SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22

(File No. 333-139760)	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 122
(File No. 811-07195)	☒
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

RiverSource Life Insurance Company

(Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN	55474
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood,

50605 Ameriprise Financial Center,

Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
☒	on April 30, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
April 30, 2018
RiverSource®
Signature Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus contains information that you should know before investing. Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
Columbia Funds Variable Series Trust II
Credit Suisse Trust
Fidelity® Variable Insurance Products – Service Class
Franklin® Templeton® Variable Insurance Products Trust – Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
J.P. Morgan Series Trust II
Lazard Retirement Series, Inc.
Lincoln Variable Insurance Product Trust (LVIP)
MFS® Variable Insurance TrustSM
Putnam Variable Trust – Class IB Shares
Royce Capital Fund
Third Avenue Variable Series Trust
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See “Valuing Your Investment — Contract Value Credits.”)
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

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•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ )
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59½) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

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Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

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Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Withdrawal charge
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Withdrawal charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
Variable account administrative charge	0.15%
Mortality and expense risk fee	1.25
Total annual variable account expenses	1.40%
Other Annual Expenses
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)
Guaranteed Minimum Income Benefit Rider (GMIB) fee	0.35% (1)
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)
8% Performance Credit Rider (PCR) fee	0.25% (1)

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(As a percentage of the contract value charged annually on the contract anniversary.)
(1)	This fee apples only if you elect this optional feature.
Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2017, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.59	2.14
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,063	$1,846	$2,544	$4,415	$428	$1,294	$2,170	$4,415
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$883	$1,304	$1,626	$2,604	$234	$718	$1,226	$2,604
(1)	In these examples, the contract administrative charge is $30.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

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than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

RiverSource Signature Variable Annuity — Prospectus    11

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Intermediate Bond Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what AllianceBernstein considers to be undue risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC

12    RiverSource Signature Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

RiverSource Signature Variable Annuity — Prospectus    13

Investing In	Investment Objective and Policies	Investment Adviser
Goldman Sachs VIT International Equity Insights Fund - Institutional Shares (previously Goldman Sachs VIT - Strategic International Equity Fund - Institutional Shares)	Seeks long-term growth of capital.	Goldman Sachs Asset Management International
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC

14    RiverSource Signature Variable Annuity — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large - and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.	J.P. Morgan Investment Management Inc.
Lazard Retirement International Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
LVIP Baron Growth Opportunities Fund - Service Class	Seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.	Lincoln Investment Advisors Corporation, adviser; BAMCO, Inc., sub-adviser.
MFS ® New Discovery Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Research Series - Initial Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Initial Class	Seeks total return.	MFS ® Investment Management
Putnam VT Equity Income Fund - Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Putnam VT International Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Royce Capital Fund - Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LP
Royce Capital Fund - Small-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LP
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC

RiverSource Signature Variable Annuity — Prospectus    15

Investing In	Investment Objective and Policies	Investment Adviser
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the guarantee period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as

16    RiverSource Signature Variable Annuity — Prospectus

part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the guarantee period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early withdrawals.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

RiverSource Signature Variable Annuity — Prospectus    17

•	after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.
We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

18    RiverSource Signature Variable Annuity — Prospectus

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (see “Making the Most of Your Contract — Transfer policies”)
The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.
As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•	a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);
•	the optional Guaranteed Minimum Income Benefit Rider(2);
•	the optional 8% Performance Credit Rider(2);
•	the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);
•	how you want to make purchase payments;
•	the date you want to start receiving annuity payouts (the retirement date); and
•	a beneficiary.
(1)	If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2)	You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3)	Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

RiverSource Signature Variable Annuity — Prospectus    19

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.
We applied your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed upon by us.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

20    RiverSource Signature Variable Annuity — Prospectus

Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
If paying by SIP:	$50 for additional payments.
If paying by any other method:	$100 for additional payments.
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90.
*	This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

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Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total 1.25% of their average daily net assets on an annual basis. These fees include coverage under any of the three death benefit options. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Withdrawal Charge
If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to a MVA. (See “The Guarantee Period Accounts — Market Value Adjustment (MVA).”
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)	is 10% of your prior anniversary’s contract value; and
(b)	is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.

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2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.	Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	7%
2	7
3	6
4	6
5	5
6	4
7	2
Thereafter	0
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
•	We receive these payments:
–	$10,000 initial;
–	$8,000 on the fifth contract anniversary;
–	$6,000 on the eighth contract anniversary; and
•	You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and
•	The prior anniversary contract value is $38,488.

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Withdrawal Charge	Explanation
$ 0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
360	$6,000 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
$760
Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•	withdrawals of any contract earnings;
•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•	contracts settled using an annuity payout plan;
•	death benefits;
•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and
•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdraw and withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2

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Number of Completed Years Since Annuitization	Withdrawal charge percentage
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdraw will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Living Benefits Charges
Guaranteed Minimum Income Benefit Rider (GMIB) Fee
We deduct a charge (currently 0.35%) based on the GMIB benefit base for this optional feature only if you select it(1). If selected, we deduct the charge from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.
We calculate the fee as follows:
0.35% × (CV + ST – FAV)
CV	=	contract value on the contract anniversary
ST	=	transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
FAV	=	the value of your GPAs and the one-year fixed account on the contract anniversary.
The result of ST – FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs or the one-year fixed account.
Example
•	You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.
•	During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
•	On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.
•	The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
Contract value on the contract anniversary:	$ 73,250
plus transfers from the subaccounts to the one-year fixed account in the six months before the contract anniversary:	+15,000
minus the value of the one-year fixed account on the contract anniversary:	–15,250
$ 73,000

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The GMIB fee charged to you: 0.35% × $73,000 =	255.5
8% Performance Credit Rider (PCR) Fee
We charge a fee of 0.25% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.
If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•	plus any contract value credits allocated to the GPAs and one-year fixed account;
•	plus interest credited;
•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider
–	Performance Credit rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.

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The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	any contract value credits allocated to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial withdrawals;
•	withdrawal charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Guaranteed Minimum Income Benefit rider and/or
–	Performance Credit rider
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.
Contract Value Credits
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are “eligible purchase payments.” Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.
Eligible purchase payments: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).
Annual contract value credit formula: 0.50% × (CV × (EPP ÷ TPP))
CV	=	contract value at the time of the calculation.
EPP	=	eligible purchase payments at the time of the calculation.
TPP	=	total purchase payments at the time of the calculation.
If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.
We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.
The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.
Example
•	You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.
•	You make an additional payment on the fourth contract anniversary of $60,000.
•	Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:
0.50% × ($250,000 × ($100,000 ÷ $160,000) = $781.25
After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)	“Net contract value” equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.
You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From

28    RiverSource Signature Variable Annuity — Prospectus

time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

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•	If we receive your transfer request at our Service Center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.
•	If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.
•	Once annuity payouts begin, you may not make any transfers to the GPAs.
*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing

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policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund,

RiverSource Signature Variable Annuity — Prospectus    31

and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Withdrawal
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

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•	Automated withdrawals may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial withdrawals are in effect.
•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•	If we receive your withdrawal request at our Service Center in good order before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•	If we receive your withdrawal request at our Service Center in good order before the close of the NYSE, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•	If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

RiverSource Signature Variable Annuity — Prospectus    33

Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.

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TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
Benefits in Case of Death
There are three death benefit options under this contract:
•	ROP Death Benefit;

RiverSource Signature Variable Annuity — Prospectus    35

•	MAV Death Benefit; and
•	Enhanced Death Benefit.
If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”) There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see “Valuing Your Investments — Contract Value Credits”).
Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary you make an additional purchase payment of $5,000.
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP death benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
ROP death benefit, calculated as the greatest of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.
If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. Once you select the MAV death benefit you may not cancel it. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.
The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or

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3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•	You purchase the contract with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $29,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:	$20,500.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$20,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $20,000 =	–1,363.64
$22,000
for a death benefit of:	$18,636.36
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $29,000 =	–1,977.27
$22,000
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
Enhanced Death Benefit (EDB)
The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.
If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.
The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or
3.	the 5% rising floor.
5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts at issue increased by 5%;
•	plus any subsequent amounts allocated to the subaccounts;
•	minus adjusted transfers and partial withdrawals from the subaccounts.

RiverSource Signature Variable Annuity — Prospectus    37

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81.
5% rising floor adjusted transfers or partial withdrawals	=	PWT × VAF
SV

PWT	=	the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV	=	value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.
Example
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.
•	On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:	$22,800.00
Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $25,000 =	–1,543.21
$24,300
for a death benefit of:	$23,456.79
for a MAV death benefit of:
The 5% rising floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 x $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
$1,500 × $21,000 =	–1,657.89
$19,000
variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00
5% rising floor (value of the GPAs, one-year fixed account and the variable account floor):	$24,642.11
The EDB death benefit, calculated as the greatest of these three values:		$24,642.11
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or

38    RiverSource Signature Variable Annuity — Prospectus

riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.

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Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
Guaranteed Minimum Income Benefit Rider (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation because:
•	you must hold the GMIB for seven years;
•	the GMIB rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday;
•	you can only exercise the GMIB within 30 days after a contract anniversary;
•	the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and
•	there are additional costs associated with the rider.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.
If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.
If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see “Charges”). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date.
In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.
Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Columbia Variable Portfolio — Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.
Exercising the GMIB:
•	you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
•	the annuitant on the retirement date must be between 50 and 86 years old.
•	you can only take an annuity payout under one of the following annuity payout plans:
–	Plan A – Life Annuity — no refund
–	Plan B – Life Annuity with ten years certain

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–	Plan D – Joint and last survivor life annuity — no refund
•	you may change the annuitant for the payouts.
When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	= Pt
1.05

P t–1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance
Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.
The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.
GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:
•	contract value;
•	total purchase payments minus adjusted partial withdrawals; or
•	the 6% rising floor.
•	6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:
•	the initial purchase payments allocated to the subaccounts increased by 6%;
•	plus any subsequent amounts allocated to the subaccounts; and
•	minus adjusted transfers or partial withdrawals from the subaccounts.
Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary’s variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.
Keep in mind that the 6% rising floor is limited after age 81.
We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:
•	subtract each payment adjusted for market value from the contract value.
•	subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

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For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:
PMT × CVG
ECV

PMT	=	each purchase payment made in the five years before you exercise the GMIB.
CVG	=	current contract value at the time you exercise the GMIB.
ECV	=	the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.
For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:
PMT	×	(1.06) CY

CY	=	the full number of contract years the payment has been in the contract.
Terminating the GMIB
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider any time after the seventh rider anniversary.
•	The rider will terminate on the date:
–	you make a full withdrawal from the contract;
–	a death benefit is payable; or
–	you choose to begin taking annuity payouts under the regular contract provisions.
•	The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.
Example
•	You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.
•	There are no additional purchase payments and no partial withdrawals.
•	Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.
•	Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract anniversary	Contract value	Purchase payments	6% rising floor	GMIB benefit base
1	$107,000	$100,000	$106,000
2	125,000	100,000	112,360
3	132,000	100,000	119,102
4	150,000	100,000	126,248
5	85,000	100,000	133,823
6	120,000	100,000	141,852
7	138,000	100,000	150,363	$150,363
8	152,000	100,000	159,388	159,388
9	139,000	100,000	168,948	168,948
10	126,000	100,000	179,085	179,085
11	138,000	100,000	189,830	189,830
12	147,000	100,000	201,220	201,220
13	215,000	100,000	213,293	215,000
14	234,000	100,000	226,090	234,000
15	240,000	100,000	239,655	240,000
NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

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If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Minimum Guaranteed Monthly Income
			Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$179,085 (6% Rising Floor)	$ 872.14	$ 850.65	$ 691.27
15	240,000 (Contract Value)	1,346.40	1,286.40	1,034.40
The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:
Contract anniversary at exercise	GMIB Benefit Base	Plan A – life annuity — no refund	Plan B – life annuity with ten years certain	Plan D joint and last survivor life annuity — no refund
10	$126,000	$ 650.16	$ 632.52	$ 520.38
15	240,000	1,416.00	1,351.20	1,096.80
In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.
8% Performance Credit Rider (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.
If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.
In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year’s purchase payments.
Investment selection under the PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the Columbia Variable Portfolio — Government Money Market Fund (Class 3) to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.
Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year’s purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary’s target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.
Target value adjusted partial withdrawals	=	PW × TV
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
TV	=	the target value on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.

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Your benefits under the PCR are as follows:
(a)	If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

3%	×	(PP – PCRPW – PP5)

PP	=	total purchase payments.
PCRPW	=	PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.
PP5	=	purchase payments made in the prior five years.
We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.
(b)	If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

5%	x	(PP – PCRPW – PP5)
We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year’s payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.
PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year’s payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.
Terminating the PCR
•	You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
•	You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
•	The PCR will terminate on the date:
–	you make a full withdrawal from the contract;
–	that a death benefit is payable; or
–	you choose to begin taking annuity payouts.
Example
•	You purchase the contract with a payment of $104,000.
•	There are no additional purchase payments and no partial withdrawals.
•	On the seventh contract anniversary, the contract value is $150,000.
•	We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)7 = $104,000 × 1.71382 = $178,237.72.
Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.03 × $104,000 = $3,120.
After application of the PCR credit, your total contract value would be $153,120.
•	On the tenth contract anniversary, the contract value is $220,000.
•	We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:
$104,000 × (1.08)10 = $104,000 × 2.158924 = $224,528.20.

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Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:
0.05 × $104,000 = $5,200.
After application of the PCR credit, your total contract value would be $225,200.
•	The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year’s payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

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•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges — Withdrawal charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

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Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdrawal all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.

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Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the

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payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);

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•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

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Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

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•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.50% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including withdrawal charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

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Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2017 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2017, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual

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reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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Appendix A: 8% Performance Credit Rider Adjusted Partial Withdrawal
Step One
For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):
RPA	=	Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.
RPA adjusted partial withdrawals	=	PW × RPA
CV

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal.
Step Two
For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):
EPA	=	Total purchase payments made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.
EPA adjusted partial withdrawals	=	PW × EPA	×	EPA
		CV		RPA

PW	=	the partial withdrawal including any applicable withdrawal charge or MVA.
CV	=	the contract value on the date of (but prior to) the partial withdrawal.
EPA	=	the eligible premium amount on the date of (but prior to) the partial withdrawal.
RPA	=	the remaining premium amount on the date of (but prior to) the partial withdrawal
Step Three
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.
Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).
•	You purchase the contract with a purchase payment of $100,000.
•	On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.
•	Contract values before any partial withdrawals are shown below.
•	On the third contract anniversary you make a partial withdrawal in the amount of $10,000.
•	On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.

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NOTE: The shaded portion of the table indicates the five year exclusion period.
Contract Duration in Years	Total Purchase Payments	Contract Value
At Issue	$100,000	$100,000
1	100,000	110,000
2	100,000	115,000
3	100,000	120,000
4	100,000	115,000
5	100,000	120,000
6	200,000	225,000
7	200,000	230,000
8	200,000	235,000
9	200,000	230,000
10	200,000	235,000
Step one: For each withdrawal made within the current calculation period we calculate the RPA:
For the first partial withdrawal on the third contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	RPA adjusted partial withdrawal =
	$10,000 × $100,000	= $8,333
$120,000
For the second partial withdrawal on the eighth contract anniversary:
RPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $200,000 – $8,333 = $191,667	RPA adjusted partial withdrawal =
	$10,000 × $191,667	= $8,156
$235,000
Step two: For each withdrawal made within the current calculation period, we calculate the EPA:
For the first partial withdrawal on the third contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	EPA adjusted partial withdrawal =
	$10,000 × $100,000	×	$100,000	= $8,333
	$120,000		$100,000
For the second partial withdrawal on the eighth contract anniversary:
EPA before the partial withdrawal = total purchase
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – $8,333 = $91,667	EPA adjusted partial withdrawal =
	$10,000 × $91,667	×	$91,667	= $1,866
	$235,000		$191,667
Step three: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.
PCRPW amount = $ 8,333 + $ 1,866 = $ 10,199

56    RiverSource Signature Variable Annuity — Prospectus

Appendix B: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2017.
Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Global Thematic Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86
Accumulation unit value at end of period	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	120	136	153	157	170	235	350	428	503	570

AB VPS Intermediate Bond Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35
Accumulation unit value at end of period	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	161	399	199	255	350	395	395	473	473	704

AB VPS Large Cap Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87
Accumulation unit value at end of period	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	253	283	275	305	318	380	710	877	1,081	1,186

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24
Accumulation unit value at end of period	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	436	446	496	522	600	692	777	880	1,036	1,249

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89
Accumulation unit value at end of period	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	812	971	1,161	1,313	1,652	2,086	2,533	3,074	3,447	3,843

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84
Accumulation unit value at end of period	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	83	80	83	81	113	153	273	295	303	421

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34
Accumulation unit value at end of period	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3,009	3,452	2,179	2,496	2,750	2,860	3,784	4,615	4,417	4,753

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (08/26/1999)
Accumulation unit value at beginning of period	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30
Accumulation unit value at end of period	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	329	407	490	560	773	971	1,146	1,400	1,627	2,018

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75
Accumulation unit value at end of period	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	840	961	1,077	1,216	1,527	2,043	2,171	2,609	9,757	10,453

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56
Accumulation unit value at end of period	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31
Number of accumulation units outstanding at end of period (000 omitted)	177	328	329	345	364	444	158	198	308	1,533

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36
Accumulation unit value at end of period	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	17	20	21	22	28	32	129	48	55	80

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23
Accumulation unit value at end of period	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	88	418	121	124	152	163	168	270	386	453

Fidelity ® VIP Growth & Income Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22
Accumulation unit value at end of period	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	216	144	148	183	295	395	489	588	702	889

Fidelity ® VIP Mid Cap Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44
Accumulation unit value at end of period	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	188	181	219	239	282	331	423	509	594	687

RiverSource Signature Variable Annuity — Prospectus    57

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity ® VIP Overseas Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49
Accumulation unit value at end of period	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	38	41	41	48	87	136	139	162	197	237

Franklin Global Real Estate VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43
Accumulation unit value at end of period	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	79	97	123	138	187	211	253	310	433	475

Franklin Mutual Shares VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91
Accumulation unit value at end of period	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	950	1,180	1,259	1,538	1,777	2,135	2,449	3,186	4,141	5,501

Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44
Accumulation unit value at end of period	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	8	8	8	37	40	80

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02
Accumulation unit value at end of period	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	34	36	54	55	55	59	61	105	118	125

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10
Accumulation unit value at end of period	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	117	77	111	128	138	160	244	348	522	746

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	239	309	341	415	457	—	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54
Accumulation unit value at end of period	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,232	1,472	1,645	1,856	2,171	2,494	2,967	3,385	4,142

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	105	105	118	146	153	—	—	—	—

Janus Henderson Enterprise Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69
Accumulation unit value at end of period	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38
Number of accumulation units outstanding at end of period (000 omitted)	223	231	236	231	270	318	356	418	516	647

Janus Henderson Global Technology Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49
Accumulation unit value at end of period	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27
Number of accumulation units outstanding at end of period (000 omitted)	46	48	51	56	60	79	179	240	270	246

Janus Henderson Overseas Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62
Accumulation unit value at end of period	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	146	154	161	181	209	242	283	339	397	530

Janus Henderson Research Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74
Accumulation unit value at end of period	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	227	266	316	344	478	694	869	962	12,886	12,008

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00	—
Accumulation unit value at end of period	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	—
Number of accumulation units outstanding at end of period (000 omitted)	59	60	61	71	95	114	168	188	204	—

Lazard Retirement International Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30
Accumulation unit value at end of period	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	28	29	29	29	31	42	63

58    RiverSource Signature Variable Annuity — Prospectus

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17
Accumulation unit value at end of period	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	8	8	9	9	14	14

LVIP Baron Growth Opportunities Fund – Service Class (09/22/1999)
Accumulation unit value at beginning of period	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01
Accumulation unit value at end of period	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	33	34	171	179	184	178	185	196	204	222

MFS ® New Discovery Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45
Accumulation unit value at end of period	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	87	93	236	256	284	324	374	436	512	578

MFS ® Research Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14
Accumulation unit value at end of period	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	162	167	210	226	243	230	320	388	445	586

MFS ® Utilities Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34
Accumulation unit value at end of period	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	347	392	438	517	577	652	680	798	879	996

Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63
Accumulation unit value at end of period	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	282	297	527	565	636	714	947	1,199	1,363	1,487

Putnam VT International Growth Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32
Accumulation unit value at end of period	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	34	37	37	42	41	53	86	115	163	210

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28
Accumulation unit value at end of period	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	47	49	55	71	93	101	105	138	151	204

Royce Capital Fund – Small-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82
Accumulation unit value at end of period	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	70	77	79	92	109	129	150	179	214	239

Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89
Accumulation unit value at end of period	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	172	200	209	230	286	330	396	517	595	936

Third Avenue Value Portfolio (05/02/2000)
Accumulation unit value at beginning of period	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56
Accumulation unit value at end of period	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	55	56	63	69	75	83	90	90	129	203

Wanger International (09/22/1999)
Accumulation unit value at beginning of period	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49
Accumulation unit value at end of period	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	48	50	125	129	163	183	199	215	1,491	2,249

Wanger USA (09/22/1999)
Accumulation unit value at beginning of period	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88
Accumulation unit value at end of period	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	133	159	182	217	340	541	659	787	2,050	2,146

RiverSource Signature Variable Annuity — Prospectus    59

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

60    RiverSource Signature Variable Annuity — Prospectus

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2018 RiverSource Life Insurance Company. All rights reserved.
43444 CD (4/18)

Prospectus
April 30, 2018
RiverSource®
Signature Select Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account/RiverSource MVA Account
New contracts are not currently being offered.
This prospectus describes two versions of the contracts: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.
This prospectus contains information that you should know before investing. Prospectuses are also available for:
AB Variable Products Series Fund, Inc. (Class B)
American Century˛ Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity Variable Insurance Products Service Class 2
Franklin Templeton˛ Variable Insurance Products Trust – Class 2
Goldman Sachs Variable Insurance Trust (VIT) Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Partners Variable Equity Trust
MFS Variable Insurance TrustSM – Service Class
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust – Class IB Shares
Wanger Advisors Trust

Some funds may not be available under your contract. Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance,

RiverSource Signature Select Variable Annuity — Prospectus    1

time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

2    RiverSource Signature Select Variable Annuity — Prospectus

RiverSource Signature Select Variable Annuity — Prospectus    3

4    RiverSource Signature Select Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior of the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan (referred to as “Retirement date” in the Original Contract). Throughout this prospectus when we use the term “Annuitization start date,” it includes the term “Retirement date.”
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s death (Current Contract), or owner’s or annuitant’s death (Original Contract) while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant (Current Contract): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.
Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or revocable trust, the annuitant will

RiverSource Signature Select Variable Annuity — Prospectus    5

be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only plans under Section 401(a) of the Code
•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract (referred to as “Withdrawal value” in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as “Surrender value” in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

6    RiverSource Signature Select Variable Annuity — Prospectus

The Contract in Brief
This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: “Key Terms”, “Expense Summary,” “Buying Your Contract”, “Benefits in Case of Death”, and “Optional Benefits.” The information in this prospectus applies to both contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)
Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
Free look period: The contracts in this prospectus are no longer sold. Generally, all available free look periods have now expired.
Accounts: Generally, you may allocate purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)
•	for the Current Contract:
–	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “The Fixed Account –The Regular Fixed Account”).
–	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can

RiverSource Signature Select Variable Annuity — Prospectus    7

remain in this account. (See “The Fixed Account – The Special DCA Fixed Account”).
•	for the Original Contract:
–	one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “The Fixed Account – One-Year Fixed Account“ ).
–	DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See “The Fixed Account – DCA Fixed Account”).
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See “Making the Most of Your Contract — Transferring Among Accounts”).
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty that may apply if you make surrenders prior to your reaching age 59½) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See “Surrenders”).
Optional benefits: These contracts offered optional living and death benefits that were available for additional charges if you met certain criteria. Please note, since the contracts in this prospectus are no longer sold, any optional benefits you may have elected were done so at the time of application. You cannot add optional benefits to your contract after it has been issued. Any optional benefits we describe are not available to add to your contract. (See “Optional Benefits”).
Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term “SecureSource series” includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.
If you selected an optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see “Optional Benefits — Optional Living Benefits”. Optional benefits vary by state and may have eligibility requirements.
We offered the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.
Benefits in case of death: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See “Benefits in Case of Death”).
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See “The Annuity Payout Period”).

8    RiverSource Signature Select Variable Annuity — Prospectus

Expense Summary
The following tables describe the fees and expenses that you paid when buying, owning and making a surrender from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a surrender from the contract. State premium taxes also may be deducted.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge	Maximum: $50	Current: $40
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Contract administrative charge at full surrender	Maximum: $50	Current: $40
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.

RiverSource Signature Select Variable Annuity — Prospectus    9

	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
CV Death Benefit*	1.30%	0.15%	1.45%
ROPP Death Benefit	1.30	0.15	1.45
MAV Death Benefit	1.55	0.15	1.70
5% Accumulation Death Benefit	1.70	0.15	1.85
Enhanced Death Benefit	1.75	0.15	1.90
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
SecureSource Stages 2SM– Single life rider fee	Maximum: 1.75%	Current: 0.95%
SecureSource Stages 2SM– Joint life rider fee	Maximum: 2.25%	Current: 1.15%
(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)
Accumulation Protector Benefit® rider fee

For applications signed:	Maximum annual rider fee	Initial annual rider fee
May 3, 2010 – July 18, 2010	1.75%	0.95%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%
Oct. 4, 2010 through Dec. 31, 2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Oct. 4, 2010 – Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

SecureSource ® Stages– Single life rider fee	Maximum: 2.00%	Current: 1.10%
SecureSource ® Stages– Joint life rider fee	Maximum: 2.50%	Current: 1.35%
(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

10    RiverSource Signature Select Variable Annuity — Prospectus

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Contract Owner Transaction Expenses
Surrender charge
(Contingent deferred sales charge as a percentage of purchase payments surrendered)
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment
0	7%
1	7
2	6
3	6
4	5
5	4
6	2
Thereafter	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Liquidation charge under Variable Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)
Surrender charge for Fixed Annuity Payout Plan E — Payouts for a specified period:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual contract administrative charge and at full surrender	$40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)
Annual Variable Account Expenses
(As a percentage of average daily subaccount value.)
You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.
	Mortality and expense risk fee	Variable account administrative charge	Total variable account expense
ROP Death Benefit	1.30%	0.15%	1.45%
MAV Death Benefit	1.50	0.15	1.65
5% Accumulation Death Benefit	1.65	0.15	1.80
Enhanced Death Benefit	1.70	0.15	1.85

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Other Annual Expenses
Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.
Benefit Protector® Death Benefit rider fee	0.25%
Benefit Protector® Plus Death Benefit rider fee	0.40%
(As a percentage of the contract value charge annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. The fees apply only if you have selected one of these benefits. Investment allocation restrictions apply.
Accumulation Protector Benefit® rider fee

For applications signed:	Maximum annual rider fee	Initial annual rider fee
prior to Jan. 26, 2009	1.75%	0.55%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

SecureSource ® 20– Single life rider fee	Maximum: 2.00%	Current: 1.25%
SecureSource ® 20– Joint life rider fee	Maximum: 2.50%	Current: 1.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
SecureSource ® rider fees

Application signed date	Maximum annual rider fee	Initial annual rider fee(1)
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%

12    RiverSource Signature Select Variable Annuity — Prospectus

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
(1)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up, or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Application signed date		Portfolio Navigator Funds
	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%

Guarantor Withdrawal Benefit for Life® rider fee	Maximum: 1.50%	Initial: 0.65%(2)
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
(2)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.10%

Guarantor Withdrawal Benefit rider fee	Maximum: 1.50%	Initial: 0.55%(3)
(As a percentage of contract value charged annually on the contract anniversary.)
(3)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13
Portfolio Stabilizer funds	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.00%

Income Assurer Benefit®– MAV rider fee	Maximum: 1.50%	Current: 0.30%(4)
Income Assurer Benefit®– 5% Accumulation Benefit Base rider fee	Maximum: 1.75%	Current: 0.60%(4)
Income Assurer Benefit®– Greater of MAV or 5% Accumulation Benefit Base rider fee	Maximum: 2.00%	Current: 0.65%(4)
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)
(4)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit – 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.

RiverSource Signature Select Variable Annuity — Prospectus    13

Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2017, unless otherwise noted. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.41	1.69
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 – Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,256	$2,447	$3,580	$6,614	$626	$1,905	$3,218	$6,614
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$880	$1,294	$1,606	$2,558	$231	$708	$1,206	$2,558
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the Portfolio Navigator funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource – Joint Life rider or SecureSource 20 – Joint Life rider and the Benefit Protector Plus Death Benefit(2),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

14    RiverSource Signature Select Variable Annuity — Prospectus

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,246	$2,429	$3,551	$6,340	$616	$1,887	$3,188	$6,340
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$880	$1,294	$1,606	$2,558	$231	$708	$1,206	$2,558
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $40.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Signature Select Variable Annuity — Prospectus    15

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix Q.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.
The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently

16    RiverSource Signature Select Variable Annuity — Prospectus

than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

RiverSource Signature Select Variable Annuity — Prospectus    17

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating investment professionals who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.

18    RiverSource Signature Select Variable Annuity — Prospectus

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
Unless the PN program is in effect or you have selected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
AB VPS Balanced Wealth Strategy Portfolio (Class B)	N	Y	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century VP Inflation Protection, Class II	N	Y	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International, Class II	N	Y	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Mid Cap Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra®, Class II	Y	Y	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
ClearBridge Variable Small Cap Growth Portfolio - Class I	Y	Y	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, adviser; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the Fund's cash and short-term investments.)

RiverSource Signature Select Variable Annuity — Prospectus    19

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Disciplined Core Fund (Class 3)	Y	Y	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3)	Y	Y	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Y	Y	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Y	Y	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)	N	Y	Seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC

20    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio - Select International Equity Fund (Class 3))*	Y	Y	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.(Effective on May 1, 2018, Threadneedle International Limited will no longer serve as subadviser for the Fund.)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	N	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Y	Y	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	Y	Y	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Asset Management, LLC
CTIVP SM - BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3))*	Y	Y	Seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
CTIVP SM - Loomis Sayles Growth Fund (Class 1) (previously Variable Portfolio - Loomis Sayles Growth Fund (Class 1))*	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
CTIVP SM - MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 3))*	Y	Y	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

RiverSource Signature Select Variable Annuity — Prospectus    21

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
CTIVP SM - Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio - Victory Sycamore Established Value Fund (Class 3))*	Y	Y	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares	N	Y	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.	The Dreyfus Corporation
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares	N	Y	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares	N	Y	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation, adviser; Fayez Sarofim & Co., sub-adviser.
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	Y	Y	Seeks capital growth.	The Dreyfus Corporation, adviser; Newton Investment Management (North America) Limited, sub-adviser.
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares	Y	Y	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income Fund - Initial Class	Y	Y	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Y	Y	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth Portfolio Service Class 2	N	Y	Seeks to achieve capital appreciation. Normally invests primarily in common stocks. Invests in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). The Fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

22    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2	Y	Y	Seeks as high level of current income as is consistent with the preservation of capital. Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Franklin Income VIP Fund - Class 2	Y	Y	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
Franklin Mutual Shares VIP Fund - Class 2	N	Y	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	N	Y	Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies that have paid rising dividends.	Franklin Advisers, Inc.

RiverSource Signature Select Variable Annuity — Prospectus    23

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Franklin Small-Mid Cap Growth VIP Fund - Class 2	N	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Y	Y	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Y	Y	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Y	Y	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Health Care Fund, Series II Shares (previously Invesco V.I. - Global Health Care Fund, Series II Shares)	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)	Y	Y	Seeks long-term growth of capital.	Janus Capital Management LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	N	Y	Seeks capital appreciation.	MFS ® Investment Management

24    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
MFS ® Total Return Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Y	Y	Seeks total return.	MFS ® Investment Management
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares	Y	Y	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares	Y	Y	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares	N	Y	Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley Investment Management Inc.
Oppenheimer Capital Appreciation Fund/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Fund/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Y	Y	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Y	Y	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Putnam VT Global Health Care Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.

RiverSource Signature Select Variable Annuity — Prospectus    25

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Putnam VT International Equity Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager.
Putnam VT Small Cap Value Fund - Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager.
Putnam VT Sustainable Leaders Fund - Class IB Shares (previously Putnam VT - Multi-Cap Growth Fund - Class IB Shares)	N	Y	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager.
Templeton Global Bond VIP Fund - Class 2	Y	Y	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 2	Y	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited
Variable Portfolio - Aggressive Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk Fund (Class 2) (previously Columbia Variable Portfolio - Managed Risk Fund (Class 2))* (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

26    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Managed Risk U.S. Fund (Class 2) (previously Columbia Variable Portfolio - Managed Risk U.S. Fund (Class 2))* (Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2))*
(Available only for contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2))*
(Available only for contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2))*
(Available only for contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2))*
(Available only for contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

RiverSource Signature Select Variable Annuity — Prospectus    27

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderate Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Y	Y	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Y	Y	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Denver Investment Advisors LLC, Jacobs Levy Equity Management, Inc., Nuveen Asset Management, LLC and Segall Bryant & Hamill, LLC, subadvisers.
(Effective on or about May 1, 2018, Denver Investments Advisors LLC will no longer serve as subadviser for this Fund.)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2))*
(Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

28    RiverSource Signature Select Variable Annuity — Prospectus

Investing In	Available under contracts with applications signed on or after May 1, 2007	Available under contracts with applications signed prior to May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio - U.S. Flexible Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Growth Fund (Class 2))*
(Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2))*
(Available only for Current Contracts with living benefit riders)	Y	N	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Wanger International	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
* The Fund’s name change is effective on May 1, 2018.

RiverSource Signature Select Variable Annuity — Prospectus    29

The Guarantee Period Accounts (GPAs)
The GPAs may not be available in some states.
Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
(Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.)
These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no

30    RiverSource Signature Select Variable Annuity — Prospectus

GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
For the Current Contract, the 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;
•	amounts transferred automatically under the PN program; and
•	amounts deducted for fees and charges.
•	Amounts we pay as death claims will not be reduced by any MVA.
For the Original Contract, the 30-day rule does not apply and no MVA will apply to:
•	transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;
•	automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;
•	amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;
•	amounts deducted for fees and charges; or
•	amounts we pay as death claims.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For examples, see Appendix A.

RiverSource Signature Select Variable Annuity — Prospectus    31

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
We have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. We believe these options are exempt from registration under the federal securities laws because the underlying values do not vary according to the performance of a separate account and satisfy state standard non-forfeiture laws. Accordingly, we have a reasonable basis for concluding that the fixed account provides sufficient guarantees of principal and interest through the company’s general account to qualify under Section 3(a)(8) of the Securities Act of 1933.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
The Regular Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Making the Most of Your Contract — Transfer policies”).
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts or investment option you select under your living benefit rider monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in

32    RiverSource Signature Select Variable Annuity — Prospectus

the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.
If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the Portfolio Stabilizer or Portfolio Navigator fund in which you are invested if a living benefit rider is selected, or if no living benefit rider is selected, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
The One-Year Fixed Account
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate

RiverSource Signature Select Variable Annuity — Prospectus    33

that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see “Making the Most of Your Contract — Transfer policies”).
DCA Fixed Account
(Applies to contracts with applications signed on or after May 1, 2006 and if available in your state)
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.
You may allocate your entire purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.
In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.
The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:
•	for the DCA fixed account and the one-year fixed account;
•	for the DCA fixed accounts with terms of differing length;
•	for amounts in the DCA fixed account that are transferred to the one-year fixed account;
•	for amounts in the DCA fixed account that are transferred to the GPAs;
•	for amounts in the DCA fixed account that are transferred to the subaccounts.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the DCA fixed account for a six month term;
•	the DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:
•	to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;
•	to the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;
•	unless you have elected one of the optional living benefit riders, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.
If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.
If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

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If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
New contracts are not currently being offered.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you could have selected:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
•	GPAs, the regular fixed account (if included), the Special DCA fixed account and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, you could have also selected one of the following optional living benefits:
•	SecureSource Stages 2 riders;
•	SecureSource Stages riders;
•	Accumulation Protector Benefit rider
The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

RiverSource Signature Select Variable Annuity — Prospectus    35

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
•	GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the optional PN program(1); and
•	one of the following optional death benefits:
–	MAV Death Benefit;
–	5% Accumulation Death Benefit; or
–	Enhanced Death Benefit.
•	one of the following additional optional death benefits:
–	Benefit Protector Death Benefit rider(2); or
–	Benefit Protector Plus Death Benefit rider(2).
In addition, if available in your state, could have also selected one of the following optional living benefits:
•	SecureSource 20 riders;
•	SecureSource riders;
•	Accumulation Protector Benefit rider;
•	Guarantor Withdrawal Benefit for Life rider;
•	Guarantor Withdrawal Benefit rider;
•	Income Assurer Benefit – MAV rider;
•	Income Assurer Benefit – 5% Accumulation Benefit Base rider; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base rider.
(1)	There is no additional charge for this feature.
(2)	Not available with 5% Accumulation or Enhanced Death Benefit.
The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
For both the Current Contract and the Original Contract:
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

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The Annuitization Start Date
For both the Current Contract and the Original Contract:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all annuitization start dates are now automatically set to the maximum age of 95 now in effect. You can also change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirement). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Please see ”SecureSource Stages 2/SecureSource Stages/SecureSource 20 — Other Provisions" section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series  – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum initial purchase payment
10,000
Minimum additional purchase payments
$50 for SIPs
$100 for all other payment types
Maximum total purchase payments (without our approval)
•	Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Maximum total purchase payments* based on your age on the effective date of the payment:
For the first year and total: through age 85	$1,000,000
age 86 or older	$0

RiverSource Signature Select Variable Annuity — Prospectus    37

For each subsequent year: through age 85	$100,000
age 86 or older	$0
•	Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Maximum total purchase payments*
$1,000,000
Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders.
Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.
For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.
For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.
Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders
Effective Feb. 27, 2012, no additional purchase payments are allowed for contracts with SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders subject to certain exceptions listed below.
Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:
a.	Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.
b.	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs and SEP plans.
We reserve the right to change these current rules any time, subject to state restrictions.
The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under “Optional Living Benefits — SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.”)
Additional purchase payment restrictions for the Accumulation Protector Benefit rider
Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.
For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.
Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.
*	These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

38    RiverSource Signature Select Variable Annuity — Prospectus

How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By SIP
Contact your investment professional to complete the necessary SIP paperwork.
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.
Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
Mortality and expense risk fee
CV Death Benefit*	1.30%
ROPP Death Benefit	1.30
MAV Death Benefit	1.55
5% Accumulation Death Benefit	1.70

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Mortality and expense risk fee
Enhanced Death Benefit	1.75
*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
Mortality and expense risk fee
ROP Death Benefit	1.30%
MAV Death Benefit	1.50
5% Accumulation Death Benefit	1.65
Enhanced Death Benefit	1.70
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment. (See “Expense Summary.”)
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:
Current Contract without SecureSource Stages rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.

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Original Contract without SecureSource 20 rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Guarantor Withdrawal Benefit rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or
•	current contract earnings.
Current Contract with SecureSource Stages rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Original Contract with SecureSource 20 rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).
Original Contract with Guarantor Withdrawal Benefit rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Benefit Payment.
(1)	We consider your initial purchase payment to be the prior contract anniversary’s contract value during the first contract year.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

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Example: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (The surrender charge percentages for the 7-Year surrender charge schedule are shown in a table in the “Expense Summary”.) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.
For an example, see Appendix B.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);
•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge. )
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refunded to you during the free look period; and
•	death benefits.
Current Contract:
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Original Contract:
Contingent events
•	Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.
•	Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
Both Contracts:
Liquidation charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to surrender those payments. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.

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Fixed Payouts: Surrender charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a surrender and surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you surrendered, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefits Charges
Accumulation Protector Benefit Rider Fee
We deduct an annual charge from your contract value on your contract anniversary for this optional benefit only if you select it. The charge is percentage of the greater of your contract value or the minimum contract accumulation value. See tables below for the applicable percentage. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.
We may change the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step-up or elective spousal continuation step-up after we have exercised our rights to increase the rider fee; or
(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
We exercised our right to increase the rider fee upon elective step-up or elective spousal continuation step-up and vary the fee depending on whether your contract value is invested in one of the Portfolio Navigator or Portfolio Stabilizer funds at the time of the elective step-up or spousal continuation step-up. You will pay the fee that is in effect on the valuation date we receive your written request to step-up. Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.

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If you request an elective step-up or the elective spousal continuation step-up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.
Current Contract:
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Oct. 4, 2010 – Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Original Contract:
			If invested in Portfolio Navigator fund at the time of step-up			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.
The automatic step-up option available under your rider will not impact your rider fee.
Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” section for a full description and rules applicable to elective and automatic step-up options under your rider.
The charge does not apply after the annuitization start date.
SecureSource Stages 2 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual charges are:
•	SecureSource Stages 2 — Single Life rider, 0.95%
•	SecureSource Stages 2 — Joint Life rider, 1.15%
The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

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Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 — Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.
If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The fee does not apply after the annuitization start date.
SecureSource Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
Application signed date	Maximum annual rider fee	Initial annual rider fee
5/1/2007 – 5/31/2008, Single Life	1.50%	0.65%
5/1/2007 – 5/31/2008, Joint Life	1.75%	0.85%
6/1/2008 – 1/25/2009, Single Life	1.50%	0.75%
6/1/2008 – 1/25/2009, Joint Life	1.75%	0.95%
1/26/2009 and later, Single Life	2.00%	1.10%
1/26/2009 and later, Joint Life	2.50%	1.40%
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, the rider fee will not exceed the maximum fees as shown in the table above.

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We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
		Portfolio Navigator funds
Application signed date	All Portfolio Stabilizer funds	Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)
5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%
5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%
6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%
6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%
1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%
1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election (if eligible). You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the step up (Step up date).

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For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix M.
SecureSource Stages Rider Fee
We deduct a charge for this optional feature only if you select it as follows:
•	SecureSource Stages – Single Life rider, 1.10%
•	SecureSource Stages – Joint Life rider, 1.35%
The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages – Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages – Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,
(ii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,
(iii)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.
If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
SecureSource 20 Rider Fee
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:
•	SecureSource 20 – Single Life rider, 1.25%;
•	SecureSource 20 – Joint Life rider, 1.55%.
We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.
Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 – Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 – Joint Life rider fee will not exceed a maximum charge of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and
(iv)	the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program model portfolios or investment options.
(B)	You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.
If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
Guarantor Withdrawal Benefit for Life Rider Fee(1)
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The initial fee is 0.65%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum fee of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
(1)	See disclosure in Appendix I.

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If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.65%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.80%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.95%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.10%
On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The step up and new fee will be effective on the date we receive your request for the step up (Step up date).
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

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If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Guarantor Withdrawal Benefit Rider Fee(1)
This fee information applies to both Rider A and Rider B unless otherwise noted.
We deduct an annual charge based on contract value for this optional feature only if you select it. The initial fee is 0.55%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.
The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.
We may increase the rider fee at our discretion and on a nondiscriminatory basis.
We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:
(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or
(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.
Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested.
Beginning Dec. 18, 2013, if you:
•	request an elective step up or the elective spousal continuation step up, or
•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to, the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.
If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.
Fund name	Maximum annual rider fee	Current annual rider fee as of 12/18/13
Portfolio Stabilizer funds	1.50%	0.55%
Portfolio Navigator funds:
Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	1.50%	0.70%
Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	1.50%	0.85%
Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.50%	1.00%
On your next contract anniversary after, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:
1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
(1)	See disclosure in Appendix J.

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2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.
3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.
For the enhanced rider, if during the 30 days following your contract anniversary, your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:
1.	to a Portfolio Stabilizer fund;
2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or
3.	to a more aggressive Portfolio Navigator fund.
For original riders, you must always elect to step up your rider values. The step up and lock in of any contract gains will occur as of the date of the transfer described above.
Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.
We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. For original riders or enhanced riders subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. For enhanced riders and original riders with an application signed date on or after 4/29/2005, if approved in your state, the step up and new fee will be effective on the date we receive your request for the step up (Step up date). For original riders with an application signed date before 4/29/2005, the step up will be effective as of your contract anniversary and the fee for your rider will be the fee that was in effect for your current fund on the anniversary.
For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:
1.	the duration of your window is determined on a calendar day basis;
2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and
3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.
Under the enhanced rider, each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.
Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.
If you choose the annual or spousal continuation elective step up or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the effective date of your step up or investment option change. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
The charge does not apply after the annuitization start date.
For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.
Income Assurer Benefit Rider Fee
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see “Optional Benefits — Income Assurer Benefit Riders”)

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and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:
	Maximum	Current
Income Assurer Benefit – MAV	1.50%	0.30% (1)
Income Assurer Benefit – 5% Accumulation Benefit Base	1.75	0.60 (1)
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base	2.00	0.65 (1)
(1)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit — 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.
We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs , the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.
Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.
For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.
Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.
We cannot increase this annual charge after the rider effective date.

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Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPAs
We value the amounts you allocate to the GPAs directly in dollars. The value of the GPAs equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPAs;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included) and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series rider
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.

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Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and the deduction of a prorated portion of:
•	the contract administrative charge; and
•	the fee for any of the following optional benefits you have selected:
–	Accumulation Protector Benefit rider;
–	SecureSource series of riders;
–	Guarantor Withdrawal Benefit for Life rider;
–	Guarantor Withdrawal Benefit rider;
–	Income Assurer Benefit rider;
–	Benefit Protector rider; or
–	Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk fee and the variable account administrative charge.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA or one-year fixed account to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year GPA or one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year GPA or one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.
Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the “Special DCA Fixed Account”, “DCA Fixed Account” and “Portfolio Navigator Program and Portfolio Stabilizer Funds” sections in this prospectus for details.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

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Different rules apply to asset rebalancing under the PN program (see “Portfolio Navigator Program and Portfolio Stabilizer Funds” below and “Appendix H — Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006”).
As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see “Special DCA Fixed Account” and “DCA Fixed Account”) only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.
Portfolio Navigator Program (PN program) and Portfolio Stabilizer Funds
PN Program. You are required to participate in the PN program if your contract includes optional living benefit riders. Under the PN program, your contract value is allocated to a PN program investment. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.
The Portfolio Navigator funds. We offer the following Portfolio Navigator funds:
1.	Variable Portfolio – Aggressive Portfolio
2.	Variable Portfolio – Moderately Aggressive Portfolio
3.	Variable Portfolio – Moderate Portfolio
4.	Variable Portfolio – Moderately Conservative Portfolio
5.	Variable Portfolio – Conservative Portfolio
Each Portfolio Navigator fund is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk, which it seeks to achieve by investing in various underlying funds.
For additional information about the Portfolio Navigator funds’ investment strategies, see the Funds’ prospectus.
If your contract does not include one of the living benefit riders, you may not participate in the PN program, but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds.
Beginning November 18, 2013, if you have selected one of the SecureSource series riders, Guarantor Withdrawal Benefit for Life riders, Guarantor Withdrawal Benefit rider or Accumulation Protector Benefit rider, as an alternative to the Portfolio Navigator funds in the PN program, we have made available to you new funds, known as Portfolio Stabilizer funds.
The Portfolio Stabilizer funds. The Portfolio Stabilizer funds currently available are:
1.	Variable Portfolio – Managed Risk Fund (Class 2)(1)
2.	Variable Portfolio – Managed Risk U. S. Fund (Class 2)(1)
3.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (2)
9.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2)
(1) Available to Current Contract owners effective Sept. 18, 2017.
(2) Available to Current Contract owners effective Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.
You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation and in consultation with your investment professional.

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Please note that if you are currently invested in a Portfolio Navigator fund as part of the PN program and choose to reallocate your contract value to the Portfolio Stabilizer funds, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.
If your contract does not include the living benefit riders, you may not participate in the PN program, but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds. You should review any PN program, Portfolio Navigator funds and Portfolio Stabilizer funds information, including the funds’ prospectus, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program, Portfolio Navigator funds and Portfolio Stabilizer funds.
The PN program static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.
Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See “Guarantee Period Accounts — Market Value Adjustment.”)
If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, liquidation, merger or other factors. Your investment professional can help you determine whether your continued investment in a static model portfolio is appropriate for you.
Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN static model portfolios (the Funds). You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are four Portfolio Stabilizer funds currently available to the Original Contracts (applications signed prior to Nov. 30, 2009).  If you have an Original Contract and your contract includes a living benefit rider you may only invest in one Portfolio Stabilizer or Portfolio Navigator fund at a time.  If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Navigator fund, you may only invest in one Portfolio Navigator fund.  If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Stabilizer fund, effective Nov. 14, 2016, this limitation will not apply and you may invest in more than one Portfolio Stabilizer fund at the time.
Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.
If you initially allocate qualifying purchase payments to the DCA fixed account  (Original Contract) or Special DCA fixed account (Current Contract), when available (see “The Special DCA Fixed Account” and “DCA Fixed Account”), and you are invested in the Portfolio Stabilizer funds or one of the Portfolio Navigator funds, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.
Before you decide to transfer contract value to the Portfolio Stabilizer funds, you and your investment professional should carefully consider the following:
•	Whether the Portfolio Stabilizer funds meet your personal investment objectives and/or risk tolerance.
•	Whether you would like to continue to invest in a Portfolio Navigator fund. If you decide to transfer your contract value to a Portfolio Stabilizer fund, you permanently lose your ability to invest in any of the Portfolio Navigator funds if you have a living benefit rider. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

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•	Whether the total expenses associated with an investment in a Portfolio Stabilizer fund is appropriate for you. For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any step up opportunities in the future.
If your contract includes a living benefit rider, you may request a change to your Fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, Current Contract owners may request a change to Fund selection up to four times per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two or four transfers per year. Current Contract owners may also set up asset rebalancing and change their percentage allocations, but those changes will count towards the four times per year limit. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Market Timing”). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions. If you decide to annuitize your contract, your rider will terminate and you will no longer have access to the Portfolio Stabilizer funds.
Substitution and modification. We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Fund. Any change will apply to current allocations and/or to future payments and transfers. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds. Any substitution of Funds may be subject to SEC or state insurance departments approval.
We reserve the right to change the terms and conditions of the PN program or to change the availability of the investment options upon written notice to you. This includes but is not limited to the right to:
•	limit your choice of investment options based on the amount of your initial purchase payment;
•	cancel required participation in the program after 30 days written notice;
•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and
•	discontinue the PN program after 30 days written notice.
Risks associated with the Funds. An investment in a Fund involves risk. Principal risks associated with an investment in a Fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Navigator fund, Portfolio Stabilizer fund or PN program static model portfolio does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.
For more information and a list of the risks associated with investing in the Funds, including volatility and volatility management risk associated with Portfolio Stabilizer funds, please consult the applicable Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Conflicts of interest. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions.
For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses and “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource 20 or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.

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Living benefits requiring participation in the PN program or investing in the Portfolio Stabilizer funds:
•	Accumulation Protector Benefit rider: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Portfolio Navigator Aggressive investment option, or transfer to the Portfolio Navigator Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply.
•	SecureSource series or Guarantor Withdrawal Benefit for Life rider: The SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider requires that your contract value be invested in one of the PN program investment options or in the Portfolio Stabilizer funds, for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.
Living benefit requiring participation in the PN program:
•	Income Assurer Benefit rider: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders.
For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer policies” below.

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Transfer policies
Current Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Original Contract:
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account if part of your contract, at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•	You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See “DCA Fixed Account.”)

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•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

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We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Current Contract:
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Original Contract:
Minimum amount
Transfers or surrenders:	$500 or entire account balance

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All Contracts:
Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
•	Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make systematic purchase payments if automated partial surrenders are in effect.
•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see “Special DCA Fixed Account”, “Fixed Account — DCA Fixed Account” and “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount
Current Contract:
Transfers or surrenders:	$50

Original Contract:
Transfers or surrenders:	$100 monthly
$250 quarterly, semiannually or annually

3 3 By phone
Call:
1-800-333-3437
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.
Current Contract:
Transfers or surrenders:	$250 or entire account balance

Original Contract:
Transfers or surrenders:	$500 or entire account balance

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Maximum amount
Current Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$100,000

Original Contract:
Transfers:	Contract value or entire account balance
Surrenders:	$25,000
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see “Optional Benefits”). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
Current Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.
Original Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1).

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After executing a partial surrender, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.
(1)	If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA–Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the

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event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing the Annuitant
For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
For the Original Contract, annuitant changes are not allowed.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.

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For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.
For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits – Benefit Protector Death Benefit Rider”).
For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges – Mortality and Expense Risk Fee”).
The SecureSource series – Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 – Joint Life rider, if ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource – Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 – Single Life riders, Secure Source 20 – Single Life and SecureSource Stages – Single Life riders, joint ownership and joint annuitants are not allowed and an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See “Optional Benefits.”)
Benefits in Case of Death
Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;
•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
We show the death benefit that applies to your contract at issue on your contract’s data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage in effect on the date of your death.

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Here are some terms that are used to describe the death benefits:
Adjusted partial surrenders (calculated for ROPP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value or MAV on the date of (but prior to) the partial surrender
CV	=	contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Contract Value Death Benefit (CV Death Benefit): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:
–	the Full Surrender Value, or
–	the contract value after any rider charges have been deducted.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge,
plus:
•	any positive or negative market value adjustment.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value, or
3.	the Full Surrender Value.
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.
After a covered life change other than for the spouse who continues the contract, if the prior owner and current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
If available in your state and you are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or

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4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.
After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5% accumulation death benefit floor;
4.	the Full Surrender Value as described above.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Accumulation Death Benefit Floor: is equal to the sum of:
1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and
2.	the variable account floor.
Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.
–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.
–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.
Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.
Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.
Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.
Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:
1.	When an additional purchase payment is made;
(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and
(B)	any payment you allocate to the excluded accounts are added to EAB.
2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

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The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Excluded Accounts is reduced by the net transfer
b	=	EAB on the date of (but prior to) the transfer
c	=	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.
3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.
4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.
The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:
a × b	where:
c

a	=	the amount the contract value in the Protected Accounts is reduced by the net transfer
b	=	the applicable PAB or variable account floor on the date of (but prior to) the transfer
c	=	the contract value in the Protected Accounts on the date of (but prior to) the transfer.
The amount we subtract from PAB is added to EAB.
5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.
6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).
7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.
Variable account floor and PAB are reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and
B	=	Variable account floor on that date (but prior to the reset).
EAB is reset to the lesser of A or B where:
A	=	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and
B	=	EAB on that date (but prior to the reset).
8.	On a contract anniversary when variable account floor is greater than zero:
(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.
(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.
(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.
For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.
If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

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Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV as described above;
4.	the 5% accumulation death benefit floor as described above; or
5.	the Full Surrender Value as described above.
If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.
For an example of how each death benefit is calculated, see Appendix C.
Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)
We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:
•	MAV Death Benefit;
•	5% Accumulation Death Benefit; or
•	Enhanced Death Benefit.
If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract’s data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)
We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.
Here are some terms used to describe the death benefits:
Adjusted partial surrenders (calculated for ROP and MAV Death Benefits)	=	PS X DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV	=	contract value on the date of (but prior to) the partial surrender.
Return of Purchase Payments (ROP) Death Benefit
The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:
1.	contract value; or
2.	total purchase payments applied to the contract minus adjusted partial surrenders.
The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.
If available in your state and both you and the annuitant are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.

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Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the MAV on the date of death.
Maximum Anniversary Value (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total purchase payments applied to the contract minus adjusted partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
5% Accumulation Death Benefit
The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders; or
3.	the 5% variable account floor.
The key terms and provisions of the 5% Accumulation Death Benefit are:
5% Variable Account Floor: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:
•	the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;
•	plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;
•	minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.
Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant’s death.
5% variable account floor adjusted transfers or partial surrenders	=	PST X VAF
SAV

PST	=	the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV	=	value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer or partial surrender.
The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:
(a)	is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.
For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.
NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit 5% variable account floor.

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Enhanced Death Benefit (EDB)
The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:
1.	contract value;
2.	total purchase payments applied to the contract minus adjusted partial surrenders;
3.	the MAV on the date of death as described above; or
4.	the 5% variable account floor as described above.
For an example of how each death benefit is calculated, see Appendix C.
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
For the Current Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see “Optional Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
For the Original Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
For the Current Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an

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annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages and SecureStages 2 riders will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
For the Original Contract:
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

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In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Living Benefits
SecureSource Stages 2 Rider
The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.
Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;
•	If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;

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•	If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.
As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages 2 riders available under your contract:
•	SecureSource Stages 2 — Single Life
•	SecureSource Stages 2 — Joint Life
The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Stages 2 — Single Life rider covers one person. The SecureSource Stages 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 — Single Life rider or the SecureSource Stages 2 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource Stages 2 riders are not available under an inherited qualified annuity.
The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see ”Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages 2 rider are:
Age Bands: Each age band is associated with a two lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

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Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.
Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Important SecureSource Stages 2 Rider Considerations
You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must elect one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity

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markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:
1.	the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and
2.	the ALP and RALP, if available, will be recalculated.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages 2 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see ”Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages 2 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

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You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

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Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether percentage A or percentage B is used for each applicable age band:
During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.
If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1 – (a/b)	where:

a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

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•	When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.
When a withdrawal is taken:
(a)	If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i)	the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii)	the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP
The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.
Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.
•	Rider Credits: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider

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credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
•	Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The annual lifetime payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

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In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages 2 — Joint Life rider under the spousal continuation option.
For single and joint life, the beneficiary may elect the principal back guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
2.	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
3.	On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
4.	If the PBG equals zero, the benefit terminates. No further payments are made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP,

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the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see “Charges — SecureSource Stages 2 rider charge”).
•	When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.

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You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”);
•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step up” below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and
•	the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see “Charges”).
Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The waiting period for the rider is 10 years.
We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.
Automatic Step up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1. 80% of the contract value (after charges are deducted) on the contract anniversary; or
2. the MCAV immediately prior to the automatic step up.
The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

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The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).
Elective Step up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.
The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.
For Original Contracts:
We have the right to restrict the elective step up option on inherited IRAs, but we currently allow them. Please consider carefully if an elective step up is appropriate if you own an inherited IRA because the elective step up will restart the waiting period and the required minimum distributions for an inherited IRA may significantly decrease the future benefit payable under this rider. We reserve the right to restrict the elective step up option on inherited IRAs in the future.
The elective step up option is not available if the benefit date would be after the annuitization start date. See “The Annuitization Start Date” section for options available to you.
For Current Contracts:
The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date. (see “The Annuitization Start Date” section for annuitization start date options)
Additional Purchase Payments with Annual Elective Step ups — Current Contract Only
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.
Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.
Terminating the Rider
The rider will terminate under the following conditions:
The rider will terminate before the benefit date without paying a benefit on the date:
•	you take a full surrender;
•	annuitization begins;
•	the contract terminates as a result of the death benefit being paid; or
•	when a beneficiary elects an alternative payment plan which is an inherited IRA.
The rider will terminate on the benefit date.
For an example, see Appendix L.

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Optional Living Benefits
(For contracts with application signed before July 19, 2010)
If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract(1)...	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
Before April 29, 2005	Guarantor Withdrawal Benefit (“Rider B”)	Appendix J
April 29, 2005 – April 30, 2006	Guarantor Withdrawal Benefit (“Rider A”)	Appendix J
May 1, 2006 – April 30, 2007	Guarantor Withdrawal Benefit for Life	Appendix I
Before May 1, 2007	Income Assurer Benefit	Appendix K
Before Aug. 10, 2009	SecureSource Rider	Appendix M
Before Nov. 30, 2009	SecureSource 20 Rider	Appendix N
Before July 19, 2010	SecureSource Stages Rider	Appendix O
(1)	These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.
Optional Additional Death Benefits
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or
•	15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.
For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.
Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

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Terminating the Benefit Protector
Current Contract:
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
Original Contract:
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.
For an example, see Appendix F.
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.
If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

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Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the benefits payable under the Benefit Protector described above, plus:
•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

Rider year when death occurs;	Percentage if you (Current Contract) or you and the annuitant (Original Contract) are under age 70 on the rider effective date	Percentage if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•	the applicable death benefit plus:

Rider year when death occurs;	If you (Current Contact) or you and the annuitant (Original Contract) are under age 70 on the rider effective date, add…	If you (Current Contract) or you or the annuitant (Original Contract) are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% x earnings at death (see above)	15% x earnings at death
Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)
Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)
*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.
Terminating the Benefit Protector Plus
•	You may terminate the rider within 30 days of the first rider anniversary.
•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.
•	The rider will terminate if there is an ownership change.
•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.
•	If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).
For an example, see Appendix G.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you

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may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period. Additionally, Portfolio Stabilizer funds are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant’s age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts at the annuitization start date.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, (see “Making the Most of Your Contract — Transfer policies”).
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.
•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B – Life annuity with five, ten, 15 or 20 years certain: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•	Plan C – Life annuity — installment refund: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D
–	Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

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–	Joint and last survivor life annuity with 20 years certain: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts for the remainder of the 20-year period which begins when the first annuity payout is made.
•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value.
•	Guaranteed Withdrawal Benefit Annuity Payout Option (available only under contracts with the SecureSource, Guarantor Withdrawal Benefit for Life or Guarantor Withdrawal Benefit riders): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource Riders”, “Appendix I: Guarantor Withdrawal Benefit for Life Rider” or “Appendix J: Guarantor Withdrawal Benefit Rider”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
•	Remaining Benefit Annuity Payout Option (available only under contracts with the SecureSource 20 rider): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource 20 Riders”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payouts may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

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For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you (Current Contract), or you or the annuitant (Original Contract) dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Annuitization Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of non-natural ownership, the death of annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules

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apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Annuitization Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

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Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;

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•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and

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•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and
•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2017 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India

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Name of Service Provider	Services Provided	Address
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents By Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2017, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials that we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI, other information about the contract, and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

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Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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Appendices
Table of Contents and Cross-Reference Table
APPENDIX NAME	PAGE #	CROSS-REFERENCE	PAGE #
Appendix A: Example — Market Value Adjustment (MVA)	p. 103	Guarantee Period Accounts (GPAs)	p. 30
Appendix B: Example — Surrender Charges	p. 105	Charges — Surrender Charges	p. 40
Appendix C: Example — Death Benefits	p. 111	Benefits in Case of Death	p. 68
Appendix D: Example — SecureSource series of riders	p. 116	Optional Benefits — Optional Living Benefits	p. 76
Appendix E: SecureSource series of riders — Additional RMD Disclosure	p. 122	Optional Benefits — Optional Living Benefits	p. 88
Appendix F: Example — Benefit Protector Death Benefit Rider	p. 124	Optional Benefits — Benefit Protector Death Benefit Rider	p. 88
Appendix G: Example — Benefit Protector Plus Death Benefit Rider	p. 126	Optional Benefits — Benefit Protector Plus Death Benefit Rider	p. 89
Appendix H: Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006	p. 128
Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure	p. 129	N/A
Appendix J: Guarantor Withdrawal Benefit Rider Disclosure	p. 141	N/A
Appendix K: Example — Income Assurer Benefit Riders Disclosure	p. 149	N/A
Appendix L: Example — Accumulation Protector Benefit Rider	p. 159	Optional Benefits — Optional Living Benefits	p. 76
Appendix M: SecureSource Rider Disclosure	p. 160	N/A
Appendix N: SecureSource 20 Rider Disclosure	p. 173	Optional Benefits — Optional Living Benefits	p. 76
Appendix O: SecureSource Stages Rider Disclosure	p. 186	N/A
Appendix P: Example — Withdrawal Benefit Riders: Elective Step Up or Elective Spousal Continuation Step Up	p. 196	Optional Benefits — Optional Living Benefits	p. 88
Appendix Q: Condensed Financial Information (Unaudited)	p. 197	Condensed Financial Information	p. 16
The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.
In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, (Current Contract), DCA fixed account, (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.
The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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Appendix A: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.”
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate, so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	n/12	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
n	=	number of months remaining in the current guarantee period (rounded up).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;
•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	84/12	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61.
Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See “Charges — Surrender Charge.”) We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

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The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix B: Example — Surrender Charges
Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
Current Contract:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
Original Contract:
PPS	=	XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
XSF	=	10% of prior anniversary’s contract value – contract earnings, but not less than zero
ACV	=	amount the contract value is reduced by the surrender – contract earnings, but not less than zero
TFA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
PPNPS	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Current Contract: Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

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			Contract with Gain	Contract with Loss
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS – FA) / (CV – FA) * (PP – PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 6.0%	× 6.0%
		surrender charge:	3,000.00	2,748.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,000.00)	(2,748.00)
		Contract charge (assessed upon full surrender):	(40.00)	(40.00)
		Net full surrender proceeds:	$56,960.00	$37,212.00
Current Contract: Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00

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			Contract with Gain	Contract with Loss
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	FA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):		10,000.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	PPF (but not less than zero):		0.00	4,200.00
Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender PS (determined by iterative process described above):		15,319.15	15,897.93
Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC = PPF + (PS – FA) / (CV – FA) * (PP – PPF)
	PPF from Step 3 =		0.00	4,200.00
	PS from Step 4 =		15,319.15	15,897.93
	CV from Step 1 =		60,000.00	40,000.00
	FA from Step 2 =		10,000.00	4,200.00
	PP from Step 1 =		50,000.00	50,000.00
	PPS =		5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		5,319.15	19,165.51
	less PPF:		0.00	4,200.00
	PPSC = amount of PPS subject to a surrender charge:		5,319.15	14,965.51
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%
	surrender charge:		319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:		15,319.15	15,897.93
	Surrender charge:		(319.15)	(897.93)
	Net partial surrender proceeds:		$15,000.00	$15,000.00

RiverSource Signature Select Variable Annuity — Prospectus    107

Original Contract:
Full surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		60,000.00	40,000.00
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		50,000.00	40,000.00
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
	XSF from Step 4 =		0.00	4,200.00
	ACV from Step 3 =		50,000.00	40,000.00
	CV from Step 1 =		60,000.00	40,000.00
	TFA from Step 2 =		10,000.00	4,200.00
	PPNPS from Step 1 =		50,000.00	50,000.00
	PPS =		50,000.00	50,000.00
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:		50,000.00	50,000.00
	less XSF:		0.00	4,200.00
	amount of PPS subject to a surrender charge:		50,000.00	45,800.00
	multiplied by the surrender charge rate:		× 6.0%	× 6.0%

108    RiverSource Signature Select Variable Annuity — Prospectus

		Contract with Gain	Contract with Loss
	surrender charge:	3,000.00	2,748.00
Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,000.00)	(2,748.00)
	Contract charge (assessed upon full surrender):	(40.00)	(40.00)
	Net full surrender proceeds:	$56,960.00	$37,212.00
Original Contract:
Partial surrender charge calculation — seven-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):		60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):		50,000.00	50,000.00
	Earnings in the contract (but not less than zero):		10,000.00	0.00
Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:		10,000.00	0.00
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	TFA (but not less than zero):		10,000.00	4,200.00
Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:		15,319.15	15,897.93
	Less earnings in the contract:		10,000.00	0.00
	ACV (but not less than zero):		5,319.15	15,897.93
Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:		5,800.00	4,200.00
	Less earnings in the contract:		10,000.00	0.00
	XSF (but not less than zero):		0.00	4,200.00
Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS	= XSF + (ACV – XSF) / (CV – TFA) * (PPNPS – XSF)

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		Contract with Gain	Contract with Loss
	XSF from Step 4 =	0.00	4,200.00
	ACV from Step 3 =	5,319.15	15,897.93
	CV from Step 1 =	60,000.00	40,000.00
	TFA from Step 2 =	10,000.00	4,200.00
	PPNPS from Step 1 =	50,000.00	50.000.00
	PPS =	5,319.15	19,165.51
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,319.15	19,165.51
	less XSF:	0.00	4,200.00
	amount of PPS subject to a surrender charge:	5,319.15	14,965.51
	multiplied by the surrender charge rate:	× 6.0%	× 6.0%
	surrender charge:	319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,319.15	15,897.93
	Surrender charge:	(319.15)	(897.93)
	Net partial surrender proceeds:	$15,000.00	$15,000.00

110    RiverSource Signature Select Variable Annuity — Prospectus

Appendix C: Example — Death Benefits
Current Contract:
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:			$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

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•	During the second contract year regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts;
•	On the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79

112    RiverSource Signature Select Variable Annuity — Prospectus

4.	The 5% accumulation death benefit floor:
	The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the regular fixed account value:	+5,300.00
	5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:			$24,642.11
Original Contract:
Example — ROP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000;
•	On the first contract anniversary you make an additional purchase payment of $5,000;
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial surrender, including surrender charge; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROP Death Benefit as follows:
1.	Contract value at death:	$23,000.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
ROP Death Benefit, calculated as the greatest of these two values:			$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000;
•	On the first contract anniversary the contract value grows to $26,000; and
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00

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minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 =	–1,772.73
$22,000
for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27
Example — 5% Accumulation Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1.	Contract value at death:	$22,800.00
2.	Purchase payments minus adjusted partial surrenders
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The 5% variable account floor:
	The variable account floor on the first contract anniversary, calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted surrenders from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% variable account floor:			$24,642.11
Example — Enhanced Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and
•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and
•	During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value at death:	$22,800.00

114    RiverSource Signature Select Variable Annuity — Prospectus

2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV on the anniversary immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,000.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders made since that anniversary, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a MAV Death Benefit of:	$23,456.79
4.	The 5% variable account floor:
	The variable account floor on the first contract anniversary calculated as:
	1.05 × $20,000 =	$21,000.00
	plus amounts allocated to the subaccounts since that anniversary:	+0.00
	minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
	$1,500 × $21,000 =	–1,657.89
	$19,000
	variable account floor benefit:	$19,342.11
	plus the one-year fixed account value:	+5,300.00
	5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11
Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% variable account floor:			$24,642.11

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Appendix D: Example — SecureSource Series of Riders
SecureSource Stages 2 rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$4,000	$4,000 (1)	4%
1	0	0	98,000	108,000	108,000	9.3%	108,000	5,400	5,400 (2)	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	125,134 (5)	117,000	23.1%	118,877 (5)	6,257 (5)	0	5%
8	0	0	80,000	125,134	117,000	31.6%	118,877	6,257	6,257	5%
9	0	0	95,000	125,134	117,000	18.8%	118,877	7,508 (4)	7,508 (4)	6% (4)
(1)	The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2)	Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
SecureSource Stages rider — Example:
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$ 0(1)	5%
1	0	0	98,000	108,000	108,000	9.3%	100,000	5,400	0	5%
2	0	0	105,000	114,000	114,000	7.9%	105,000	5,700	0	5%
3	0	0	118,000	120,000	120,000	1.7%	118,000	6,000	6,000 (2)	5%
3.5	0	6,000	112,000	120,000	113,898	1.7%	112,000	6,000	0	5%
4	0	0	115,000	120,000	115,000	0.0%	115,000	6,000	6,000	5%
5	0	0	130,000	130,000	130,000	0.0%	130,000	7,800 (3)	7,800 (3)	6% (3)
6	0	0	110,000	130,000	130,000	15.4%	130,000	7,800	7,800	6%
7	0	0	100,000	130,000	130,000	23.1%	130,000	6,500 (4)	6,500 (4)	5% (4)
7.5	0	10,000	90,000	117,000 (5)	117,000	23.1%	108,000 (5)	5,850 (5)	0	5%

116    RiverSource Signature Select Variable Annuity — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
8	0	0	80,000	117,000	117,000	31.6%	108,000	5,850	5,850	5%
9	0	0	95,000	117,000	117,000	18.8%	108,000	7,020 (4)	7,020 (4)	6% (4)
(1)	The RALP is zero until the end of the 3-Year Waiting Period.
(2)	At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3)	Because the Annual step up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Determination of Adjustment of Benefit Values” in the “Lifetime Benefit Description.”
SecureSource 20 rider — Example:
EXAMPLE #1: Lifetime benefit not established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	NA	NA
1	0	0	98,000	100,000	2.0%	100,000	100,000	6,000	0	NA	NA
2	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	NA	NA
3	0	0	125,000	125,000	0.0%	125,000	125,000	7,500	7,500	NA	NA
3.5	0	6,000	111,000	118,590	6.4%	125,000	119,000	7,500	1,500	NA	NA
4	0	0	104,000	118,590	12.3%	125,000	119,000	7,500	7,500	7,140 (1)	7,140 (1)
5	0	0	90,000	118,590	24.1%	125,000	119,000	6,250 (2)	6,250 (2)	5,950 (2)	5,950 (2)
6	0	0	95,000	118,590	19.9%	125,000	119,000	7,500	7,500	7,140	7,140
6.5	0	7,500	87,500	87,500 (3)	0.0%	125,000	111,500	7,500	0	5,250 (3)	0
7	0	0	90,000	90,000	0.0%	125,000	111,500	7,500	7,500	5,400	5,400
7.5	0	10,000	70,000	70,000 (4)	0.0%	70,000 (4)	70,000 (4)	4,200 (4)	0	4,200 (4)	0
8	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
(1)	The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4)	The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
EXAMPLE #2: Lifetime benefit established at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.
•	Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP Percentage is greater than the ALP. Applied annual step ups are indicated in bold.

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•	You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	WAB	BDP	Basic Benefit				Lifetime Benefit
						GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	NA	$100,000	$100,000	0.0%	$100,000	$100,000	$6,000	$ 0	$6,000	$ 0
1	0	0	105,000	105,000	0.0%	105,000	105,000	6,300	0	6,300	0
2	0	0	110,000	110,000	0.0%	110,000	110,000	6,600	0	6,600	0
3	0	0	110,000	120,000	8.3%	110,000	110,000	6,600	6,600 (1)	7,200	7,200 (1)
3.5	0	6,000	104,000	113,455	8.3%	110,000	104,000	6,600	600	7,200	1,200
4	0	0	100,000	113,455	11.9%	110,000	104,000	6,600	6,600	7,200	7,200
4.5	0	7,000	90,000	105,267	14.5%	90,000	90,000	5,400 (2)	5,400 (2)	7,200	200
5	0	0	80,000	105,267	24.0%	90,000	90,000	4,500 (3)	4,500 (3)	6,000 (3)	6,000 (3)
5.5	0	10,000	70,000	70,000 (4)	0.0%	70,000	70,000	3,500 (4)	3,500 (4)	3,500 (4)	3,500 (4)
6	0	0	75,000	75,000	0.0%	75,000	75,000	4,500	4,500	4,500	4,500
7	0	0	70,000	70,000 (5)	0.0%	70,000 (5)	70,000 (5)	4,200 (5)	4,200 (5)	4,200 (5)	4,200 (5)
(1)	At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2)	The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4)	The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(5)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
SecureSource rider — Example:
EXAMPLE #1: Single Life Benefit: Covered Person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 60.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
5	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
5.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
6	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
6.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
7	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
7.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #2: Single Life Benefit: Covered Person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 65.
•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	6,600 (5)	6,600 (5)
7	0	0	105,000	125,000	125,000	8,750	8,750	6,600	6,600
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5)	At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.
EXAMPLE #3: Joint Life Benefit: Younger Covered Spouse has not reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.
•	You are age 59 and your spouse is age 60.
•	Automatic annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	You elect the Moderate investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.
•	Your death occurs after 9½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	5,000	92,000	100,000	95,000	7,000	2,000	N/A	N/A
1	0	0	90,000	90,000 (1)	90,000 (1)	6,300	6,300	N/A	N/A
2	0	0	81,000	90,000	90,000	6,300	6,300	N/A	N/A
6	0	0	75,000	90,000	90,000	6,300	6,300	5,400 (2)	5,400 (2)
6.5	0	5,400	70,000	90,000	84,600	6,300	900	5,400	0
7	0	0	69,000	90,000	84,600	6,300	6,300	5,400	5,400
7.5	0	6,300	62,000	90,000	78,300	6,300	0	3,720 (3)	0
8	0	0	64,000	90,000	78,300	6,300	6,300	3,840	3,840
8.5	0	10,000	51,000	51,000 (4)	51,000 (4)	3,570	0	3,060 (4)	0
9	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
9.5	0	0	54,000	55,000	55,000	3,850	3,850	3,300	3,300
10	0	0	52,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2)	Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
EXAMPLE #4: Joint Life Benefit: Younger Covered Spouse has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract
•	You are age 71 and your spouse is age 70.

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•	Automatic Annual step ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step ups are indicated in bold.
•	Your death occurs after 6½ contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

Contract Duration	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
6.5	0	0	110,000	125,000	125,000	8,750	8,750	7,500	7,500
7	0	0	105,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdrawal up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse’s death or the RBA is reduced to zero.
(1)	The Annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdrawal without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdrawal without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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Appendix E: SecureSource Series of Riders — Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.
Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
For SecureSource and SecureSource 20 riders:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.
(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,
•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
For SecureSource Stages and SecureSource Stages 2 riders:
(1)	Each calendar year, if your ALERMDA is greater than the ALP,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

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•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.
*	For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under “GBP Percentage and ALP Percentage”.
The ALERMDA is:
(1)	determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based solely on the value of the contract to which the SecureSource series rider is attached as of the date we make the determination;
(4)	based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.
Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.

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Appendix F: Example — Benefit Protector Death Benefit Rider
Example of the Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	You select the MAV Death Benefit.
During the first contract year the contract value grows to $105,000. The death benefit under the MAV Death Benefit equals the contract value, $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death
(MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 - $100,000) =	+4,000
Total death benefit of:	$114,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charges. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 - $55,000) =	+1,048
Total death benefit of:	$58,667
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$255,000
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000
Total death benefit of:	$305,000

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During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
0.40 × ($250,000 - $105,000) =	+58,000
Total death benefit of:	$308,000

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Appendix G: Example — Benefit Protector Plus Death Benefit Rider
Example of the Benefit Protector Plus
Assumptions:
•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and
•	you select the MAV Death Benefit.

During the first contract year the contract value grows to $105,000. The MAV Death Benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is in the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV Death Benefit (MAV adjusted for partial surrenders):	$ 57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.10 × $55,000 =	+5,500
Total death benefit of:	$ 64,167
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000

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During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously surrendered):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue
and not previously surrendered: 0.20 × $55,000 =	+11,000
Total death benefit of:	$319,000

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Appendix H: Asset Allocation Program for Contracts With Applications Signed Before May 1, 2006
Asset Allocation Program
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.
This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.
Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.
Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.
Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:
•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and
•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see “Guarantee Period Accounts — Market Value Adjustment”).
Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.
If permitted under applicable securities law, we reserve the right to:
•	reallocate your current model portfolio to an updated version of your current model portfolio; or
•	substitute a fund of funds for your current model portfolio.
We also reserve the right to discontinue the asset allocation program. We will give you 30 days’ written notice of any such change.
If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

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Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure
Guarantor Withdrawal Benefit for Life Rider
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):
•	your contract application is signed on or after May 1, 2006;
•	the rider is available in your state; and
•	you and the annuitant are 80 or younger on the date the contract is issued.
(1)	The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.
The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see “At Death” heading below) — even if the contract value is zero.
Your contract provides for annuity payouts to begin on the annuitization start date (see “Buying Your Contract — The Annuitization Date”). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see “Making the Most of Your Contract — Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.
The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP),” “Remaining Benefit Payment (RBP),” “Guaranteed Benefit Amount (GBA),” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP),” “Remaining Annual Lifetime Payment (RALP),” “Covered Person,” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below).
Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:
•	After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;
•	During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;
•	During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

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If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).
If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial surrenders you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrender”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your PN investment option, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity

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markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.
•	Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect an Income Assurer Benefit rider or the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions, which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals before age 59 ½ may incur a 10% IRS early withdrawal penalty and may be considered taxable income.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:
(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,
•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

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(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.
(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,
•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and
(3)	is otherwise based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
For an example, see “Examples of Guarantor Withdrawal Benefit for Life” below.
Key terms and provisions of the Guarantor Withdrawal Benefit for Life rider are described below:
Partial Withdrawals: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.
Waiting period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

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The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

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Guaranteed Benefit Payment (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.
During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.
•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any partial withdrawal — the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract’s life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

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Annual Lifetime Payment Attained Age (ALPAA): The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
Annual Lifetime Payment (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see “At Death” heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.
The ALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).
•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.
•	When you make a partial withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.
(b)	At any other time — the RALP is established equal to the ALP.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any partial withdrawal — the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

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Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.
The annual step up is subject to the following rules:
•	The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.
•	If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.
•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA, and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

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•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.
Spousal Continuation Step Up: If a surviving spouse elects to continue the contract, another elective step up option becomes available. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. To exercise the step up, the spouse or the spouse’s investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse’s request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.
The spousal continuation step up is subject to the following rules:
•	If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

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Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.
At Death: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see “Benefits in Case of Death”) or the annuity payout option (see “Guaranteed Withdrawal Benefit Annuity Payout Option” heading below).
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change: If the contract changes ownership (see “Changing Ownership”), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

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Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Guaranteed Withdrawal Benefit Annuity Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy.
Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.
Rider Termination
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:
1.	Annuity payouts under an annuity payout plan will terminate the rider.
2.	Termination of the contract for any reason will terminate the rider.
Examples of the Guarantor Withdrawal Benefit for Life
Example #1: Covered person has not reached age 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 60.
•	You make no additional payments to the contract.
•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$ N/A	$ N/A
0.5	0	7,000	92,000	100,000	93,000	7,000	0	N/A	N/A
1	0	0	91,000	100,000	93,000	7,000	7,000	N/A	N/A
1.5	0	7,000	83,000	100,000	86,000	7,000	0	N/A	N/A
2	0	0	81,000	100,000	86,000	7,000	7,000	N/A	N/A
5	0	0	75,000	100,000	86,000	7,000	7,000	5,160 (1)	5,160 (1)
5.5	0	5,160	70,000	100,000	80,840	7,000	1,840	5,160	0
6	0	0	69,000	100,000	80,840	7,000	7,000	5,160	5,160
6.5	0	7,000	62,000	100,000	73,840	7,000	0	3,720 (2)	0
7	0	0	70,000	100,000	73,840	7,000	7,000	4,200	4,200
7.5	0	10,000	51,000	51,000 (3)	51,000 (3)	3,570	0	3,060 (3)	0
8	0	0	55,000	55,000	55,000	3,850	3,850	3,300	3,300
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.
(1)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

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(2)	The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3)	The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
Example #2: Covered person has reached 65 at the time the contract and rider are purchased.
Assumptions:
•	You purchase the contract with a payment of $100,000.
•	You are the sole owner and also the annuitant. You are age 65.
•	You make no additional payments to the contract.
•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Hypothetical Assumed Contract Value	Basic Withdrawal Benefit				Lifetime Withdrawal Benefit
				GBA	RBA	GBP	RBP	ALP	RALP
At Issue	$100,000	$ N/A	$100,000	$100,000	$100,000	$7,000	$7,000	$6,000	$6,000
1	0	0	105,000	105,000	105,000	7,350	7,000 (1)	6,300	6,000 (1)
2	0	0	110,000	110,000	110,000	7,700	7,000 (1)	6,600	6,000 (1)
3	0	0	110,000	110,000	110,000	7,700	7,700 (2)	6,600	6,600 (2)
3.5	0	6,600	110,000	110,000	103,400	7,700	1,100	6,600	0
4	0	0	115,000	115,000	115,000	8,050	8,050	6,900	6,900
4.5	0	8,050	116,000	115,000	106,950	8,050	0	6,900 (3)	0
5	0	0	120,000	120,000	120,000	8,400	8,400	7,200	7,200
5.5	0	10,000	122,000	120,000 (4)	110,000 (4)	8,400	0	7,200 (4)	0
6	0	0	125,000	125,000	125,000	8,750	8,750	7,500	7,500
At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.
(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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Appendix J: Guarantor Withdrawal Benefit Rider Disclosure
Guarantor Withdrawal Benefit Rider
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.
The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if(1):
Rider A
•	your contract application was signed on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;
•	you and the annuitant were 79 or younger on the date the contract was issued.
Rider B
•	your contract application was signed prior to April 29, 2005;
•	the rider was available in your state; and
•	you and the annuitant were 79 or younger on the date the contract was issued.
(1)	The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.
You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.
We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.
The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP — the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.
If you withdraw an amount greater than the allowed amount in a contract year, we call this an “excess withdrawal” under the rider. If you make an excess withdrawal under the rider:
•	surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;
•	the guaranteed benefit amount will be adjusted as described below; and
•	the remaining benefit amount will be adjusted as described below.
For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see “Charges —Surrender Charge”). Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).
Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see “Elective Step Up” and “Annual Step Up” below), the special spousal continuation step up election (see “Spousal Continuation and Special Spousal Continuation Step Up” below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).

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You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Investment Allocation Restrictions: You must elect one of the approved investment options if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds”). These funds are expected to reduce our financial risks and expenses associated with certain living benefits and death benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see “Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions, which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with the Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.
•	Rider A — Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.
You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:
•	Tax Considerations for Non-Qualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable to the extent of earnings. Withdrawals before age 59½ may also incur a 10% IRS early withdrawal penalty.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:
(1)	If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.
(2)	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
(3)	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

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(4)	Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.
The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:
(1)	determined by us each calendar year;
(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and
(3)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:
1.	an individual retirement annuity (Section 408(b));
2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).
We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.
In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.
Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;
The terms “Guaranteed Benefit Amount” and “Remaining Benefit Amount” are described below. Each is used in the operation of the GBP, the RBP, the elective step up, the annual step up, the special spousal continuation step up and the Guaranteed Withdrawal Benefit Annuity Payout Option.
Guaranteed Benefit Amount
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, , adjusted for subsequent purchase payments, , partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.
The GBA is determined at the following times:
•	At contract issue — the GBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

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(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
(c)	under the original rider in a contract year after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.
The RBA is determined at the following times:
•	At contract issue — the RBA is equal to the initial purchase payment;
•	When you make additional purchase payments — each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;
•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).
•	When you make a partial withdrawal:
(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
(c)	under the original rider after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;
RBA Excess Withdrawal Processing
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment’s RBA in the following manner:
The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.
Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.
Rider A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

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Rider B: Under both the original and enhanced riders, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.
Remaining Benefit Payment
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.
Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.
Each additional purchase payment has its own RBP established equal to that payment’s GBP. The total RBP is equal to the sum of the individual RBPs.
Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.
Elective Step Up (under the original rider only)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.
The elective step up is subject to the following rules:
•	if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;
•	if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;
•	if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the “Guaranteed Benefit Amount” and “Remaining Benefit Amount” headings above; and
•	you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.
Rider A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the valuation date we receive your written request to step up.
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value (after charges are deducted) on the valuation date we receive your written request to step up.
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.
Rider B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:
•	The effective date of the elective step up is the contract anniversary.
•	The RBA will be increased to an amount equal to the contract anniversary value (after charges are deducted).
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value (after charges are deducted).
•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.
•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

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Annual Step Up (under the enhanced rider only)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.
•	The annual step up is subject to the following rules:
•	The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.
•	If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;
•	You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.
The annual step up will be determined as follows:
•	The RBA will be increased to an amount equal to the contract value (after charges are deducted) on the step up date.
•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value (after charges are deducted) on the step up date.
•	The GBP will be calculated as described earlier, but based on the increased GBA and RBA.
•	The RBP will be reset as follows:
(a)	Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.
Spousal Continuation and Special Spousal Continuation Step Up
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
Rider A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse’s election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse’s written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.
It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.
At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

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Rider B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse’s written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse’ written request to continue the contract and the death benefit that would otherwise have been paid.
Guaranteed Withdrawal Benefit Annuity Payout Option
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit. Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
If Contract Value Reduces to Zero
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:
•	you will be paid according to the annuity payout option described above;
•	we will no longer accept additional purchase payments;
•	you will no longer be charged for the rider;
•	any attached death benefit riders will terminate; and
•	the death benefit becomes the remaining payments under the annuity payout option described above.
If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.
Example of the Guarantor Withdrawal Benefit (applies to Rider A and Rider B)
Assumptions:
•	You purchase the contract with a payment of $100,000.

The Guaranteed Benefit Amount (GBA) equals your purchase payment:	$100,000
The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
0.07 × $100,000=	$ 7,000
The Remaining Benefit Amount (RBA) equals your purchase payment:	$100,000
On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$110,000
The GBA equals 100% of your contract value:	$110,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $110,000=	$ 7,700
During the fourth contract year you decide to take a partial withdrawal of $7,700.
You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
$110,000 – $7,700=	$102,300
The GBA equals the GBA immediately prior to the partial withdrawal:	$110,000
The GBP equals 7% of your GBA:
0.07 × $110,000=	$ 7,700
On the fourth contract anniversary you make an additional purchase payment of $50,000.
The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
$102,300+$50,000=	$152,300
The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
$110,000+$50,000=	$160,000

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The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
$7,700+$3,500=	$ 11,200
On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$200,000
The GBA equals 100% of your contract value:	$200,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $200,000=	$ 14,000
During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
(2) your prior RBA less the amount of the partial withdrawal.
$200,000 – $20,000=	$180,000
Reset RBA = lesser of (1) or (2) =	$180,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$230,000 – $20,000=	$210,000
Reset GBA = lesser of (1) or (2) =	$200,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $200,000=	$ 14,000
During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
(1) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
(2) your prior RBA less the amount of the partial withdrawal.
$180,000 – $25,000=	$155,000
Reset RBA = lesser of (1) or (2) =	$150,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
(2) your contract value immediately following the partial withdrawal;
$175,000 – $25,000=	$150,000
Reset GBA = lesser of (1) or (2) =	$150,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $150,000=	$ 10,500

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Appendix K: Income Assurer Benefit Riders
The following three optional Income Assurer Benefit riders were available under your contract if you your contract application was signed prior to May 1, 2007. These riders are no longer available for purchase.
•	Income Assurer Benefit – MAV;
•	Income Assurer Benefit – 5% Accumulation Benefit Base; or
•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.
The general information in this section applies to each Income Assurer Benefit rider. This section is followed by a description of each specific Income Assurer Benefit rider and how it is calculated.
You should consider whether an Income Assurer Benefit rider is appropriate for you because:
•	you must participate in the PN program if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program”). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see “Making the Most of Your Contract — Asset Allocation Program”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The PN program and the asset allocation program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider.
•	if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit is appropriate for you (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit rider with a qualified annuity;
•	you must hold the Income Assurer Benefit for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	the 10-year waiting period may be restarted if you elect to change the PN program investment option to one that causes the rider charge to increase (see “Charges — Income Assurer Benefit”);
•	the Income Assurer Benefit rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday; and
•	you can only exercise the Income Assurer Benefit within 30 days after a contract anniversary following the expiration of the 10-year waiting period.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
If the Income Assurer Benefit rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit you select (see “Charges — Income Assurer Benefit Rider Fee”). The effective date of the rider will be the contract issue date. The Guarantor Withdrawal Benefit for life, Guarantor Withdrawal Benefit and the Accumulation Protector Benefit riders are not available with any Income Assurer Benefit rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether an Income Assurer Benefit rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your investment professional whether an Income Assurer Benefit rider is appropriate for your situation.

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Here are some general terms that are used to describe the Income Assurer Benefit riders in the sections below:
Guaranteed Income Benefit Base: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.
Excluded Investment Options: These investment options are listed in your contract under contract data and will include the Columbia Variable Portfolio – Government Money Market Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders’ variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Excluded Payments: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.
Proportionate Adjustments for Partial Withdrawals: These are calculated as the product of (a) times (b) where:
(a)	is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior to) the partial withdrawal, and
(b)	is the benefit on the date of (but prior to) the partial withdrawal.
Protected Investment Options: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.
Waiting Period: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.
The following are general provisions that apply to each Income Assurer Benefit:
Exercising the Rider
Rider exercise conditions are:
•	you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;
•	the annuitant on the annuitization start date must be between 50 to 86 years old; and
•	you can only take an annuity payment in one of the following annuity payout plans:

Plan A	—	Life Annuity – No Refund;
Plan B	—	Life Annuity with Ten or Twenty Years Certain;
Plan D	—	Joint and Last Survivor Life Annuity – No Refund;
	—	Joint and Last Survivor Life Annuity with Twenty Years Certain; or
Plan E	—	Twenty Years Certain.
After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.
If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.
•	If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.
•	If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

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Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see “The Annuity Payout Period — Annuity Tables.”) Your annuity payouts remain fixed for the lifetime of the annuity payout period.
First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
P t-1 (1 + i)	=	Pt
1.05

P t-1	=	prior annuity payout
P t	=	current annuity payout
i	=	annualized subaccount performance
Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.
(1)	For all other contracts, the guaranteed annuity purchase rates are based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate.
Terminating the Rider
Rider termination conditions are:
•	you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;
•	you may terminate the rider any time after the expiration of the waiting period;
•	the rider will terminate on the date you make a full surrender from the contract, or annuitization begins, or on the date that a death benefit is payable; and
•	the rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.
*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.
You may select one of the Income Assurer Benefit riders described below:
Income Assurer Benefit – MAV
The guaranteed income benefit base for the Income Assurer Benefit – MAV is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the maximum anniversary value.
Maximum Anniversary Value (MAV) — is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:
(a)	current contract value; or
(b)	total payments made to the contract minus proportionate adjustments for partial surrenders.
Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments; or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or
3.	the MAV, less market value adjusted excluded payments.

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Market Value Adjusted Excluded Payments are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.
Income Assurer Benefit – 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – 5% Accumulation Benefit Base is the greater of these three values:
1.	contract value; or
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or
3.	the 5% variable account floor.
5% Variable Account Floor – is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.
The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:
•	the total purchase payments made to the protected investment options minus adjusted partial surrenders and transfers from the protected investment options; plus
•	an amount equal to 5% of your initial purchase payment allocated to the protected investment options.
On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant’s 81st birthday, we increase the variable account floor by adding the amount (“roll-up amount”) equal to 5% of the prior contract anniversary’s variable account floor.
The amount of purchase payment surrendered from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:
(a)	is the amount of purchase payment in the investment options being surrendered or transferred on the date of but prior to the current surrender or transfer; and
(b)	is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.
The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant’s 81st birthday is zero.
Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.
If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted surrender or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:
(a)	is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and
(b)	is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and
(c)	is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)]to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:
1.	contract value less the market value adjusted excluded payments (described above); or
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders; or

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3.	the 5% variable account floor, less 5% adjusted excluded payments.
5% Adjusted Excluded Payments are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.
Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:
1.	the contract value;
2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;
3.	the MAV (described above); or
4.	the 5% variable account floor (described above).
If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of:
1.	contract value less the market value adjusted excluded payments (described above);
2.	total purchase payments, less excluded payments, less proportionate adjustments for partial surrenders;
3.	the MAV, less market value adjusted excluded payments (described above); or
4.	the 5% variable account floor, less 5% adjusted excluded payments (described above).
Examples of the Income Assurer Benefit Riders
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract’s standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. The contract values shown are hypothetical and do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as “protected investment options”) and the fees and charges that apply to your contract.
For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity – No Refund.
Remember that the riders require you to participate in the PN program. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio – Government Money Market Fund, and if available under the contract, GPAs and/or the one-year fixed account).
Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit – 5% Accumulation Benefit Base rider and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.
Assumptions:
You purchase the contract during the 2006 calendar year with a payment of $100,000; and
•	you invest all contract value in the subaccounts (protected investment options); and
•	you make no additional purchase payments, partial surrenders or changes in PN program investment option; and
•	the annuitant is male and age 55 at contract issue; and
•	the joint annuitant is female and age 55 at contract issue.

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Example — Income Assurer Benefit – MAV
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value (MAV)(1)	Guaranteed Income Benefit Base – MAV(2)
1	$ 108,000	$100,000	$ 108,000	$ 108,000
2	125,000	none	125,000	125,000
3	132,000	none	132,000	132,000
4	150,000	none	150,000	150,000
5	85,000	none	150,000	150,000
6	121,000	none	150,000	150,000
7	139,000	none	150,000	150,000
8	153,000	none	153,000	153,000
9	140,000	none	153,000	153,000
10	174,000	none	174,000	174,000
11	141,000	none	174,000	174,000
12	148,000	none	174,000	174,000
13	208,000	none	208,000	208,000
14	198,000	none	208,000	208,000
15	203,000	none	208,000	208,000
(1)	The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – MAV does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – MAV Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	174,000	812.58	814.32
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

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Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – MAV Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – MAV Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	174,000	657.72	650.76
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.
Example — Income Assurer Benefit – 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 105,000	$ 108,000
2	125,000	none	110,250	125,000
3	132,000	none	115,763	132,000
4	150,000	none	121,551	150,000
5	85,000	none	127,628	127,628
6	121,000	none	134,010	134,010
7	139,000	none	140,710	140,710
8	153,000	none	147,746	153,000
9	140,000	none	155,133	155,133
10	174,000	none	162,889	174,000
11	141,000	none	171,034	171,034
12	148,000	none	179,586	179,586
13	208,000	none	188,565	208,000
14	198,000	none	197,993	198,000
15	203,000	none	207,893	207,893
(1)	The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

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Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – 5% RF Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	171,034	778.20	779.91
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	198,000	974.16	976.14
15	203,000	1,025.15	1,027.18	207,893	1,049.86	1,051.94
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions				IAB – 5% RF Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – 5% RF Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	171,034	632.83	625.98
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	198,000	786.06	778.14
15	203,000	826.21	818.09	207,893	846.12	837.81
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

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Example — Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:
Contract Anniversary	Assumed Contract Value	Purchase Payments	Maximum Anniversary Value(1)	5% Accumulation Benefit Base(1)	Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base(2)
1	$ 108,000	$100,000	$ 108,000	$ 105,000	$ 108,000
2	125,000	none	125,000	110,250	125,000
3	132,000	none	132,000	115,763	132,000
4	150,000	none	150,000	121,551	150,000
5	85,000	none	150,000	127,628	150,000
6	121,000	none	150,000	134,010	150,000
7	139,000	none	150,000	140,710	150,000
8	153,000	none	153,000	147,746	153,000
9	140,000	none	153,000	155,133	155,133
10	174,000	none	174,000	162,889	174,000
11	141,000	none	174,000	171,034	174,000
12	148,000	none	174,000	179,586	179,586
13	208,000	none	208,000	188,565	208,000
14	198,000	none	208,000	197,993	208,000
15	203,000	none	208,000	207,893	208,000
(1)	The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.
Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)	IAB – Max Benefit Base	New Table(1) Plan B – Life with 10 Years Certain(2)	Old Table(1) Plan B – Life with 10 Years Certain(2)
10	$ 174,000	$ 772.56	$ 774.30	$ 174,000	$ 772.56	$ 774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

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Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:
Contract Anniversary at Exercise	Standard Provisions			IAB – Max Provisions
	Assumed Contract Value	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)	IAB – Max Benefit Base	New Table(1) Plan D – Last Survivor No Refund(2)	Old Table(1) Plan D – Last Survivor No Refund(2)
10	$ 174,000	$ 629.88	$ 622.92	$ 174,000	$ 629.88	$ 622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24
(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

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Appendix L: Example — Accumulation Protector Benefit Rider
Example — Accumulation Protector Benefit Rider
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
Assumptions:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Initial payment Accumulation Benefit Amount	100,000 Hypothetical Assumed Contract Value
1	$ 0	$ 0	$ 100,000	$ 0	$ 112,000
2	0	0	102,400	0	128,000
3	0	0	108,000	0	135,000
4	0	0	108,000	0	125,000
5	0	0	108,000	0	110,000
6	2,000	1,964	106,036	0	122,000
7	0	0	112,000	0	140,000
8	0	0	112,000	0	121,000
9	5,000	4,628	107,372	0	98,000
10	0	0	107,372	22,372	85,000

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Appendix M: SecureSource Rider Disclosure
SecureSource Rider
There are two optional SecureSource riders available under your contract:
•	SecureSource – Single Life; or
•	SecureSource – Joint Life.
The information in this section applies to both SecureSource riders, unless otherwise noted.
The SecureSource – Single Life rider covers one person. The SecureSource – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource rider is an optional benefit that you may select for an additional annual charge if:
•	your contract application was signed on or after May 1, 2007; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource rider is not available under an inherited qualified annuity.
The SecureSource rider guarantees (unless the rider is terminated. See “Rider Termination” heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: you have recovered at minimum all of your purchase payments or, if later, until death (see “At Death” heading below) — even if the contract value is zero.
•	Joint Life: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below), even if the contract value is zero.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.
Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:
(1)	The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See “Rider Termination” heading below). Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)", “Remaining Benefit Payment (RBP)", “Guaranteed Benefit Amount (GBA)” and “Remaining Benefit Amount (RBA).” See these headings below for more information.
(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:
•	Single Life: death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below);
•	Joint Life: death of the last surviving covered spouse (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below).
Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Single Life only: Covered Person”, “Joint Life only: Covered Spouses” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.
Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:
•	Single Life: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

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Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:
•	Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;
•	After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:
•	Single Life: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;
•	Joint Life: the guaranteed amounts available for withdrawal will not decrease.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.
If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).
The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).
If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.
You should consider whether a SecureSource rider is appropriate for you because:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except

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as otherwise provided below (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.
(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on
(i)	Single Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change; or
(ii)	Joint Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below).
Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer funds.”) You may allocate qualifying purchase payments to the DCA fixed account, when available (see “DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the lesser of its current value or the contract value; and
(b)	the total RBA will be reset to the lesser of its current value or the contract value; and

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(c)	the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Limitations on Purchase of Other Riders under your Contract: You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.
•	Non-Cancelable: Once elected, the SecureSource rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner’s death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax -Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

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Key terms and provisions of the SecureSource rider are described below:
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Waiting period: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.
Guaranteed Benefit Amount (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
The GBA is determined at the following times, calculated as described:
•	At contract issue — the GBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.
(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
GBA Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
The RBA is determined at the following times, calculated as described:
•	At contract issue — the RBA is equal to the initial purchase payment.
•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.
(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.
During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.
The GBP is determined at the following times, calculated as described:
•	At contract issue — the GBP is established as 7% of the GBA value.
•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.
•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.
•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the total RBP — the GBP remains unchanged.
(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.
The RBP is determined at the following times, calculated as described:
•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.
•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.
•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).
•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.
•	When you make any withdrawal — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess

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withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.
During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.
The ALP is determined at the following times:
•	Single Life: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.
•	Joint Life: The ALP is established as 6% of the total RBA on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	Single Life: At spousal continuation or contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

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•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.
•	When you make a withdrawal at any time and the amount withdrawn is:
(a)	less than or equal to the RALP — the ALP remains unchanged.
(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
20% Rider Credit (for contracts with applications signed on or after June 1, 2008)
If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.
Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.
Increase in ALP because of the Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.

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(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.
•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.
•	At the beginning of any other contract year — the RALP is set equal to ALP.
•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the purchase payment amount.
•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
•	When you make any withdrawal — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.
Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.
Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).
Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.
The annual step up may be available as described below, subject to the following rules:
•	The annual step up is effective on the step up date.
•	Only one step up is allowed each contract year.
•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.
•	On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.
•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day. If you request an elective step up or the elective spousal continuation step up on or after Dec. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time (see “Optional Living benefit Charges — SecureSource Rider fee”). Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

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The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value (after charges are deducted) on the step up date.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.
(b)	At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value (after charges are deducted) on the step up date.
•	The RALP will be reset as follows:
(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.
(b)	At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource – Single Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:
•	The GBA, RBA and GBP values remain unchanged.
•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource – Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.
Spousal Continuation Step Up: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the

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spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.
If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or
(c)	Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate; and
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource rider and the contract will terminate under either of the following two scenarios:
•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.
•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

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At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If the contract changes ownership (see “Changing Ownership”), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.
•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.
•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.
•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.
•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current

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ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.
Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.
Guaranteed Withdrawal Benefit Annuity Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary of a contract as a settlement option if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.
2.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
3.	Annuity payouts under an annuity payout plan will terminate the rider.
4.	Termination of the contract for any reason will terminate the rider.
5.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

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Appendix N: SecureSource 20 Rider Disclosure
Securesource 20 Rider
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.
There are two optional SecureSource 20 riders available under your contract:
•	SecureSource 20 — Single Life; or
•	SecureSource 20 — Joint Life.
The information in this section applies to both Secure Source 20 riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 20 — Single Life rider covers one person. The SecureSource 20 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 — Single Life rider or the SecureSource 20 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and
•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource 20 riders are not available under an inherited qualified annuity.
The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:
•	Single Life: until death (see “At Death” heading below) or until the depletion of the basic benefit.
•	Joint Life: until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) or until the depletion of the basic benefit.
Key Terms
The key terms associated with the SecureSource 20 rider are:
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (Joint Life: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.
Annual Lifetime Payment Attained Age (ALPAA): the age at which the lifetime benefit is established.
Enhanced Lifetime Base (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.
Guaranteed Benefit Amount (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.
Guaranteed Benefit Payment (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

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Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.
Remaining Benefit Amount (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.
Remaining Benefit Payment (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.
Waiting period: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal Adjustment Base (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Description of the SecureSource 20 Rider
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.
The lifetime withdrawal benefit is established automatically:
•	Single Life: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);
•	Joint Life: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).
The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.
If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.
If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).
Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.
At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Withdrawals”).
Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.

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Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).
The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.
Important SecureSource 20 Rider Considerations
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
(a)	Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see “At Death” heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:
(i)	There are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or
(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.
(c)	If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit’s RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.
(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

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The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:
(a)	the total GBA will be reset to the contract value, if your contract value is less; and
(b)	the total RBA will be reset to the contract value, if your contract value is less; and
(c)	the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under “GBP Percentage and ALP Percentage” heading below) times the contract value, if this amount is less than the current ALP; and
(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and
(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and
(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and
(g)	the WAB will be reset as follows:
•	if the ALP has not been established, the WAB will be equal to the reset GBA.
•	if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and
(h)	the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource 20 – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource 20 – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that

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exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSA)s: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Basic Benefit Description
The GBA and RBA are determined at the following times, subject to the maximum amount of $5,000,000, calculated as described:
•	At contract issue — the GBA and RBA are equal to the initial purchase payment.
•	When you make additional purchase payments — If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.
•	When you take a withdrawal during the waiting period — the total GBA and total RBA will be set equal to zero until the end of the waiting period.
•	When you take a withdrawal after the waiting period and the amount withdrawn is:
(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged, and each payment’s RBA is reduced in proportion to its RBP.
(b)	greater than the total RBP — excess withdrawal processing will be applied to the GBA and RBA.
•	On the rider anniversary at the end of the waiting period — If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.
If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment options under the PN program as described under “Use of Portfolio Navigator Program Required,” above.

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Gba Excess Withdrawal Processing
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:
(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and
(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.
RBA Excess Withdrawal Processing
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.
If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:
1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and
2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.
GBP Percentage and ALP Percentage: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:
During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:
1	—	(a/b)
a	=	contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
(1)	when the RBA Payout Option is elected, or
(2)	if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or
(3)	when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.
Withdrawal Adjustment Base (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,
The WAB is determined at the following times, calculated as described:
•	At Rider Effective Date — the WAB is set equal to the initial purchase payment.
•	When a subsequent purchase payment is made — before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken — if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.
Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

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(A)	The WAB is reduced by an amount as calculated below:

a × b	where:
c

a	=	the amount the contract value is reduced by the withdrawal
b	=	WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.
If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.
•	On rider anniversaries — unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:
(A)	If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.
(B)	If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.
•	Upon certain changes to your PN program investment option as described under “Use of Portfolio Navigator Program Required,” above.
•	On the later of the third rider anniversary or the rider anniversary when the ALP is established — unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.
(A)	The ELB, minus
(B)	the greater of:
i)	your contract value, or
ii)	the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).
Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment’s GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.
Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.
The RBP is determined at the following times, calculated as described:
•	During the waiting period — the RBP will be zero.
•	At the beginning of any contract year after the waiting period and when the GBP Percentage changes — the RBP for each purchase payment is set equal to that purchase payment’s GBP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.
•	At step up — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

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Lifetime Benefit Description
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment Attained Age (ALPAA):
•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.
•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.
Annual Lifetime Payment (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:
•	Single Life: death; or
•	Joint Life: death of the last surviving covered spouse; or
•	the RBA is reduced to zero.
The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.
The ALP is determined at the following times:
•	Single Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the covered person has already reached age 65.
(b)	the rider anniversary following the date the covered person reaches age 65,
–	if during the waiting period and no prior withdrawal has been taken; or
–	if after the waiting period.
(c)	the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.
If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Joint Life: Initially the ALP is established on the earliest of the following dates:
(a)	the rider effective date if the younger covered spouse has already reached age 65.
(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.
(c)	upon the first death of a covered spouse, then
(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or
(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or
(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.
(d)	Following dissolution of marriage of the covered spouses,
(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or
(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.
For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

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If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.
•	Whenever the ALP Percentage changes —
(a)	If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.
(b)	If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.
•	When you make an additional purchase payment — Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.
•	When you make a withdrawal:
(a)	During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.
(b)	After the waiting period, if the amount withdrawn is:
(i) less than or equal to the RALP, the ALP is unchanged.
(ii) greater than the RALP, ALP excess withdrawal processing will occur.
If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.
•	On the rider anniversary at the end of the waiting period — If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (Joint Life: younger covered spouse) has reached age 65.
•	At step ups — (see “Annual Step Up” heading below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	Upon certain changes to your PN program investment option under the PN program as described under “Use of Portfolio Navigator Program Required,” above.
20% Rider Credit
If you do not make a withdrawal during the first three rider years and you don’t decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.
Enhanced Lifetime Base (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.
The maximum enhanced lifetime base at any time is $5,000,000.
If the enhanced lifetime base is greater than zero, then it will:
•	increase by the amount of any purchase payments received on or after the third rider anniversary.
•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.
•	be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.
If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:
•	The total RBA is reduced to zero.
•	You decline a rider fee increase.
The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.

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Increase in ALP because of the Enhanced Lifetime Base
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.
ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) multiplied by the contract value immediately following the withdrawal.
Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.
The RALP is determined at the following times:
•	The RALP is established at the same time as the ALP, and:
(a)	During the waiting period — the RALP will be zero.
(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.
•	At the beginning of each contract year after the waiting period and when the ALP Percentage changes — the RALP is set equal to the ALP.
•	When you make additional purchase payments after the waiting period — each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).
•	At step ups — (see “Annual Step Up” headings below).
•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).
•	When you make any withdrawal after the waiting period — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.
Annual Step Up: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.
The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:
•	You have not declined a rider fee increase.

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•	If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.
•	On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.
•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.
•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.
The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:
•	The total RBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBA will be increased to the contract value (after charges are deducted) on the rider anniversary, if the contract value is greater.
•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.
•	The total RBP will be reset as follows:
(a)	During the waiting period, the RBP will not be affected by the step up.
(b)	After the waiting period, the RBP will be reset to the increased GBP.
•	The ALP will be increased to the contract value (after charges are deducted) on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if greater than the current ALP.
•	The RALP will be reset as follows:
(a)	During the waiting period, the RALP will not be affected by the step up.
(b)	After the waiting period, the RALP will be reset to the increased ALP.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life:If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 20 — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Annual Step-Up” heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If Contract Value Reduces to Zero: If the contract value reduces to zero, you will be paid in the following scenarios:
1)	The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:
(a)	receive the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

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We will notify you of this option. If no election is made, the ALP will be paid.
2)	The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:
(a)	the remaining schedule of GBPs until the RBA equals zero; or
(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.
Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.
We will notify you of this option. If no election is made, the ALP will be paid.
3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.
4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:
•	Single Life: covered person;
•	Joint Life: last surviving covered spouse.
Under any of these scenarios:
•	The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;
•	We will no longer accept additional purchase payments;
•	You will no longer be charged for the rider;
•	Any attached death benefit riders will terminate;
•	In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.
•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and
•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.
The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:
•	If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.
•	If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.
At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.
If the contract value equals zero and the death benefit becomes payable, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.
•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.
•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

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If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.
If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.
If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:
•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.
•	If the RBA equals zero, the benefit terminates. No further payments will be made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.
Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).
This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.
This annuity payout option may also be elected by the beneficiary when the death benefit is payable if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
Rider Termination
The SecureSource 20 rider cannot be terminated either by you or us except as follows:
1.	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
2.	Single Life: After the death benefit is payable, continuation of the contract will terminate the rider.
3.	Joint Life: After the death benefit is payable the rider will terminate if:
(a)	any one other than a covered spouse continues the contract, or
(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.
4.	Annuity payouts under an annuity payout plan will terminate the rider.
5.	You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See “Charges — SecureSource 20 rider fee”).
6.	When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.
7.	Termination of the contract for any reason will terminate the rider.
8.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.
For an example, see Appendix D.

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Appendix O: SecureSource Stages Rider Disclosure
Securesource Stages Riders
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:
•	If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;
•	If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;
•	If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.
•	If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).
The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.
At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.
Availability
There are two optional SecureSource Stages riders available under your contract:
•	SecureSource Stages – Single Life
•	SecureSource Stages – Joint Life
The information in this section applies to both SecureSource Stages riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Stages — Single Life rider covers one person. The SecureSource Stages — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages — Single Life rider or the SecureSource Stages — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and
•	Single Life: you are 80 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.
The SecureSource Stages riders are not available under an inherited qualified annuity.

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The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
Key Terms
The key terms associated with the SecureSource Stages rider are:
Age Bands: Each age band is associated with a set of lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.
Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Excess Withdrawal: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.
Excess Withdrawal Processing: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.
Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.
Rider Credit: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.
Waiting Period: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.
Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
Important SecureSource Stages Rider Considerations
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.

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•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.
•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. These funds are expected to reduce our financial risks and expenses associated with certain living benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).
The following provisions apply to contracts invested in a Portfolio Navigator fund:
•	You can allocate your contract value to any available Portfolio Navigator fund during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.
•	Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.
•	After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated.
You may request to change your investment option by written request on an authorized form or by another method agreed to by us.
•	Non-Cancelable: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource Stages — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

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•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource Stages — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime

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payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.
Remaining Annual Lifetime Payment (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.
For ages:
•	50-58, percentage A is 4% and percentage B is 3%.
•	59-64, percentage A is 5% and percentage B is 4%.
•	65-79, percentage A is 6% and percentage B is 5%.
•	80 and older, percentage A is 7% and percentage B is 6%.
The age band for the lifetime payment percentage is determined at the following times:
•	When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouses attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouses subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)
•	Upon annual step-ups (see “Annual step ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.
The following determines whether Percentage A or Percentage B is used for each applicable age band:
During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).
After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.

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On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:
1– (a/b) where:
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.
Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:
•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or
•	when the contract value reduces to zero, or
•	on the date of death (Joint Life: remaining covered spouse’s date of death) when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:
•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.
•	When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.
•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.
•	Whenever a withdrawal is taken after the waiting period:
(a)	the WAB will be reduced by the “adjustment for withdrawal,” as defined below.
(b)	if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.
(c)	if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.
(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:
The PBG will be reset to the lesser of:
(i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or
(ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:
a × b	where:
c

a	=	the amount of the withdrawal minus the RALP
b	=	the PBG minus the RALP on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal minus the RALP

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The BB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:
g × h	where:
i

g	=	the amount the contract value is reduced by the withdrawal
h	=	the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal
I	=	the contract value on the date of (but prior to) the withdrawal.
Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.
•	On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.
•	The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.
Rider Credits: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.
Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3rd rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.
The annual step-up will be executed on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:
•	The withdrawal is after the waiting period;

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•	The annual lifetime payment is available;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages — Joint Life rider also continues. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum account values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the principal back guarantee available under this rider, or
•	continue the contract and the SecureSource Stages rider under the spousal continuation option.
For single and joint life, the beneficiary may elect the principal back guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
•	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.
•	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.
In either of the above cases:
•	After the date of death, there will be no additional rider credits or annual step-ups.
•	The lifetime payment percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
On the date of death (Joint Life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.
If the PBG equals zero, the benefit terminates. No further payments are made.
Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. Effective May 1, 2016, joint ownership and joint annuitants are not allowed except for contracts issued in California. If there is a change of ownership and the covered person would be different, the rider terminates.
Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.
Assignment: If allowed by state law, an assignment is subject to our approval.
Annuity Provisions: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Stages rider cannot be terminated either by you or us except as follows:
•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.

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•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See “Charges — SecureSource Stages rider fee”)
•	When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.

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Appendix P: Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Example — Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up
Assumptions:
This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.
•	You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.
Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:
1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or
2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.
Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.
•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).
The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:
1) Elect to lock in your contract gains to your benefit values (step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0.30%	0.30%
Increase in Annual Contract Charge	$330	$303
Automatic step ups will continue on your next anniversary (if available under your rider).
2) Do not elect to lock in your contract gains (no step up):
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$0	$0
Increase in Guaranteed Benefit Payment	$0	$0
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the step up (lock in contract gains)
3) Move to one of the Portfolio Stabilizer funds and elect the step up:
	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60
Increase in Guaranteed Benefit Payment	$700	$70
Increase in Annual Rider Fee	0%	0%
Increase in Annual Contract Charge	$65	$6.50
Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic step ups will continue on your next anniversary (if available under your rider).
The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to step up options under your rider, please see the “Optional Living Benefits” section.
Electing to step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the step up versus the increases to your benefits to determine the option that is best for you.

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Appendix Q: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts (if any) that were not available under your contract as of Dec. 31, 2017. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	17	16	17	17	18	16	16	40	43	67

AB VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34
Accumulation unit value at end of period	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	29	34	39	41	47	90	114	144	126	108

AB VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45
Accumulation unit value at end of period	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	39	41	42	83	95	159	183	201	201	210

AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91
Accumulation unit value at end of period	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	325	448	512	715	918	1,503	1,866	1,831	6,541	7,308

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14
Accumulation unit value at end of period	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	475	536	631	794	1,080	1,265	1,696	2,227	2,371	2,313

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78
Accumulation unit value at end of period	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	8	10	10	25

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	53	53	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21
Accumulation unit value at end of period	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	240	334	400	623	964	1,629	2,157	2,614	2,924	3,189

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23
Accumulation unit value at end of period	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	20	21	22	24	26	28	29	34	33	2

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	22	23	53	55	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82
Accumulation unit value at end of period	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	613	870	1,001	1,182	1,522	2,453	2,709	3,592	4,017	4,256

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98
Accumulation unit value at end of period	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	442	550	651	877	1,292	2,074	2,844	3,253	15,601	12,449

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77
Accumulation unit value at end of period	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	126	193	248	321	407	542	716	670	2,782	3,582

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Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,876	2,264	833	888	1,253	1,361	1,536	2,911	5,788	1,365

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27
Accumulation unit value at end of period	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	91	117	230	281	365	671	583	678	755	746

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	168	205	97	110	133	166	215	256	9,864	5,119

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12
Accumulation unit value at end of period	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	532	644	745	933	1,027	1,128	1,322	2,221	22,157	16,780

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33
Accumulation unit value at end of period	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	72

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39
Accumulation unit value at end of period	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	315	316	340	342	345	352	366	375	327	259

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32
Accumulation unit value at end of period	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	6	7	44	59	40	41	31

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	28	29	32	34	38	41	44	—	—	—

Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74
Accumulation unit value at end of period	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31
Accumulation unit value at end of period	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	5	9	9	17

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37
Accumulation unit value at end of period	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	43	63	84	94	115	179	218	239	10,188	6,327

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22
Accumulation unit value at end of period	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	206	283	320	428	560	681	944	1,141	3,618	1,927

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	22	24	25	26	24	22	1

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09
Accumulation unit value at end of period	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	129	149	202	238	305	347	383	489	15,152	6,045

CTIVP SM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	276	—	—	—	—	—	—	—	—

198    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	146	199	236	265	330	447	565	622	21,293	10,481

CTIVP SM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30
Accumulation unit value at end of period	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29
Accumulation unit value at end of period	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	11	11

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22
Accumulation unit value at end of period	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	46	69	85	129	198	331	415	473	599	748

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27
Accumulation unit value at end of period	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2	2	12	14	14	14	14	14	14	14

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	44	47	51	63	66	82	84	59	57	26

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55
Accumulation unit value at end of period	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	8

Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98
Accumulation unit value at end of period	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	62	74	185	244	265	323	348	447	7,675	4,506

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72
Accumulation unit value at end of period	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	705	843	995	1,560	2,260	3,270	4,207	5,203	8,488	13,235

Fidelity ® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42
Accumulation unit value at end of period	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	79	98	111	126	172	274	277	297	307	324

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09
Accumulation unit value at end of period	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	492	559	676	873	1,187	1,483	1,880	2,375	11,682	8,946

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31
Accumulation unit value at end of period	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	254	309	370	458	612	939	1,297	1,658	4,341	5,011

Fidelity ® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89
Accumulation unit value at end of period	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	65	91	94	221	290	355	466	480	518	572

Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68
Accumulation unit value at end of period	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	424	459	517	738	919	1,250	1,647	1,877	2,165	2,664

Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81
Accumulation unit value at end of period	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	740	830	918	1,051	1,218	1,640	1,863	2,360	2,595	2,854

RiverSource Signature Select Variable Annuity — Prospectus    199

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23
Accumulation unit value at end of period	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	12	11	13	13	22

Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69
Accumulation unit value at end of period	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	488	517	553	616	715	1,065	1,480	1,935	2,168	2,355

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98
Accumulation unit value at end of period	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	172	210	258	321	434	648	967	1,131	2,893	3,112

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00
Accumulation unit value at end of period	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	102	119	141	177	232	306	629	876	1,023	1,018

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	12	12	12	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41
Accumulation unit value at end of period	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	567	716	875	1,149	1,695	2,833	3,854	4,490	9,591	10,469

Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	36	83	87	48	48	33	14	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	88	136	168	183	216	291	359	385	15,819	5,951

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34
Accumulation unit value at end of period	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	28	39	45	53	84	126	168	188	206	229

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	12	12	125	127	189	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35
Accumulation unit value at end of period	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	305	417	468	591	768	914	1,182	1,467	1,562	1,691

Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	91	133	151	189	235	321	409	448	17,145	12,315

MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	—	—	—	—	—	—	—

MFS ® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19
Accumulation unit value at end of period	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	6	54	55	79	88	104

MFS ® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31
Accumulation unit value at end of period	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	430	493	549	606	679	784	866	1,476	1,492	1,568

200    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS ® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60
Accumulation unit value at end of period	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	21	23	25	28	39	40	40	56	56	49

Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	19	29	32	82	97	112	134	174	3,671	4,330

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	5	5	6

Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75
Accumulation unit value at end of period	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	9	11	29	36	40	53	66	86	120

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36
Accumulation unit value at end of period	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	277	353	454	737	1,060	1,489	1,933	2,305	2,318	2,536

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73
Accumulation unit value at end of period	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	105	163	205	334	488	627	986	964	930

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46
Accumulation unit value at end of period	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	614	680	847	1,072	1,331	1,712	2,236	2,721	14,510	11,434

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43
Accumulation unit value at end of period	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	153	153	152	190	231	265	286	342	389	373

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03
Accumulation unit value at end of period	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	51	84	116	146	167	213	254	274	8,749	10,160

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14
Accumulation unit value at end of period	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	44	48	59	58	70	146	164	203	188	228

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03
Accumulation unit value at end of period	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	747	899	1,022	1,079	1,329	1,684	2,058	2,733	2,965	3,093

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24
Accumulation unit value at end of period	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	7	17	17	17	18

Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	288	325	381	481	605	738	864	—	—

Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35
Accumulation unit value at end of period	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	224	261	348	412	543	709	883	932	7,523	5,803

Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46
Accumulation unit value at end of period	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	48	50	53	165	210	224	241	215	211	232

RiverSource Signature Select Variable Annuity — Prospectus    201

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,344	1,226	1,506	2,138	1,868	2,958	2,845	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,099	8,355	10,202	14,359	20,789	24,028	29,473	35,540	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,542	2,782	2,377	3,220	3,359	5,113	4,906	2,696	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,528	9,287	9,824	12,123	16,964	22,457	20,689	20,921	—	—

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,010	1,069	999	1,104	24	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,882	4,610	4,093	3,258	1,219	—	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,815	5,246	6,383	5,994	948	—	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,699	16,199	17,187	16,510	3,561	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,268	33,617	36,030	37,316	34,973	34,689	33,733	30,458	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,143	69,218	81,399	92,509	113,322	121,846	127,883	131,141	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,426	11,910	14,452	15,382	20,106	22,947	26,527	25,767	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,854	21,514	27,634	34,651	47,799	56,793	66,149	77,624	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,301	4,312	4,810	5,474	5,773	7,042	7,018	6,557	—	—

202    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,237	9,862	14,307	16,664	20,838	22,904	25,656	24,507	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47
Accumulation unit value at end of period	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	208	261	334	441	626	1,053	1,423	1,652	1,946	2,163

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24
Accumulation unit value at end of period	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	147	207	238	326	434	694	936	968	4,062	4,898

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40
Accumulation unit value at end of period	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	104	146	177	252	357	606	828	999	4,279	3,607
Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	28	28	28	28	28	—

AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30
Accumulation unit value at end of period	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	84	84	115	80	96	91	130	124	89	113

AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87
Accumulation unit value at end of period	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	1,874	2,347	2,598	3,459	4,367	5,828	6,871	7,882	19,909	27,146

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90
Accumulation unit value at end of period	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	531	657	786	1,028	1,510	2,194	2,936	4,147	5,039	6,040

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21
Accumulation unit value at end of period	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	12	12	87	16	16	19

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	54	—	—	—

RiverSource Signature Select Variable Annuity — Prospectus    203

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25
Accumulation unit value at end of period	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	914	1,144	1,344	1,817	2,998	3,922	5,131	7,801	9,323	10,215

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60
Accumulation unit value at end of period	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1,833	2,100	2,597	3,315	4,568	6,023	7,706	10,251	47,600	45,615

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73
Accumulation unit value at end of period	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	575	802	961	1,160	1,490	1,624	2,042	2,330	8,001	12,125

Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,756	4,033	763	1,089	1,541	1,683	2,045	2,910	11,536	5,320

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20
Accumulation unit value at end of period	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	303	342	418	531	726	790	1,037	1,429	3,043	3,808

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18
Accumulation unit value at end of period	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	438	468	201	315	445	540	724	967	23,958	16,287

Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09
Accumulation unit value at end of period	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	758	827	895	1,248	1,772	2,131	2,517	3,451	52,732	52,913

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26
Accumulation unit value at end of period	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	26	33	58	112	135	195	258	361	910	3,801

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29
Accumulation unit value at end of period	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	46	8	20	178	185	188	198	211	155	94

Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99
Accumulation unit value at end of period	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	145	167	3	98

Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71
Accumulation unit value at end of period	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	2

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35
Accumulation unit value at end of period	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	69	68	90	215	275	460	585	721	23,264	17,911

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05
Accumulation unit value at end of period	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	576	773	810	918	1,292	1,516	1,924	2,722	10,350	5,772

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	44	44	44	47	33	32	—

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08
Accumulation unit value at end of period	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	417	442	512	723	1,059	1,156	1,527	2,123	39,552	22,934

204    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVP SM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	201	—	—	—	—	—	—	—	—

CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99
Accumulation unit value at end of period	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	130	160	190	430	601	961	1,246	1,481	47,054	29,241

CTIVP SM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28
Accumulation unit value at end of period	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	11	21	21	—	—	—	8	8	—	28

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09
Accumulation unit value at end of period	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	8	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53
Accumulation unit value at end of period	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	27	24	21	19	38

Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	115	131	125	216	320	383	562	719	17,706	14,635

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59
Accumulation unit value at end of period	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,293	2,769	3,260	4,329	6,278	8,416	10,938	14,844	26,124	44,134

Fidelity ® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08
Accumulation unit value at end of period	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,271	1,307	1,417	1,853	2,828	3,225	3,767	5,353	28,571	28,234

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75
Accumulation unit value at end of period	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	453	487	564	749	940	1,346	1,681	2,112	10,749	15,569

Fidelity ® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70
Accumulation unit value at end of period	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	567	739	800	1,094	1,435	1,894	2,343	2,808	4,655	4,812

Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32
Accumulation unit value at end of period	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	366	375	414	465	497	598	1,057	1,140	1,013	1,631

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53
Accumulation unit value at end of period	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	811	889	1,067	1,326	1,959	2,740	3,562	4,764	13,524	16,698

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	27	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	15	43	47	56	73	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26
Accumulation unit value at end of period	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,913	3,499	4,262	5,321	7,600	10,444	13,815	18,929	34,501	43,308

RiverSource Signature Select Variable Annuity — Prospectus    205

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	22	22	22	25	25	45	3

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	125	151	160	343	447	630	940	984	35,468	16,452

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	—	—	—	—

Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	97	131	143	348	493	799	1,082	1,257	38,185	34,319

MFS ® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22
Accumulation unit value at end of period	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	70	71	72	77	71	74	65	69	69	94

MFS ® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28
Accumulation unit value at end of period	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	19	19	20	42	41	41	43	55	58	91

Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	26	30	34	93	122	179	249	265	8,046	11,790

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29
Accumulation unit value at end of period	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,035	1,292	1,419	1,837	2,809	3,669	4,615	6,424	7,178	8,981

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54
Accumulation unit value at end of period	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	61	76	81	82	86	89	113	127	149	169

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21
Accumulation unit value at end of period	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,357	1,452	1,724	2,305	3,261	3,563	4,711	6,319	41,343	38,121

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36
Accumulation unit value at end of period	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	10	—	20	35	41	41	89	24	25	61

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	182	216	259	398	496	620	718	853	20,192	30,027

Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33
Accumulation unit value at end of period	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,230	1,376	1,692	2,275	2,493	3,114	4,186	21,774	22,313

Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44
Accumulation unit value at end of period	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	21	53	69	103	119	114	115

206    RiverSource Signature Select Variable Annuity — Prospectus

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	217	276	642	692	500	242	2,128	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,175	9,851	13,650	15,891	21,576	27,031	37,081	45,459	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	545	1,636	1,585	2,427	2,883	3,605	2,840	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,256	6,802	8,845	11,189	22,543	33,878	37,774	34,075	—	—

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,571	3,153	1,759	1,710	256	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,915	7,358	8,743	6,866	1,870	—	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,841	13,171	14,007	13,017	1,196	—	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,129	41,727	42,802	33,518	2,310	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,642	2,809	3,357	3,717	4,104	4,950	4,056	2,407	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,911	75,428	85,354	105,569	144,525	168,701	206,439	248,214	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,279	2,289	2,467	3,113	2,106	1,555	774	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,353	33,432	41,095	50,925	66,694	86,581	118,725	154,365	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	861	833	1,314	2,457	3,949	2,095	1,480	—	—

RiverSource Signature Select Variable Annuity — Prospectus    207

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,412	11,720	13,127	16,596	22,248	28,639	34,697	43,744	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31
Accumulation unit value at end of period	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	1,000	1,162	1,489	1,881	2,573	3,627	4,585	6,248	9,697	11,631

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20
Accumulation unit value at end of period	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	362	431	487	627	815	1,135	1,529	1,843	8,675	12,927

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38
Accumulation unit value at end of period	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	488	604	738	1,023	1,416	2,019	2,605	3,655	12,068	12,713

208    RiverSource Signature Select Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource Signature Select Variable Annuity — Prospectus    209

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. ©2008-2018 RiverSource Life Insurance Company. All rights reserved.
45300 CD (4/18)

PART B.

STATEMENT OF ADDITIONAL INFORMATION

FOR

EVERGREEN ESSENTIAL VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYS VARIABLE ANNUITY

EVERGREEN PATHWAYS SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGE VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

April 30, 2018

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-333-3437

S-6318 CD (4/18)

2	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2017 was $399,726,740, in 2016 was $403,351,214 and in 2015 was $425,969,636. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

Ameriprise India Private Limited (“Amp India”)	Administrative support related to new business and servicing of existing contracts and policies	Head count

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2017 was $23,506,861, in 2016 was $25,131,033 and in 2015 was $36,662,615.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2017 was $2,011,469, in 2016 was $1,717,767 and in 2015 was $0.

4	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2017 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2016 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.51	$1.46	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.73	$1.51	$1.46	$1.46	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	5	17	32
AB VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.57	$0.58	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30	$0.57
Accumulation unit value at end of period	$0.76	$0.57	$0.58	$0.57	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30
Number of accumulation units outstanding at end of period (000 omitted)	33	41	40	44	54	64	89	80	126	156
AB VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$2.02	$1.84	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78	$1.33
Accumulation unit value at end of period	$2.37	$2.02	$1.84	$1.83	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	48	70	93	107	169	253	295	416	688	1,006
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.31	$1.05	$1.07	$1.06	$1.14	$0.94	$0.83	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	18	7	—
AB VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44	$0.74
Accumulation unit value at end of period	$1.59	$1.22	$1.20	$1.09	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	49	56	58	62	115	121	128	210	363	517
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.45	$2.02	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05	$1.00	—
Accumulation unit value at end of period	$2.70	$2.45	$2.02	$2.07	$1.80	$1.40	$1.22	$1.24	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.13	$2.06	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03	$1.00	—
Accumulation unit value at end of period	$2.79	$2.13	$2.06	$1.97	$1.81	$1.33	$1.18	$1.19	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.15	$1.81	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03	$1.00	—
Accumulation unit value at end of period	$2.31	$2.15	$1.81	$1.90	$1.70	$1.31	$1.15	$1.15	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.35	$2.24	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07	$1.00	—
Accumulation unit value at end of period	$2.89	$2.35	$2.24	$2.37	$2.30	$1.58	$1.33	$1.33	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.72	$1.63	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79	$1.13
Accumulation unit value at end of period	$1.95	$1.72	$1.63	$1.62	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	17	20	22	24	30	51	55	74	235	277
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.71	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10
Accumulation unit value at end of period	$2.10	$1.71	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	45	51	63	67	83	116	126	203	307	325
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.46	$2.19	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08	$1.83
Accumulation unit value at end of period	$2.79	$2.46	$2.19	$2.28	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	37	43	53	55	70	87	130	223	356	367
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04	$1.00	—
Accumulation unit value at end of period	$1.48	$1.02	$0.98	$1.09	$1.12	$1.16	$0.97	$1.24	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	12	5	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.15
Accumulation unit value at end of period	$1.07	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	352	369	137	161	210	269	341	576	492	720
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.62	$1.46	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.70	$1.62	$1.46	$1.49	$1.46	$1.39	$1.21	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

6	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.57	$1.43	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.66	$1.57	$1.43	$1.46	$1.42	$1.37	$1.20	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	15	22	23	24	37	15	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.59	$1.54	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12	$1.21
Accumulation unit value at end of period	$1.63	$1.59	$1.54	$1.55	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	134	136	165	203	245	268	317	645	713	743
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.97	$1.96	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70	$1.27
Accumulation unit value at end of period	$2.49	$1.97	$1.96	$1.82	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	6	6	6	7	24
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04
Accumulation unit value at end of period	$2.05	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	147	153	176	183	228	258	291	404	521	683
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.41	$2.39	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89	$1.62
Accumulation unit value at end of period	$2.94	$2.41	$2.39	$2.29	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.18	$1.93	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05	$1.00	—
Accumulation unit value at end of period	$2.45	$2.18	$1.93	$2.05	$1.85	$1.36	$1.16	$1.28	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.55	$1.23	$1.32	$1.27	$1.41	$1.16	$1.00	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$2.74	$2.43	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90	$1.48
Accumulation unit value at end of period	$3.05	$2.74	$2.43	$2.54	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	12
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$2.25	$1.71	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06	$1.00	—
Accumulation unit value at end of period	$2.54	$2.25	$1.71	$1.85	$1.81	$1.36	$1.24	$1.33	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	30	14	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22	$1.26
Accumulation unit value at end of period	$1.38	$1.35	$1.33	$1.33	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	70	68	74	85	132	158	313	373	561
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03	$1.00	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.73	$0.88	$1.00	$1.03	$1.19	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.10	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	45	46	56	56	54	46	17	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03	$1.00	—
Accumulation unit value at end of period	$2.15	$1.80	$1.66	$1.67	$1.51	$1.19	$1.08	$1.13	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	9	9	48	20	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.44	$2.04	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07	$1.00	—
Accumulation unit value at end of period	$2.79	$2.44	$2.04	$2.06	$1.86	$1.38	$1.19	$1.29	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$1.49	$1.19	$1.27	$1.27	$1.32	$1.14	$0.93	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	7

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02	$1.00	—
Accumulation unit value at end of period	$1.21	$0.96	$0.98	$1.02	$1.14	$0.94	$0.84	$1.05	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (11/30/2009)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$1.32	$1.29	$1.20	$1.22	$1.23	$1.19	$1.12	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	18	20	21	21	19	6	—
Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.46	$2.30	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93	$1.64
Accumulation unit value at end of period	$2.96	$2.46	$2.30	$2.31	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	20	29	31	34	80	115	127	126	184	341
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.74	$2.57	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05	$1.85
Accumulation unit value at end of period	$3.30	$2.74	$2.57	$2.58	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	152	228	235	267	279	363	447	873	1,505	1,719
Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.96	$1.97	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72	$1.38
Accumulation unit value at end of period	$2.62	$1.96	$1.97	$1.86	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	14	15	22	26	29	37	37	48	79	113
Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.79	$1.58	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85	$1.14
Accumulation unit value at end of period	$1.90	$1.79	$1.58	$1.66	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	26	29	37	42	54	61	68	80	148	259
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.21	$1.17	$1.19	$1.14	$1.17	$1.12	$1.06	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	28	9	—
Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$4.24	$3.82	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56	$2.61
Accumulation unit value at end of period	$5.07	$4.24	$3.82	$3.92	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	5	6	12	12	20	25	44	71	129	238
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$3.42	$3.09	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27	$2.13
Accumulation unit value at end of period	$4.08	$3.42	$3.09	$3.17	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	76	105	133	156	170	183	212	350	628	721
Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06	$1.90
Accumulation unit value at end of period	$2.07	$1.61	$1.72	$1.68	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	10	10	11	16	16	16	62	122	147
Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.87	$1.88	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98	$1.72
Accumulation unit value at end of period	$2.04	$1.87	$1.88	$1.89	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	23	28	31	32	39	41	44	76	95	90
Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04	$1.00	—
Accumulation unit value at end of period	$1.73	$1.59	$1.41	$1.53	$1.48	$1.31	$1.18	$1.16	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	15	15	17	18	2	—	—
Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.54	$2.21	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14	$1.84
Accumulation unit value at end of period	$2.72	$2.54	$2.21	$2.35	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	224	281	349	401	494	606	716	1,184	1,983	2,405
Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.95	$2.29	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02	$1.54
Accumulation unit value at end of period	$3.23	$2.95	$2.29	$2.49	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	40	43	40	55	56	74	88	114	219	285
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.50	$1.46	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56	$0.98
Accumulation unit value at end of period	$1.81	$1.50	$1.46	$1.51	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	24	36	39	45	80	98	124	284	441	623
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.12	$1.89	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05	$1.00	—
Accumulation unit value at end of period	$2.33	$2.12	$1.89	$2.10	$1.86	$1.42	$1.21	$1.30	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	11	5	—

8	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.26	$2.06	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$2.78	$2.26	$2.06	$2.08	$1.81	$1.33	$1.17	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	6	6	17	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.79	$2.41	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08	$1.69
Accumulation unit value at end of period	$3.25	$2.79	$2.41	$2.59	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	16	19	27	29	77	120	113
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80	$1.16
Accumulation unit value at end of period	$1.93	$1.72	$1.58	$1.69	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	24	36	39	52	33	39	86
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16
Accumulation unit value at end of period	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	9	30
Invesco V.I. Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.94	$2.22	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04	$1.00	—
Accumulation unit value at end of period	$2.23	$1.94	$2.22	$2.18	$1.85	$1.33	$1.12	$1.09	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	6	8	10	2	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.85	$2.41	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17	$1.74
Accumulation unit value at end of period	$3.22	$2.85	$2.41	$2.52	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	10	12	12	13	216	263	304
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03	$1.00	—
Accumulation unit value at end of period	$1.61	$1.33	$1.35	$1.40	$1.41	$1.20	$1.05	$1.14	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	8	36	15	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	14	16	15	23	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61	$1.29
Accumulation unit value at end of period	$1.76	$1.52	$1.30	$1.47	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	92	123	145	165	207	240	297	468	748	743
Janus Henderson Research Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04	$1.00	—
Accumulation unit value at end of period	$2.41	$1.90	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	8	39	17	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.93	$1.79	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63	$1.05
Accumulation unit value at end of period	$2.41	$1.93	$1.79	$1.85	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	10	21	28	31	32	35	54	137	197	204
MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.17	$2.01	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16	$1.51
Accumulation unit value at end of period	$2.40	$2.17	$2.01	$2.04	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	166	265	287	342	507	584	662	1,080	1,849	2,581
MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$3.78	$3.43	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76	$2.85
Accumulation unit value at end of period	$4.29	$3.78	$3.43	$4.07	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	13	14	17	18	23	33	60

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	9

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.63	$1.60	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.63	$1.60	$1.63	$1.45	$1.43	$1.11	$1.25	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	13	16	17	20	7	3	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.54	$1.71	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03	$1.00	—
Accumulation unit value at end of period	$2.11	$1.54	$1.71	$1.83	$1.82	$1.34	$1.24	$1.35	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.86	$3.65	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41	$2.30
Accumulation unit value at end of period	$3.94	$3.86	$3.65	$3.61	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	6	7	3	3	4	4	4
Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.82	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72	$1.34
Accumulation unit value at end of period	$2.20	$1.76	$1.82	$1.78	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	27	30	34	56	59	53	64	217	274	315
Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.30	$2.32	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04	$1.76
Accumulation unit value at end of period	$3.10	$2.30	$2.32	$2.27	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	19	24	26	38	41	44	57	110	210	287
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28	$1.51
Accumulation unit value at end of period	$2.03	$1.93	$1.83	$1.90	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	118	196	213	247	291	334	365	704	1,221	1,572
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$3.07	$2.63	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99	$1.61
Accumulation unit value at end of period	$3.46	$3.07	$2.63	$2.83	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	29	43	46	51	68	68	76	117	205	221
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99	$1.00	—
Accumulation unit value at end of period	$1.42	$1.26	$1.13	$1.26	$1.26	$1.28	$1.12	$1.11	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	24	12	—
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.78	$3.17	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12	$1.36
Accumulation unit value at end of period	$3.18	$2.78	$3.17	$2.97	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	8	8
Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.46	$1.51	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97	$1.76
Accumulation unit value at end of period	$1.83	$1.46	$1.51	$1.52	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	48	53	62	67	80	105	117	210	300	325
Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.98	$1.06	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63	$1.11
Accumulation unit value at end of period	$1.30	$0.98	$1.06	$1.05	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	16	41
Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.04	$1.87	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74	$1.22
Accumulation unit value at end of period	$2.49	$2.04	$1.87	$1.92	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	3	3	3	3	3
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	15	15	15	21	—	—
Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.14	$1.84	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40	$2.99
Accumulation unit value at end of period	$2.98	$2.14	$1.84	$2.32	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	22
Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93	$1.57
Accumulation unit value at end of period	$1.70	$1.47	$1.39	$1.50	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	30	39	47	72	83	110	170	251	583	835

10	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01	$1.00	—
Accumulation unit value at end of period	$1.26	$1.25	$1.22	$1.29	$1.28	$1.27	$1.12	$1.14	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	17	16	17	17	20	21	22	28	9	—
Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.51	$1.39	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02	$1.00	—
Accumulation unit value at end of period	$1.77	$1.51	$1.39	$1.50	$1.56	$1.20	$1.00	$1.09	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,098	8,425	9,824	10,001	10,780	10,783	12,384	13,419	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,908	9,907	11,040	11,223	13,472	14,276	15,343	15,181	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,773	2,140	2,489	2,838	2,795	5,340	5,679	5,530	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,388	3,035	2,086	2,230	2,460	5,795	5,420	2,526	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,153	1,806	1,422	268	139	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,929	2,357	1,835	1,848	1,103	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,096	17,840	19,476	18,459	5,412	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,537	14,245	14,868	16,033	4,884	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56,898	57,235	56,750	57,106	59,562	58,269	57,387	56,613	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,242	44,584	45,547	46,870	53,663	55,694	56,777	57,303	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,302	19,789	23,517	27,918	34,568	37,012	40,955	40,503	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,200	28,755	31,840	33,799	37,933	36,928	40,197	41,590	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	11

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,983	6,463	7,003	8,845	11,466	16,343	15,369	12,869	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,286	8,017	8,602	9,540	12,505	16,620	15,201	16,063	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.71	$2.18	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02	$1.50
Accumulation unit value at end of period	$2.87	$2.71	$2.18	$2.43	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	18	22	23	27	33	35	45	62	68
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,443	660	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314	61	—	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.43	$1.47	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03	$1.00	—
Accumulation unit value at end of period	$1.89	$1.43	$1.47	$1.48	$1.57	$1.29	$1.07	$1.27	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	15	5	—
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$2.27	$2.02	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08	$1.00	—
Accumulation unit value at end of period	$2.69	$2.27	$2.02	$2.05	$1.98	$1.49	$1.26	$1.32	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	10	5	—
Wells Fargo VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.69	$1.66	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14	$1.97
Accumulation unit value at end of period	$2.10	$1.69	$1.66	$1.64	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	7	13	14	18	20	31	105
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.90	$1.86	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30	$2.25
Accumulation unit value at end of period	$2.34	$1.90	$1.86	$1.84	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	47	54	63	72	96	122	140	192	237	227
Wells Fargo VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.76	$1.76	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65	$0.90
Accumulation unit value at end of period	$2.35	$1.76	$1.76	$1.75	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	12	27	28	48	71	95	149
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$3.21	$3.23	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20	$1.68
Accumulation unit value at end of period	$4.28	$3.21	$3.23	$3.22	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	154	161	174	191	204	227	241	292	314	348
Wells Fargo VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.83	$1.65	$1.71	$1.56	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.19	$1.83	$1.65	$1.71	$1.56	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	8	11	14	18	22	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	178	240	277	356	442	504	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.91	$1.79	$1.86	$1.92	$1.29	$1.21	$1.28	$1.00	—	—
Accumulation unit value at end of period	$2.38	$1.91	$1.79	$1.86	$1.92	$1.29	$1.21	$1.28	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	26	29	32	39	50	51	65	—	—

12	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.72	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16
Accumulation unit value at end of period	$1.54	$1.14	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	4	10	10	10	—
AB VPS Growth and Income Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$1.73	$1.58	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67	$1.15
Accumulation unit value at end of period	$2.03	$1.73	$1.58	$1.57	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	17	17	49	53	55	61	64	71	36	20
AB VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.75	$0.76	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54	$1.17
Accumulation unit value at end of period	$0.93	$0.75	$0.76	$0.75	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	47	63	83	109	137	178	190	193	14,182	15,838
American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10
Accumulation unit value at end of period	$1.36	$1.32	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	23	130	—	—	—
American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69	$1.26
Accumulation unit value at end of period	$1.44	$1.11	$1.19	$1.20	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$2.01	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.22	$2.01	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	—	—	—	—	—
American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67	$1.15
Accumulation unit value at end of period	$2.38	$1.82	$1.77	$1.68	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	9	9	9	8	8	11	11
American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.87	$1.57	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76	$1.05
Accumulation unit value at end of period	$2.01	$1.87	$1.57	$1.65	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	2	2	6	6	7	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03
Accumulation unit value at end of period	$2.30	$1.87	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	7	4	4	9	20	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63	$1.10
Accumulation unit value at end of period	$2.08	$1.69	$1.59	$1.59	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	—	15	15	15	30	30	30	30	28	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67	$1.14
Accumulation unit value at end of period	$1.73	$1.53	$1.36	$1.41	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	34	44	88	117	189	237	271	304	38,327	27,148
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71	$1.55
Accumulation unit value at end of period	$1.72	$1.18	$1.14	$1.27	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	14	19	73	83	99	105	118	124	6,961	8,276
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07	$1.06
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	95	182	211	185	213	227	204	344	6,729	1,399
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79	$1.07
Accumulation unit value at end of period	$1.99	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	5	5	6	7	477	490
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.07
Accumulation unit value at end of period	$1.94	$1.85	$1.68	$1.72	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	24	33	72	89	129	135	154	173	20,105	10,342

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	13

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09
Accumulation unit value at end of period	$1.45	$1.42	$1.37	$1.38	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	74	81	135	184	286	313	341	374	36,842	27,863
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59	$1.08
Accumulation unit value at end of period	$2.11	$1.66	$1.66	$1.54	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	—	—	—	—	9	24	1,417
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70	$1.13
Accumulation unit value at end of period	$2.21	$1.84	$1.67	$1.67	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	35	42	94	94	167	176	197	186	195	7
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.60	$1.58	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59	$1.08
Accumulation unit value at end of period	$1.94	$1.60	$1.58	$1.51	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	5	7	7	7	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.19
Accumulation unit value at end of period	$1.34	$1.06	$1.14	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	31	31	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.56	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65	$1.08
Accumulation unit value at end of period	$2.21	$1.85	$1.56	$1.66	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.41	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71	$1.00
Accumulation unit value at end of period	$2.09	$1.85	$1.41	$1.52	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	23	32	66	90	133	165	189	199	24,798	13,624
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07
Accumulation unit value at end of period	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	19	77	102	137	152	158	160	4,815	1,449
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.50	$0.45	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10
Accumulation unit value at end of period	$0.50	$0.50	$0.45	$0.60	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	22	22	22	18	4	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10
Accumulation unit value at end of period	$1.44	$1.42	$1.32	$1.36	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	45	50	117	153	219	218	238	269	27,402	11,339
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	124	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.63	$1.37	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	31	42	86	128	191	229	258	295	36,770	16,104
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$2.13	$1.79	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69	$1.10
Accumulation unit value at end of period	$2.44	$2.13	$1.79	$1.80	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	2	2	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.63	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58	$0.99
Accumulation unit value at end of period	$2.11	$1.85	$1.63	$1.69	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.99	$1.93	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64	$1.11
Accumulation unit value at end of period	$2.81	$1.99	$1.93	$1.84	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

14	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82	$1.18
Accumulation unit value at end of period	$2.18	$1.73	$1.63	$1.69	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10
Accumulation unit value at end of period	$1.12	$0.89	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	4	4	8	13	14	3
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.84	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68	$1.10
Accumulation unit value at end of period	$1.04	$0.82	$0.84	$0.88	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	8	5	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99
Accumulation unit value at end of period	$1.31	$1.28	$1.18	$1.21	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	24	26	49	68	99	103	114	121	13,404	8,170
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.76	$1.66	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68	$1.20
Accumulation unit value at end of period	$2.12	$1.76	$1.66	$1.67	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	58	76	97	111	165	192	204	243	7,928	17,964
Fidelity® VIP Growth Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.79	$1.80	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66	$1.27
Accumulation unit value at end of period	$2.38	$1.79	$1.80	$1.70	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	4	5	5	5	2
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02	$1.07
Accumulation unit value at end of period	$1.46	$1.42	$1.37	$1.40	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	30	33	74	92	163	207	222	238	16,651	11,995
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68	$1.13
Accumulation unit value at end of period	$2.16	$1.81	$1.63	$1.68	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	31	33	52	73	85	97	103	135	9,053	11,273
Fidelity® VIP Overseas Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68	$1.22
Accumulation unit value at end of period	$1.33	$1.03	$1.10	$1.07	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	9	13	19	26	30	906	1,281
Franklin Global Real Estate VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51	$0.90
Accumulation unit value at end of period	$1.06	$0.97	$0.98	$0.98	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	3	233	364
Franklin Income VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79	$1.14
Accumulation unit value at end of period	$1.77	$1.63	$1.44	$1.57	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	48	54	147	202	288	272	276	240	181	120
Franklin Mutual Shares VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.54	$1.34	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70	$1.12
Accumulation unit value at end of period	$1.65	$1.54	$1.34	$1.42	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	16	36	38	39	63	66	66
Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.58	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75	$1.03
Accumulation unit value at end of period	$2.17	$1.82	$1.58	$1.66	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	3	27	27	27
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.66	$1.61	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62	$1.09
Accumulation unit value at end of period	$2.00	$1.66	$1.61	$1.68	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	3	3	3	3
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.61	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69	$1.10
Accumulation unit value at end of period	$1.99	$1.81	$1.61	$1.79	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	30	35	57	68	93	110	117	110	7,647	7,744
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94
Accumulation unit value at end of period	$1.91	$1.56	$1.42	$1.43	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	6	21	24	31	15	16	3

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	15

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	17	18	33	34	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67	$1.06
Accumulation unit value at end of period	$2.02	$1.73	$1.50	$1.61	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	13	16	36	85	108	82	107	126	11,689	12,787
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03
Accumulation unit value at end of period	$1.95	$1.70	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	5	8	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05
Accumulation unit value at end of period	$1.29	$1.06	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	28	40	74	98	153	176	198	214	27,658	9,069
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80	$1.13
Accumulation unit value at end of period	$1.84	$1.62	$1.45	$1.53	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51	$1.06
Accumulation unit value at end of period	$1.45	$1.25	$1.07	$1.21	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	65	74	106	130	185	215	240	267	29,424	20,536
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61	$1.02
Accumulation unit value at end of period	$2.33	$1.86	$1.73	$1.79	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	4	4	5	5	2
MFS® Total Return Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.57	$1.46	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85	$1.10
Accumulation unit value at end of period	$1.74	$1.57	$1.46	$1.48	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	4	6	8	8	10	11	11	15	32	—
MFS® Utilities Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$2.04	$1.85	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95	$1.54
Accumulation unit value at end of period	$2.31	$2.04	$1.85	$2.19	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	6	6	10	10	10	14	15	15	15	10
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85
Accumulation unit value at end of period	$1.12	$1.03	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	5	6	14	24	33	42	48	53	6,317	7,158
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.37	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13
Accumulation unit value at end of period	$1.88	$1.37	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	6	5	28	31	32	30	30	31	30	12
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01
Accumulation unit value at end of period	$1.68	$1.65	$1.57	$1.55	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	42	42	59	64	66	66	69	72	75	75
Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.50	$1.56	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62	$1.15
Accumulation unit value at end of period	$1.88	$1.50	$1.56	$1.52	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	6	13	32	34	37	48	49	49	49	30

16	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66	$1.12
Accumulation unit value at end of period	$1.96	$1.45	$1.47	$1.43	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	16	16	18	34	41	38	39	33	36	22
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96	$1.13
Accumulation unit value at end of period	$1.51	$1.44	$1.37	$1.42	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	43	50	94	124	202	227	249	266	27,967	18,542
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.59	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60	$0.98
Accumulation unit value at end of period	$2.08	$1.85	$1.59	$1.71	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	11	13	14	24	25	24
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04
Accumulation unit value at end of period	$1.47	$1.31	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	36	42	80	93	127	138	154	174	15,157	17,312
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.06	$2.35	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83	$1.01
Accumulation unit value at end of period	$2.35	$2.06	$2.35	$2.20	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65	$1.17
Accumulation unit value at end of period	$1.21	$0.97	$1.00	$1.01	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.62	$1.29	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54	$0.90
Accumulation unit value at end of period	$1.73	$1.62	$1.29	$1.36	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.96	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.50	$1.96	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.72	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21	$1.15
Accumulation unit value at end of period	$1.77	$1.75	$1.72	$1.82	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	49	93	120	157	220	231	238	14,147	11,041
Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64	$1.12
Accumulation unit value at end of period	$1.43	$1.22	$1.12	$1.21	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	31	38	66	67	74	94	100	139	160	105
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	57	58	59	59	340	472	509	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,462	8,133	11,424	15,297	25,028	28,949	31,406	35,636	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	452	792	849	1,527	1,583	884	947	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,312	12,356	15,363	19,473	24,004	30,872	28,351	22,295	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,658	1,677	1,492	68	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,067	4,709	5,566	5,135	1,171	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	17

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,037	10,042	12,231	11,659	2,842	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,243	27,766	30,093	29,454	6,435	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,894	7,245	7,502	7,888	6,988	6,817	6,568	7,272	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88,036	107,998	130,819	156,982	199,424	217,020	229,158	241,303	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	402	677	863	3,154	3,588	4,069	3,301	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,315	26,477	37,535	54,301	81,752	98,277	113,447	126,812	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,691	1,780	1,795	1,649	2,093	2,521	2,064	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,245	13,950	16,408	22,300	29,397	32,837	33,464	37,757	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.43	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67	$0.99
Accumulation unit value at end of period	$1.89	$1.78	$1.43	$1.60	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	4	4	5	733	845
Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68	$1.26
Accumulation unit value at end of period	$1.84	$1.40	$1.43	$1.45	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	14	18	44	65	86	97	106	119	8,978	10,601
Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.85	$1.64	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62	$1.05
Accumulation unit value at end of period	$2.18	$1.85	$1.64	$1.67	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	7	8	15	24	44	57	67	70	7,396	5,499
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.80	$1.69	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81	$1.15
Accumulation unit value at end of period	$2.00	$1.80	$1.69	$1.69	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.30	$1.39	$1.17	$1.04	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.34	$1.31	$1.30	$1.39	$1.17	$1.04	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$2.00	$2.01	$2.00	$1.95	$1.41	$1.18	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.66	$2.00	$2.01	$2.00	$1.95	$1.41	$1.18	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	5	5	6	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.15	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66	$1.14
Accumulation unit value at end of period	$2.33	$1.87	$1.76	$1.83	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

18	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.71	$1.50	$1.45	$1.45	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	64	65	84	147	170	180	188	370	588	659
AB VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.56	$0.57	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29	$0.57
Accumulation unit value at end of period	$0.75	$0.56	$0.57	$0.56	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	154	208	260	306	414	454	606	779	999	1,400
AB VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78	$1.32
Accumulation unit value at end of period	$2.33	$1.99	$1.81	$1.80	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	583	769	873	1,002	1,228	1,463	1,904	2,862	3,667	5,177
AB VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44	$0.73
Accumulation unit value at end of period	$1.56	$1.20	$1.18	$1.08	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	284	316	462	599	853	905	1,028	1,455	1,912	2,411
Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13
Accumulation unit value at end of period	$1.92	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	155	166	173	188	203	296	312	378	416	454
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10
Accumulation unit value at end of period	$2.08	$1.69	$1.58	$1.59	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	326	392	467	592	799	902	1,228	1,588	2,035	2,225
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.43	$2.16	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07	$1.82
Accumulation unit value at end of period	$2.74	$2.43	$2.16	$2.25	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	220	259	306	361	519	600	751	998	1,300	1,449
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10	$1.09
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,832	2,482	1,365	1,643	1,910	2,447	3,238	4,813	3,442	4,841
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12	$1.21
Accumulation unit value at end of period	$1.61	$1.57	$1.52	$1.53	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	633	731	816	928	1,108	1,301	1,688	2,329	2,714	3,120
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.94	$1.94	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69	$1.26
Accumulation unit value at end of period	$2.45	$1.94	$1.94	$1.80	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	18	21	24	26	26	25	25	29	29	35
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03
Accumulation unit value at end of period	$2.01	$1.68	$1.52	$1.52	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	617	704	811	898	1,068	1,365	1,738	2,258	2,624	3,672
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.38	$2.36	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88	$1.61
Accumulation unit value at end of period	$2.89	$2.38	$2.36	$2.26	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	13	21	23	25	27	24	26	48	27	24
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$2.69	$2.39	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89	$1.46
Accumulation unit value at end of period	$2.99	$2.69	$2.39	$2.50	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	8	38	32	32	33	41	41	92	135	206
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20	$1.24
Accumulation unit value at end of period	$1.35	$1.32	$1.30	$1.30	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	757	878	1,071	1,265	1,579	1,708	2,195	2,509	2,625	3,146
Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.42	$2.26	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92	$1.62
Accumulation unit value at end of period	$2.91	$2.42	$2.26	$2.28	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	318	405	494	561	658	773	993	1,652	2,193	3,432
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.70	$2.53	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04	$1.84
Accumulation unit value at end of period	$3.25	$2.70	$2.53	$2.55	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,022	1,201	1,374	1,671	2,119	2,726	3,725	5,191	6,602	7,562

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	19

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.93	$1.94	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72	$1.38
Accumulation unit value at end of period	$2.58	$1.93	$1.94	$1.84	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	185	206	211	254	373	545	600	764	935	1,016
Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84	$1.13
Accumulation unit value at end of period	$1.86	$1.76	$1.56	$1.63	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	102	113	129	137	178	244	295	460	745	831
Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$4.17	$3.76	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55	$2.59
Accumulation unit value at end of period	$4.98	$4.17	$3.76	$3.86	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	273	325	378	433	488	571	736	1,118	1,551	2,104
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$3.37	$3.05	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26	$2.12
Accumulation unit value at end of period	$4.02	$3.37	$3.05	$3.13	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	605	668	759	881	1,112	1,424	1,953	2,535	3,379	3,943
Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05	$1.89
Accumulation unit value at end of period	$2.04	$1.59	$1.70	$1.66	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	31	34	37	39	124	151	150	248	309	308
Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.84	$1.85	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98	$1.71
Accumulation unit value at end of period	$2.01	$1.84	$1.85	$1.86	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	68	91	98	118	120	131	152	168	208	234
Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.50	$2.17	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13	$1.82
Accumulation unit value at end of period	$2.68	$2.50	$2.17	$2.31	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,423	1,731	1,955	2,358	2,923	3,582	4,846	6,741	8,896	10,910
Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.91	$2.26	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02	$1.54
Accumulation unit value at end of period	$3.18	$2.91	$2.26	$2.46	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	253	271	310	331	404	473	606	743	928	1,145
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55	$0.97
Accumulation unit value at end of period	$1.77	$1.48	$1.43	$1.49	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	579	660	769	911	1,106	1,305	1,660	2,096	2,932	3,698
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	136	165	204	236	254	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	23	26	33	35	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.75	$2.38	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07	$1.68
Accumulation unit value at end of period	$3.20	$2.75	$2.38	$2.56	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	107	113	160	214	260	409	529	653	954	1,172
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.70	$1.56	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80	$1.16
Accumulation unit value at end of period	$1.91	$1.70	$1.56	$1.68	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	112	124	174	211	270	333	417	537	730	1,057
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15
Accumulation unit value at end of period	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	10	12	13	48	90	108	144
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.81	$2.38	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16	$1.73
Accumulation unit value at end of period	$3.17	$2.81	$2.38	$2.49	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	69	126	133	136	140	244	286	440	613	674
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	107	121	200	203	336	—	—	—	—

20	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61	$1.28
Accumulation unit value at end of period	$1.73	$1.50	$1.28	$1.45	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	713	788	908	1,128	1,442	1,721	1,932	2,460	3,076	3,472
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	412	585	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.89	$1.76	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62	$1.04
Accumulation unit value at end of period	$2.37	$1.89	$1.76	$1.82	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	200	253	271	295	395	505	540	825	1,177	1,312
MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.13	$1.98	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15	$1.50
Accumulation unit value at end of period	$2.36	$2.13	$1.98	$2.01	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,572	1,757	2,094	2,693	3,341	4,447	6,417	8,551	10,711
MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$3.73	$3.39	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74	$2.84
Accumulation unit value at end of period	$4.22	$3.73	$3.39	$4.02	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	69	81	94	98	134	145	181	258	350	449
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.80	$3.60	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40	$2.29
Accumulation unit value at end of period	$3.88	$3.80	$3.60	$3.56	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	23	26	36	41	82	119	189
Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.73	$1.80	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71	$1.33
Accumulation unit value at end of period	$2.17	$1.73	$1.80	$1.76	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	278	322	344	443	538	675	911	1,388	1,770	1,938
Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.26	$2.29	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03	$1.75
Accumulation unit value at end of period	$3.05	$2.26	$2.29	$2.24	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	136	150	157	213	258	455	545	817	1,027	1,089
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27	$1.50
Accumulation unit value at end of period	$1.99	$1.90	$1.81	$1.88	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	617	684	729	882	996	1,284	1,433	2,306	3,128	3,471
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$3.02	$2.60	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98	$1.60
Accumulation unit value at end of period	$3.40	$3.02	$2.60	$2.79	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	189	201	223	297	362	514	653	790	946	1,084
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	594	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.74	$3.13	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11	$1.35
Accumulation unit value at end of period	$3.13	$2.74	$3.13	$2.93	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	57	59	63	74	89	98	116	149	173	224
Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.44	$1.49	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97	$1.75
Accumulation unit value at end of period	$1.80	$1.44	$1.49	$1.50	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	277	308	384	456	543	780	952	1,227	1,575	1,696
Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63	$1.10
Accumulation unit value at end of period	$1.28	$0.96	$1.04	$1.04	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	30	37	64	86	100	115	126	227	352	389
Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.01	$1.85	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74	$1.21
Accumulation unit value at end of period	$2.45	$2.01	$1.85	$1.90	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	6	23	35	36	36	59	63	66	97	134
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.95	$1.83	$1.86	$1.65	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.49	$1.95	$1.83	$1.86	$1.65	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	108	115	148	177	215	237	336	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	21

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.11	$1.82	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39	$2.98
Accumulation unit value at end of period	$2.93	$2.11	$1.82	$2.29	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	18	18	42	53	54	57	79	118	186	169
Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92	$1.56
Accumulation unit value at end of period	$1.67	$1.45	$1.37	$1.48	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	606	802	914	1,017	1,268	1,456	1,972	2,814	3,584	4,519
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.67	$2.15	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01	$1.49
Accumulation unit value at end of period	$2.83	$2.67	$2.15	$2.40	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	63	68	77	119	137	178	210	323	421	460
Wells Fargo VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.67	$1.64	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13	$1.96
Accumulation unit value at end of period	$2.07	$1.67	$1.64	$1.62	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	21	23	34	53	63	68	179	313	469	573
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.87	$1.83	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29	$2.24
Accumulation unit value at end of period	$2.30	$1.87	$1.83	$1.82	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	271	336	394	486	583	701	880	1,216	1,613	1,763
Wells Fargo VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.73	$1.74	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64	$0.89
Accumulation unit value at end of period	$2.31	$1.73	$1.74	$1.73	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	84	88	91	100	139	147	248	440	625	874
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$3.16	$3.18	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20	$1.67
Accumulation unit value at end of period	$4.21	$3.16	$3.18	$3.18	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	239	293	371	428	513	624	839	1,080	1,372	1,592
Wells Fargo VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.82	$1.64	$1.70	$1.56	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.18	$1.82	$1.64	$1.70	$1.56	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	28	31	46	66	103	149	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	473	602	801	975	1,166	1,328	1,855	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.90	$1.78	$1.86	$1.91	$1.29	$1.21	$1.28	$1.00	—	—
Accumulation unit value at end of period	$2.37	$1.90	$1.78	$1.86	$1.91	$1.29	$1.21	$1.28	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	148	169	225	282	434	600	802	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.70	$1.49	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	13	15	15	15
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16
Accumulation unit value at end of period	$1.52	$1.13	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.83	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79	$1.34
Accumulation unit value at end of period	$2.35	$2.01	$1.83	$1.82	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	4	4	4	7	81	73	7
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89	$1.93
Accumulation unit value at end of period	$1.51	$1.22	$1.24	$1.23	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	644	790	909	1,245	1,639	2,520	3,034	2,872	3,062	3,533
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12	$1.15
Accumulation unit value at end of period	$1.40	$1.37	$1.33	$1.37	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,055	1,072	1,313	1,742	2,407	2,710	3,410	4,240	4,109	3,849

22	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.69	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98	$1.80
Accumulation unit value at end of period	$2.04	$1.58	$1.69	$1.70	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.99	$1.64	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.19	$1.99	$1.64	$1.68	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23
Accumulation unit value at end of period	$2.50	$1.92	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	271	342	408	602	860	1,343	1,731	1,994	2,142	2,162
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.85	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90	$1.24
Accumulation unit value at end of period	$2.36	$2.20	$1.85	$1.95	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	20	30	40	51	61	2
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03
Accumulation unit value at end of period	$2.27	$1.85	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (04/07/2003)
Accumulation unit value at beginning of period	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16	$1.64
Accumulation unit value at end of period	$2.64	$2.31	$2.22	$2.22	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	6	6	26	69	117
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82	$1.19
Accumulation unit value at end of period	$2.01	$1.78	$1.69	$1.68	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	26	26	26	84	85
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73	$1.29
Accumulation unit value at end of period	$2.41	$1.96	$1.84	$1.84	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	291	332	380	579	843	1,217	1,775	2,312	2,486	2,481
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10	$1.87
Accumulation unit value at end of period	$2.81	$2.49	$2.22	$2.31	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	550	627	855	1,123	1,707	2,629	3,304	3,550	4,693	4,712
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57	$3.43
Accumulation unit value at end of period	$3.79	$2.61	$2.51	$2.79	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	152	206	259	320	443	542	704	659	891	1,256
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17	$1.16
Accumulation unit value at end of period	$1.06	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	651	708	282	349	417	477	734	815	827	835
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01	$1.37
Accumulation unit value at end of period	$2.53	$2.41	$2.18	$2.23	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	103	104	131	167	229	339	422	479	545	699
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (04/26/2013)
Accumulation unit value at beginning of period	$0.99	$0.90	$0.92	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.99	$0.90	$0.92	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	17	17	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97	$1.20
Accumulation unit value at end of period	$2.17	$2.07	$1.89	$1.93	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	137	146	9	38	57	75	93	131	790	664
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25	$1.35
Accumulation unit value at end of period	$1.79	$1.74	$1.69	$1.70	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	68	76	93	241	334	439	507	618	1,984	2,091
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.65	$1.65	$1.53	$1.35	$1.05	$0.88	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	108	120	129	144	162	189	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	23

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.98	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71	$1.29
Accumulation unit value at end of period	$2.50	$1.98	$1.98	$1.84	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	20	35	43	66	74	263	390
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66	$1.06
Accumulation unit value at end of period	$2.04	$1.70	$1.55	$1.55	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	130	145	148	152	154	151	177	175	202	177
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71	$1.30
Accumulation unit value at end of period	$2.31	$1.90	$1.88	$1.81	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	19	21	24	34	54	81	116	139	162	215
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00
Accumulation unit value at end of period	$1.74	$1.55	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04	$1.76
Accumulation unit value at end of period	$1.97	$1.56	$1.68	$1.62	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.88	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79	$1.32
Accumulation unit value at end of period	$2.66	$2.23	$1.88	$2.00	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4	4
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98	$1.61
Accumulation unit value at end of period	$3.27	$2.95	$2.62	$2.74	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	15	15	15	16	16
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.55	$1.94	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99	$1.39
Accumulation unit value at end of period	$2.87	$2.55	$1.94	$2.10	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	7	19	33	39	58	621	339
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (04/14/2003)
Accumulation unit value at beginning of period	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22	$2.09
Accumulation unit value at end of period	$3.82	$2.99	$2.68	$2.61	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	4	22	23
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.02	$1.01	$0.97	$1.00	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	67	69	71	79	84	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07
Accumulation unit value at end of period	$1.16	$1.14	$1.12	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63	74	153	283	335	389	494	553	839	589
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	15	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.40	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10
Accumulation unit value at end of period	$1.42	$1.40	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10	14	22	123	193	242	277	352	1,468	1,135
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	11	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.62	$1.36	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	7	9	11	15	18	28	33	65	1,254	563
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.11	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82	$1.31
Accumulation unit value at end of period	$2.88	$2.51	$2.11	$2.13	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	1

24	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.13	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77	$1.30
Accumulation unit value at end of period	$2.76	$2.43	$2.13	$2.21	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.13	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23
Accumulation unit value at end of period	$3.09	$2.20	$2.13	$2.03	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	76	103	127	185	280	421	523	582	715	862
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89	$1.29
Accumulation unit value at end of period	$2.35	$1.87	$1.76	$1.83	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	6	6	8	9	9	12
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09
Accumulation unit value at end of period	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97	$1.57
Accumulation unit value at end of period	$1.48	$1.17	$1.20	$1.25	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99
Accumulation unit value at end of period	$1.29	$1.26	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	11	12	17	23	32	46	56	72	421	393
Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83	$1.27
Accumulation unit value at end of period	$2.21	$1.93	$1.82	$1.83	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	4	4	18	41
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.25	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93	$1.64
Accumulation unit value at end of period	$2.88	$2.39	$2.25	$2.26	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	782	941	1,173	1,610	2,486	3,858	5,112	5,777	6,351	7,155
Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22
Accumulation unit value at end of period	$2.16	$1.87	$1.63	$1.69	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	47	48	49	80	82	83	86	92	135	116
Fidelity® VIP Growth Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55	$1.06
Accumulation unit value at end of period	$2.01	$1.50	$1.51	$1.43	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	25	25	61	61	120	119	113	110	103	94
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$2.00	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74	$1.42
Accumulation unit value at end of period	$2.65	$1.99	$2.00	$1.89	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05	$1.11
Accumulation unit value at end of period	$1.49	$1.45	$1.40	$1.43	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	542	551	673	990	1,286	1,587	1,888	2,223	2,984	2,975
Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09	$3.49
Accumulation unit value at end of period	$6.69	$5.60	$5.06	$5.19	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	44	45	50	69	70	70	73	90	120	132
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.85	$2.58	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07	$1.80
Accumulation unit value at end of period	$3.40	$2.85	$2.58	$2.65	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	115	136	172	236	345	561	667	687	1,113	1,311
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97	$1.75
Accumulation unit value at end of period	$1.88	$1.46	$1.56	$1.53	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	152	183	194	274	360	535	721	762	824	936
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80	$1.41
Accumulation unit value at end of period	$1.65	$1.51	$1.52	$1.53	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	5	5	6	6	22	24

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	25

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94	$1.36
Accumulation unit value at end of period	$2.08	$1.91	$1.70	$1.85	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	75	78	84	161	168	235	252	320	320	322
Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20	$1.92
Accumulation unit value at end of period	$2.81	$2.62	$2.28	$2.43	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	70	79	97	194	212	313	334	421	439	498
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.89	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90	$1.25
Accumulation unit value at end of period	$2.59	$2.17	$1.89	$1.99	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	14	16	15	20
Franklin Small Cap Value VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65	$2.50
Accumulation unit value at end of period	$5.14	$4.70	$3.65	$3.99	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74	$1.31
Accumulation unit value at end of period	$2.37	$1.97	$1.91	$1.99	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	47	60	62	91	102	105	126	137	178	256
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.28	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98	$1.57
Accumulation unit value at end of period	$2.81	$2.56	$2.28	$2.54	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	257	282	361	466	720	1,152	1,512	1,698	2,218	2,351
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94
Accumulation unit value at end of period	$1.89	$1.54	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	31	33	62	64	70	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	10	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.82	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82	$1.29
Accumulation unit value at end of period	$2.44	$2.10	$1.82	$1.96	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	1,028	1,200	1,539	1,996	2,966	4,732	6,409	7,214	7,754	8,226
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16
Accumulation unit value at end of period	$1.90	$1.69	$1.55	$1.67	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	51	61	68	68	71	71	75	108	149	170
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.69	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03
Accumulation unit value at end of period	$1.93	$1.69	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04
Accumulation unit value at end of period	$1.27	$1.05	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	12	13	18	20	40	883	322
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96	$1.36
Accumulation unit value at end of period	$2.19	$1.93	$1.73	$1.83	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	34	37	45	61	75	99	146	163	176	186
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26
Accumulation unit value at end of period	$1.69	$1.46	$1.25	$1.42	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	136	156	195	266	341	457	731	827	846	945

26	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43	$0.77
Accumulation unit value at end of period	$1.75	$1.39	$1.26	$1.23	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	17	37	37	37	37	37	37	37	39	67
Janus Henderson Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30	$0.53
Accumulation unit value at end of period	$1.44	$1.01	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	32	32	32	32	46
Janus Henderson Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48	$0.80
Accumulation unit value at end of period	$1.47	$1.16	$1.17	$1.13	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	20	22	28	35	58	98	124	173	1,443	1,405
MFS® Investors Trust Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77	$1.16
Accumulation unit value at end of period	$2.23	$1.83	$1.70	$1.72	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72	$1.08
Accumulation unit value at end of period	$2.04	$1.68	$1.57	$1.58	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	12	13	20	53	54	54	55	70	88	71
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86	$1.44
Accumulation unit value at end of period	$3.36	$2.68	$2.49	$2.56	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	4	6	7	8	8	10	10	11	13	16
MFS® New Discovery Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57	$0.95
Accumulation unit value at end of period	$2.16	$1.73	$1.61	$1.66	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	1	5	5	12	11	18	18	28	30	34
MFS® Total Return Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20	$1.56
Accumulation unit value at end of period	$2.51	$2.26	$2.10	$2.13	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	25	26	27	27	28	29	29	33	48
MFS® Total Return Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09	$1.42
Accumulation unit value at end of period	$2.23	$2.02	$1.87	$1.91	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	48	49	57	95	95	100	112	135	249	311
MFS® Utilities Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39	$2.26
Accumulation unit value at end of period	$3.43	$3.02	$2.74	$3.24	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	13	15	15	15	15	24	25	25	28	31
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14	$1.85
Accumulation unit value at end of period	$2.74	$2.42	$2.20	$2.61	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	12	12	20	20	20	34	36	67	81
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.11	$1.02	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	11	14	20	28	253	353
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.36	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13
Accumulation unit value at end of period	$1.86	$1.36	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.88	$2.73	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09	$1.77
Accumulation unit value at end of period	$2.93	$2.88	$2.73	$2.71	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15	16	17	28	51	62	102	122	193	206
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.78	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71	$1.32
Accumulation unit value at end of period	$2.15	$1.72	$1.78	$1.74	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	331	390	461	631	940	1,413	1,842	2,133	2,047	2,333

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	27

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$2.07	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94	$1.59
Accumulation unit value at end of period	$2.75	$2.04	$2.07	$2.02	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	7	8	41	47	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06	$1.25
Accumulation unit value at end of period	$1.65	$1.58	$1.50	$1.56	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	567	596	716	954	1,258	1,583	2,078	2,412	3,300	3,158
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.26	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86	$1.40
Accumulation unit value at end of period	$2.96	$2.63	$2.26	$2.44	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	17	17	18	18	19	25	16
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04
Accumulation unit value at end of period	$1.46	$1.30	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	6	12	19	40	73	91	121	577	861
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.65	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95	$1.15
Accumulation unit value at end of period	$2.65	$2.33	$2.65	$2.49	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04	$1.39
Accumulation unit value at end of period	$2.03	$1.95	$1.93	$1.98	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	9	17	17	17	18	19	19	20	22
Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89	$1.61
Accumulation unit value at end of period	$1.65	$1.32	$1.36	$1.38	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	25	44	46	52	53	56	55	56	59	69
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.78	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75	$1.26
Accumulation unit value at end of period	$2.40	$2.25	$1.78	$1.88	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	9	11	11	12	14
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	29	41	42	43	79	78	91	—	—
Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98	$1.66
Accumulation unit value at end of period	$1.77	$1.54	$1.45	$1.57	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	17	18	22	30	34	38	38	39	67	117
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.03	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43	$1.36
Accumulation unit value at end of period	$2.08	$2.06	$2.03	$2.14	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	281	298	344	487	672	828	1,103	1,323	1,888	1,892
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84	$1.48
Accumulation unit value at end of period	$1.86	$1.59	$1.46	$1.58	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	19	19	89	101	103	104	109
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	145	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.55	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	274	436	470	865	1,303	1,997	3,063	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	121	216	266	306	708	353	168	—	—

28	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.20	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	56	62	69	356	471	597	614	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	37	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	289	302	347	136	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	997	1,203	962	1,202	184	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,350	2,468	2,931	2,330	354	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	32	423	436	323	101	86	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,044	1,363	1,944	2,865	4,704	6,561	8,468	8,331	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	37	41	155	147	68	568	410	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.46	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339	394	784	1,022	1,828	2,714	3,986	4,256	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.29	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	70	141	385	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	33	37	42	258	613	1,237	1,915	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.40	$1.93	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91	$1.35
Accumulation unit value at end of period	$2.54	$2.40	$1.93	$2.16	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	303	332	444	595	825	1,336	1,723	1,908	2,350	2,596
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.55	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22	$2.26
Accumulation unit value at end of period	$3.26	$2.48	$2.55	$2.58	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	175	215	250	332	418	620	811	812	1,103	1,350
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.20	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84	$1.42
Accumulation unit value at end of period	$2.93	$2.48	$2.20	$2.24	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	173	211	268	376	526	870	1,131	1,309	1,726	1,875
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.93	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93	$1.33
Accumulation unit value at end of period	$2.28	$2.05	$1.93	$1.93	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	3
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.48	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05	$1.81
Accumulation unit value at end of period	$1.85	$1.51	$1.48	$1.47	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	111	138	175	261	373	511	645	637	813	667

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	29

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.36	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89	$1.24
Accumulation unit value at end of period	$3.12	$2.34	$2.36	$2.35	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	177	230	285	405	623	1,038	1,312	1,504	1,159	1,258
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.79	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	45	54	66	83	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.48	$2.32	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88	$1.53
Accumulation unit value at end of period	$3.08	$2.48	$2.32	$2.42	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	32	39	53	72	101	173	222	267	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.70	$1.49	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	7	45	46	49	51	326	355	101	106	111
AB VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70	$1.35
Accumulation unit value at end of period	$1.78	$1.32	$1.35	$1.33	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	8	9	1	1	9	11	39	23	35	35
AB VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.18	$1.98	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86	$1.46
Accumulation unit value at end of period	$2.55	$2.18	$1.98	$1.98	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	41	46	61	99	121	131	144	150	158	182
AB VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.74	$0.75	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17
Accumulation unit value at end of period	$0.91	$0.74	$0.75	$0.74	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	76	83	107	129	308	322	389	430	8,976	11,184
AB VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.22	$2.19	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82	$1.37
Accumulation unit value at end of period	$2.89	$2.22	$2.19	$2.00	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	26	11	27	20	24	29	31	86	76	95
American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	134	—
American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.18	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69	$1.26
Accumulation unit value at end of period	$1.42	$1.10	$1.18	$1.18	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	51	51	83	83	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	22	22	6	6	6	6	6	6	—	—
American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.80	$1.74	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66	$1.15
Accumulation unit value at end of period	$2.34	$1.80	$1.74	$1.66	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	84	84	84	84	237	237	237	237	237	237
American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.84	$1.55	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76	$1.05
Accumulation unit value at end of period	$1.97	$1.84	$1.55	$1.63	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.26	$1.84	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	23	23	—	—	—	—	—	1	1	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48	$0.84
Accumulation unit value at end of period	$1.57	$1.28	$1.20	$1.20	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	448	471	428	595	658	713	880	1,242	1,472	1,713

30	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.67	$2.38	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19	$2.02
Accumulation unit value at end of period	$3.01	$2.67	$2.38	$2.48	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	200	261	417	502	579	572	713	984	14,162	11,637
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71	$1.54
Accumulation unit value at end of period	$1.69	$1.17	$1.12	$1.25	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	122	126	142	155	204	204	225	307	4,391	5,930
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,288	1,431	597	642	838	1,249	1,477	1,772	4,706	1,829
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.31	$2.10	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98	$1.32
Accumulation unit value at end of period	$2.43	$2.31	$2.10	$2.15	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	82	88	134	140	143	165	192	290	430	462
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85	$1.06
Accumulation unit value at end of period	$1.91	$1.82	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	36	40	72	88	130	129	183	251	12,398	7,173
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05	$1.13
Accumulation unit value at end of period	$1.49	$1.46	$1.41	$1.42	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	339	338	428	512	720	740	876	1,314	22,808	19,368
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.06	$2.06	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74	$1.35
Accumulation unit value at end of period	$2.60	$2.06	$2.06	$1.91	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	30	33	35	7	8	8	606
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.26	$2.05	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87	$1.40
Accumulation unit value at end of period	$2.71	$2.26	$2.05	$2.06	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	139	147	365	408	406	410	439	651	519	227
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.94	$1.93	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72	$1.33
Accumulation unit value at end of period	$2.36	$1.94	$1.93	$1.85	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	15	15	6	7	29	29	29	29	65	30
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.73	$1.54	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70	$1.19
Accumulation unit value at end of period	$1.32	$1.05	$1.13	$1.09	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	66	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.53	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65	$1.08
Accumulation unit value at end of period	$2.17	$1.82	$1.53	$1.64	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.30	$2.04	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76	$1.26
Accumulation unit value at end of period	$2.55	$2.30	$2.04	$2.14	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	33	34	18	18	18	19	32	42	45	58
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00
Accumulation unit value at end of period	$2.05	$1.82	$1.39	$1.50	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	36	45	94	111	208	231	294	346	15,475	9,855
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21	$1.25
Accumulation unit value at end of period	$1.35	$1.32	$1.30	$1.30	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	491	455	537	581	603	592	697	1,388	3,602	1,648
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.49	$0.49	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	37	37	—	—	—	—	—	93	8	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	31

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.40	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08	$1.10
Accumulation unit value at end of period	$1.42	$1.40	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	55	58	115	137	223	202	267	382	16,907	7,699
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	86	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.61	$1.35	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	37	46	92	120	186	214	312	460	22,845	11,582
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$2.10	$1.76	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69	$1.10
Accumulation unit value at end of period	$2.40	$2.10	$1.76	$1.78	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	4	4	4	5	6	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.60	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98
Accumulation unit value at end of period	$2.07	$1.82	$1.60	$1.66	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	52	52	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.96	$1.90	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64	$1.10
Accumulation unit value at end of period	$2.76	$1.96	$1.90	$1.82	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	50	50	50	50	50	50	50	50	50	50
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48	$0.74
Accumulation unit value at end of period	$1.41	$1.24	$1.14	$1.19	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	44	44	47	56	56	82	112	194	210	232
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.60	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82	$1.18
Accumulation unit value at end of period	$2.14	$1.71	$1.60	$1.67	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09
Accumulation unit value at end of period	$1.11	$0.88	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	8	3	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.83	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68	$1.09
Accumulation unit value at end of period	$1.02	$0.81	$0.83	$0.87	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	72	72	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99
Accumulation unit value at end of period	$1.29	$1.26	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	29	54	86	104	142	140	180	259	8,383	5,612
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.53	$2.38	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99	$1.74
Accumulation unit value at end of period	$3.04	$2.53	$2.38	$2.40	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	515	584	750	909	1,030	1,101	1,401	2,106	5,626	11,060
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.42	$2.39	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88	$1.52
Accumulation unit value at end of period	$2.95	$2.42	$2.39	$2.39	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	71	76	9	12	16	16	24	28	25	151
Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.00	$2.01	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75	$1.44
Accumulation unit value at end of period	$2.66	$2.00	$2.01	$1.91	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	21	45	46	47	99	104	152
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.15	$1.90	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05	$1.42
Accumulation unit value at end of period	$2.27	$2.15	$1.90	$2.00	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	8	9	10	23	25	62	74
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02	$1.07
Accumulation unit value at end of period	$1.43	$1.39	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	39	42	71	91	154	183	221	288	10,384	8,406

32	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.71	$3.35	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40	$2.35
Accumulation unit value at end of period	$4.42	$3.71	$3.35	$3.45	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	277	296	316	410	512	567	701	1,184	3,949	5,166
Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06	$1.91
Accumulation unit value at end of period	$2.04	$1.59	$1.70	$1.66	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	41	23	28	41	71	76	90	115	410	598
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.79	$2.81	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49	$2.62
Accumulation unit value at end of period	$3.05	$2.79	$2.81	$2.83	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	46	47	37	40	44	52	108	158	221	277
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.81	$2.49	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39	$2.00
Accumulation unit value at end of period	$3.04	$2.81	$2.49	$2.71	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	180	199	250	355	515	590	665	767	889	938
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.64	$2.31	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21	$1.95
Accumulation unit value at end of period	$2.83	$2.64	$2.31	$2.46	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	492	564	632	809	1,277	1,453	1,701	2,487	2,690	2,831
Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.79	$1.56	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74	$1.03
Accumulation unit value at end of period	$2.13	$1.79	$1.56	$1.64	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	23	23	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$2.85	$2.21	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01	$1.52
Accumulation unit value at end of period	$3.11	$2.85	$2.21	$2.42	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	64	68	62	72	125	149	180	256	260	317
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40	$0.71
Accumulation unit value at end of period	$1.27	$1.06	$1.03	$1.07	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	255	301	330	505	580	680	934	1,281	1,495	1,794
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.94	$4.41	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89	$3.04
Accumulation unit value at end of period	$5.43	$4.94	$4.41	$4.91	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	117	115	116	164	183	217	312	373	2,121	2,524
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64	$1.02
Accumulation unit value at end of period	$2.04	$1.67	$1.52	$1.54	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	365	381	259	232	241	268	345	373	437	674
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	128	146	162	203	242	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.30	$1.99	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90	$1.42
Accumulation unit value at end of period	$2.67	$2.30	$1.99	$2.15	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	140	147	250	261	315	339	428	664	5,951	7,282
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16
Accumulation unit value at end of period	$1.88	$1.69	$1.55	$1.66	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	293	306	319	366	430	569	736	871	999	1,471
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	7	8	8	8	8	8
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.68	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03
Accumulation unit value at end of period	$1.92	$1.68	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	8	8	8	8	8	8	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	33

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.47	$2.09	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03	$1.53
Accumulation unit value at end of period	$2.78	$2.47	$2.09	$2.19	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	32	43	66	83	87	90	99	199	243	222
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04
Accumulation unit value at end of period	$1.26	$1.04	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	45	56	110	135	187	199	275	374	17,191	6,549
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79	$1.13
Accumulation unit value at end of period	$1.81	$1.60	$1.43	$1.51	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	12	12	17	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65	$1.37
Accumulation unit value at end of period	$1.83	$1.58	$1.36	$1.54	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	162	183	222	256	320	388	444	639	837	743
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	34	45	78	101	155	175	256	362	18,312	14,597
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76	$1.15
Accumulation unit value at end of period	$2.21	$1.81	$1.69	$1.70	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	118	125	129	145	150	151	248	266	331	520
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	48	53	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.18	$2.03	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72	$1.21
Accumulation unit value at end of period	$2.73	$2.18	$2.03	$2.10	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	36	32	33	88	85	92	106	116	133	125
MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01	$1.32
Accumulation unit value at end of period	$2.06	$1.86	$1.73	$1.76	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	245	353	500	518	638	600	752	1,291	1,575	1,669
MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$2.32	$2.10	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07	$1.74
Accumulation unit value at end of period	$2.63	$2.32	$2.10	$2.49	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	177	193	255	269	276	295	324	374	451	755
MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$3.42	$3.12	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62	$2.63
Accumulation unit value at end of period	$3.87	$3.42	$3.12	$3.70	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	3	3	12	12	44	49	46	88	118	53
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.10	$1.02	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	24	27	32	39	43	45	65	154	3,968	5,104
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.35	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13
Accumulation unit value at end of period	$1.85	$1.35	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	13	13	16	17	18	19	19	19	23	4
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$3.04	$2.88	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13	$1.84
Accumulation unit value at end of period	$3.09	$3.04	$2.88	$2.85	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	15	16	15	28	28	35	30	38	42	38
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01
Accumulation unit value at end of period	$1.65	$1.63	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	103	103	103	103	103	103

34	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.78	$1.85	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74	$1.38
Accumulation unit value at end of period	$2.22	$1.78	$1.85	$1.81	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	43	46	64	70	100	115	144	266	279	288
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.25	$2.28	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04	$1.76
Accumulation unit value at end of period	$3.03	$2.25	$2.28	$2.23	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	172	183	211	207	266	274	327	424	497	695
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26	$1.49
Accumulation unit value at end of period	$1.96	$1.87	$1.78	$1.85	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	417	463	397	429	504	588	685	1,026	13,876	10,614
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.71	$2.33	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89	$1.45
Accumulation unit value at end of period	$3.05	$2.71	$2.33	$2.51	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	77	87	96	109	155	177	233	360	451	476
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04
Accumulation unit value at end of period	$1.45	$1.29	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	36	39	71	81	117	120	258	318	9,462	12,168
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.32	$2.65	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95	$1.16
Accumulation unit value at end of period	$2.65	$2.32	$2.65	$2.49	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	8	8	13	19	22	33	28	60	61	63
Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.95	$0.98	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64	$1.16
Accumulation unit value at end of period	$1.18	$0.95	$0.98	$0.99	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	628	657	681	813	921	1,022	1,321	1,666	1,959	2,382
Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77	$1.27
Accumulation unit value at end of period	$2.54	$2.09	$1.92	$1.97	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	17	18	19	21
Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.60	$1.27	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90
Accumulation unit value at end of period	$1.70	$1.60	$1.27	$1.34	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	45	45	45	45	45	45
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	177	201	221	234	295	347	424	—	—
Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.71	$1.62	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10	$1.86
Accumulation unit value at end of period	$1.98	$1.71	$1.62	$1.75	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	119	125	134	171	204	229	264	548	671	705
Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.73	$1.70	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20	$1.15
Accumulation unit value at end of period	$1.74	$1.73	$1.70	$1.80	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	156	167	200	217	295	289	417	467	8,919	7,608
Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64	$1.12
Accumulation unit value at end of period	$1.40	$1.20	$1.10	$1.20	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	60	60	79	84	398	510	503	524	575	441
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,063	3,723	4,115	4,296	5,582	4,709	5,684	5,916	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,270	11,991	15,190	18,023	24,014	26,764	29,376	30,517	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	35

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,454	5,644	5,536	4,888	5,249	7,122	6,786	5,000	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,851	8,922	10,342	12,609	17,622	26,551	25,277	25,867	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	664	741	623	993	424	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,074	6,443	6,333	5,982	1,234	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,863	16,617	17,852	16,725	3,295	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,701	24,513	27,175	25,326	7,341	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,825	72,727	77,099	79,854	82,002	84,543	87,791	82,870	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85,026	103,412	117,168	135,816	165,152	177,229	185,039	192,524	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,044	27,209	30,427	33,290	37,193	38,180	40,118	40,351	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,391	38,163	45,638	59,917	81,992	90,978	97,669	109,670	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,930	11,877	12,459	15,538	17,582	22,064	21,716	19,276	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,202	13,254	15,774	21,884	28,662	33,385	37,293	35,135	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.64	$2.13	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01	$1.49
Accumulation unit value at end of period	$2.79	$2.64	$2.13	$2.38	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	25	27	30	40	62	54	63	108	394	434
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

36	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	431	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	577	503	—	—	—	—	—	—	—	—
Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68	$1.26
Accumulation unit value at end of period	$1.81	$1.38	$1.41	$1.43	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	53	58	72	87	96	102	127	187	5,712	7,562
Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.62	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04
Accumulation unit value at end of period	$2.15	$1.82	$1.62	$1.65	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	51	52	35	45	126	132	148	165	4,706	3,952
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88	$1.25
Accumulation unit value at end of period	$2.14	$1.93	$1.82	$1.81	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	409	459	453	500	590	626	732	838	1,076	2,686
Wells Fargo VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.65	$1.61	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15	$1.99
Accumulation unit value at end of period	$2.02	$1.65	$1.61	$1.61	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	164	201	268	333	391	408	445	740	773	755
Wells Fargo VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.39	$2.41	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91	$1.27
Accumulation unit value at end of period	$3.18	$2.39	$2.41	$2.40	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	499	558	762	890	973	1,104	1,317	1,629	743	873
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.68	$1.54	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.13	$1.79	$1.61	$1.68	$1.54	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	274	366	439	517	554	644	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33	$0.58
Accumulation unit value at end of period	$1.16	$0.93	$0.87	$0.91	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33
Number of accumulation units outstanding at end of period (000 omitted)	449	459	571	618	672	728	942	1,389	1,044	1,148

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.69	$1.48	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	14	7	7	2	22	41
AB VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.54	$0.55	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29	$0.56
Accumulation unit value at end of period	$0.73	$0.54	$0.55	$0.55	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	90	102	116	120	140	248	276	331	586	610
AB VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77	$1.31
Accumulation unit value at end of period	$2.27	$1.94	$1.77	$1.76	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	243	287	305	492	541	650	826	1,010	1,822	2,393
AB VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.73	$0.75	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17
Accumulation unit value at end of period	$0.91	$0.73	$0.75	$0.74	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	10	11	23	30	39	46	61	66	4,550	5,545
AB VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43	$0.72
Accumulation unit value at end of period	$1.52	$1.17	$1.15	$1.05	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	158	183	204	252	342	461	494	553	732	1,014
American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07	$1.10
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.30	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	37

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69	$1.26
Accumulation unit value at end of period	$1.41	$1.09	$1.17	$1.18	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.97	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.17	$1.97	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	14	15	17	—	—	—	—	—	—
American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.79	$1.73	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66	$1.15
Accumulation unit value at end of period	$2.33	$1.79	$1.73	$1.65	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.83	$1.54	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76	$1.04
Accumulation unit value at end of period	$1.96	$1.83	$1.54	$1.63	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	10	11	12	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.25	$1.83	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (04/07/2003)
Accumulation unit value at beginning of period	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16	$1.63
Accumulation unit value at end of period	$2.61	$2.28	$2.19	$2.20	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	23	24	30	31	32	32	36	45	111	144
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82	$1.18
Accumulation unit value at end of period	$1.98	$1.75	$1.66	$1.66	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	54	73	75	91	92	94	84	85	114	218
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48	$0.84
Accumulation unit value at end of period	$1.55	$1.26	$1.19	$1.19	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	918	1,025	1,104	1,203	1,278	1,511	1,928	2,512	3,082	3,503
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09	$1.85
Accumulation unit value at end of period	$2.76	$2.45	$2.18	$2.27	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	102	119	134	203	447	527	653	957	8,590	7,188
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56	$3.40
Accumulation unit value at end of period	$3.72	$2.56	$2.47	$2.75	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	4	5	8	13	15	43	64	65	1,086	1,372
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.15
Accumulation unit value at end of period	$1.04	$1.05	$1.07	$1.08	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,522	1,600	551	914	1,357	1,745	2,256	2,075	3,153	2,711
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00	$1.36
Accumulation unit value at end of period	$2.49	$2.37	$2.14	$2.20	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	74	87	86	85	119	171	174	280	582	944
Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (04/26/2013)
Accumulation unit value at beginning of period	$0.98	$0.90	$0.92	$0.89	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.90	$0.92	$0.89	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	247	262	290	290	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85	$1.06
Accumulation unit value at end of period	$1.90	$1.81	$1.65	$1.69	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	9	29	14	22	28	31	45	60	6,254	3,420
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24	$1.34
Accumulation unit value at end of period	$1.76	$1.71	$1.66	$1.68	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	175	219	244	273	268	354	453	549	9,460	7,975
Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	$1.00	—	—	—
Accumulation unit value at end of period	$2.08	$1.64	$1.64	$1.52	$1.35	$1.05	$0.88	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	81	95	96	103	104	—	—	—

38	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.90	$1.90	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68	$1.25
Accumulation unit value at end of period	$2.39	$1.90	$1.90	$1.76	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	12	12	16	14	14	756
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65	$1.05
Accumulation unit value at end of period	$2.01	$1.68	$1.52	$1.53	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	37	48	64	65	55	66	119	123	173	342
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64	$1.02
Accumulation unit value at end of period	$1.96	$1.64	$1.49	$1.49	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	287	392	381	661	748	884	1,095	1,538	2,439	3,181
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.33	$2.31	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87	$1.60
Accumulation unit value at end of period	$2.82	$2.33	$2.31	$2.22	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	4	4	4	3	3	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.72	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.12	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70	$1.18
Accumulation unit value at end of period	$1.31	$1.04	$1.12	$1.08	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	5	5	5
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.53	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65	$1.08
Accumulation unit value at end of period	$2.16	$1.81	$1.53	$1.63	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97	$1.60
Accumulation unit value at end of period	$3.21	$2.90	$2.58	$2.70	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	64	64	77	80	98	120	141	164	220	278
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.38	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00
Accumulation unit value at end of period	$2.04	$1.81	$1.38	$1.49	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	5	6	15	22	30	39	60	75	7,744	4,484
Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (04/14/2003)
Accumulation unit value at beginning of period	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22	$2.08
Accumulation unit value at end of period	$3.76	$2.95	$2.65	$2.58	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	23	24	28	30	38	40	57	63	69
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	259	314	341	352	459	574	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20	$1.24
Accumulation unit value at end of period	$1.33	$1.31	$1.29	$1.29	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	154	171	220	331	356	486	562	674	797	1,373
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20	$1.25
Accumulation unit value at end of period	$1.34	$1.31	$1.29	$1.29	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	198	221	243	261	341	380	561	747	2,143	1,351
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.49	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.49	$0.49	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	2	2	2	2
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.30	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08	$1.10
Accumulation unit value at end of period	$1.41	$1.39	$1.30	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	28	41	61	86	127	173	201	239	8,855	3,975
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	14	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	39

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.60	$1.35	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	9	11	20	33	47	59	95	120	11,283	5,255
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$2.09	$1.75	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69	$1.10
Accumulation unit value at end of period	$2.39	$2.09	$1.75	$1.77	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98
Accumulation unit value at end of period	$2.06	$1.81	$1.60	$1.66	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.95	$1.89	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64	$1.10
Accumulation unit value at end of period	$2.74	$1.95	$1.89	$1.81	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48	$0.74
Accumulation unit value at end of period	$1.40	$1.23	$1.13	$1.18	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	83	84	136	141	196	224	233	379	404	564
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.70	$1.60	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82	$1.18
Accumulation unit value at end of period	$2.13	$1.70	$1.60	$1.66	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09
Accumulation unit value at end of period	$1.10	$0.88	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67	$1.09
Accumulation unit value at end of period	$1.02	$0.80	$0.83	$0.86	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99
Accumulation unit value at end of period	$1.28	$1.25	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7	7	14	19	22	22	31	39	4,075	2,594
Fidelity® VIP Balanced Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82	$1.26
Accumulation unit value at end of period	$2.17	$1.89	$1.79	$1.80	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	92	120	122	137	154	160	172	183	216	342
Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.36	$2.21	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91	$1.61
Accumulation unit value at end of period	$2.83	$2.36	$2.21	$2.23	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	74	76	79	215	246	320	403	571	701	1,248
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.64	$2.48	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03	$1.82
Accumulation unit value at end of period	$3.17	$2.64	$2.48	$2.50	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	288	327	371	417	445	592	746	1,177	3,281	6,032
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.40	$2.37	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88	$1.52
Accumulation unit value at end of period	$2.93	$2.40	$2.37	$2.37	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	50	91	91	91	107	114	76	138	326	606
Fidelity® VIP Growth & Income Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69	$1.21
Accumulation unit value at end of period	$2.12	$1.84	$1.60	$1.66	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	57	60	60	65	67	69	117	145	191	286
Fidelity® VIP Growth Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55	$1.05
Accumulation unit value at end of period	$1.97	$1.48	$1.49	$1.41	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	9	11	26	31	41	53
Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.89	$1.90	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71	$1.36
Accumulation unit value at end of period	$2.52	$1.89	$1.90	$1.80	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	23	29	54	56	133	492	401

40	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83	$1.12
Accumulation unit value at end of period	$1.82	$1.72	$1.52	$1.60	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	62	67	70	135	142	131	181	225	241	568
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.13	$1.89	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04	$1.41
Accumulation unit value at end of period	$2.25	$2.13	$1.89	$1.99	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	37	43	44	52	66	80	154	191	188	228
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02	$1.07
Accumulation unit value at end of period	$1.42	$1.39	$1.34	$1.37	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18	19	23	30	35	58	68	79	4,957	3,841
Fidelity® VIP Mid Cap Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07	$3.46
Accumulation unit value at end of period	$6.57	$5.51	$4.97	$5.11	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	168	167	195	214	220	298	438	578	766	1,075
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.68	$3.33	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40	$2.34
Accumulation unit value at end of period	$4.38	$3.68	$3.33	$3.43	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	335	360	384	428	521	681	821	1,216	3,621	4,422
Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.55	$1.66	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04	$1.88
Accumulation unit value at end of period	$2.00	$1.55	$1.66	$1.63	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	14	14	29	45	57	64	431	525
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.77	$2.79	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49	$2.61
Accumulation unit value at end of period	$3.02	$2.77	$2.79	$2.81	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	248	252	245	258	279	280	338	361	536	687
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.78	$2.47	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38	$1.99
Accumulation unit value at end of period	$3.02	$2.78	$2.47	$2.69	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	220	264	394	445	569	803	879	1,130	1,534	1,905
Franklin Mutual Shares VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19	$1.91
Accumulation unit value at end of period	$2.76	$2.58	$2.25	$2.39	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	696	803	875	1,101	1,254	1,413	1,695	2,272	2,966	3,954
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.62	$2.29	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21	$1.94
Accumulation unit value at end of period	$2.81	$2.62	$2.29	$2.44	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	174	187	211	222	380	428	887	1,143	1,645	1,976
Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.55	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74	$1.03
Accumulation unit value at end of period	$2.12	$1.78	$1.55	$1.63	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	2	2	3	4	4
Franklin Small Cap Value VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64	$2.47
Accumulation unit value at end of period	$5.04	$4.61	$3.59	$3.92	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	160	162	179	183	195	254	295	375	526	666
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74	$1.30
Accumulation unit value at end of period	$2.32	$1.94	$1.88	$1.96	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	687	723	756	820	936	1,065	1,373	1,842	2,467	3,121
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.90	$4.37	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88	$3.03
Accumulation unit value at end of period	$5.38	$4.90	$4.37	$4.87	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	104	113	147	169	202	266	332	409	1,518	1,777
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63	$1.02
Accumulation unit value at end of period	$2.03	$1.65	$1.51	$1.53	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	215	235	225	291	312	387	474	695	1,295	1,915
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	304	365	463	539	607	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	41

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	10	13	22	22	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.69	$2.33	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06	$1.67
Accumulation unit value at end of period	$3.12	$2.69	$2.33	$2.51	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	9	35	43	48	60	94	131	2,645	3,140
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16
Accumulation unit value at end of period	$1.87	$1.68	$1.54	$1.65	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	502	607	768	844	959	1,192	1,437	1,983	2,664	3,333
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	2	7	7	10	33
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.67	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03
Accumulation unit value at end of period	$1.91	$1.67	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	11	12	13	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.75	$2.33	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15	$1.72
Accumulation unit value at end of period	$3.10	$2.75	$2.33	$2.44	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	10	11	11	11	12	32	80	79
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04
Accumulation unit value at end of period	$1.26	$1.04	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	9	11	18	29	38	46	70	85	8,521	2,942
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79	$1.12
Accumulation unit value at end of period	$1.80	$1.59	$1.42	$1.50	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	9	17	17	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60	$1.27
Accumulation unit value at end of period	$1.69	$1.46	$1.26	$1.42	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	161	175	186	211	218	273	323	447	636	648
Janus Henderson Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42	$0.76
Accumulation unit value at end of period	$1.72	$1.37	$1.24	$1.21	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	87	87	87	89	91	94	112	110	122	126
Janus Henderson Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29	$0.53
Accumulation unit value at end of period	$1.42	$0.99	$0.88	$0.85	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	25	26	29	32	40	76	76	77	77	78
Janus Henderson Research Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47	$0.79
Accumulation unit value at end of period	$1.44	$1.14	$1.16	$1.11	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	93	94	123	160	202	210	319	360	12,338	9,449
MFS® Investors Trust Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76	$1.15
Accumulation unit value at end of period	$2.19	$1.80	$1.68	$1.69	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	94	110	121	193	260	334	447	541	857	1,180
MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71	$1.08
Accumulation unit value at end of period	$2.00	$1.65	$1.54	$1.56	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	175	175	180	181	191	217	230	230	276	386
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	143	146	—	—	—	—	—	—	—

42	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® New Discovery Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86	$1.43
Accumulation unit value at end of period	$3.30	$2.64	$2.45	$2.53	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	12
MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56	$0.94
Accumulation unit value at end of period	$2.12	$1.70	$1.58	$1.64	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	93	100	123	136	133	165	212	277	470	582
MFS® Total Return Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19	$1.55
Accumulation unit value at end of period	$2.46	$2.22	$2.06	$2.10	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	15	15	54	57	74	106	113	100	270
MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08	$1.41
Accumulation unit value at end of period	$2.19	$1.98	$1.85	$1.88	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	422	471	540	719	936	1,245	1,555	2,358	3,001	4,112
MFS® Utilities Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38	$2.24
Accumulation unit value at end of period	$3.37	$2.97	$2.70	$3.20	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	125	135	186	227	279	323	399	496	674	878
MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13	$1.84
Accumulation unit value at end of period	$2.70	$2.38	$2.17	$2.58	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	28	29	62	90	101	112	145	195	251	275
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.10	$1.01	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	1	2	7	9	11	12	20	22	1,948	2,401
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13
Accumulation unit value at end of period	$1.84	$1.35	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.72	$3.53	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39	$2.27
Accumulation unit value at end of period	$3.79	$3.72	$3.53	$3.50	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	9	9	9	10	11	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61	$1.01
Accumulation unit value at end of period	$1.64	$1.62	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	12	12	12	12	12
Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.70	$1.76	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71	$1.32
Accumulation unit value at end of period	$2.12	$1.70	$1.76	$1.73	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	58	68	82	83	79	126	206	237	360	417
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.23	$2.27	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03	$1.75
Accumulation unit value at end of period	$3.01	$2.23	$2.27	$2.21	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	83	98	131	183	250	418	570	906	1,263	1,733
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25	$1.48
Accumulation unit value at end of period	$1.94	$1.85	$1.77	$1.84	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	398	439	456	489	719	827	1,054	1,427	8,180	6,743
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.96	$2.54	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97	$1.59
Accumulation unit value at end of period	$3.32	$2.96	$2.54	$2.74	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	33	36	37	47	76	92	117	202	298	320
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04
Accumulation unit value at end of period	$1.44	$1.29	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	10	11	15	22	28	29	39	50	4,676	5,668
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	43

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.31	$2.63	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95	$1.15
Accumulation unit value at end of period	$2.63	$2.31	$2.63	$2.47	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	62	63	63	63	52	38	52	55	154	203
Putnam VT Income Fund – Class IB Shares (11/09/1999)
Accumulation unit value at beginning of period	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04	$1.38
Accumulation unit value at end of period	$1.99	$1.91	$1.90	$1.95	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	4	4	5	14	16
Putnam VT International Equity Fund – Class IB Shares (11/09/1999)
Accumulation unit value at beginning of period	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88	$1.59
Accumulation unit value at end of period	$1.62	$1.29	$1.34	$1.36	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	717	786	860	892	972	1,172	1,597	2,315	2,779	3,548
Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62	$1.09
Accumulation unit value at end of period	$1.25	$0.94	$1.02	$1.02	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	33	38	46	47	48	54	62	74	109	134
Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.96	$1.80	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73	$1.20
Accumulation unit value at end of period	$2.39	$1.96	$1.80	$1.85	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	7	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.59	$1.26	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90
Accumulation unit value at end of period	$1.69	$1.59	$1.26	$1.33	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	282	369	401	421	494	543	652	—	—
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.93	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	51	54	57	72	92	94	106	—	—
Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.06	$1.78	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37	$2.94
Accumulation unit value at end of period	$2.86	$2.06	$1.78	$2.24	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	77	20	22	31	12	4	92	125	142	172
Templeton Foreign VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97	$1.65
Accumulation unit value at end of period	$1.74	$1.51	$1.43	$1.55	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	82	83	82	87	87	125	147	172	183	240
Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91	$1.54
Accumulation unit value at end of period	$1.63	$1.41	$1.33	$1.45	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	80	101	178	177	253	315	445	656	1,196	1,816
Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.72	$1.69	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20	$1.15
Accumulation unit value at end of period	$1.73	$1.72	$1.69	$1.79	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	16	35	41	48	35	35	44	52	4,414	3,769
Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64	$1.12
Accumulation unit value at end of period	$1.39	$1.19	$1.10	$1.19	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	26	26	26	26	26
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	499	764	769	1,548	1,004	848	1,239	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,308	2,589	2,730	3,704	5,493	6,708	7,846	8,891	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	34	34	138	402	612	589	508	—	—

44	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,610	3,220	4,090	5,316	6,866	9,107	8,517	7,572	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	341	300	177	266	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,967	2,446	2,282	2,133	592	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,103	5,537	6,358	6,010	1,778	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,453	11,026	12,465	11,706	3,721	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,347	6,398	6,444	6,688	8,058	7,352	8,069	7,274	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,954	36,547	44,805	53,417	68,461	78,852	81,540	83,344	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,014	3,789	3,839	4,007	4,036	5,623	5,395	5,080	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,465	12,206	14,801	20,654	31,965	36,695	42,403	48,579	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,312	1,369	1,325	1,263	1,991	2,046	2,099	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,320	4,292	5,268	5,604	8,204	9,228	9,408	10,072	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.62	$2.12	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00	$1.49
Accumulation unit value at end of period	$2.77	$2.62	$2.12	$2.36	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	24	38	49	69	79	193	227	541	613
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	379	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	45

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.37	$1.41	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67	$1.26
Accumulation unit value at end of period	$1.80	$1.37	$1.41	$1.42	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	2	3	8	11	13	21	32	35	2,699	3,533
Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.61	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04
Accumulation unit value at end of period	$2.13	$1.81	$1.61	$1.64	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	5	8	16	23	30	2,344	1,922
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87	$1.25
Accumulation unit value at end of period	$2.12	$1.92	$1.80	$1.80	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	541	597	728	802	1,114	1,454	1,786	2,080	2,506	3,242
Wells Fargo VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.64	$1.61	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13	$1.95
Accumulation unit value at end of period	$2.02	$1.64	$1.61	$1.59	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	21	23	24	33	33	51	61	95	97	106
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.83	$1.80	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28	$2.22
Accumulation unit value at end of period	$2.25	$1.83	$1.80	$1.79	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	154	172	169	183	216	300	303	354	290	324
Wells Fargo VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63	$0.88
Accumulation unit value at end of period	$2.25	$1.69	$1.70	$1.69	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	81	116	105	106	153	162	213	215	318	427
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$3.10	$3.12	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19	$1.65
Accumulation unit value at end of period	$4.12	$3.10	$3.12	$3.12	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	340	379	524	629	766	945	1,095	1,378	317	362
Wells Fargo VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$1.81	$1.63	$1.70	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	41	34	50	54	75	77	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	259	290	300	313	404	466	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.92	$0.87	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33	$0.57
Accumulation unit value at end of period	$1.15	$0.92	$0.87	$0.90	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33
Number of accumulation units outstanding at end of period (000 omitted)	312	357	494	589	642	941	969	1,163	1,360	1,943

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.68	$1.47	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	2	16	53	56	29	47	47	65	65	54
AB VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.83	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98	$1.90
Accumulation unit value at end of period	$2.46	$1.83	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	27	29	35	41	43	46	65	69	77	81
AB VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.65	$2.42	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05	$1.80
Accumulation unit value at end of period	$3.11	$2.65	$2.42	$2.42	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	58	69	70	74	93	102	120	148	142	192
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88	$1.92
Accumulation unit value at end of period	$1.48	$1.20	$1.22	$1.21	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	555	612	677	854	1,067	1,690	2,030	1,949	2,089	2,431

46	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.67	$2.64	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99	$1.66
Accumulation unit value at end of period	$3.47	$2.67	$2.64	$2.41	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	15	16	36	48	55	59	62	71	74	111
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11	$1.15
Accumulation unit value at end of period	$1.37	$1.34	$1.30	$1.35	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	887	841	1,042	1,320	1,767	1,987	2,443	3,072	2,982	2,767
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.66	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98	$1.79
Accumulation unit value at end of period	$2.00	$1.55	$1.66	$1.67	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.96	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.16	$1.96	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.83	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70	$1.22
Accumulation unit value at end of period	$2.45	$1.88	$1.83	$1.75	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	358	414	431	546	744	1,136	1,308	1,531	1,573	1,549
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.82	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89	$1.24
Accumulation unit value at end of period	$2.31	$2.16	$1.82	$1.92	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	5	24	29	30	30	1
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.82	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.24	$1.82	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73	$1.28
Accumulation unit value at end of period	$2.36	$1.92	$1.80	$1.81	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	458	499	564	730	1,028	1,367	1,885	2,283	2,446	2,385
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$3.14	$2.80	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41	$2.39
Accumulation unit value at end of period	$3.54	$3.14	$2.80	$2.92	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	374	388	493	615	869	1,335	1,729	2,144	2,956	2,934
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.02	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27	$2.79
Accumulation unit value at end of period	$3.03	$2.09	$2.02	$2.25	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	192	234	267	296	372	476	603	587	777	1,061
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	902	1,326	670	907	1,107	1,503	1,860	2,126	2,325	2,107
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.93	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91	$1.23
Accumulation unit value at end of period	$2.23	$2.12	$1.93	$1.97	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	48	49	69	99	132	179	251	302	344	419
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97	$1.21
Accumulation unit value at end of period	$2.15	$2.05	$1.87	$1.92	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	84	84	19	19	16	32	73	95	626	484
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06	$1.15
Accumulation unit value at end of period	$1.50	$1.46	$1.42	$1.43	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	220	307	369	445	513	609	842	1,076	2,463	2,894
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.37	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86	$1.56
Accumulation unit value at end of period	$2.99	$2.37	$2.37	$2.20	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	1	42	1	2	6	9	21	25	151	218
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.73	$2.48	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06	$1.71
Accumulation unit value at end of period	$3.27	$2.73	$2.48	$2.49	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	184	157	260	286	472	552	637	744	1,143	1,230

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	47

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.35	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89	$1.64
Accumulation unit value at end of period	$2.88	$2.37	$2.35	$2.26	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	11	11	17	21	29	49	71	77	106	133
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.71	$1.53	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03	$1.75
Accumulation unit value at end of period	$1.93	$1.53	$1.65	$1.59	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.85	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79	$1.31
Accumulation unit value at end of period	$2.61	$2.19	$1.85	$1.97	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.50	$1.91	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98	$1.38
Accumulation unit value at end of period	$2.81	$2.50	$1.91	$2.06	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	8	11	30	39	51	475	274
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02	$1.06
Accumulation unit value at end of period	$1.13	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	337	378	458	690	860	1,001	1,171	1,450	1,768	1,811
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.48	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.49	$0.48	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	15	15	15	16	13
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09
Accumulation unit value at end of period	$1.40	$1.38	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	27	27	37	38	53	114	212	251	1,152	865
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	22	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.59	$1.34	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	17	18	21	21	23	28	55	85	951	475
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.47	$2.07	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82	$1.31
Accumulation unit value at end of period	$2.82	$2.47	$2.07	$2.10	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.10	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76	$1.30
Accumulation unit value at end of period	$2.71	$2.38	$2.10	$2.18	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.09	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.22
Accumulation unit value at end of period	$3.03	$2.16	$2.09	$2.00	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	97	116	126	158	207	304	363	408	496	592
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89	$1.28
Accumulation unit value at end of period	$2.30	$1.84	$1.73	$1.80	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	14	17	32	52	69	90	123	143	143	152
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09
Accumulation unit value at end of period	$1.09	$0.87	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.18	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96	$1.56
Accumulation unit value at end of period	$1.45	$1.14	$1.18	$1.23	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

48	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98
Accumulation unit value at end of period	$1.27	$1.25	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	4	5	12	12	12	45	87	97	401	402
Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.13	$2.95	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23	$2.17
Accumulation unit value at end of period	$3.76	$3.13	$2.95	$2.97	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	866	1,087	1,327	1,704	2,280	3,121	3,880	4,529	5,268	5,965
Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.58	$2.60	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97	$1.87
Accumulation unit value at end of period	$3.44	$2.58	$2.60	$2.47	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	49	55	68	69	74	97	113	123	127	146
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05	$1.10
Accumulation unit value at end of period	$1.46	$1.42	$1.38	$1.41	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	298	288	401	556	789	982	1,209	1,489	2,097	2,006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.94	$3.57	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50	$2.52
Accumulation unit value at end of period	$4.69	$3.94	$3.57	$3.68	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	194	210	271	323	388	532	709	868	1,118	1,455
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.13	$2.28	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43	$2.58
Accumulation unit value at end of period	$2.73	$2.13	$2.28	$2.23	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	156	173	192	239	279	372	473	496	495	559
Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.00	$2.02	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08	$1.90
Accumulation unit value at end of period	$2.18	$2.00	$2.02	$2.03	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	66	60	73	85	80	84	94	104	106	107
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94	$1.35
Accumulation unit value at end of period	$2.03	$1.88	$1.67	$1.82	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	216	219	328	328	440	680	823	837	851	865
Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.45	$2.14	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13	$1.82
Accumulation unit value at end of period	$2.62	$2.45	$2.14	$2.28	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	492	662	810	931	1,071	1,368	1,574	2,047	2,472	3,211
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.86	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89	$1.24
Accumulation unit value at end of period	$2.54	$2.13	$1.86	$1.96	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	18	19	27	29	31	29
Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.72	$2.90	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33	$2.01
Accumulation unit value at end of period	$4.07	$3.72	$2.90	$3.17	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	76	75	83	88	100	125	146	277	339	370
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.75	$2.68	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05	$1.85
Accumulation unit value at end of period	$3.30	$2.75	$2.68	$2.79	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	26	39	44	49	57	63	77	79	115
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.24	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97	$1.56
Accumulation unit value at end of period	$2.75	$2.51	$2.24	$2.50	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	305	307	351	446	587	887	1,129	1,241	1,592	1,721
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94
Accumulation unit value at end of period	$1.86	$1.52	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	15	17	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.76	$2.39	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09	$1.72
Accumulation unit value at end of period	$3.21	$2.76	$2.39	$2.58	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	760	822	1,016	1,226	1,670	2,654	3,518	4,011	4,572	4,711

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	49

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.62	$1.50	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.81	$1.62	$1.50	$1.61	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2	3	31	34	4	4	5	8	10	20
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.66	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.90	$1.66	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.91	$2.47	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22	$1.83
Accumulation unit value at end of period	$3.28	$2.91	$2.47	$2.59	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5	35	39	42	53	64	67	71	76	84
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04
Accumulation unit value at end of period	$1.25	$1.03	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	14	14	14	29	47	687	262
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.70	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95	$1.35
Accumulation unit value at end of period	$2.15	$1.90	$1.70	$1.80	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	64	67	70	88	104	126	147	154	157	162
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	11	13	24	16	89	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.97	$1.69	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82	$1.72
Accumulation unit value at end of period	$2.28	$1.97	$1.69	$1.92	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	289	319	362	439	527	686	846	939	1,003	1,083
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	12	14	15	16	24	60	90	110	802	758
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	46	47	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.94	$2.74	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98	$1.64
Accumulation unit value at end of period	$3.67	$2.94	$2.74	$2.83	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	15	17	17	22	24	27	37	47	45
MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.05	$1.91	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47
Accumulation unit value at end of period	$2.27	$2.05	$1.91	$1.95	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	397	567	645	704	784	913	1,114	1,544	1,696	1,984
MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$4.14	$3.77	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97	$3.21
Accumulation unit value at end of period	$4.68	$4.14	$3.77	$4.49	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	27	34	56	62	58	70	71	81	80	87
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.09	$1.01	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	7	6	8	13	161	235
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.34	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12
Accumulation unit value at end of period	$1.83	$1.34	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$4.04	$3.83	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51	$2.47
Accumulation unit value at end of period	$4.11	$4.04	$3.83	$3.80	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	13	14	19	20	22	19	21	61	71	87
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.82	$2.69	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08	$1.76
Accumulation unit value at end of period	$2.87	$2.82	$2.69	$2.67	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10	10	20	26	43	50	112	155	143	163

50	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.20	$2.28	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92	$1.71
Accumulation unit value at end of period	$2.74	$2.20	$2.28	$2.24	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	348	383	423	525	699	1,042	1,245	1,516	1,567	1,785
Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.98	$3.02	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38	$2.35
Accumulation unit value at end of period	$4.01	$2.98	$3.02	$2.95	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	37	41	49	58	57	98	135	197	172	196
Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.58	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12	$1.33
Accumulation unit value at end of period	$1.73	$1.66	$1.58	$1.64	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	679	700	914	1,190	1,416	1,600	1,977	2,349	3,067	3,338
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.75	$3.23	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24	$2.03
Accumulation unit value at end of period	$4.22	$3.75	$3.23	$3.48	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	70	86	99	112	132	171	188	217	222	315
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04
Accumulation unit value at end of period	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	9	9	18	16	21	62	119	131	491	731
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.79	$3.18	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15	$1.40
Accumulation unit value at end of period	$3.17	$2.79	$3.18	$2.99	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	16	18	30	33	53	60	60	64	68	55
Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.87	$1.94	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28	$2.31
Accumulation unit value at end of period	$2.33	$1.87	$1.94	$1.96	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	53	59	57	63	82	114	139	196	262	259
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.48	$2.29	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92	$1.52
Accumulation unit value at end of period	$3.03	$2.48	$2.29	$2.35	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	6	7	7	7	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.75	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75	$1.25
Accumulation unit value at end of period	$2.35	$2.21	$1.75	$1.85	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	16	18	20	20	20	21	21
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.93	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.46	$1.93	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	—	—
Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.13	$2.01	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37	$2.33
Accumulation unit value at end of period	$2.45	$2.13	$2.01	$2.18	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	95	88	241	258	265	289	334	378	404	465
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.99	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42	$1.36
Accumulation unit value at end of period	$2.04	$2.03	$1.99	$2.11	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	235	230	267	346	471	607	840	982	1,402	1,454
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84	$1.47
Accumulation unit value at end of period	$1.82	$1.56	$1.44	$1.56	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	180	181	181	180	180	410	417	418	426	442
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	46	58	265	208	209	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	509	832	1,382	1,473	1,962	1,737	1,768	1,264	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	51

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	365	369	665	808	682	264	50	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	126	363	481	459	490	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	298	312	310	54	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	429	163	176	61	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,483	1,622	1,728	1,880	518	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	322	253	363	473	725	707	261	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,889	1,922	2,087	2,479	3,919	4,943	6,400	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	221	230	319	179	—	64	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	630	712	1,277	1,473	2,374	3,271	3,747	4,134	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	117	93	385	458	479	448	48	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	244	88	104	300	579	1,092	1,838	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$3.39	$2.74	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31	$1.93
Accumulation unit value at end of period	$3.59	$3.39	$2.74	$3.06	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	268	273	327	383	457	683	875	999	1,219	1,332
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.50	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21	$2.25
Accumulation unit value at end of period	$3.20	$2.44	$2.50	$2.54	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	204	230	241	290	354	527	623	635	811	968
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.16	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84	$1.41
Accumulation unit value at end of period	$2.87	$2.43	$2.16	$2.21	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	172	189	220	278	363	579	757	891	1,174	1,253
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92	$1.32
Accumulation unit value at end of period	$2.23	$2.02	$1.90	$1.90	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

52	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.04	$2.00	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43	$2.48
Accumulation unit value at end of period	$2.50	$2.04	$2.00	$1.99	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	112	128	181	252	309	419	515	641	857	811
Wells Fargo VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.26	$3.28	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25	$1.75
Accumulation unit value at end of period	$4.33	$3.26	$3.28	$3.28	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	146	173	200	243	323	471	687	871	870	983
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.78	$1.61	$1.68	$1.54	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	153	198	223	301	352	419	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.28	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88	$1.52
Accumulation unit value at end of period	$3.02	$2.43	$2.28	$2.38	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	53	58	94	114	136	210	261	337	—	—
Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.67	$1.47	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	37	37	39	76	91	93	99	186	323	455
AB VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.53	$0.55	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29	$0.56
Accumulation unit value at end of period	$0.72	$0.53	$0.55	$0.54	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	243	372	382	589	654	1,044	1,151	1,540	1,666	2,150
AB VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.91	$1.74	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76	$1.30
Accumulation unit value at end of period	$2.23	$1.91	$1.74	$1.74	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,256	1,465	1,639	1,760	1,998	2,466	3,532	4,404	5,507	7,720
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.22	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88	$1.91
Accumulation unit value at end of period	$1.47	$1.19	$1.22	$1.20	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	679	863	1,033	1,279	1,617	2,593	3,245	3,306	6,086	6,987
AB VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43	$0.72
Accumulation unit value at end of period	$1.49	$1.15	$1.14	$1.04	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	756	1,008	1,002	1,109	1,342	1,657	2,336	2,898	3,653	4,232
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11	$1.14
Accumulation unit value at end of period	$1.36	$1.33	$1.29	$1.35	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,170	1,570	1,868	2,616	3,052	3,792	5,128	5,129	4,748
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.65	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97	$1.79
Accumulation unit value at end of period	$1.99	$1.54	$1.65	$1.66	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.95	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.15	$1.95	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	9	9	9	11	5
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.82	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70	$1.22
Accumulation unit value at end of period	$2.44	$1.87	$1.82	$1.74	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	320	409	492	635	897	1,399	1,827	2,322	2,605	2,633
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89	$1.23
Accumulation unit value at end of period	$2.30	$2.14	$1.81	$1.91	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	2	8	11	62	80	53	62	68	74	7
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.23	$1.82	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	53

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.62	$1.55	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76	$1.10
Accumulation unit value at end of period	$1.83	$1.62	$1.55	$1.54	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	148	151	155	156	196	210	456	438	471	480
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.79	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73	$1.28
Accumulation unit value at end of period	$2.34	$1.91	$1.79	$1.80	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	635	770	963	1,261	1,828	2,609	3,688	5,033	5,682	5,925
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.34	$2.09	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05	$1.79
Accumulation unit value at end of period	$2.64	$2.34	$2.09	$2.18	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	787	874	1,110	1,363	1,776	2,868	3,716	4,484	13,466	11,204
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.01	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27	$2.78
Accumulation unit value at end of period	$3.01	$2.08	$2.01	$2.23	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	208	306	386	431	549	727	957	956	2,446	3,101
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13	$1.12
Accumulation unit value at end of period	$1.00	$1.01	$1.03	$1.04	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,957	3,321	1,208	1,416	2,203	2,655	3,142	4,962	6,194	6,137
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.92	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90	$1.22
Accumulation unit value at end of period	$2.22	$2.11	$1.92	$1.96	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	56	65	94	110	171	240	349	399	730	843
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.04	$1.86	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97	$1.21
Accumulation unit value at end of period	$2.14	$2.04	$1.86	$1.91	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	128	153	47	61	81	96	137	162	6,247	3,307
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.51	$1.46	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10	$1.19
Accumulation unit value at end of period	$1.55	$1.51	$1.46	$1.48	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	556	625	696	927	1,069	1,263	1,702	2,544	15,484	12,661
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.87	$1.87	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68	$1.24
Accumulation unit value at end of period	$2.36	$1.87	$1.87	$1.74	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	6	14	13	16	18	42	63	82	430	1,333
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.61	$1.46	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63	$1.02
Accumulation unit value at end of period	$1.93	$1.61	$1.46	$1.47	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,319	1,420	1,548	1,670	1,846	2,318	3,025	3,531	3,765
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.30	$2.28	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87	$1.59
Accumulation unit value at end of period	$2.78	$2.30	$2.28	$2.19	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	29	35	41	55	83	133	191	214	237	340
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.70	$1.52	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	4	4	4	4	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.64	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03	$1.75
Accumulation unit value at end of period	$1.91	$1.52	$1.64	$1.59	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	3	3	3	3	3	2
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.84	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78	$1.31
Accumulation unit value at end of period	$2.59	$2.17	$1.84	$1.96	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	5	5	8	9	13	14	14
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$2.59	$2.30	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87	$1.44
Accumulation unit value at end of period	$2.87	$2.59	$2.30	$2.41	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	78	87	71	71	79	80	92	88	118	128
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.49	$1.90	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98	$1.38
Accumulation unit value at end of period	$2.79	$2.49	$1.90	$2.05	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	9	25	38	58	114	107	127	131	5,780	3,144

54	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19	$1.24
Accumulation unit value at end of period	$1.31	$1.28	$1.27	$1.27	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	799	961	1,031	1,311	1,385	1,528	2,031	2,386	4,529	3,958
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.48	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.48	$0.48	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	6	6	3
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09
Accumulation unit value at end of period	$1.39	$1.38	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	69	101	143	174	274	328	423	508	10,704	5,104
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	48	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.58	$1.33	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	21	25	45	58	87	116	150	158	11,693	5,197
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.45	$2.06	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81	$1.30
Accumulation unit value at end of period	$2.80	$2.45	$2.06	$2.08	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.08	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76	$1.29
Accumulation unit value at end of period	$2.69	$2.37	$2.08	$2.17	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	11	11	12	14	15	16	12
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.08	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71	$1.22
Accumulation unit value at end of period	$3.01	$2.14	$2.08	$1.99	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	82	116	145	192	263	426	554	673	865	1,063
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89	$1.28
Accumulation unit value at end of period	$2.29	$1.83	$1.72	$1.79	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09
Accumulation unit value at end of period	$1.09	$0.87	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96	$1.56
Accumulation unit value at end of period	$1.44	$1.14	$1.17	$1.22	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	14	15	16	16
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98
Accumulation unit value at end of period	$1.27	$1.24	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	22	35	45	61	78	104	120	136	4,725	2,934
Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.32	$2.18	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90	$1.59
Accumulation unit value at end of period	$2.78	$2.32	$2.18	$2.19	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	674	732	817	907	1,063	1,242	1,674	2,523	3,266	4,253
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.60	$2.45	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03	$1.81
Accumulation unit value at end of period	$3.12	$2.60	$2.45	$2.47	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,131	2,410	2,799	3,310	4,276	5,966	7,993	10,349	13,579	16,216
Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71	$1.36
Accumulation unit value at end of period	$2.48	$1.86	$1.88	$1.78	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	117	122	147	135	209	280	378	469	537	618
Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82	$1.11
Accumulation unit value at end of period	$1.78	$1.69	$1.50	$1.58	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	391	465	473	477	506	543	679	1,283	1,180	1,238

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	55

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04	$1.10
Accumulation unit value at end of period	$1.45	$1.41	$1.37	$1.40	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	478	566	736	887	1,434	1,589	1,934	2,455	8,744	7,003
Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$4.00	$3.62	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51	$2.54
Accumulation unit value at end of period	$4.77	$4.00	$3.62	$3.72	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	474	533	595	615	711	865	1,057	1,554	1,987	2,699
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$3.25	$2.94	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24	$2.09
Accumulation unit value at end of period	$3.87	$3.25	$2.94	$3.03	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	570	618	727	952	1,130	1,561	2,011	2,410	4,940	6,086
Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03	$1.86
Accumulation unit value at end of period	$1.96	$1.53	$1.64	$1.61	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	209	285	319	395	550	799	1,126	1,238	1,682	1,797
Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.79	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96	$1.69
Accumulation unit value at end of period	$1.93	$1.78	$1.79	$1.80	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	31	34	40	43	68	97	116	157	308	368
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93	$1.35
Accumulation unit value at end of period	$2.02	$1.87	$1.66	$1.81	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	32	45	110	158	179	214	318	386	395	470
Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.39	$2.09	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11	$1.79
Accumulation unit value at end of period	$2.56	$2.39	$2.09	$2.23	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,241	2,440	2,744	3,052	3,788	4,563	6,038	8,194	10,167	11,358
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.85	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89	$1.24
Accumulation unit value at end of period	$2.52	$2.12	$1.85	$1.95	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	16	18	19	19	20	27	28	28	27
Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.80	$2.18	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00	$1.51
Accumulation unit value at end of period	$3.06	$2.80	$2.18	$2.39	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	236	239	220	219	274	376	425	607	726	830
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54	$0.96
Accumulation unit value at end of period	$1.70	$1.42	$1.38	$1.44	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	847	900	1,049	1,216	1,475	1,843	2,222	3,025	3,547	4,200
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.23	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97	$1.56
Accumulation unit value at end of period	$2.73	$2.50	$2.23	$2.48	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	277	312	438	516	733	1,186	1,726	2,031	4,245	4,518
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94
Accumulation unit value at end of period	$1.85	$1.51	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	2	2
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	373	412	426	512	607	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	23	47	47	29	62	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.65	$2.30	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05	$1.66
Accumulation unit value at end of period	$3.08	$2.65	$2.30	$2.48	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,267	1,722	2,010	2,738	4,404	6,160	7,522	10,570	11,265
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15
Accumulation unit value at end of period	$1.85	$1.66	$1.52	$1.64	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	411	490	531	549	586	676	894	1,168	1,525	1,884

56	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.62	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.80	$1.62	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	32	40	36	42	42
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.65	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.89	$1.65	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	107	72	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.71	$2.30	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14	$1.71
Accumulation unit value at end of period	$3.05	$2.71	$2.30	$2.41	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	36	46	93	119	214	223	278	372	418
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.24	$1.03	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	22	26	41	53	64	86	107	110	8,938	2,888
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.69	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95	$1.35
Accumulation unit value at end of period	$2.13	$1.89	$1.69	$1.79	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	48	55	73	86	122	167	222	283	308	317
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	32	37	47	54	138	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26
Accumulation unit value at end of period	$1.67	$1.44	$1.24	$1.41	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,157	1,296	1,516	1,886	2,457	3,097	3,899	4,466	4,856
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.90	$1.51	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	16	32	51	87	142	183	242	250	9,539	6,683
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	534	605	622	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61	$1.02
Accumulation unit value at end of period	$2.26	$1.82	$1.69	$1.75	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	229	248	255	281	298	351	439	719	871	1,018
MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.05	$1.91	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13	$1.47
Accumulation unit value at end of period	$2.26	$2.05	$1.91	$1.94	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,485	2,812	3,107	3,456	4,108	4,720	6,866	8,367	11,064	13,392
MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$3.59	$3.27	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72	$2.80
Accumulation unit value at end of period	$4.06	$3.59	$3.27	$3.89	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	32	33	33	51	53	66	91	127	165	164
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.09	$1.00	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	3	7	11	22	42	44	54	53	2,024	2,226
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12
Accumulation unit value at end of period	$1.82	$1.33	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	30	30	30	18
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.67	$3.48	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38	$2.26
Accumulation unit value at end of period	$3.73	$3.67	$3.48	$3.45	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	54	58	62	62	62	73	36	77	96	88
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.81	$2.67	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08	$1.76
Accumulation unit value at end of period	$2.85	$2.81	$2.67	$2.66	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	21	22	32	38	79	91	121	156	262	281

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	57

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.67	$1.74	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70	$1.31
Accumulation unit value at end of period	$2.09	$1.67	$1.74	$1.70	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	891	998	1,109	1,375	1,793	2,527	3,179	3,861	4,059	4,501
Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.18	$2.22	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02	$1.73
Accumulation unit value at end of period	$2.94	$2.18	$2.22	$2.17	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	159	167	193	228	247	402	544	639	892	956
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25	$1.48
Accumulation unit value at end of period	$1.92	$1.83	$1.75	$1.82	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,193	1,224	1,491	1,754	2,307	2,630	3,290	4,350	12,135	9,859
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$2.91	$2.51	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97	$1.58
Accumulation unit value at end of period	$3.27	$2.91	$2.51	$2.71	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	103	101	132	156	164	265	411	570	862	889
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03
Accumulation unit value at end of period	$1.43	$1.28	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	21	39	60	88	136	172	183	203	5,029	5,867
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.64	$3.02	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09	$1.34
Accumulation unit value at end of period	$3.01	$2.64	$3.02	$2.84	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	14	14	19	21	30	48	119
Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.38	$1.44	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95	$1.72
Accumulation unit value at end of period	$1.73	$1.38	$1.44	$1.46	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	291	320	328	390	470	704	893	1,168	1,638	1,779
Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61	$1.08
Accumulation unit value at end of period	$1.23	$0.92	$1.00	$1.00	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	165	207	208	195	205	212	263	449	617	726
Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.94	$1.78	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72	$1.19
Accumulation unit value at end of period	$2.36	$1.94	$1.78	$1.84	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	11	12	19	25	40	65
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.19	$1.74	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75	$1.25
Accumulation unit value at end of period	$2.33	$2.19	$1.74	$1.84	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	13	19	24	37	38	42	43
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.92	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.45	$1.92	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	99	112	114	175	206	299	409	—	—
Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.03	$1.75	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36	$2.92
Accumulation unit value at end of period	$2.81	$2.03	$1.75	$2.20	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	74	92	93	95	96	101	109	209	210	299
Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90	$1.53
Accumulation unit value at end of period	$1.60	$1.39	$1.31	$1.42	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	892	973	1,021	1,195	1,360	1,548	2,233	3,134	3,622	4,641
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.98	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42	$1.35
Accumulation unit value at end of period	$2.02	$2.01	$1.98	$2.10	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	335	375	476	564	805	1,093	1,422	1,764	6,366	5,344
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83	$1.46
Accumulation unit value at end of period	$1.81	$1.55	$1.43	$1.55	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	15	15	21	22	22	62	68	66	71	66

58	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	19	20	21	21	22	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.52	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,398	1,384	1,651	2,187	4,076	7,566	9,801	10,791	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	212	229	262	969	1,815	1,082	659	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,380	2,884	3,310	4,676	9,152	10,794	11,723	11,346	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	1,336	955	951	37	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,703	1,789	1,922	2,037	179	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.02	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,107	2,520	2,970	2,205	585	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,513	8,248	9,558	10,637	2,661	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	975	1,124	1,228	1,914	1,909	2,115	2,302	1,905	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,585	26,991	31,745	41,255	59,658	71,660	81,758	90,364	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	257	239	413	504	696	654	846	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.44	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,105	5,073	6,640	10,061	17,245	25,627	32,665	38,639	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,131	982	1,062	1,107	1,643	1,410	1,072	991	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,758	4,296	5,542	6,875	10,643	14,966	17,907	18,179	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$2.57	$2.08	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99	$1.47
Accumulation unit value at end of period	$2.72	$2.57	$2.08	$2.32	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	396	438	598	712	889	1,484	1,967	2,371	3,369	3,781
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.49	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20	$2.24
Accumulation unit value at end of period	$3.18	$2.42	$2.49	$2.52	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	188	238	288	344	446	638	861	944	2,694	3,202

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	59

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.41	$2.15	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84	$1.40
Accumulation unit value at end of period	$2.85	$2.41	$2.15	$2.20	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	183	229	302	383	514	853	1,181	1,472	3,565	3,353
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.89	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92	$1.32
Accumulation unit value at end of period	$2.22	$2.00	$1.89	$1.89	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Wells Fargo VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12	$1.94
Accumulation unit value at end of period	$1.99	$1.62	$1.59	$1.57	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	39	51	58	67	101	128	179	344	488	573
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.81	$1.77	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27	$2.21
Accumulation unit value at end of period	$2.22	$1.81	$1.77	$1.77	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	374	446	589	773	836	1,149	1,440	1,961	2,664	2,569
Wells Fargo VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63	$0.87
Accumulation unit value at end of period	$2.21	$1.66	$1.67	$1.66	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	300	369	379	382	438	497	547	971	1,109	1,307
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$3.05	$3.08	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18	$1.64
Accumulation unit value at end of period	$4.05	$3.05	$3.08	$3.08	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	327	401	456	583	701	1,116	1,542	2,033	2,413	2,807
Wells Fargo VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.80	$1.62	$1.69	$1.55	$1.20	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	213	215	225	240	319	345	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.68	$1.54	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.77	$1.60	$1.68	$1.54	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	523	574	756	891	1,194	1,582	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.41	$2.27	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88	$1.51
Accumulation unit value at end of period	$3.00	$2.41	$2.27	$2.37	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	118	138	175	218	266	416	584	789	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	7	15	16	17	18	13	55
AB VPS Global Thematic Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86
Accumulation unit value at end of period	$1.11	$0.83	$0.85	$0.84	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	120	136	153	157	170	235	350	428	503	570
AB VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.45	$2.24	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98	$1.68
Accumulation unit value at end of period	$2.87	$2.45	$2.24	$2.24	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	35	38	38	40	47	85	118	138	208	358
AB VPS Intermediate Bond Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35
Accumulation unit value at end of period	$1.78	$1.75	$1.70	$1.72	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	161	399	199	255	350	395	395	473	473	704
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88	$1.91
Accumulation unit value at end of period	$1.46	$1.18	$1.21	$1.20	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	462	584	596	724	1,143	1,779	1,925	1,887	4,304	5,706
AB VPS Large Cap Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87
Accumulation unit value at end of period	$1.78	$1.37	$1.36	$1.25	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	253	283	275	305	318	380	710	877	1,081	1,186

60	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Income & Growth, Class I (10/05/1998)
Accumulation unit value at beginning of period	$2.31	$2.07	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99	$1.54
Accumulation unit value at end of period	$2.75	$2.31	$2.07	$2.22	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	112	126	167	177	218	282	328	364	424	555
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11	$1.14
Accumulation unit value at end of period	$1.35	$1.33	$1.29	$1.34	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	549	665	739	868	1,361	1,547	1,741	2,182	2,188	2,112
American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68	$1.26
Accumulation unit value at end of period	$1.39	$1.07	$1.15	$1.16	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.94	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.13	$1.94	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	16	16	18
American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.76	$1.71	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66	$1.15
Accumulation unit value at end of period	$2.29	$1.76	$1.71	$1.63	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class I (10/05/1998)
Accumulation unit value at beginning of period	$3.49	$2.94	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44	$1.99
Accumulation unit value at end of period	$3.75	$3.49	$2.94	$3.10	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	85	104	156	169	193	247	283	318	373	456
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.80	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23
Accumulation unit value at end of period	$2.28	$2.13	$1.80	$1.90	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	9	9	12	11	12	13	13	13	13	13
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.21	$1.81	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	21	5	10	15	10
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24
Accumulation unit value at end of period	$3.71	$3.28	$3.13	$3.12	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	436	446	496	522	600	692	777	880	1,036	1,249
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89
Accumulation unit value at end of period	$3.45	$2.82	$2.65	$2.66	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	812	971	1,161	1,313	1,652	2,086	2,533	3,074	3,447	3,843
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84
Accumulation unit value at end of period	$2.69	$2.39	$2.14	$2.23	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	83	80	83	81	113	153	273	295	303	421
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.58	$2.31	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16	$1.98
Accumulation unit value at end of period	$2.91	$2.58	$2.31	$2.41	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	381	449	507	613	1,067	1,539	1,827	2,123	9,137	8,505
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.99	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27	$2.78
Accumulation unit value at end of period	$2.99	$2.06	$1.99	$2.22	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	129	176	196	209	323	430	490	474	1,632	2,462
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34
Accumulation unit value at end of period	$1.20	$1.21	$1.23	$1.24	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3,009	3,452	2,179	2,496	2,750	2,860	3,784	4,615	4,417	4,753
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (08/26/1999)
Accumulation unit value at beginning of period	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30
Accumulation unit value at end of period	$2.35	$2.24	$2.03	$2.09	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	329	407	490	560	773	971	1,146	1,400	1,627	2,018
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.63	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85	$1.06
Accumulation unit value at end of period	$1.87	$1.78	$1.63	$1.67	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	30	31	22	26	49	100	111	132	5,971	3,980

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	61

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75
Accumulation unit value at end of period	$2.26	$2.21	$2.14	$2.17	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	840	961	1,077	1,216	1,527	2,043	2,171	2,609	9,757	10,453
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56
Accumulation unit value at end of period	$1.06	$0.84	$0.84	$0.78	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31
Number of accumulation units outstanding at end of period (000 omitted)	177	328	329	345	364	444	158	198	308	1,533
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.69	$2.45	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06	$1.71
Accumulation unit value at end of period	$3.22	$2.69	$2.45	$2.46	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	10	8	11	37	68	94	96	106	116
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.28	$2.26	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86	$1.59
Accumulation unit value at end of period	$2.76	$2.28	$2.26	$2.18	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	391	466	537	578	666	810	906	1,009	1,184	1,418
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.69	$1.51	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.70	$1.83	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15	$1.96
Accumulation unit value at end of period	$2.13	$1.70	$1.83	$1.77	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	155	194	228	243	279	325	467	507	570	676
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.51	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64	$1.08
Accumulation unit value at end of period	$2.12	$1.78	$1.51	$1.61	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36
Accumulation unit value at end of period	$2.70	$2.44	$2.18	$2.28	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	17	20	21	22	28	32	129	48	55	80
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.22	$1.98	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75	$1.24
Accumulation unit value at end of period	$2.46	$2.22	$1.98	$2.07	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	26	25	38	53	57	67	75	105	168	175
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.36	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70	$0.99
Accumulation unit value at end of period	$2.01	$1.78	$1.36	$1.48	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	9	11	19	23	52	129	132	144	7,188	5,290
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23
Accumulation unit value at end of period	$1.30	$1.28	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	88	418	121	124	152	163	168	270	386	453
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.27	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23
Accumulation unit value at end of period	$1.29	$1.27	$1.26	$1.26	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	388	467	459	562	619	688	803	893	2,339	2,088
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	19	20	21	23	41	24
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.37	$1.28	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09
Accumulation unit value at end of period	$1.38	$1.37	$1.28	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	52	50	78	87	152	222	239	288	8,475	4,590
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	64	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.57	$1.33	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	10	14	31	38	88	205	218	243	10,555	6,225

62	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.44	$2.05	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81	$1.30
Accumulation unit value at end of period	$2.78	$2.44	$2.05	$2.07	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.79	$1.57	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58	$0.98
Accumulation unit value at end of period	$2.03	$1.79	$1.57	$1.64	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.07	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71	$1.22
Accumulation unit value at end of period	$2.99	$2.13	$2.07	$1.98	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	47	60	65	84	147	238	259	304	387	477
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (08/26/1999)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57	$0.88
Accumulation unit value at end of period	$1.63	$1.43	$1.32	$1.38	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	26	26	52	52	87	91	139	139	201	254
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88	$1.27
Accumulation unit value at end of period	$2.27	$1.81	$1.71	$1.78	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	5	27	30	32	58	58
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67	$1.09
Accumulation unit value at end of period	$1.00	$0.79	$0.82	$0.85	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98
Accumulation unit value at end of period	$1.26	$1.23	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	29	30	41	46	75	129	135	156	4,120	3,241
Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.98	$1.87	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87	$1.34
Accumulation unit value at end of period	$2.26	$1.98	$1.87	$1.89	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	27	26	25	24	40	105
Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$2.91	$2.74	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15	$2.03
Accumulation unit value at end of period	$3.49	$2.91	$2.74	$2.76	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	727	823	882	1,062	1,652	2,342	2,842	3,363	5,125	8,294
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.35	$2.32	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87	$1.50
Accumulation unit value at end of period	$2.86	$2.35	$2.32	$2.33	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4	4	8	11	24	27	75	50	73	59
Fidelity® VIP Growth & Income Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22
Accumulation unit value at end of period	$2.12	$1.84	$1.61	$1.67	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	216	144	148	183	295	395	489	588	702	889
Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79	$1.38
Accumulation unit value at end of period	$2.35	$2.04	$1.79	$1.86	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	46	67	67
Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.80	$1.82	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69	$1.32
Accumulation unit value at end of period	$2.40	$1.80	$1.82	$1.73	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	46	47	37	61	111	144	158	187	260	292
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.08	$1.85	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03	$1.40
Accumulation unit value at end of period	$2.20	$2.08	$1.85	$1.95	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	19	19	40	42	47	52	73	89	126	167
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01	$1.07
Accumulation unit value at end of period	$1.40	$1.36	$1.32	$1.35	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	61	62	85	95	149	206	216	257	5,166	4,823

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	63

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Mid Cap Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44
Accumulation unit value at end of period	$6.43	$5.40	$4.88	$5.03	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	188	181	219	239	282	331	423	509	594	687
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.59	$3.26	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38	$2.32
Accumulation unit value at end of period	$4.27	$3.59	$3.26	$3.36	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	178	202	238	292	449	629	812	1,103	2,608	3,630
Fidelity® VIP Overseas Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49
Accumulation unit value at end of period	$1.59	$1.24	$1.33	$1.30	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	38	41	41	48	87	136	139	162	197	237
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.10	$2.25	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42	$2.57
Accumulation unit value at end of period	$2.69	$2.10	$2.25	$2.21	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	128	155	154	189	288	481	600	625	855	968
Franklin Global Real Estate VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43
Accumulation unit value at end of period	$2.77	$2.54	$2.56	$2.58	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	79	97	123	138	187	211	253	310	433	475
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.33	$2.07	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17	$1.69
Accumulation unit value at end of period	$2.52	$2.33	$2.07	$2.26	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	195	241	265	351	354	439	520	611	767	778
Franklin Mutual Shares VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91
Accumulation unit value at end of period	$2.72	$2.54	$2.22	$2.37	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	950	1,180	1,259	1,538	1,777	2,135	2,449	3,186	4,141	5,501
Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.53	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74	$1.03
Accumulation unit value at end of period	$2.08	$1.75	$1.53	$1.61	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$3.06	$2.38	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10	$1.66
Accumulation unit value at end of period	$3.34	$3.06	$2.38	$2.61	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	51	56	58	65	90	113	131	165	253	474
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.95	$0.92	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36	$0.64
Accumulation unit value at end of period	$1.14	$0.95	$0.92	$0.96	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	186	221	243	265	396	477	750	957	898	1,034
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44
Accumulation unit value at end of period	$1.41	$1.13	$1.18	$1.18	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	8	8	8	37	40	80
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/04/1999)
Accumulation unit value at beginning of period	$4.27	$3.82	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66	$2.68
Accumulation unit value at end of period	$4.68	$4.27	$3.82	$4.26	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	189	205	251	271	408	579	677	832	1,840	2,222
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02
Accumulation unit value at end of period	$2.05	$1.59	$1.58	$1.55	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	34	36	54	55	55	59	61	105	118	125
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10
Accumulation unit value at end of period	$2.15	$1.76	$1.61	$1.64	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	117	77	111	128	138	160	244	348	522	746
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	239	309	341	415	457	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	49	49	52	62	88	—	—	—	—

64	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.63	$2.28	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05	$1.66
Accumulation unit value at end of period	$3.05	$2.63	$2.28	$2.47	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	398	473	555	641	1,078	1,794	2,208	2,626	5,001	6,104
Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54
Accumulation unit value at end of period	$2.46	$2.21	$2.03	$2.18	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,232	1,472	1,645	1,856	2,171	2,494	2,967	3,385	4,142
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	5	5	10
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.65	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.88	$1.65	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	14	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.69	$2.29	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14	$1.70
Accumulation unit value at end of period	$3.03	$2.69	$2.29	$2.40	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	33	34	34	38	62	74	118	154	170	180
Invesco V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.10	$2.14	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23	$2.09
Accumulation unit value at end of period	$2.54	$2.10	$2.14	$2.22	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	285	335	387	428	459	522	595	675	773	836
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.24	$1.02	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	17	20	34	32	58	177	186	197	8,059	3,477
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79	$1.12
Accumulation unit value at end of period	$1.77	$1.56	$1.40	$1.48	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	105	105	118	146	153	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	22	23	58	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.80	$1.55	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75	$1.58
Accumulation unit value at end of period	$2.08	$1.80	$1.55	$1.76	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	32	40	45	93	144	166	211	315	410	507
Janus Henderson Balanced Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$3.45	$3.35	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79	$2.15
Accumulation unit value at end of period	$4.03	$3.45	$3.35	$3.38	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	480	541	614	673	782	916	1,023	1,253	1,456	1,819
Janus Henderson Enterprise Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69
Accumulation unit value at end of period	$1.54	$1.23	$1.11	$1.09	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38
Number of accumulation units outstanding at end of period (000 omitted)	223	231	236	231	270	318	356	418	516	647
Janus Henderson Global Research Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.82	$1.81	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90	$1.64
Accumulation unit value at end of period	$2.28	$1.82	$1.81	$1.88	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	333	375	434	463	502	622	644	732	841	962
Janus Henderson Global Technology Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49
Accumulation unit value at end of period	$1.30	$0.91	$0.81	$0.79	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27
Number of accumulation units outstanding at end of period (000 omitted)	46	48	51	56	60	79	179	240	270	246
Janus Henderson Overseas Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62
Accumulation unit value at end of period	$1.29	$1.00	$1.09	$1.21	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	146	154	161	181	209	242	283	339	397	530

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	65

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Research Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74
Accumulation unit value at end of period	$1.33	$1.05	$1.07	$1.03	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	227	266	316	344	478	694	869	962	12,886	12,008
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	$1.00	—
Accumulation unit value at end of period	$3.30	$2.74	$2.50	$2.51	$2.24	$1.67	$1.44	$1.48	$1.33	—
Number of accumulation units outstanding at end of period (000 omitted)	59	60	61	71	95	114	168	188	204	—
Lazard Retirement International Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30
Accumulation unit value at end of period	$1.43	$1.19	$1.26	$1.25	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	28	29	29	29	31	42	63
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17
Accumulation unit value at end of period	$1.96	$1.68	$1.56	$1.67	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	8	8	9	9	14	14
LVIP Baron Growth Opportunities Fund – Service Class (09/22/1999)
Accumulation unit value at beginning of period	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01
Accumulation unit value at end of period	$4.31	$3.43	$3.30	$3.51	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	33	34	171	179	184	178	185	196	204	222
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.73	$1.61	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74	$1.12
Accumulation unit value at end of period	$2.10	$1.73	$1.61	$1.63	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	57	77	65	67	84	94	108	173	195	262
MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.02	$1.89	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88	$1.33
Accumulation unit value at end of period	$2.45	$2.02	$1.89	$1.91	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	34	34	110	110	111	111	111	112	112	167
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	79	80	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45
Accumulation unit value at end of period	$3.30	$2.64	$2.45	$2.54	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	87	93	236	256	284	324	374	436	512	578
MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.09	$1.95	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70	$1.18
Accumulation unit value at end of period	$2.60	$2.09	$1.95	$2.02	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	27	36	72	75	113
MFS® Research Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14
Accumulation unit value at end of period	$2.21	$1.82	$1.70	$1.71	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	162	167	210	226	243	230	320	388	445	586
MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02	$1.33
Accumulation unit value at end of period	$2.03	$1.84	$1.71	$1.74	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	290	336	365	500	604	700	881	1,125	1,365	2,120
MFS® Utilities Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34
Accumulation unit value at end of period	$3.46	$3.06	$2.78	$3.30	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	347	392	438	517	577	652	680	798	879	996
MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$3.48	$3.17	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67	$2.72
Accumulation unit value at end of period	$3.93	$3.48	$3.17	$3.77	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	33	34	33	36	36	42	74	96	100	106
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.08	$1.00	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	5	11	42	28	30	1,824	2,687
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.81	$1.33	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

66	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.64	$3.46	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38	$2.25
Accumulation unit value at end of period	$3.70	$3.64	$3.46	$3.43	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	13	29	30	41	47	66	99
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.59	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA (10/30/1997)
Accumulation unit value at beginning of period	$2.33	$2.42	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96	$1.79
Accumulation unit value at end of period	$2.92	$2.33	$2.42	$2.37	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	265	297	366	386	433	537	629	785	878	1,062
Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.05	$2.13	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86	$1.61
Accumulation unit value at end of period	$2.56	$2.05	$2.13	$2.09	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	24	34	34	39	44	45	56	78	93	180
Oppenheimer Global Fund/VA (08/26/1999)
Accumulation unit value at beginning of period	$2.90	$2.94	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33	$2.25
Accumulation unit value at end of period	$3.91	$2.90	$2.94	$2.87	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	13	14	14	16	17	43	63
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.19	$2.22	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02	$1.74
Accumulation unit value at end of period	$2.94	$2.19	$2.22	$2.17	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	58	73	77	102	196	233	296	371	429	566
Oppenheimer Global Strategic Income Fund/VA (08/26/1999)
Accumulation unit value at beginning of period	$2.11	$2.00	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41	$1.66
Accumulation unit value at end of period	$2.21	$2.11	$2.00	$2.08	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	54	57	68	77	91	100	10	10	47	120
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24	$1.47
Accumulation unit value at end of period	$1.90	$1.81	$1.73	$1.80	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	563	720	818	1,010	1,478	1,875	2,158	2,738	9,304	8,701
Oppenheimer Main Street Fund®/VA (08/26/1999)
Accumulation unit value at beginning of period	$1.84	$1.68	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70	$1.16
Accumulation unit value at end of period	$2.13	$1.84	$1.68	$1.64	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	20	20	24	24	58	64	70	73	144	195
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$3.47	$2.99	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16	$1.89
Accumulation unit value at end of period	$3.90	$3.47	$2.99	$3.23	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34	36	38	58	71	63	91	140	191	210
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03
Accumulation unit value at end of period	$1.42	$1.27	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	13	16	30	34	76	134	145	167	4,498	6,698
Putnam VT Diversified Income Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$2.46	$2.36	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29	$1.90
Accumulation unit value at end of period	$2.61	$2.46	$2.36	$2.45	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	262	287	351	400	437	481	509	600	688	832
Putnam VT Diversified Income Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$1.89	$1.82	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00	$1.47
Accumulation unit value at end of period	$2.00	$1.89	$1.82	$1.89	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	147	169	220	248	291	308	350	397	498	646
Putnam VT Equity Income Fund – Class IA Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,071	—	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund – Class IA Shares (06/10/1997)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84	$1.56
Accumulation unit value at end of period	$2.11	$1.66	$1.66	$1.71	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	195	203	228	232	275	311	322	354	384	422

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	67

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.26	$2.58	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94	$1.14
Accumulation unit value at end of period	$2.57	$2.26	$2.58	$2.43	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	36	59	67	47	49	48	71	94	120	136
Putnam VT Growth Opportunities Fund – Class IA Shares (11/18/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	256	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund – Class IB Shares (11/18/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	632	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$3.14	$2.75	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42	$1.95
Accumulation unit value at end of period	$3.32	$3.14	$2.75	$2.94	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	141	154	164	180	189	200	217	245	305	394
Putnam VT High Yield Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$2.29	$2.01	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06	$1.45
Accumulation unit value at end of period	$2.42	$2.29	$2.01	$2.16	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	62	71	97	113	125	139	176	203	255	379
Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.65	$1.64	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90	$1.20
Accumulation unit value at end of period	$1.71	$1.65	$1.64	$1.68	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	17
Putnam VT International Equity Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63
Accumulation unit value at end of period	$1.63	$1.31	$1.36	$1.38	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	282	297	527	565	636	714	947	1,199	1,363	1,487
Putnam VT International Growth Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32
Accumulation unit value at end of period	$1.49	$1.12	$1.22	$1.22	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	34	37	37	42	41	53	86	115	163	210
Putnam VT International Value Fund – Class IB Shares (08/26/1999)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92	$1.73
Accumulation unit value at end of period	$1.57	$1.28	$1.28	$1.33	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	4	4
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.45	$2.26	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92	$1.52
Accumulation unit value at end of period	$2.98	$2.45	$2.26	$2.33	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	3	3	3	3	3	3
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.73	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74	$1.25
Accumulation unit value at end of period	$2.32	$2.18	$1.73	$1.83	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	12	13	14	13	14	14
Putnam VT Sustainable Leaders Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$3.65	$3.42	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37	$2.27
Accumulation unit value at end of period	$4.66	$3.65	$3.42	$3.47	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	395	467	596	639	691	735	789	836	940	1,071
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.91	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.44	$1.91	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	97	117	136	148	210	256	347	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28
Accumulation unit value at end of period	$4.05	$3.90	$3.30	$3.83	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	47	49	55	71	93	101	105	138	151	204
Royce Capital Fund – Small-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82
Accumulation unit value at end of period	$4.96	$4.77	$4.00	$4.60	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	70	77	79	92	109	129	150	179	214	239
Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89
Accumulation unit value at end of period	$1.97	$1.71	$1.62	$1.75	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	172	200	209	230	286	330	396	517	595	936

68	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.97	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42	$1.35
Accumulation unit value at end of period	$2.01	$2.00	$1.97	$2.09	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	196	233	279	312	477	621	705	821	4,488	4,555
Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63	$1.11
Accumulation unit value at end of period	$1.37	$1.17	$1.08	$1.17	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	38	38	38	39	42	44	48	51	52	59
Third Avenue Value Portfolio (05/02/2000)
Accumulation unit value at beginning of period	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56
Accumulation unit value at end of period	$3.00	$2.68	$2.42	$2.70	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	55	56	63	69	75	83	90	90	129	203
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.52	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	125	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.52	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,918	3,585	3,560	5,298	8,153	8,592	9,333	9,511	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	473	683	716	1,193	2,209	1,227	125	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,645	2,254	2,957	3,321	5,467	8,658	8,368	9,048	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	991	549	492	606	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,965	3,304	3,501	2,317	968	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,578	5,296	4,957	3,374	114	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,315	12,130	13,247	13,069	3,406	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,332	1,443	1,417	1,644	1,534	1,386	1,658	1,229	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,910	20,615	26,349	35,841	50,569	57,190	59,483	64,190	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.44	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	36	109	37	186	353	650	227	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	69

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.44	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,551	9,368	11,052	14,886	22,715	27,057	32,058	35,114	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	179	188	788	1,104	1,068	1,084	860	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,456	3,706	4,547	6,003	7,991	9,559	9,729	10,627	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.57	$2.07	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99	$1.47
Accumulation unit value at end of period	$2.71	$2.57	$2.07	$2.32	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	240	259	312	366	577	973	1,139	1,364	1,800	2,045
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (09/22/1999)
Accumulation unit value at beginning of period	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49
Accumulation unit value at end of period	$3.50	$2.67	$2.75	$2.79	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	48	50	125	129	163	183	199	215	1,491	2,249
Wanger USA (09/22/1999)
Accumulation unit value at beginning of period	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88
Accumulation unit value at end of period	$3.79	$3.22	$2.87	$2.93	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	133	159	182	217	340	541	659	787	2,050	2,146
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86	$1.23
Accumulation unit value at end of period	$2.05	$1.86	$1.75	$1.75	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	342	490	556	536	614	669	648	844	989	1,141
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27	$2.20
Accumulation unit value at end of period	$2.20	$1.79	$1.76	$1.75	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	95	114	115	131	178	197	277	324	434	491
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$3.03	$3.06	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17	$1.64
Accumulation unit value at end of period	$4.02	$3.03	$3.06	$3.06	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	418	511	551	659	971	1,453	1,779	2,121	276	333
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.67	$1.54	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.77	$1.60	$1.67	$1.54	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	185	200	236	317	356	501	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.90	$0.85	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33	$0.57
Accumulation unit value at end of period	$1.12	$0.90	$0.85	$0.88	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33
Number of accumulation units outstanding at end of period (000 omitted)	231	278	311	388	459	490	627	785	586	966

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.41	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	17	16	17	17	18	16	16	40	43	67

70	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34
Accumulation unit value at end of period	$1.71	$1.28	$1.31	$1.29	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	29	34	39	41	47	90	114	144	126	108
AB VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45
Accumulation unit value at end of period	$2.46	$2.11	$1.92	$1.92	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	39	41	42	83	95	159	183	201	201	210
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91
Accumulation unit value at end of period	$1.45	$1.17	$1.20	$1.19	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	325	448	512	715	918	1,503	1,866	1,831	6,541	7,308
AB VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.15	$2.13	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81	$1.36
Accumulation unit value at end of period	$2.79	$2.15	$2.13	$1.95	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	2	3	12	42	81	83	86	103	102	107
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14
Accumulation unit value at end of period	$1.34	$1.32	$1.28	$1.33	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	475	536	631	794	1,080	1,265	1,696	2,227	2,371	2,313
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78
Accumulation unit value at end of period	$1.96	$1.52	$1.63	$1.65	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	8	10	10	25
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.12	$1.93	$1.60	$1.65	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	53	53	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21
Accumulation unit value at end of period	$2.40	$1.85	$1.80	$1.72	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	240	334	400	623	964	1,629	2,157	2,614	2,924	3,189
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23
Accumulation unit value at end of period	$2.26	$2.12	$1.78	$1.89	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	20	21	22	24	26	28	29	34	33	2
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.20	$1.80	$1.72	$1.83	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	22	23	53	55	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82
Accumulation unit value at end of period	$1.50	$1.22	$1.15	$1.16	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	613	870	1,001	1,182	1,522	2,453	2,709	3,592	4,017	4,256
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98
Accumulation unit value at end of period	$2.88	$2.56	$2.29	$2.39	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	442	550	651	877	1,292	2,074	2,844	3,253	15,601	12,449
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77
Accumulation unit value at end of period	$2.97	$2.05	$1.98	$2.21	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	126	193	248	321	407	542	716	670	2,782	3,582
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,876	2,264	833	888	1,253	1,361	1,536	2,911	5,788	1,365
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27
Accumulation unit value at end of period	$2.28	$2.17	$1.97	$2.03	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	91	117	230	281	365	671	583	678	755	746
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.89	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	168	205	97	110	133	166	215	256	9,864	5,119

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	71

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12
Accumulation unit value at end of period	$1.44	$1.41	$1.37	$1.38	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	532	644	745	933	1,027	1,128	1,322	2,221	22,157	16,780
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33
Accumulation unit value at end of period	$2.51	$1.99	$2.00	$1.86	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	72
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39
Accumulation unit value at end of period	$2.61	$2.18	$1.99	$2.00	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	315	316	340	342	345	352	366	375	327	259
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32
Accumulation unit value at end of period	$2.28	$1.88	$1.87	$1.80	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	6	7	44	59	40	41	31
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.34	$1.43	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	28	29	32	34	38	41	44	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74
Accumulation unit value at end of period	$1.89	$1.50	$1.62	$1.57	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31
Accumulation unit value at end of period	$2.56	$2.15	$1.82	$1.94	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	5	9	9	17
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.20	$1.96	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75	$1.23
Accumulation unit value at end of period	$2.43	$2.20	$1.96	$2.06	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	28	48	52	67	94	221	272	315	366	398
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37
Accumulation unit value at end of period	$2.76	$2.45	$1.88	$2.03	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	43	63	84	94	115	179	218	239	10,188	6,327
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22
Accumulation unit value at end of period	$1.28	$1.25	$1.24	$1.24	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	206	283	320	428	560	681	944	1,141	3,618	1,927
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.48	$0.48	$0.43	$0.59	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	22	24	25	26	24	22	1
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09
Accumulation unit value at end of period	$1.38	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	129	149	202	238	305	347	383	489	15,152	6,045
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	276	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99
Accumulation unit value at end of period	$1.56	$1.32	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	146	199	236	265	330	447	565	622	21,293	10,481
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30
Accumulation unit value at end of period	$2.76	$2.42	$2.04	$2.06	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29
Accumulation unit value at end of period	$2.65	$2.34	$2.06	$2.14	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	11	11

72	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22
Accumulation unit value at end of period	$2.97	$2.11	$2.06	$1.97	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	46	69	85	129	198	331	415	473	599	748
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73
Accumulation unit value at end of period	$1.35	$1.19	$1.09	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	88	96	106	127	143	201	302	374	381	466
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27
Accumulation unit value at end of period	$2.26	$1.80	$1.70	$1.77	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2	2	12	14	14	14	14	14	14	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.08	$0.86	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	44	47	51	63	66	82	84	59	57	26
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55
Accumulation unit value at end of period	$1.42	$1.12	$1.16	$1.21	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	8
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98
Accumulation unit value at end of period	$1.25	$1.23	$1.14	$1.17	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	62	74	185	244	265	323	348	447	7,675	4,506
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72
Accumulation unit value at end of period	$2.94	$2.45	$2.31	$2.33	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	705	843	995	1,560	2,260	3,270	4,207	5,203	8,488	13,235
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.33	$2.30	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87	$1.50
Accumulation unit value at end of period	$2.83	$2.33	$2.30	$2.31	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	62	62	66	71	78	73	183	196	322	236
Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42
Accumulation unit value at end of period	$2.57	$1.94	$1.95	$1.85	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	79	98	111	126	172	274	277	297	307	324
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.07	$1.84	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03	$1.39
Accumulation unit value at end of period	$2.18	$2.07	$1.84	$1.94	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	38	38	32	30	75	115	112	121	119	186
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09
Accumulation unit value at end of period	$1.43	$1.39	$1.35	$1.38	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	492	559	676	873	1,187	1,483	1,880	2,375	11,682	8,946
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31
Accumulation unit value at end of period	$4.23	$3.56	$3.23	$3.33	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	254	309	370	458	612	939	1,297	1,658	4,341	5,011
Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89
Accumulation unit value at end of period	$1.97	$1.54	$1.65	$1.62	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	65	91	94	221	290	355	466	480	518	572
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.37	$2.40	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29	$2.28
Accumulation unit value at end of period	$2.58	$2.37	$2.40	$2.42	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	63	65	87	107	112	197	235	328	359	370
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68
Accumulation unit value at end of period	$2.49	$2.31	$2.05	$2.24	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	424	459	517	738	919	1,250	1,647	1,877	2,165	2,664
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81
Accumulation unit value at end of period	$2.57	$2.40	$2.10	$2.24	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	740	830	918	1,051	1,218	1,640	1,863	2,360	2,595	2,854

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	73

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23
Accumulation unit value at end of period	$2.48	$2.09	$1.83	$1.93	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	12	11	13	13	22
Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$2.74	$2.14	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99	$1.50
Accumulation unit value at end of period	$2.99	$2.74	$2.14	$2.34	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	76	82	91	137	188	229	271	446	493	466
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69
Accumulation unit value at end of period	$1.22	$1.02	$0.99	$1.03	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	488	517	553	616	715	1,065	1,480	1,935	2,168	2,355
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98
Accumulation unit value at end of period	$5.19	$4.74	$4.24	$4.73	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	172	210	258	321	434	648	967	1,131	2,893	3,112
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00
Accumulation unit value at end of period	$1.95	$1.60	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	102	119	141	177	232	306	629	876	1,023	1,018
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.48	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	251	281	297	341	412	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	12	12	12	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41
Accumulation unit value at end of period	$2.58	$2.23	$1.93	$2.09	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	567	716	875	1,149	1,695	2,833	3,854	4,490	9,591	10,469
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.83	$1.64	$1.51	$1.63	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	398	514	636	762	829	947	1,426	1,688	1,792	2,117
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15
Accumulation unit value at end of period	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	24	23	26
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.87	$1.64	$1.88	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	36	83	87	48	48	33	14	—
Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.39	$2.03	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01	$1.52
Accumulation unit value at end of period	$2.68	$2.39	$2.03	$2.13	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	34	35	36	71	82	87	119	124	127
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.23	$1.02	$1.04	$1.08	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	88	136	168	183	216	291	359	385	15,819	5,951
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34
Accumulation unit value at end of period	$2.10	$1.86	$1.67	$1.77	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	28	39	45	53	84	126	168	188	206	229
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	12	12	125	127	189	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35
Accumulation unit value at end of period	$1.77	$1.53	$1.32	$1.50	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	305	417	468	591	768	914	1,182	1,467	1,562	1,691

74	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	91	133	151	189	235	321	409	448	17,145	12,315
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.71	$1.60	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73	$1.11
Accumulation unit value at end of period	$2.08	$1.71	$1.60	$1.62	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	118	155	163	186	241	352	577	723	779	844
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19
Accumulation unit value at end of period	$2.63	$2.11	$1.97	$2.04	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	6	54	55	79	88	104
MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31
Accumulation unit value at end of period	$1.99	$1.80	$1.68	$1.72	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	430	493	549	606	679	784	866	1,476	1,492	1,568
MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$2.22	$2.02	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05	$1.71
Accumulation unit value at end of period	$2.51	$2.22	$2.02	$2.40	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	210	277	325	357	408	496	734	905	1,001	1,156
MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60
Accumulation unit value at end of period	$3.74	$3.31	$3.02	$3.60	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	21	23	25	28	39	40	40	56	56	49
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85
Accumulation unit value at end of period	$1.07	$0.99	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	19	29	32	82	97	112	134	174	3,671	4,330
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.80	$1.32	$1.47	$1.58	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	5	5	6
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.94	$2.79	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12	$1.82
Accumulation unit value at end of period	$2.99	$2.94	$2.79	$2.77	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	29	54	58	80	95	126	106
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75
Accumulation unit value at end of period	$2.81	$2.77	$2.64	$2.63	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	9	11	29	36	40	53	66	86	120
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36
Accumulation unit value at end of period	$2.15	$1.72	$1.79	$1.76	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	277	353	454	737	1,060	1,489	1,933	2,305	2,318	2,536
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73
Accumulation unit value at end of period	$2.92	$2.17	$2.21	$2.16	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	105	163	205	334	488	627	986	964	930
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46
Accumulation unit value at end of period	$1.88	$1.80	$1.72	$1.79	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	614	680	847	1,072	1,331	1,712	2,236	2,721	14,510	11,434
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43
Accumulation unit value at end of period	$2.94	$2.62	$2.26	$2.44	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	153	153	152	190	231	265	286	342	389	373
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03
Accumulation unit value at end of period	$1.41	$1.26	$1.14	$1.27	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	51	84	116	146	167	213	254	274	8,749	10,160

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	75

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14
Accumulation unit value at end of period	$2.55	$2.24	$2.56	$2.41	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	44	48	59	58	70	146	164	203	188	228
Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03
Accumulation unit value at end of period	$1.02	$0.82	$0.85	$0.86	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	747	899	1,022	1,079	1,329	1,684	2,058	2,733	2,965	3,093
Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.02	$1.86	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76	$1.26
Accumulation unit value at end of period	$2.45	$2.02	$1.86	$1.92	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24
Accumulation unit value at end of period	$2.30	$2.16	$1.72	$1.82	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	7	17	17	17	18
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.91	$1.80	$1.83	$1.63	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	288	325	381	481	605	738	864	—	—
Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08	$1.84
Accumulation unit value at end of period	$1.91	$1.66	$1.57	$1.70	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	198	231	241	243	293	413	437	543	552	616
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35
Accumulation unit value at end of period	$2.00	$1.99	$1.96	$2.08	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	224	261	348	412	543	709	883	932	7,523	5,803
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46
Accumulation unit value at end of period	$1.78	$1.53	$1.41	$1.53	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	48	50	53	165	210	224	241	215	211	232
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,344	1,226	1,506	2,138	1,868	2,958	2,845	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,099	8,355	10,202	14,359	20,789	24,028	29,473	35,540	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,542	2,782	2,377	3,220	3,359	5,113	4,906	2,696	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,528	9,287	9,824	12,123	16,964	22,457	20,689	20,921	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,010	1,069	999	1,104	24	—	—	—	—	—

76	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,882	4,610	4,093	3,258	1,219	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,815	5,246	6,383	5,994	948	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,699	16,199	17,187	16,510	3,561	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,268	33,617	36,030	37,316	34,973	34,689	33,733	30,458	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,143	69,218	81,399	92,509	113,322	121,846	127,883	131,141	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,426	11,910	14,452	15,382	20,106	22,947	26,527	25,767	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,854	21,514	27,634	34,651	47,799	56,793	66,149	77,624	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,301	4,312	4,810	5,474	5,773	7,042	7,018	6,557	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,237	9,862	14,307	16,664	20,838	22,904	25,656	24,507	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47
Accumulation unit value at end of period	$2.69	$2.55	$2.06	$2.30	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	208	261	334	441	626	1,053	1,423	1,652	1,946	2,163
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24
Accumulation unit value at end of period	$3.13	$2.39	$2.46	$2.50	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	147	207	238	326	434	694	936	968	4,062	4,898
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40
Accumulation unit value at end of period	$2.81	$2.38	$2.13	$2.17	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	104	146	177	252	357	606	828	999	4,279	3,607
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85	$1.22
Accumulation unit value at end of period	$2.04	$1.84	$1.73	$1.74	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	758	836	934	1,242	1,350	1,801	2,062	2,713	3,114	3,583

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	77

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.59	$1.57	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13	$1.97
Accumulation unit value at end of period	$1.95	$1.59	$1.57	$1.56	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	235	298	320	346	516	544	637	927	737	677
Wells Fargo VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.31	$2.34	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90	$1.26
Accumulation unit value at end of period	$3.07	$2.31	$2.34	$2.34	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	888	1,007	1,132	1,278	1,405	1,668	2,282	2,750	649	721
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.67	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.77	$1.60	$1.67	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	253	295	405	435	483	580	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.89	$0.84	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33	$0.56
Accumulation unit value at end of period	$1.11	$0.89	$0.84	$0.88	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33
Number of accumulation units outstanding at end of period (000 omitted)	585	724	750	785	835	1,014	1,510	2,036	1,496	1,594

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.65	$1.45	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	46	46	62	16	16
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$0.49	$0.50	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27	$0.52
Accumulation unit value at end of period	$0.66	$0.49	$0.50	$0.49	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	7	23	184	191	289	296	388
AB VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.42	$2.21	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97	$1.67
Accumulation unit value at end of period	$2.83	$2.42	$2.21	$2.21	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	38	43	43	44	43	44	145	188	190	221
AB VPS Intermediate Bond Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$1.59	$1.55	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15	$1.25
Accumulation unit value at end of period	$1.62	$1.59	$1.55	$1.58	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	20	22	101	141	153	173	196	189	222	708
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88	$1.90
Accumulation unit value at end of period	$1.44	$1.17	$1.19	$1.18	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	580	694	810	1,047	1,363	2,109	2,600	2,633	4,547	5,878
AB VPS Large Cap Growth Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42	$0.71
Accumulation unit value at end of period	$1.45	$1.12	$1.11	$1.02	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	11	20	21	22	24	176	177	301	308	322
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10	$1.14
Accumulation unit value at end of period	$1.34	$1.31	$1.27	$1.32	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,097	1,085	1,378	1,661	2,269	2,628	3,241	4,250	4,292	4,201
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.62	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97	$1.78
Accumulation unit value at end of period	$1.95	$1.51	$1.62	$1.64	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.92	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.11	$1.92	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	1	1	1	1	1	1	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.79	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70	$1.21
Accumulation unit value at end of period	$2.39	$1.84	$1.79	$1.71	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	185	227	308	421	651	1,039	1,394	1,715	1,869	1,980
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.77	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88	$1.23
Accumulation unit value at end of period	$2.25	$2.10	$1.77	$1.88	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	30	32	50	60	73	80	51

78	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.19	$1.79	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	12	12	14	20	20	2
Columbia Variable Portfolio – Balanced Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72	$1.05
Accumulation unit value at end of period	$1.72	$1.52	$1.45	$1.45	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	10	11	13	9	45	50	63	83	635	709
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82
Accumulation unit value at end of period	$1.48	$1.21	$1.14	$1.15	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	999	1,557	1,816	2,229	3,248	4,179	5,573	6,904	7,534	8,098
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.54	$2.27	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15	$1.97
Accumulation unit value at end of period	$2.86	$2.54	$2.27	$2.37	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	468	561	700	823	1,137	1,813	2,190	2,635	8,261	7,758
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.97	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26	$2.77
Accumulation unit value at end of period	$2.95	$2.04	$1.97	$2.20	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	181	235	303	375	484	675	832	1,117	2,136	2,595
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11	$1.10
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,375	2,569	924	1,495	1,635	1,955	2,784	2,902	4,792	4,620
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.14	$1.94	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93	$1.26
Accumulation unit value at end of period	$2.24	$2.14	$1.94	$1.99	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	86	109	132	199	323	419	491	558	1,023	1,243
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96	$1.20
Accumulation unit value at end of period	$2.10	$2.00	$1.83	$1.88	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	141	144	24	33	42	83	121	150	4,434	2,833
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.62	$1.57	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19	$1.29
Accumulation unit value at end of period	$1.66	$1.62	$1.57	$1.59	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	674	706	797	827	1,036	1,652	1,907	2,260	11,383	11,223
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.82	$0.83	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30	$0.55
Accumulation unit value at end of period	$1.04	$0.82	$0.83	$0.77	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30
Number of accumulation units outstanding at end of period (000 omitted)	27	29	29	43	63	112	161	186	825	2,901
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.17	$1.98	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86	$1.39
Accumulation unit value at end of period	$2.59	$2.17	$1.98	$1.99	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	261	266	350	380	466	498	519	596	634	114
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.25	$2.23	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86	$1.58
Accumulation unit value at end of period	$2.72	$2.25	$2.23	$2.15	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	29	32	35	48	80	105	130	149	180	240
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.67	$1.50	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.61	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02	$1.74
Accumulation unit value at end of period	$1.87	$1.49	$1.61	$1.56	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.81	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78	$1.30
Accumulation unit value at end of period	$2.54	$2.13	$1.81	$1.93	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	7	7	14	18
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.18	$1.95	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74	$1.23
Accumulation unit value at end of period	$2.41	$2.18	$1.95	$2.04	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	20	22	26	27	42	75	93	147	368	451

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	79

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.44	$1.86	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97	$1.37
Accumulation unit value at end of period	$2.74	$2.44	$1.86	$2.02	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	21	22	24	33	33	47	64	86	3,809	2,560
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16	$1.21
Accumulation unit value at end of period	$1.26	$1.24	$1.23	$1.23	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	432	501	633	614	836	940	1,093	1,343	3,154	2,604
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.47	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10
Accumulation unit value at end of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	28	28	38	38	45	43	14
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09
Accumulation unit value at end of period	$1.37	$1.35	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	59	55	63	95	119	219	301	395	8,017	4,634
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	72	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.56	$1.31	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	40	41	69	90	128	7,705	4,217
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.41	$2.02	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81	$1.30
Accumulation unit value at end of period	$2.74	$2.41	$2.02	$2.05	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.05	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75	$1.29
Accumulation unit value at end of period	$2.63	$2.32	$2.05	$2.13	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	22	23	24	24	26	29
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.04	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70	$1.21
Accumulation unit value at end of period	$2.95	$2.10	$2.04	$1.96	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	73	96	118	178	255	396	491	570	731	926
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73
Accumulation unit value at end of period	$1.34	$1.18	$1.08	$1.14	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	35	38	40	53	72	76	116
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.69	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88	$1.27
Accumulation unit value at end of period	$2.24	$1.79	$1.69	$1.76	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	21	21	21	21
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.07	$0.86	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95	$1.55
Accumulation unit value at end of period	$1.41	$1.12	$1.15	$1.20	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	25	24	35	32	33	33	30
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98
Accumulation unit value at end of period	$1.25	$1.22	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	26	35	36	47	48	193	252	282	3,476	2,569
Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.89	$1.80	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84	$1.30
Accumulation unit value at end of period	$2.17	$1.89	$1.80	$1.82	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	8	7	10	9	9	8	7
Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$2.87	$2.70	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14	$2.02
Accumulation unit value at end of period	$3.43	$2.87	$2.70	$2.73	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	688	805	1,004	1,261	1,776	2,839	3,637	4,414	6,146	8,396

80	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.31	$2.28	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86	$1.49
Accumulation unit value at end of period	$2.81	$2.31	$2.28	$2.29	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	15	24	24	24	24	24	24	71	85	136
Fidelity® VIP Growth & Income Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.79	$1.57	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69	$1.20
Accumulation unit value at end of period	$2.06	$1.79	$1.57	$1.63	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	21	32	41	42	58	76	123	199	711	728
Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.01	$1.77	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79	$1.37
Accumulation unit value at end of period	$2.31	$2.01	$1.77	$1.84	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	16	19	19	19	19	19	30	31	66	104
Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.78	$1.79	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68	$1.31
Accumulation unit value at end of period	$2.36	$1.78	$1.79	$1.70	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	61	59	60	63	67	94	107	115	152	243
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.05	$1.82	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02	$1.39
Accumulation unit value at end of period	$2.16	$2.05	$1.82	$1.92	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	26	26	27	30	30	49	68	94	131	211
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04	$1.09
Accumulation unit value at end of period	$1.42	$1.38	$1.35	$1.38	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	381	444	585	720	1,089	1,405	1,678	2,077	6,650	6,072
Fidelity® VIP Mid Cap Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$3.70	$3.35	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42	$2.38
Accumulation unit value at end of period	$4.40	$3.70	$3.35	$3.45	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	13	16	18	21	48	215	257	288	378	418
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.54	$3.21	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37	$2.30
Accumulation unit value at end of period	$4.20	$3.54	$3.21	$3.31	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	222	243	303	353	428	614	783	924	2,211	3,076
Fidelity® VIP Overseas Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71	$1.28
Accumulation unit value at end of period	$1.35	$1.05	$1.13	$1.11	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	9	11	35	35	55	56	58	76	126	143
Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04	$1.89
Accumulation unit value at end of period	$1.96	$1.53	$1.64	$1.61	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	178	213	231	341	461	703	934	976	1,399	1,472
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.35	$2.38	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29	$2.27
Accumulation unit value at end of period	$2.56	$2.35	$2.38	$2.40	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	46	56	96	103	111	137	168	188	320	437
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.29	$2.04	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16	$1.67
Accumulation unit value at end of period	$2.47	$2.29	$2.04	$2.22	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	450	542	672	1,019	1,159	1,417	1,752	2,124	2,648	3,114
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.38	$2.08	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12	$1.81
Accumulation unit value at end of period	$2.54	$2.38	$2.08	$2.23	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	776	839	959	1,144	1,368	1,767	2,261	2,741	3,891	5,550
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.82	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88	$1.23
Accumulation unit value at end of period	$2.47	$2.08	$1.82	$1.91	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	8	10	10	10	10	109	75	76	79	95
Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$3.02	$2.35	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09	$1.65
Accumulation unit value at end of period	$3.29	$3.02	$2.35	$2.58	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	84	87	98	125	136	140	167	186	257	371
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36	$0.64
Accumulation unit value at end of period	$1.12	$0.93	$0.91	$0.95	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	229	261	345	396	428	495	679	834	873	1,229

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	81

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.90	$0.94	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62	$1.16
Accumulation unit value at end of period	$1.13	$0.90	$0.94	$0.95	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	8	12	22
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.70	$4.20	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84	$2.97
Accumulation unit value at end of period	$5.14	$4.70	$4.20	$4.69	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	197	214	266	317	441	655	882	1,103	2,008	2,405
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51	$0.88
Accumulation unit value at end of period	$1.76	$1.37	$1.36	$1.33	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	33	33	35	42	44	48	87	63
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62	$1.00
Accumulation unit value at end of period	$1.94	$1.58	$1.45	$1.47	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	37	418	431	476	493	572	632	756	882	1,011
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	438	481	500	567	672	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.47	$1.46	$1.41	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	29	31	40	43	48	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.60	$2.25	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04	$1.65
Accumulation unit value at end of period	$3.01	$2.60	$2.25	$2.44	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	792	909	1,187	1,479	2,145	3,411	4,655	5,505	7,578	8,832
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.82	$1.63	$1.50	$1.62	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	358	392	447	527	629	812	1,276	1,417	1,589	1,937
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.59	$1.47	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15
Accumulation unit value at end of period	$1.77	$1.59	$1.47	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	310	346	346	346	346	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.63	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.86	$1.63	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	15	16	16	—	—	—	—	6	6	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.65	$2.26	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13	$1.70
Accumulation unit value at end of period	$2.98	$2.65	$2.26	$2.37	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11	11	2	2	2	25	46	53	49	64
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.22	$1.01	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	20	22	47	70	70	91	105	130	6,050	2,362
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.66	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94	$1.34
Accumulation unit value at end of period	$2.09	$1.85	$1.66	$1.76	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	30	33	45	71	104	157	226	257	284	327
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	9	9	9	9	26	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	7	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75	$1.57
Accumulation unit value at end of period	$2.05	$1.77	$1.53	$1.73	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	139	161	214	322	461	655	1,067	1,225	1,348	1,604

82	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38	$0.69
Accumulation unit value at end of period	$1.52	$1.21	$1.10	$1.07	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	61	64	64	142	143	151
Janus Henderson Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27	$0.49
Accumulation unit value at end of period	$1.28	$0.90	$0.80	$0.78	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	15	16	17	18	46	49	57
Janus Henderson Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.99	$1.07	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76	$1.61
Accumulation unit value at end of period	$1.27	$0.99	$1.07	$1.19	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	34	37	38	38	65	111	144	182	193	293
Janus Henderson Research Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44	$0.74
Accumulation unit value at end of period	$1.30	$1.04	$1.05	$1.01	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	139	138	139	166	212	429	614	735	9,654	8,263
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$2.71	$2.48	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32	$1.00	—
Accumulation unit value at end of period	$3.27	$2.71	$2.48	$2.50	$2.23	$1.66	$1.43	$1.48	$1.32	—
Number of accumulation units outstanding at end of period (000 omitted)	56	64	67	75	97	85	95	98	168	—
Lazard Retirement International Equity Portfolio – Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80	$1.28
Accumulation unit value at end of period	$1.39	$1.16	$1.23	$1.22	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	16	20	27	30	30	75	73
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74	$1.16
Accumulation unit value at end of period	$1.94	$1.66	$1.54	$1.66	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	5	24	49	52	51	56
LVIP Baron Growth Opportunities Fund – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$2.82	$2.71	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00	$1.67
Accumulation unit value at end of period	$3.53	$2.82	$2.71	$2.89	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	9	10	17	26	35	306	344
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.70	$1.59	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73	$1.11
Accumulation unit value at end of period	$2.06	$1.70	$1.59	$1.61	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	257	267	269	291	296	357	426	538	694	821
MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.99	$1.86	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87	$1.33
Accumulation unit value at end of period	$2.41	$1.99	$1.86	$1.89	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	40
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (05/01/2000)
Accumulation unit value at beginning of period	$1.75	$1.63	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58	$0.97
Accumulation unit value at end of period	$2.18	$1.75	$1.63	$1.68	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	9	11	13	13	16	19	34	58	71	74
MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.06	$1.92	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70	$1.17
Accumulation unit value at end of period	$2.56	$2.06	$1.92	$1.99	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	23	23	27	27	26	33	33	39	39	27
MFS® Research Series – Initial Class (05/01/2000)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59	$0.94
Accumulation unit value at end of period	$1.80	$1.48	$1.38	$1.39	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	34	56	57	95	99	105
MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01	$1.32
Accumulation unit value at end of period	$2.00	$1.81	$1.69	$1.72	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	239	248	301	338	354	479	628	735	806	1,106
MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$2.01	$1.83	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95	$1.55
Accumulation unit value at end of period	$2.27	$2.01	$1.83	$2.17	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	109	144	206	320	361	356	462	601	896	1,163

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	83

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$3.43	$3.13	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66	$2.70
Accumulation unit value at end of period	$3.86	$3.43	$3.13	$3.72	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	23	23	26	28	40	48	51	66	73	65
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85
Accumulation unit value at end of period	$1.07	$0.99	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	7	8	10	13	17	1,256	1,784
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.79	$1.31	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	10	10	10	10	16	16	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.59	$3.41	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37	$2.24
Accumulation unit value at end of period	$3.65	$3.59	$3.41	$3.39	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	41	41	41	49	57	66
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.75	$2.62	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07	$1.75
Accumulation unit value at end of period	$2.79	$2.75	$2.62	$2.61	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	34	36	40	52	94	158	153	167	239	291
Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.02	$2.10	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86	$1.61
Accumulation unit value at end of period	$2.52	$2.02	$2.10	$2.07	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	334	425	469	577	830	1,165	1,433	1,783	1,816	2,122
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.15	$2.19	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01	$1.73
Accumulation unit value at end of period	$2.89	$2.15	$2.19	$2.14	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	104	117	129	171	191	254	411	599	736	947
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.79	$1.71	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23	$1.46
Accumulation unit value at end of period	$1.87	$1.79	$1.71	$1.78	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	479	533	653	872	1,108	1,378	1,900	2,281	7,979	7,051
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$3.42	$2.95	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15	$1.88
Accumulation unit value at end of period	$3.84	$3.42	$2.95	$3.19	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	13	12	12	15	25	50	104	113	127
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03
Accumulation unit value at end of period	$1.40	$1.26	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	21	47	48	54	71	88	135	191	3,480	4,862
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.22	$2.55	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93	$1.14
Accumulation unit value at end of period	$2.53	$2.22	$2.55	$2.40	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	56	56	54	59	121	138	162	167	186	236
Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90	$1.19
Accumulation unit value at end of period	$1.69	$1.62	$1.61	$1.66	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	13	16	18	26	16	16	16	16	15	27
Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.81	$0.85	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57	$1.02
Accumulation unit value at end of period	$1.01	$0.81	$0.85	$0.86	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	183	220	369	474	552	638	791	966	1,115	1,501
Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.01	$1.85	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76	$1.25
Accumulation unit value at end of period	$2.44	$2.01	$1.85	$1.91	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	6	6	6	6	6
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.71	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74	$1.24
Accumulation unit value at end of period	$2.29	$2.15	$1.71	$1.82	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	9	9	56	56	60	64

84	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.90	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.42	$1.90	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	412	440	479	492	533	572	622	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (05/01/2000)
Accumulation unit value at beginning of period	$3.23	$2.74	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53	$2.74
Accumulation unit value at end of period	$3.34	$3.23	$2.74	$3.17	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	18	28	30	64	90	167	283
Royce Capital Fund – Small-Cap Portfolio, Investment Class (05/01/2000)
Accumulation unit value at beginning of period	$3.93	$3.30	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68	$2.35
Accumulation unit value at end of period	$4.08	$3.93	$3.30	$3.79	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	4	4	12	13	24	45	75	99	130	120
Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.68	$1.59	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10	$1.88
Accumulation unit value at end of period	$1.94	$1.68	$1.59	$1.73	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	61	69	76	92	124	187	227	259	361	471
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.95	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41	$1.35
Accumulation unit value at end of period	$1.98	$1.97	$1.95	$2.07	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	335	331	392	480	659	905	1,138	1,457	4,987	4,772
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.40	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46
Accumulation unit value at end of period	$1.77	$1.52	$1.40	$1.52	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	7	33	33	52	55	128	137	188	250	244
Third Avenue Value Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$2.64	$2.38	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41	$2.54
Accumulation unit value at end of period	$2.95	$2.64	$2.38	$2.66	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	1	12	12	22	34	48	58	114	127
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	177	169	109	730	735	629	633	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,255	1,301	1,581	1,669	2,928	4,141	4,865	5,346	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	974	1,575	1,648	1,479	1,793	1,665	727	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,318	1,816	2,547	3,568	5,301	6,667	8,597	10,042	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	415	349	401	112	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	895	698	662	577	53	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	830	819	884	827	388	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,546	7,649	7,628	6,564	1,282	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,458	1,711	1,992	2,645	2,643	2,686	2,769	2,491	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	85

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,661	12,960	16,221	22,017	30,673	40,161	50,020	60,332	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	150	346	352	959	487	995	588	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,641	3,510	4,045	6,337	10,099	13,410	19,570	22,516	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	902	791	906	847	754	776	422	450	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,802	4,580	5,272	6,187	9,121	11,206	13,114	14,826	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.53	$2.04	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99	$1.47
Accumulation unit value at end of period	$2.67	$2.53	$2.04	$2.29	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	293	327	426	511	682	1,071	1,352	1,583	2,337	2,730
Wanger International (05/01/2000)
Accumulation unit value at beginning of period	$1.73	$1.78	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87	$1.63
Accumulation unit value at end of period	$2.27	$1.73	$1.78	$1.81	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	190	228	294	377	547	778	1,032	1,138	2,663	3,854
Wanger USA (05/01/2000)
Accumulation unit value at beginning of period	$3.15	$2.81	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10	$1.86
Accumulation unit value at end of period	$3.71	$3.15	$2.81	$2.87	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	115	139	175	243	345	574	757	924	2,016	2,159
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85	$1.22
Accumulation unit value at end of period	$2.02	$1.83	$1.72	$1.73	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	817	867	786	905	940	1,115	1,412	1,829	2,302	3,123
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26	$2.19
Accumulation unit value at end of period	$2.17	$1.77	$1.74	$1.73	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	180	217	237	316	352	529	620	690	848	816
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.99	$3.02	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17	$1.63
Accumulation unit value at end of period	$3.96	$2.99	$3.02	$3.02	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	433	575	658	818	974	1,328	1,698	2,038	1,106	1,350
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.76	$1.59	$1.67	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.76	$1.59	$1.67	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	360	385	398	438	522	586	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.88	$0.83	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32	$0.56
Accumulation unit value at end of period	$1.10	$0.88	$0.83	$0.87	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32
Number of accumulation units outstanding at end of period (000 omitted)	240	306	362	625	718	1,107	1,940	2,262	1,494	1,742

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.40	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.40	$1.41	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	38	6	6	6	9	10	22	31	53	87
AB VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.77	$1.81	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97	$1.87
Accumulation unit value at end of period	$2.37	$1.77	$1.81	$1.79	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	76	77	77	79	104	104	180	177	185	212

86	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.56	$2.34	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04	$1.78
Accumulation unit value at end of period	$2.99	$2.56	$2.34	$2.35	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	76	89	98	125	136	130	170	197	234	396
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87	$1.90
Accumulation unit value at end of period	$1.43	$1.16	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	202	346	375	466	593	845	985	1,098	2,362	3,024
AB VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.58	$2.56	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97	$1.64
Accumulation unit value at end of period	$3.34	$2.58	$2.56	$2.34	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	37	40	63	68	70	74	96	99	254	246
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10	$1.14
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.32	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	399	540	659	765	1,031	1,063	1,273	1,802	1,933	1,844
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.61	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96	$1.78
Accumulation unit value at end of period	$1.93	$1.50	$1.61	$1.63	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.91	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.10	$1.91	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69	$1.21
Accumulation unit value at end of period	$2.37	$1.82	$1.78	$1.70	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	72	96	102	136	231	327	443	578	651	646
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88	$1.22
Accumulation unit value at end of period	$2.24	$2.09	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	18	19	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03
Accumulation unit value at end of period	$2.18	$1.78	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72	$1.27
Accumulation unit value at end of period	$2.28	$1.86	$1.75	$1.77	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	219	386	468	559	743	1,004	1,308	1,843	2,052	2,152
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$3.03	$2.71	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39	$2.36
Accumulation unit value at end of period	$3.41	$3.03	$2.71	$2.84	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	165	190	222	269	414	581	733	944	3,871	3,515
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.96	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26	$2.76
Accumulation unit value at end of period	$2.93	$2.03	$1.96	$2.19	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	74	114	130	145	193	223	287	312	959	1,340
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,796	3,076	2,399	2,454	2,642	2,899	3,507	4,248	4,950	4,388
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89	$1.21
Accumulation unit value at end of period	$2.16	$2.06	$1.87	$1.92	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	18	19	26	41	57	76	93	137	416	453
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96	$1.20
Accumulation unit value at end of period	$2.08	$1.99	$1.82	$1.87	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	59	79	25	33	40	48	54	82	2,633	1,616
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04	$1.13
Accumulation unit value at end of period	$1.44	$1.41	$1.37	$1.39	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	228	244	289	382	489	566	648	906	6,388	6,055

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	87

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.29	$2.30	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85	$1.55
Accumulation unit value at end of period	$2.88	$2.29	$2.30	$2.14	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	9	10	14	18	32	104	679
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.63	$2.39	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04	$1.69
Accumulation unit value at end of period	$3.14	$2.63	$2.39	$2.41	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	199	204	205	226	259	268	391	500	420	387
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.29	$2.28	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88	$1.62
Accumulation unit value at end of period	$2.77	$2.29	$2.28	$2.19	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	11	27	31	40	45	62	99	120	140	149
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.66	$1.49	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.60	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02	$1.74
Accumulation unit value at end of period	$1.86	$1.48	$1.60	$1.55	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.80	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78	$1.30
Accumulation unit value at end of period	$2.52	$2.12	$1.80	$1.92	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	13	13	14	14	15	15
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.42	$1.85	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97	$1.37
Accumulation unit value at end of period	$2.72	$2.42	$1.85	$2.01	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	20	21	23	28	33	40	44	64	2,489	1,523
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01	$1.05
Accumulation unit value at end of period	$1.09	$1.07	$1.06	$1.07	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	140	160	199	229	426	520	536	816	1,906	1,317
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	8	8	8	10	10	10	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09
Accumulation unit value at end of period	$1.36	$1.35	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	29	34	48	72	92	106	132	197	4,718	2,607
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	36	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.55	$1.31	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	8	10	15	28	41	57	60	84	4,994	2,478
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.01	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81	$1.29
Accumulation unit value at end of period	$2.72	$2.39	$2.01	$2.04	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	9	9	9	6	6	11	11
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.04	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75	$1.28
Accumulation unit value at end of period	$2.62	$2.31	$2.04	$2.12	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.03	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21
Accumulation unit value at end of period	$2.93	$2.09	$2.03	$1.95	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	25	41	46	61	91	133	178	222	291	352
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88	$1.27
Accumulation unit value at end of period	$2.23	$1.78	$1.68	$1.75	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

88	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.07	$0.85	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95	$1.55
Accumulation unit value at end of period	$1.40	$1.11	$1.14	$1.20	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98
Accumulation unit value at end of period	$1.24	$1.22	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	8	11	14	19	29	36	59	77	1,968	1,437
Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.03	$2.85	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21	$2.15
Accumulation unit value at end of period	$3.62	$3.03	$2.85	$2.88	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	405	538	626	749	1,000	1,307	1,754	2,269	3,503	4,942
Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.49	$2.52	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96	$1.85
Accumulation unit value at end of period	$3.31	$2.49	$2.52	$2.39	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	36	25	23	28	30	49	79	80	80	149
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04	$1.09
Accumulation unit value at end of period	$1.41	$1.38	$1.34	$1.37	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	147	179	233	280	392	522	606	813	3,324	2,970
Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.81	$3.46	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48	$2.49
Accumulation unit value at end of period	$4.52	$3.81	$3.46	$3.57	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	125	131	154	202	268	386	545	667	1,469	1,963
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.06	$2.20	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41	$2.55
Accumulation unit value at end of period	$2.63	$2.06	$2.20	$2.17	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	70	126	134	161	193	262	360	396	621	706
Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.93	$1.95	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06	$1.87
Accumulation unit value at end of period	$2.10	$1.93	$1.95	$1.97	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	14	14	13	13	13	16	21	20	69	136
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.62	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93	$1.34
Accumulation unit value at end of period	$1.97	$1.82	$1.62	$1.77	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	51	62	129	155	130	118	81
Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.07	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11	$1.80
Accumulation unit value at end of period	$2.52	$2.37	$2.07	$2.21	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	490	551	662	722	865	1,002	1,129	1,540	2,039	2,708
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.81	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88	$1.23
Accumulation unit value at end of period	$2.45	$2.07	$1.81	$1.90	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.60	$2.81	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31	$1.98
Accumulation unit value at end of period	$3.92	$3.60	$2.81	$3.08	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	134	143	168	176	207	217	223	259	298	327
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.66	$2.59	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03	$1.83
Accumulation unit value at end of period	$3.18	$2.66	$2.59	$2.71	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	34	36	35	36	56	57	97	119	108	170
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.43	$2.18	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96	$1.55
Accumulation unit value at end of period	$2.66	$2.43	$2.18	$2.43	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	85	120	140	167	244	368	487	617	1,575	1,810
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.81	$1.48	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	89

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	6	16	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.67	$2.32	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08	$1.70
Accumulation unit value at end of period	$3.09	$2.67	$2.32	$2.51	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	279	443	525	622	872	1,278	1,697	2,199	3,548	4,208
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15
Accumulation unit value at end of period	$1.76	$1.58	$1.46	$1.58	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	15	15	—	3
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.62	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03
Accumulation unit value at end of period	$1.85	$1.62	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.81	$2.39	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20	$1.80
Accumulation unit value at end of period	$3.16	$2.81	$2.39	$2.51	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	27	38	68	91	107	117	158
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.22	$1.01	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	18	25	29	39	47	58	59	75	3,814	1,390
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94	$1.34
Accumulation unit value at end of period	$2.08	$1.84	$1.65	$1.75	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	14	19	23	26	39	54	74	88	99	106
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	16	19	14	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.90	$1.64	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80	$1.70
Accumulation unit value at end of period	$2.20	$1.90	$1.64	$1.86	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	153	180	206	253	372	482	658	766	843	1,011
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05
Accumulation unit value at end of period	$1.86	$1.48	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	6	18	22	33	42	55	61	94	4,026	3,261
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	46	48	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.84	$2.65	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96	$1.62
Accumulation unit value at end of period	$3.53	$2.84	$2.65	$2.75	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	15	39	69	72	72	58
MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.98	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45
Accumulation unit value at end of period	$2.19	$1.98	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	476	501	568	722	696	874	986	1,298	1,781	2,179
MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$4.00	$3.65	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94	$3.17
Accumulation unit value at end of period	$4.51	$4.00	$3.65	$4.35	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	11	12	16	17	18	38	37	51	67	104
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85
Accumulation unit value at end of period	$1.06	$0.98	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	2	8	8	11	13	13	14	22	856	1,093
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.78	$1.31	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

90	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.90	$3.71	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49	$2.44
Accumulation unit value at end of period	$3.96	$3.90	$3.71	$3.69	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	16	27	33
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.74	$2.61	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07	$1.75
Accumulation unit value at end of period	$2.77	$2.74	$2.61	$2.60	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	16	24	27	38	46	58	74	110	127
Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.11	$2.20	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90	$1.69
Accumulation unit value at end of period	$2.63	$2.11	$2.20	$2.16	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	175	269	286	363	544	740	920	1,144	1,106	1,311
Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.88	$2.93	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36	$2.32
Accumulation unit value at end of period	$3.86	$2.88	$2.93	$2.87	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	20	34	53	54	62	75	115	125	159	260
Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.71	$1.63	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18	$1.40
Accumulation unit value at end of period	$1.78	$1.71	$1.63	$1.70	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	529	554	631	730	1,004	1,213	1,391	2,225	6,038	5,900
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.62	$3.13	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22	$2.00
Accumulation unit value at end of period	$4.06	$3.62	$3.13	$3.38	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	36	45	49	58	59	117	136	197	263
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03
Accumulation unit value at end of period	$1.40	$1.25	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	15	19	24	33	40	53	98	2,141	2,849
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.69	$3.08	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13	$1.38
Accumulation unit value at end of period	$3.06	$2.69	$3.08	$2.90	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	12	12	13	16	18	19	20	27	37	114
Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26	$2.28
Accumulation unit value at end of period	$2.25	$1.80	$1.88	$1.90	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	109	109	120	129	154	174	213	252	352	387
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.40	$2.21	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91	$1.51
Accumulation unit value at end of period	$2.91	$2.40	$2.21	$2.28	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	8
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.70	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74	$1.24
Accumulation unit value at end of period	$2.27	$2.14	$1.70	$1.81	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2	6	7	9	10	11	12	13	16	17
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.90	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.41	$1.90	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	—	—
Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.05	$1.95	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35	$2.30
Accumulation unit value at end of period	$2.36	$2.05	$1.95	$2.11	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	70	91	105	123	188	230	281	330	321	465
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.94	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41	$1.34
Accumulation unit value at end of period	$1.97	$1.96	$1.94	$2.05	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	115	175	203	254	334	427	538	772	2,669	2,507
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.40	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83	$1.45
Accumulation unit value at end of period	$1.76	$1.51	$1.40	$1.52	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	13	25	26	27	27	27

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	91

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	523	529	589	600	842	1,236	1,231	1,266	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.50	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,022	2,298	3,276	3,307	3,727	5,068	5,664	5,833	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,337	1,554	1,695	2,672	2,949	3,017	2,957	2,428	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.17	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,167	1,551	1,691	2,273	2,629	2,486	3,291	4,049	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	20	21	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	543	291	303	156	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,527	2,741	2,731	3,265	2,140	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,867	3,481	3,398	3,441	791	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,767	13,283	19,020	25,187	25,933	27,016	27,920	24,757	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,416	15,758	18,468	24,436	30,052	34,020	38,730	43,542	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.42	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,582	6,381	10,611	14,425	15,242	16,604	16,916	16,512	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,145	5,366	6,821	9,976	13,079	17,506	21,491	22,169	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.25	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,462	2,057	2,367	3,288	3,797	4,130	4,366	3,852	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,735	2,056	2,472	3,712	5,838	7,500	8,658	8,344	—	—

92	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$3.28	$2.65	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29	$1.91
Accumulation unit value at end of period	$3.46	$3.28	$2.65	$2.97	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	91	136	166	188	248	365	463	603	946	1,111
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.36	$2.43	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19	$2.23
Accumulation unit value at end of period	$3.09	$2.36	$2.43	$2.47	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	58	65	72	89	124	172	221	255	972	1,290
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.10	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83	$1.39
Accumulation unit value at end of period	$2.77	$2.35	$2.10	$2.15	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	56	88	104	131	182	277	356	475	1,369	1,352
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.84	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91	$1.31
Accumulation unit value at end of period	$2.16	$1.95	$1.84	$1.85	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.97	$1.94	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41	$2.45
Accumulation unit value at end of period	$2.41	$1.97	$1.94	$1.93	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	71	83	103	119	177	221	290	347	515	562
Wells Fargo VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.15	$3.18	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23	$1.73
Accumulation unit value at end of period	$4.17	$3.15	$3.18	$3.19	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	145	189	217	273	326	426	571	747	903	1,054
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.76	$1.59	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.08	$1.76	$1.59	$1.66	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	159	226	254	311	369	465	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.22	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87	$1.50
Accumulation unit value at end of period	$2.92	$2.35	$2.22	$2.32	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	45	68	82	113	135	197	298	368	4	4

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.40	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.40	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	13	12	13	13	13	13	13	12	13	13
AB VPS Global Thematic Growth Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$0.52	$0.53	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28	$0.55
Accumulation unit value at end of period	$0.69	$0.52	$0.53	$0.52	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28
Number of accumulation units outstanding at end of period (000 omitted)	229	296	315	383	446	705	994	1,156	1,328	1,522
AB VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.38	$2.18	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97	$1.66
Accumulation unit value at end of period	$2.78	$2.38	$2.18	$2.18	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2	27	69	72	69	202	236	252	229	229
AB VPS Intermediate Bond Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$1.70	$1.65	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23	$1.34
Accumulation unit value at end of period	$1.72	$1.70	$1.65	$1.68	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	97	98	101	105	166	358	381	762	992	1,228

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	93

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87	$1.90
Accumulation unit value at end of period	$1.42	$1.15	$1.18	$1.17	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	422	582	693	892	1,408	1,825	1,892	1,759	2,470	3,015
AB VPS Large Cap Growth Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45	$0.76
Accumulation unit value at end of period	$1.54	$1.19	$1.18	$1.08	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45
Number of accumulation units outstanding at end of period (000 omitted)	348	416	425	476	798	835	1,033	1,121	1,364	1,741
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10	$1.13
Accumulation unit value at end of period	$1.32	$1.29	$1.26	$1.31	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	496	631	809	936	1,513	1,762	1,633	1,955	1,983	1,853
American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68	$1.25
Accumulation unit value at end of period	$1.35	$1.05	$1.13	$1.14	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.90	$1.58	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.09	$1.90	$1.58	$1.63	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	13	3	4	4	27	30	—
American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66	$1.14
Accumulation unit value at end of period	$2.24	$1.72	$1.68	$1.61	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	43	43	43	43	43	43	43	54	54	11
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.75	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88	$1.22
Accumulation unit value at end of period	$2.22	$2.08	$1.75	$1.86	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	10	17	18	18	21	31	61	61	60	66
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.77	$1.70	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.17	$1.77	$1.70	$1.81	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	—	—	—	18	25	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75	$1.09
Accumulation unit value at end of period	$1.76	$1.56	$1.49	$1.49	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	436	454	476	604	645	779	789	915	1,004	1,330
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47	$0.83
Accumulation unit value at end of period	$1.49	$1.22	$1.15	$1.16	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	509	705	829	1,084	1,468	2,174	2,569	3,124	3,726	3,771
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$2.48	$2.22	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14	$1.94
Accumulation unit value at end of period	$2.79	$2.48	$2.22	$2.32	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	406	459	558	703	1,183	1,507	1,619	1,778	3,850	4,036
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.95	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26	$2.76
Accumulation unit value at end of period	$2.91	$2.01	$1.95	$2.18	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	130	193	252	286	449	467	544	504	874	1,256
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10	$1.10
Accumulation unit value at end of period	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,737	1,660	536	528	605	1,130	1,085	1,373	2,289	3,556
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$2.13	$1.93	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93	$1.26
Accumulation unit value at end of period	$2.23	$2.13	$1.93	$1.99	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	350	441	578	666	916	1,066	1,230	1,699	2,044	1,953
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84	$1.06
Accumulation unit value at end of period	$1.82	$1.74	$1.60	$1.64	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	25	26	10	11	16	36	40	58	1,729	1,172
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.59	$1.55	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18	$1.28
Accumulation unit value at end of period	$1.63	$1.59	$1.55	$1.57	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	256	347	479	534	582	679	670	833	3,776	3,697

94	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$0.85	$0.85	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32	$0.58
Accumulation unit value at end of period	$1.07	$0.85	$0.85	$0.79	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32
Number of accumulation units outstanding at end of period (000 omitted)	12	41	50	59	76	221	178	194	200	505
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.61	$2.38	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04	$1.68
Accumulation unit value at end of period	$3.11	$2.61	$2.38	$2.39	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	5	11	36	38	57	48
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.21	$2.20	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85	$1.57
Accumulation unit value at end of period	$2.68	$2.21	$2.20	$2.12	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	40	56	66	84	114	159	176	201	224	301
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.08	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69	$1.18
Accumulation unit value at end of period	$1.26	$1.00	$1.08	$1.05	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	6	6	6	6	6	6	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.48	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64	$1.07
Accumulation unit value at end of period	$2.07	$1.74	$1.48	$1.58	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83	$1.37
Accumulation unit value at end of period	$2.65	$2.40	$2.14	$2.25	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	54	70	74	90	107	190	202	209	231	254
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70	$0.99
Accumulation unit value at end of period	$1.96	$1.75	$1.34	$1.45	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	3	4	8	19	14	30	94	90	2,111	1,614
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.23	$1.22	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16	$1.21
Accumulation unit value at end of period	$1.25	$1.23	$1.22	$1.23	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	253	257	286	298	493	526	627	537	1,126	824
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.47	$0.47	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	12	16	21	21	21	21	78	78	76	9
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.34	$1.25	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07	$1.09
Accumulation unit value at end of period	$1.35	$1.34	$1.25	$1.29	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	34	35	49	55	73	133	142	183	2,499	1,415
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	42	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.54	$1.30	$1.20	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	26	28	47	48	57	81	85	114	3,147	1,936
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.00	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80	$1.29
Accumulation unit value at end of period	$2.70	$2.37	$2.00	$2.03	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57	$0.98
Accumulation unit value at end of period	$1.98	$1.75	$1.54	$1.61	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.02	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21
Accumulation unit value at end of period	$2.91	$2.07	$2.02	$1.94	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	54	77	97	136	233	296	308	353	454	550

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	95

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2003)
Accumulation unit value at beginning of period	$2.51	$2.31	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01	$1.56
Accumulation unit value at end of period	$2.85	$2.51	$2.31	$2.42	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.67	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88	$1.27
Accumulation unit value at end of period	$2.21	$1.77	$1.67	$1.74	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	3	9	9	9	9	68	121	121	121	160
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.91	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.06	$0.85	$0.91	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	44	44	47	47	47	47	47	47	44	2
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.77	$0.80	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67	$1.09
Accumulation unit value at end of period	$0.98	$0.77	$0.80	$0.84	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70	$0.98
Accumulation unit value at end of period	$1.23	$1.21	$1.13	$1.16	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	48	49	54	55	54	82	78	91	1,181	987
Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.92	$1.82	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86	$1.33
Accumulation unit value at end of period	$2.19	$1.92	$1.82	$1.85	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$2.82	$2.66	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13	$2.01
Accumulation unit value at end of period	$3.37	$2.82	$2.66	$2.69	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	362	486	629	814	1,461	2,007	2,315	2,604	3,380	4,458
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.72	$2.69	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02	$1.77
Accumulation unit value at end of period	$3.31	$2.72	$2.69	$2.71	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70	$1.22
Accumulation unit value at end of period	$2.07	$1.80	$1.58	$1.64	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	464	508	544	700	864	1,191	1,378	1,500	1,719	2,275
Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.98	$1.74	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.36
Accumulation unit value at end of period	$2.28	$1.98	$1.74	$1.82	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.75	$1.77	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68	$1.30
Accumulation unit value at end of period	$2.32	$1.75	$1.77	$1.68	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	23	23	23	24	41	44
Fidelity® VIP High Income Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.11	$1.88	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06	$1.44
Accumulation unit value at end of period	$2.22	$2.11	$1.88	$1.98	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01	$1.06
Accumulation unit value at end of period	$1.37	$1.33	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	45	87	103	111	133	196	204	233	1,696	1,797
Fidelity® VIP Mid Cap Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$3.65	$3.31	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41	$2.36
Accumulation unit value at end of period	$4.33	$3.65	$3.31	$3.41	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	266	298	314	376	468	625	886	1,212	1,482	1,817
Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$3.31	$3.00	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29	$2.17
Accumulation unit value at end of period	$3.92	$3.31	$3.00	$3.10	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	78	90	101	136	225	411	487	501	984	1,263
Fidelity® VIP Overseas Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66	$1.19
Accumulation unit value at end of period	$1.25	$0.97	$1.04	$1.02	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	146	181	183	246	251	408	428	470	544	1,476

96	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.04	$2.19	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40	$2.54
Accumulation unit value at end of period	$2.61	$2.04	$2.19	$2.15	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	143	201	230	295	426	645	704	681	782	835
Franklin Global Real Estate VIP Fund – Class 2 (02/11/2000)
Accumulation unit value at beginning of period	$2.59	$2.61	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43	$2.52
Accumulation unit value at end of period	$2.81	$2.59	$2.61	$2.64	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	99	108	118	138	179	294	353	344	398	432
Franklin Income VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14	$1.65
Accumulation unit value at end of period	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	60	63	105	116	125	149	149	130	136	117
Franklin Mutual Shares VIP Fund – Class 2 (02/11/2000)
Accumulation unit value at beginning of period	$2.51	$2.19	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19	$1.92
Accumulation unit value at end of period	$2.67	$2.51	$2.19	$2.35	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	465	621	651	748	814	954	1,086	1,205	1,461	1,611
Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74	$1.03
Accumulation unit value at end of period	$2.03	$1.71	$1.50	$1.58	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.97	$2.32	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08	$1.64
Accumulation unit value at end of period	$3.24	$2.97	$2.32	$2.54	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	9	9	9	19	34	39
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.95	$1.90	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76	$1.35
Accumulation unit value at end of period	$2.33	$1.95	$1.90	$1.99	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	17	19	18	18	24	24	25	37	44	40
Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.86	$0.89	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59	$1.11
Accumulation unit value at end of period	$1.07	$0.86	$0.89	$0.90	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	54	58	60	77	86	122	158	202	248	287
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$3.32	$2.98	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31	$2.12
Accumulation unit value at end of period	$3.63	$3.32	$2.98	$3.33	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	105	128	169	205	371	621	744	776	1,228	1,396
Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.39	$1.39	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52	$0.91
Accumulation unit value at end of period	$1.79	$1.39	$1.39	$1.36	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	38	61	62	67	70	200	275	314	485	402
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63	$1.01
Accumulation unit value at end of period	$1.95	$1.59	$1.46	$1.49	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	110	293	300	274	298	363	426	501	530	1,149
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	231	240	278	352	350	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	41	41	66	56	118	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.56	$2.22	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04	$1.64
Accumulation unit value at end of period	$2.96	$2.56	$2.22	$2.41	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	346	452	609	763	1,400	1,992	2,329	2,574	3,442	3,872
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.80	$1.61	$1.49	$1.60	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	352	369	375	412	582	611	812	1,217	1,457	1,848
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.57	$1.45	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78	$1.14
Accumulation unit value at end of period	$1.75	$1.57	$1.45	$1.57	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	97

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.61	$1.86	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.84	$1.61	$1.86	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.62	$2.23	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12	$1.69
Accumulation unit value at end of period	$2.94	$2.62	$2.23	$2.34	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	7	7
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.21	$1.00	$1.03	$1.07	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	27	28	32	32	35	51	53	71	2,362	1,099
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78	$1.12
Accumulation unit value at end of period	$1.73	$1.53	$1.37	$1.46	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.38	$1.39	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	20	34	68	88	260	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.36	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	10	15	84	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.75	$1.51	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74	$1.56
Accumulation unit value at end of period	$2.02	$1.75	$1.51	$1.71	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	19	20	22	43	45	73	92
Janus Henderson Enterprise Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.99	$0.90	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31	$0.57
Accumulation unit value at end of period	$1.24	$0.99	$0.90	$0.88	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31
Number of accumulation units outstanding at end of period (000 omitted)	240	296	306	351	460	510	604	919	1,057	1,535
Janus Henderson Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.88	$0.79	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27	$0.49
Accumulation unit value at end of period	$1.26	$0.88	$0.79	$0.76	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27
Number of accumulation units outstanding at end of period (000 omitted)	63	54	53	61	87	104	170	236	298	374
Janus Henderson Overseas Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.89	$0.96	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69	$1.46
Accumulation unit value at end of period	$1.14	$0.89	$0.96	$1.07	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	821	854	869	968	1,102	1,155	1,338	1,754	2,102	2,694
Janus Henderson Research Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43	$0.72
Accumulation unit value at end of period	$1.26	$1.01	$1.02	$0.99	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	314	376	397	522	684	756	1,021	1,621	5,519	5,464
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$2.69	$2.47	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32	$1.00	—
Accumulation unit value at end of period	$3.24	$2.69	$2.47	$2.49	$2.22	$1.65	$1.43	$1.48	$1.32	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	33	33	48	60	59	59	87	—
Lazard Retirement International Equity Portfolio – Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79	$1.27
Accumulation unit value at end of period	$1.37	$1.14	$1.21	$1.21	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	18	21	38	43	45	54	48	43	54	199
Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79	$1.25
Accumulation unit value at end of period	$2.05	$1.77	$1.64	$1.76	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	68	69	83	84	95	92	102	123	126	143
LVIP Baron Growth Opportunities Fund – Service Class (02/11/2000)
Accumulation unit value at beginning of period	$2.79	$2.68	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00	$1.67
Accumulation unit value at end of period	$3.49	$2.79	$2.68	$2.86	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	48	61	65	76	125	164	195	216	256	321
MFS® Investors Trust Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$2.66	$2.49	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15	$1.75
Accumulation unit value at end of period	$3.23	$2.66	$2.49	$2.52	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

98	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.96	$1.84	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87	$1.32
Accumulation unit value at end of period	$2.37	$1.96	$1.84	$1.87	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	10	10	10	10	10
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$1.58	$1.48	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53	$0.89
Accumulation unit value at end of period	$1.98	$1.58	$1.48	$1.53	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	127	149	162	210	249	277	439	540	571	676
MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.03	$1.89	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69	$1.16
Accumulation unit value at end of period	$2.52	$2.03	$1.89	$1.97	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	10	—
MFS® Research Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$1.53	$1.43	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62	$0.98
Accumulation unit value at end of period	$1.86	$1.53	$1.43	$1.44	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	478	504	518	559	766	861	942	1,055	1,207	1,335
MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.78	$1.66	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00	$1.31
Accumulation unit value at end of period	$1.97	$1.78	$1.66	$1.70	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	44	47	52	61	63	65	90	113	317	466
MFS® Utilities Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$2.30	$2.09	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10	$1.79
Accumulation unit value at end of period	$2.60	$2.30	$2.09	$2.49	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	155	228	233	286	329	391	506	569	728	1,193
MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$3.30	$3.01	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61	$2.63
Accumulation unit value at end of period	$3.72	$3.30	$3.01	$3.59	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	17	21	24	32	30	34	52	54	51	45
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85
Accumulation unit value at end of period	$1.06	$0.98	$0.97	$0.99	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	4	497	810
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.45	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.77	$1.30	$1.45	$1.57	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	16	16	16	16
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.54	$3.37	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36	$2.23
Accumulation unit value at end of period	$3.59	$3.54	$3.37	$3.35	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	10	11	12	12	13	21	31
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61	$1.00
Accumulation unit value at end of period	$1.58	$1.56	$1.49	$1.48	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.98	$2.07	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85	$1.59
Accumulation unit value at end of period	$2.47	$1.98	$2.07	$2.03	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	60	64	74	79	85	90	111	117	158	164
Oppenheimer Global Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.55	$2.59	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21	$2.06
Accumulation unit value at end of period	$3.42	$2.55	$2.59	$2.54	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8	10	9	10	15	123	125	127	136	155
Oppenheimer Global Strategic Income Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.59	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15	$1.37
Accumulation unit value at end of period	$1.74	$1.66	$1.59	$1.66	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	414	489	689	794	1,244	1,255	1,346	1,498	3,647	3,319
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$3.37	$2.91	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14	$1.87
Accumulation unit value at end of period	$3.78	$3.37	$2.91	$3.15	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	24	32	38	38	41	76	79	91	73

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	99

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85	$1.03
Accumulation unit value at end of period	$1.39	$1.25	$1.12	$1.25	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	19	21	30	29	41	76	85	106	1,414	2,026
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.55	$2.92	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08	$1.32
Accumulation unit value at end of period	$2.90	$2.55	$2.92	$2.76	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14	18	19	21	22	28	59	46	50	58
Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89	$1.19
Accumulation unit value at end of period	$1.66	$1.60	$1.59	$1.64	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.42	$1.48	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00	$1.81
Accumulation unit value at end of period	$1.77	$1.42	$1.48	$1.51	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	16	19	19	19	21	23	56
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.38	$2.20	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91	$1.50
Accumulation unit value at end of period	$2.89	$2.38	$2.20	$2.27	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.69	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74	$1.24
Accumulation unit value at end of period	$2.25	$2.12	$1.69	$1.80	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	1	1	4	57	49	9
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.89	$1.78	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.40	$1.89	$1.78	$1.82	$1.63	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (02/11/2000)
Accumulation unit value at beginning of period	$3.33	$2.82	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59	$2.85
Accumulation unit value at end of period	$3.44	$3.33	$2.82	$3.28	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	101	149	155	273	301	316	334	365	451	472
Royce Capital Fund – Small-Cap Portfolio, Investment Class (02/11/2000)
Accumulation unit value at beginning of period	$4.45	$3.74	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92	$2.68
Accumulation unit value at end of period	$4.62	$4.45	$3.74	$4.31	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	50	61	63	73	96	126	174	196	240	333
Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10	$1.87
Accumulation unit value at end of period	$1.90	$1.66	$1.57	$1.71	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	103	169	168	195	229	337	348	443	472	440
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.92	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40	$1.34
Accumulation unit value at end of period	$1.96	$1.95	$1.92	$2.04	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	159	231	312	347	514	603	643	702	1,801	1,726
Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63	$1.11
Accumulation unit value at end of period	$1.34	$1.15	$1.06	$1.15	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	84	91	94	94	105	116	118	134	134	96
Third Avenue Value Portfolio (02/11/2000)
Accumulation unit value at beginning of period	$2.81	$2.54	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51	$2.73
Accumulation unit value at end of period	$3.14	$2.81	$2.54	$2.84	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	67	106	116	138	170	245	277	355	445	611
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.47	$1.42	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	159	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.50	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,136	1,474	1,614	2,188	2,319	2,828	2,891	—	—

100	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	190	598	192	202	236	434	299	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,332	1,502	1,495	1,990	2,288	2,762	2,903	3,043	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	490	296	298	601	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.02	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,155	1,756	1,428	1,280	535	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,376	1,530	1,821	1,882	1,009	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,548	1,862	1,885	3,295	290	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	861	897	1,005	869	1,407	1,230	945	568	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.34	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,225	5,353	6,326	8,423	11,948	13,087	14,574	16,510	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	232	280	399	518	775	805	380	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.40	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.42	$1.37	$1.40	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,079	3,450	4,020	5,768	7,353	10,024	10,819	11,466	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	209	212	1,264	782	677	959	638	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,923	2,268	2,765	2,514	3,457	4,763	5,254	5,295	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/31/2002)
Accumulation unit value at beginning of period	$3.02	$2.44	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19	$1.77
Accumulation unit value at end of period	$3.18	$3.02	$2.44	$2.74	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	199	248	337	420	640	880	970	1,053	1,308	1,474
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	101

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (02/11/2000)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66	$1.22
Accumulation unit value at end of period	$1.69	$1.29	$1.33	$1.35	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	159	180	208	245	310	375	471	488	1,424	2,260
Wanger USA (02/11/2000)
Accumulation unit value at beginning of period	$2.39	$2.14	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85	$1.42
Accumulation unit value at end of period	$2.82	$2.39	$2.14	$2.19	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	436	488	545	631	839	1,098	1,184	1,298	1,959	2,236
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.39	$2.25	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12	$1.61
Accumulation unit value at end of period	$2.64	$2.39	$2.25	$2.26	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	47	48	58	49	49	76
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.74	$1.71	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25	$2.18
Accumulation unit value at end of period	$2.13	$1.74	$1.71	$1.71	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	31	36	39	43	54	76	100
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.94	$2.98	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16	$1.62
Accumulation unit value at end of period	$3.90	$2.94	$2.98	$2.98	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	231	324	399	525	940	1,346	1,486	1,623	30	47
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.75	$1.59	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.08	$1.75	$1.59	$1.66	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	61	66	71	79	86	94	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$3.68	$3.47	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36	$2.36
Accumulation unit value at end of period	$4.56	$3.68	$3.47	$3.64	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	29	6	—	—
Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00
Accumulation unit value at end of period	$1.63	$1.43	$1.39	$1.40	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	8	8	8	8
AB VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.74	$1.79	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86
Accumulation unit value at end of period	$2.34	$1.74	$1.79	$1.77	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	15	16	16	39	39	42	42	43	63	43
AB VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.53	$2.31	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03	$1.77
Accumulation unit value at end of period	$2.95	$2.53	$2.31	$2.32	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	80	87	113	221	225	233	236	346	400
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87	$1.89
Accumulation unit value at end of period	$1.41	$1.15	$1.17	$1.17	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	415	535	601	776	990	1,863	2,247	2,294	4,385	5,396
AB VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.54	$2.52	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97	$1.64
Accumulation unit value at end of period	$3.29	$2.54	$2.52	$2.31	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	14	15	43	110	120	137
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09	$1.13
Accumulation unit value at end of period	$1.31	$1.28	$1.25	$1.30	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	506	542	668	901	1,292	1,791	2,262	2,949	3,153	2,978

102	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.59	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77
Accumulation unit value at end of period	$1.91	$1.48	$1.59	$1.61	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.90	$1.57	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.08	$1.90	$1.57	$1.62	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	12	25
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69	$1.20
Accumulation unit value at end of period	$2.34	$1.80	$1.76	$1.68	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	193	277	327	453	619	1,269	1,456	1,853	2,037	2,115
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.74	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88	$1.22
Accumulation unit value at end of period	$2.20	$2.06	$1.74	$1.85	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	12	56
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.76	$1.69	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.16	$1.76	$1.69	$1.80	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	14	16	41	44	48	10	10	10	22	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46	$0.81
Accumulation unit value at end of period	$1.44	$1.18	$1.11	$1.12	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	378	549	705	979	1,402	1,936	2,409	3,157	3,716	3,845
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.48	$2.22	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14	$1.95
Accumulation unit value at end of period	$2.78	$2.48	$2.22	$2.32	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	357	430	495	581	859	1,769	2,320	2,716	8,325	7,708
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.94	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25	$2.75
Accumulation unit value at end of period	$2.89	$2.00	$1.94	$2.16	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	133	193	236	270	346	542	677	682	1,688	2,430
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	838	1,043	550	656	741	903	1,702	2,115	3,351	3,612
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92	$1.25
Accumulation unit value at end of period	$2.20	$2.10	$1.91	$1.97	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	73	118	167	203	286	466	702	858	1,039	1,295
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.96	$1.80	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95	$1.19
Accumulation unit value at end of period	$2.06	$1.96	$1.80	$1.85	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	113	136	41	51	81	123	177	244	4,591	2,818
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04	$1.13
Accumulation unit value at end of period	$1.42	$1.39	$1.35	$1.37	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	420	487	508	563	665	752	1,084	1,363	10,096	9,685
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.27	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84	$1.54
Accumulation unit value at end of period	$2.84	$2.26	$2.27	$2.11	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	17	20
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.59	$2.36	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04	$1.68
Accumulation unit value at end of period	$3.09	$2.59	$2.36	$2.38	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	44	40	147	214	217	233	245	292	293	282
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.26	$2.25	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87	$1.61
Accumulation unit value at end of period	$2.73	$2.26	$2.25	$2.17	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	3	6	12	18	24	35	42	47	71	96
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.32	$1.41	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	6	6

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	103

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.59	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01	$1.73
Accumulation unit value at end of period	$1.84	$1.47	$1.59	$1.54	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	7
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.78	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77	$1.30
Accumulation unit value at end of period	$2.49	$2.09	$1.78	$1.90	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.13	$1.90	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73	$1.22
Accumulation unit value at end of period	$2.35	$2.13	$1.90	$2.00	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	22	22	23	23	23	30	31
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$1.83	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96	$1.36
Accumulation unit value at end of period	$2.68	$2.39	$1.83	$1.99	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	24	31	35	45	69	130	177	242	4,708	3,368
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15	$1.20
Accumulation unit value at end of period	$1.23	$1.21	$1.20	$1.21	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	445	462	496	524	676	762	920	995	2,247	1,818
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.47	$0.42	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.47	$0.47	$0.42	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	15	17	17	19	19	19	19	19	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.25	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07	$1.09
Accumulation unit value at end of period	$1.34	$1.33	$1.25	$1.29	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	166	241	183	210	310	381	459	610	7,030	3,656
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	69	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.53	$1.29	$1.20	$1.21	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	42	58	62	82	145	270	366	487	9,716	5,598
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.99	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80	$1.29
Accumulation unit value at end of period	$2.69	$2.36	$1.99	$2.02	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	13
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.01	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75	$1.28
Accumulation unit value at end of period	$2.58	$2.28	$2.01	$2.10	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.01	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70	$1.21
Accumulation unit value at end of period	$2.89	$2.06	$2.01	$1.93	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	56	82	99	134	188	349	402	501	618	787
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72
Accumulation unit value at end of period	$1.30	$1.15	$1.06	$1.11	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	18	18	18	18	21	29	43
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.66	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26
Accumulation unit value at end of period	$2.20	$1.76	$1.66	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.91	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.05	$0.84	$0.91	$0.91	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95	$1.54
Accumulation unit value at end of period	$1.38	$1.09	$1.13	$1.18	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	7

104	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98
Accumulation unit value at end of period	$1.23	$1.21	$1.12	$1.15	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	70	75	82	96	118	158	218	280	3,435	2,725
Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.98	$2.82	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20	$2.13
Accumulation unit value at end of period	$3.57	$2.98	$2.82	$2.85	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	795	830	939	1,160	1,688	2,720	3,597	4,273	5,868	8,454
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.26	$2.23	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85	$1.48
Accumulation unit value at end of period	$2.74	$2.26	$2.23	$2.25	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.46	$2.49	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95	$1.84
Accumulation unit value at end of period	$3.26	$2.46	$2.49	$2.37	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	23	23	23	23	61	67
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01	$1.37
Accumulation unit value at end of period	$2.11	$2.00	$1.78	$1.89	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	18	25	25	25	25	25	19	19	19
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03	$1.09
Accumulation unit value at end of period	$1.39	$1.36	$1.32	$1.36	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	374	410	454	625	860	1,334	1,549	1,827	5,936	5,462
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.45	$3.14	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35	$2.28
Accumulation unit value at end of period	$4.10	$3.45	$3.14	$3.24	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	135	175	201	259	395	569	740	844	2,215	2,876
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.03	$2.18	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40	$2.54
Accumulation unit value at end of period	$2.59	$2.03	$2.18	$2.14	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	81	109	126	178	225	349	447	493	554	631
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.30	$2.32	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27	$2.24
Accumulation unit value at end of period	$2.49	$2.30	$2.32	$2.35	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	16	23	24	61	79	103	112
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14	$1.65
Accumulation unit value at end of period	$2.41	$2.23	$1.99	$2.18	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	141	125	220	223	247	249	422	433	456	528
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.32	$2.04	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10	$1.78
Accumulation unit value at end of period	$2.48	$2.32	$2.04	$2.18	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	407	490	577	658	831	1,178	1,501	1,886	2,268	2,938
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22
Accumulation unit value at end of period	$2.42	$2.04	$1.79	$1.88	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	1	1	6	6	6	6	5	7	16	15
Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$2.67	$2.08	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98	$1.48
Accumulation unit value at end of period	$2.90	$2.67	$2.08	$2.28	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	46	69	76	91	92	84	106	114	186	253
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.91	$0.89	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36	$0.63
Accumulation unit value at end of period	$1.09	$0.91	$0.89	$0.93	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	27	72	112	181	192	274	378	425	493	554
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.58	$4.10	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82	$2.94
Accumulation unit value at end of period	$5.01	$4.58	$4.10	$4.59	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	90	115	143	172	244	444	575	685	1,547	1,775
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61	$0.99
Accumulation unit value at end of period	$1.89	$1.55	$1.42	$1.44	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	24	20	20	20	33	52	81

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	105

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	15	15	11	11	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.46	$1.45	$1.41	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	52	54	59	65	76	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.63	$2.29	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07	$1.69
Accumulation unit value at end of period	$3.04	$2.63	$2.29	$2.48	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	494	589	742	931	1,296	2,488	3,313	3,998	6,138	7,040
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15
Accumulation unit value at end of period	$1.79	$1.61	$1.48	$1.60	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	40	66	64	66	63	69	76	161	191	204
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.56	$1.45	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14
Accumulation unit value at end of period	$1.74	$1.56	$1.45	$1.56	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	3	17	26	31
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.61	$1.85	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.83	$1.61	$1.85	$1.83	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	41	45	85	91	104	14	9	22	6	19
Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.77	$2.36	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20	$1.80
Accumulation unit value at end of period	$3.11	$2.77	$2.36	$2.48	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	93	153	159
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.21	$1.00	$1.02	$1.07	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	31	46	45	59	102	186	239	305	7,183	3,189
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94	$1.33
Accumulation unit value at end of period	$2.05	$1.82	$1.63	$1.73	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	34	44	53	74	101	141	159	196	214	226
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.38	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.36	$1.37	$1.38	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	33	33	33	33	34	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.88	$1.62	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80	$1.69
Accumulation unit value at end of period	$2.17	$1.88	$1.62	$1.84	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	169	232	278	368	484	637	802	995	1,098	1,240
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.84	$1.46	$1.48	$1.44	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	43	59	81	102	152	222	332	440	7,917	6,530
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.66	$1.55	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72	$1.09
Accumulation unit value at end of period	$2.01	$1.66	$1.55	$1.57	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	7	9
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.80	$2.62	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96	$1.61
Accumulation unit value at end of period	$3.48	$2.80	$2.62	$2.72	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	30	30	30	30	77	95	97
MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.96	$1.83	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10	$1.44
Accumulation unit value at end of period	$2.16	$1.96	$1.83	$1.87	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	389	412	496	609	771	840	1,031	1,200	1,487	1,996

106	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.96	$1.78	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94	$1.53
Accumulation unit value at end of period	$2.21	$1.96	$1.78	$2.12	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	33	33	52	53	55	58	62	71	90	113
MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.86	$3.52	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89	$3.09
Accumulation unit value at end of period	$4.34	$3.86	$3.52	$4.20	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	8	30	42	43	78	111	125
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.05	$0.97	$0.96	$0.99	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	27	32	32	38	49	74	110	124	1,683	2,280
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.44	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.76	$1.29	$1.44	$1.56	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.85	$3.66	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48	$2.43
Accumulation unit value at end of period	$3.90	$3.85	$3.66	$3.64	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	9	9	9	14	59
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.58	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06	$1.74
Accumulation unit value at end of period	$2.73	$2.70	$2.58	$2.57	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	13	19	26	30	35	59	75
Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.08	$2.17	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90	$1.68
Accumulation unit value at end of period	$2.59	$2.08	$2.17	$2.14	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	172	220	259	339	466	827	954	1,167	1,473	1,623
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.09	$2.13	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00	$1.70
Accumulation unit value at end of period	$2.80	$2.09	$2.13	$2.09	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	24	24	77	171	172	309	313	562	645
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.75	$1.67	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22	$1.45
Accumulation unit value at end of period	$1.82	$1.75	$1.67	$1.74	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	625	718	846	1,035	1,325	1,918	2,542	3,022	8,791	8,108
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.57	$3.09	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21	$1.99
Accumulation unit value at end of period	$4.00	$3.57	$3.09	$3.34	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	16	26	29	36	40	51	57	79	123
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.12	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85	$1.03
Accumulation unit value at end of period	$1.38	$1.24	$1.12	$1.25	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	79	93	123	129	157	203	310	407	4,314	5,686
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.17	$2.49	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92	$1.13
Accumulation unit value at end of period	$2.47	$2.17	$2.49	$2.35	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	8	9	8	8	9	11	12	44	77	114
Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.79	$0.83	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56	$1.01
Accumulation unit value at end of period	$0.99	$0.79	$0.83	$0.84	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	111	205	229	255	433	521	575	682	744	934
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.19	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91	$1.50
Accumulation unit value at end of period	$2.87	$2.37	$2.19	$2.26	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.68	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74	$1.23
Accumulation unit value at end of period	$2.24	$2.11	$1.68	$1.79	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	14	15	16	17	18	21	29	37	40	45

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	107

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.78	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.40	$1.88	$1.78	$1.81	$1.62	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	16	16	17	16	26	33	—	—
Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.03	$1.92	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34	$2.29
Accumulation unit value at end of period	$2.33	$2.03	$1.92	$2.09	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	68	80	80	86	103	160	210	261	292	347
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.91	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40	$1.34
Accumulation unit value at end of period	$1.94	$1.94	$1.91	$2.03	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	258	241	270	332	461	658	919	1,091	4,087	3,929
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82	$1.45
Accumulation unit value at end of period	$1.73	$1.49	$1.38	$1.50	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	22	22	60	86	116	125	126	162	163	156
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.47	$1.41	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.49	$1.43	$1.47	$1.41	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	43	45	25	26	26	54	22	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.49	$1.43	$1.47	$1.42	$1.19	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,424	2,285	2,732	2,810	5,562	7,214	9,198	11,690	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,992	2,083	255	302	335	350	685	405	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.14	$1.16	$1.13	$1.11	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	882	1,557	2,131	3,097	4,941	7,222	6,751	6,713	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	391	571	401	268	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,012	1,449	1,723	1,762	128	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,498	1,342	1,635	1,497	317	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.03	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,010	5,954	5,995	6,411	1,332	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.33	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,421	3,830	4,130	4,279	4,723	4,466	4,045	3,413	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.34	$1.30	$1.33	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,629	14,171	16,924	21,497	28,629	33,040	39,687	42,713	—	—

108	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.41	$1.37	$1.40	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	354	352	472	831	895	907	771	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.42	$1.37	$1.40	$1.35	$1.19	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,404	6,569	9,766	14,418	19,330	21,131	24,332	29,839	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.24	$1.22	$1.24	$1.20	$1.14	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	719	732	2,672	2,542	2,579	2,568	2,600	2,380	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.24	$1.21	$1.14	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.24	$1.21	$1.14	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,836	2,237	2,966	3,401	6,519	8,251	8,127	9,394	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.47	$2.00	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98	$1.45
Accumulation unit value at end of period	$2.60	$2.47	$2.00	$2.25	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	214	261	347	465	606	1,139	1,403	1,665	1,992	2,323
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.41	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19	$2.22
Accumulation unit value at end of period	$3.05	$2.33	$2.41	$2.44	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	113	158	179	228	280	540	662	733	2,149	2,773
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.08	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82	$1.39
Accumulation unit value at end of period	$2.73	$2.32	$2.08	$2.13	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	119	156	194	257	354	706	916	1,167	2,778	2,749
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84	$1.20
Accumulation unit value at end of period	$1.97	$1.78	$1.68	$1.69	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	173	178	166	60	67	70	102	132	136	216
Wells Fargo VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.94	$1.91	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40	$2.44
Accumulation unit value at end of period	$2.38	$1.94	$1.91	$1.91	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	81	97	108	118	145	166	183	211	249	301
Wells Fargo VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.10	$3.14	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23	$1.72
Accumulation unit value at end of period	$4.11	$3.10	$3.14	$3.15	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	147	193	222	262	365	574	857	1,082	170	194
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.75	$1.58	$1.66	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	106	127	178	240	289	359	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.86	$0.81	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32	$0.56
Accumulation unit value at end of period	$1.07	$0.86	$0.81	$0.85	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32
Number of accumulation units outstanding at end of period (000 omitted)	134	177	183	243	270	292	338	441	268	278

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	109

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.62	$1.43	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	2	2	2
AB VPS Global Thematic Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.64	$1.68	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91	$1.76
Accumulation unit value at end of period	$2.20	$1.64	$1.68	$1.67	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	21	22	30	31	93	95	108	107	100	100
AB VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.35	$2.15	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96	$1.65
Accumulation unit value at end of period	$2.74	$2.35	$2.15	$2.16	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	9	9	12	43	45	52	40	56	61	84
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87	$1.89
Accumulation unit value at end of period	$1.40	$1.14	$1.17	$1.16	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	2,019	2,586	2,835	3,703	4,800	6,162	7,923	8,703	28,798	37,213
AB VPS Large Cap Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.26	$2.25	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87	$1.46
Accumulation unit value at end of period	$2.93	$2.26	$2.25	$2.06	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	6
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09	$1.13
Accumulation unit value at end of period	$1.30	$1.28	$1.24	$1.30	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,677	4,004	4,625	5,632	7,394	7,159	8,705	12,467	14,455	14,852
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.58	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77
Accumulation unit value at end of period	$1.89	$1.47	$1.58	$1.60	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	7
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.89	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.07	$1.89	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	6
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.74	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69	$1.20
Accumulation unit value at end of period	$2.32	$1.79	$1.74	$1.67	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	778	1,043	1,224	1,632	2,397	3,136	4,210	5,777	7,197	7,837
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.73	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88	$1.22
Accumulation unit value at end of period	$2.19	$2.05	$1.73	$1.84	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	35	39	50	57	76	102	77
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.75	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.14	$1.75	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	19	23	24	36	40	55	66	80	45	27
Columbia Variable Portfolio – Balanced Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83	$1.20
Accumulation unit value at end of period	$1.93	$1.71	$1.64	$1.64	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	9	9	36
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46	$0.81
Accumulation unit value at end of period	$1.43	$1.17	$1.10	$1.11	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	1,336	1,630	2,017	2,624	3,912	5,248	7,129	9,784	12,306	14,085
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.45	$2.20	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13	$1.94
Accumulation unit value at end of period	$2.76	$2.45	$2.20	$2.30	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,838	2,174	2,650	3,289	4,934	6,228	8,456	10,953	63,435	55,414
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.92	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25	$2.75
Accumulation unit value at end of period	$2.87	$1.99	$1.92	$2.15	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	667	963	1,138	1,287	1,745	1,827	2,530	2,741	12,170	16,976
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03	$1.03
Accumulation unit value at end of period	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,473	4,576	1,094	1,323	1,861	2,444	4,164	3,587	19,621	8,230

110	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.08	$1.90	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92	$1.25
Accumulation unit value at end of period	$2.18	$2.08	$1.90	$1.95	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	379	441	531	773	1,064	1,210	1,679	2,244	4,591	5,601
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.95	$1.79	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95	$1.19
Accumulation unit value at end of period	$2.04	$1.95	$1.79	$1.84	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	578	637	281	363	545	711	1,002	1,436	41,498	25,442
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05	$1.14
Accumulation unit value at end of period	$1.43	$1.40	$1.36	$1.38	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	898	954	1,106	1,712	2,253	2,688	3,083	4,009	84,971	77,286
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.86	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69	$1.27
Accumulation unit value at end of period	$2.32	$1.85	$1.86	$1.73	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	93	95	106	116	215	274	231	331	809	5,059
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81	$1.30
Accumulation unit value at end of period	$2.39	$2.00	$1.83	$1.84	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	186	196	199	207	210	242	255	408	405	374
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.18	$2.17	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85	$1.56
Accumulation unit value at end of period	$2.64	$2.18	$2.17	$2.10	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	54	67	75	112	154	202	258	314	406	643
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	18	19	21	22	147	158	174	171	136	136
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.58	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01	$1.73
Accumulation unit value at end of period	$1.82	$1.46	$1.58	$1.53	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	14	13	13	13	20
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.77	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77	$1.29
Accumulation unit value at end of period	$2.47	$2.08	$1.77	$1.89	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	2	2	2	3
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.11	$1.89	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73	$1.21
Accumulation unit value at end of period	$2.33	$2.11	$1.89	$1.98	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	17	18	17	28	28	34	33	37	48	69
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$1.82	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96	$1.36
Accumulation unit value at end of period	$2.66	$2.38	$1.82	$1.98	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	125	158	195	236	369	586	802	962	40,544	28,150
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14	$1.19
Accumulation unit value at end of period	$1.22	$1.20	$1.19	$1.20	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	835	855	938	1,338	1,814	1,981	2,096	2,681	13,727	7,345
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.47	$0.42	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.46	$0.47	$0.42	$0.57	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	16	16	19	320	430	399	395	456	200	140
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09
Accumulation unit value at end of period	$1.34	$1.32	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	500	515	641	919	1,344	1,621	2,043	2,737	67,428	34,578
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	404	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.52	$1.29	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	266	324	377	473	833	1,245	1,741	2,012	81,300	45,483

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	111

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$1.98	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80	$1.29
Accumulation unit value at end of period	$2.67	$2.35	$1.98	$2.01	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	7	7	7
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.00	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75	$1.28
Accumulation unit value at end of period	$2.56	$2.27	$2.00	$2.09	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	13	19	21	20
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.00	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70	$1.20
Accumulation unit value at end of period	$2.87	$2.05	$2.00	$1.92	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	229	340	401	539	785	1,007	1,280	1,660	2,334	3,051
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72
Accumulation unit value at end of period	$1.29	$1.14	$1.05	$1.10	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	35	36	39	48	55	145	155	226	259	265
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87	$1.26
Accumulation unit value at end of period	$2.18	$1.75	$1.65	$1.73	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	9	14
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.05	$0.84	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	3	6	8	8	9	9	18	18	19	17
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95	$1.54
Accumulation unit value at end of period	$1.37	$1.09	$1.12	$1.18	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	3	7	6	6	6	6	14	63	66
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98
Accumulation unit value at end of period	$1.22	$1.20	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	197	210	248	530	737	841	986	1,158	31,381	22,672
Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83	$1.28
Accumulation unit value at end of period	$2.10	$1.84	$1.75	$1.77	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	11	11	11	11	11	11	8
Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$2.79	$2.63	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13	$2.00
Accumulation unit value at end of period	$3.33	$2.79	$2.63	$2.66	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,344	2,928	3,401	4,419	6,274	7,907	10,705	13,957	27,907	47,719
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.23	$2.21	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85	$1.47
Accumulation unit value at end of period	$2.71	$2.23	$2.21	$2.23	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	13	14	11	18	24	28	30	61	67	72
Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.98	$1.74	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.37
Accumulation unit value at end of period	$2.27	$1.98	$1.74	$1.81	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	(3)	9	9	9	9	9	15	36	45	48
Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.72	$1.74	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67	$1.29
Accumulation unit value at end of period	$2.28	$1.72	$1.74	$1.66	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	10	19	43	60	68	70	107	128	125	129
Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.99	$1.77	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01	$1.37
Accumulation unit value at end of period	$2.09	$1.99	$1.77	$1.87	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	8	9	54	55	90	102	127
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03	$1.08
Accumulation unit value at end of period	$1.38	$1.35	$1.31	$1.35	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,640	1,773	2,094	2,654	3,684	3,976	4,787	6,648	45,428	40,566
Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$3.43	$3.11	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35	$2.27
Accumulation unit value at end of period	$4.06	$3.43	$3.11	$3.22	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	387	461	547	674	949	1,289	1,684	2,096	12,835	18,330

112	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.46	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94	$1.71
Accumulation unit value at end of period	$1.74	$1.36	$1.46	$1.44	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	448	573	633	875	1,100	1,467	1,997	2,249	4,907	4,814
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.28	$2.30	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27	$2.23
Accumulation unit value at end of period	$2.47	$2.28	$2.30	$2.33	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	52	56	72	91	124	141	212	258	622	854
Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.21	$1.97	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14	$1.65
Accumulation unit value at end of period	$2.39	$2.21	$1.97	$2.16	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	317	323	360	556	705	817	1,164	1,832	2,044	2,501
Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.30	$2.02	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10	$1.78
Accumulation unit value at end of period	$2.45	$2.30	$2.02	$2.16	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	378	427	464	620	780	940	1,054	1,353	1,660	1,878
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.78	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22
Accumulation unit value at end of period	$2.40	$2.03	$1.78	$1.87	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	24	25	25	38	38	110	110	113	134	142
Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.93	$2.29	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08	$1.63
Accumulation unit value at end of period	$3.18	$2.93	$2.29	$2.51	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	28	28	55	57	92	96	116	166	194	231
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.90	$0.88	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36	$0.63
Accumulation unit value at end of period	$1.08	$0.90	$0.88	$0.92	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	56	70	78	132	232	401	487	738	838	1,058
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$4.55	$4.07	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81	$2.93
Accumulation unit value at end of period	$4.96	$4.55	$4.07	$4.56	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	535	630	741	894	1,263	1,657	2,277	2,833	10,008	11,967
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61	$0.98
Accumulation unit value at end of period	$1.87	$1.53	$1.41	$1.43	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	112	115	118	136	248	262	266	322	468	492
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	48	49	59	73	81	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.41	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.45	$1.45	$1.41	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	161	167	176	285	302	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.52	$2.19	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03	$1.63
Accumulation unit value at end of period	$2.92	$2.52	$2.19	$2.38	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,509	3,160	3,827	4,651	6,708	8,817	12,380	16,064	35,637	43,373
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15
Accumulation unit value at end of period	$1.78	$1.60	$1.47	$1.59	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	82	84	95	106	108	122	169	269	330	358
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78	$1.14
Accumulation unit value at end of period	$1.73	$1.56	$1.44	$1.56	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	11	12	12	11
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.60	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.82	$1.60	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	12	14	17	27	29	14	17
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.56	$2.18	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11	$1.66
Accumulation unit value at end of period	$2.87	$2.56	$2.18	$2.29	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	46	50	73	81	103	88	102

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	113

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.20	$0.99	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	256	319	345	418	670	964	1,321	1,471	61,756	25,377
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33
Accumulation unit value at end of period	$2.03	$1.80	$1.62	$1.72	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	87	104	131	150	195	267	342	426	560	664
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.36	$1.37	$1.38	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	34	43	45	46	47	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74	$1.56
Accumulation unit value at end of period	$1.99	$1.72	$1.49	$1.69	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	357	440	551	599	775	1,043	1,475	1,830	2,251	2,882
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.83	$1.46	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	190	240	275	363	623	960	1,385	1,565	65,361	54,012
MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.64	$1.54	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72	$1.09
Accumulation unit value at end of period	$1.99	$1.64	$1.54	$1.56	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	72	85	105	133	180	184	199	294	363	384
MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86	$1.32
Accumulation unit value at end of period	$2.34	$1.94	$1.82	$1.85	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	13	14	14	14	14	14
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.00	$1.87	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69	$1.16
Accumulation unit value at end of period	$2.48	$2.00	$1.87	$1.94	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	72	73	85	86	85	86	92	92	96	101
MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.76	$1.64	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99	$1.30
Accumulation unit value at end of period	$1.93	$1.76	$1.64	$1.68	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	382	399	418	324	372	430	513	617	632	661
MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.94	$1.77	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93	$1.53
Accumulation unit value at end of period	$2.19	$1.94	$1.77	$2.11	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	88	89	98	104	151	160	161	181	217	283
MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$3.32	$3.04	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63	$2.67
Accumulation unit value at end of period	$3.74	$3.32	$3.04	$3.63	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	—	1	4	16	18	24	37	43	56	66
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.05	$0.97	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	63	70	77	99	156	200	296	333	14,104	18,345
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.75	$1.29	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	13	16	17	18	18	18	18	19	10	9
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.49	$3.32	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35	$2.21
Accumulation unit value at end of period	$3.54	$3.49	$3.32	$3.31	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	13	13	28	29	29	34	39	40	41	44
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.56	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06	$1.74
Accumulation unit value at end of period	$2.72	$2.68	$2.56	$2.56	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	67	68	77	98	125	140	199	289	498	554

114	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.96	$2.04	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84	$1.58
Accumulation unit value at end of period	$2.43	$1.96	$2.04	$2.01	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	988	1,259	1,367	1,725	2,640	3,235	4,237	5,659	6,442	7,744
Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.09	$2.13	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00	$1.71
Accumulation unit value at end of period	$2.80	$2.09	$2.13	$2.09	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	57	68	78	130	219	279	320	469	582	612
Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21	$1.44
Accumulation unit value at end of period	$1.81	$1.74	$1.66	$1.73	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,520	1,657	1,989	2,720	3,753	4,137	5,377	6,880	57,951	47,806
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$3.33	$2.88	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14	$1.86
Accumulation unit value at end of period	$3.73	$3.33	$2.88	$3.11	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	43	44	47	51	113	120	160	185	206	207
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03
Accumulation unit value at end of period	$1.38	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	241	273	322	475	694	801	1,040	1,090	33,919	46,677
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$2.16	$2.48	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92	$1.13
Accumulation unit value at end of period	$2.45	$2.16	$2.48	$2.34	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	7	23	97	123
Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.57	$1.57	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88	$1.18
Accumulation unit value at end of period	$1.63	$1.57	$1.57	$1.62	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	1	3	3	3	2	2	2	2	—
Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56	$1.01
Accumulation unit value at end of period	$0.98	$0.79	$0.82	$0.83	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	212	215	223	256	327	412	526	877	955	1,134
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.67	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73	$1.23
Accumulation unit value at end of period	$2.22	$2.10	$1.67	$1.78	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	146	157	170	198	213	269	285	299	325	340
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.39	$1.88	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	19	22	31	57	59	84	125	—	—
Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09	$1.86
Accumulation unit value at end of period	$1.87	$1.63	$1.55	$1.69	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	83	85	102	109	129	148	152	161	166	180
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.90	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40	$1.34
Accumulation unit value at end of period	$1.93	$1.93	$1.90	$2.02	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,286	1,409	1,568	2,061	2,699	3,010	3,899	4,938	34,264	32,433
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82	$1.45
Accumulation unit value at end of period	$1.72	$1.48	$1.37	$1.49	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	46	51	59	89	121	127	165	269	256	311
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,377	2,150	1,604	2,328	2,783	2,584	3,578	3,678	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.49	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,358	14,424	16,858	21,358	28,242	44,183	57,497	68,262	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	115

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,931	3,181	4,060	4,614	6,444	7,169	4,700	2,476	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,446	17,357	21,685	27,873	36,993	46,958	53,602	58,932	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,632	3,611	2,271	2,542	547	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,322	11,851	12,656	9,072	1,286	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,930	22,999	25,632	23,477	2,636	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,060	57,445	58,366	48,327	6,986	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,149	26,314	29,932	32,858	39,551	39,235	36,336	32,170	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154,594	180,473	206,712	250,198	339,717	399,382	458,939	516,525	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,474	12,146	16,785	20,996	26,387	25,607	28,278	25,057	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.41	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,161	44,562	55,856	73,875	113,017	154,016	213,018	254,807	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,088	4,664	4,907	5,877	8,358	11,168	9,842	6,739	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,539	22,091	27,630	34,603	48,291	60,919	69,228	81,004	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$2.46	$1.99	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98	$1.45
Accumulation unit value at end of period	$2.58	$2.46	$1.99	$2.23	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,006	1,184	1,523	1,863	2,498	3,372	4,522	5,828	9,670	11,364
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

116	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.39	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18	$2.21
Accumulation unit value at end of period	$3.03	$2.32	$2.39	$2.43	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	502	649	741	914	1,182	1,483	2,072	2,430	14,141	19,452
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.07	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82	$1.39
Accumulation unit value at end of period	$2.72	$2.31	$2.07	$2.11	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	568	729	882	1,183	1,651	2,250	3,139	4,208	17,593	17,008
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83	$1.20
Accumulation unit value at end of period	$1.95	$1.76	$1.67	$1.67	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	165	185	183	257	282	484	566	822	941	1,078
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.72	$1.69	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24	$2.17
Accumulation unit value at end of period	$2.10	$1.72	$1.69	$1.69	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	367	487	528	621	772	947	1,129	1,408	1,909	1,823
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.90	$2.94	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15	$1.61
Accumulation unit value at end of period	$3.84	$2.90	$2.94	$2.95	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	545	747	839	1,131	1,627	2,232	3,097	4,103	2,160	2,719
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.66	$1.53	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.74	$1.58	$1.66	$1.53	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	132	163	195	210	315	395	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.85	$0.81	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32	$0.55
Accumulation unit value at end of period	$1.06	$0.85	$0.81	$0.84	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32
Number of accumulation units outstanding at end of period (000 omitted)	602	747	859	1,002	1,177	1,633	1,928	2,412	611	755

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.61	$1.42	$1.38	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	108	142	142	35	50
AB VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68	$1.32
Accumulation unit value at end of period	$1.64	$1.23	$1.26	$1.25	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	2	11	11	11	13	15	18	15	58
AB VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83	$1.43
Accumulation unit value at end of period	$2.36	$2.02	$1.85	$1.86	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	17	23	32	36	37	47	108	114	134	174
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87	$1.88
Accumulation unit value at end of period	$1.39	$1.13	$1.16	$1.15	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	701	1,016	1,250	2,145	2,768	3,401	3,640	3,596	11,757	15,828
AB VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$2.06	$2.05	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79	$1.34
Accumulation unit value at end of period	$2.67	$2.06	$2.05	$1.88	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	11
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09	$1.13
Accumulation unit value at end of period	$1.29	$1.27	$1.24	$1.29	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,180	1,398	1,754	2,913	4,143	3,839	4,196	5,323	5,617	5,447

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	117

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.57	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96	$1.76
Accumulation unit value at end of period	$1.88	$1.46	$1.57	$1.59	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	1
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.88	$1.56	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67	$0.90
Accumulation unit value at end of period	$2.06	$1.88	$1.56	$1.61	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	51	—	—	—	16	16	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.73	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69	$1.20
Accumulation unit value at end of period	$2.31	$1.78	$1.73	$1.66	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	412	644	843	1,593	2,472	3,069	3,523	4,344	5,028	5,587
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.72	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87	$1.22
Accumulation unit value at end of period	$2.17	$2.04	$1.72	$1.83	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	8	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.75	$1.68	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.13	$1.75	$1.68	$1.79	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—	3	40	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.71	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71	$1.26
Accumulation unit value at end of period	$2.22	$1.82	$1.71	$1.73	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	342	482	604	887	1,407	1,874	2,271	2,788	3,242	3,350
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.23	$2.00	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77
Accumulation unit value at end of period	$2.50	$2.23	$2.00	$2.09	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	639	874	1,286	2,181	3,198	3,739	4,330	5,036	28,347	27,080
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.91	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25	$2.74
Accumulation unit value at end of period	$2.85	$1.97	$1.91	$2.14	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	253	378	512	775	1,031	1,023	1,208	1,189	4,952	7,641
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06	$1.05
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	940	841	782	1,403	1,707	2,166	2,579	2,601	8,934	4,450
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.83	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89	$1.21
Accumulation unit value at end of period	$2.10	$2.01	$1.83	$1.88	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	188	254	290	490	670	735	870	931	1,071	1,357
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.94	$1.78	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95	$1.19
Accumulation unit value at end of period	$2.03	$1.94	$1.78	$1.83	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	406	497	170	230	266	304	378	503	16,721	11,616
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02	$1.11
Accumulation unit value at end of period	$1.38	$1.35	$1.32	$1.34	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	243	363	566	1,019	1,209	1,303	1,652	2,027	36,126	35,807
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72	$1.32
Accumulation unit value at end of period	$2.41	$1.91	$1.93	$1.80	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	21	24	24	24	24	69	112	79	87	77
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.10	$1.92	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85	$1.37
Accumulation unit value at end of period	$2.50	$2.10	$1.92	$1.93	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	104	119	119	119	119	139	144	669	867	928
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.81	$1.80	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70	$1.30
Accumulation unit value at end of period	$2.18	$1.81	$1.80	$1.74	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	11	12	15	30	37	48	53	62	71	91
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54	$0.99
Accumulation unit value at end of period	$1.63	$1.46	$1.30	$1.40	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	19	22	88	90	93	95	98	124	124	63

118	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.57	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01	$1.72
Accumulation unit value at end of period	$1.81	$1.45	$1.57	$1.52	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	1	8	8	8	10	11	10	7	38
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.76	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77	$1.29
Accumulation unit value at end of period	$2.45	$2.07	$1.76	$1.88	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	6	6	6	6	6
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.81	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96	$1.36
Accumulation unit value at end of period	$2.65	$2.36	$1.81	$1.97	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	29	60	115	144	169	257	294	353	17,451	13,991
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00	$1.05
Accumulation unit value at end of period	$1.07	$1.05	$1.04	$1.05	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	385	428	511	790	882	884	1,058	1,498	6,199	3,283
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.46	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	2	14	25	27	30	30	33	36	162	253
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.24	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07	$1.09
Accumulation unit value at end of period	$1.33	$1.32	$1.24	$1.28	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	126	194	302	500	620	651	789	1,027	25,427	13,579
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	183	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.52	$1.28	$1.19	$1.20	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	74	152	252	318	403	558	643	764	35,985	22,914
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$1.97	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80	$1.28
Accumulation unit value at end of period	$2.65	$2.33	$1.97	$2.00	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	42	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.99	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75	$1.27
Accumulation unit value at end of period	$2.55	$2.25	$1.99	$2.08	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.98	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69	$1.20
Accumulation unit value at end of period	$2.85	$2.04	$1.98	$1.91	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	85	152	201	362	536	653	713	865	1,145	1,458
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.64	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26
Accumulation unit value at end of period	$2.17	$1.74	$1.64	$1.72	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	8	3	11	11	10
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.90	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.04	$0.84	$0.90	$0.91	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	2	7	7	7	7	6	6	6	6	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94	$1.54
Accumulation unit value at end of period	$1.36	$1.08	$1.12	$1.17	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	6	7	8	9	10	11	14	13	15
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98
Accumulation unit value at end of period	$1.21	$1.19	$1.11	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	117	150	213	315	348	396	431	473	12,857	10,276
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.36	$2.23	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96	$1.70
Accumulation unit value at end of period	$2.82	$2.36	$2.23	$2.26	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	855	1,202	1,643	2,765	4,209	5,049	5,985	7,138	12,738	24,186

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	119

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73	$1.40
Accumulation unit value at end of period	$2.46	$1.86	$1.88	$1.79	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	2	41	44	44	86	84	112	148	149	148
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03	$1.08
Accumulation unit value at end of period	$1.37	$1.34	$1.31	$1.34	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	946	1,180	1,583	2,818	4,064	4,118	4,401	5,396	21,112	20,451
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.86	$2.60	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13	$1.90
Accumulation unit value at end of period	$3.38	$2.86	$2.60	$2.69	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	125	217	304	467	683	819	962	1,066	6,330	9,517
Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.48	$1.59	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03	$1.87
Accumulation unit value at end of period	$1.89	$1.48	$1.59	$1.57	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	143	200	257	363	458	637	727	729	813	898
Franklin Global Real Estate VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80	$1.41
Accumulation unit value at end of period	$1.55	$1.43	$1.45	$1.46	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	11	14	13	19	32	35	34
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.58	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92	$1.33
Accumulation unit value at end of period	$1.91	$1.77	$1.58	$1.73	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	46	148	225	276	458	542	587	620	811	766
Franklin Mutual Shares VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.95	$1.71	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93	$1.51
Accumulation unit value at end of period	$2.08	$1.95	$1.71	$1.83	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	99	176	239	299	339	412	505	674	895	1,047
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.77	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87	$1.22
Accumulation unit value at end of period	$2.38	$2.01	$1.77	$1.86	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	82	82	84	84	112	176	182	211	226	252
Franklin Small Cap Value VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.72	$2.13	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00	$1.53
Accumulation unit value at end of period	$2.96	$2.72	$2.13	$2.34	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	6	6	6	12	21	22	37
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.93	$1.89	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76	$1.35
Accumulation unit value at end of period	$2.30	$1.93	$1.89	$1.97	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	17	23	23	23	23	27	50	56	59
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.37	$2.13	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95	$1.53
Accumulation unit value at end of period	$2.59	$2.37	$2.13	$2.38	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	283	378	517	835	1,245	1,614	1,926	2,204	7,996	10,038
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.77	$1.45	$1.34	$1.36	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	53	53	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.45	$1.45	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	4	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.14	$1.86	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88	$1.39
Accumulation unit value at end of period	$2.47	$2.14	$1.86	$2.02	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	921	1,285	1,832	2,991	4,510	5,706	6,918	8,099	17,057	21,384
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78	$1.14
Accumulation unit value at end of period	$1.72	$1.55	$1.43	$1.55	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.59	$1.83	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.81	$1.59	$1.83	$1.81	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	24	29	11	78	78	5	5	18	63	70

120	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.29	$1.95	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00	$1.50
Accumulation unit value at end of period	$2.57	$2.29	$1.95	$2.06	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	12	15	24	24
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61	$1.04
Accumulation unit value at end of period	$1.19	$0.99	$1.01	$1.06	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	59	131	196	243	282	370	417	488	26,698	13,057
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33
Accumulation unit value at end of period	$2.02	$1.79	$1.61	$1.71	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	63	88	107	134	188	242	273	299	359	400
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	13	13	13	14	14	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.47	$1.27	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63	$1.34
Accumulation unit value at end of period	$1.70	$1.47	$1.27	$1.45	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	233	334	415	526	779	1,128	1,389	1,547	1,710	2,094
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.82	$1.45	$1.47	$1.43	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	62	125	192	260	332	471	571	699	29,013	27,015
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.03	$1.90	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70	$1.18
Accumulation unit value at end of period	$2.52	$2.03	$1.90	$1.98	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	24	32	32	43	59	59	59	73	72	70
MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.73	$1.62	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99	$1.29
Accumulation unit value at end of period	$1.91	$1.73	$1.62	$1.66	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	54	55	160	191	242	255	347	385	441	611
MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$3.19	$2.91	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57	$2.57
Accumulation unit value at end of period	$3.58	$3.19	$2.91	$3.48	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	15	24	34	29	39	42	46	127	106	55
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.04	$0.97	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	13	27	51	111	79	87	109	195	6,398	9,257
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.43	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.75	$1.28	$1.43	$1.55	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	58	57	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.82	$2.69	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10	$1.80
Accumulation unit value at end of period	$2.86	$2.82	$2.69	$2.68	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	11	11	11
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.67	$2.55	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06	$1.73
Accumulation unit value at end of period	$2.70	$2.67	$2.55	$2.54	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	27	43	49	78	121	146	173	199	248	255
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.66	$1.73	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72	$1.35
Accumulation unit value at end of period	$2.06	$1.66	$1.73	$1.70	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	416	604	728	1,300	2,061	2,566	2,914	3,449	3,777	4,378
Oppenheimer Global Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.07	$2.11	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00	$1.70
Accumulation unit value at end of period	$2.78	$2.07	$2.11	$2.07	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	13	29	32	38	58	37	48	60	63	140

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	121

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05	$1.26
Accumulation unit value at end of period	$1.56	$1.50	$1.44	$1.50	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,047	1,272	1,631	2,492	3,365	3,419	3,918	4,672	27,805	24,993
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.52	$2.18	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86	$1.42
Accumulation unit value at end of period	$2.82	$2.52	$2.18	$2.36	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	3	3	82	89	133	81	82	356	386	393
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03
Accumulation unit value at end of period	$1.37	$1.23	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	78	138	224	305	347	398	474	603	14,811	22,585
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.38	$2.73	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01	$1.25
Accumulation unit value at end of period	$2.69	$2.38	$2.73	$2.58	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	5	14	10	10	8	9	45	30	18
Putnam VT International Equity Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.43	$1.49	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02	$1.84
Accumulation unit value at end of period	$1.78	$1.43	$1.49	$1.52	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	13	19	34	36	36	48	49	60	74
Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75	$1.24
Accumulation unit value at end of period	$2.35	$1.94	$1.79	$1.85	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.66	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73	$1.23
Accumulation unit value at end of period	$2.21	$2.08	$1.66	$1.77	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	18	20	23	34	34	40	54
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.87	$1.77	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.38	$1.87	$1.77	$1.80	$1.62	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07	$1.82
Accumulation unit value at end of period	$1.83	$1.59	$1.51	$1.65	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	20	25	25	31	33	42	49	52	75
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.89	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39	$1.33
Accumulation unit value at end of period	$1.92	$1.91	$1.89	$2.01	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	406	508	728	1,073	1,379	1,442	1,662	1,964	13,111	13,139
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82	$1.44
Accumulation unit value at end of period	$1.71	$1.47	$1.36	$1.48	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	45	113	156	170	223	348	430	428	645	603
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	392	526	606	515	560	444	396	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.48	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,209	9,562	14,599	22,814	26,369	31,141	38,558	44,968	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	602	746	510	1,438	1,268	2,519	2,862	888	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.15	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,621	10,508	11,522	13,595	16,668	22,638	25,971	25,316	—	—

122	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,458	1,674	2,390	654	252	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,942	2,292	2,581	2,399	18	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,314	9,676	12,692	9,604	3,964	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.01	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,515	24,116	26,753	26,269	6,034	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,990	4,276	4,632	5,266	6,019	4,476	4,533	5,115	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65,682	78,095	92,750	113,247	139,035	151,608	164,265	180,531	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,090	1,322	1,341	2,064	2,118	3,271	3,068	3,153	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.41	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,682	28,350	38,981	49,501	63,382	76,756	88,414	99,381	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.24	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	919	969	1,149	1,503	2,274	2,828	2,568	1,441	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.24	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,544	9,770	11,687	16,421	20,899	25,091	24,735	29,559	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$2.39	$1.94	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95	$1.42
Accumulation unit value at end of period	$2.52	$2.39	$1.94	$2.18	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	402	520	773	1,237	1,692	2,166	2,483	2,898	3,447	3,967
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	123

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.38	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18	$2.21
Accumulation unit value at end of period	$3.01	$2.30	$2.38	$2.42	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	340	485	619	965	1,255	1,438	1,682	1,827	7,250	10,414
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.05	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82	$1.38
Accumulation unit value at end of period	$2.70	$2.30	$2.05	$2.10	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	220	357	424	741	1,043	1,359	1,636	1,984	7,669	7,587
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.80	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90	$1.30
Accumulation unit value at end of period	$2.10	$1.91	$1.80	$1.81	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.53	$1.51	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11	$1.94
Accumulation unit value at end of period	$1.87	$1.53	$1.51	$1.51	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16	23	30	48	52	66	84	162	210	236
Wells Fargo VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$2.22	$2.25	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89	$1.24
Accumulation unit value at end of period	$2.94	$2.22	$2.25	$2.26	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	73	89	101	157	213	269	317	353	111	163
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.74	$1.58	$1.65	$1.52	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	31	60	65	66	115	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.17	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86	$1.49
Accumulation unit value at end of period	$2.84	$2.29	$2.17	$2.27	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	5	9	10	15	24	29	35	36	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.38	$1.38	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	22	22	25
AB VPS Global Thematic Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.62	$1.66	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90	$1.75
Accumulation unit value at end of period	$2.17	$1.62	$1.66	$1.65	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	7	8	11	—	—
AB VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.30	$2.11	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95	$1.63
Accumulation unit value at end of period	$2.68	$2.30	$2.11	$2.11	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	35	69	72	72	74	83	108
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86	$1.88
Accumulation unit value at end of period	$1.38	$1.12	$1.15	$1.15	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	417	482	502	594	660	854	901	823	1,194	1,491
AB VPS Large Cap Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$2.23	$2.22	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86	$1.46
Accumulation unit value at end of period	$2.88	$2.23	$2.22	$2.04	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09	$1.12
Accumulation unit value at end of period	$1.28	$1.26	$1.23	$1.28	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	631	599	664	708	843	873	910	1,069	1,145	1,132
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.57	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95	$1.76
Accumulation unit value at end of period	$1.87	$1.45	$1.57	$1.59	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.87	$1.55	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90
Accumulation unit value at end of period	$2.04	$1.87	$1.55	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

124	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69	$1.20
Accumulation unit value at end of period	$2.29	$1.77	$1.72	$1.66	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	45	55	71	103	126	154	163	186	201	221
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.71	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87	$1.21
Accumulation unit value at end of period	$2.16	$2.02	$1.71	$1.82	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	5	10	35	38	42	45
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.74	$1.67	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.12	$1.74	$1.67	$1.78	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	8	9	10	10	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.67	$1.60	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81	$1.18
Accumulation unit value at end of period	$1.88	$1.67	$1.60	$1.60	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/03/2003)
Accumulation unit value at beginning of period	$2.33	$2.20	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92	$1.62
Accumulation unit value at end of period	$2.85	$2.33	$2.20	$2.22	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	160	180	196	223	339	445	540	619	709	709
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$2.22	$1.99	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77
Accumulation unit value at end of period	$2.49	$2.22	$1.99	$2.09	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	240	253	308	348	414	545	634	679	1,821	1,767
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.90	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24	$2.74
Accumulation unit value at end of period	$2.83	$1.96	$1.90	$2.13	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	135	170	193	196	225	237	277	250	432	627
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03	$1.03
Accumulation unit value at end of period	$0.88	$0.89	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	901	882	733	260	272	410	653	834	1,528	1,406
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$2.19	$1.99	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97	$1.32
Accumulation unit value at end of period	$2.29	$2.19	$1.99	$2.05	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	119	126	152	403	1,217	855	1,573	1,532	530	531
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95	$1.19
Accumulation unit value at end of period	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	59	117	18	19	20	34	26	33	875	549
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01	$1.10
Accumulation unit value at end of period	$1.37	$1.35	$1.31	$1.33	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	116	115	121	127	130	167	149	178	2,034	1,850
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.84	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69	$1.26
Accumulation unit value at end of period	$2.29	$1.82	$1.84	$1.72	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	67
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80	$1.30
Accumulation unit value at end of period	$2.36	$1.98	$1.81	$1.82	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	7	7	7	25	25	17
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$2.15	$2.15	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84	$1.55
Accumulation unit value at end of period	$2.60	$2.15	$2.15	$2.07	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	32	36	38	45	62	81	93	91	108	143
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99
Accumulation unit value at end of period	$1.62	$1.45	$1.30	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	783	783	783	792	793	793	793
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01	$1.72
Accumulation unit value at end of period	$1.80	$1.44	$1.56	$1.51	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	125

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.75	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77	$1.29
Accumulation unit value at end of period	$2.44	$2.05	$1.75	$1.87	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$2.62	$2.34	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91	$1.51
Accumulation unit value at end of period	$2.88	$2.62	$2.34	$2.46	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$1.80	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96	$1.36
Accumulation unit value at end of period	$2.63	$2.35	$1.80	$1.96	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	10	11	13	14	15	20	25	28	798	602
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01	$1.05
Accumulation unit value at end of period	$1.07	$1.05	$1.05	$1.05	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	76	78	83	268	98	1,195	135	188	580	530
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72	$1.10
Accumulation unit value at end of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	20	20	22
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.23	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07	$1.09
Accumulation unit value at end of period	$1.32	$1.31	$1.23	$1.27	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	46	44	49	52	61	77	78	99	1,484	829
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	29	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.51	$1.28	$1.18	$1.20	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	22	25	27	29	33	42	51	61	1,695	1,008
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.95	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80	$1.28
Accumulation unit value at end of period	$2.63	$2.32	$1.95	$1.99	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.98	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27
Accumulation unit value at end of period	$2.53	$2.24	$1.98	$2.07	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.97	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69	$1.20
Accumulation unit value at end of period	$2.83	$2.02	$1.97	$1.90	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	50	66	73	106	146	175	187	199	239	289
The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares (03/03/2003)
Accumulation unit value at beginning of period	$2.44	$2.25	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00	$1.55
Accumulation unit value at end of period	$2.76	$2.44	$2.25	$2.37	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.63	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26
Accumulation unit value at end of period	$2.15	$1.72	$1.63	$1.71	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	9	10	11	12	26	36	40	44	47
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.90	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.04	$0.83	$0.90	$0.90	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94	$1.53
Accumulation unit value at end of period	$1.35	$1.07	$1.11	$1.17	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	8	8	8	8
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70	$0.98
Accumulation unit value at end of period	$1.21	$1.19	$1.11	$1.14	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	92	250	118	134	138	52	43	50	657	573

126	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82	$1.28
Accumulation unit value at end of period	$2.07	$1.81	$1.72	$1.75	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$2.74	$2.59	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12	$1.98
Accumulation unit value at end of period	$3.27	$2.74	$2.59	$2.62	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	388	439	498	582	750	951	1,114	1,216	1,544	2,073
Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.65	$2.62	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01	$1.76
Accumulation unit value at end of period	$3.21	$2.65	$2.62	$2.65	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.93	$1.69	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77	$1.35
Accumulation unit value at end of period	$2.21	$1.93	$1.69	$1.77	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.70	$1.72	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67	$1.29
Accumulation unit value at end of period	$2.25	$1.70	$1.72	$1.64	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP High Income Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05	$1.43
Accumulation unit value at end of period	$2.15	$2.05	$1.83	$1.94	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02	$1.08
Accumulation unit value at end of period	$1.36	$1.33	$1.30	$1.33	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	208	216	250	283	309	376	381	417	1,271	1,219
Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$3.21	$2.92	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27	$2.15
Accumulation unit value at end of period	$3.80	$3.21	$2.92	$3.02	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	37	42	53	82	107	137	159	168	420	542
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.45	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94	$1.71
Accumulation unit value at end of period	$1.72	$1.35	$1.45	$1.43	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	198	234	229	253	297	386	448	422	480	498
Franklin Global Real Estate VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.77	$1.79	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99	$1.75
Accumulation unit value at end of period	$1.92	$1.77	$1.79	$1.81	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	32	44	50	57	58	67	72
Franklin Income VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.29	$2.04	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19	$1.72
Accumulation unit value at end of period	$2.47	$2.29	$2.04	$2.24	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	36	40	63	85	122	102	116	141	163	211
Franklin Mutual Shares VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.95	$1.71	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94	$1.52
Accumulation unit value at end of period	$2.08	$1.95	$1.71	$1.84	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	34	34	9	9	9	9	8	31	31	47
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.76	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87	$1.22
Accumulation unit value at end of period	$2.37	$2.00	$1.76	$1.85	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.88	$2.26	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07	$1.62
Accumulation unit value at end of period	$3.13	$2.88	$2.26	$2.48	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	14	14	15	15	16	16	15
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.89	$1.85	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75	$1.33
Accumulation unit value at end of period	$2.26	$1.89	$1.85	$1.94	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	8	8	8	8
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$3.23	$2.90	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30	$2.10
Accumulation unit value at end of period	$3.53	$3.23	$2.90	$3.25	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	120	126	143	154	199	268	328	351	586	656

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	127

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$2.61	$2.40	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04	$1.69
Accumulation unit value at end of period	$3.18	$2.61	$2.40	$2.44	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.41	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.46	$1.46	$1.41	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.45	$1.44	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.49	$2.16	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02	$1.62
Accumulation unit value at end of period	$2.87	$2.49	$2.16	$2.35	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	359	399	471	546	712	945	1,129	1,222	1,650	1,870
Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15
Accumulation unit value at end of period	$1.76	$1.58	$1.46	$1.58	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	12	12	12	12	12	12	12
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.54	$1.42	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14
Accumulation unit value at end of period	$1.71	$1.54	$1.42	$1.54	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.58	$1.83	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.80	$1.58	$1.83	$1.81	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	10	10	10
Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.52	$2.15	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10	$1.65
Accumulation unit value at end of period	$2.82	$2.52	$2.15	$2.26	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.19	$0.98	$1.01	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	21	24	24	25	26	30	35	42	1,295	587
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93	$1.33
Accumulation unit value at end of period	$2.01	$1.78	$1.60	$1.70	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	5	6	6	6	6	8
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.38	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.35	$1.37	$1.38	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	6	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.70	$1.47	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73	$1.55
Accumulation unit value at end of period	$1.96	$1.70	$1.47	$1.67	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	14	15	17	16	26	32	37	37	37	51
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.47	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.81	$1.44	$1.47	$1.42	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	16	19	19	22	25	33	44	51	1,388	1,168
MFS® Investors Trust Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$2.59	$2.43	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14	$1.73
Accumulation unit value at end of period	$3.13	$2.59	$2.43	$2.46	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.90	$1.79	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85	$1.30
Accumulation unit value at end of period	$2.30	$1.90	$1.79	$1.82	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

128	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.97	$1.84	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68	$1.15
Accumulation unit value at end of period	$2.44	$1.97	$1.84	$1.92	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.70	$1.59	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97	$1.27
Accumulation unit value at end of period	$1.87	$1.70	$1.59	$1.63	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	42	41	39	67	65	46	43
MFS® Utilities Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$3.98	$3.63	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16
Accumulation unit value at end of period	$4.49	$3.98	$3.63	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$3.20	$2.93	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59	$2.60
Accumulation unit value at end of period	$3.60	$3.20	$2.93	$3.50	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	6	13	13	3	3
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.04	$0.96	$0.95	$0.98	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	5	6	8	8	247	423
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59	$1.12
Accumulation unit value at end of period	$1.74	$1.28	$1.42	$1.54	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	21	21	21
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$3.44	$3.28	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34	$2.20
Accumulation unit value at end of period	$3.48	$3.44	$3.28	$3.27	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.65	$2.53	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05	$1.73
Accumulation unit value at end of period	$2.68	$2.65	$2.53	$2.53	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	9	11	12	15	17	20	22	42	46
Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.93	$2.01	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84	$1.57
Accumulation unit value at end of period	$2.39	$1.93	$2.01	$1.98	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	51	60	91	110	132	156	170	183	178	209
Oppenheimer Global Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.48	$2.52	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19	$2.04
Accumulation unit value at end of period	$3.31	$2.48	$2.52	$2.48	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	4	14	62	64	65	70	72	74	68
Oppenheimer Global Strategic Income Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.62	$1.55	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14	$1.36
Accumulation unit value at end of period	$1.68	$1.62	$1.55	$1.62	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	375	363	405	444	536	583	673	772	1,984	1,801
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$3.28	$2.84	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13	$1.85
Accumulation unit value at end of period	$3.67	$3.28	$2.84	$3.08	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	23	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85	$1.03
Accumulation unit value at end of period	$1.36	$1.22	$1.10	$1.24	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	24	26	29	30	31	41	56	88	834	1,121
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.47	$2.83	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06	$1.30
Accumulation unit value at end of period	$2.79	$2.47	$2.83	$2.67	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	5
Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.48	$1.48	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84	$1.12
Accumulation unit value at end of period	$1.53	$1.48	$1.48	$1.53	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	129

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.37	$1.43	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98	$1.77
Accumulation unit value at end of period	$1.70	$1.37	$1.43	$1.45	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	12	12	12	12	12	12	12
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.65	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73	$1.23
Accumulation unit value at end of period	$2.19	$2.07	$1.65	$1.76	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	8	8	8	8	8	8
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.80	$1.62	$1.21	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.37	$1.87	$1.76	$1.80	$1.62	$1.21	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06	$1.82
Accumulation unit value at end of period	$1.81	$1.58	$1.50	$1.64	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.88	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33
Accumulation unit value at end of period	$1.90	$1.90	$1.88	$2.00	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	169	169	179	192	234	265	323	426	1,020	1,004
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.36	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82	$1.44
Accumulation unit value at end of period	$1.70	$1.46	$1.36	$1.48	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	4	5	11	36	32	34
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	321	322	323	359	371	373	375	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.48	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	580	601	643	827	870	917	981	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	481	469	729	1,599	1,320	1,007	258	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	593	638	1,150	1,390	1,272	1,671	2,043	1,814	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624	850	896	630	175	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.01	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	904	771	777	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	497	533	760	805	178	—	—	—	—	—

130	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,026	2,415	2,731	3,207	3,168	3,521	3,608	3,193	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.32	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,501	4,911	5,423	6,588	7,542	8,082	9,265	8,841	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,313	1,723	2,100	2,279	2,339	2,458	2,862	2,800	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.40	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,810	3,044	3,606	4,120	5,996	6,221	7,335	8,759	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	836	905	923	1,221	1,290	1,303	1,239	1,277	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.23	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	677	723	1,187	1,319	1,882	3,072	3,585	4,025	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/31/2002)
Accumulation unit value at beginning of period	$2.93	$2.38	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17	$1.75
Accumulation unit value at end of period	$3.08	$2.93	$2.38	$2.67	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	194	206	247	270	322	436	509	542	656	739
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.36	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18	$2.21
Accumulation unit value at end of period	$2.99	$2.29	$2.36	$2.40	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	30	37	44	70	74	86	101	100	302	440
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.04	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82	$1.38
Accumulation unit value at end of period	$2.68	$2.28	$2.04	$2.09	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	125	145	166	214	254	342	396	442	741	790
Wells Fargo VT Index Asset Allocation Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.33	$2.21	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11	$1.60
Accumulation unit value at end of period	$2.57	$2.33	$2.21	$2.22	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.69	$1.67	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24	$2.15
Accumulation unit value at end of period	$2.07	$1.69	$1.67	$1.67	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	6	8	8	8	21	19
Wells Fargo VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.86	$2.90	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14	$1.60
Accumulation unit value at end of period	$3.78	$2.86	$2.90	$2.91	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	180	217	226	248	303	426	503	552	6	8
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	8	10	11	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	131

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Small Cap Growth Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$3.58	$3.39	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35	$2.34
Accumulation unit value at end of period	$4.43	$3.58	$3.39	$3.55	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	3	4	4	5	4	5

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.37	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.37	$1.38	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.69	$1.74	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95	$1.85
Accumulation unit value at end of period	$2.27	$1.69	$1.74	$1.73	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	12	12	37
AB VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.46	$2.25	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02	$1.75
Accumulation unit value at end of period	$2.86	$2.46	$2.25	$2.26	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	11	14	14	18	24	33	28
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86	$1.88
Accumulation unit value at end of period	$1.37	$1.12	$1.15	$1.14	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	147	197	232	281	449	557	742	821	1,473	1,873
AB VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$2.47	$2.46	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96	$1.62
Accumulation unit value at end of period	$3.19	$2.47	$2.46	$2.26	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	12	12
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08	$1.12
Accumulation unit value at end of period	$1.27	$1.25	$1.22	$1.28	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	303	306	361	419	718	695	937	1,323	1,409	1,367
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95	$1.76
Accumulation unit value at end of period	$1.85	$1.44	$1.56	$1.58	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.86	$1.54	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90
Accumulation unit value at end of period	$2.03	$1.86	$1.54	$1.60	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	26	26	26	26	26	26	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.71	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.28	$1.76	$1.71	$1.65	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	36	48	68	81	123	157	182	239	253	255
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.70	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21
Accumulation unit value at end of period	$2.14	$2.01	$1.70	$1.81	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.73	$1.66	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.11	$1.73	$1.66	$1.77	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.69	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71	$1.25
Accumulation unit value at end of period	$2.19	$1.79	$1.69	$1.71	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	69	83	113	138	259	336	589	890	1,020	1,054
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.89	$2.60	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35	$2.32
Accumulation unit value at end of period	$3.25	$2.89	$2.60	$2.72	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	90	117	148	177	303	367	465	559	2,165	1,880
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.89	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24	$2.73
Accumulation unit value at end of period	$2.81	$1.95	$1.89	$2.12	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	41	65	85	91	144	156	218	231	592	827

132	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04	$1.04
Accumulation unit value at end of period	$0.89	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	649	669	297	221	237	237	298	303	1,258	372
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88	$1.20
Accumulation unit value at end of period	$2.07	$1.98	$1.81	$1.86	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	31	39	57	77	182	214	325	461	586	703
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.91	$1.76	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95	$1.19
Accumulation unit value at end of period	$2.00	$1.91	$1.76	$1.81	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	35	39	14	15	30	32	36	65	1,646	1,028
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02	$1.11
Accumulation unit value at end of period	$1.37	$1.35	$1.31	$1.34	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	79	95	100	109	151	149	167	264	3,966	3,519
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.19	$2.21	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83	$1.52
Accumulation unit value at end of period	$2.75	$2.19	$2.21	$2.06	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	1	17	17	17	17	2	2	4	4	60
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.51	$2.29	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02	$1.66
Accumulation unit value at end of period	$2.99	$2.51	$2.29	$2.32	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	6	10	11	17	26
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.20	$2.19	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86	$1.59
Accumulation unit value at end of period	$2.65	$2.20	$2.19	$2.12	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	13	27	33	66	82	98	139
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99
Accumulation unit value at end of period	$1.61	$1.45	$1.29	$1.39	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.55	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00	$1.72
Accumulation unit value at end of period	$1.79	$1.43	$1.55	$1.50	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.73	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77	$1.29
Accumulation unit value at end of period	$2.42	$2.04	$1.73	$1.86	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$1.79	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95	$1.35
Accumulation unit value at end of period	$2.61	$2.33	$1.79	$1.95	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	10	14	20	31	39	46	68	1,545	1,125
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99	$1.03
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	157	159	161	184	255	274	264	356	1,118	628
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10
Accumulation unit value at end of period	$0.46	$0.46	$0.42	$0.57	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07	$1.08
Accumulation unit value at end of period	$1.31	$1.30	$1.22	$1.27	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30	34	36	39	70	68	69	123	2,765	1,341
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	50	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.18	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60	$0.99
Accumulation unit value at end of period	$1.50	$1.27	$1.18	$1.20	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	1	21	25	29	61	75	88	142	3,099	1,834

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	133

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.94	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80	$1.28
Accumulation unit value at end of period	$2.61	$2.30	$1.94	$1.98	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.97	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27
Accumulation unit value at end of period	$2.51	$2.22	$1.97	$2.05	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.96	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69	$1.20
Accumulation unit value at end of period	$2.81	$2.01	$1.96	$1.89	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	16	22	29	37	64	108	138	163	167	219
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.62	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86	$1.25
Accumulation unit value at end of period	$2.14	$1.71	$1.62	$1.70	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.89	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62	$1.09
Accumulation unit value at end of period	$1.03	$0.83	$0.89	$0.90	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53
Accumulation unit value at end of period	$1.34	$1.07	$1.10	$1.16	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.20	$1.18	$1.10	$1.14	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	17	18	19	36	1,367	978
Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.90	$2.74	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19	$2.11
Accumulation unit value at end of period	$3.46	$2.90	$2.74	$2.78	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	201	259	302	348	559	664	909	1,171	1,641	2,452
Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.39	$2.42	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94	$1.82
Accumulation unit value at end of period	$3.17	$2.39	$2.42	$2.31	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	14	14	16	18	26	27
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02	$1.08
Accumulation unit value at end of period	$1.35	$1.32	$1.29	$1.33	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	91	98	114	129	201	210	223	285	1,944	1,622
Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.64	$3.31	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45	$2.45
Accumulation unit value at end of period	$4.31	$3.64	$3.31	$3.43	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	68	79	89	97	124	145	170	239	607	861
Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.97	$2.12	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38	$2.51
Accumulation unit value at end of period	$2.52	$1.97	$2.12	$2.09	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	35	43	50	64	113	141	222	253	305	341
Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.81	$1.83	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02	$1.80
Accumulation unit value at end of period	$1.96	$1.81	$1.83	$1.85	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19	19	20	24	41	49	74	92	116	121
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32
Accumulation unit value at end of period	$1.89	$1.75	$1.56	$1.72	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	14	110	110	72	259	297	312
Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.27	$1.99	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10	$1.77
Accumulation unit value at end of period	$2.41	$2.27	$1.99	$2.13	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	23	24	26	26	60	90	131	188	279	398
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.74	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87	$1.22
Accumulation unit value at end of period	$2.35	$1.99	$1.74	$1.84	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

134	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.45	$2.70	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28	$1.95
Accumulation unit value at end of period	$3.75	$3.45	$2.70	$2.97	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	26	31	64	75	87
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.55	$2.50	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02	$1.80
Accumulation unit value at end of period	$3.04	$2.55	$2.50	$2.61	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.10	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94	$1.53
Accumulation unit value at end of period	$2.55	$2.34	$2.10	$2.35	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	51	84	103	116	189	236	340	432	942	1,126
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.75	$1.44	$1.32	$1.35	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—	6	6	6	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.56	$2.23	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06	$1.68
Accumulation unit value at end of period	$2.95	$2.56	$2.23	$2.42	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	151	186	240	269	497	639	916	1,142	1,790	2,105
Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14
Accumulation unit value at end of period	$1.70	$1.53	$1.42	$1.54	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.58	$1.82	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.79	$1.58	$1.82	$1.80	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	34	—	—
Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.70	$2.30	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18	$1.78
Accumulation unit value at end of period	$3.02	$2.70	$2.30	$2.42	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	20	20	20	21	45	46
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.18	$0.98	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	11	26	27	29	52	59	67	102	2,445	1,027
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.59	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93	$1.32
Accumulation unit value at end of period	$1.99	$1.77	$1.59	$1.70	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	7	8	12	14	23	25	26
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.35	$1.36	$1.38	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.35	$1.36	$1.38	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	4	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.83	$1.58	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79	$1.67
Accumulation unit value at end of period	$2.10	$1.83	$1.58	$1.80	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	22	26	27	34	38	54	75	113	132	148
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.80	$1.44	$1.46	$1.41	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	2	22	24	29	54	67	87	131	2,589	2,166
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.72	$2.55	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95	$1.60
Accumulation unit value at end of period	$3.38	$2.72	$2.55	$2.65	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	3	18	22

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	135

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.90	$1.78	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09	$1.43
Accumulation unit value at end of period	$2.09	$1.90	$1.78	$1.82	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	21	58	203	192	316	370	439
MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.75	$3.43	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87	$3.06
Accumulation unit value at end of period	$4.22	$3.75	$3.43	$4.10	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	11	11	5	7	7	7	7	13	13	30
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.03	$0.96	$0.94	$0.98	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	—	7	8	10	15	15	22	31	555	716
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59	$1.12
Accumulation unit value at end of period	$1.73	$1.27	$1.42	$1.54	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.74	$3.57	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47	$2.41
Accumulation unit value at end of period	$3.79	$3.74	$3.57	$3.56	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	4	6	6
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.63	$2.52	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05	$1.73
Accumulation unit value at end of period	$2.66	$2.63	$2.52	$2.52	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	11	11	13	15	17	18
Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.03	$2.12	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89	$1.66
Accumulation unit value at end of period	$2.52	$2.03	$2.12	$2.09	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	46	54	61	72	110	206	232	257	266	283
Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.76	$2.82	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34	$2.28
Accumulation unit value at end of period	$3.69	$2.76	$2.82	$2.77	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	9	33	38	38
Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09	$1.30
Accumulation unit value at end of period	$1.60	$1.54	$1.47	$1.54	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	144	166	204	245	461	487	681	912	3,444	3,043
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$3.48	$3.01	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20	$1.97
Accumulation unit value at end of period	$3.89	$3.48	$3.01	$3.26	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	23	23	23	43	26	21	22	32	35
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.35	$1.22	$1.10	$1.23	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	8	27	33	35	53	52	62	101	1,394	1,935
Putnam VT Equity Income Fund – Class IB Shares (05/12/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.58	$2.97	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11	$1.36
Accumulation unit value at end of period	$2.92	$2.58	$2.97	$2.80	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	14	15	24	55	78	100
Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24	$2.25
Accumulation unit value at end of period	$2.15	$1.73	$1.81	$1.84	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	8	18	20	29	33	44
Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.30	$2.13	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90	$1.48
Accumulation unit value at end of period	$2.79	$2.30	$2.13	$2.20	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.64	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73	$1.23
Accumulation unit value at end of period	$2.18	$2.06	$1.64	$1.75	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	4	5	5	8	10	10

136	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.76	$1.80	$1.61	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.36	$1.86	$1.76	$1.80	$1.61	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	—	—
Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.97	$1.87	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33	$2.27
Accumulation unit value at end of period	$2.26	$1.97	$1.87	$2.04	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	20	51	51	54	91	111	158
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33
Accumulation unit value at end of period	$1.89	$1.89	$1.87	$1.99	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	81	89	101	114	233	247	327	436	1,698	1,529
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81	$1.44
Accumulation unit value at end of period	$1.69	$1.45	$1.35	$1.47	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	9	9
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.47	$1.42	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	96	97	98	100	101	102	103	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.45	$1.40	$1.19	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.47	$1.42	$1.45	$1.40	$1.19	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	605	822	1,130	1,666	1,764	1,912	4,621	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	406	389	1,116	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,887	4,079	4,229	4,405	4,836	5,504	7,968	6,523	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	178	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	833	802	939	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	652	698	738	780	92	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,670	1,692	2,081	1,470	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	259	152	252	532	526	149	349	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.31	$1.27	$1.17	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$1.28	$1.31	$1.27	$1.17	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,239	5,314	5,806	7,449	10,514	13,050	16,190	18,282	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	137

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	326	486	491	495	557	568	324	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.40	$1.35	$1.39	$1.34	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,280	1,639	1,968	3,144	3,776	4,727	5,207	6,114	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.23	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.23	$1.20	$1.23	$1.20	$1.14	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,258	1,638	2,144	2,558	3,155	3,373	3,755	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$3.14	$2.55	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26	$1.88
Accumulation unit value at end of period	$3.30	$3.14	$2.55	$2.87	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	55	64	92	102	168	220	330	415	510	605
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.35	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18	$2.20
Accumulation unit value at end of period	$2.97	$2.27	$2.35	$2.39	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	39	47	53	62	75	91	107	541	759
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.03	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82	$1.38
Accumulation unit value at end of period	$2.66	$2.27	$2.03	$2.08	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	37	50	66	82	150	195	288	384	870	894
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.78	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90	$1.29
Accumulation unit value at end of period	$2.07	$1.88	$1.78	$1.79	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	43	43	—	—	13	20
Wells Fargo VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.89	$1.86	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38	$2.42
Accumulation unit value at end of period	$2.31	$1.89	$1.86	$1.86	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	31	33	33	36	47	49	52	61	64	67
Wells Fargo VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$3.02	$3.06	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21	$1.70
Accumulation unit value at end of period	$3.99	$3.02	$3.06	$3.07	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	57	70	77	96	196	256	388	514	77	95
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.73	$1.57	$1.65	$1.52	$1.19	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	28	31	46	54	56	69	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.14	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86	$1.49
Accumulation unit value at end of period	$2.80	$2.27	$2.14	$2.25	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	16	22	25	31	35	—	—

138	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.59	$1.40	$1.37	$1.38	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.41	$1.05	$1.08	$1.07	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	28	28	28	28	28	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30
Accumulation unit value at end of period	$2.12	$1.82	$1.67	$1.68	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	84	84	115	80	96	91	130	124	89	113
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87
Accumulation unit value at end of period	$1.36	$1.11	$1.14	$1.13	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	1,874	2,347	2,598	3,459	4,367	5,828	6,871	7,882	19,909	27,146
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08	$1.12
Accumulation unit value at end of period	$1.27	$1.24	$1.21	$1.27	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,294	3,474	4,097	5,117	6,889	6,691	7,945	11,844	13,423	13,696
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.55	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.76
Accumulation unit value at end of period	$1.84	$1.43	$1.55	$1.57	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	16	16	28	28	28	—	—	—	—	68
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90
Accumulation unit value at end of period	$2.02	$1.85	$1.54	$1.59	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.26	$1.75	$1.70	$1.64	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	531	657	786	1,028	1,510	2,194	2,936	4,147	5,039	6,040
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21
Accumulation unit value at end of period	$2.13	$2.00	$1.69	$1.80	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	12	12	87	16	16	19
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.10	$1.72	$1.66	$1.77	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	54	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25
Accumulation unit value at end of period	$2.17	$1.78	$1.68	$1.70	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	914	1,144	1,344	1,817	2,998	3,922	5,131	7,801	9,323	10,215
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60
Accumulation unit value at end of period	$2.23	$1.99	$1.79	$1.87	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1,833	2,100	2,597	3,315	4,568	6,023	7,706	10,251	47,600	45,615
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73
Accumulation unit value at end of period	$2.80	$1.94	$1.88	$2.11	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	575	802	961	1,160	1,490	1,624	2,042	2,330	8,001	12,125
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.95	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,756	4,033	763	1,089	1,541	1,683	2,045	2,910	11,536	5,320
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20
Accumulation unit value at end of period	$2.06	$1.97	$1.80	$1.85	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	303	342	418	531	726	790	1,037	1,429	3,043	3,808
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18
Accumulation unit value at end of period	$1.99	$1.90	$1.75	$1.80	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	438	468	201	315	445	540	724	967	23,958	16,287

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	139

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09
Accumulation unit value at end of period	$1.34	$1.32	$1.29	$1.31	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	758	827	895	1,248	1,772	2,131	2,517	3,451	52,732	52,913
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26
Accumulation unit value at end of period	$2.26	$1.80	$1.81	$1.70	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	26	33	58	112	135	195	258	361	910	3,801
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29
Accumulation unit value at end of period	$2.32	$1.95	$1.78	$1.80	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	46	8	20	178	185	188	198	211	155	94
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.73	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68	$1.26
Accumulation unit value at end of period	$2.08	$1.73	$1.73	$1.67	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	97	132	147	206	299	393	430	548	702	933
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99
Accumulation unit value at end of period	$1.60	$1.44	$1.29	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	145	167	3	98
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71
Accumulation unit value at end of period	$1.77	$1.42	$1.54	$1.50	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	2
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.73	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76	$1.29
Accumulation unit value at end of period	$2.40	$2.03	$1.73	$1.85	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	57	49	50	51	41	41	—	—	—	14
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35
Accumulation unit value at end of period	$2.59	$2.32	$1.78	$1.94	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	69	68	90	215	275	460	585	721	23,264	17,911
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05
Accumulation unit value at end of period	$1.05	$1.03	$1.03	$1.03	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	576	773	810	918	1,292	1,516	1,924	2,722	10,350	5,772
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.46	$0.42	$0.57	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	44	44	44	47	33	32	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08
Accumulation unit value at end of period	$1.31	$1.30	$1.22	$1.26	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	417	442	512	723	1,059	1,156	1,527	2,123	39,552	22,934
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	201	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99
Accumulation unit value at end of period	$1.49	$1.26	$1.17	$1.19	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	130	160	190	430	601	961	1,246	1,481	47,054	29,241
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28
Accumulation unit value at end of period	$2.60	$2.29	$1.93	$1.97	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	11	21	21	—	—	—	8	8	—	28
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.96	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74	$1.27
Accumulation unit value at end of period	$2.49	$2.21	$1.96	$2.04	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.95	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69	$1.20
Accumulation unit value at end of period	$2.79	$2.00	$1.95	$1.88	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	218	302	363	507	730	988	1,184	1,653	2,265	2,987

140	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.61	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86	$1.25
Accumulation unit value at end of period	$2.12	$1.70	$1.61	$1.69	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	52	52	48	48	48	100
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09
Accumulation unit value at end of period	$1.03	$0.82	$0.89	$0.90	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	8	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53
Accumulation unit value at end of period	$1.33	$1.06	$1.10	$1.15	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	27	24	21	19	38
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.19	$1.18	$1.10	$1.13	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	115	131	125	216	320	383	562	719	17,706	14,635
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59
Accumulation unit value at end of period	$2.60	$2.18	$2.06	$2.09	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,293	2,769	3,260	4,329	6,278	8,416	10,938	14,844	26,124	44,134
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.83	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72	$1.38
Accumulation unit value at end of period	$2.39	$1.81	$1.83	$1.75	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	15	15	36
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08
Accumulation unit value at end of period	$1.34	$1.32	$1.28	$1.32	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,271	1,307	1,417	1,853	2,828	3,225	3,767	5,353	28,571	28,234
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75
Accumulation unit value at end of period	$3.07	$2.59	$2.36	$2.45	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	453	487	564	749	940	1,346	1,681	2,112	10,749	15,569
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70
Accumulation unit value at end of period	$1.69	$1.33	$1.43	$1.41	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	567	739	800	1,094	1,435	1,894	2,343	2,808	4,655	4,812
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78	$1.37
Accumulation unit value at end of period	$1.49	$1.38	$1.39	$1.41	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	28	33	50	55	71	103	150	172	590	821
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32
Accumulation unit value at end of period	$1.87	$1.74	$1.56	$1.71	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	366	375	414	465	497	598	1,057	1,140	1,013	1,631
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86	$1.39
Accumulation unit value at end of period	$1.89	$1.77	$1.56	$1.67	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	146	154	160	162	166	203	252	289	305	485
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.73	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21
Accumulation unit value at end of period	$2.34	$1.98	$1.73	$1.83	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	74	75	92	61	62	35	70	96	51	137
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73	$1.29
Accumulation unit value at end of period	$2.16	$1.82	$1.78	$1.86	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	15	16	17	19	36	39	141
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53
Accumulation unit value at end of period	$2.54	$2.33	$2.09	$2.34	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	811	889	1,067	1,326	1,959	2,740	3,562	4,764	13,524	16,698
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.74	$1.43	$1.32	$1.34	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	27	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	141

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.44	$1.44	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	15	43	47	56	73	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26
Accumulation unit value at end of period	$2.21	$1.91	$1.67	$1.81	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,913	3,499	4,262	5,321	7,600	10,444	13,815	18,929	34,501	43,308
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.78	$1.57	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	22	22	22	25	25	45	3
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.17	$0.97	$1.00	$1.05	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	125	151	160	343	447	630	940	984	35,468	16,452
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92	$1.32
Accumulation unit value at end of period	$1.98	$1.76	$1.58	$1.69	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	87	97	118	141	217	303	401	569	679	796
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58	$1.22
Accumulation unit value at end of period	$1.53	$1.33	$1.15	$1.31	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	391	459	564	637	1,008	1,430	2,083	2,907	3,241	4,292
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.79	$1.43	$1.45	$1.41	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	97	131	143	348	493	799	1,082	1,257	38,185	34,319
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.90	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71	$1.19
Accumulation unit value at end of period	$2.52	$2.03	$1.90	$1.98	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22
Accumulation unit value at end of period	$1.78	$1.62	$1.52	$1.55	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	70	71	72	77	71	74	65	69	69	94
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28
Accumulation unit value at end of period	$3.13	$2.78	$2.55	$3.05	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	19	19	20	42	41	41	43	55	58	91
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	26	30	34	93	122	179	249	265	8,046	11,790
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.72	$1.26	$1.41	$1.53	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.62	$2.50	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05	$1.72
Accumulation unit value at end of period	$2.64	$2.62	$2.50	$2.50	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	90	97	107	122	180	196	257	328	604	694
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29
Accumulation unit value at end of period	$1.94	$1.56	$1.63	$1.61	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,035	1,292	1,419	1,837	2,809	3,669	4,615	6,424	7,178	8,981

142	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54
Accumulation unit value at end of period	$2.48	$1.86	$1.90	$1.86	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	61	76	81	82	86	89	113	127	149	169
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21
Accumulation unit value at end of period	$1.49	$1.43	$1.37	$1.44	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,357	1,452	1,724	2,305	3,261	3,563	4,711	6,319	41,343	38,121
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36
Accumulation unit value at end of period	$2.68	$2.39	$2.07	$2.25	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	10	—	20	35	41	41	89	24	25	61
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.35	$1.21	$1.09	$1.23	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	182	216	259	398	496	620	718	853	20,192	30,027
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$2.43	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91	$1.12
Accumulation unit value at end of period	$2.39	$2.12	$2.43	$2.30	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	6	6	14	14	15	19	23	44	56	84
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.34	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92	$1.67
Accumulation unit value at end of period	$1.59	$1.28	$1.34	$1.36	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	9	10	10	10	10	10
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.63	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73	$1.22
Accumulation unit value at end of period	$2.16	$2.04	$1.63	$1.74	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	39	28	28	29	30	61	69	84	147	179
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.35	$1.86	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33
Accumulation unit value at end of period	$1.88	$1.88	$1.86	$1.98	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,230	1,376	1,692	2,275	2,493	3,114	4,186	21,774	22,313
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44
Accumulation unit value at end of period	$1.68	$1.44	$1.34	$1.46	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	21	53	69	103	119	114	115
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	217	276	642	692	500	242	2,128	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,175	9,851	13,650	15,891	21,576	27,031	37,081	45,459	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	545	1,636	1,585	2,427	2,883	3,605	2,840	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.15	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,256	6,802	8,845	11,189	22,543	33,878	37,774	34,075	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	143

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,571	3,153	1,759	1,710	256	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,915	7,358	8,743	6,866	1,870	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,841	13,171	14,007	13,017	1,196	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,129	41,727	42,802	33,518	2,310	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,642	2,809	3,357	3,717	4,104	4,950	4,056	2,407	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,911	75,428	85,354	105,569	144,525	168,701	206,439	248,214	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,279	2,289	2,467	3,113	2,106	1,555	774	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.39	$1.35	$1.38	$1.34	$1.18	$1.07	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,353	33,432	41,095	50,925	66,694	86,581	118,725	154,365	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	861	833	1,314	2,457	3,949	2,095	1,480	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.20	$1.23	$1.19	$1.14	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,412	11,720	13,127	16,596	22,248	28,639	34,697	43,744	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31
Accumulation unit value at end of period	$2.29	$2.18	$1.77	$1.99	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	1,000	1,162	1,489	1,881	2,573	3,627	4,585	6,248	9,697	11,631
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20
Accumulation unit value at end of period	$2.95	$2.26	$2.34	$2.38	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	362	431	487	627	815	1,135	1,529	1,843	8,675	12,927
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38
Accumulation unit value at end of period	$2.64	$2.25	$2.02	$2.07	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	488	604	738	1,023	1,416	2,019	2,605	3,655	12,068	12,713

144	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.77	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90	$1.29
Accumulation unit value at end of period	$2.06	$1.87	$1.77	$1.78	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01	$1.76
Accumulation unit value at end of period	$1.67	$1.37	$1.35	$1.36	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	480	619	691	895	1,077	1,295	1,513	1,967	2,695	2,459
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$2.16	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86	$1.21
Accumulation unit value at end of period	$2.82	$2.13	$2.16	$2.17	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	731	991	1,100	1,534	2,111	2,885	3,649	5,238	3,799	4,435
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.72	$1.56	$1.65	$1.52	$1.18	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.72	$1.56	$1.65	$1.52	$1.18	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	68	71	97	153	244	281	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.13	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85	$1.48
Accumulation unit value at end of period	$2.78	$2.25	$2.13	$2.23	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	163	216	249	307	378	522	593	844	2	2

Variable account charges of 1.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.36	$1.37	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	3	5	6	7	7	7	7
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.40	$1.05	$1.08	$1.07	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	6	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.66	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30
Accumulation unit value at end of period	$2.11	$1.81	$1.66	$1.67	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	7	7	9	7
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86	$1.87
Accumulation unit value at end of period	$1.35	$1.10	$1.13	$1.13	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	630	814	1,017	1,622	2,298	2,880	3,105	3,020	7,538	10,280
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08	$1.12
Accumulation unit value at end of period	$1.26	$1.24	$1.21	$1.26	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,012	1,140	1,495	2,209	3,357	3,156	3,442	4,201	4,330	4,261
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.54	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.75
Accumulation unit value at end of period	$1.83	$1.42	$1.54	$1.56	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.84	$1.53	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66	$0.90
Accumulation unit value at end of period	$2.01	$1.84	$1.53	$1.59	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.69	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.25	$1.73	$1.69	$1.63	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	482	621	803	1,392	2,265	2,985	3,364	4,071	4,572	4,942
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.68	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87	$1.21
Accumulation unit value at end of period	$2.11	$1.99	$1.68	$1.79	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	15	15	15	15
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.71	$1.65	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.09	$1.71	$1.65	$1.76	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	145

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.67	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25
Accumulation unit value at end of period	$2.16	$1.77	$1.67	$1.69	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	142	232	318	539	1,351	1,845	2,205	2,659	2,866	2,952
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.78	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93	$1.60
Accumulation unit value at end of period	$2.22	$1.98	$1.78	$1.86	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	749	864	1,233	1,878	2,800	3,385	3,979	4,515	19,162	18,841
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.87	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24	$2.72
Accumulation unit value at end of period	$2.78	$1.93	$1.87	$2.10	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	224	319	424	611	892	922	1,060	1,023	3,167	4,942
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05
Accumulation unit value at end of period	$0.89	$0.91	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	156	184	293	494	559	789	1,104	1,063	4,617	2,015
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.79	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88	$1.20
Accumulation unit value at end of period	$2.04	$1.96	$1.79	$1.84	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	129	153	214	303	417	455	536	626	705	918
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94	$1.18
Accumulation unit value at end of period	$1.97	$1.89	$1.74	$1.79	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	262	346	88	133	242	285	392	461	10,027	7,265
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00	$1.09
Accumulation unit value at end of period	$1.34	$1.31	$1.28	$1.30	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	183	315	450	753	1,102	1,248	1,477	1,811	21,272	22,574
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.80	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68	$1.25
Accumulation unit value at end of period	$2.25	$1.79	$1.80	$1.69	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	3	2	10	2	2
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80	$1.29
Accumulation unit value at end of period	$2.31	$1.94	$1.77	$1.79	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	5	9	15	14	14	14	14
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.72	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68	$1.26
Accumulation unit value at end of period	$2.07	$1.72	$1.72	$1.66	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53	$0.99
Accumulation unit value at end of period	$1.59	$1.43	$1.28	$1.38	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.53	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00	$1.71
Accumulation unit value at end of period	$1.76	$1.41	$1.53	$1.49	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	4	5	5	5	16	5
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.72	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76	$1.28
Accumulation unit value at end of period	$2.39	$2.02	$1.72	$1.84	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	5	8	11	12	12	12	12
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.77	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95	$1.35
Accumulation unit value at end of period	$2.58	$2.30	$1.77	$1.93	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	23	33	62	88	197	273	382	428	10,255	8,531
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00	$1.04
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$1.03	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	127	179	255	340	412	522	511	591	3,255	1,766
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.45	$0.41	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	15	10	17	—

146	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06	$1.08
Accumulation unit value at end of period	$1.30	$1.29	$1.21	$1.26	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	98	155	253	396	599	668	801	988	15,119	8,617
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	71	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99
Accumulation unit value at end of period	$1.48	$1.26	$1.17	$1.19	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	32	53	107	163	381	524	784	912	20,521	13,665
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.92	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79	$1.28
Accumulation unit value at end of period	$2.58	$2.27	$1.92	$1.96	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.94	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74	$1.27
Accumulation unit value at end of period	$2.48	$2.20	$1.94	$2.03	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	10	10	11	11	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.94	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69	$1.19
Accumulation unit value at end of period	$2.77	$1.99	$1.94	$1.87	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	87	121	159	286	454	593	638	728	935	1,165
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.60	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25
Accumulation unit value at end of period	$2.11	$1.69	$1.60	$1.68	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09
Accumulation unit value at end of period	$1.02	$0.82	$0.89	$0.89	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94	$1.53
Accumulation unit value at end of period	$1.32	$1.05	$1.09	$1.15	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	29	25	25	26	24
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.19	$1.17	$1.10	$1.13	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	48	69	112	176	275	342	410	507	7,706	6,563
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$2.05	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89	$1.59
Accumulation unit value at end of period	$2.58	$2.16	$2.05	$2.08	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	807	1,006	1,331	2,141	3,471	4,408	5,118	5,903	9,334	16,898
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.82	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71	$1.38
Accumulation unit value at end of period	$2.38	$1.80	$1.82	$1.74	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	5	8	11	12	12	12	12
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02	$1.07
Accumulation unit value at end of period	$1.33	$1.31	$1.28	$1.31	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,225	1,547	2,282	3,416	3,497	3,782	4,473	13,385	13,739
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.35	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03	$1.75
Accumulation unit value at end of period	$3.05	$2.58	$2.35	$2.43	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	148	178	219	343	586	737	838	899	4,039	6,417
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93	$1.70
Accumulation unit value at end of period	$1.68	$1.32	$1.42	$1.40	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	60	91	111	200	401	578	654	644	667	722
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91	$1.32
Accumulation unit value at end of period	$1.86	$1.73	$1.55	$1.70	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	91	94	352	385	408	498	528	551	575	621

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	147

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86	$1.39
Accumulation unit value at end of period	$1.87	$1.76	$1.55	$1.66	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	49	57	60	96	101	153	173	182	190	188
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.72	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21
Accumulation unit value at end of period	$2.32	$1.96	$1.72	$1.83	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	16	17	20	21	31	74
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.77	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72	$1.28
Accumulation unit value at end of period	$2.15	$1.80	$1.77	$1.85	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	4	6	7	7	7	7
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.08	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94	$1.52
Accumulation unit value at end of period	$2.52	$2.31	$2.08	$2.33	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	266	304	415	629	1,071	1,430	1,690	1,904	5,063	6,456
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94
Accumulation unit value at end of period	$1.74	$1.43	$1.31	$1.34	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.43	$1.40	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.44	$1.43	$1.40	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79	$1.26
Accumulation unit value at end of period	$2.19	$1.90	$1.66	$1.80	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,018	1,223	1,691	2,580	4,193	5,612	6,698	7,635	13,387	16,530
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.80	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03
Accumulation unit value at end of period	$1.77	$1.56	$1.80	$1.79	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.17	$0.97	$1.00	$1.04	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	25	40	90	121	252	340	518	575	15,338	7,640
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32
Accumulation unit value at end of period	$1.97	$1.75	$1.57	$1.68	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	28	39	56	98	214	309	334	367	386	417
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58	$1.22
Accumulation unit value at end of period	$1.52	$1.32	$1.14	$1.30	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	133	189	269	432	989	1,437	1,733	1,918	1,891	2,274
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.78	$1.42	$1.45	$1.40	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	28	50	94	148	372	502	720	810	16,609	16,165
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.89	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71	$1.19
Accumulation unit value at end of period	$2.50	$2.02	$1.89	$1.97	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	7	8	8	8	—	—
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.51	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93	$1.22
Accumulation unit value at end of period	$1.77	$1.61	$1.51	$1.55	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	28	48	128	136	128	114	120

148	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.77	$2.54	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39	$2.27
Accumulation unit value at end of period	$3.11	$2.77	$2.54	$3.03	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	39	26	30	36	30
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.02	$0.95	$0.94	$0.97	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	95	100	17	27	74	83	146	173	3,620	5,493
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.41	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.71	$1.26	$1.41	$1.53	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	12	12	13	14	15	1	1
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.60	$2.49	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05	$1.72
Accumulation unit value at end of period	$2.62	$2.60	$2.49	$2.49	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	36	47	54	62	106	113	130	148	171	199
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.62	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68	$1.28
Accumulation unit value at end of period	$1.92	$1.55	$1.62	$1.60	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	427	527	650	1,084	1,862	2,334	2,638	3,063	3,252	3,876
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.88	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90	$1.54
Accumulation unit value at end of period	$2.47	$1.85	$1.88	$1.85	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	4	4	4	4	4	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02	$1.21
Accumulation unit value at end of period	$1.48	$1.43	$1.37	$1.43	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	689	842	1,140	1,757	2,768	2,872	3,358	3,835	17,599	16,567
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.06	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36
Accumulation unit value at end of period	$2.66	$2.38	$2.06	$2.24	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	15	14	26	27	27
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.34	$1.20	$1.09	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	57	94	174	240	428	482	619	706	8,743	13,831
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$2.42	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91	$1.12
Accumulation unit value at end of period	$2.38	$2.10	$2.42	$2.29	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	2	2	2
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.33	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92	$1.67
Accumulation unit value at end of period	$1.58	$1.27	$1.33	$1.35	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.62	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73	$1.22
Accumulation unit value at end of period	$2.15	$2.03	$1.62	$1.73	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	9	14	23	30	31	37	39	70	54	56
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.34	$1.85	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	18	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.85	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38	$1.33
Accumulation unit value at end of period	$1.86	$1.87	$1.85	$1.97	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	310	388	495	726	1,112	1,195	1,400	1,587	7,972	8,575
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.33	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81	$1.43
Accumulation unit value at end of period	$1.67	$1.43	$1.33	$1.45	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	37	37	45	71	155	192	223	234	244	274
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.46	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	727	740	920	1,394	1,393	1,097	718	311	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	149

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.47	$1.41	$1.45	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,519	3,641	5,415	7,636	8,134	10,369	15,182	19,052	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	580	605	1,414	1,292	2,074	1,238	689	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.14	$1.12	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,340	5,854	6,879	6,574	9,884	12,782	10,021	10,681	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,660	1,295	1,096	174	186	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.00	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,770	2,309	2,449	3,211	597	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,171	5,911	5,968	6,432	2,263	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,381	19,864	20,555	19,798	3,135	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,531	4,056	4,618	6,270	8,994	7,841	8,198	7,344	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$1.28	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,600	48,972	60,281	70,771	90,378	96,525	107,320	114,757	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.39	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,161	2,684	3,148	3,501	4,157	4,472	4,132	3,683	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.38	$1.34	$1.18	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.39	$1.34	$1.38	$1.34	$1.18	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,116	16,982	21,930	28,435	37,717	44,930	51,440	62,718	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	593	780	1,194	977	1,264	1,087	1,054	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.20	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,627	4,241	5,209	8,013	10,248	12,007	12,307	12,980	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.76	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31
Accumulation unit value at end of period	$2.28	$2.17	$1.76	$1.98	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	377	421	617	950	1,450	1,963	2,230	2,533	2,957	3,379

150	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.32	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17	$2.19
Accumulation unit value at end of period	$2.93	$2.25	$2.32	$2.37	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	283	370	471	732	1,139	1,389	1,634	1,715	4,755	7,042
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.01	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81	$1.37
Accumulation unit value at end of period	$2.63	$2.24	$2.01	$2.06	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	199	250	347	569	882	1,207	1,413	1,664	4,848	5,126
Variable account charges of 2.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.58	$1.39	$1.36	$1.37	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.39	$1.04	$1.07	$1.06	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	11	11	11	11	11	—	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30
Accumulation unit value at end of period	$2.09	$1.80	$1.66	$1.66	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86	$1.87
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.12	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	27	30	30	39	55	97	119	166	258	325
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08	$1.12
Accumulation unit value at end of period	$1.25	$1.23	$1.20	$1.26	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	81	86	99	141	151	175	348	352	348
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.53	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94	$1.75
Accumulation unit value at end of period	$1.82	$1.42	$1.53	$1.55	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.83	$1.52	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66	$0.90
Accumulation unit value at end of period	$2.00	$1.83	$1.52	$1.58	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.23	$1.72	$1.68	$1.62	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	13	40	47	53	67	79
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.67	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86	$1.20
Accumulation unit value at end of period	$2.10	$1.97	$1.67	$1.78	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.64	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60	$1.03
Accumulation unit value at end of period	$2.08	$1.70	$1.64	$1.75	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	151

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.66	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25
Accumulation unit value at end of period	$2.14	$1.76	$1.66	$1.68	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	15	17	19	30	72	104	112	256	279	279
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93	$1.59
Accumulation unit value at end of period	$2.20	$1.96	$1.77	$1.85	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	22	23	24	27	30	65	109	138	433	428
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.86	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23	$2.72
Accumulation unit value at end of period	$2.76	$1.91	$1.86	$2.08	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	15	21	29	38	50	92	136
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05
Accumulation unit value at end of period	$0.88	$0.90	$0.92	$0.94	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102	96	15	16	22	25	27	27	135	79
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.77	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88	$1.19
Accumulation unit value at end of period	$2.03	$1.94	$1.77	$1.83	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	23	23	26	30	45	50	68	154	172	215
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94	$1.18
Accumulation unit value at end of period	$1.96	$1.88	$1.73	$1.78	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	1	2	9	10	206	152
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00	$1.09
Accumulation unit value at end of period	$1.33	$1.30	$1.27	$1.30	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	12	30	31	486	520
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.79	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68	$1.25
Accumulation unit value at end of period	$2.23	$1.78	$1.79	$1.68	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	19
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79	$1.29
Accumulation unit value at end of period	$2.29	$1.93	$1.76	$1.78	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	36	36	36	36	36	36	36	20	3	4
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68	$1.26
Accumulation unit value at end of period	$2.06	$1.71	$1.71	$1.65	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	8	13	13	32	36	48
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53	$0.99
Accumulation unit value at end of period	$1.59	$1.43	$1.28	$1.37	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.52	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00	$1.71
Accumulation unit value at end of period	$1.75	$1.40	$1.52	$1.48	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.70	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28
Accumulation unit value at end of period	$2.37	$2.00	$1.70	$1.83	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.76	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95	$1.35
Accumulation unit value at end of period	$2.56	$2.29	$1.76	$1.92	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	8	14	197	155
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99	$1.04
Accumulation unit value at end of period	$1.03	$1.02	$1.02	$1.02	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	12	15	17	30	30	102	66
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

152	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06	$1.08
Accumulation unit value at end of period	$1.29	$1.28	$1.21	$1.25	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	6	26	28	346	223
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59	$0.99
Accumulation unit value at end of period	$1.48	$1.25	$1.16	$1.18	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	4	21	21	391	251
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.91	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79	$1.27
Accumulation unit value at end of period	$2.56	$2.26	$1.91	$1.94	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.93	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74	$1.26
Accumulation unit value at end of period	$2.46	$2.18	$1.93	$2.02	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69	$1.19
Accumulation unit value at end of period	$2.75	$1.97	$1.93	$1.86	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	6	14	17	25	32	40
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.59	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25
Accumulation unit value at end of period	$2.09	$1.68	$1.59	$1.67	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.88	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61	$1.09
Accumulation unit value at end of period	$1.02	$0.82	$0.88	$0.89	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52
Accumulation unit value at end of period	$1.32	$1.05	$1.09	$1.14	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.18	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	4	9	23	164	146
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$2.04	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89	$1.59
Accumulation unit value at end of period	$2.56	$2.15	$2.04	$2.07	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	29	31	34	44	71	130	176	304	388	550
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.81	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38
Accumulation unit value at end of period	$2.36	$1.78	$1.81	$1.73	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01	$1.07
Accumulation unit value at end of period	$1.32	$1.30	$1.27	$1.31	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	18	19	22	36	48	65	78	287	300
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.56	$2.33	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03	$1.74
Accumulation unit value at end of period	$3.03	$2.56	$2.33	$2.42	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	15	15	22	29	37	90	136
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.41	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93	$1.69
Accumulation unit value at end of period	$1.67	$1.31	$1.41	$1.40	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9	11	11	15	26	40	47	84	93	97
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77	$1.37
Accumulation unit value at end of period	$1.47	$1.36	$1.38	$1.40	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	13	16	19	43	50	52

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	153

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91	$1.31
Accumulation unit value at end of period	$1.85	$1.72	$1.54	$1.69	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	9	33	9	28
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86	$1.39
Accumulation unit value at end of period	$1.86	$1.75	$1.54	$1.65	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.71	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86	$1.21
Accumulation unit value at end of period	$2.30	$1.95	$1.71	$1.82	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72	$1.28
Accumulation unit value at end of period	$2.13	$1.79	$1.76	$1.84	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.06	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94	$1.52
Accumulation unit value at end of period	$2.50	$2.30	$2.06	$2.32	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	14	22	41	53	87	155	185
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.31	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58	$0.93
Accumulation unit value at end of period	$1.73	$1.42	$1.31	$1.33	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.39	$1.32	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.43	$1.43	$1.39	$1.32	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.65	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79	$1.25
Accumulation unit value at end of period	$2.18	$1.89	$1.65	$1.79	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	35	37	41	49	75	141	195	315	440	509
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.55	$1.79	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72	$1.03
Accumulation unit value at end of period	$1.76	$1.55	$1.79	$1.78	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61	$1.04
Accumulation unit value at end of period	$1.16	$0.97	$0.99	$1.04	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	14	41	282	132
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32
Accumulation unit value at end of period	$1.95	$1.74	$1.57	$1.67	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	3	4	4	3	5	5
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.34	$1.36	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57	$1.22
Accumulation unit value at end of period	$1.51	$1.31	$1.14	$1.30	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	13	16	17	17	25	30
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62	$1.05
Accumulation unit value at end of period	$1.77	$1.42	$1.44	$1.40	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	3	16	16	314	298
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.00	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.88	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71	$1.19
Accumulation unit value at end of period	$2.48	$2.00	$1.88	$1.96	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

154	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.50	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22
Accumulation unit value at end of period	$1.75	$1.60	$1.50	$1.54	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	9	9	9	—	—
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.75	$2.52	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38	$2.27
Accumulation unit value at end of period	$3.09	$2.75	$2.52	$3.02	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46	$0.85
Accumulation unit value at end of period	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	6	64	100
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.40	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.70	$1.25	$1.40	$1.52	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.58	$2.47	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04	$1.72
Accumulation unit value at end of period	$2.61	$2.58	$2.47	$2.48	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	3	3	3	5	6
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.61	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68	$1.28
Accumulation unit value at end of period	$1.91	$1.54	$1.61	$1.59	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	11	17	36	44	77	70	80
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.87	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90	$1.54
Accumulation unit value at end of period	$2.45	$1.83	$1.87	$1.84	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01	$1.21
Accumulation unit value at end of period	$1.47	$1.42	$1.36	$1.42	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	45	45	48	56	93	111	156	263	573	562
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.36	$2.05	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36
Accumulation unit value at end of period	$2.64	$2.36	$2.05	$2.23	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.33	$1.20	$1.08	$1.22	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	4	12	12	192	276
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.40	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91	$1.12
Accumulation unit value at end of period	$2.36	$2.09	$2.40	$2.27	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.32	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92	$1.67
Accumulation unit value at end of period	$1.57	$1.26	$1.32	$1.35	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.62	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72	$1.22
Accumulation unit value at end of period	$2.13	$2.02	$1.62	$1.72	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.34	$1.84	$1.75	$1.79	$1.61	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.84	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38	$1.32
Accumulation unit value at end of period	$1.85	$1.85	$1.84	$1.96	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	24	39	46	63	115	259	283
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81	$1.43
Accumulation unit value at end of period	$1.65	$1.42	$1.32	$1.45	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	155

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	187	189	191	192	194	196	167	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.44	$1.40	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.46	$1.41	$1.44	$1.40	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	17	20	22	24	26	29	132	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	438	445	497	620	633	559	683	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.12	$1.14	$1.12	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	155	161	168	66	66	67	175	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	45	50	54	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.00	$1.03	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	397	417	404	256	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,421	1,905	2,370	2,142	2,214	1,827	1,745	1,181	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.27	$1.31	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,895	2,030	2,052	2,334	2,589	3,343	3,206	3,977	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	138	460	643	1,013	1,623	1,506	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.38	$1.34	$1.38	$1.34	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	282	798	940	1,059	1,723	2,462	2,178	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	188	193	290	297	371	394	620	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.22	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315	319	—	—	—	58	61	100	—	—

156	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.75	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88	$1.31
Accumulation unit value at end of period	$2.26	$2.16	$1.75	$1.97	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	13	14	16	22	37	69	82	136	167	190
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.23	$2.31	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17	$2.19
Accumulation unit value at end of period	$2.91	$2.23	$2.31	$2.35	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	7	17	23	22	79	123
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.00	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81	$1.37
Accumulation unit value at end of period	$2.61	$2.22	$2.00	$2.05	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	12	19	36	48	83	154	168
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.75	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89	$1.29
Accumulation unit value at end of period	$2.03	$1.85	$1.75	$1.76	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01	$1.76
Accumulation unit value at end of period	$1.65	$1.36	$1.34	$1.34	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	1	2	2	2	9	7
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.14	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86	$1.20
Accumulation unit value at end of period	$2.78	$2.11	$2.14	$2.15	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	18	25	38	58	114	14	16
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.64	$1.52	$1.18	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$1.71	$1.56	$1.64	$1.52	$1.18	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.10	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85	$1.48
Accumulation unit value at end of period	$2.74	$2.22	$2.10	$2.21	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	3	—	—

Variable account charges of 2.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.57	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.38	$1.04	$1.07	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30
Accumulation unit value at end of period	$2.08	$1.79	$1.65	$1.66	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	63	67	69	72	80	66	66
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85	$1.86
Accumulation unit value at end of period	$1.33	$1.09	$1.12	$1.12	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	199	237	253	293	318	413	466	506	1,095	1,482

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	157

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07	$1.11
Accumulation unit value at end of period	$1.24	$1.22	$1.19	$1.25	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	380	391	454	518	590	555	652	895	890	892
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.52	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94	$1.75
Accumulation unit value at end of period	$1.80	$1.41	$1.52	$1.54	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	13	13
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.82	$1.52	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89
Accumulation unit value at end of period	$1.99	$1.82	$1.52	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.68	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68	$1.19
Accumulation unit value at end of period	$2.22	$1.71	$1.68	$1.61	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	13	21	27	32	42	51	83	143	194	231
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.66	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86	$1.20
Accumulation unit value at end of period	$2.09	$1.96	$1.66	$1.77	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.64	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60	$1.03
Accumulation unit value at end of period	$2.07	$1.70	$1.64	$1.75	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70	$1.24
Accumulation unit value at end of period	$2.13	$1.75	$1.65	$1.68	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	26	31	64	86	102	119	190	352	415	478
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93	$1.59
Accumulation unit value at end of period	$2.19	$1.95	$1.76	$1.84	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	209	231	258	284	368	477	561	658	2,652	2,378
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.85	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23	$2.71
Accumulation unit value at end of period	$2.74	$1.90	$1.85	$2.07	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	50	69	80	83	94	166	188	195	488	668
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05
Accumulation unit value at end of period	$0.88	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	515	524	131	150	161	164	246	398	1,050	773
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87	$1.19
Accumulation unit value at end of period	$2.01	$1.93	$1.77	$1.82	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	52	56	72	75	81	110	131	160	218	277
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.87	$1.72	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94	$1.18
Accumulation unit value at end of period	$1.95	$1.87	$1.72	$1.77	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	22	25	7	12	15	20	25	53	1,448	904
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00	$1.09
Accumulation unit value at end of period	$1.32	$1.30	$1.27	$1.29	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	44	45	64	73	80	92	229	3,293	3,101
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.78	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25
Accumulation unit value at end of period	$2.22	$1.77	$1.78	$1.67	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	7	9	9	10	14	15	10	20	84	189
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79	$1.29
Accumulation unit value at end of period	$2.28	$1.92	$1.75	$1.77	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	13	13	13	13	13	13	13
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68	$1.25
Accumulation unit value at end of period	$2.04	$1.70	$1.70	$1.64	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	3	4	8	11	11	12	17	29	34	55

158	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99
Accumulation unit value at end of period	$1.58	$1.42	$1.27	$1.37	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.51	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99	$1.70
Accumulation unit value at end of period	$1.74	$1.39	$1.51	$1.47	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.70	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28
Accumulation unit value at end of period	$2.36	$1.99	$1.70	$1.82	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	8	8	8	8	8	8
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.75	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95	$1.34
Accumulation unit value at end of period	$2.54	$2.27	$1.75	$1.91	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	6	13	13	20	1,244	858
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99	$1.04
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$1.02	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	107	120	134	164	195	295	311	415	848	559
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08
Accumulation unit value at end of period	$1.28	$1.28	$1.20	$1.24	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	28	29	31	42	51	56	64	145	2,396	1,341
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99
Accumulation unit value at end of period	$1.47	$1.25	$1.16	$1.18	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	12	25	26	43	2,451	1,391
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.90	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79	$1.27
Accumulation unit value at end of period	$2.54	$2.24	$1.90	$1.93	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.92	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74	$1.26
Accumulation unit value at end of period	$2.44	$2.17	$1.92	$2.01	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68	$1.19
Accumulation unit value at end of period	$2.73	$1.96	$1.92	$1.85	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	20	27	30	37	45	56	68	90	125	169
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.58	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86	$1.24
Accumulation unit value at end of period	$2.08	$1.67	$1.58	$1.66	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	67	68	68	68	68	62	68
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.88	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09
Accumulation unit value at end of period	$1.01	$0.81	$0.88	$0.89	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52
Accumulation unit value at end of period	$1.31	$1.04	$1.08	$1.14	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.17	$1.16	$1.09	$1.12	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	6	11	11	23	1,039	830

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	159

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$2.02	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89	$1.58
Accumulation unit value at end of period	$2.54	$2.14	$2.02	$2.06	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	246	286	333	401	509	641	784	1,031	1,610	2,479
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.80	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38
Accumulation unit value at end of period	$2.34	$1.77	$1.80	$1.72	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	8	8	8	8	8	8
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01	$1.07
Accumulation unit value at end of period	$1.32	$1.29	$1.26	$1.30	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	79	91	102	118	151	146	180	323	1,730	1,613
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.32	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03	$1.74
Accumulation unit value at end of period	$3.00	$2.54	$2.32	$2.41	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	33	37	49	63	82	111	123	166	606	844
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93	$1.69
Accumulation unit value at end of period	$1.66	$1.30	$1.40	$1.39	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	45	55	66	79	80	106	142	174	230	254
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77	$1.37
Accumulation unit value at end of period	$1.46	$1.35	$1.37	$1.39	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	3	5	13	23
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90	$1.31
Accumulation unit value at end of period	$1.84	$1.71	$1.53	$1.68	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	52	53	54	146	190	207	208	324	322	386
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.53	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85	$1.39
Accumulation unit value at end of period	$1.85	$1.74	$1.53	$1.64	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	19	19	19
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.70	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86	$1.21
Accumulation unit value at end of period	$2.29	$1.94	$1.70	$1.81	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	17	18	18
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.74	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72	$1.28
Accumulation unit value at end of period	$2.12	$1.78	$1.74	$1.83	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.05	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94	$1.52
Accumulation unit value at end of period	$2.48	$2.28	$2.05	$2.30	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	61	66	79	90	115	152	200	281	737	899
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58	$0.93
Accumulation unit value at end of period	$1.72	$1.41	$1.30	$1.33	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.39	$1.31	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.43	$1.43	$1.39	$1.31	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	65	67	68	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.64	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79	$1.25
Accumulation unit value at end of period	$2.16	$1.88	$1.64	$1.78	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	250	286	345	455	556	724	913	1,141	1,947	2,373
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.55	$1.79	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03
Accumulation unit value at end of period	$1.75	$1.55	$1.79	$1.77	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60	$1.04
Accumulation unit value at end of period	$1.16	$0.96	$0.99	$1.03	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	8	18	19	29	1,918	779

160	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.56	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92	$1.31
Accumulation unit value at end of period	$1.94	$1.73	$1.56	$1.66	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	5	6	8	12	19	25	29
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.33	$1.35	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57	$1.22
Accumulation unit value at end of period	$1.50	$1.30	$1.13	$1.29	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	8	8	19	22	27	34	64	102	126	164
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05
Accumulation unit value at end of period	$1.76	$1.41	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	10	20	22	35	2,001	1,638
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.00	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.87	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70	$1.19
Accumulation unit value at end of period	$2.46	$1.99	$1.87	$1.95	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	28	28
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.49	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22
Accumulation unit value at end of period	$1.74	$1.59	$1.49	$1.53	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	21	21	21
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.73	$2.51	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38	$2.27
Accumulation unit value at end of period	$3.06	$2.73	$2.51	$3.00	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	48	48
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46	$0.84
Accumulation unit value at end of period	$1.01	$0.94	$0.93	$0.96	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	4	5	6	395	554
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.39	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.69	$1.24	$1.39	$1.51	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.57	$2.46	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04	$1.71
Accumulation unit value at end of period	$2.59	$2.57	$2.46	$2.46	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	10	10	12	20	38	52
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.60	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68	$1.28
Accumulation unit value at end of period	$1.90	$1.53	$1.60	$1.58	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	57	70	75	103	140	157	198	273	327	413
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.86	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90	$1.53
Accumulation unit value at end of period	$2.43	$1.82	$1.86	$1.83	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	19	19	20	20	20	20	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21
Accumulation unit value at end of period	$1.46	$1.41	$1.35	$1.41	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	186	195	227	251	280	309	361	485	2,483	2,140
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$2.04	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82	$1.36
Accumulation unit value at end of period	$2.62	$2.35	$2.04	$2.21	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.32	$1.19	$1.08	$1.21	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	9	12	13	29	1,099	1,528

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	161

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.39	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91	$1.12
Accumulation unit value at end of period	$2.34	$2.08	$2.39	$2.26	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	3	3	3	4	4
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.32	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91	$1.66
Accumulation unit value at end of period	$1.56	$1.26	$1.32	$1.34	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.61	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72	$1.22
Accumulation unit value at end of period	$2.12	$2.01	$1.61	$1.71	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	4	5
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.33	$1.84	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.83	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37	$1.32
Accumulation unit value at end of period	$1.84	$1.84	$1.83	$1.95	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	118	125	138	158	180	192	231	310	1,340	1,308
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.32	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81	$1.43
Accumulation unit value at end of period	$1.64	$1.41	$1.32	$1.44	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	38	38
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.46	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	233	234	278	293	380	382	448	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	215	29	30	30	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.11	$1.14	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	528	356	660	763	1,070	1,862	2,291	3,336	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	27	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.03	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$0.99	$1.03	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	148	148	357	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	242	250	159	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,182	3,361	3,282	1,630	251	—	—	—	—	—

162	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.30	$1.26	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$1.27	$1.30	$1.26	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	317	330	342	784	828	1,126	989	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$1.27	$1.30	$1.27	$1.16	$1.07	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,845	5,433	6,544	9,531	11,587	12,869	14,410	16,444	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.38	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.38	$1.34	$1.38	$1.33	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,172	1,477	1,622	2,028	2,636	3,659	5,857	7,566	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.22	$1.18	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.19	$1.22	$1.18	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	346	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	730	791	881	1,501	2,419	2,683	3,591	3,624	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.74	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87	$1.31
Accumulation unit value at end of period	$2.25	$2.14	$1.74	$1.96	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	91	99	130	146	164	218	282	375	551	670
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$2.30	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17	$2.19
Accumulation unit value at end of period	$2.89	$2.22	$2.30	$2.34	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	9	14	17	20	25	30	43	63	398	583
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.98	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81	$1.37
Accumulation unit value at end of period	$2.59	$2.21	$1.98	$2.04	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	48	57	68	83	97	132	167	225	641	665
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.74	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89	$1.28
Accumulation unit value at end of period	$2.02	$1.83	$1.74	$1.75	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00	$1.75
Accumulation unit value at end of period	$1.64	$1.35	$1.33	$1.33	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	51	59	60	76	83	90	102	104	179	156
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$2.12	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85	$1.20
Accumulation unit value at end of period	$2.76	$2.09	$2.12	$2.14	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	124	152	161	180	210	303	368	439	185	233
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.64	$1.51	$1.18	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$1.71	$1.55	$1.64	$1.51	$1.18	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	5	11	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	163

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.21	$2.09	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85	$1.48
Accumulation unit value at end of period	$2.72	$2.21	$2.09	$2.20	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	17	19	25	29	34	—	—

Variable account charges of 2.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.56	$1.38	$1.35	$1.36	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	8	8	9	10	20	20
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15
Accumulation unit value at end of period	$1.38	$1.03	$1.06	$1.06	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.78	$1.64	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30
Accumulation unit value at end of period	$2.07	$1.78	$1.64	$1.65	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85	$1.86
Accumulation unit value at end of period	$1.33	$1.08	$1.11	$1.11	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	354	445	469	664	767	969	1,095	1,143	2,948	3,883
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07	$1.11
Accumulation unit value at end of period	$1.23	$1.21	$1.19	$1.24	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	640	708	778	1,028	1,254	1,192	1,402	1,915	2,198	2,193
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.51	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94	$1.74
Accumulation unit value at end of period	$1.79	$1.40	$1.51	$1.54	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.81	$1.51	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89
Accumulation unit value at end of period	$1.98	$1.81	$1.51	$1.57	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	7	7	6
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.67	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68	$1.18
Accumulation unit value at end of period	$2.20	$1.70	$1.67	$1.60	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	103	133	168	338	444	572	671	830	972	1,039
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.65	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86	$1.20
Accumulation unit value at end of period	$2.07	$1.95	$1.65	$1.76	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.69	$1.63	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60	$1.03
Accumulation unit value at end of period	$2.05	$1.69	$1.63	$1.74	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.64	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70	$1.24
Accumulation unit value at end of period	$2.11	$1.74	$1.64	$1.67	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	137	183	217	422	657	780	1,000	1,375	1,651	1,706
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93	$1.59
Accumulation unit value at end of period	$2.17	$1.94	$1.75	$1.83	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	364	417	482	611	752	954	1,184	1,424	6,746	6,318
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.84	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23	$2.71
Accumulation unit value at end of period	$2.72	$1.89	$1.84	$2.06	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	110	154	180	241	329	338	389	416	1,345	1,926
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05
Accumulation unit value at end of period	$0.87	$0.89	$0.91	$0.93	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	637	688	138	167	260	289	1,125	1,266	2,602	959

164	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87	$1.19
Accumulation unit value at end of period	$2.00	$1.92	$1.75	$1.81	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	104	118	136	167	194	209	267	385	579	748
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93	$1.18
Accumulation unit value at end of period	$1.93	$1.86	$1.71	$1.76	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	100	121	18	45	56	55	119	184	3,633	2,386
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00	$1.08
Accumulation unit value at end of period	$1.31	$1.29	$1.26	$1.28	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	151	152	212	265	255	419	533	7,805	7,577
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.77	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25
Accumulation unit value at end of period	$2.20	$1.76	$1.77	$1.66	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	11	14	16	19	26	32	48	52	118	316
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79	$1.28
Accumulation unit value at end of period	$2.26	$1.90	$1.74	$1.76	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	22
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.69	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68	$1.25
Accumulation unit value at end of period	$2.03	$1.69	$1.69	$1.63	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	8	10	11	15	28	35	44	62	95	146
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99
Accumulation unit value at end of period	$1.57	$1.41	$1.27	$1.36	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	8	8	7
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99	$1.70
Accumulation unit value at end of period	$1.73	$1.38	$1.50	$1.46	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.68	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76	$1.28
Accumulation unit value at end of period	$2.34	$1.98	$1.68	$1.81	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.74	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94	$1.34
Accumulation unit value at end of period	$2.52	$2.26	$1.74	$1.90	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	17	19	21	48	53	77	122	136	3,544	2,710
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99	$1.04
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.01	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	94	110	122	150	198	237	317	475	1,632	928
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.45	$0.41	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10
Accumulation unit value at end of period	$0.45	$0.45	$0.41	$0.56	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	9	10	10	11	11	7
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08
Accumulation unit value at end of period	$1.27	$1.27	$1.19	$1.24	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	74	78	89	142	184	175	286	378	5,689	3,061
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	29	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.15	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99
Accumulation unit value at end of period	$1.46	$1.24	$1.15	$1.17	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	20	24	25	81	101	111	206	243	7,096	4,344
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.89	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79	$1.27
Accumulation unit value at end of period	$2.53	$2.23	$1.89	$1.92	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	5	5	5

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	165

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.91	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73	$1.26
Accumulation unit value at end of period	$2.43	$2.15	$1.91	$2.00	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68	$1.19
Accumulation unit value at end of period	$2.72	$1.95	$1.91	$1.84	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	38	53	63	107	153	189	203	246	317	396
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.58	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85	$1.24
Accumulation unit value at end of period	$2.07	$1.66	$1.58	$1.65	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.88	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09
Accumulation unit value at end of period	$1.00	$0.81	$0.88	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93	$1.52
Accumulation unit value at end of period	$1.30	$1.03	$1.07	$1.13	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.17	$1.15	$1.08	$1.12	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	42	47	47	72	100	2,636	2,023
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$2.01	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89	$1.58
Accumulation unit value at end of period	$2.53	$2.12	$2.01	$2.05	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	417	514	587	835	1,123	1,443	1,778	2,267	3,812	6,343
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.79	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71	$1.37
Accumulation unit value at end of period	$2.33	$1.76	$1.79	$1.71	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	10	12	11	12	43	44	44	44	45	44
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01	$1.07
Accumulation unit value at end of period	$1.31	$1.28	$1.25	$1.29	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	303	352	399	619	757	733	917	1,193	4,611	4,369
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.53	$2.31	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03	$1.74
Accumulation unit value at end of period	$2.98	$2.53	$2.31	$2.39	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	56	67	76	103	122	167	202	254	1,551	2,267
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93	$1.69
Accumulation unit value at end of period	$1.65	$1.30	$1.40	$1.38	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	98	126	136	220	273	344	401	441	570	644
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77	$1.36
Accumulation unit value at end of period	$1.45	$1.34	$1.36	$1.38	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	8	10	13	23	25	92	109
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90	$1.31
Accumulation unit value at end of period	$1.82	$1.70	$1.52	$1.67	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	116	121	128	132	147	148	151	155	211	288
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38
Accumulation unit value at end of period	$1.84	$1.73	$1.52	$1.64	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	86	90	93	97	112	113	127	128	129	129
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.69	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86	$1.20
Accumulation unit value at end of period	$2.27	$1.93	$1.69	$1.80	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	37	37	39	17	17	22
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72	$1.28
Accumulation unit value at end of period	$2.10	$1.77	$1.74	$1.82	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	21	21	21	21

166	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$2.04	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93	$1.51
Accumulation unit value at end of period	$2.47	$2.27	$2.04	$2.29	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	130	147	174	252	347	449	553	671	1,899	2,327
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58	$0.93
Accumulation unit value at end of period	$1.71	$1.41	$1.30	$1.32	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.39	$1.31	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.43	$1.43	$1.39	$1.31	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	12	14	17	24	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.86	$1.63	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78	$1.25
Accumulation unit value at end of period	$2.15	$1.86	$1.63	$1.77	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	504	615	733	1,034	1,359	1,773	2,197	2,697	4,887	5,937
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.78	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03
Accumulation unit value at end of period	$1.74	$1.54	$1.78	$1.77	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04
Accumulation unit value at end of period	$1.15	$0.96	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	20	23	22	68	77	84	153	179	5,423	2,489
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92	$1.31
Accumulation unit value at end of period	$1.93	$1.71	$1.55	$1.65	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	15	20	28	80	97	110	145	162	172	178
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.37	$1.30	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.33	$1.35	$1.37	$1.30	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57	$1.21
Accumulation unit value at end of period	$1.49	$1.30	$1.12	$1.28	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	67	93	129	292	381	451	560	642	650	746
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05
Accumulation unit value at end of period	$1.75	$1.40	$1.43	$1.39	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	13	16	15	57	73	84	162	193	5,730	5,119
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.00	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.86	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70	$1.19
Accumulation unit value at end of period	$2.45	$1.98	$1.86	$1.94	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.48	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92	$1.21
Accumulation unit value at end of period	$1.73	$1.58	$1.48	$1.52	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	14	13	13	13	13	12	12	12	31	30
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.71	$2.49	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38	$2.26
Accumulation unit value at end of period	$3.04	$2.71	$2.49	$2.99	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	28	46	46	48	50	107	80
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84
Accumulation unit value at end of period	$1.00	$0.93	$0.92	$0.96	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	20	24	24	42	45	1,250	1,786
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.39	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.68	$1.24	$1.39	$1.51	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	57	57	57	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	167

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.55	$2.45	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04	$1.71
Accumulation unit value at end of period	$2.57	$2.55	$2.45	$2.45	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	16	17	19	34	37	48	55	105	118
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.59	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68	$1.28
Accumulation unit value at end of period	$1.88	$1.52	$1.59	$1.57	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	181	233	254	407	560	678	791	988	1,061	1,218
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.85	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90	$1.53
Accumulation unit value at end of period	$2.42	$1.81	$1.85	$1.82	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	6	14	14	24	22
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21
Accumulation unit value at end of period	$1.45	$1.40	$1.34	$1.41	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	355	398	444	650	790	785	1,033	1,290	6,485	5,630
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.03	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82	$1.35
Accumulation unit value at end of period	$2.60	$2.33	$2.03	$2.20	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.32	$1.19	$1.07	$1.21	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	18	20	21	46	51	48	88	114	2,958	4,286
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$2.38	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91	$1.11
Accumulation unit value at end of period	$2.33	$2.06	$2.38	$2.25	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.31	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91	$1.66
Accumulation unit value at end of period	$1.55	$1.25	$1.31	$1.33	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	45	45
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.60	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72	$1.21
Accumulation unit value at end of period	$2.11	$1.99	$1.60	$1.70	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	19	19	19	19
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.32	$1.83	$1.74	$1.78	$1.60	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.83	$1.82	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37	$1.32
Accumulation unit value at end of period	$1.83	$1.83	$1.82	$1.94	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	264	294	308	395	470	502	632	805	3,313	3,291
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80	$1.42
Accumulation unit value at end of period	$1.63	$1.41	$1.31	$1.43	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	84	87	91	95	106	107	109	134	135	138
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	92	92	93	194	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.45	$1.40	$1.44	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,624	1,824	2,358	3,173	4,710	5,125	5,722	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	503	510	517	780	801	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,132	2,549	2,578	2,863	4,102	5,610	6,482	8,040	—	—

168	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	309	303	253	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,100	967	1,228	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.06	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.00	$1.06	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,026	1,052	1,142	1,010	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,265	5,592	6,279	4,172	382	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,740	2,018	2,126	2,505	2,475	2,470	2,061	1,347	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,689	15,069	17,907	21,744	28,558	30,576	33,819	37,728	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—	24	25	25	179	208	185	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,240	7,834	8,721	10,270	13,064	15,217	17,486	19,238	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,107	1,164	1,227	1,288	1,275	1,211	1,201	209	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.19	$1.22	$1.19	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,099	3,356	3,674	4,031	5,750	6,966	7,016	7,951	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.73	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87	$1.30
Accumulation unit value at end of period	$2.23	$2.13	$1.73	$1.95	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	191	220	274	401	503	664	781	966	1,307	1,543
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	169

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$2.28	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16	$2.18
Accumulation unit value at end of period	$2.87	$2.20	$2.28	$2.33	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	65	86	106	194	224	263	332	360	1,418	2,018
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.97	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81	$1.37
Accumulation unit value at end of period	$2.57	$2.20	$1.97	$2.03	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	97	122	145	227	290	380	460	587	1,785	1,833
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89	$1.28
Accumulation unit value at end of period	$2.00	$1.82	$1.73	$1.74	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	3	5	7	7	8	9	10	12	12	12
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75
Accumulation unit value at end of period	$1.63	$1.34	$1.32	$1.33	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	62	82	81	97	111	140	153	187	242	228
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$2.11	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85	$1.20
Accumulation unit value at end of period	$2.74	$2.08	$2.11	$2.13	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	144	185	190	215	276	368	420	543	341	414
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.01	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	11	12	27	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.08	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85	$1.47
Accumulation unit value at end of period	$2.71	$2.19	$2.08	$2.19	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	20	26	28	34	39	56	60	80	—	—
Variable account charges of 2.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.34	$1.36	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59	$1.15
Accumulation unit value at end of period	$1.37	$1.03	$1.06	$1.05	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	28	26	23	19	16	13	9	10
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75	$1.29
Accumulation unit value at end of period	$2.05	$1.77	$1.63	$1.64	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	18	19	—	—	—	—	21
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85	$1.86
Accumulation unit value at end of period	$1.32	$1.08	$1.11	$1.10	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	293	449	471	679	753	878	922	818	1,640	2,149
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07	$1.11
Accumulation unit value at end of period	$1.22	$1.20	$1.18	$1.24	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	655	709	795	998	1,126	966	1,044	1,217	1,315	1,306
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.50	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94	$1.74
Accumulation unit value at end of period	$1.78	$1.39	$1.50	$1.53	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.81	$1.50	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89
Accumulation unit value at end of period	$1.97	$1.81	$1.50	$1.56	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	14	14	6	6	6	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.66	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67	$1.18
Accumulation unit value at end of period	$2.18	$1.69	$1.66	$1.60	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	190	315	346	562	754	898	984	1,097	1,283	1,514

170	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.64	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86	$1.20
Accumulation unit value at end of period	$2.06	$1.94	$1.64	$1.75	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	17	18	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60	$1.03
Accumulation unit value at end of period	$2.04	$1.68	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	17	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70	$1.24
Accumulation unit value at end of period	$2.10	$1.73	$1.63	$1.66	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	144	180	188	266	447	521	660	714	948	914
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92	$1.59
Accumulation unit value at end of period	$2.16	$1.93	$1.73	$1.82	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	313	453	548	760	891	1,039	1,150	1,238	3,951	3,766
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.83	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22	$2.70
Accumulation unit value at end of period	$2.70	$1.88	$1.83	$2.05	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	94	162	184	240	276	261	288	249	650	980
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05	$1.04
Accumulation unit value at end of period	$0.87	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	149	173	326	439	840	1,138	1,039	1,159	2,521	1,283
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.74	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87	$1.19
Accumulation unit value at end of period	$1.99	$1.91	$1.74	$1.80	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	96	100	135	164	213	223	253	311	344	457
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93	$1.17
Accumulation unit value at end of period	$1.92	$1.84	$1.70	$1.75	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	173	188	26	42	50	61	68	79	1,882	1,235
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99	$1.08
Accumulation unit value at end of period	$1.30	$1.28	$1.25	$1.28	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	126	159	311	438	521	566	589	689	4,822	4,685
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.76	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68	$1.24
Accumulation unit value at end of period	$2.18	$1.74	$1.76	$1.65	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	3	3	3	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.89	$1.73	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79	$1.28
Accumulation unit value at end of period	$2.24	$1.89	$1.73	$1.75	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.68	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67	$1.25
Accumulation unit value at end of period	$2.01	$1.68	$1.68	$1.62	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99
Accumulation unit value at end of period	$1.56	$1.41	$1.26	$1.35	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99	$1.70
Accumulation unit value at end of period	$1.71	$1.38	$1.50	$1.46	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.68	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75	$1.27
Accumulation unit value at end of period	$2.32	$1.96	$1.68	$1.80	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.73	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94	$1.34
Accumulation unit value at end of period	$2.51	$2.25	$1.73	$1.89	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	4	6	13	18	21	31	33	34	1,801	1,352

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	171

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99	$1.04
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$1.01	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	51	63	76	119	146	163	160	193	991	592
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.45	$0.41	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10
Accumulation unit value at end of period	$0.44	$0.45	$0.41	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06	$1.08
Accumulation unit value at end of period	$1.27	$1.26	$1.19	$1.23	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	57	74	93	148	189	209	216	256	3,089	1,674
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	29	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59	$0.99
Accumulation unit value at end of period	$1.45	$1.23	$1.15	$1.17	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	14	18	34	44	59	78	86	90	3,679	2,240
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.21	$1.88	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78	$1.27
Accumulation unit value at end of period	$2.51	$2.21	$1.88	$1.91	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.90	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73	$1.26
Accumulation unit value at end of period	$2.41	$2.14	$1.90	$1.99	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.89	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68	$1.19
Accumulation unit value at end of period	$2.70	$1.94	$1.89	$1.83	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	32	61	68	113	159	177	196	196	264	378
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85	$1.24
Accumulation unit value at end of period	$2.05	$1.65	$1.57	$1.65	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.87	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09
Accumulation unit value at end of period	$1.00	$0.80	$0.87	$0.88	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	56	29	30	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93	$1.51
Accumulation unit value at end of period	$1.29	$1.03	$1.07	$1.12	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	4	4	4
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70	$0.98
Accumulation unit value at end of period	$1.16	$1.15	$1.08	$1.11	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	33	44	102	203	370	392	479	415	1,595	1,286
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$2.00	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89	$1.58
Accumulation unit value at end of period	$2.51	$2.11	$2.00	$2.04	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	393	567	627	914	1,139	1,312	1,476	1,609	2,294	3,794
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.78	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71	$1.37
Accumulation unit value at end of period	$2.31	$1.75	$1.78	$1.70	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	8	8
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.25	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01	$1.07
Accumulation unit value at end of period	$1.30	$1.27	$1.25	$1.28	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	677	754	847	1,089	1,232	1,167	1,232	1,394	3,281	3,195
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.51	$2.29	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03	$1.73
Accumulation unit value at end of period	$2.96	$2.51	$2.29	$2.38	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	51	80	94	138	165	195	219	231	822	1,219

172	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68
Accumulation unit value at end of period	$1.64	$1.29	$1.39	$1.37	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	44	55	73	98	141	157	184	162	215	226
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77	$1.36
Accumulation unit value at end of period	$1.44	$1.33	$1.35	$1.38	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	1	1	3
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90	$1.31
Accumulation unit value at end of period	$1.81	$1.69	$1.51	$1.66	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	24	25	19	28	30	13	14	15	18	82
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.51	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38
Accumulation unit value at end of period	$1.82	$1.72	$1.51	$1.63	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	11	12	13	19	20	91
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.91	$1.68	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86	$1.20
Accumulation unit value at end of period	$2.26	$1.91	$1.68	$1.79	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	41	41	50	51	52	55	222
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.72	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72	$1.28
Accumulation unit value at end of period	$2.09	$1.76	$1.72	$1.81	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$2.03	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93	$1.51
Accumulation unit value at end of period	$2.45	$2.25	$2.03	$2.28	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	110	147	172	239	324	388	453	476	1,114	1,461
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93
Accumulation unit value at end of period	$1.70	$1.40	$1.29	$1.32	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	28	28	28	28	25
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.85	$1.62	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78	$1.25
Accumulation unit value at end of period	$2.13	$1.85	$1.62	$1.76	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	461	654	772	1,064	1,372	1,626	1,915	2,019	3,160	3,817
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.77	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71	$1.03
Accumulation unit value at end of period	$1.73	$1.53	$1.77	$1.76	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	37	34	30	27	21	33	22	22
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04
Accumulation unit value at end of period	$1.14	$0.95	$0.98	$1.03	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	18	26	36	52	59	72	76	76	2,823	1,247
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31
Accumulation unit value at end of period	$1.91	$1.70	$1.54	$1.64	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	21	23	25	38	68	77	91	91	121	125
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.36	$1.29	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.33	$1.35	$1.36	$1.29	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57	$1.21
Accumulation unit value at end of period	$1.48	$1.29	$1.12	$1.28	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	99	119	130	180	323	370	473	469	598	691
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05
Accumulation unit value at end of period	$1.74	$1.40	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	46	53	29	45	60	86	96	98	3,042	2,623

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	173

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.00	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70	$1.18
Accumulation unit value at end of period	$2.43	$1.97	$1.85	$1.93	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	2	—	—	—	—
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.47	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92	$1.21
Accumulation unit value at end of period	$1.72	$1.57	$1.47	$1.51	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	15	16	7	7	8	8	29
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.70	$2.48	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37	$2.26
Accumulation unit value at end of period	$3.02	$2.70	$2.48	$2.97	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	4	4	23	53	92	112	132	123	57	95
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84
Accumulation unit value at end of period	$1.00	$0.93	$0.92	$0.95	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	13	13	2	2	3	36	37	55	666	872
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.38	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.67	$1.23	$1.38	$1.50	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	19	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.54	$2.43	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04	$1.71
Accumulation unit value at end of period	$2.55	$2.54	$2.43	$2.44	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	26	28	29	32	39	41	43	49	60	60
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.58	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68	$1.27
Accumulation unit value at end of period	$1.87	$1.51	$1.58	$1.57	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	223	321	332	484	681	724	824	909	1,002	1,139
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.84	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89	$1.53
Accumulation unit value at end of period	$2.40	$1.80	$1.84	$1.81	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01	$1.20
Accumulation unit value at end of period	$1.44	$1.39	$1.34	$1.40	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	431	512	580	771	901	873	983	1,053	3,869	3,485
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.01	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82	$1.35
Accumulation unit value at end of period	$2.59	$2.32	$2.01	$2.19	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.31	$1.18	$1.07	$1.20	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	34	45	62	80	101	131	145	141	1,661	2,435
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.36	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90	$1.11
Accumulation unit value at end of period	$2.31	$2.05	$2.36	$2.24	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	4	4	25
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91	$1.66
Accumulation unit value at end of period	$1.54	$1.24	$1.30	$1.33	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.59	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72	$1.21
Accumulation unit value at end of period	$2.09	$1.98	$1.59	$1.69	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	4	26
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.73	$1.77	$1.60	$1.20	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.31	$1.83	$1.73	$1.77	$1.60	$1.20	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

174	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.82	$1.80	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37	$1.32
Accumulation unit value at end of period	$1.81	$1.82	$1.80	$1.93	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	185	222	251	325	377	368	411	443	1,805	1,758
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.30	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80	$1.42
Accumulation unit value at end of period	$1.62	$1.40	$1.30	$1.42	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	10	11	11	12	13	14	15
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.39	$1.17	$1.05	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.05	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.39	$1.18	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.18	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704	1,002	2,192	2,638	3,488	3,929	4,112	4,381	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	293	294	457	536	496	450	316	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.11	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,768	2,706	3,524	3,716	3,813	4,878	5,242	5,898	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.00	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	646	673	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	949	1,018	1,091	742	151	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.00	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,850	1,801	1,560	1,876	301	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,677	1,746	2,042	2,058	2,036	2,492	2,156	1,812	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.29	$1.26	$1.30	$1.26	$1.16	$1.07	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,989	9,713	10,759	12,872	15,437	17,498	18,520	19,919	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.37	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	521	526	532	576	586	125	127	534	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.37	$1.33	$1.37	$1.33	$1.17	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,754	2,587	3,038	3,948	6,736	7,474	8,551	9,579	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	175

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	77	86	105	149	274	662	259	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,064	2,286	2,459	2,462	2,725	3,180	3,689	4,073	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87	$1.30
Accumulation unit value at end of period	$2.22	$2.12	$1.72	$1.94	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	165	226	279	395	481	588	655	679	850	1,005
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.19	$2.27	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16	$2.18
Accumulation unit value at end of period	$2.85	$2.19	$2.27	$2.32	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	136	201	204	302	358	382	438	421	1,029	1,432
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.96	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81	$1.36
Accumulation unit value at end of period	$2.55	$2.18	$1.96	$2.02	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	97	138	162	233	283	345	389	427	1,045	1,085
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89	$1.28
Accumulation unit value at end of period	$1.99	$1.81	$1.72	$1.73	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.31	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75
Accumulation unit value at end of period	$1.62	$1.33	$1.31	$1.32	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$2.10	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85	$1.20
Accumulation unit value at end of period	$2.72	$2.07	$2.10	$2.12	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.00	$1.70	$1.55	$1.63	$1.51	$1.18	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.07	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84	$1.47
Accumulation unit value at end of period	$2.69	$2.18	$2.07	$2.18	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 2.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.34	$1.35	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59	$1.15
Accumulation unit value at end of period	$1.36	$1.02	$1.05	$1.05	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

176	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.62	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75	$1.29
Accumulation unit value at end of period	$2.04	$1.76	$1.62	$1.63	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85	$1.85
Accumulation unit value at end of period	$1.31	$1.07	$1.10	$1.10	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	10	15	14	15	24	40
American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07	$1.11
Accumulation unit value at end of period	$1.21	$1.20	$1.17	$1.23	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	7	8	7	8	8	19
American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.49	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94	$1.74
Accumulation unit value at end of period	$1.77	$1.38	$1.49	$1.52	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.80	$1.50	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89
Accumulation unit value at end of period	$1.96	$1.80	$1.50	$1.55	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.65	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67	$1.18
Accumulation unit value at end of period	$2.17	$1.68	$1.65	$1.59	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	10	12	18	18	19	19	42
American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.64	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86	$1.20
Accumulation unit value at end of period	$2.04	$1.92	$1.64	$1.74	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.67	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59	$1.03
Accumulation unit value at end of period	$2.03	$1.67	$1.62	$1.73	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.63	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70	$1.24
Accumulation unit value at end of period	$2.09	$1.72	$1.63	$1.65	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92	$1.58
Accumulation unit value at end of period	$2.14	$1.92	$1.73	$1.81	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	10	9	12	12	15	22	23	28	51	82
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.87	$1.82	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22	$2.70
Accumulation unit value at end of period	$2.68	$1.87	$1.82	$2.04	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	5	5	7	8	18
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.04
Accumulation unit value at end of period	$0.86	$0.88	$0.90	$0.92	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	6	6	5	61	73	353
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87	$1.19
Accumulation unit value at end of period	$1.97	$1.90	$1.73	$1.79	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	1	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93	$1.17
Accumulation unit value at end of period	$1.91	$1.83	$1.69	$1.75	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	4	14	23
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99	$1.08
Accumulation unit value at end of period	$1.29	$1.27	$1.24	$1.27	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	5	11	59	105
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.75	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68	$1.24
Accumulation unit value at end of period	$2.17	$1.73	$1.75	$1.64	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	177

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79	$1.28
Accumulation unit value at end of period	$2.23	$1.88	$1.72	$1.75	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67	$1.25
Accumulation unit value at end of period	$2.00	$1.67	$1.67	$1.62	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53	$0.99
Accumulation unit value at end of period	$1.55	$1.40	$1.25	$1.35	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.49	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99	$1.70
Accumulation unit value at end of period	$1.70	$1.37	$1.49	$1.45	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.67	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75	$1.27
Accumulation unit value at end of period	$2.31	$1.95	$1.67	$1.79	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.72	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94	$1.34
Accumulation unit value at end of period	$2.49	$2.23	$1.72	$1.88	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	16	18
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98	$1.03
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$1.00	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	3	14	21
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.44	$0.40	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10
Accumulation unit value at end of period	$0.44	$0.44	$0.40	$0.55	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06	$1.08
Accumulation unit value at end of period	$1.26	$1.26	$1.18	$1.23	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	6	29	44
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98
Accumulation unit value at end of period	$1.44	$1.23	$1.14	$1.16	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	6	38	35
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.87	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78	$1.26
Accumulation unit value at end of period	$2.49	$2.20	$1.87	$1.90	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.89	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73	$1.25
Accumulation unit value at end of period	$2.39	$2.13	$1.89	$1.98	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.88	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68	$1.18
Accumulation unit value at end of period	$2.68	$1.92	$1.88	$1.82	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	3	3	3	4	9
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85	$1.24
Accumulation unit value at end of period	$2.04	$1.64	$1.56	$1.64	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.87	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61	$1.09
Accumulation unit value at end of period	$0.99	$0.80	$0.87	$0.88	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

178	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92	$1.51
Accumulation unit value at end of period	$1.28	$1.02	$1.06	$1.12	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70	$0.98
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.11	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	15	27
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.99	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88	$1.58
Accumulation unit value at end of period	$2.49	$2.10	$1.99	$2.02	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	13	17	25	26	31	38	83
Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.77	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71	$1.37
Accumulation unit value at end of period	$2.30	$1.74	$1.77	$1.69	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00	$1.06
Accumulation unit value at end of period	$1.29	$1.27	$1.24	$1.28	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	9	11	10	13	36	65
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.50	$2.28	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02	$1.73
Accumulation unit value at end of period	$2.94	$2.50	$2.28	$2.37	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	5	5	6	13	23
Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68
Accumulation unit value at end of period	$1.63	$1.28	$1.38	$1.37	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77	$1.36
Accumulation unit value at end of period	$1.43	$1.32	$1.35	$1.37	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90	$1.30
Accumulation unit value at end of period	$1.80	$1.68	$1.50	$1.65	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85	$1.38
Accumulation unit value at end of period	$1.81	$1.71	$1.50	$1.62	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	7
Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.90	$1.68	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86	$1.20
Accumulation unit value at end of period	$2.24	$1.90	$1.68	$1.78	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72	$1.27
Accumulation unit value at end of period	$2.08	$1.75	$1.71	$1.80	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.24	$2.02	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93	$1.51
Accumulation unit value at end of period	$2.43	$2.24	$2.02	$2.27	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	5	7	7	12	17	30
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93
Accumulation unit value at end of period	$1.69	$1.39	$1.29	$1.31	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78	$1.24
Accumulation unit value at end of period	$2.12	$1.84	$1.61	$1.75	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	12	12	15	15	18	29	31	34	42	78

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	179

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.76	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71	$1.02
Accumulation unit value at end of period	$1.72	$1.52	$1.76	$1.75	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.97	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04
Accumulation unit value at end of period	$1.14	$0.95	$0.97	$1.02	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	23	20
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31
Accumulation unit value at end of period	$1.90	$1.69	$1.53	$1.63	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.36	$1.29	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.33	$1.35	$1.36	$1.29	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57	$1.21
Accumulation unit value at end of period	$1.47	$1.28	$1.11	$1.27	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05
Accumulation unit value at end of period	$1.73	$1.39	$1.42	$1.38	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	7	33	38
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.00	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.84	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70	$1.18
Accumulation unit value at end of period	$2.41	$1.95	$1.84	$1.92	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.46	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92	$1.21
Accumulation unit value at end of period	$1.71	$1.56	$1.46	$1.50	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.68	$2.46	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37	$2.25
Accumulation unit value at end of period	$3.00	$2.68	$2.46	$2.95	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	—	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84
Accumulation unit value at end of period	$0.99	$0.92	$0.92	$0.95	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	6	9
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.38	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12
Accumulation unit value at end of period	$1.66	$1.23	$1.38	$1.50	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.52	$2.42	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03	$1.71
Accumulation unit value at end of period	$2.54	$2.52	$2.42	$2.43	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.57	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68	$1.27
Accumulation unit value at end of period	$1.86	$1.50	$1.57	$1.56	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	8	12	12	12	11	19
Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.79	$1.83	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89	$1.53
Accumulation unit value at end of period	$2.38	$1.79	$1.83	$1.80	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00	$1.20
Accumulation unit value at end of period	$1.43	$1.38	$1.33	$1.39	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	4	5	6	10	34	60

180	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.00	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82	$1.35
Accumulation unit value at end of period	$2.57	$2.31	$2.00	$2.18	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85	$1.03
Accumulation unit value at end of period	$1.30	$1.18	$1.06	$1.20	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	5	25	43
Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$2.35	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90	$1.11
Accumulation unit value at end of period	$2.30	$2.04	$2.35	$2.23	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.29	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91	$1.66
Accumulation unit value at end of period	$1.53	$1.23	$1.29	$1.32	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72	$1.21
Accumulation unit value at end of period	$2.08	$1.97	$1.58	$1.68	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.77	$1.59	$1.19	$1.05	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.30	$1.82	$1.73	$1.77	$1.59	$1.19	$1.05	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36	$1.31
Accumulation unit value at end of period	$1.80	$1.81	$1.79	$1.92	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	3	3	5	18	34
Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80	$1.42
Accumulation unit value at end of period	$1.61	$1.39	$1.29	$1.41	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.39	$1.17	$1.06	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.44	$1.39	$1.43	$1.39	$1.17	$1.06	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	214	215	217	219	221	223	266	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.12	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.99	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	181

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.04	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.00	$1.04	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	47	47	47	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.29	$1.26	$1.29	$1.26	$1.15	$1.06	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	158	160	164	220	227	239	257	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.33	$1.37	$1.33	$1.17	$1.06	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	69	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.21	$1.18	$1.12	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.12	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	61	61	61	61	61	61	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.71	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87	$1.30
Accumulation unit value at end of period	$2.20	$2.10	$1.71	$1.93	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	7	10	10	10	11	17
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$2.26	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16	$2.17
Accumulation unit value at end of period	$2.83	$2.18	$2.26	$2.30	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	6	7	7	13	22
Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$1.95	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80	$1.36
Accumulation unit value at end of period	$2.54	$2.17	$1.95	$2.01	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	4	6	6	8	14	18
Wells Fargo VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.71	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89	$1.28
Accumulation unit value at end of period	$1.98	$1.80	$1.71	$1.72	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.31	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00	$1.74
Accumulation unit value at end of period	$1.61	$1.32	$1.31	$1.31	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	—	—	—

182	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$2.09	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85	$1.19
Accumulation unit value at end of period	$2.70	$2.05	$2.09	$2.11	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Wells Fargo VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.63	$1.51	$1.18	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$2.00	$1.70	$1.54	$1.63	$1.51	$1.18	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.17	$2.06	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84	$1.47
Accumulation unit value at end of period	$2.67	$2.17	$2.06	$2.16	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 2.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Global Thematic Growth Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.23	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04	$1.00
Accumulation unit value at end of period	$1.59	$1.19	$1.23	$1.23	$1.20	$1.00	$0.90	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$2.02	$1.86	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$2.34	$2.02	$1.86	$1.88	$1.76	$1.33	$1.16	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.18	$0.96	$0.99	$0.99	$1.09	$0.91	$0.81	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$2.24	$1.87	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$2.44	$2.24	$1.87	$1.94	$1.71	$1.35	$1.18	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$2.52	$1.95	$1.91	$1.84	$1.72	$1.28	$1.15	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.97	$1.67	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$2.09	$1.97	$1.67	$1.78	$1.62	$1.26	$1.12	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$2.15	$2.08	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07	$1.00
Accumulation unit value at end of period	$2.61	$2.15	$2.08	$2.22	$2.18	$1.52	$1.30	$1.31	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.06	$1.95	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$2.50	$2.06	$1.95	$1.98	$1.75	$1.34	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.71	$1.54	$1.62	$1.51	$1.22	$1.09	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.93	$0.91	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$0.93	$0.91	$1.02	$1.07	$1.11	$0.94	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.85	$0.87	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.84	$0.85	$0.87	$0.89	$0.91	$0.93	$0.96	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.35	$1.40	$1.38	$1.33	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	183

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.44	$1.33	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.50	$1.44	$1.33	$1.37	$1.35	$1.32	$1.17	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.14	$1.13	$1.10	$1.13	$1.09	$1.15	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.98	$2.01	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$2.48	$1.98	$2.01	$1.88	$1.69	$1.33	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$2.34	$1.97	$1.81	$1.83	$1.66	$1.29	$1.14	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.99	$1.79	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05	$1.00
Accumulation unit value at end of period	$2.21	$1.99	$1.79	$1.93	$1.76	$1.30	$1.13	$1.26	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.13	$1.23	$1.19	$1.34	$1.12	$0.97	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$2.06	$1.59	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06	$1.00
Accumulation unit value at end of period	$2.30	$2.06	$1.59	$1.73	$1.72	$1.31	$1.21	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.97	$0.94	$0.98	$0.99	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.55	$0.50	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$0.54	$0.55	$0.50	$0.68	$0.84	$0.96	$1.00	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.09	$1.03	$1.11	$1.08	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.65	$1.54	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.94	$1.65	$1.54	$1.56	$1.43	$1.14	$1.05	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$2.23	$1.89	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$2.52	$2.23	$1.89	$1.93	$1.76	$1.33	$1.16	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.08	$1.18	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$1.18	$1.19	$1.25	$1.09	$0.91	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$0.87	$0.91	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$0.87	$0.91	$0.96	$1.08	$0.90	$0.82	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (11/30/2009)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.18	$1.11	$1.14	$1.16	$1.14	$1.09	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

184	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$2.20	$1.85	$1.76	$1.79	$1.64	$1.28	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.08	$1.12	$1.08	$1.13	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02	$1.00
Accumulation unit value at end of period	$2.13	$1.81	$1.65	$1.72	$1.66	$1.25	$1.11	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.14	$1.23	$1.21	$1.35	$1.06	$0.90	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.46	$1.31	$1.44	$1.41	$1.26	$1.15	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05	$1.00
Accumulation unit value at end of period	$2.11	$1.94	$1.75	$1.97	$1.77	$1.36	$1.18	$1.29	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.07	$1.91	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$2.51	$2.07	$1.91	$1.95	$1.72	$1.28	$1.14	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.39	$1.31	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.76	$1.42	$1.42	$1.39	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.91	$1.67	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$2.19	$1.91	$1.67	$1.82	$1.70	$1.28	$1.10	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.78	$2.06	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$1.78	$2.06	$2.05	$1.76	$1.28	$1.09	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.21	$1.25	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.46	$1.21	$1.25	$1.31	$1.34	$1.16	$1.03	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.36	$1.29	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.32	$1.34	$1.36	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson Research Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.74	$1.78	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$2.17	$1.74	$1.78	$1.73	$1.57	$1.24	$1.07	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.62	$1.48	$1.39	$1.43	$1.35	$1.17	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.58	$1.45	$1.74	$1.58	$1.35	$1.22	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.49	$1.48	$1.53	$1.38	$1.37	$1.08	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	185

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.41	$1.58	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.41	$1.58	$1.72	$1.73	$1.28	$1.21	$1.33	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.65	$1.72	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$2.04	$1.65	$1.72	$1.71	$1.52	$1.20	$1.08	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$2.00	$1.50	$1.53	$1.51	$1.52	$1.22	$1.03	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.22	$1.18	$1.14	$1.19	$1.19	$1.22	$1.10	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$2.21	$1.92	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$2.46	$2.21	$1.92	$2.09	$1.92	$1.39	$1.21	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99	$1.00
Accumulation unit value at end of period	$1.28	$1.16	$1.05	$1.18	$1.20	$1.23	$1.09	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.14	$1.13	$1.21	$1.22	$1.23	$1.09	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.60	$1.38	$1.29	$1.41	$1.48	$1.16	$0.98	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.67	$1.43	$1.38	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.67	$1.44	$1.39	$1.43	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.11	$1.10	$1.13	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.13	$1.10	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.11	$1.10	$1.13	$1.10	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.99	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.03	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.00	$0.99	$1.03	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

186	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.05	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.00	$1.05	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.04	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.01	$0.99	$1.04	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.25	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.42	$1.28	$1.25	$1.29	$1.25	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.26	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.42	$1.28	$1.25	$1.29	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.36	$1.32	$1.16	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.54	$1.36	$1.32	$1.36	$1.32	$1.16	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.54	$1.36	$1.32	$1.36	$1.32	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.20	$1.18	$1.12	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.28	$1.19	$1.17	$1.20	$1.18	$1.12	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.20	$1.18	$1.21	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.93	$1.57	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07	$1.00
Accumulation unit value at end of period	$2.02	$1.93	$1.57	$1.77	$1.78	$1.35	$1.21	$1.30	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.31	$1.36	$1.39	$1.49	$1.24	$1.05	$1.25	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$2.08	$1.87	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.43	$2.08	$1.87	$1.93	$1.88	$1.44	$1.23	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	187

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource Variable Annuity Account, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

188	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Assets
Investments, at fair value(1),(2)	$329,299	$1,090,989	$6,193,235	$485,723	$15,556,596
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	49	—	4,017
Receivable for share redemptions	352	1,440	7,544	594	21,856
Total assets	329,651	1,092,429	6,200,828	486,317	15,582,469

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	313	1,109	5,764	512	18,774
Administrative charge	39	131	739	58	1,860
Contract terminations	—	200	1,041	24	1,222
Payable for investments purchased	—	—	49	—	4,017
Total liabilities	352	1,440	7,593	594	25,873
Net assets applicable to contracts in accumulation period	327,612	1,089,689	6,192,435	485,723	15,511,686
Net assets applicable to contracts in payment period	—	—	—	—	44,737
Net assets applicable to seed money	1,687	1,300	800	—	173
Total net assets	$329,299	$1,090,989	$6,193,235	$485,723	$15,556,596
(1) Investment shares	28,073	37,299	188,359	46,481	963,257
(2) Investments, at cost	$310,937	$620,378	$4,234,648	$523,403	$14,560,285

Dec. 31, 2017 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Assets
Investments, at fair value(1),(2)	$3,146,319	$308,582	$24,035,568	$105,025	$178,391
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	15,600	—	—
Receivable for share redemptions	4,187	368	33,593	116	213
Total assets	3,150,506	308,950	24,084,761	105,141	178,604

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,009	308	29,217	104	192
Administrative charge	375	37	2,861	12	21
Contract terminations	803	23	1,515	—	—
Payable for investments purchased	—	—	15,600	—	—
Total liabilities	4,187	368	49,193	116	213
Net assets applicable to contracts in accumulation period	3,145,240	308,582	24,026,487	102,966	175,408
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,079	—	9,081	2,059	2,983
Total net assets	$3,146,319	$308,582	$24,035,568	$105,025	$178,391
(1) Investment shares	58,591	28,813	2,354,120	8,637	7,838
(2) Investments, at cost	$1,876,370	$216,172	$24,947,403	$87,460	$136,060

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	189

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Assets
Investments, at fair value(1),(2)	$10,198,924	$317,351	$182,068	$171,381	$62,537
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	17,690	396	228	206	62
Total assets	10,216,614	317,747	182,296	171,587	62,599

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,316	320	207	186	55
Administrative charge	1,231	38	21	20	7
Contract terminations	4,143	38	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	17,690	396	228	206	62
Net assets applicable to contracts in accumulation period	10,198,192	317,351	180,094	168,607	62,536
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	732	—	1,974	2,774	1
Total net assets	$10,198,924	$317,351	$182,068	$171,381	$62,537
(1) Investment shares	536,221	28,310	16,227	6,607	3,867
(2) Investments, at cost	$5,778,232	$192,973	$103,046	$125,728	$49,192

Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$3,183,478	$19,414,870	$28,564,307	$10,403,221	$33,372,059
Dividends receivable	—	—	—	—	643
Accounts receivable from RiverSource Life for contract purchase payments	—	5,866	—	—	21,779
Receivable for share redemptions	3,587	29,174	49,809	18,177	46,807
Total assets	3,187,065	19,449,910	28,614,116	10,421,398	33,441,288

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,184	21,328	33,789	12,531	36,616
Administrative charge	381	2,334	3,426	1,246	3,984
Contract terminations	22	5,512	12,594	4,400	6,208
Payable for investments purchased	—	5,866	—	—	21,779
Total liabilities	3,587	35,040	49,809	18,177	68,587
Net assets applicable to contracts in accumulation period	3,179,227	19,409,536	28,527,579	10,402,995	33,359,210
Net assets applicable to contracts in payment period	4,127	4,964	36,590	—	11,498
Net assets applicable to seed money	124	370	138	226	1,993
Total net assets	$3,183,478	$19,414,870	$28,564,307	$10,403,221	$33,372,701
(1) Investment shares	118,698	403,133	1,140,292	497,286	33,372,059
(2) Investments, at cost	$1,910,979	$8,676,854	$15,389,293	$7,125,432	$33,370,852

See accompanying notes to financial statements.

190	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$6,032,013	$249,012	$6,183,897	$12,084,578	$300,632
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,143	—	2,384	2,223	—
Receivable for share redemptions	7,865	247	8,389	15,238	288
Total assets	6,050,021	249,259	6,194,670	12,102,039	300,920

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,146	217	7,643	13,261	252
Administrative charge	719	30	739	1,465	36
Contract terminations	—	—	7	512	—
Payable for investments purchased	10,143	—	2,384	2,223	—
Total liabilities	18,008	247	10,773	17,461	288
Net assets applicable to contracts in accumulation period	6,031,691	249,012	6,183,706	12,080,602	300,632
Net assets applicable to contracts in payment period	—	—	—	3,714	—
Net assets applicable to seed money	322	—	191	262	—
Total net assets	$6,032,013	$249,012	$6,183,897	$12,084,578	$300,632
(1) Investment shares	883,164	32,938	813,671	1,165,340	17,937
(2) Investments, at cost	$5,896,502	$292,070	$6,852,003	$12,254,841	$134,724

Dec. 31, 2017 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Assets
Investments, at fair value(1),(2)	$691,967	$8,648,052	$2,039,058	$130,239	$421,296
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,972	—	—
Receivable for share redemptions	1,155	10,990	2,537	161	507
Total assets	693,122	8,659,042	2,043,567	130,400	421,803

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	799	8,327	2,204	146	411
Administrative charge	83	1,032	245	15	50
Contract terminations	273	1,631	88	—	46
Payable for investments purchased	—	—	1,972	—	—
Total liabilities	1,155	10,990	4,509	161	507
Net assets applicable to contracts in accumulation period	690,990	8,635,771	2,036,927	127,691	416,386
Net assets applicable to contracts in payment period	—	11,598	1,593	—	3,164
Net assets applicable to seed money	977	683	538	2,548	1,746
Total net assets	$691,967	$8,648,052	$2,039,058	$130,239	$421,296
(1) Investment shares	41,635	420,421	79,838	5,781	26,868
(2) Investments, at cost	$307,565	$3,439,328	$968,173	$64,396	$343,469

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	191

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Assets
Investments, at fair value(1),(2)	$170,905	$991,452	$1,226,407	$18,314	$214,091
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	246	1,093	1,839	17	219
Total assets	171,151	992,545	1,228,246	18,331	214,310

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	226	974	1,485	15	193
Administrative charge	20	119	149	2	26
Contract terminations	—	—	205	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	246	1,093	1,839	17	219
Net assets applicable to contracts in accumulation period	168,405	991,122	1,225,764	18,314	214,091
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,500	330	643	—	—
Total net assets	$170,905	$991,452	$1,226,407	$18,314	$214,091
(1) Investment shares	6,942	41,139	60,804	979	20,685
(2) Investments, at cost	$96,051	$519,585	$984,765	$9,626	$213,878

Dec. 31, 2017 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$8,836,012	$60,759	$2,856,403	$1,826,301	$1,431,334
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	586	—	87	—	—
Receivable for share redemptions	11,198	70	4,276	3,687	3,279
Total assets	8,847,796	60,829	2,860,766	1,829,988	1,434,613

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,438	63	3,542	2,122	1,723
Administrative charge	1,059	7	346	221	174
Contract terminations	701	—	388	1,344	1,382
Payable for investments purchased	586	—	87	—	—
Total liabilities	11,784	70	4,363	3,687	3,279
Net assets applicable to contracts in accumulation period	8,835,852	59,384	2,829,726	1,826,045	1,431,043
Net assets applicable to contracts in payment period	—	—	26,408	—	—
Net assets applicable to seed money	160	1,375	269	256	291
Total net assets	$8,836,012	$60,759	$2,856,403	$1,826,301	$1,431,334
(1) Investment shares	853,721	15,077	524,111	62,545	70,544
(2) Investments, at cost	$8,787,380	$99,973	$3,709,877	$1,309,472	$708,274

See accompanying notes to financial statements.

192	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Assets
Investments, at fair value(1),(2)	$45,227	$95,963	$3,989,328	$419,287	$109,787
Dividends receivable	—	—	—	—	220
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	63	124	7,167	464	127
Total assets	45,290	96,087	3,996,495	419,751	110,134

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	58	113	4,789	414	114
Administrative charge	5	11	482	50	13
Contract terminations	—	—	1,896	—	—
Payable for investments purchased	—	—	—	—	220
Total liabilities	63	124	7,167	464	347
Net assets applicable to contracts in accumulation period	42,134	91,728	3,988,645	418,880	106,017
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,093	4,235	683	407	3,770
Total net assets	$45,227	$95,963	$3,989,328	$419,287	$109,787
(1) Investment shares	1,736	4,275	175,355	10,412	2,476
(2) Investments, at cost	$27,634	$65,061	$2,022,547	$349,909	$90,524

Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$114,639	$119,524	$1,205,927	$205,097	$97,952
Dividends receivable	—	—	3,491	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	403	—	—
Receivable for share redemptions	140	126	1,654	203	115
Total assets	114,779	119,650	1,211,475	205,300	98,067

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	126	112	1,478	179	103
Administrative charge	14	14	145	24	12
Contract terminations	—	—	31	—	—
Payable for investments purchased	—	—	3,894	—	—
Total liabilities	140	126	5,548	203	115
Net assets applicable to contracts in accumulation period	112,685	117,475	1,196,934	205,097	97,702
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,954	2,049	8,993	—	250
Total net assets	$114,639	$119,524	$1,205,927	$205,097	$97,952
(1) Investment shares	5,410	9,733	130,089	10,997	5,344
(2) Investments, at cost	$80,886	$107,157	$1,198,093	$159,768	$76,850
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	193

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$3,069,585	$54,072,728	$622,836	$1,685,565	$58,691
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,331	—	703	—
Receivable for share redemptions	3,077	74,112	661	2,000	68
Total assets	3,072,662	54,149,171	623,497	1,688,268	58,759

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,711	60,942	587	1,799	61
Administrative charge	366	6,478	74	201	7
Contract terminations	—	6,692	—	—	—
Payable for investments purchased	—	2,331	—	703	—
Total liabilities	3,077	76,443	661	2,703	68
Net assets applicable to contracts in accumulation period	3,069,585	54,054,687	622,404	1,685,565	50,734
Net assets applicable to contracts in payment period	—	17,825	—	—	—
Net assets applicable to seed money	—	216	432	—	7,957
Total net assets	$3,069,585	$54,072,728	$622,836	$1,685,565	$58,691
(1) Investment shares	81,270	1,459,453	44,330	74,847	2,641
(2) Investments, at cost	$2,176,553	$40,366,822	$465,619	$1,178,387	$34,682

Dec. 31, 2017 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$55,163	$1,710,033	$1,049,473	$327,244	$12,617,349
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	3,269
Receivable for share redemptions	51	1,871	1,065	367	18,277
Total assets	55,214	1,711,904	1,050,538	327,611	12,638,895

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	44	1,596	940	328	15,676
Administrative charge	7	204	125	39	1,509
Contract terminations	—	71	—	—	1,092
Payable for investments purchased	—	—	—	—	3,269
Total liabilities	51	1,871	1,065	367	21,546
Net assets applicable to contracts in accumulation period	55,163	1,707,010	1,049,473	326,996	12,617,108
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	3,023	—	248	241
Total net assets	$55,163	$1,710,033	$1,049,473	$327,244	$12,617,349
(1) Investment shares	748	23,470	193,630	62,096	1,010,196
(2) Investments, at cost	$31,240	$943,951	$1,087,028	$346,686	$12,528,826

See accompanying notes to financial statements.

194	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$7,470,052	$17,916,670	$305,109	$5,748,200	$2,363,224
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	4,066	3,043
Receivable for share redemptions	9,963	24,899	387	7,828	3,676
Total assets	7,480,015	17,941,569	305,496	5,760,094	2,369,943

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,029	18,587	342	6,726	2,316
Administrative charge	895	2,146	36	685	281
Contract terminations	2,039	4,166	9	417	1,079
Payable for investments purchased	—	—	—	4,066	3,043
Total liabilities	9,963	24,899	387	11,894	6,719
Net assets applicable to contracts in accumulation period	7,470,052	17,916,408	254,760	5,747,944	2,362,925
Net assets applicable to contracts in payment period	—	—	50,349	—	—
Net assets applicable to seed money	—	262	—	256	299
Total net assets	$7,470,052	$17,916,670	$305,109	$5,748,200	$2,363,224
(1) Investment shares	193,525	474,111	13,400	253,672	143,052
(2) Investments, at cost	$5,455,741	$13,905,783	$229,571	$4,331,908	$2,420,118

Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$7,328,622	$27,202,005	$526,206	$4,408,334	$5,970,660
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	58	—	—	—
Receivable for share redemptions	11,493	31,778	736	4,719	7,479
Total assets	7,340,115	27,233,841	526,942	4,413,053	5,978,139

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,024	26,493	669	4,110	5,497
Administrative charge	875	3,257	62	525	719
Contract terminations	2,594	2,028	5	84	1,263
Payable for investments purchased	—	58	—	—	—
Total liabilities	11,493	31,836	736	4,719	7,479
Net assets applicable to contracts in accumulation period	7,288,967	27,187,089	523,457	4,407,887	5,969,071
Net assets applicable to contracts in payment period	39,447	14,485	—	—	—
Net assets applicable to seed money	208	431	2,749	447	1,589
Total net assets	$7,328,622	$27,202,005	$526,206	$4,408,334	$5,970,660
(1) Investment shares	453,223	1,336,051	18,489	222,643	334,866
(2) Investments, at cost	$6,700,588	$22,704,564	$403,856	$3,619,316	$6,238,245

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	195

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$66,854	$14,885,913	$137,392	$2,156,178	$3,592,859
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	744	—	—	—
Receivable for share redemptions	83	20,848	155	2,356	3,944
Total assets	66,937	14,907,505	137,547	2,158,534	3,596,803

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	75	17,290	139	2,078	3,511
Administrative charge	8	1,781	16	258	433
Contract terminations	—	1,777	—	20	—
Payable for investments purchased	—	744	—	—	—
Total liabilities	83	21,592	155	2,356	3,944
Net assets applicable to contracts in accumulation period	66,764	14,869,073	137,285	2,153,598	3,564,725
Net assets applicable to contracts in payment period	—	16,572	—	—	27,856
Net assets applicable to seed money	90	268	107	2,580	278
Total net assets	$66,854	$14,885,913	$137,392	$2,156,178	$3,592,859
(1) Investment shares	6,145	879,782	6,964	111,086	57,057
(2) Investments, at cost	$60,196	$13,277,744	$93,752	$1,617,025	$2,477,370

Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$778,533	$39,955,664	$7,542,530	$584,346	$185,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	427	—	—
Receivable for share redemptions	1,062	72,945	9,322	689	231
Total assets	779,595	40,028,609	7,552,279	585,035	185,475

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	886	47,942	7,456	620	209
Administrative charge	93	4,809	904	69	22
Contract terminations	83	20,194	962	—	—
Payable for investments purchased	—	—	427	—	—
Total liabilities	1,062	72,945	9,749	689	231
Net assets applicable to contracts in accumulation period	776,013	39,868,233	7,542,343	582,854	182,680
Net assets applicable to contracts in payment period	—	87,270	—	—	—
Net assets applicable to seed money	2,520	161	187	1,492	2,564
Total net assets	$778,533	$39,955,664	$7,542,530	$584,346	$185,244
(1) Investment shares	12,805	1,945,261	205,407	16,151	7,336
(2) Investments, at cost	$528,448	$26,425,848	$5,768,382	$552,468	$186,843

See accompanying notes to financial statements.

196	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$833,606	$723,860	$1,038,099	$1,150,076	$195,658
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	147	—
Receivable for share redemptions	1,617	859	1,530	1,530	223
Total assets	835,223	724,719	1,039,629	1,151,753	195,881

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	795	727	1,242	1,359	200
Administrative charge	100	87	125	137	23
Contract terminations	722	45	163	34	—
Payable for investments purchased	—	—	—	147	—
Total liabilities	1,617	859	1,530	1,677	223
Net assets applicable to contracts in accumulation period	833,463	723,860	1,037,265	1,149,211	195,658
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	143	—	834	865	—
Total net assets	$833,606	$723,860	$1,038,099	$1,150,076	$195,658
(1) Investment shares	36,788	18,146	26,395	81,508	34,815
(2) Investments, at cost	$695,461	$422,985	$735,494	$1,011,816	$149,671

Dec. 31, 2017 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
Assets
Investments, at fair value(1),(2)	$587,832	$8,511,025	$1,936,721	$843,334	$760,073
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	653	11,560	2,191	956	898
Total assets	588,485	8,522,585	1,938,912	844,290	760,971

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	578	8,859	1,937	856	756
Administrative charge	70	1,021	232	100	91
Contract terminations	5	1,680	22	—	51
Payable for investments purchased	—	—	—	—	—
Total liabilities	653	11,560	2,191	956	898
Net assets applicable to contracts in accumulation period	586,572	8,510,713	1,936,721	843,334	760,073
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,260	312	—	—	—
Total net assets	$587,832	$8,511,025	$1,936,721	$843,334	$760,073
(1) Investment shares	106,299	1,125,797	54,911	12,649	14,845
(2) Investments, at cost	$473,681	$8,114,183	$1,446,578	$499,980	$512,833

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	197

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Assets
Investments, at fair value(1),(2)	$194,030	$1,167,293	$2,368,541	$388,011	$58,502
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	216	1,449	4,424	448	69
Total assets	194,246	1,168,742	2,372,965	388,459	58,571

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	194	1,310	2,701	402	62
Administrative charge	22	139	286	46	7
Contract terminations	—	—	1,437	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	216	1,449	4,424	448	69
Net assets applicable to contracts in accumulation period	194,030	1,167,293	2,367,546	388,011	58,413
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	995	—	89
Total net assets	$194,030	$1,167,293	$2,368,541	$388,011	$58,502
(1) Investment shares	16,785	37,973	66,383	11,965	5,402
(2) Investments, at cost	$106,308	$1,360,584	$1,753,561	$191,566	$59,017

Dec. 31, 2017 (continued)	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$145,714	$335,955	$1,505,278	$480,784	$1,632,544
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	184	403	3,275	492	2,125
Total assets	145,898	336,358	1,508,553	481,276	1,634,669

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	167	363	1,524	435	1,502
Administrative charge	17	40	180	57	199
Contract terminations	—	—	1,571	—	424
Payable for investments purchased	—	—	—	—	—
Total liabilities	184	403	3,275	492	2,125
Net assets applicable to contracts in accumulation period	145,625	335,955	1,504,589	480,261	1,631,306
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	89	—	689	523	1,238
Total net assets	$145,714	$335,955	$1,505,278	$480,784	$1,632,544
(1) Investment shares	11,217	6,847	50,059	16,193	88,822
(2) Investments, at cost	$120,038	$198,310	$1,060,076	$329,460	$1,531,958

See accompanying notes to financial statements.

198	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Assets
Investments, at fair value(1),(2)	$568,697	$1,824,300	$1,250,460	$67,854	$16,605,993
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	91	—	—	—	—
Receivable for share redemptions	668	1,953	1,535	79	18,155
Total assets	569,456	1,826,253	1,251,995	67,933	16,624,148

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	600	1,734	1,386	69	15,858
Administrative charge	68	219	149	10	1,987
Contract terminations	—	—	—	—	310
Payable for investments purchased	91	—	—	—	—
Total liabilities	759	1,953	1,535	79	18,155
Net assets applicable to contracts in accumulation period	568,576	1,820,086	1,248,702	67,854	16,591,419
Net assets applicable to contracts in payment period	—	2,991	—	—	14,209
Net assets applicable to seed money	121	1,223	1,758	—	365
Total net assets	$568,697	$1,824,300	$1,250,460	$67,854	$16,605,993
(1) Investment shares	28,293	98,239	42,388	2,747	683,937
(2) Investments, at cost	$435,126	$1,426,585	$883,183	$53,757	$13,644,114

Dec. 31, 2017 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Assets
Investments, at fair value(1),(2)	$3,593,571	$1,328,743	$354,784	$169,581	$497,494
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,861	1,866	588	216	532
Total assets	3,598,432	1,330,609	355,372	169,797	498,026

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,607	1,311	436	196	473
Administrative charge	429	160	43	20	59
Contract terminations	825	395	109	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	4,861	1,866	588	216	532
Net assets applicable to contracts in accumulation period	3,570,086	1,318,681	354,229	167,304	497,061
Net assets applicable to contracts in payment period	23,276	8,878	—	—	—
Net assets applicable to seed money	209	1,184	555	2,277	433
Total net assets	$3,593,571	$1,328,743	$354,784	$169,581	$497,494
(1) Investment shares	121,816	45,850	31,991	14,311	22,905
(2) Investments, at cost	$3,032,537	$1,174,785	$302,040	$141,988	$351,899

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	199

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Assets
Investments, at fair value(1),(2)	$1,118,062	$771,831	$14,179,695	$1,476	$3,201,099
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,705	902	23,617	2	5,285
Total assets	1,119,767	772,733	14,203,312	1,478	3,206,384

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,371	769	16,542	2	3,110
Administrative charge	134	92	1,703	—	382
Contract terminations	200	41	5,372	—	1,793
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,705	902	23,617	2	5,285
Net assets applicable to contracts in accumulation period	1,117,371	771,831	14,179,396	1,476	3,200,164
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	691	—	299	—	935
Total net assets	$1,118,062	$771,831	$14,179,695	$1,476	$3,201,099
(1) Investment shares	51,786	13,857	258,329	31	68,283
(2) Investments, at cost	$818,726	$629,507	$10,924,124	$963	$2,118,444

Dec. 31, 2017 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$118,254	$23,254,947	$41,982	$2,968,060	$1,306,664
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	13,059	—	—	—
Receivable for share redemptions	150	29,199	47	4,967	2,230
Total assets	118,404	23,297,205	42,029	2,973,027	1,308,894

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	118	26,213	42	2,816	1,631
Administrative charge	14	2,777	5	355	159
Contract terminations	18	209	—	1,796	440
Payable for investments purchased	—	13,059	—	—	—
Total liabilities	150	42,258	47	4,967	2,230
Net assets applicable to contracts in accumulation period	118,254	23,223,287	41,982	2,936,221	1,306,240
Net assets applicable to contracts in payment period	—	31,493	—	30,989	—
Net assets applicable to seed money	—	167	—	850	424
Total net assets	$118,254	$23,254,947	$41,982	$2,968,060	$1,306,664
(1) Investment shares	23,051	4,412,703	1,302	116,761	119,112
(2) Investments, at cost	$124,869	$23,266,334	$30,885	$2,189,699	$1,302,358

See accompanying notes to financial statements.

200	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
Assets
Investments, at fair value(1),(2)	$687,638	$293,453	$2,330,992	$2,618,075	$411,374
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	767	327	2,594	3,635	458
Total assets	688,405	293,780	2,333,586	2,621,710	411,832

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	685	292	2,316	2,388	409
Administrative charge	82	35	278	313	49
Contract terminations	—	—	—	934	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	767	327	2,594	3,635	458
Net assets applicable to contracts in accumulation period	683,178	293,453	2,327,538	2,604,909	411,374
Net assets applicable to contracts in payment period	4,460	—	3,454	12,722	—
Net assets applicable to seed money	—	—	—	444	—
Total net assets	$687,638	$293,453	$2,330,992	$2,618,075	$411,374
(1) Investment shares	112,176	47,794	86,525	98,092	21,074
(2) Investments, at cost	$856,995	$367,810	$2,055,497	$2,315,961	$316,169

Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$959,705	$307,909	$718,025	$470,789	$149,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,058	343	845	530	185
Total assets	960,763	308,252	718,870	471,319	149,600

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	940	306	721	473	148
Administrative charge	115	37	86	57	18
Contract terminations	3	—	38	—	19
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,058	343	845	530	185
Net assets applicable to contracts in accumulation period	958,427	307,425	718,025	467,557	149,415
Net assets applicable to contracts in payment period	—	484	—	3,232	—
Net assets applicable to seed money	1,278	—	—	—	—
Total net assets	$959,705	$307,909	$718,025	$470,789	$149,415
(1) Investment shares	58,376	30,366	72,019	71,876	23,022
(2) Investments, at cost	$836,867	$236,828	$553,503	$546,184	$165,345

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	201

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Assets
Investments, at fair value(1),(2)	$42,789	$5,204,091	$331,722	$212	$70,152
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	45	6,191	835	—	72
Total assets	42,834	5,210,282	332,557	212	70,224

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	40	4,902	307	—	64
Administrative charge	5	621	40	—	8
Contract terminations	—	668	488	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	45	6,191	835	—	72
Net assets applicable to contracts in accumulation period	42,367	5,198,835	331,610	—	68,930
Net assets applicable to contracts in payment period	—	4,274	—	—	—
Net assets applicable to seed money	422	982	112	212	1,222
Total net assets	$42,789	$5,204,091	$331,722	$212	$70,152
(1) Investment shares	3,886	341,252	14,164	18	2,623
(2) Investments, at cost	$45,361	$4,651,367	$203,412	$157	$30,065

Dec. 31, 2017 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$668,594	$1,841,271	$2,714,802	$592,650	$592,324
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	867	2,053	4,109	764	697
Total assets	669,461	1,843,324	2,718,911	593,414	593,021

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	787	1,833	2,534	689	626
Administrative charge	80	220	324	75	71
Contract terminations	—	—	1,251	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	867	2,053	4,109	764	697
Net assets applicable to contracts in accumulation period	667,336	1,840,969	2,706,120	592,650	592,324
Net assets applicable to contracts in payment period	—	302	6,341	—	—
Net assets applicable to seed money	1,258	—	2,341	—	—
Total net assets	$668,594	$1,841,271	$2,714,802	$592,650	$592,324
(1) Investment shares	41,271	46,356	69,753	57,095	67,463
(2) Investments, at cost	$662,706	$1,085,180	$1,502,229	$574,002	$592,506

See accompanying notes to financial statements.

202	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Assets
Investments, at fair value(1),(2)	$480,039	$4,851,298	$12,170,985	$1,230,693	$376,263
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	12,320	—	—
Receivable for share redemptions	491	6,099	16,666	1,510	467
Total assets	480,530	4,857,397	12,199,971	1,232,203	376,730

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	433	4,607	14,738	1,359	407
Administrative charge	58	582	1,452	147	45
Contract terminations	—	910	476	4	15
Payable for investments purchased	—	—	12,320	—	—
Total liabilities	491	6,099	28,986	1,510	467
Net assets applicable to contracts in accumulation period	479,936	4,851,191	12,141,336	1,229,866	376,263
Net assets applicable to contracts in payment period	—	—	29,488	—	—
Net assets applicable to seed money	103	107	161	827	—
Total net assets	$480,039	$4,851,298	$12,170,985	$1,230,693	$376,263
(1) Investment shares	46,925	313,594	737,189	77,063	20,361
(2) Investments, at cost	$454,827	$4,305,719	$12,334,919	$1,002,308	$346,369

Dec. 31, 2017 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Assets
Investments, at fair value(1),(2)	$28,619,472	$132,082,143	$21,583,103	$93,919,469	$414
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	50	—	—	—	—
Receivable for share redemptions	28,693	472,477	26,617	362,160	—
Total assets	28,648,215	132,554,620	21,609,720	94,281,629	414

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,282	140,189	22,954	105,216	—
Administrative charge	3,411	15,925	2,658	11,324	—
Contract terminations	—	316,363	1,005	245,620	—
Payable for investments purchased	50	—	—	—	—
Total liabilities	28,743	472,477	26,617	362,160	—
Net assets applicable to contracts in accumulation period	28,619,231	132,082,120	21,582,995	93,919,427	—
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	241	23	108	42	414
Total net assets	$28,619,472	$132,082,143	$21,583,103	$93,919,469	$414
(1) Investment shares	1,444,698	6,657,366	1,552,741	6,761,661	40
(2) Investments, at cost	$17,335,813	$71,890,107	$18,478,985	$76,269,209	$400

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	203

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$418	$16,327,748	$54,968,563	$139,872,696	$304,623,512
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	191,092	—	—	—
Receivable for share redemptions	—	20,306	70,429	357,276	391,843
Total assets	418	16,539,146	55,038,992	140,229,972	305,015,355

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	17,411	61,018	145,846	339,590
Administrative charge	—	1,869	6,594	16,704	36,517
Contract terminations	—	1,026	2,817	194,726	15,736
Payable for investments purchased	—	191,092	—	—	—
Total liabilities	—	211,398	70,429	357,276	391,843
Net assets applicable to contracts in accumulation period	—	16,327,639	54,968,473	139,872,627	304,623,468
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	418	109	90	69	44
Total net assets	$418	$16,327,748	$54,968,563	$139,872,696	$304,623,512
(1) Investment shares	40	1,403,934	4,461,734	10,202,239	21,467,478
(2) Investments, at cost	$400	$15,104,542	$48,385,291	$116,810,249	$259,996,048

Dec. 31, 2017 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$333,954,630	$1,140,556,034	$118,717,587	$378,116,967	$47,615,111
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	627,149	1,455,319	432,050	974,576	52,150
Total assets	334,581,779	1,142,011,353	119,149,637	379,091,543	47,667,261

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	311,674	1,235,025	113,319	407,119	46,447
Administrative charge	40,139	136,546	14,216	45,463	5,703
Contract terminations	275,336	83,748	304,515	521,994	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	627,149	1,455,319	432,050	974,576	52,150
Net assets applicable to contracts in accumulation period	333,922,004	1,140,373,660	118,717,475	378,116,922	47,614,906
Net assets applicable to contracts in payment period	32,581	182,352	—	—	—
Net assets applicable to seed money	45	22	112	45	205
Total net assets	$333,954,630	$1,140,556,034	$118,717,587	$378,116,967	$47,615,111
(1) Investment shares	19,795,769	67,528,480	6,473,151	20,583,395	3,116,172
(2) Investments, at cost	$226,152,575	$714,158,765	$72,322,047	$216,392,021	$34,470,916

See accompanying notes to financial statements.

204	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$141,926,654	$15,219,986	$513,134	$2,838,547	$1,408,228
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,306	—	—	—
Receivable for share redemptions	305,196	20,884	568	2,445	1,359
Total assets	142,231,850	15,245,176	513,702	2,840,992	1,409,587

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	154,016	18,265	507	2,107	1,191
Administrative charge	17,020	1,827	61	338	168
Contract terminations	134,160	792	—	—	—
Payable for investments purchased	—	4,306	—	—	—
Total liabilities	305,196	25,190	568	2,445	1,359
Net assets applicable to contracts in accumulation period	141,926,612	15,219,795	512,738	2,838,148	1,407,837
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	42	191	396	399	391
Total net assets	$141,926,654	$15,219,986	$513,134	$2,838,547	$1,408,228
(1) Investment shares	9,276,252	548,864	45,612	231,529	119,747
(2) Investments, at cost	$99,339,937	$8,268,217	$472,269	$2,434,843	$1,253,593

Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$9,089,833	$9,615,059	$6,705,254	$169,907	$6,078,877
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,069	—	—	87
Receivable for share redemptions	15,770	13,133	9,626	168	9,912
Total assets	9,105,603	9,631,261	6,714,880	170,075	6,088,876

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,927	11,549	6,751	148	6,456
Administrative charge	1,090	1,154	800	20	729
Contract terminations	3,753	430	2,075	—	2,727
Payable for investments purchased	—	3,069	—	—	87
Total liabilities	15,770	16,202	9,626	168	9,999
Net assets applicable to contracts in accumulation period	9,021,796	9,614,595	6,703,844	169,907	6,062,904
Net assets applicable to contracts in payment period	67,694	—	—	—	15,601
Net assets applicable to seed money	343	464	1,410	—	372
Total net assets	$9,089,833	$9,615,059	$6,705,254	$169,907	$6,078,877
(1) Investment shares	294,742	359,576	327,885	31,818	1,129,903
(2) Investments, at cost	$8,384,005	$10,371,847	$4,553,134	$182,056	$5,914,535
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	205

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,060,275	$21,447,655	$575,134	$5,450,616	$4,478,311
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,338	—	—	315
Receivable for share redemptions	1,097	33,504	598	8,034	6,200
Total assets	1,061,372	21,482,497	575,732	5,458,650	4,484,826

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	968	23,077	529	5,188	4,707
Administrative charge	129	2,578	69	657	536
Contract terminations	—	7,849	—	2,189	957
Payable for investments purchased	—	1,338	—	—	315
Total liabilities	1,097	34,842	598	8,034	6,515
Net assets applicable to contracts in accumulation period	1,060,275	21,447,138	575,134	5,449,870	4,477,718
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	517	—	746	593
Total net assets	$1,060,275	$21,447,655	$575,134	$5,450,616	$4,478,311
(1) Investment shares	36,574	768,458	21,262	200,833	439,913
(2) Investments, at cost	$743,355	$16,261,052	$409,167	$3,818,452	$3,490,915

See accompanying notes to financial statements.

206	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Investment income
Dividend income	$5,803	$2,921	$75,280	$27,562	$292,249
Variable account expenses	3,997	14,968	80,219	10,909	269,648
Investment income (loss) — net	1,806	(12,047)	(4,939)	16,653	22,601

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	94,456	216,938	1,239,314	447,408	4,445,582
Cost of investments sold	98,739	148,447	858,132	479,319	4,485,039
Net realized gain (loss) on sales of investments	(4,283)	68,491	381,182	(31,911)	(39,457)
Distributions from capital gains	2,641	—	521,487	8,700	—
Net change in unrealized appreciation or depreciation of investments	39,571	247,573	56,985	23,819	3,387,889
Net gain (loss) on investments	37,929	316,064	959,654	608	3,348,432
Net increase (decrease) in net assets resulting from operations	$39,735	$304,017	$954,715	$17,261	$3,371,033

Year ended Dec. 31, 2017 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Investment income
Dividend income	$—	$6,878	$638,213	$686	$2,794
Variable account expenses	40,779	4,107	415,510	1,329	3,352
Investment income (loss) — net	(40,779)	2,771	222,703	(643)	(558)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	642,506	46,850	4,187,005	2,620	181,264
Cost of investments sold	416,267	35,105	4,367,103	2,592	155,002
Net realized gain (loss) on sales of investments	226,239	11,745	(180,098)	28	26,262
Distributions from capital gains	174,211	7,008	—	—	5,315
Net change in unrealized appreciation or depreciation of investments	416,459	29,053	430,533	24,347	(10,475)
Net gain (loss) on investments	816,909	47,806	250,435	24,375	21,102
Net increase (decrease) in net assets resulting from operations	$776,130	$50,577	$473,138	$23,732	$20,544

Year ended Dec. 31, 2017 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Investment income
Dividend income	$26,109	$5,520	$2,745	$—	$1,012
Variable account expenses	174,672	4,738	2,996	2,505	758
Investment income (loss) — net	(148,563)	782	(251)	(2,505)	254

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,162,266	73,443	64,715	19,801	4,722
Cost of investments sold	1,998,961	46,587	44,444	14,498	3,886
Net realized gain (loss) on sales of investments	1,163,305	26,856	20,271	5,303	836
Distributions from capital gains	538,993	—	—	3,531	58
Net change in unrealized appreciation or depreciation of investments	1,187,959	(4,827)	(7,941)	27,143	6,912
Net gain (loss) on investments	2,890,257	22,029	12,330	35,977	7,806
Net increase (decrease) in net assets resulting from operations	$2,741,694	$22,811	$12,079	$33,472	$8,060

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	207

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$—	$10,853	$102,907
Variable account expenses	42,996	300,577	468,978	179,040	539,323
Investment income (loss) — net	(42,996)	(300,577)	(468,978)	(168,187)	(436,416)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	373,442	5,149,317	5,775,201	4,250,990	8,557,933
Cost of investments sold	240,570	2,547,642	3,334,888	3,415,992	8,557,652
Net realized gain (loss) on sales of investments	132,872	2,601,675	2,440,313	834,998	281
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	281,887	1,646,108	1,392,964	3,281,379	(281)
Net gain (loss) on investments	414,759	4,247,783	3,833,277	4,116,377	—
Net increase (decrease) in net assets resulting from operations	$371,763	$3,947,206	$3,364,299	$3,948,190	$(436,416)

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Investment income
Dividend income	$339,360	$15,961	$389,230	$346,493	$—
Variable account expenses	105,485	3,175	110,755	196,504	3,442
Investment income (loss) — net	233,875	12,786	278,475	149,989	(3,442)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,426,423	18,695	1,570,602	2,758,625	80,842
Cost of investments sold	1,379,944	22,082	1,710,696	2,784,799	44,095
Net realized gain (loss) on sales of investments	46,479	(3,387)	(140,094)	(26,174)	36,747
Distributions from capital gains	—	—	—	109,573	—
Net change in unrealized appreciation or depreciation of investments	19,553	3,593	156,362	51,134	33,230
Net gain (loss) on investments	66,032	206	16,268	134,533	69,977
Net increase (decrease) in net assets resulting from operations	$299,907	$12,992	$294,743	$284,522	$66,535

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$7,969
Variable account expenses	12,311	115,455	32,200	1,940	5,627
Investment income (loss) — net	(12,311)	(115,455)	(32,200)	(1,940)	2,342

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	389,264	1,393,408	505,366	8,733	84,513
Cost of investments sold	236,594	632,395	255,489	4,669	78,837
Net realized gain (loss) on sales of investments	152,670	761,013	249,877	4,064	5,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,976	870,144	186,930	11,669	84,188
Net gain (loss) on investments	197,646	1,631,157	436,807	15,733	89,864
Net increase (decrease) in net assets resulting from operations	$185,335	$1,515,702	$404,607	$13,793	$92,206

See accompanying notes to financial statements.

208	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Investment income
Dividend income	$—	$—	$4,252	$—	$7,329
Variable account expenses	2,662	13,872	21,788	265	3,099
Investment income (loss) — net	(2,662)	(13,872)	(17,536)	(265)	4,230

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,466	253,484	522,445	61,403	80,271
Cost of investments sold	8,855	146,231	434,153	36,427	80,256
Net realized gain (loss) on sales of investments	5,611	107,253	88,292	24,976	15
Distributions from capital gains	—	—	87,068	903	170
Net change in unrealized appreciation or depreciation of investments	23,429	9,601	(8,976)	(19,702)	811
Net gain (loss) on investments	29,040	116,854	166,384	6,177	996
Net increase (decrease) in net assets resulting from operations	$26,378	$102,982	$148,848	$5,912	$5,226

Year ended Dec. 31, 2017 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$265,523	$5,682	$69,015	$—	$—
Variable account expenses	140,973	957	51,204	31,504	25,403
Investment income (loss) — net	124,550	4,725	17,811	(31,504)	(25,403)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,057,428	14,941	740,616	742,525	519,443
Cost of investments sold	2,050,546	27,828	968,383	596,395	276,569
Net realized gain (loss) on sales of investments	6,882	(12,887)	(227,767)	146,130	242,874
Distributions from capital gains	6,414	—	26,028	—	—
Net change in unrealized appreciation or depreciation of investments	30,695	7,574	207,660	416,955	42,547
Net gain (loss) on investments	43,991	(5,313)	5,921	563,085	285,421
Net increase (decrease) in net assets resulting from operations	$168,541	$(588)	$23,732	$531,581	$260,018

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Investment income
Dividend income	$—	$982	$—	$4,644	$1,221
Variable account expenses	971	1,577	69,603	5,676	1,677
Investment income (loss) — net	(971)	(595)	(69,603)	(1,032)	(456)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,596	31,104	1,538,004	21,358	37,220
Cost of investments sold	20,928	23,694	878,996	18,414	34,147
Net realized gain (loss) on sales of investments	5,668	7,410	659,008	2,944	3,073
Distributions from capital gains	—	1,802	228,110	26,696	16,904
Net change in unrealized appreciation or depreciation of investments	2,094	3,583	598,183	23,246	6,021
Net gain (loss) on investments	7,762	12,795	1,485,301	52,886	25,998
Net increase (decrease) in net assets resulting from operations	$6,791	$12,200	$1,415,698	$51,854	$25,542

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	209

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Investment income
Dividend income	$836	$1,512	$43,672	$2,742	$1,204
Variable account expenses	1,684	1,486	22,465	2,477	1,372
Investment income (loss) — net	(848)	26	21,207	265	(168)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,428	9,605	455,485	58,862	4,822
Cost of investments sold	9,861	9,881	451,128	49,628	3,914
Net realized gain (loss) on sales of investments	2,567	(276)	4,357	9,234	908
Distributions from capital gains	—	—	—	4,914	2,411
Net change in unrealized appreciation or depreciation of investments	22,681	25,974	(1,665)	13,059	9,241
Net gain (loss) on investments	25,248	25,698	2,692	27,207	12,560
Net increase (decrease) in net assets resulting from operations	$24,400	$25,724	$23,899	$27,472	$12,392

Year ended Dec. 31, 2017 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$26,497	$412,378	$3,879	$18,941	$619
Variable account expenses	37,795	862,576	8,095	23,047	915
Investment income (loss) — net	(11,298)	(450,198)	(4,216)	(4,106)	(296)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	446,443	12,067,913	151,091	168,563	32,626
Cost of investments sold	334,800	9,531,333	131,059	121,399	26,935
Net realized gain (loss) on sales of investments	111,643	2,536,580	20,032	47,164	5,691
Distributions from capital gains	159,693	3,031,767	42,641	36,518	1,749
Net change in unrealized appreciation or depreciation of investments	290,957	4,782,876	63,495	145,328	1,699
Net gain (loss) on investments	562,293	10,351,223	126,168	229,010	9,139
Net increase (decrease) in net assets resulting from operations	$550,995	$9,901,025	$121,952	$224,904	$8,843

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$61	$1,386	$54,930	$17,092	$286,505
Variable account expenses	580	22,085	13,616	4,607	225,535
Investment income (loss) — net	(519)	(20,699)	41,314	12,485	60,970

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	607	292,047	186,641	19,144	2,609,691
Cost of investments sold	369	166,223	191,659	20,046	2,584,673
Net realized gain (loss) on sales of investments	238	125,824	(5,018)	(902)	25,018
Distributions from capital gains	3,472	118,963	—	—	63,140
Net change in unrealized appreciation or depreciation of investments	10,615	233,613	23,858	5,631	149,297
Net gain (loss) on investments	14,325	478,400	18,840	4,729	237,455
Net increase (decrease) in net assets resulting from operations	$13,806	$457,701	$60,154	$17,214	$298,425

See accompanying notes to financial statements.

210	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$43,291	$84,318	$3,786	$64,699	$72,831
Variable account expenses	91,589	254,241	4,875	96,934	32,604
Investment income (loss) — net	(48,298)	(169,923)	(1,089)	(32,235)	40,227

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	981,157	2,867,669	54,585	1,748,284	280,294
Cost of investments sold	775,934	2,438,519	42,198	1,440,542	301,395
Net realized gain (loss) on sales of investments	205,223	429,150	12,387	307,742	(21,101)
Distributions from capital gains	312,358	827,144	267	5,035	—
Net change in unrealized appreciation or depreciation of investments	751,933	1,924,075	64,429	1,182,212	182,334
Net gain (loss) on investments	1,269,514	3,180,369	77,083	1,494,989	161,233
Net increase (decrease) in net assets resulting from operations	$1,221,216	$3,010,446	$75,994	$1,462,754	$201,460

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Investment income
Dividend income	$308,352	$625,931	$7,403	$21,360	$—
Variable account expenses	113,761	391,514	8,645	55,514	76,376
Investment income (loss) — net	194,591	234,417	(1,242)	(34,154)	(76,376)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,063,202	5,157,425	51,066	362,427	695,543
Cost of investments sold	995,141	4,196,739	39,320	305,317	759,736
Net realized gain (loss) on sales of investments	68,061	960,686	11,746	57,110	(64,193)
Distributions from capital gains	—	1,135,114	17,633	292,143	568,636
Net change in unrealized appreciation or depreciation of investments	311,838	(406,261)	56,310	58,825	620,603
Net gain (loss) on investments	379,899	1,689,539	85,689	408,078	1,125,046
Net increase (decrease) in net assets resulting from operations	$574,490	$1,923,956	$84,447	$373,924	$1,048,670

Year ended Dec. 31, 2017 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$1,190	$107,122	$662	$27,943	$2,712
Variable account expenses	997	241,741	2,377	29,534	45,966
Investment income (loss) — net	193	(134,619)	(1,715)	(1,591)	(43,254)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,501	2,835,606	62,868	1,076,514	867,094
Cost of investments sold	5,320	2,507,165	37,310	772,994	589,842
Net realized gain (loss) on sales of investments	181	328,441	25,558	303,520	277,252
Distributions from capital gains	—	804,450	5,733	218,698	264,509
Net change in unrealized appreciation or depreciation of investments	13,418	337,584	9,333	(81,361)	251,306
Net gain (loss) on investments	13,599	1,470,475	40,624	440,857	793,067
Net increase (decrease) in net assets resulting from operations	$13,792	$1,335,856	$38,909	$439,266	$749,813

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	211

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$—	$772,232	$78,217	$4,661	$196
Variable account expenses	11,811	663,291	105,969	8,837	3,369
Investment income (loss) — net	(11,811)	108,941	(27,752)	(4,176)	(3,173)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	68,662	10,036,938	1,348,336	72,839	175,401
Cost of investments sold	47,578	6,905,978	1,026,372	68,096	182,554
Net realized gain (loss) on sales of investments	21,084	3,130,960	321,964	4,743	(7,153)
Distributions from capital gains	59,978	1,691,783	391,790	30,352	12,159
Net change in unrealized appreciation or depreciation of investments	92,747	896,599	155,668	33,031	24,303
Net gain (loss) on investments	173,809	5,719,342	869,422	68,126	29,309
Net increase (decrease) in net assets resulting from operations	$161,998	$5,828,283	$841,670	$63,950	$26,136

Year ended Dec. 31, 2017 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Investment income
Dividend income	$10,362	$10,349	$13,478	$3,599	$—
Variable account expenses	12,279	10,137	18,668	19,217	2,758
Investment income (loss) — net	(1,917)	212	(5,190)	(15,618)	(2,758)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	351,371	145,646	388,834	261,157	30,214
Cost of investments sold	300,511	90,929	295,671	241,882	24,182
Net realized gain (loss) on sales of investments	50,860	54,717	93,163	19,275	6,032
Distributions from capital gains	33,342	—	—	23,692	11,989
Net change in unrealized appreciation or depreciation of investments	17,658	83,141	126,815	114,290	20,602
Net gain (loss) on investments	101,860	137,858	219,978	157,257	38,623
Net increase (decrease) in net assets resulting from operations	$99,943	$138,070	$214,788	$141,639	$35,865

Year ended Dec. 31, 2017 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
Investment income
Dividend income	$—	$1,296	$30,202	$1,132	$5,792
Variable account expenses	7,607	123,456	26,749	11,343	10,161
Investment income (loss) — net	(7,607)	(122,160)	3,453	(10,211)	(4,369)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	56,036	1,718,331	255,852	129,664	99,553
Cost of investments sold	47,018	1,807,281	204,989	80,351	75,274
Net realized gain (loss) on sales of investments	9,018	(88,950)	50,863	49,313	24,279
Distributions from capital gains	35,364	—	3,815	51,729	—
Net change in unrealized appreciation or depreciation of investments	60,413	1,441,342	237,350	85,857	141,843
Net gain (loss) on investments	104,795	1,352,392	292,028	186,899	166,122
Net increase (decrease) in net assets resulting from operations	$97,188	$1,230,232	$295,481	$176,688	$161,753

See accompanying notes to financial statements.

212	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Investment income
Dividend income	$—	$17,401	$5,829	$3,167	$1,416
Variable account expenses	2,303	17,186	38,927	5,253	835
Investment income (loss) — net	(2,303)	215	(33,098)	(2,086)	581

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,951	68,199	745,694	34,169	4,806
Cost of investments sold	6,256	85,031	600,163	21,428	3,984
Net realized gain (loss) on sales of investments	4,695	(16,832)	145,531	12,741	822
Distributions from capital gains	9,531	—	23,727	3,560	12,463
Net change in unrealized appreciation or depreciation of investments	42,321	285,632	426,119	53,327	(3,503)
Net gain (loss) on investments	56,547	268,800	595,377	69,628	9,782
Net increase (decrease) in net assets resulting from operations	$54,244	$269,015	$562,279	$67,542	$10,363

Year ended Dec. 31, 2017 (continued)	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$2,214	$—	$10,330	$2,456	$6,683
Variable account expenses	2,177	5,123	20,813	5,725	20,583
Investment income (loss) — net	37	(5,123)	(10,483)	(3,269)	(13,900)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,051	52,331	243,533	14,807	231,208
Cost of investments sold	3,443	32,478	185,004	10,780	227,302
Net realized gain (loss) on sales of investments	608	19,853	58,529	4,027	3,906
Distributions from capital gains	4,223	13,597	55,749	17,598	83,509
Net change in unrealized appreciation or depreciation of investments	15,617	46,612	182,228	67,225	300,008
Net gain (loss) on investments	20,448	80,062	296,506	88,850	387,423
Net increase (decrease) in net assets resulting from operations	$20,485	$74,939	$286,023	$85,581	$373,523

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Investment income
Dividend income	$—	$—	$16,225	$2,272	$354,463
Variable account expenses	8,151	22,793	18,390	1,127	226,614
Investment income (loss) — net	(8,151)	(22,793)	(2,165)	1,145	127,849

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	95,875	247,944	81,210	35,112	3,010,954
Cost of investments sold	78,189	219,439	58,753	27,772	2,505,698
Net realized gain (loss) on sales of investments	17,686	28,505	22,457	7,340	505,256
Distributions from capital gains	10,427	34,850	79,690	2,643	455,012
Net change in unrealized appreciation or depreciation of investments	100,757	335,663	128,850	(1,138)	605,078
Net gain (loss) on investments	128,870	399,018	230,997	8,845	1,565,346
Net increase (decrease) in net assets resulting from operations	$120,719	$376,225	$228,832	$9,990	$1,693,195

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	213

Statements of Operations

Year ended Dec. 31, 2017 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Investment income
Dividend income	$155,998	$55,340	$8,872	$—	$7,383
Variable account expenses	53,224	18,792	6,228	2,681	6,583
Investment income (loss) — net	102,774	36,548	2,644	(2,681)	800

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	711,979	197,156	88,506	62,711	39,901
Cost of investments sold	611,571	177,493	77,741	56,986	28,475
Net realized gain (loss) on sales of investments	100,408	19,663	10,765	5,725	11,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	267,684	107,349	14,362	40,830	(3,733)
Net gain (loss) on investments	368,092	127,012	25,127	46,555	7,693
Net increase (decrease) in net assets resulting from operations	$470,866	$163,560	$27,771	$43,874	$8,493

Year ended Dec. 31, 2017 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Investment income
Dividend income	$14,578	$1,677	$1,312	$13	$22,843
Variable account expenses	19,430	10,189	233,677	20	42,676
Investment income (loss) — net	(4,852)	(8,512)	(232,365)	(7)	(19,833)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	206,704	107,913	3,573,670	94	665,874
Cost of investments sold	149,188	91,716	2,862,635	63	517,554
Net realized gain (loss) on sales of investments	57,516	16,197	711,035	31	148,320
Distributions from capital gains	—	63,836	1,305,188	—	—
Net change in unrealized appreciation or depreciation of investments	(41,028)	89,452	1,385,350	375	770,254
Net gain (loss) on investments	16,488	169,485	3,401,573	406	918,574
Net increase (decrease) in net assets resulting from operations	$11,636	$160,973	$3,169,208	$399	$898,741

Year ended Dec. 31, 2017 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$2,732	$473,136	$495	$18,388	$61,901
Variable account expenses	1,676	375,881	558	39,086	24,597
Investment income (loss) — net	1,056	97,255	(63)	(20,698)	37,304

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,586	4,102,344	1,474	460,830	472,496
Cost of investments sold	11,324	4,168,913	1,168	359,895	481,772
Net realized gain (loss) on sales of investments	(738)	(66,569)	306	100,935	(9,276)
Distributions from capital gains	—	—	663	153,352	—
Net change in unrealized appreciation or depreciation of investments	5,310	1,011,481	4,686	105,919	131,295
Net gain (loss) on investments	4,572	944,912	5,655	360,206	122,019
Net increase (decrease) in net assets resulting from operations	$5,628	$1,042,167	$5,592	$339,508	$159,323

See accompanying notes to financial statements.

214	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA(1)	Put VT Eq Inc, Cl IB(1)	Put VT Global Eq, Cl IA
Investment income
Dividend income	$41,383	$17,231	$—	$—	$5,895
Variable account expenses	9,769	4,219	21,827	20,391	5,292
Investment income (loss) — net	31,614	13,012	(21,827)	(20,391)	603

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,360	47,084	550,966	238,118	19,589
Cost of investments sold	130,331	60,332	525,014	230,161	16,900
Net realized gain (loss) on sales of investments	(28,971)	(13,248)	25,952	7,957	2,689
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	37,644	16,904	275,495	302,114	85,619
Net gain (loss) on investments	8,673	3,656	301,447	310,071	88,308
Net increase (decrease) in net assets resulting from operations	$40,287	$16,668	$279,620	$289,680	$88,911

(1) For the period May 12, 2017 (commencement of operations) to Dec. 31, 2017.

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$5,313	$401	$730	$29,531	$9,286
Variable account expenses	13,542	3,959	9,701	6,818	2,169
Investment income (loss) — net	(8,229)	(3,558)	(8,971)	22,713	7,117

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	116,918	26,032	103,590	59,968	24,723
Cost of investments sold	114,009	23,637	89,614	70,969	27,898
Net realized gain (loss) on sales of investments	2,909	2,395	13,976	(11,001)	(3,175)
Distributions from capital gains	86,137	3,579	9,415	—	—
Net change in unrealized appreciation or depreciation of investments	43,863	69,251	159,744	15,459	4,464
Net gain (loss) on investments	132,909	75,225	183,135	4,458	1,289
Net increase (decrease) in net assets resulting from operations	$124,680	$71,667	$174,164	$27,171	$8,406

Year ended Dec. 31, 2017 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Investment income
Dividend income	$1,975	$111,785	$3,224	$3	$419
Variable account expenses	615	67,288	4,073	3	931
Investment income (loss) — net	1,360	44,497	(849)	—	(512)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,014	671,827	74,987	3	41,512
Cost of investments sold	8,526	667,079	55,055	2	22,639
Net realized gain (loss) on sales of investments	(512)	4,748	19,932	1	18,873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,052	1,054,824	68,146	38	(3,123)
Net gain (loss) on investments	540	1,059,572	88,078	39	15,750
Net increase (decrease) in net assets resulting from operations	$1,900	$1,104,069	$87,229	$39	$15,238

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	215

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Investment income
Dividend income	$4,394	$15,503	$15,820	$3,911	$5,367
Variable account expenses	10,442	25,644	35,131	10,329	8,596
Investment income (loss) — net	(6,048)	(10,141)	(19,311)	(6,418)	(3,229)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	74,066	364,294	1,053,385	183,676	88,383
Cost of investments sold	75,032	230,371	627,790	168,551	97,439
Net realized gain (loss) on sales of investments	(966)	133,923	425,595	15,125	(9,056)
Distributions from capital gains	24,941	126,023	179,362	61,280	—
Net change in unrealized appreciation or depreciation of investments	20,518	191,549	72,284	(49,350)	30,586
Net gain (loss) on investments	44,493	451,495	677,241	27,055	21,530
Net increase (decrease) in net assets resulting from operations	$38,445	$441,354	$657,930	$20,637	$18,301

Year ended Dec. 31, 2017 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Investment income
Dividend income	$2,825	$129,841	$—	$19,988	$3,820
Variable account expenses	4,149	66,773	215,834	19,015	6,816
Investment income (loss) — net	(1,324)	63,068	(215,834)	973	(2,996)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	46,951	960,052	2,494,247	207,641	129,193
Cost of investments sold	54,064	901,663	2,505,076	181,011	121,781
Net realized gain (loss) on sales of investments	(7,113)	58,389	(10,829)	26,630	7,412
Distributions from capital gains	—	—	41,128	—	—
Net change in unrealized appreciation or depreciation of investments	108,368	575,946	249,554	160,427	44,085
Net gain (loss) on investments	101,255	634,335	279,853	187,057	51,497
Net increase (decrease) in net assets resulting from operations	$99,931	$697,403	$64,019	$188,030	$48,501

Year ended Dec. 31, 2017 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	365,440	2,056,165	371,193	1,624,730	—
Investment income (loss) — net	(365,440)	(2,056,165)	(371,193)	(1,624,730)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,658,961	39,023,304	9,752,201	37,345,721	—
Cost of investments sold	4,478,484	22,956,004	8,585,847	31,231,099	—
Net realized gain (loss) on sales of investments	2,180,477	16,067,300	1,166,354	6,114,622	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,842,430	7,964,549	678,845	1,362,126	14
Net gain (loss) on investments	5,022,907	24,031,849	1,845,199	7,476,748	14
Net increase (decrease) in net assets resulting from operations	$4,657,467	$21,975,684	$1,474,006	$5,852,018	$14

(1) For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Man Risk US, Cl 2(1)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	256,104	879,354	1,968,437	4,763,446
Investment income (loss) — net	—	(256,104)	(879,354)	(1,968,437)	(4,763,446)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	8,941,014	13,273,993	19,959,217	50,060,565
Cost of investments sold	—	8,559,664	12,312,320	18,122,053	45,367,817
Net realized gain (loss) on sales of investments	—	381,350	961,673	1,837,164	4,692,748
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18	885,438	5,120,415	19,771,090	36,298,097
Net gain (loss) on investments	18	1,266,788	6,082,088	21,608,254	40,990,845
Net increase (decrease) in net assets resulting from operations	$18	$1,010,684	$5,202,734	$19,639,817	$36,227,399

(1) For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

Year ended Dec. 31, 2017 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,518,867	17,622,810	1,750,088	6,040,670	681,247
Investment income (loss) — net	(4,518,867)	(17,622,810)	(1,750,088)	(6,040,670)	(681,247)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	58,323,820	219,390,975	36,552,880	120,494,964	9,749,599
Cost of investments sold	40,902,234	145,313,713	23,393,783	74,128,854	7,254,082
Net realized gain (loss) on sales of investments	17,421,586	74,077,262	13,159,097	46,366,110	2,495,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,053,289	70,980,969	6,295,485	14,382,807	2,260,695
Net gain (loss) on investments	42,474,875	145,058,231	19,454,582	60,748,917	4,756,212
Net increase (decrease) in net assets resulting from operations	$37,956,008	$127,435,421	$17,704,494	$54,708,247	$4,074,965

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,246,842	258,113	6,090	30,112	16,008
Investment income (loss) — net	(2,246,842)	(258,113)	(6,090)	(30,112)	(16,008)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,846,441	3,641,338	36,436	785,773	395,048
Cost of investments sold	24,698,995	2,044,619	35,370	730,161	374,483
Net realized gain (loss) on sales of investments	9,147,446	1,596,719	1,066	55,612	20,565
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,950,066	(542,164)	40,863	405,958	155,045
Net gain (loss) on investments	14,097,512	1,054,555	41,929	461,570	175,610
Net increase (decrease) in net assets resulting from operations	$11,850,670	$796,442	$35,839	$431,458	$159,602
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	217

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$106,616	$—	$49,396	$4,923	$171,165
Variable account expenses	152,600	164,806	94,630	2,023	91,801
Investment income (loss) — net	(45,984)	(164,806)	(45,234)	2,900	79,364

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,659,059	2,512,079	903,085	31,871	1,397,495
Cost of investments sold	2,752,730	2,768,691	619,926	38,100	1,478,035
Net realized gain (loss) on sales of investments	(93,671)	(256,612)	283,159	(6,229)	(80,540)
Distributions from capital gains	66,681	1,572,143	279,621	—	—
Net change in unrealized appreciation or depreciation of investments	2,533,313	462,707	164,114	37,326	1,255,836
Net gain (loss) on investments	2,506,323	1,778,238	726,894	31,097	1,175,296
Net increase (decrease) in net assets resulting from operations	$2,460,339	$1,613,432	$681,660	$33,997	$1,254,660

Year ended Dec. 31, 2017 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$2,386	$2,485	$4,935	$37,292	$—
Variable account expenses	13,239	318,778	7,064	74,477	66,542
Investment income (loss) — net	(10,853)	(316,293)	(2,129)	(37,185)	(66,542)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	223,326	4,946,112	48,261	1,615,836	997,024
Cost of investments sold	177,884	4,194,247	36,569	1,158,981	836,923
Net realized gain (loss) on sales of investments	45,442	751,865	11,692	456,855	160,101
Distributions from capital gains	30,437	631,925	43,272	448,330	130,637
Net change in unrealized appreciation or depreciation of investments	227,205	4,861,494	42,265	103,099	739,389
Net gain (loss) on investments	303,084	6,245,284	97,229	1,008,284	1,030,127
Net increase (decrease) in net assets resulting from operations	$292,231	$5,928,991	$95,100	$971,099	$963,585

See accompanying notes to financial statements.

218	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$1,806	$(12,047)	$(4,939)	$16,653	$22,601
Net realized gain (loss) on sales of investments	(4,283)	68,491	381,182	(31,911)	(39,457)
Distributions from capital gains	2,641	—	521,487	8,700	—
Net change in unrealized appreciation or depreciation of investments	39,571	247,573	56,985	23,819	3,387,889
Net increase (decrease) in net assets resulting from operations	39,735	304,017	954,715	17,261	3,371,033

Contract transactions
Contract purchase payments	—	1,236	1,260	1,211	11,119
Net transfers(1)	56,293	(67,577)	(21,364)	(411,785)	(1,206,821)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,308)
Contract terminations:
Surrender benefits and contract charges	(69,099)	(118,678)	(938,564)	(19,090)	(2,402,092)
Death benefits	(21,043)	(15,396)	(169,780)	—	(422,250)
Increase (decrease) from contract transactions	(33,849)	(200,415)	(1,128,448)	(429,664)	(4,022,352)
Net assets at beginning of year	323,413	987,387	6,366,968	898,126	16,207,915
Net assets at end of year	$329,299	$1,090,989	$6,193,235	$485,723	$15,556,596

Accumulation unit activity
Units outstanding at beginning of year	218,188	1,361,983	3,171,723	518,975	14,221,420
Contract purchase payments	—	1,536	609	697	8,886
Net transfers(1)	36,500	(105,162)	(7,801)	(230,796)	(942,627)
Contract terminations:
Surrender benefits and contract charges	(45,281)	(174,429)	(444,631)	(11,063)	(1,863,927)
Death benefits	(13,762)	(20,489)	(82,821)	—	(337,772)
Units outstanding at end of year	195,645	1,063,439	2,637,079	277,813	11,085,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(40,779)	$2,771	$222,703	$(643)	$(558)
Net realized gain (loss) on sales of investments	226,239	11,745	(180,098)	28	26,262
Distributions from capital gains	174,211	7,008	—	—	5,315
Net change in unrealized appreciation or depreciation of investments	416,459	29,053	430,533	24,347	(10,475)
Net increase (decrease) in net assets resulting from operations	776,130	50,577	473,138	23,732	20,544

Contract transactions
Contract purchase payments	3,279	24	27,163	—	200
Net transfers(1)	21,761	10,930	2,334,533	(11)	(98,940)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(421,274)	(42,641)	(3,528,285)	(1,278)	(78,967)
Death benefits	(134,016)	(1,596)	(689,416)	—	—
Increase (decrease) from contract transactions	(530,250)	(33,283)	(1,856,005)	(1,289)	(177,707)
Net assets at beginning of year	2,900,439	291,288	25,418,435	82,582	335,554
Net assets at end of year	$3,146,319	$308,582	$24,035,568	$105,025	$178,391

Accumulation unit activity
Units outstanding at beginning of year	2,352,714	125,924	19,892,084	68,506	174,997
Contract purchase payments	2,255	10	21,173	—	—
Net transfers(1)	2,424	4,110	1,815,562	—	(51,394)
Contract terminations:
Surrender benefits and contract charges	(317,524)	(17,107)	(2,743,965)	(850)	(40,475)
Death benefits	(102,051)	(657)	(541,310)	—	—
Units outstanding at end of year	1,937,818	112,280	18,443,544	67,656	83,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(148,563)	$782	$(251)	$(2,505)	$254
Net realized gain (loss) on sales of investments	1,163,305	26,856	20,271	5,303	836
Distributions from capital gains	538,993	—	—	3,531	58
Net change in unrealized appreciation or depreciation of investments	1,187,959	(4,827)	(7,941)	27,143	6,912
Net increase (decrease) in net assets resulting from operations	2,741,694	22,811	12,079	33,472	8,060

Contract transactions
Contract purchase payments	5,585	24	271	—	300
Net transfers(1)	(1,077,280)	(46)	(12,742)	(3,534)	784
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,529,062)	(67,264)	(36,310)	(14,538)	(3,983)
Death benefits	(313,919)	(2,802)	—	—	—
Increase (decrease) from contract transactions	(2,914,676)	(70,088)	(48,781)	(18,072)	(2,899)
Net assets at beginning of year	10,371,906	364,628	218,770	155,981	57,376
Net assets at end of year	$10,198,924	$317,351	$182,068	$171,381	$62,537

Accumulation unit activity
Units outstanding at beginning of year	5,777,484	104,435	105,521	85,908	25,116
Contract purchase payments	2,714	7	90	—	122
Net transfers(1)	(511,813)	(12)	(6,185)	(1,732)	329
Contract terminations:
Surrender benefits and contract charges	(739,487)	(18,877)	(18,209)	(7,222)	(1,593)
Death benefits	(158,094)	(787)	—	—	—
Units outstanding at end of year	4,370,804	84,766	81,217	76,954	23,974

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(42,996)	$(300,577)	$(468,978)	$(168,187)	$(436,416)
Net realized gain (loss) on sales of investments	132,872	2,601,675	2,440,313	834,998	281
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	281,887	1,646,108	1,392,964	3,281,379	(281)
Net increase (decrease) in net assets resulting from operations	371,763	3,947,206	3,364,299	3,948,190	(436,416)

Contract transactions
Contract purchase payments	1,850	69,766	28,399	11,396	42,023
Net transfers(1)	185,302	(863,622)	23,193	(1,789,038)	3,675,081
Adjustments to net assets allocated to contracts in payment period	(865)	(541)	(2,687)	—	(3,040)
Contract terminations:
Surrender benefits and contract charges	(264,184)	(2,884,357)	(4,075,518)	(1,554,703)	(6,338,550)
Death benefits	(54,241)	(1,033,576)	(641,865)	(342,718)	(1,010,354)
Increase (decrease) from contract transactions	(132,138)	(4,712,330)	(4,668,478)	(3,675,063)	(3,634,840)
Net assets at beginning of year	2,943,853	20,179,994	29,868,486	10,130,094	37,443,957
Net assets at end of year	$3,183,478	$19,414,870	$28,564,307	$10,403,221	$33,372,701

Accumulation unit activity
Units outstanding at beginning of year	1,355,597	12,753,384	12,845,940	5,097,514	38,161,372
Contract purchase payments	876	50,294	11,854	4,917	41,236
Net transfers(1)	54,885	(522,143)	18,420	(694,530)	3,984,084
Contract terminations:
Surrender benefits and contract charges	(98,592)	(1,611,983)	(1,680,937)	(635,008)	(6,606,035)
Death benefits	(21,996)	(734,468)	(283,446)	(143,778)	(1,060,392)
Units outstanding at end of year	1,290,770	9,935,084	10,911,831	3,629,115	34,520,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$233,875	$12,786	$278,475	$149,989	$(3,442)
Net realized gain (loss) on sales of investments	46,479	(3,387)	(140,094)	(26,174)	36,747
Distributions from capital gains	—	—	—	109,573	—
Net change in unrealized appreciation or depreciation of investments	19,553	3,593	156,362	51,134	33,230
Net increase (decrease) in net assets resulting from operations	299,907	12,992	294,743	284,522	66,535

Contract transactions
Contract purchase payments	7,117	—	7,666	39,808	—
Net transfers(1)	(8,405)	1,719	113,321	370,572	(78)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(777)	—
Contract terminations:
Surrender benefits and contract charges	(913,171)	(15,520)	(947,251)	(2,136,764)	(76,652)
Death benefits	(212,615)	—	(197,020)	(169,427)	—
Increase (decrease) from contract transactions	(1,127,074)	(13,801)	(1,023,284)	(1,896,588)	(76,730)
Net assets at beginning of year	6,859,180	249,821	6,912,438	13,696,644	310,827
Net assets at end of year	$6,032,013	$249,012	$6,183,897	$12,084,578	$300,632

Accumulation unit activity
Units outstanding at beginning of year	3,260,433	253,340	3,569,857	8,926,464	188,982
Contract purchase payments	3,277	—	3,801	24,256	—
Net transfers(1)	(2,126)	1,663	52,676	254,162	(194)
Contract terminations:
Surrender benefits and contract charges	(423,426)	(15,073)	(477,664)	(1,411,004)	(44,424)
Death benefits	(99,181)	—	(96,989)	(106,584)	—
Units outstanding at end of year	2,738,977	239,930	3,051,681	7,687,294	144,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$(12,311)	$(115,455)	$(32,200)	$(1,940)	$2,342
Net realized gain (loss) on sales of investments	152,670	761,013	249,877	4,064	5,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,976	870,144	186,930	11,669	84,188
Net increase (decrease) in net assets resulting from operations	185,335	1,515,702	404,607	13,793	92,206

Contract transactions
Contract purchase payments	211	1,279	2,410	44	201
Net transfers(1)	(124,444)	171,873	(62,642)	307	315
Adjustments to net assets allocated to contracts in payment period	—	10,474	(363)	—	(330)
Contract terminations:
Surrender benefits and contract charges	(242,639)	(634,606)	(336,009)	(6,784)	(64,711)
Death benefits	(9,820)	(471,382)	(62,526)	—	(10,003)
Increase (decrease) from contract transactions	(376,692)	(922,362)	(459,130)	(6,433)	(74,528)
Net assets at beginning of year	883,324	8,054,712	2,093,581	122,879	403,618
Net assets at end of year	$691,967	$8,648,052	$2,039,058	$130,239	$421,296

Accumulation unit activity
Units outstanding at beginning of year	677,892	4,311,026	968,096	81,028	253,110
Contract purchase payments	182	618	1,101	—	66
Net transfers(1)	(47,679)	82,861	(28,104)	193	178
Contract terminations:
Surrender benefits and contract charges	(212,943)	(342,743)	(137,038)	(4,434)	(35,426)
Death benefits	(4,861)	(263,585)	(25,884)	—	(4,885)
Units outstanding at end of year	412,591	3,788,177	778,171	76,787	213,043

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$(2,662)	$(13,872)	$(17,536)	$(265)	$4,230
Net realized gain (loss) on sales of investments	5,611	107,253	88,292	24,976	15
Distributions from capital gains	—	—	87,068	903	170
Net change in unrealized appreciation or depreciation of investments	23,429	9,601	(8,976)	(19,702)	811
Net increase (decrease) in net assets resulting from operations	26,378	102,982	148,848	5,912	5,226

Contract transactions
Contract purchase payments	1,331	23,441	806	—	—
Net transfers(1)	26,338	(132,993)	(49,251)	29	3,011
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(11,392)	(85,996)	(306,925)	(61,139)	(60,809)
Death benefits	—	(16,242)	(13,668)	—	(16,364)
Increase (decrease) from contract transactions	16,277	(211,790)	(369,038)	(61,110)	(74,162)
Net assets at beginning of year	128,250	1,100,260	1,446,597	73,512	283,027
Net assets at end of year	$170,905	$991,452	$1,226,407	$18,314	$214,091

Accumulation unit activity
Units outstanding at beginning of year	61,381	441,186	630,423	24,908	276,018
Contract purchase payments	620	10,896	391	—	—
Net transfers(1)	12,311	(53,110)	(18,560)	—	2,880
Contract terminations:
Surrender benefits and contract charges	(5,121)	(34,326)	(128,891)	(20,073)	(58,612)
Death benefits	—	(5,937)	(5,704)	—	(15,636)
Units outstanding at end of year	69,191	358,709	477,659	4,835	204,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$124,550	$4,725	$17,811	$(31,504)	$(25,403)
Net realized gain (loss) on sales of investments	6,882	(12,887)	(227,767)	146,130	242,874
Distributions from capital gains	6,414	—	26,028	—	—
Net change in unrealized appreciation or depreciation of investments	30,695	7,574	207,660	416,955	42,547
Net increase (decrease) in net assets resulting from operations	168,541	(588)	23,732	531,581	260,018

Contract transactions
Contract purchase payments	10,643	155	247	6,773	908
Net transfers(1)	(538,913)	(1,639)	113,271	(238,551)	(109,089)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,268)	—	—
Contract terminations:
Surrender benefits and contract charges	(906,483)	(7,407)	(517,281)	(411,743)	(323,061)
Death benefits	(193,452)	(5,014)	(52,624)	(18,618)	(18,228)
Increase (decrease) from contract transactions	(1,628,205)	(13,905)	(457,655)	(662,139)	(449,470)
Net assets at beginning of year	10,295,676	75,252	3,290,326	1,956,859	1,620,786
Net assets at end of year	$8,836,012	$60,759	$2,856,403	$1,826,301	$1,431,334

Accumulation unit activity
Units outstanding at beginning of year	8,548,596	155,816	2,464,497	1,859,594	1,251,427
Contract purchase payments	9,447	—	216	5,539	586
Net transfers(1)	(434,090)	(3,608)	86,205	(189,557)	(76,839)
Contract terminations:
Surrender benefits and contract charges	(745,735)	(15,683)	(390,689)	(335,124)	(229,047)
Death benefits	(161,018)	(11,829)	(39,962)	(15,379)	(13,058)
Units outstanding at end of year	7,217,200	124,696	2,120,267	1,325,073	933,069

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$(971)	$(595)	$(69,603)	$(1,032)	$(456)
Net realized gain (loss) on sales of investments	5,668	7,410	659,008	2,944	3,073
Distributions from capital gains	—	1,802	228,110	26,696	16,904
Net change in unrealized appreciation or depreciation of investments	2,094	3,583	598,183	23,246	6,021
Net increase (decrease) in net assets resulting from operations	6,791	12,200	1,415,698	51,854	25,542

Contract transactions
Contract purchase payments	1,347	100	1,366	—	75
Net transfers(1)	(15,335)	827	(711,087)	9	(28,279)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,038)	(28,021)	(617,891)	(9,194)	(7,797)
Death benefits	—	—	(116,247)	(6,094)	—
Increase (decrease) from contract transactions	(24,026)	(27,094)	(1,443,859)	(15,279)	(36,001)
Net assets at beginning of year	62,462	110,857	4,017,489	382,712	120,246
Net assets at end of year	$45,227	$95,963	$3,989,328	$419,287	$109,787

Accumulation unit activity
Units outstanding at beginning of year	26,147	46,509	1,955,692	314,296	65,589
Contract purchase payments	554	—	439	—	—
Net transfers(1)	(6,391)	408	(277,518)	6	(14,694)
Contract terminations:
Surrender benefits and contract charges	(4,096)	(11,470)	(244,158)	(7,126)	(3,823)
Death benefits	—	—	(48,825)	(4,726)	—
Units outstanding at end of year	16,214	35,447	1,385,630	302,450	47,072

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(848)	$26	$21,207	$265	$(168)
Net realized gain (loss) on sales of investments	2,567	(276)	4,357	9,234	908
Distributions from capital gains	—	—	—	4,914	2,411
Net change in unrealized appreciation or depreciation of investments	22,681	25,974	(1,665)	13,059	9,241
Net increase (decrease) in net assets resulting from operations	24,400	25,724	23,899	27,472	12,392

Contract transactions
Contract purchase payments	—	75	312	—	—
Net transfers(1)	(6)	1,458	(134,089)	1,436	2,662
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,735)	(433)	(251,050)	(56,385)	(3,454)
Death benefits	—	(7,675)	(9,085)	—	—
Increase (decrease) from contract transactions	(10,741)	(6,575)	(393,912)	(54,949)	(792)
Net assets at beginning of year	100,980	100,375	1,575,940	232,574	86,352
Net assets at end of year	$114,639	$119,524	$1,205,927	$205,097	$97,952

Accumulation unit activity
Units outstanding at beginning of year	116,530	111,372	1,304,979	122,839	44,560
Contract purchase payments	—	—	253	—	—
Net transfers(1)	—	1,087	(113,051)	712	1,270
Contract terminations:
Surrender benefits and contract charges	(11,080)	(281)	(205,889)	(29,201)	(1,664)
Death benefits	—	(6,211)	(7,443)	—	—
Units outstanding at end of year	105,450	105,967	978,849	94,350	44,166

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(11,298)	$(450,198)	$(4,216)	$(4,106)	$(296)
Net realized gain (loss) on sales of investments	111,643	2,536,580	20,032	47,164	5,691
Distributions from capital gains	159,693	3,031,767	42,641	36,518	1,749
Net change in unrealized appreciation or depreciation of investments	290,957	4,782,876	63,495	145,328	1,699
Net increase (decrease) in net assets resulting from operations	550,995	9,901,025	121,952	224,904	8,843

Contract transactions
Contract purchase payments	1,575	44,515	—	2,101	6,900
Net transfers(1)	(85,150)	(1,647,468)	(104,599)	153,266	(20,216)
Adjustments to net assets allocated to contracts in payment period	—	(6,566)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(238,401)	(7,719,120)	(37,622)	(108,981)	(6,872)
Death benefits	(86,084)	(1,174,015)	—	(24,413)	(4,622)
Increase (decrease) from contract transactions	(408,060)	(10,502,654)	(142,221)	21,973	(24,810)
Net assets at beginning of year	2,926,650	54,674,357	643,105	1,438,688	74,658
Net assets at end of year	$3,069,585	$54,072,728	$622,836	$1,685,565	$58,691

Accumulation unit activity
Units outstanding at beginning of year	1,242,679	21,191,666	270,922	792,647	36,967
Contract purchase payments	600	16,185	—	1,102	—
Net transfers(1)	(34,480)	(608,209)	(40,937)	80,377	(9,788)
Contract terminations:
Surrender benefits and contract charges	(90,091)	(2,684,711)	(14,367)	(55,621)	(3,179)
Death benefits	(33,005)	(436,943)	—	(12,585)	(2,270)
Units outstanding at end of year	1,085,703	17,477,988	215,618	805,920	21,730

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(519)	$(20,699)	$41,314	$12,485	$60,970
Net realized gain (loss) on sales of investments	238	125,824	(5,018)	(902)	25,018
Distributions from capital gains	3,472	118,963	—	—	63,140
Net change in unrealized appreciation or depreciation of investments	10,615	233,613	23,858	5,631	149,297
Net increase (decrease) in net assets resulting from operations	13,806	457,701	60,154	17,214	298,425

Contract transactions
Contract purchase payments	—	19,048	—	—	14,507
Net transfers(1)	250	13,935	6,719	(40)	955,654
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(27)	(210,448)	(135,320)	(14,269)	(1,981,731)
Death benefits	—	(24,231)	(31,596)	—	(469,429)
Increase (decrease) from contract transactions	223	(201,696)	(160,197)	(14,309)	(1,480,999)
Net assets at beginning of year	41,134	1,454,028	1,149,516	324,339	13,799,923
Net assets at end of year	$55,163	$1,710,033	$1,049,473	$327,244	$12,617,349

Accumulation unit activity
Units outstanding at beginning of year	27,403	740,750	673,202	155,789	10,252,960
Contract purchase payments	—	8,694	—	—	10,519
Net transfers(1)	150	96	3,682	(18)	697,442
Contract terminations:
Surrender benefits and contract charges	(15)	(89,087)	(77,508)	(6,521)	(1,455,205)
Death benefits	—	(10,479)	(18,346)	—	(340,855)
Units outstanding at end of year	27,538	649,974	581,030	149,250	9,164,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(48,298)	$(169,923)	$(1,089)	$(32,235)	$40,227
Net realized gain (loss) on sales of investments	205,223	429,150	12,387	307,742	(21,101)
Distributions from capital gains	312,358	827,144	267	5,035	—
Net change in unrealized appreciation or depreciation of investments	751,933	1,924,075	64,429	1,182,212	182,334
Net increase (decrease) in net assets resulting from operations	1,221,216	3,010,446	75,994	1,462,754	201,460

Contract transactions
Contract purchase payments	1,196	36,014	438	5,350	2,089
Net transfers(1)	207,047	(329,769)	(11,491)	(520,691)	8,435
Adjustments to net assets allocated to contracts in payment period	—	—	(157)	—	—
Contract terminations:
Surrender benefits and contract charges	(622,919)	(1,858,385)	(37,705)	(826,256)	(175,040)
Death benefits	(146,315)	(195,659)	—	(143,996)	(22,713)
Increase (decrease) from contract transactions	(560,991)	(2,347,799)	(48,915)	(1,485,593)	(187,229)
Net assets at beginning of year	6,809,827	17,254,023	278,030	5,771,039	2,348,993
Net assets at end of year	$7,470,052	$17,916,670	$305,109	$5,748,200	$2,363,224

Accumulation unit activity
Units outstanding at beginning of year	1,570,480	5,240,126	232,943	3,739,141	1,003,558
Contract purchase payments	237	10,049	336	3,013	792
Net transfers(1)	27,824	(91,528)	(9,288)	(287,219)	4,066
Contract terminations:
Surrender benefits and contract charges	(135,165)	(533,389)	(30,858)	(449,890)	(77,629)
Death benefits	(30,771)	(59,663)	—	(89,997)	(10,314)
Units outstanding at end of year	1,432,605	4,565,595	193,133	2,915,048	920,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$194,591	$234,417	$(1,242)	$(34,154)	$(76,376)
Net realized gain (loss) on sales of investments	68,061	960,686	11,746	57,110	(64,193)
Distributions from capital gains	—	1,135,114	17,633	292,143	568,636
Net change in unrealized appreciation or depreciation of investments	311,838	(406,261)	56,310	58,825	620,603
Net increase (decrease) in net assets resulting from operations	574,490	1,923,956	84,447	373,924	1,048,670

Contract transactions
Contract purchase payments	7,650	49,523	125	7,766	2,065
Net transfers(1)	33,050	(233,851)	(576)	20,950	(94,714)
Adjustments to net assets allocated to contracts in payment period	(3,064)	(5,949)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(501,186)	(3,385,414)	(41,816)	(234,201)	(414,083)
Death benefits	(392,519)	(918,402)	—	(29,741)	(98,765)
Increase (decrease) from contract transactions	(856,069)	(4,494,093)	(42,267)	(235,226)	(605,497)
Net assets at beginning of year	7,610,201	29,772,142	484,026	4,269,636	5,527,487
Net assets at end of year	$7,328,622	$27,202,005	$526,206	$4,408,334	$5,970,660

Accumulation unit activity
Units outstanding at beginning of year	3,492,686	12,233,971	242,416	1,332,498	3,940,096
Contract purchase payments	3,199	19,342	—	2,672	1,770
Net transfers(1)	14,552	(94,478)	(239)	4,522	(70,434)
Contract terminations:
Surrender benefits and contract charges	(217,059)	(1,323,266)	(18,706)	(76,836)	(284,921)
Death benefits	(177,588)	(368,886)	—	(9,852)	(63,448)
Units outstanding at end of year	3,115,790	10,466,683	223,471	1,253,004	3,523,063

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$193	$(134,619)	$(1,715)	$(1,591)	$(43,254)
Net realized gain (loss) on sales of investments	181	328,441	25,558	303,520	277,252
Distributions from capital gains	—	804,450	5,733	218,698	264,509
Net change in unrealized appreciation or depreciation of investments	13,418	337,584	9,333	(81,361)	251,306
Net increase (decrease) in net assets resulting from operations	13,792	1,335,856	38,909	439,266	749,813

Contract transactions
Contract purchase payments	—	6,968	134	810	2,756
Net transfers(1)	(1,554)	388,318	12,904	(261,342)	329,194
Adjustments to net assets allocated to contracts in payment period	—	(1,570)	—	—	(2,162)
Contract terminations:
Surrender benefits and contract charges	(2,949)	(2,049,116)	(52,614)	(96,121)	(237,110)
Death benefits	—	(370,659)	(4,068)	(606,234)	(536,642)
Increase (decrease) from contract transactions	(4,503)	(2,026,059)	(43,644)	(962,887)	(443,964)
Net assets at beginning of year	57,565	15,576,116	142,127	2,679,799	3,287,010
Net assets at end of year	$66,854	$14,885,913	$137,392	$2,156,178	$3,592,859

Accumulation unit activity
Units outstanding at beginning of year	64,992	4,940,825	96,880	1,652,899	2,188,140
Contract purchase payments	—	2,193	73	443	1,579
Net transfers(1)	(1,538)	139,086	7,033	(157,559)	182,846
Contract terminations:
Surrender benefits and contract charges	(3,050)	(655,301)	(30,061)	(52,420)	(134,402)
Death benefits	—	(116,510)	(2,188)	(371,369)	(336,817)
Units outstanding at end of year	60,404	4,310,293	71,737	1,071,994	1,901,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$(11,811)	$108,941	$(27,752)	$(4,176)	$(3,173)
Net realized gain (loss) on sales of investments	21,084	3,130,960	321,964	4,743	(7,153)
Distributions from capital gains	59,978	1,691,783	391,790	30,352	12,159
Net change in unrealized appreciation or depreciation of investments	92,747	896,599	155,668	33,031	24,303
Net increase (decrease) in net assets resulting from operations	161,998	5,828,283	841,670	63,950	26,136

Contract transactions
Contract purchase payments	—	29,123	29,833	—	100
Net transfers(1)	(17,165)	(1,146,520)	99,141	267	34,074
Adjustments to net assets allocated to contracts in payment period	—	(6,343)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(30,955)	(5,965,082)	(1,002,194)	(62,397)	(27,096)
Death benefits	(4,361)	(1,006,753)	(157,492)	(1,603)	(44,471)
Increase (decrease) from contract transactions	(52,481)	(8,095,575)	(1,030,712)	(63,733)	(37,393)
Net assets at beginning of year	669,016	42,222,956	7,731,572	584,129	196,501
Net assets at end of year	$778,533	$39,955,664	$7,542,530	$584,346	$185,244

Accumulation unit activity
Units outstanding at beginning of year	456,513	18,517,865	4,264,160	366,026	118,921
Contract purchase payments	—	11,863	16,935	—	—
Net transfers(1)	(10,245)	(446,125)	34,154	159	18,082
Contract terminations:
Surrender benefits and contract charges	(18,450)	(2,498,942)	(511,958)	(36,107)	(14,995)
Death benefits	(2,922)	(455,007)	(84,285)	(996)	(23,565)
Units outstanding at end of year	424,896	15,129,654	3,719,006	329,082	98,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(1,917)	$212	$(5,190)	$(15,618)	$(2,758)
Net realized gain (loss) on sales of investments	50,860	54,717	93,163	19,275	6,032
Distributions from capital gains	33,342	—	—	23,692	11,989
Net change in unrealized appreciation or depreciation of investments	17,658	83,141	126,815	114,290	20,602
Net increase (decrease) in net assets resulting from operations	99,943	138,070	214,788	141,639	35,865

Contract transactions
Contract purchase payments	272	126	492	985	34
Net transfers(1)	(64,052)	11,999	(109,377)	5,677	(1,399)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(202,046)	(111,406)	(226,520)	(174,728)	(14,979)
Death benefits	(34,247)	(17,824)	(14,411)	(46,859)	(10,258)
Increase (decrease) from contract transactions	(300,073)	(117,105)	(349,816)	(214,925)	(26,602)
Net assets at beginning of year	1,033,736	702,895	1,173,127	1,223,362	186,395
Net assets at end of year	$833,606	$723,860	$1,038,099	$1,150,076	$195,658

Accumulation unit activity
Units outstanding at beginning of year	382,442	335,179	1,174,365	673,116	134,334
Contract purchase payments	98	54	430	503	22
Net transfers(1)	(21,109)	4,876	(98,498)	2,686	(885)
Contract terminations:
Surrender benefits and contract charges	(72,046)	(48,377)	(203,408)	(91,374)	(10,313)
Death benefits	(12,245)	(7,172)	(12,972)	(24,659)	(6,388)
Units outstanding at end of year	277,140	284,560	859,917	560,272	116,770

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
Operations
Investment income (loss) — net	$(7,607)	$(122,160)	$3,453	$(10,211)	$(4,369)
Net realized gain (loss) on sales of investments	9,018	(88,950)	50,863	49,313	24,279
Distributions from capital gains	35,364	—	3,815	51,729	—
Net change in unrealized appreciation or depreciation of investments	60,413	1,441,342	237,350	85,857	141,843
Net increase (decrease) in net assets resulting from operations	97,188	1,230,232	295,481	176,688	161,753

Contract transactions
Contract purchase payments	—	10,448	210	2,160	426
Net transfers(1)	82,604	(233,683)	(34,232)	(11,829)	(69)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(40,412)	(1,022,717)	(152,181)	(85,275)	(83,470)
Death benefits	(2,656)	(173,670)	(40,208)	(4,470)	(1,765)
Increase (decrease) from contract transactions	39,536	(1,419,622)	(226,411)	(99,414)	(84,878)
Net assets at beginning of year	451,108	8,700,415	1,867,651	766,060	683,198
Net assets at end of year	$587,832	$8,511,025	$1,936,721	$843,334	$760,073

Accumulation unit activity
Units outstanding at beginning of year	326,853	5,628,932	540,708	663,915	375,321
Contract purchase payments	—	6,572	56	1,855	206
Net transfers(1)	55,320	(143,306)	(8,828)	(10,328)	136
Contract terminations:
Surrender benefits and contract charges	(26,534)	(618,551)	(40,697)	(70,652)	(41,485)
Death benefits	(1,868)	(105,452)	(11,129)	(4,338)	(841)
Units outstanding at end of year	353,771	4,768,195	480,110	580,452	333,337

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Operations
Investment income (loss) — net	$(2,303)	$215	$(33,098)	$(2,086)	$581
Net realized gain (loss) on sales of investments	4,695	(16,832)	145,531	12,741	822
Distributions from capital gains	9,531	—	23,727	3,560	12,463
Net change in unrealized appreciation or depreciation of investments	42,321	285,632	426,119	53,327	(3,503)
Net increase (decrease) in net assets resulting from operations	54,244	269,015	562,279	67,542	10,363

Contract transactions
Contract purchase payments	162	1,860	14,180	178	19
Net transfers(1)	16,682	(26,083)	(207,982)	418	(1)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(4,897)	(24,099)	(411,803)	(28,924)	(3,970)
Death benefits	(3,741)	—	(33,808)	—	—
Increase (decrease) from contract transactions	8,206	(48,322)	(639,413)	(28,328)	(3,952)
Net assets at beginning of year	131,580	946,600	2,445,675	348,797	52,091
Net assets at end of year	$194,030	$1,167,293	$2,368,541	$388,011	$58,502

Accumulation unit activity
Units outstanding at beginning of year	143,778	1,044,798	1,927,845	128,164	44,667
Contract purchase payments	141	1,732	11,574	59	14
Net transfers(1)	13,332	(23,253)	(136,488)	23	—
Contract terminations:
Surrender benefits and contract charges	(4,489)	(22,419)	(263,838)	(10,120)	(3,137)
Death benefits	(3,972)	—	(24,995)	—	—
Units outstanding at end of year	148,790	1,000,858	1,514,098	118,126	41,544

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$37	$(5,123)	$(10,483)	$(3,269)	$(13,900)
Net realized gain (loss) on sales of investments	608	19,853	58,529	4,027	3,906
Distributions from capital gains	4,223	13,597	55,749	17,598	83,509
Net change in unrealized appreciation or depreciation of investments	15,617	46,612	182,228	67,225	300,008
Net increase (decrease) in net assets resulting from operations	20,485	74,939	286,023	85,581	373,523

Contract transactions
Contract purchase payments	13	269	23,441	715	—
Net transfers(1)	35	(885)	(86,330)	(7,438)	(2,657)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,883)	(46,330)	(128,125)	(1,692)	(160,044)
Death benefits	—	—	(7,988)	—	(42,224)
Increase (decrease) from contract transactions	(1,835)	(46,946)	(199,002)	(8,415)	(204,925)
Net assets at beginning of year	127,064	307,962	1,418,257	403,618	1,463,946
Net assets at end of year	$145,714	$335,955	$1,505,278	$480,784	$1,632,544

Accumulation unit activity
Units outstanding at beginning of year	71,963	102,471	820,343	234,367	1,437,049
Contract purchase payments	7	68	12,894	325	—
Net transfers(1)	8	(231)	(45,131)	(3,610)	(2,136)
Contract terminations:
Surrender benefits and contract charges	(982)	(13,967)	(68,337)	(840)	(134,099)
Death benefits	—	—	(4,121)	—	(33,850)
Units outstanding at end of year	70,996	88,341	715,648	230,242	1,266,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Operations
Investment income (loss) — net	$(8,151)	$(22,793)	$(2,165)	$1,145	$127,849
Net realized gain (loss) on sales of investments	17,686	28,505	22,457	7,340	505,256
Distributions from capital gains	10,427	34,850	79,690	2,643	455,012
Net change in unrealized appreciation or depreciation of investments	100,757	335,663	128,850	(1,138)	605,078
Net increase (decrease) in net assets resulting from operations	120,719	376,225	228,832	9,990	1,693,195

Contract transactions
Contract purchase payments	1,571	—	3,214	—	31,335
Net transfers(1)	(23,317)	(43,807)	(26,459)	429	(1,005)
Adjustments to net assets allocated to contracts in payment period	—	2,625	—	—	(5,568)
Contract terminations:
Surrender benefits and contract charges	(40,797)	(141,715)	(23,062)	(1,244)	(2,022,200)
Death benefits	(6,132)	(20,222)	(8,559)	(32,773)	(516,140)
Increase (decrease) from contract transactions	(68,675)	(203,119)	(54,866)	(33,588)	(2,513,578)
Net assets at beginning of year	516,653	1,651,194	1,076,494	91,452	17,426,376
Net assets at end of year	$568,697	$1,824,300	$1,250,460	$67,854	$16,605,993

Accumulation unit activity
Units outstanding at beginning of year	258,912	853,222	670,972	40,733	8,726,559
Contract purchase payments	615	—	1,757	—	15,324
Net transfers(1)	(11,903)	(20,233)	(14,880)	178	(11,800)
Contract terminations:
Surrender benefits and contract charges	(17,626)	(70,809)	(12,705)	(522)	(944,758)
Death benefits	(3,795)	(10,327)	(4,210)	(13,306)	(243,255)
Units outstanding at end of year	226,203	751,853	640,934	27,083	7,542,070

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Operations
Investment income (loss) — net	$102,774	$36,548	$2,644	$(2,681)	$800
Net realized gain (loss) on sales of investments	100,408	19,663	10,765	5,725	11,426
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	267,684	107,349	14,362	40,830	(3,733)
Net increase (decrease) in net assets resulting from operations	470,866	163,560	27,771	43,874	8,493

Contract transactions
Contract purchase payments	3,084	—	184	403	—
Net transfers(1)	(151,400)	(20,290)	5,523	98,928	5,697
Adjustments to net assets allocated to contracts in payment period	(2,081)	8,620	—	—	—
Contract terminations:
Surrender benefits and contract charges	(427,654)	(137,067)	(70,505)	(5,856)	(33,202)
Death benefits	(74,672)	(14,877)	(2,513)	(54,163)	—
Increase (decrease) from contract transactions	(652,723)	(163,614)	(67,311)	39,312	(27,505)
Net assets at beginning of year	3,775,428	1,328,797	394,324	86,395	516,506
Net assets at end of year	$3,593,571	$1,328,743	$354,784	$169,581	$497,494

Accumulation unit activity
Units outstanding at beginning of year	1,504,473	389,198	398,325	64,773	143,159
Contract purchase payments	971	—	96	262	—
Net transfers(1)	(60,410)	683	5,482	65,413	1,610
Contract terminations:
Surrender benefits and contract charges	(161,255)	(44,434)	(70,091)	(3,331)	(9,104)
Death benefits	(28,566)	(4,055)	(2,497)	(32,706)	—
Units outstanding at end of year	1,255,213	341,392	331,315	94,411	135,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(4,852)	$(8,512)	$(232,365)	$(7)	$(19,833)
Net realized gain (loss) on sales of investments	57,516	16,197	711,035	31	148,320
Distributions from capital gains	—	63,836	1,305,188	—	—
Net change in unrealized appreciation or depreciation of investments	(41,028)	89,452	1,385,350	375	770,254
Net increase (decrease) in net assets resulting from operations	11,636	160,973	3,169,208	399	898,741

Contract transactions
Contract purchase payments	2,364	162	15,101	—	11,620
Net transfers(1)	22,507	11,444	(754,938)	—	(28,611)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(114,386)	(90,146)	(1,967,487)	(74)	(336,694)
Death benefits	(46,927)	(2,630)	(471,537)	—	(100,342)
Increase (decrease) from contract transactions	(136,442)	(81,170)	(3,178,861)	(74)	(454,027)
Net assets at beginning of year	1,242,868	692,028	14,189,348	1,151	2,756,385
Net assets at end of year	$1,118,062	$771,831	$14,179,695	$1,476	$3,201,099

Accumulation unit activity
Units outstanding at beginning of year	485,539	296,964	8,050,801	397	1,247,283
Contract purchase payments	884	61	8,027	—	4,463
Net transfers(1)	8,535	4,039	(381,705)	—	(10,180)
Contract terminations:
Surrender benefits and contract charges	(43,445)	(35,266)	(981,790)	(19)	(130,133)
Death benefits	(17,744)	(983)	(235,814)	—	(32,602)
Units outstanding at end of year	433,769	264,815	6,459,519	378	1,078,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$1,056	$97,255	$(63)	$(20,698)	$37,304
Net realized gain (loss) on sales of investments	(738)	(66,569)	306	100,935	(9,276)
Distributions from capital gains	—	—	663	153,352	—
Net change in unrealized appreciation or depreciation of investments	5,310	1,011,481	4,686	105,919	131,295
Net increase (decrease) in net assets resulting from operations	5,628	1,042,167	5,592	339,508	159,323

Contract transactions
Contract purchase payments	210	55,523	—	7,215	853
Net transfers(1)	353	1,021,249	(852)	(9,955)	(40,532)
Adjustments to net assets allocated to contracts in payment period	—	(2,839)	—	(1,811)	—
Contract terminations:
Surrender benefits and contract charges	(7,288)	(3,129,318)	(64)	(270,490)	(322,694)
Death benefits	(692)	(547,991)	—	(30,636)	(47,281)
Increase (decrease) from contract transactions	(7,417)	(2,603,376)	(916)	(305,677)	(409,654)
Net assets at beginning of year	120,043	24,816,156	37,306	2,934,229	1,556,995
Net assets at end of year	$118,254	$23,254,947	$41,982	$2,968,060	$1,306,664

Accumulation unit activity
Units outstanding at beginning of year	57,017	14,944,561	20,236	948,174	1,261,106
Contract purchase payments	97	30,375	—	2,447	613
Net transfers(1)	164	611,498	(454)	1,810	(31,096)
Contract terminations:
Surrender benefits and contract charges	(3,364)	(1,853,823)	(30)	(81,972)	(246,284)
Death benefits	(317)	(325,015)	—	(8,322)	(35,100)
Units outstanding at end of year	53,597	13,407,596	19,752	862,137	949,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA(2)	Put VT Eq Inc, Cl IB(2)	Put VT Global Eq, Cl IA
Operations
Investment income (loss) — net	$31,614	$13,012	$(21,827)	$(20,391)	$603
Net realized gain (loss) on sales of investments	(28,971)	(13,248)	25,952	7,957	2,689
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	37,644	16,904	275,495	302,114	85,619
Net increase (decrease) in net assets resulting from operations	40,287	16,668	279,620	289,680	88,911

Contract transactions
Contract purchase payments	396	66	105	3,399	—
Net transfers(1)	1,765	(66)	2,566,606	2,527,383	—
Adjustments to net assets allocated to contracts in payment period	1,796	—	3,053	11,876	—
Contract terminations:
Surrender benefits and contract charges	(49,950)	(34,820)	(483,325)	(162,302)	(14,301)
Death benefits	(15,229)	(7,985)	(35,067)	(51,961)	—
Increase (decrease) from contract transactions	(61,222)	(42,805)	2,051,372	2,328,395	(14,301)
Net assets at beginning of year	708,573	319,590	—	—	336,764
Net assets at end of year	$687,638	$293,453	$2,330,992	$2,618,075	$411,374

Accumulation unit activity
Units outstanding at beginning of year	286,657	169,194	—	—	202,590
Contract purchase payments	156	34	100	2,870	—
Net transfers(1)	690	(33)	2,566,649	2,525,417	—
Contract terminations:
Surrender benefits and contract charges	(19,753)	(17,953)	(463,434)	(156,901)	(7,609)
Death benefits	(5,901)	(4,169)	(32,714)	(51,374)	—
Units outstanding at end of year	261,849	147,073	2,070,601	2,320,012	194,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 12, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(8,229)	$(3,558)	$(8,971)	$22,713	$7,117
Net realized gain (loss) on sales of investments	2,909	2,395	13,976	(11,001)	(3,175)
Distributions from capital gains	86,137	3,579	9,415	—	—
Net change in unrealized appreciation or depreciation of investments	43,863	69,251	159,744	15,459	4,464
Net increase (decrease) in net assets resulting from operations	124,680	71,667	174,164	27,171	8,406

Contract transactions
Contract purchase payments	—	—	18	180	30
Net transfers(1)	(53,848)	—	2,064	875	(29)
Adjustments to net assets allocated to contracts in payment period	—	424	—	(385)	—
Contract terminations:
Surrender benefits and contract charges	(41,710)	(21,532)	(93,892)	(27,072)	(21,791)
Death benefits	(3,663)	—	(289)	(14,592)	(734)
Increase (decrease) from contract transactions	(99,221)	(21,108)	(92,099)	(40,994)	(22,524)
Net assets at beginning of year	934,246	257,350	635,960	484,612	163,533
Net assets at end of year	$959,705	$307,909	$718,025	$470,789	$149,415

Accumulation unit activity
Units outstanding at beginning of year	388,123	255,932	632,196	153,540	71,341
Contract purchase payments	—	—	15	56	13
Net transfers(1)	(21,972)	—	1,771	263	(13)
Contract terminations:
Surrender benefits and contract charges	(15,092)	(19,812)	(80,823)	(8,324)	(9,239)
Death benefits	(1,261)	—	(240)	(4,426)	(311)
Units outstanding at end of year	349,798	236,120	552,919	141,109	61,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
Operations
Investment income (loss) — net	$1,360	$44,497	$(849)	$—	$(512)
Net realized gain (loss) on sales of investments	(512)	4,748	19,932	1	18,873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,052	1,054,824	68,146	38	(3,123)
Net increase (decrease) in net assets resulting from operations	1,900	1,104,069	87,229	39	15,238

Contract transactions
Contract purchase payments	—	13,145	191	—	—
Net transfers(1)	1,530	(33,195)	7,625	—	(1,753)
Adjustments to net assets allocated to contracts in payment period	—	3,903	—	—	—
Contract terminations:
Surrender benefits and contract charges	(7,448)	(460,912)	(52,534)	—	(38,826)
Death benefits	—	(84,356)	(13,436)	—	—
Increase (decrease) from contract transactions	(5,918)	(561,415)	(58,154)	—	(40,579)
Net assets at beginning of year	46,807	4,661,437	302,647	173	95,493
Net assets at end of year	$42,789	$5,204,091	$331,722	$212	$70,152

Accumulation unit activity
Units outstanding at beginning of year	26,673	4,215,037	318,594	—	45,851
Contract purchase payments	—	8,977	148	—	—
Net transfers(1)	774	(20,455)	7,296	—	(736)
Contract terminations:
Surrender benefits and contract charges	(4,319)	(402,398)	(51,715)	—	(17,970)
Death benefits	—	(76,903)	(13,065)	—	—
Units outstanding at end of year	23,128	3,724,258	261,258	—	27,145

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
Operations
Investment income (loss) — net	$(6,048)	$(10,141)	$(19,311)	$(6,418)	$(3,229)
Net realized gain (loss) on sales of investments	(966)	133,923	425,595	15,125	(9,056)
Distributions from capital gains	24,941	126,023	179,362	61,280	—
Net change in unrealized appreciation or depreciation of investments	20,518	191,549	72,284	(49,350)	30,586
Net increase (decrease) in net assets resulting from operations	38,445	441,354	657,930	20,637	18,301

Contract transactions
Contract purchase payments	1,260	1,119	2,504	66	283
Net transfers(1)	24,098	(4,853)	(39,490)	(132,923)	(11,299)
Adjustments to net assets allocated to contracts in payment period	—	(50)	5,674	—	—
Contract terminations:
Surrender benefits and contract charges	(48,873)	(276,511)	(274,376)	(39,259)	(68,513)
Death benefits	—	(23,170)	(705,313)	—	—
Increase (decrease) from contract transactions	(23,515)	(303,465)	(1,011,001)	(172,116)	(79,529)
Net assets at beginning of year	653,664	1,703,382	3,067,873	744,129	653,552
Net assets at end of year	$668,594	$1,841,271	$2,714,802	$592,650	$592,324

Accumulation unit activity
Units outstanding at beginning of year	321,556	467,082	1,597,297	215,714	141,777
Contract purchase payments	490	271	1,169	21	60
Net transfers(1)	11,467	(958)	(11,626)	(39,938)	(2,642)
Contract terminations:
Surrender benefits and contract charges	(23,066)	(66,070)	(133,603)	(11,507)	(15,557)
Death benefits	—	(5,130)	(350,280)	—	—
Units outstanding at end of year	310,447	395,195	1,102,957	164,290	123,638

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
Operations
Investment income (loss) — net	$(1,324)	$63,068	$(215,834)	$973	$(2,996)
Net realized gain (loss) on sales of investments	(7,113)	58,389	(10,829)	26,630	7,412
Distributions from capital gains	—	—	41,128	—	—
Net change in unrealized appreciation or depreciation of investments	108,368	575,946	249,554	160,427	44,085
Net increase (decrease) in net assets resulting from operations	99,931	697,403	64,019	188,030	48,501

Contract transactions
Contract purchase payments	630	5,706	20,806	—	447
Net transfers(1)	156,592	(50,871)	667,777	(5,198)	(2,202)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,631)	—	—
Contract terminations:
Surrender benefits and contract charges	(38,123)	(627,368)	(1,886,144)	(76,101)	(120,367)
Death benefits	(4,545)	(122,251)	(328,580)	(106,982)	—
Increase (decrease) from contract transactions	114,554	(794,784)	(1,527,772)	(188,281)	(122,122)
Net assets at beginning of year	265,554	4,948,679	13,634,738	1,230,944	449,884
Net assets at end of year	$480,039	$4,851,298	$12,170,985	$1,230,693	$376,263

Accumulation unit activity
Units outstanding at beginning of year	129,972	3,193,490	7,095,475	872,872	162,825
Contract purchase payments	258	3,409	10,459	—	152
Net transfers(1)	57,295	(45,404)	343,345	(3,986)	(737)
Contract terminations:
Surrender benefits and contract charges	(16,989)	(364,724)	(965,732)	(49,339)	(39,956)
Death benefits	(1,645)	(71,944)	(168,746)	(68,684)	—
Units outstanding at end of year	168,891	2,714,827	6,314,801	750,863	122,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)
Operations
Investment income (loss) — net	$(365,440)	$(2,056,165)	$(371,193)	$(1,624,730)	$—
Net realized gain (loss) on sales of investments	2,180,477	16,067,300	1,166,354	6,114,622	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,842,430	7,964,549	678,845	1,362,126	14
Net increase (decrease) in net assets resulting from operations	4,657,467	21,975,684	1,474,006	5,852,018	14

Contract transactions
Contract purchase payments	5,689	14,002	46	260,238	400
Net transfers(1)	(3,132,500)	(9,058,308)	111,591	2,344,787	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,965,027)	(24,195,336)	(6,733,762)	(26,436,061)	—
Death benefits	(111,785)	(1,371,696)	(611,527)	(4,108,316)	—
Increase (decrease) from contract transactions	(5,203,623)	(34,611,338)	(7,233,652)	(27,939,352)	400
Net assets at beginning of year	29,165,628	144,717,797	27,342,749	116,006,803	—
Net assets at end of year	$28,619,472	$132,082,143	$21,583,103	$93,919,469	$414

Accumulation unit activity
Units outstanding at beginning of year	19,058,585	95,825,700	23,289,706	99,468,802	—
Contract purchase payments	3,255	8,545	—	218,184	—
Net transfers(1)	(1,884,752)	(5,534,797)	107,482	1,911,368	—
Contract terminations:
Surrender benefits and contract charges	(1,185,705)	(14,890,205)	(5,527,616)	(21,946,695)	—
Death benefits	(68,720)	(834,201)	(508,868)	(3,481,096)	—
Units outstanding at end of year	15,922,663	74,575,042	17,360,704	76,170,563	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(256,104)	$(879,354)	$(1,968,437)	$(4,763,446)
Net realized gain (loss) on sales of investments	—	381,350	961,673	1,837,164	4,692,748
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18	885,438	5,120,415	19,771,090	36,298,097
Net increase (decrease) in net assets resulting from operations	18	1,010,684	5,202,734	19,639,817	36,227,399

Contract transactions
Contract purchase payments	400	49	606	73,771	27,948
Net transfers(1)	—	1,924,094	616,975	5,772,546	9,054,695
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	—	(4,962,195)	(9,560,693)	(15,287,534)	(39,252,564)
Death benefits	—	(1,047,088)	(637,347)	(1,186,821)	(3,426,679)
Increase (decrease) from contract transactions	400	(4,085,140)	(9,580,459)	(10,628,038)	(33,596,600)
Net assets at beginning of year	—	19,402,204	59,346,288	130,860,917	301,992,713
Net assets at end of year	$418	$16,327,748	$54,968,563	$139,872,696	$304,623,512

Accumulation unit activity
Units outstanding at beginning of year	—	19,111,572	58,077,665	126,833,845	293,690,381
Contract purchase payments	—	—	537	67,217	26,228
Net transfers(1)	—	1,809,655	547,518	5,163,845	8,338,787
Contract terminations:
Surrender benefits and contract charges	—	(4,771,940)	(8,910,092)	(13,925,113)	(35,922,131)
Death benefits	—	(1,005,137)	(586,455)	(1,078,093)	(3,102,778)
Units outstanding at end of year	—	15,144,150	49,129,173	117,061,701	263,030,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,518,867)	$(17,622,810)	$(1,750,088)	$(6,040,670)	$(681,247)
Net realized gain (loss) on sales of investments	17,421,586	74,077,262	13,159,097	46,366,110	2,495,517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,053,289	70,980,969	6,295,485	14,382,807	2,260,695
Net increase (decrease) in net assets resulting from operations	37,956,008	127,435,421	17,704,494	54,708,247	4,074,965

Contract transactions
Contract purchase payments	78,890	1,307,730	28,394	274,848	23,270
Net transfers(1)	11,357,116	10,114,434	(8,100,057)	(22,928,358)	98,514
Adjustments to net assets allocated to contracts in payment period	(4,824)	(46,326)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(48,885,356)	(171,819,306)	(22,800,372)	(79,159,106)	(7,057,938)
Death benefits	(1,976,512)	(21,894,233)	(515,382)	(6,002,830)	(398,778)
Increase (decrease) from contract transactions	(39,430,686)	(182,337,701)	(31,387,417)	(107,815,446)	(7,334,932)
Net assets at beginning of year	335,429,308	1,195,458,314	132,400,510	431,224,166	50,875,078
Net assets at end of year	$333,954,630	$1,140,556,034	$118,717,587	$378,116,967	$47,615,111

Accumulation unit activity
Units outstanding at beginning of year	245,979,284	886,453,946	91,773,814	301,744,676	40,143,773
Contract purchase payments	55,178	942,950	19,012	182,016	17,594
Net transfers(1)	7,862,120	7,060,815	(5,232,598)	(14,868,178)	42,980
Contract terminations:
Surrender benefits and contract charges	(33,494,574)	(120,583,830)	(14,423,711)	(52,129,176)	(5,271,573)
Death benefits	(1,347,322)	(15,436,956)	(333,332)	(3,962,912)	(294,390)
Units outstanding at end of year	219,054,686	758,436,925	71,803,185	230,966,426	34,638,384

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(2,246,842)	$(258,113)	$(6,090)	$(30,112)	$(16,008)
Net realized gain (loss) on sales of investments	9,147,446	1,596,719	1,066	55,612	20,565
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,950,066	(542,164)	40,863	405,958	155,045
Net increase (decrease) in net assets resulting from operations	11,850,670	796,442	35,839	431,458	159,602

Contract transactions
Contract purchase payments	20,525	11,111	200	170	180
Net transfers(1)	(763,668)	319,978	507,239	1,201,012	988,756
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(23,613,725)	(2,304,963)	(30,346)	(312,554)	(314,868)
Death benefits	(3,312,391)	(417,378)	—	—	—
Increase (decrease) from contract transactions	(27,669,259)	(2,391,252)	477,093	888,628	674,068
Net assets at beginning of year	157,745,243	16,814,796	202	1,518,461	574,558
Net assets at end of year	$141,926,654	$15,219,986	$513,134	$2,838,547	$1,408,228

Accumulation unit activity
Units outstanding at beginning of year	125,410,025	6,791,909	—	1,469,574	563,614
Contract purchase payments	16,130	4,432	—	—	—
Net transfers(1)	(677,780)	138,734	491,887	1,159,883	941,572
Contract terminations:
Surrender benefits and contract charges	(18,013,346)	(927,306)	(28,711)	(285,177)	(291,084)
Death benefits	(2,531,314)	(176,588)	—	—	—
Units outstanding at end of year	104,203,715	5,831,181	463,176	2,344,280	1,214,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(45,984)	$(164,806)	$(45,234)	$2,900	$79,364
Net realized gain (loss) on sales of investments	(93,671)	(256,612)	283,159	(6,229)	(80,540)
Distributions from capital gains	66,681	1,572,143	279,621	—	—
Net change in unrealized appreciation or depreciation of investments	2,533,313	462,707	164,114	37,326	1,255,836
Net increase (decrease) in net assets resulting from operations	2,460,339	1,613,432	681,660	33,997	1,254,660

Contract transactions
Contract purchase payments	7,035	6,632	863	—	12,426
Net transfers(1)	(703,060)	(721,002)	2,319	(5,021)	(276,723)
Adjustments to net assets allocated to contracts in payment period	(203)	—	—	—	(1,285)
Contract terminations:
Surrender benefits and contract charges	(1,311,406)	(1,292,745)	(655,238)	(24,307)	(893,806)
Death benefits	(249,387)	(265,949)	(144,293)	—	(119,395)
Increase (decrease) from contract transactions	(2,257,021)	(2,273,064)	(796,349)	(29,328)	(1,278,783)
Net assets at beginning of year	8,886,515	10,274,691	6,819,943	165,238	6,103,000
Net assets at end of year	$9,089,833	$9,615,059	$6,705,254	$169,907	$6,078,877

Accumulation unit activity
Units outstanding at beginning of year	3,967,656	4,331,917	3,660,965	100,819	3,614,079
Contract purchase payments	2,766	2,621	451	—	6,573
Net transfers(1)	(257,773)	(280,354)	1,423	(2,712)	(151,187)
Contract terminations:
Surrender benefits and contract charges	(506,933)	(505,824)	(338,387)	(14,134)	(472,814)
Death benefits	(95,820)	(107,462)	(72,565)	—	(69,905)
Units outstanding at end of year	3,109,896	3,440,898	3,251,887	83,973	2,926,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(10,853)	$(316,293)	$(2,129)	$(37,185)	$(66,542)
Net realized gain (loss) on sales of investments	45,442	751,865	11,692	456,855	160,101
Distributions from capital gains	30,437	631,925	43,272	448,330	130,637
Net change in unrealized appreciation or depreciation of investments	227,205	4,861,494	42,265	103,099	739,389
Net increase (decrease) in net assets resulting from operations	292,231	5,928,991	95,100	971,099	963,585

Contract transactions
Contract purchase payments	—	37,460	—	13,560	28,542
Net transfers(1)	(1,541)	(1,506,644)	(1,153)	(95,208)	(244,188)
Adjustments to net assets allocated to contracts in payment period	1	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(132,803)	(2,451,682)	(23,063)	(850,405)	(585,892)
Death benefits	(75,386)	(624,707)	(16,031)	(591,899)	(96,299)
Increase (decrease) from contract transactions	(209,729)	(4,545,573)	(40,247)	(1,523,952)	(897,837)
Net assets at beginning of year	977,773	20,064,237	520,281	6,003,469	4,412,563
Net assets at end of year	$1,060,275	$21,447,655	$575,134	$5,450,616	$4,478,311

Accumulation unit activity
Units outstanding at beginning of year	582,917	7,456,757	288,556	3,381,726	3,806,878
Contract purchase payments	—	13,598	—	6,876	27,501
Net transfers(1)	(842)	(486,873)	(659)	(48,846)	(195,139)
Contract terminations:
Surrender benefits and contract charges	(70,573)	(771,059)	(11,783)	(438,152)	(427,012)
Death benefits	(37,430)	(201,216)	(8,365)	(319,473)	(65,810)
Units outstanding at end of year	474,072	6,011,207	267,749	2,582,131	3,146,418

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
Operations
Investment income (loss) — net	$1,500	$(14,679)	$(32,220)	$14,557	$(104,985)
Net realized gain (loss) on sales of investments	(8,021)	42,546	297,374	(17,385)	(551,783)
Distributions from capital gains	21,353	—	381,606	12,047	—
Net change in unrealized appreciation or depreciation of investments	(7,843)	(55,335)	(73,942)	4,636	197,243
Net increase (decrease) in net assets resulting from operations	6,989	(27,468)	572,818	13,855	(459,525)

Contract transactions
Contract purchase payments	75	609	10,496	639	23,172
Net transfers(1)	(55,819)	(7,324)	(35,902)	402,911	699,309
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,078)
Contract terminations:
Surrender benefits and contract charges	(28,552)	(114,472)	(765,070)	(89,548)	(2,598,937)
Death benefits	—	(7,810)	(95,571)	(91,246)	(229,603)
Increase (decrease) from contract transactions	(84,296)	(128,997)	(886,047)	222,756	(2,108,137)
Net assets at beginning of year	400,720	1,143,852	6,680,197	661,515	18,775,577
Net assets at end of year	$323,413	$987,387	$6,366,968	$898,126	$16,207,915

Accumulation unit activity
Units outstanding at beginning of year	278,975	1,525,765	3,651,533	401,235	16,083,750
Contract purchase payments	—	534	5,933	365	21,667
Net transfers(1)	(41,131)	(2,213)	(25,124)	229,618	637,057
Contract terminations:
Surrender benefits and contract charges	(19,656)	(149,156)	(405,006)	(54,679)	(2,316,654)
Death benefits	—	(12,947)	(55,613)	(57,564)	(204,400)
Units outstanding at end of year	218,188	1,361,983	3,171,723	518,975	14,221,420

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$(40,676)	$3,073	$40,360	$(414)	$30
Net realized gain (loss) on sales of investments	198,850	17,266	(349,215)	(2,930)	519
Distributions from capital gains	355,622	6,553	208,243	—	8,410
Net change in unrealized appreciation or depreciation of investments	(501,109)	9,186	876,628	(4,694)	35,004
Net increase (decrease) in net assets resulting from operations	12,687	36,078	776,016	(8,038)	43,963

Contract transactions
Contract purchase payments	6,579	24	13,726	—	—
Net transfers(1)	55,484	(3)	(644,056)	(53,011)	130,642
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(319,142)	(56,383)	(3,974,913)	(165)	(2,485)
Death benefits	(91,150)	(34,278)	(545,510)	—	—
Increase (decrease) from contract transactions	(348,229)	(90,640)	(5,150,753)	(53,176)	128,157
Net assets at beginning of year	3,235,981	345,850	29,793,172	143,796	163,434
Net assets at end of year	$2,900,439	$291,288	$25,418,435	$82,582	$335,554

Accumulation unit activity
Units outstanding at beginning of year	2,587,478	167,304	23,920,448	111,748	101,958
Contract purchase payments	5,802	11	9,224	—	—
Net transfers(1)	63,750	(1)	(530,639)	(43,129)	74,417
Contract terminations:
Surrender benefits and contract charges	(219,425)	(25,881)	(3,083,486)	(113)	(1,378)
Death benefits	(84,891)	(15,509)	(423,463)	—	—
Units outstanding at end of year	2,352,714	125,924	19,892,084	68,506	174,997

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
Operations
Investment income (loss) — net	$(160,818)	$1,291	$43	$(2,230)	$756
Net realized gain (loss) on sales of investments	730,947	50,883	9,381	(8,047)	1,476
Distributions from capital gains	469,644	—	—	5,459	792
Net change in unrealized appreciation or depreciation of investments	(789,093)	18,439	24,255	5,835	(432)
Net increase (decrease) in net assets resulting from operations	250,680	70,613	33,679	1,017	2,592

Contract transactions
Contract purchase payments	29,028	24	330	75	300
Net transfers(1)	(116,328)	(12)	(29,525)	18,072	(571)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,837,151)	(77,214)	(16,982)	(45,028)	(13,978)
Death benefits	(101,520)	(87,309)	—	—	—
Increase (decrease) from contract transactions	(2,025,971)	(164,511)	(46,177)	(26,881)	(14,249)
Net assets at beginning of year	12,147,197	458,526	231,268	181,845	69,033
Net assets at end of year	$10,371,906	$364,628	$218,770	$155,981	$57,376

Accumulation unit activity
Units outstanding at beginning of year	6,947,902	156,011	133,093	106,495	31,448
Contract purchase payments	18,447	8	95	—	135
Net transfers(1)	(61,438)	(3)	(18,454)	7,430	(264)
Contract terminations:
Surrender benefits and contract charges	(1,068,319)	(24,709)	(9,213)	(28,017)	(6,203)
Death benefits	(59,108)	(26,872)	—	—	—
Units outstanding at end of year	5,777,484	104,435	105,521	85,908	25,116

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(41,739)	$(320,783)	$(509,621)	$(173,367)	$(476,655)
Net realized gain (loss) on sales of investments	108,173	1,778,317	3,040,091	11,088	353
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,379	(231,264)	924,454	612,647	(351)
Net increase (decrease) in net assets resulting from operations	142,813	1,226,270	3,454,924	450,368	(476,653)

Contract transactions
Contract purchase payments	2,054	10,368	56,150	17,352	19,884
Net transfers(1)	27,375	(425,246)	(2,319,733)	(522,617)	28,892,595
Adjustments to net assets allocated to contracts in payment period	(824)	(516)	(2,326)	—	(3,259)
Contract terminations:
Surrender benefits and contract charges	(188,549)	(2,577,575)	(4,668,066)	(1,737,828)	(7,272,876)
Death benefits	(62,890)	(508,071)	(360,320)	(131,713)	(839,428)
Increase (decrease) from contract transactions	(222,834)	(3,501,040)	(7,294,295)	(2,374,806)	20,796,916
Net assets at beginning of year	3,023,874	22,454,764	33,707,857	12,054,532	17,123,694
Net assets at end of year	$2,943,853	$20,179,994	$29,868,486	$10,130,094	$37,443,957

Accumulation unit activity
Units outstanding at beginning of year	1,445,581	15,043,726	16,218,716	6,274,740	17,014,184
Contract purchase payments	997	6,862	30,297	9,815	20,461
Net transfers(1)	17,461	(286,321)	(1,102,751)	(230,654)	29,473,082
Contract terminations:
Surrender benefits and contract charges	(89,066)	(1,684,640)	(2,136,826)	(889,934)	(7,522,674)
Death benefits	(19,376)	(326,243)	(163,496)	(66,453)	(823,681)
Units outstanding at end of year	1,355,597	12,753,384	12,845,940	5,097,514	38,161,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
Operations
Investment income (loss) — net	$314,825	$24,213	$689,058	$18,344	$(3,665)
Net realized gain (loss) on sales of investments	(9,374)	(3,341)	(190,903)	(55,468)	8,474
Distributions from capital gains	—	11,402	331,146	8,859	—
Net change in unrealized appreciation or depreciation of investments	393,934	(9,581)	(427,094)	494,737	(6,137)
Net increase (decrease) in net assets resulting from operations	699,385	22,693	402,207	466,472	(1,328)

Contract transactions
Contract purchase payments	4,249	—	2,541	67,977	—
Net transfers(1)	(298,329)	(564)	5,371,633	164,420	(713)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(807)	—
Contract terminations:
Surrender benefits and contract charges	(1,351,019)	(14,154)	(971,211)	(2,458,479)	(9,628)
Death benefits	(189,353)	—	(166,476)	(246,244)	(8,078)
Increase (decrease) from contract transactions	(1,834,452)	(14,718)	4,236,487	(2,473,133)	(18,419)
Net assets at beginning of year	7,994,247	241,846	2,273,744	15,703,305	330,574
Net assets at end of year	$6,859,180	$249,821	$6,912,438	$13,696,644	$310,827

Accumulation unit activity
Units outstanding at beginning of year	4,175,421	268,715	1,290,142	10,587,333	201,034
Contract purchase payments	2,056	—	1,363	38,566	—
Net transfers(1)	(158,158)	(585)	2,883,879	101,654	(458)
Contract terminations:
Surrender benefits and contract charges	(664,864)	(14,790)	(517,945)	(1,650,066)	(6,066)
Death benefits	(94,022)	—	(87,582)	(151,023)	(5,528)
Units outstanding at end of year	3,260,433	253,340	3,569,857	8,926,464	188,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$(13,912)	$(111,854)	$(33,204)	$(2,174)	$770
Net realized gain (loss) on sales of investments	49,268	1,093,344	161,784	37,021	(26,979)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(40,447)	(195,058)	(119,292)	(21,191)	(35,728)
Net increase (decrease) in net assets resulting from operations	(5,091)	786,432	9,288	13,656	(61,937)

Contract transactions
Contract purchase payments	72	9,537	1,508	—	292
Net transfers(1)	93,275	(8,221)	22,658	(1,506)	98,786
Adjustments to net assets allocated to contracts in payment period	—	—	(354)	—	(332)
Contract terminations:
Surrender benefits and contract charges	(139,191)	(1,655,903)	(251,315)	(9,051)	(55,888)
Death benefits	(743)	(37,525)	(69,449)	(82,366)	(26,329)
Increase (decrease) from contract transactions	(46,587)	(1,692,112)	(296,952)	(92,923)	16,529
Net assets at beginning of year	935,002	8,960,392	2,381,245	202,146	449,026
Net assets at end of year	$883,324	$8,054,712	$2,093,581	$122,879	$403,618

Accumulation unit activity
Units outstanding at beginning of year	723,838	5,152,951	1,105,946	151,957	246,231
Contract purchase payments	51	6,448	681	—	128
Net transfers(1)	40,454	8,905	12,318	(1,019)	61,388
Contract terminations:
Surrender benefits and contract charges	(86,038)	(832,192)	(118,515)	(6,874)	(39,079)
Death benefits	(413)	(25,086)	(32,334)	(63,036)	(15,558)
Units outstanding at end of year	677,892	4,311,026	968,096	81,028	253,110

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$(2,085)	$(13,953)	$(18,978)	$(873)	$6,032
Net realized gain (loss) on sales of investments	6,738	47,364	45,850	1,797	1,487
Distributions from capital gains	—	—	142,954	14,273	2,718
Net change in unrealized appreciation or depreciation of investments	14,037	90,051	234,126	(7,637)	(3,611)
Net increase (decrease) in net assets resulting from operations	18,690	123,462	403,952	7,560	6,626

Contract transactions
Contract purchase payments	85	1	1,573	—	—
Net transfers(1)	(103)	97,443	(290,770)	(119)	(38,185)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(21,428)	(72,077)	(261,563)	(3,886)	(56,374)
Death benefits	—	(28,470)	(35,696)	—	(14,572)
Increase (decrease) from contract transactions	(21,446)	(3,103)	(586,456)	(4,005)	(109,131)
Net assets at beginning of year	131,006	979,901	1,629,101	69,957	385,532
Net assets at end of year	$128,250	$1,100,260	$1,446,597	$73,512	$283,027

Accumulation unit activity
Units outstanding at beginning of year	73,862	441,685	941,956	26,396	381,057
Contract purchase payments	—	—	769	—	—
Net transfers(1)	(44)	44,131	(149,514)	(15)	(36,795)
Contract terminations:
Surrender benefits and contract charges	(12,437)	(30,850)	(143,556)	(1,473)	(54,256)
Death benefits	—	(13,780)	(19,232)	—	(13,988)
Units outstanding at end of year	61,381	441,186	630,423	24,908	276,018

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1(2)	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$140,859	$(1,053)	$(60,057)	$(23,503)	$(29,163)
Net realized gain (loss) on sales of investments	41,489	(11,912)	(485,820)	28,426	266,191
Distributions from capital gains	82,972	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(137,633)	19,617	784,734	99,874	(103,869)
Net increase (decrease) in net assets resulting from operations	127,687	6,652	238,857	104,797	133,159

Contract transactions
Contract purchase payments	9,576	75	3,793	1,589	1,571
Net transfers(1)	460,382	17,295	(182,809)	2,249,154	(221,024)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,296)	—	—
Contract terminations:
Surrender benefits and contract charges	(1,227,442)	(10,623)	(664,895)	(384,988)	(318,094)
Death benefits	(332,529)	—	(70,632)	(13,693)	(44,320)
Increase (decrease) from contract transactions	(1,090,013)	6,747	(915,839)	1,852,062	(581,867)
Net assets at beginning of year	11,258,002	61,853	3,967,308	—	2,069,494
Net assets at end of year	$10,295,676	$75,252	$3,290,326	$1,956,859	$1,620,786

Accumulation unit activity
Units outstanding at beginning of year	9,474,659	142,460	3,167,629	—	1,722,170
Contract purchase payments	7,770	—	3,034	1,412	1,269
Net transfers(1)	369,900	36,732	(142,712)	2,234,862	(177,864)
Contract terminations:
Surrender benefits and contract charges	(1,029,664)	(23,376)	(507,826)	(363,590)	(257,223)
Death benefits	(274,069)	—	(55,628)	(13,090)	(36,925)
Units outstanding at end of year	8,548,596	155,816	2,464,497	1,859,594	1,251,427

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$(1,041)	$(637)	$(71,461)	$(257)	$(156)
Net realized gain (loss) on sales of investments	2,788	(8,870)	333,522	7,468	7,515
Distributions from capital gains	—	13,201	233,517	40,768	22,383
Net change in unrealized appreciation or depreciation of investments	8,146	14,644	(382,553)	(15,867)	(21,941)
Net increase (decrease) in net assets resulting from operations	9,893	18,338	113,025	32,112	7,801

Contract transactions
Contract purchase payments	—	75	6,695	—	375
Net transfers(1)	(2)	(90,283)	(116,535)	(47,695)	(103)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(5,732)	(785)	(646,548)	(64,302)	(38,444)
Death benefits	(1,128)	—	(38,739)	—	(17,186)
Increase (decrease) from contract transactions	(6,862)	(90,993)	(795,127)	(111,997)	(55,358)
Net assets at beginning of year	59,431	183,512	4,699,591	462,597	167,803
Net assets at end of year	$62,462	$110,857	$4,017,489	$382,712	$120,246

Accumulation unit activity
Units outstanding at beginning of year	29,465	99,837	2,348,871	408,622	97,623
Contract purchase payments	—	—	3,723	—	—
Net transfers(1)	—	(52,941)	(52,276)	(41,435)	—
Contract terminations:
Surrender benefits and contract charges	(2,825)	(387)	(325,141)	(52,891)	(22,311)
Death benefits	(493)	—	(19,485)	—	(9,723)
Units outstanding at end of year	26,147	46,509	1,955,692	314,296	65,589

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(982)	$(218)	$29,645	$58	$(259)
Net realized gain (loss) on sales of investments	(5,654)	(2,646)	(18,216)	910	842
Distributions from capital gains	—	—	—	5,483	2,107
Net change in unrealized appreciation or depreciation of investments	(4,617)	1,693	100,028	6,445	1,909
Net increase (decrease) in net assets resulting from operations	(11,253)	(1,171)	111,457	12,896	4,599

Contract transactions
Contract purchase payments	75	—	2,180	—	—
Net transfers(1)	(45,994)	57,663	216,297	1,393	2,844
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(7,078)	(4,904)	(522,724)	(4,784)	(5,384)
Death benefits	—	—	(29,784)	—	—
Increase (decrease) from contract transactions	(52,997)	52,759	(334,031)	(3,391)	(2,540)
Net assets at beginning of year	165,230	48,787	1,798,514	223,069	84,293
Net assets at end of year	$100,980	$100,375	$1,575,940	$232,574	$86,352

Accumulation unit activity
Units outstanding at beginning of year	180,826	44,082	1,593,689	124,691	45,919
Contract purchase payments	—	—	1,853	—	—
Net transfers(1)	(56,281)	71,890	195,613	771	1,529
Contract terminations:
Surrender benefits and contract charges	(8,015)	(4,600)	(460,000)	(2,623)	(2,888)
Death benefits	—	—	(26,176)	—	—
Units outstanding at end of year	116,530	111,372	1,304,979	122,839	44,560

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(16,166)	$(554,416)	$(3,572)	$1,831	$58
Net realized gain (loss) on sales of investments	92,051	1,321,959	7,626	18,214	332
Distributions from capital gains	244,320	4,804,233	19,322	80,132	4,024
Net change in unrealized appreciation or depreciation of investments	(149,389)	(2,425,846)	(8,132)	78,895	4,787
Net increase (decrease) in net assets resulting from operations	170,816	3,145,930	15,244	179,072	9,201

Contract transactions
Contract purchase payments	50,442	62,908	1,296	557	—
Net transfers(1)	34,109	(1,426,923)	158,693	(1,552)	(18)
Adjustments to net assets allocated to contracts in payment period	—	(5,844)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(341,908)	(7,660,608)	(20,543)	(66,748)	(335)
Death benefits	(130,579)	(698,930)	—	(9,904)	—
Increase (decrease) from contract transactions	(387,936)	(9,729,397)	139,446	(77,647)	(353)
Net assets at beginning of year	3,143,770	61,257,824	488,415	1,337,263	65,810
Net assets at end of year	$2,926,650	$54,674,357	$643,105	$1,438,688	$74,658

Accumulation unit activity
Units outstanding at beginning of year	1,421,643	25,227,340	209,648	841,947	37,170
Contract purchase payments	21,578	31,406	589	339	—
Net transfers(1)	15,987	(596,474)	69,694	(1,214)	(10)
Contract terminations:
Surrender benefits and contract charges	(152,198)	(3,188,695)	(9,009)	(41,298)	(193)
Death benefits	(64,331)	(281,911)	—	(7,127)	—
Units outstanding at end of year	1,242,679	21,191,666	270,922	792,647	36,967

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(893)	$(19,981)	$44,327	$11,984	$57,074
Net realized gain (loss) on sales of investments	19,366	82,124	(7,805)	(7,723)	39,330
Distributions from capital gains	8,936	152,511	—	—	7,797
Net change in unrealized appreciation or depreciation of investments	(27,064)	(232,475)	97,513	34,180	337,195
Net increase (decrease) in net assets resulting from operations	345	(17,821)	134,035	38,441	441,396

Contract transactions
Contract purchase payments	—	926	120	—	8,067
Net transfers(1)	1,525	23,470	(7,128)	17,363	(144,443)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(57,205)	(184,740)	(48,949)	(58,446)	(2,539,644)
Death benefits	—	—	(1,963)	—	(347,069)
Increase (decrease) from contract transactions	(55,680)	(160,344)	(57,920)	(41,083)	(3,023,089)
Net assets at beginning of year	96,469	1,632,193	1,073,401	326,981	16,381,616
Net assets at end of year	$41,134	$1,454,028	$1,149,516	$324,339	$13,799,923

Accumulation unit activity
Units outstanding at beginning of year	63,912	825,580	709,064	177,081	12,486,374
Contract purchase payments	—	350	73	—	5,944
Net transfers(1)	1,051	12,693	(4,496)	8,906	(116,089)
Contract terminations:
Surrender benefits and contract charges	(37,560)	(97,873)	(30,133)	(30,198)	(1,867,995)
Death benefits	—	—	(1,306)	—	(255,274)
Units outstanding at end of year	27,403	740,750	673,202	155,789	10,252,960

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(61,511)	$(200,279)	$(521)	$(25,762)	$(5,033)
Net realized gain (loss) on sales of investments	129,844	129,376	(1,262)	81,321	(49,913)
Distributions from capital gains	423,599	1,131,401	493	10,252	—
Net change in unrealized appreciation or depreciation of investments	180,253	583,468	(22,239)	(505,901)	32,930
Net increase (decrease) in net assets resulting from operations	672,185	1,643,966	(23,529)	(440,090)	(22,016)

Contract transactions
Contract purchase payments	612	22,546	265	1,409	1,333
Net transfers(1)	(55,710)	(485,033)	10,063	353,469	128,086
Adjustments to net assets allocated to contracts in payment period	—	—	(141)	—	—
Contract terminations:
Surrender benefits and contract charges	(682,099)	(2,189,370)	(36,127)	(827,564)	(359,095)
Death benefits	(136,573)	(172,140)	—	(150,987)	(81,418)
Increase (decrease) from contract transactions	(873,770)	(2,823,997)	(25,940)	(623,673)	(311,094)
Net assets at beginning of year	7,011,412	18,434,054	327,499	6,834,802	2,682,103
Net assets at end of year	$6,809,827	$17,254,023	$278,030	$5,771,039	$2,348,993

Accumulation unit activity
Units outstanding at beginning of year	1,780,784	6,192,825	259,410	4,128,658	1,149,336
Contract purchase payments	124	8,938	211	756	516
Net transfers(1)	(10,514)	(164,182)	10,054	225,558	47,046
Contract terminations:
Surrender benefits and contract charges	(165,277)	(740,766)	(36,732)	(516,374)	(157,914)
Death benefits	(34,637)	(56,689)	—	(99,457)	(35,426)
Units outstanding at end of year	1,570,480	5,240,126	232,943	3,739,141	1,003,558

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$272,354	$179,549	$(1,582)	$(20,246)	$(73,163)
Net realized gain (loss) on sales of investments	(94,388)	588,925	14,415	75,118	(168,266)
Distributions from capital gains	—	2,362,654	59,477	587,219	666,999
Net change in unrealized appreciation or depreciation of investments	699,756	743,088	(6,530)	357,245	(292,299)
Net increase (decrease) in net assets resulting from operations	877,722	3,874,216	65,780	999,336	133,271

Contract transactions
Contract purchase payments	12,429	108,550	300	3,110	2,451
Net transfers(1)	(267,317)	(321,178)	5,694	10,162	36,115
Adjustments to net assets allocated to contracts in payment period	(3,077)	(5,404)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,435,786)	(2,649,428)	(63,767)	(354,063)	(628,727)
Death benefits	(649,338)	(500,451)	—	(22,299)	(76,466)
Increase (decrease) from contract transactions	(2,343,089)	(3,367,911)	(57,773)	(363,090)	(666,627)
Net assets at beginning of year	9,075,568	29,265,837	476,019	3,633,390	6,060,843
Net assets at end of year	$7,610,201	$29,772,142	$484,026	$4,269,636	$5,527,487

Accumulation unit activity
Units outstanding at beginning of year	4,733,101	13,766,125	268,684	1,450,609	4,475,319
Contract purchase payments	6,046	48,592	—	1,237	2,319
Net transfers(1)	(141,048)	(135,354)	5,329	24,037	(4,236)
Contract terminations:
Surrender benefits and contract charges	(720,793)	(1,215,830)	(31,597)	(134,068)	(470,348)
Death benefits	(384,620)	(229,562)	—	(9,317)	(62,958)
Units outstanding at end of year	3,492,686	12,233,971	242,416	1,332,498	3,940,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$314	$(55,415)	$(1,560)	$(2,023)	$(46,566)
Net realized gain (loss) on sales of investments	(616)	28,868	14,535	55,946	157,537
Distributions from capital gains	—	8,248	14	91,204	294,643
Net change in unrealized appreciation or depreciation of investments	(2,414)	1,779,523	(17,190)	85,399	(397,324)
Net increase (decrease) in net assets resulting from operations	(2,716)	1,761,224	(4,201)	230,526	8,290

Contract transactions
Contract purchase payments	—	19,072	260	78	25,966
Net transfers(1)	2,828	(674,864)	(379)	247,185	(58,483)
Adjustments to net assets allocated to contracts in payment period	—	(1,322)	—	—	(1,706)
Contract terminations:
Surrender benefits and contract charges	(3,862)	(2,395,132)	(69,626)	(103,480)	(324,896)
Death benefits	—	(284,926)	—	(69,972)	(83,787)
Increase (decrease) from contract transactions	(1,034)	(3,337,172)	(69,745)	73,811	(442,906)
Net assets at beginning of year	61,315	17,152,064	216,073	2,375,462	3,721,626
Net assets at end of year	$57,565	$15,576,116	$142,127	$2,679,799	$3,287,010

Accumulation unit activity
Units outstanding at beginning of year	66,334	6,125,083	148,773	1,601,067	2,499,569
Contract purchase payments	—	9,277	119	49	16,971
Net transfers(1)	3,253	(238,780)	(283)	162,957	(41,799)
Contract terminations:
Surrender benefits and contract charges	(4,595)	(865,313)	(51,729)	(64,662)	(226,317)
Death benefits	—	(89,442)	—	(46,512)	(60,284)
Units outstanding at end of year	64,992	4,940,825	96,880	1,652,899	2,188,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$(10,708)	$(166,062)	$(51,863)	$(5,521)	$(5,441)
Net realized gain (loss) on sales of investments	37,583	3,279,440	327,737	(6,909)	4,971
Distributions from capital gains	59,519	3,297,651	531,365	39,023	53,348
Net change in unrealized appreciation or depreciation of investments	(89,652)	(452,985)	(139,755)	15,879	(107,610)
Net increase (decrease) in net assets resulting from operations	(3,258)	5,958,044	667,484	42,472	(54,732)

Contract transactions
Contract purchase payments	225	57,743	4,947	—	225
Net transfers(1)	25,563	(2,966,216)	(86,175)	(39,205)	(21,753)
Adjustments to net assets allocated to contracts in payment period	—	(5,498)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(124,343)	(6,677,623)	(835,775)	(1,495)	(138,434)
Death benefits	—	(676,234)	(339,720)	—	—
Increase (decrease) from contract transactions	(98,555)	(10,267,828)	(1,256,723)	(40,700)	(159,962)
Net assets at beginning of year	770,829	46,532,740	8,320,811	582,357	411,195
Net assets at end of year	$669,016	$42,222,956	$7,731,572	$584,129	$196,501

Accumulation unit activity
Units outstanding at beginning of year	528,242	23,485,423	4,978,621	395,102	220,017
Contract purchase payments	—	36,266	2,442	—	—
Net transfers(1)	18,974	(1,316,381)	(39,381)	(28,074)	(17,963)
Contract terminations:
Surrender benefits and contract charges	(90,703)	(3,347,971)	(485,376)	(1,002)	(83,133)
Death benefits	—	(339,472)	(192,146)	—	—
Units outstanding at end of year	456,513	18,517,865	4,264,160	366,026	118,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	269

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(3,892)	$(319)	$(7,255)	$(20,889)	$(2,806)
Net realized gain (loss) on sales of investments	4,325	38,761	90,150	(501)	3,040
Distributions from capital gains	88,616	—	—	80,470	20,333
Net change in unrealized appreciation or depreciation of investments	66,872	(52,784)	(108,063)	76,305	(21,716)
Net increase (decrease) in net assets resulting from operations	155,921	(14,342)	(25,168)	135,385	(1,149)

Contract transactions
Contract purchase payments	—	126	1,169	437	37
Net transfers(1)	(10,584)	(7,213)	(52,743)	(74,804)	3,063
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(102,673)	(60,772)	(273,754)	(166,120)	(21,969)
Death benefits	—	(40,609)	(36,324)	(27,303)	—
Increase (decrease) from contract transactions	(113,257)	(108,468)	(361,652)	(267,790)	(18,869)
Net assets at beginning of year	991,072	825,705	1,559,947	1,355,767	206,413
Net assets at end of year	$1,033,736	$702,895	$1,173,127	$1,223,362	$186,395

Accumulation unit activity
Units outstanding at beginning of year	433,456	386,543	1,522,166	831,227	147,840
Contract purchase payments	—	60	1,142	265	27
Net transfers(1)	(5,609)	(3,348)	(45,407)	(43,705)	2,279
Contract terminations:
Surrender benefits and contract charges	(45,405)	(28,869)	(267,324)	(98,640)	(15,812)
Death benefits	—	(19,207)	(36,212)	(16,031)	—
Units outstanding at end of year	382,442	335,179	1,174,365	673,116	134,334

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
Operations
Investment income (loss) — net	$(6,539)	$(117,387)	$15,350	$(10,402)	$(2,306)
Net realized gain (loss) on sales of investments	11,622	(139,996)	41,162	8,740	14,321
Distributions from capital gains	48,452	2,495,768	28,126	60,569	—
Net change in unrealized appreciation or depreciation of investments	(59,411)	(947,611)	(27,465)	14,738	(10,637)
Net increase (decrease) in net assets resulting from operations	(5,876)	1,290,774	57,173	73,645	1,378

Contract transactions
Contract purchase payments	75	4,868	210	205	426
Net transfers(1)	785	(379,641)	50,745	(986)	27
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(61,595)	(915,045)	(199,420)	(14,540)	(69,880)
Death benefits	(2,615)	(148,894)	(97,111)	(621)	(33,448)
Increase (decrease) from contract transactions	(63,350)	(1,438,712)	(245,576)	(15,942)	(102,875)
Net assets at beginning of year	520,334	8,848,353	2,056,054	708,357	784,695
Net assets at end of year	$451,108	$8,700,415	$1,867,651	$766,060	$683,198

Accumulation unit activity
Units outstanding at beginning of year	374,103	6,657,461	614,012	679,548	433,880
Contract purchase payments	—	3,581	63	178	242
Net transfers(1)	766	(221,124)	14,941	(1,346)	15
Contract terminations:
Surrender benefits and contract charges	(46,148)	(703,144)	(59,451)	(13,938)	(40,271)
Death benefits	(1,868)	(107,842)	(28,857)	(527)	(18,545)
Units outstanding at end of year	326,853	5,628,932	540,708	663,915	375,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	271

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
Operations
Investment income (loss) — net	$(1,665)	$29,580	$(31,361)	$(1,424)	$(306)
Net realized gain (loss) on sales of investments	2,532	(21,335)	80,910	37,089	2,277
Distributions from capital gains	4,400	30,617	160,470	13,856	153
Net change in unrealized appreciation or depreciation of investments	8,893	(124,837)	(252,286)	(20,712)	(6,366)
Net increase (decrease) in net assets resulting from operations	14,160	(85,975)	(42,267)	28,809	(4,242)

Contract transactions
Contract purchase payments	31	110	3,154	161	93
Net transfers(1)	1,695	(1,033)	(72,706)	1,087	1,478
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(6,952)	(20,394)	(395,654)	(80,741)	(19,632)
Death benefits	—	(548)	(36,943)	—	(18,511)
Increase (decrease) from contract transactions	(5,226)	(21,865)	(502,149)	(79,493)	(36,572)
Net assets at beginning of year	122,646	1,054,440	2,990,091	399,481	92,905
Net assets at end of year	$131,580	$946,600	$2,445,675	$348,797	$52,091

Accumulation unit activity
Units outstanding at beginning of year	150,110	1,068,456	2,299,473	160,747	75,674
Contract purchase payments	37	112	2,406	65	15
Net transfers(1)	1,931	(1,267)	(52,107)	420	1,367
Contract terminations:
Surrender benefits and contract charges	(8,300)	(21,935)	(295,745)	(33,068)	(16,463)
Death benefits	—	(568)	(26,182)	—	(15,926)
Units outstanding at end of year	143,778	1,044,798	1,927,845	128,164	44,667

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(2,001)	$(5,735)	$(7,914)	$(2,816)	$(13,406)
Net realized gain (loss) on sales of investments	1,230	175,487	48,166	34,178	(24,642)
Distributions from capital gains	1,510	21,662	148,823	43,002	169,888
Net change in unrealized appreciation or depreciation of investments	9,428	(166,862)	(92,329)	(56,799)	(71,505)
Net increase (decrease) in net assets resulting from operations	10,167	24,552	96,746	17,565	60,335

Contract transactions
Contract purchase payments	—	264	—	600	5,760
Net transfers(1)	313	(282,017)	95,665	(136,782)	(11,930)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(23,781)	(193,767)	(136,954)	(11,670)	(109,679)
Death benefits	—	—	(12,661)	(7,024)	(79,662)
Increase (decrease) from contract transactions	(23,468)	(475,520)	(53,950)	(154,876)	(195,511)
Net assets at beginning of year	140,365	758,930	1,375,461	540,929	1,599,122
Net assets at end of year	$127,064	$307,962	$1,418,257	$403,618	$1,463,946

Accumulation unit activity
Units outstanding at beginning of year	85,603	243,733	852,176	323,180	1,640,348
Contract purchase payments	—	80	—	385	5,818
Net transfers(1)	196	(84,684)	58,023	(76,297)	(15,274)
Contract terminations:
Surrender benefits and contract charges	(13,836)	(56,658)	(81,994)	(8,045)	(107,771)
Death benefits	—	—	(7,862)	(4,856)	(86,072)
Units outstanding at end of year	71,963	102,471	820,343	234,367	1,437,049

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	273

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
Operations
Investment income (loss) — net	$(9,578)	$(21,158)	$(8,269)	$1,526	$234,644
Net realized gain (loss) on sales of investments	5,613	(8,742)	31,966	539	401,701
Distributions from capital gains	22,720	78,016	107,910	2,906	584,728
Net change in unrealized appreciation or depreciation of investments	20,438	61,920	(56,072)	1,735	41,295
Net increase (decrease) in net assets resulting from operations	39,193	110,036	75,535	6,706	1,262,368

Contract transactions
Contract purchase payments	1,199	—	1,664	—	68,424
Net transfers(1)	(166,734)	(8,759)	(5,161)	(752)	(14,499)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(5,353)
Contract terminations:
Surrender benefits and contract charges	(200,865)	(102,689)	(93,293)	(1,172)	(1,690,750)
Death benefits	(12,571)	(17,189)	(751)	—	(675,076)
Increase (decrease) from contract transactions	(378,971)	(128,637)	(97,541)	(1,924)	(2,317,254)
Net assets at beginning of year	856,431	1,669,795	1,098,500	86,670	18,481,262
Net assets at end of year	$516,653	$1,651,194	$1,076,494	$91,452	$17,426,376

Accumulation unit activity
Units outstanding at beginning of year	417,595	928,204	727,988	41,614	9,953,239
Contract purchase payments	507	—	978	—	33,312
Net transfers(1)	(70,239)	(5,293)	(3,276)	(347)	(15,178)
Contract terminations:
Surrender benefits and contract charges	(84,167)	(58,880)	(54,289)	(534)	(873,911)
Death benefits	(4,784)	(10,809)	(429)	—	(370,903)
Units outstanding at end of year	258,912	853,222	670,972	40,733	8,726,559

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
Operations
Investment income (loss) — net	$100,094	$33,095	$(1,060)	$(1,479)	$(167)
Net realized gain (loss) on sales of investments	75,963	5,512	23,672	(17,652)	48,171
Distributions from capital gains	93,697	33,831	—	4,504	—
Net change in unrealized appreciation or depreciation of investments	122,429	55,626	(15,858)	(4,132)	(18,800)
Net increase (decrease) in net assets resulting from operations	392,183	128,064	6,754	(18,759)	29,204

Contract transactions
Contract purchase payments	3,033	300	406	75	75
Net transfers(1)	(213,140)	(86,361)	126,042	(31,495)	(48,658)
Adjustments to net assets allocated to contracts in payment period	(1,795)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(324,934)	(329,308)	(94,695)	(25,617)	(62,281)
Death benefits	(189,209)	(22,815)	(6,881)	—	(1,350)
Increase (decrease) from contract transactions	(726,045)	(438,184)	24,872	(57,037)	(112,214)
Net assets at beginning of year	4,109,290	1,638,917	362,698	162,191	599,516
Net assets at end of year	$3,775,428	$1,328,797	$394,324	$86,395	$516,506

Accumulation unit activity
Units outstanding at beginning of year	1,809,194	543,061	367,891	109,975	174,524
Contract purchase payments	1,021	—	307	—	—
Net transfers(1)	(98,362)	(42,434)	132,169	(24,459)	(13,746)
Contract terminations:
Surrender benefits and contract charges	(127,448)	(105,651)	(94,932)	(20,743)	(17,216)
Death benefits	(79,932)	(5,778)	(7,110)	—	(403)
Units outstanding at end of year	1,504,473	389,198	398,325	64,773	143,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	275

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(7,932)	$(7,760)	$(223,253)	$(97)	$(18,100)
Net realized gain (loss) on sales of investments	89,716	14,264	476,385	3,894	78,689
Distributions from capital gains	—	83,405	1,592,279	78	192,972
Net change in unrealized appreciation or depreciation of investments	(13,342)	(123,698)	(2,523,969)	(7,509)	(324,452)
Net increase (decrease) in net assets resulting from operations	68,442	(33,789)	(678,558)	(3,634)	(70,891)

Contract transactions
Contract purchase payments	76	162	30,067	—	3,370
Net transfers(1)	(6,090)	(49,689)	363,392	2	(99,029)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(165,913)	(66,822)	(2,047,716)	(34,745)	(335,558)
Death benefits	(34,151)	(43,351)	(194,655)	—	(67,321)
Increase (decrease) from contract transactions	(206,078)	(159,700)	(1,848,912)	(34,743)	(498,538)
Net assets at beginning of year	1,380,504	885,517	16,716,818	39,528	3,325,814
Net assets at end of year	$1,242,868	$692,028	$14,189,348	$1,151	$2,756,385

Accumulation unit activity
Units outstanding at beginning of year	563,221	366,457	9,118,034	13,445	1,475,555
Contract purchase payments	31	71	19,356	—	1,494
Net transfers(1)	2,479	(21,574)	232,022	—	(46,870)
Contract terminations:
Surrender benefits and contract charges	(67,586)	(29,268)	(1,207,797)	(13,048)	(153,494)
Death benefits	(12,606)	(18,722)	(110,814)	—	(29,402)
Units outstanding at end of year	485,539	296,964	8,050,801	397	1,247,283

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$4,643	$808,232	$(120)	$(29,656)	$11,369
Net realized gain (loss) on sales of investments	(2,653)	(297,779)	1,328	52,342	(92,115)
Distributions from capital gains	—	—	4,129	105,055	—
Net change in unrealized appreciation or depreciation of investments	4,525	696,681	(1,997)	263,892	261,253
Net increase (decrease) in net assets resulting from operations	6,515	1,207,134	3,340	391,633	180,507

Contract transactions
Contract purchase payments	210	16,518	—	4,622	2,860
Net transfers(1)	(485)	(420,001)	(841)	(64,165)	(190,172)
Adjustments to net assets allocated to contracts in payment period	—	(2,603)	—	(1,565)	—
Contract terminations:
Surrender benefits and contract charges	(17,260)	(3,767,198)	(5,290)	(370,209)	(322,640)
Death benefits	(5,939)	(509,087)	—	(14,300)	(58,434)
Increase (decrease) from contract transactions	(23,474)	(4,682,371)	(6,131)	(445,617)	(568,386)
Net assets at beginning of year	137,002	28,291,393	40,097	2,988,213	1,944,874
Net assets at end of year	$120,043	$24,816,156	$37,306	$2,934,229	$1,556,995

Accumulation unit activity
Units outstanding at beginning of year	68,359	17,887,773	23,939	1,138,627	1,747,044
Contract purchase payments	102	10,318	—	1,597	2,384
Net transfers(1)	(231)	(298,286)	(530)	(43,512)	(160,304)
Contract terminations:
Surrender benefits and contract charges	(8,376)	(2,338,940)	(3,173)	(143,064)	(275,094)
Death benefits	(2,837)	(316,304)	—	(5,474)	(52,924)
Units outstanding at end of year	57,017	14,944,561	20,236	948,174	1,261,106

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	277

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Global Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA(2)
Operations
Investment income (loss) — net	$50,056	$23,477	$(48)	$(14,509)	$(413)
Net realized gain (loss) on sales of investments	(77,733)	(36,390)	(8)	22,767	3
Distributions from capital gains	—	—	—	125,946	—
Net change in unrealized appreciation or depreciation of investments	55,383	23,112	(1,077)	(285,242)	1,830
Net increase (decrease) in net assets resulting from operations	27,706	10,199	(1,133)	(151,038)	1,420

Contract transactions
Contract purchase payments	396	66	—	75	—
Net transfers(1)	(415)	114	—	(22,902)	256,628
Adjustments to net assets allocated to contracts in payment period	(755)	—	—	—	(6)
Contract terminations:
Surrender benefits and contract charges	(90,192)	(79,787)	(40,469)	(107,041)	(692)
Death benefits	(59,700)	(10,839)	—	(12,014)	—
Increase (decrease) from contract transactions	(150,666)	(90,446)	(40,469)	(141,882)	255,930
Net assets at beginning of year	831,533	399,837	378,366	1,227,166	—
Net assets at end of year	$708,573	$319,590	$336,764	$934,246	$257,350

Accumulation unit activity
Units outstanding at beginning of year	350,743	220,042	227,534	445,674	—
Contract purchase payments	170	37	—	—	—
Net transfers(1)	(141)	68	—	(10,338)	256,624
Contract terminations:
Surrender benefits and contract charges	(39,014)	(45,044)	(24,944)	(42,807)	(692)
Death benefits	(25,101)	(5,909)	—	(4,406)	—
Units outstanding at end of year	286,657	169,194	202,590	388,123	255,932

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 18, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

278	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Gro Opp, Cl IB(2)	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$(1,036)	$23,975	$10,311	$2,217	$111,085
Net realized gain (loss) on sales of investments	230	(9,703)	(11,853)	(1,954)	(125,740)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,778	47,583	25,461	108	(201,755)
Net increase (decrease) in net assets resulting from operations	3,972	61,855	23,919	371	(216,410)

Contract transactions
Contract purchase payments	3	180	30	—	6,615
Net transfers(1)	647,745	(189)	(56)	(225)	(106,230)
Adjustments to net assets allocated to contracts in payment period	—	(399)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(15,121)	(15,398)	(50,818)	(22,309)	(634,787)
Death benefits	(639)	(14,109)	(5,096)	—	(99,237)
Increase (decrease) from contract transactions	631,988	(29,915)	(55,940)	(22,534)	(833,639)
Net assets at beginning of year	—	452,672	195,554	68,970	5,711,486
Net assets at end of year	$635,960	$484,612	$163,533	$46,807	$4,661,437

Accumulation unit activity
Units outstanding at beginning of year	—	163,512	97,195	39,050	4,963,653
Contract purchase payments	3	62	14	—	5,522
Net transfers(1)	647,746	(62)	(24)	(92)	(116,791)
Contract terminations:
Surrender benefits and contract charges	(14,926)	(5,239)	(23,564)	(12,285)	(541,896)
Death benefits	(627)	(4,733)	(2,280)	—	(95,451)
Units outstanding at end of year	632,196	153,540	71,341	26,673	4,215,037

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 18, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	279

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$(1,083)	$1	$243	$(2,462)	$(6,021)
Net realized gain (loss) on sales of investments	9,592	—	7,526	(13,939)	134,586
Distributions from capital gains	—	—	—	59,058	185,086
Net change in unrealized appreciation or depreciation of investments	(36,029)	(3)	(1,685)	93,629	(212,311)
Net increase (decrease) in net assets resulting from operations	(27,520)	(2)	6,084	136,286	101,340

Contract transactions
Contract purchase payments	167	—	—	180	1,268
Net transfers(1)	1,110	1	(19,209)	(7,878)	(11,297)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(43)
Contract terminations:
Surrender benefits and contract charges	(29,767)	—	(2,324)	(45,034)	(162,628)
Death benefits	(7,607)	—	—	(416)	(263,253)
Increase (decrease) from contract transactions	(36,097)	1	(21,533)	(53,148)	(435,953)
Net assets at beginning of year	366,264	174	110,942	570,526	2,037,995
Net assets at end of year	$302,647	$173	$95,493	$653,664	$1,703,382

Accumulation unit activity
Units outstanding at beginning of year	354,815	—	58,266	351,199	595,522
Contract purchase payments	144	—	—	101	375
Net transfers(1)	1,149	—	(11,316)	(3,053)	(3,226)
Contract terminations:
Surrender benefits and contract charges	(29,296)	—	(1,099)	(26,432)	(47,745)
Death benefits	(8,218)	—	—	(259)	(77,844)
Units outstanding at end of year	318,594	—	45,851	321,556	467,082

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

280	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(20,138)	$(5,554)	$1,857	$(1,236)	$31,548
Net realized gain (loss) on sales of investments	168,378	(2,466)	(2,000)	(22,210)	(74,312)
Distributions from capital gains	302,933	—	105,251	—	88,317
Net change in unrealized appreciation or depreciation of investments	(267,799)	121,718	(630)	67,086	216,409
Net increase (decrease) in net assets resulting from operations	183,374	113,698	104,478	43,640	261,962

Contract transactions
Contract purchase payments	2,017	—	74	609	4,338
Net transfers(1)	(53,535)	4,886	—	(2,768)	(160,296)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(317,216)	(38,856)	(39,103)	(53,529)	(555,599)
Death benefits	(41,131)	(2,546)	(2,135)	—	(40,420)
Increase (decrease) from contract transactions	(409,865)	(36,516)	(41,164)	(55,688)	(751,977)
Net assets at beginning of year	3,294,364	666,947	590,238	277,602	5,438,694
Net assets at end of year	$3,067,873	$744,129	$653,552	$265,554	$4,948,679

Accumulation unit activity
Units outstanding at beginning of year	1,823,523	227,322	153,755	156,769	3,666,119
Contract purchase payments	1,116	—	18	301	3,377
Net transfers(1)	(29,298)	1,833	—	(1,657)	(74,973)
Contract terminations:
Surrender benefits and contract charges	(175,943)	(12,604)	(11,448)	(25,441)	(375,225)
Death benefits	(22,101)	(837)	(548)	—	(25,808)
Units outstanding at end of year	1,597,297	215,714	141,777	129,972	3,193,490

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	281

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(239,101)	$6,529	$(3,154)	$(352,659)	$(2,316,421)
Net realized gain (loss) on sales of investments	(273,743)	225	(14,188)	1,448,080	14,909,955
Distributions from capital gains	12,247	50,605	—	—	—
Net change in unrealized appreciation or depreciation of investments	617,288	34,864	57,396	171,659	(6,716,091)
Net increase (decrease) in net assets resulting from operations	116,691	92,223	40,054	1,267,080	5,877,443

Contract transactions
Contract purchase payments	8,874	—	143	5,527	435,862
Net transfers(1)	62,371	15,710	4,635	(1,456,995)	(16,329,045)
Adjustments to net assets allocated to contracts in payment period	(1,592)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,261,147)	(182,900)	(50,280)	(1,040,613)	(21,290,320)
Death benefits	(250,817)	(42,925)	(20,381)	—	(1,885,427)
Increase (decrease) from contract transactions	(2,442,311)	(210,115)	(65,883)	(2,492,081)	(39,068,930)
Net assets at beginning of year	15,960,358	1,348,836	475,713	30,390,629	177,909,284
Net assets at end of year	$13,634,738	$1,230,944	$449,884	$29,165,628	$144,717,797

Accumulation unit activity
Units outstanding at beginning of year	8,407,222	1,034,113	190,857	20,741,883	123,107,234
Contract purchase payments	4,850	—	57	3,703	300,620
Net transfers(1)	36,412	18,086	1,892	(980,956)	(11,502,127)
Contract terminations:
Surrender benefits and contract charges	(1,218,193)	(149,056)	(20,856)	(706,045)	(14,740,023)
Death benefits	(134,816)	(30,271)	(9,125)	—	(1,340,004)
Units outstanding at end of year	7,095,475	872,872	162,825	19,058,585	95,825,700

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

282	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(416,336)	$(2,027,659)	$(304,029)	$(938,497)	$(1,983,011)
Net realized gain (loss) on sales of investments	1,051,700	5,544,356	99,304	207,958	(29,289)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(77,099)	(873,020)	439,670	1,709,570	4,429,565
Net increase (decrease) in net assets resulting from operations	558,265	2,643,677	234,945	979,031	2,417,265

Contract transactions
Contract purchase payments	402,209	164,447	1,361	—	71,818
Net transfers(1)	4,659,892	9,092,732	8,170,711	6,039,374	1,202,371
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(6,754,981)	(27,640,609)	(4,329,423)	(7,667,590)	(14,754,956)
Death benefits	(711,134)	(2,348,589)	(151,512)	(502,365)	(596,219)
Increase (decrease) from contract transactions	(2,404,014)	(20,732,019)	3,691,137	(2,130,581)	(14,076,986)
Net assets at beginning of year	29,188,498	134,095,145	15,476,122	60,497,838	142,520,638
Net assets at end of year	$27,342,749	$116,006,803	$19,402,204	$59,346,288	$130,860,917

Accumulation unit activity
Units outstanding at beginning of year	25,370,023	117,154,101	15,461,405	60,164,593	140,713,658
Contract purchase payments	361,706	139,103	1,417	—	73,758
Net transfers(1)	3,960,895	7,798,037	8,049,882	5,937,169	1,217,931
Contract terminations:
Surrender benefits and contract charges	(5,794,705)	(23,581,969)	(4,254,384)	(7,529,018)	(14,589,685)
Death benefits	(608,213)	(2,040,470)	(146,748)	(495,079)	(581,817)
Units outstanding at end of year	23,289,706	99,468,802	19,111,572	58,077,665	126,833,845

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	283

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(4,799,480)	$(4,549,372)	$(19,223,036)	$(1,937,302)	$(7,105,708)
Net realized gain (loss) on sales of investments	381,164	11,189,661	67,906,693	9,717,884	38,063,826
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,956,816	4,228,627	(10,598,429)	(2,499,462)	(14,757,017)
Net increase (decrease) in net assets resulting from operations	5,538,500	10,868,916	38,085,228	5,281,120	16,201,101

Contract transactions
Contract purchase payments	90,723	719,893	1,001,267	8,681	378,586
Net transfers(1)	18,677,057	11,708,403	7,360,480	(14,327,425)	(29,789,647)
Adjustments to net assets allocated to contracts in payment period	—	33,993	(45,144)	—	—
Contract terminations:
Surrender benefits and contract charges	(33,666,631)	(34,482,733)	(182,699,712)	(13,000,395)	(73,927,102)
Death benefits	(2,770,034)	(3,268,502)	(20,321,796)	(963,428)	(4,545,830)
Increase (decrease) from contract transactions	(17,668,885)	(25,288,946)	(194,704,905)	(28,282,567)	(107,883,993)
Net assets at beginning of year	314,123,098	349,849,338	1,352,077,991	155,401,957	522,907,058
Net assets at end of year	$301,992,713	$335,429,308	$1,195,458,314	$132,400,510	$431,224,166

Accumulation unit activity
Units outstanding at beginning of year	311,012,862	265,193,191	1,033,382,699	111,964,867	379,469,043
Contract purchase payments	90,638	551,355	778,280	4,285	271,132
Net transfers(1)	18,490,652	8,606,502	5,328,766	(10,071,897)	(21,438,122)
Contract terminations:
Surrender benefits and contract charges	(33,126,344)	(25,928,883)	(137,611,424)	(9,413,356)	(53,216,737)
Death benefits	(2,777,427)	(2,442,881)	(15,424,375)	(710,085)	(3,340,640)
Units outstanding at end of year	293,690,381	245,979,284	886,453,946	91,773,814	301,744,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

284	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2(2)	VP US Flex Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(722,853)	$(2,597,032)	$(283,294)	$—	$(1,100)
Net realized gain (loss) on sales of investments	1,922,099	9,572,743	1,936,228	—	(2)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	132,328	(2,601,457)	1,960,935	2	(2,254)
Net increase (decrease) in net assets resulting from operations	1,331,574	4,374,254	3,613,869	2	(3,356)

Contract transactions
Contract purchase payments	108,103	306,616	24,640	200	200
Net transfers(1)	(2,009,435)	121,260	(1,815,920)	—	1,521,617
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(3,760,463)	(29,311,617)	(2,549,199)	—	—
Death benefits	(382,212)	(3,818,749)	(275,926)	—	—
Increase (decrease) from contract transactions	(6,044,007)	(32,702,490)	(4,616,405)	200	1,521,817
Net assets at beginning of year	55,587,511	186,073,479	17,817,332	—	—
Net assets at end of year	$50,875,078	$157,745,243	$16,814,796	$202	$1,518,461

Accumulation unit activity
Units outstanding at beginning of year	45,019,631	151,601,617	8,904,469	—	—
Contract purchase payments	85,036	247,790	14,537	—	—
Net transfers(1)	(1,658,453)	94,382	(773,963)	—	1,469,574
Contract terminations:
Surrender benefits and contract charges	(2,992,024)	(23,467,924)	(1,218,610)	—	—
Death benefits	(310,417)	(3,065,840)	(134,524)	—	—
Units outstanding at end of year	40,143,773	125,410,025	6,791,909	—	1,469,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	285

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP US Flex Mod Gro, Cl 2(2)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1
Operations
Investment income (loss) — net	$(420)	$(52,732)	$(172,576)	$(35,253)	$3,389
Net realized gain (loss) on sales of investments	(1)	(367,150)	(412,549)	275,282	(11,584)
Distributions from capital gains	—	777,603	2,920,133	195,314	13,673
Net change in unrealized appreciation or depreciation of investments	(410)	(634,885)	(1,166,134)	(12,264)	(2,875)
Net increase (decrease) in net assets resulting from operations	(831)	(277,164)	1,168,874	423,079	2,603

Contract transactions
Contract purchase payments	200	19,537	14,207	622	—
Net transfers(1)	575,189	(77,578)	(388,116)	413,205	3,716
Adjustments to net assets allocated to contracts in payment period	—	(186)	—	—	—
Contract terminations:
Surrender benefits and contract charges	—	(1,628,740)	(1,497,257)	(539,107)	(33,575)
Death benefits	—	(123,819)	(127,808)	(253,517)	(1,508)
Increase (decrease) from contract transactions	575,389	(1,810,786)	(1,998,974)	(378,797)	(31,367)
Net assets at beginning of year	—	10,974,465	11,104,791	6,775,661	194,002
Net assets at end of year	$574,558	$8,886,515	$10,274,691	$6,819,943	$165,238

Accumulation unit activity
Units outstanding at beginning of year	—	4,761,715	5,233,065	3,857,315	120,548
Contract purchase payments	—	8,936	7,575	373	—
Net transfers(1)	563,614	(22,291)	(137,244)	243,453	2,368
Contract terminations:
Surrender benefits and contract charges	—	(727,826)	(710,236)	(299,238)	(21,059)
Death benefits	—	(52,878)	(61,243)	(140,938)	(1,038)
Units outstanding at end of year	563,614	3,967,656	4,331,917	3,660,965	100,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

286	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Intl Eq, Cl 2	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$82,887	$(11,927)	$(316,883)	$4,537	$40,303
Net realized gain (loss) on sales of investments	(265,262)	4,129	62,095	11,074	350,335
Distributions from capital gains	475,621	50,030	1,191,993	46,360	607,088
Net change in unrealized appreciation or depreciation of investments	(213,636)	(51,024)	(1,233,062)	(13,024)	(386,253)
Net increase (decrease) in net assets resulting from operations	79,610	(8,792)	(295,857)	48,947	611,473

Contract transactions
Contract purchase payments	5,437	—	12,479	395	7,413
Net transfers(1)	7,095	47,151	(411,253)	37,244	(167,543)
Adjustments to net assets allocated to contracts in payment period	(1,044)	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(880,086)	(19,869)	(2,444,639)	(22,714)	(936,021)
Death benefits	(55,686)	(28,042)	(368,136)	(10,395)	(67,515)
Increase (decrease) from contract transactions	(924,284)	(760)	(3,211,549)	4,530	(1,163,666)
Net assets at beginning of year	6,947,674	987,325	23,571,643	466,804	6,555,662
Net assets at end of year	$6,103,000	$977,773	$20,064,237	$520,281	$6,003,469

Accumulation unit activity
Units outstanding at beginning of year	4,173,020	585,632	8,659,750	287,517	4,087,430
Contract purchase payments	3,604	—	4,983	229	4,706
Net transfers(1)	11,791	27,942	(156,559)	21,527	(99,164)
Contract terminations:
Surrender benefits and contract charges	(538,795)	(12,285)	(905,626)	(13,644)	(569,189)
Death benefits	(35,541)	(18,372)	(145,791)	(7,073)	(42,057)
Units outstanding at end of year	3,614,079	582,917	7,456,757	288,556	3,381,726

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	287

Statement of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(65,998)
Net realized gain (loss) on sales of investments	25,031
Distributions from capital gains	434,914
Net change in unrealized appreciation or depreciation of investments	(136,380)
Net increase (decrease) in net assets resulting from operations	257,567

Contract transactions
Contract purchase payments	2,764
Net transfers(1)	(126,704)
Adjustments to net assets allocated to contracts in payment period	—
Contract terminations:
Surrender benefits and contract charges	(571,238)
Death benefits	(67,828)
Increase (decrease) from contract transactions	(763,006)
Net assets at beginning of year	4,918,002
Net assets at end of year	$4,412,563

Accumulation unit activity
Units outstanding at beginning of year	4,451,941
Contract purchase payments	1,713
Net transfers(1)	(83,170)
Contract terminations:
Surrender benefits and contract charges	(507,725)
Death benefits	(55,881)
Units outstanding at end of year	3,806,878

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

288	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource® Builder Select Variable Annuity (Builder Select)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Bal Wealth Strategy, Cl B	AB VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B	AB VPS Intermediate Bond Portfolio (Class B)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	289

Division	Fund
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I	American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Asset Alloc, Cl 1	Columbia Variable Portfolio – Asset Allocation Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))
CTIVP Loomis Sayles Gro, Cl 1	CTIVPSM – Loomis Sayles Growth Fund (Class 1)(1),(2) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Sus US Eq, Init	The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Initial Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP Contrafund® Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class

290	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Intl Eq Insights, Inst	Goldman Sachs VIT International Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares (previously Invesco V.I. Global Health Care Fund, Series II Shares)
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Intl Gro, Ser I	Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Henderson Bal, Inst	Janus Henderson Balanced Portfolio: Institutional Shares (previously Janus Aspen Series Balanced Portfolio: Institutional Shares)
Janus Henderson Enterprise, Serv	Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)
Janus Henderson Gbl Res, Inst	Janus Henderson Global Research Portfolio: Institutional Shares (previously Janus Aspen Series Global Research Portfolio: Institutional Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
JPM Ins Trust U.S. Eq, Cl 1	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
Lazard Retire U.S. Strategic, Serv	Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
MS VIF US Real Est, Cl I	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I Shares

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	291

Division	Fund
MS VIF US Real Est, Cl II	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA	Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA	Oppenheimer Global Fund/VA
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA	Oppenheimer Global Strategic Income Fund/VA
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St VA	Oppenheimer Main Street Fund®/VA
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Eq Inc, Cl IA	Putnam VT Equity Income Fund – Class IA Shares(3),(5)
Put VT Eq Inc, Cl IB	Putnam VT Equity Income Fund – Class IB Shares(4),(5)
Put VT Global Eq, Cl IA	Putnam VT Global Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Gro Opp, Cl IA	Putnam VT Growth Opportunities Fund – Class IA Shares(6),(8)
Put VT Gro Opp, Cl IB	Putnam VT Growth Opportunities Fund – Class IB Shares(7),(8)
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Gro, Cl IB	Putnam VT International Growth Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares (previously Putnam VT Multi-Cap Growth Fund – Class IA Shares)
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares (previously Putnam VT Multi-Cap Growth Fund – Class IB Shares)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Temp Dev Mkts, Cl 2	Templeton Developing Markets VIP Fund – Class 2
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(9) (previously Columbia Variable Portfolio – Managed Risk Fund (Class 2))
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(9) (previously Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2))
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)

292	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(10) (previously Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2))
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(10) (previously Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2))
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(10) (previously Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 1	Wells Fargo VT International Equity Fund – Class 1
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Omega Gro, Cl 1	Wells Fargo VT Omega Growth Fund – Class 1
WF VT Omega Gro, Cl 2	Wells Fargo VT Omega Growth Fund – Class 2
WF VT Opp, Cl 1	Wells Fargo VT Opportunity Fund – Class 1
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into CTIVPSM – Loomis Sayles Growth Fund (Class 1) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1)) on April 29, 2016.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.
(3)	Putnam VT Growth and Income Fund – Class IA Shares merged into Putnam VT Equity Income Fund – Class IA Shares on May 12, 2017.
(4)	Putnam VT Growth and Income Fund – Class IB Shares merged into Putnam VT Equity Income Fund – Class IB Shares on May 12, 2017.
(5)	For the period May 12, 2017 (commencement of operations) to Dec. 31, 2017.
(6)	Putnam VT Voyager Fund – Class IA Shares merged into Putnam VT Growth Opportunities Fund – Class IA Shares on Nov. 18, 2016.
(7)	Putnam VT Voyager Fund – Class IB Shares merged into Putnam VT Growth Opportunities Fund – Class IB Shares on Nov. 18, 2016.
(8)	For the period Nov. 18, 2016 (commencement of operations) to Dec. 31, 2016.
(9)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.
(10)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	293

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

294	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee	Administrative charge
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  WITHDRAWAL CHARGES

RiverSource Life may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	295

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Bal Wealth Strategy, Cl B	$65,055
AB VPS Global Thematic Gro, Cl B	4,475
AB VPS Gro & Inc, Cl B	627,414
AB VPS Inter Bond, Cl B	43,097
AB VPS Intl Val, Cl B	445,832
AB VPS Lg Cap Gro, Cl B	245,688
AC VP Inc & Gro, Cl I	23,346
AC VP Inflation Prot, Cl II	2,553,704
AC VP Intl, Cl II	688
AC VP Mid Cap Val, Cl II	8,314
AC VP Ultra, Cl II	638,020
AC VP Val, Cl I	4,137
AC VP Val, Cl II	15,684
CB Var Sm Cap Gro, Cl I	2,755
Col VP Asset Alloc, Cl 1	2,135
Col VP Bal, Cl 3	198,307
Col VP Disciplined Core, Cl 3	136,410
Col VP Divd Opp, Cl 3	637,745
Col VP Emer Mkts, Cl 3	407,740
Col VP Govt Money Mkt, Cl 3	4,486,045
Col VP Hi Yield Bond, Cl 3	533,224
Col VP Inc Opp, Cl 1	17,680
Col VP Inc Opp, Cl 3	825,794
Col VP Inter Bond, Cl 3	1,121,599
Col VP Lg Cap Gro, Cl 1	670
Col VP Lg Cap Gro, Cl 3	262
Col VP Lg Cap Index, Cl 3	355,590
Col VP Mid Cap Gro, Cl 3	14,038
Col VP Mid Cap Val, Cl 3	360
Col VP Overseas Core, Cl 3	12,327
Col VP Select Lg Cap Val, Cl 3	28,082
Col VP Select Sm Cap Val, Cl 3	27,822
Col VP Sm Cap Val, Cl 2	222,938
Col VP Sm Co Gro, Cl 1	931
Col VP US Govt Mtge, Cl 1	10,509
Col VP US Govt Mtge, Cl 3	560,186
CS Commodity Return	5,760
CTIVP BR Gl Infl Prot Sec, Cl 3	326,800
CTIVP Loomis Sayles Gro, Cl 1	48,882
CTIVP MFS Blend Res Core Eq, Cl 3	44,570
CTIVP Vty Sycamore Estb Val, Cl 3	1,599

Division	Purchases
Drey IP MidCap Stock, Serv	$5,217
Drey IP Tech Gro, Serv	252,652
Drey Sus US Eq, Init	31,743
Drey VIF Appr, Serv	17,667
Drey VIF Intl Eq, Serv	839
Drey VIF Intl Val, Serv	3,056
EV VT Floating-Rate Inc, Init Cl	82,780
Fid VIP Bal, Serv Cl	9,092
Fid VIP Bal, Serv Cl 2	6,272
Fid VIP Contrafund, Serv Cl	186,779
Fid VIP Contrafund, Serv Cl 2	4,146,827
Fid VIP Dyn Appr, Serv Cl 2	47,295
Fid VIP Gro & Inc, Serv Cl	222,948
Fid VIP Gro & Inc, Serv Cl 2	9,269
Fid VIP Gro, Serv Cl	3,783
Fid VIP Gro, Serv Cl 2	188,614
Fid VIP Hi Inc, Serv Cl	67,758
Fid VIP Hi Inc, Serv Cl 2	17,320
Fid VIP Invest Gr, Serv Cl 2	1,252,802
Fid VIP Mid Cap, Serv Cl	684,226
Fid VIP Mid Cap, Serv Cl 2	1,177,093
Fid VIP Overseas, Serv Cl	4,848
Fid VIP Overseas, Serv Cl 2	235,492
Frank Global Real Est, Cl 2	133,292
Frank Inc, Cl 2	401,724
Frank Mutual Shares, Cl 2	2,032,864
Frank Rising Divd, Cl 2	25,190
Frank Sm Cap Val, Cl 2	385,190
Frank Sm Mid Cap Gro, Cl 2	582,305
GS VIT Intl Eq Insights, Inst	1,191
GS VIT Mid Cap Val, Inst	1,479,377
GS VIT Strategic Gro, Inst	23,242
GS VIT U.S. Eq Insights, Inst	330,733
Invesco VI Am Fran, Ser I	644,385
Invesco VI Am Fran, Ser II	64,348
Invesco VI Comstock, Ser II	3,742,087
Invesco VI Core Eq, Ser I	681,662
Invesco VI Core Eq, Ser II	35,282
Invesco VI Hlth, Ser II	146,995
Invesco VI Gro & Inc, Ser II	82,724
Invesco VI Intl Gro, Ser I	28,753

296	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases
Invesco VI Intl Gro, Ser II	$33,827
Invesco VI Mid Cap Core Eq, Ser II	54,305
Invesco VI Mid Cap Gro, Ser I	12,843
Invesco VI Mid Cap Gro, Ser II	123,330
Invesco VI Val Opp, Ser II	176,549
Janus Henderson Bal, Inst	36,710
Janus Henderson Enterprise, Serv	71,768
Janus Henderson Gbl Res, Inst	10,306
Janus Henderson Global Tech, Serv	26,385
Janus Henderson Overseas, Serv	20,092
Janus Henderson Res, Serv	96,910
JPM Ins Trust U.S. Eq, Cl 1	7,314
Lazard Retire Intl Eq, Serv	13,898
Lazard Retire U.S. Strategic, Serv	6,476
LVIP Baron Gro Opp, Serv Cl	13,858
MFS Inv Trust, Init Cl	89,798
MFS Inv Trust, Serv Cl	20,721
MFS Mass Inv Gro Stock, Serv Cl	95,892
MFS New Dis, Init Cl	29,477
MFS New Dis, Serv Cl	56,884
MFS Research, Init Cl	103,869
MFS Total Return, Init Cl	5,313
MFS Total Return, Serv Cl	1,080,236
MFS Utilities, Init Cl	162,028
MFS Utilities, Serv Cl	70,091
MS VIF Global Real Est, Cl II	23,839
MS VIF Mid Cap Gro, Cl II	99,342
MS VIF US Real Est, Cl I	13,196
MS VIF US Real Est, Cl II	65,411
Oppen Cap Appr VA	82,067
Oppen Cap Appr VA, Serv	1,467,632
Oppen Global VA	13
Oppen Global VA, Serv	192,015
Oppen Global Strategic Inc VA	4,226
Oppen Global Strategic Inc VA, Srv	1,596,223
Oppen Main St VA	1,158
Oppen Main St Sm Cap VA, Serv	287,807
PIMCO VIT All Asset, Advisor Cl	100,147
Put VT Div Inc, Cl IA	71,752
Put VT Div Inc, Cl IB	17,291
Put VT Eq Inc, Cl IA	2,580,511
Put VT Eq Inc, Cl IB	2,546,122
Put VT Global Eq, Cl IA	5,891
Put VT Global Hlth Care, Cl IB	95,605
Put VT Gro Opp, Cl IA	4,944
Put VT Gro Opp, Cl IB	11,935
Put VT Hi Yield, Cl IA	41,687

Division	Purchases
Put VT Hi Yield, Cl IB	$9,317
Put VT Inc, Cl IB	3,456
Put VT Intl Eq, Cl IB	154,909
Put VT Intl Gro, Cl IB	15,985
Put VT Intl Val, Cl IB	3
Put VT Research, Cl IB	422
Put VT Sm Cap Val, Cl IB	69,445
Put VT Sus Leaders, Cl IA	176,711
Put VT Sus Leaders, Cl IB	202,436
Royce Micro-Cap, Invest Cl	66,422
Royce Sm-Cap, Invest Cl	5,625
Temp Dev Mkts, Cl 2	160,181
Temp Foreign, Cl 2	228,336
Temp Global Bond, Cl 2	791,770
Temp Gro, Cl 2	20,334
Third Ave Val	4,075
VP Aggr, Cl 2	1,089,898
VP Aggr, Cl 4	2,355,800
VP Conserv, Cl 2	2,147,356
VP Conserv, Cl 4	7,781,638
VP Man Risk, Cl 2	400
VP Man Risk US, Cl 2	400
VP Man Vol Conserv, Cl 2	4,599,771
VP Man Vol Conserv Gro, Cl 2	2,814,180
VP Man Vol Gro, Cl 2	7,362,742
VP Man Vol Mod Gro, Cl 2	11,700,519
VP Mod, Cl 2	14,374,266
VP Mod, Cl 4	19,430,465
VP Mod Aggr, Cl 2	3,415,376
VP Mod Aggr, Cl 4	6,638,847
VP Mod Conserv, Cl 2	1,733,420
VP Mod Conserv, Cl 4	3,930,341
VP Ptnrs Sm Cap Val, Cl 3	991,971
VP US Flex Conserv Gro, Cl 2	507,439
VP US Flex Gro, Cl 2	1,644,288
VP US Flex Mod Gro, Cl 2	1,053,106
Wanger Intl	422,737
Wanger USA	1,646,351
WF VT Index Asset Alloc, Cl 2	341,123
WF VT Intl Eq, Cl 1	5,443
WF VT Intl Eq, Cl 2	198,076
WF VT Omega Gro, Cl 1	33,181
WF VT Omega Gro, Cl 2	716,171
WF VT Opp, Cl 1	49,157
WF VT Opp, Cl 2	503,029
WF VT Sm Cap Gro, Cl 2	163,282

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	297

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$1.73	$0.76	$2.37	$—	$1.31
1.05%	1.72	1.54	2.03	—	0.93
1.10%	1.71	0.75	2.33	—	—
1.15%	1.70	1.52	2.35	—	1.51
1.20%	1.70	1.78	2.55	—	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.69	0.73	2.27	—	0.91
1.30%	1.68	2.46	3.11	—	1.48
1.35%	1.67	0.72	2.23	—	1.47
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.67	1.11	2.87	1.78	1.46
1.45%	1.66	1.71	2.46	—	1.45
1.50%	1.65	0.66	2.83	1.62	1.44
1.55%	1.64	2.37	2.99	—	1.43
1.60%	1.64	0.69	2.78	1.72	1.42
1.65%	1.63	2.34	2.95	—	1.41
1.70%	1.62	2.20	2.74	—	1.40
1.75%	1.61	1.64	2.36	—	1.39
1.80%	1.61	2.17	2.68	—	1.38
1.85%	1.60	2.27	2.86	—	1.37
1.90%	1.59	1.41	2.12	—	1.36
1.95%	1.58	1.40	2.11	—	1.35
2.00%	1.58	1.39	2.09	—	1.34
2.05%	1.57	1.38	2.08	—	1.33
2.10%	1.56	1.38	2.07	—	1.33
2.15%	1.55	1.37	2.05	—	1.32
2.20%	1.55	1.36	2.04	—	1.31
2.25%	—	1.59	2.34	—	1.18

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$1.59	$—	$—	$—	$2.70
1.05%	—	—	1.36	1.44	2.22
1.10%	1.56	—	—	—	—
1.15%	—	—	1.40	2.04	2.19
1.20%	2.89	—	1.33	1.42	2.18
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.52	—	1.33	1.41	2.17
1.30%	3.47	—	1.37	2.00	2.16
1.35%	1.49	—	1.36	1.99	2.15
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.78	2.75	1.35	1.39	2.13
1.45%	2.79	—	1.34	1.96	2.12
1.50%	1.45	—	1.34	1.95	2.11
1.55%	3.34	—	1.33	1.93	2.10
1.60%	1.54	—	1.32	1.35	2.09
1.65%	3.29	—	1.31	1.91	2.08
1.70%	2.93	—	1.30	1.89	2.07
1.75%	2.67	—	1.29	1.88	2.06
1.80%	2.88	—	1.28	1.87	2.04
1.85%	3.19	—	1.27	1.85	2.03
1.90%	—	—	1.27	1.84	2.02
1.95%	—	—	1.26	1.83	2.01
2.00%	—	—	1.25	1.82	2.00
2.05%	—	—	1.24	1.80	1.99
2.10%	—	—	1.23	1.79	1.98
2.15%	—	—	1.22	1.78	1.97
2.20%	—	—	1.21	1.77	1.96
2.25%	—	—	—	—	2.44

298	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$2.79	$—	$2.31	$2.89	$—
1.05%	2.38	—	2.01	2.30	—
1.10%	—	—	—	—	—
1.15%	2.50	—	2.36	2.27	2.64
1.20%	2.34	—	1.97	2.26	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.33	—	1.96	2.25	2.61
1.30%	2.45	—	2.31	2.24	—
1.35%	2.44	—	2.30	2.23	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.29	3.75	2.28	2.21	—
1.45%	2.40	—	2.26	2.20	—
1.50%	2.39	—	2.25	2.19	—
1.55%	2.37	—	2.24	2.18	—
1.60%	2.24	—	2.22	2.17	—
1.65%	2.34	—	2.20	2.16	—
1.70%	2.32	—	2.19	2.14	—
1.75%	2.31	—	2.17	2.13	—
1.80%	2.29	—	2.16	2.12	—
1.85%	2.28	—	2.14	2.11	—
1.90%	2.26	—	2.13	2.10	—
1.95%	2.25	—	2.11	2.09	—
2.00%	2.23	—	2.10	2.08	—
2.05%	2.22	—	2.09	2.07	—
2.10%	2.20	—	2.07	2.05	—
2.15%	2.18	—	2.06	2.04	—
2.20%	2.17	—	2.04	2.03	—
2.25%	2.52	—	2.09	2.61	—

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	$1.95	$2.10	$2.79	$1.48	$1.07
1.05%	—	2.08	1.73	1.72	0.98
1.10%	1.92	2.08	2.74	—	1.00
1.15%	2.01	2.41	2.81	3.79	1.06
1.20%	—	1.57	3.01	1.69	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.98	1.55	2.76	3.72	1.04
1.30%	—	2.36	3.54	3.03	0.96
1.35%	1.83	2.34	2.64	3.01	1.00
1.40%	—	—	2.69	—	—
1.40%	—	—	2.91	—	—
1.40%	3.71	3.45	—	2.99	1.20
1.45%	—	1.50	2.88	2.97	0.95
1.50%	1.72	1.48	2.86	2.95	0.98
1.55%	—	2.28	3.41	2.93	0.93
1.60%	1.76	1.49	2.79	2.91	0.96
1.65%	—	1.44	2.78	2.89	0.91
1.70%	1.93	1.43	2.76	2.87	0.89
1.75%	—	2.22	2.50	2.85	0.91
1.80%	1.88	2.85	2.49	2.83	0.88
1.85%	—	2.19	3.25	2.81	0.89
1.90%	—	2.17	2.23	2.80	0.90
1.95%	—	2.16	2.22	2.78	0.89
2.00%	—	2.14	2.20	2.76	0.88
2.05%	—	2.13	2.19	2.74	0.88
2.10%	—	2.11	2.17	2.72	0.87
2.15%	—	2.10	2.16	2.70	0.87
2.20%	—	2.09	2.14	2.68	0.86
2.25%	—	2.50	1.91	1.34	0.84

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	299

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	$1.70	$—	$1.66	$1.63	$—
1.05%	1.99	—	1.94	1.45	—
1.10%	—	—	—	1.61	—
1.15%	2.53	1.04	2.17	1.79	2.09
1.20%	2.43	—	1.91	1.49	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.49	1.04	1.90	1.76	2.08
1.30%	2.23	—	2.15	1.50	—
1.35%	2.22	—	2.14	1.55	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.35	—	1.87	2.26	—
1.45%	2.28	—	2.11	1.44	—
1.50%	2.24	—	2.10	1.66	—
1.55%	2.16	—	2.08	1.44	—
1.60%	2.23	—	1.82	1.63	—
1.65%	2.20	—	2.06	1.42	—
1.70%	2.18	—	2.04	1.43	—
1.75%	2.10	—	2.03	1.38	—
1.80%	2.29	—	2.01	1.37	—
1.85%	2.07	—	2.00	1.37	—
1.90%	2.06	—	1.99	1.34	—
1.95%	2.04	—	1.97	1.34	—
2.00%	2.03	—	1.96	1.33	—
2.05%	2.01	—	1.95	1.32	—
2.10%	2.00	—	1.93	1.31	—
2.15%	1.99	—	1.92	1.30	—
2.20%	1.97	—	1.91	1.29	—
2.25%	1.54	—	1.50	1.14	—

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	$2.49	$2.05	$2.94	$2.45	$1.55
1.05%	2.11	2.21	1.94	1.75	1.34
1.10%	2.45	2.01	2.89	—	—
1.15%	2.50	2.04	2.31	1.74	1.97
1.20%	2.60	2.71	2.36	1.73	1.32
1.25%	—	—	—	—	—
1.25%	—	2.01	—	—	—
1.25%	—	1.96	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.39	—	2.82	1.72	1.31
1.30%	2.99	3.27	2.88	1.71	1.93
1.35%	2.36	1.93	2.78	1.70	1.91
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.06	3.22	2.76	1.69	2.13
1.45%	2.51	2.61	2.28	1.68	1.89
1.50%	1.04	2.59	2.72	1.67	1.87
1.55%	2.88	3.14	2.77	1.66	1.86
1.60%	1.07	3.11	2.68	1.65	1.26
1.65%	2.84	3.09	2.73	1.65	1.84
1.70%	2.32	2.39	2.64	1.64	1.82
1.75%	2.41	2.50	2.18	1.63	1.81
1.80%	2.29	2.36	2.60	1.62	1.80
1.85%	2.75	2.99	2.65	1.61	1.79
1.90%	2.26	2.32	2.08	1.60	1.77
1.95%	2.25	2.31	2.07	1.59	1.76
2.00%	2.23	2.29	2.06	1.59	1.75
2.05%	2.22	2.28	2.04	1.58	1.74
2.10%	2.20	2.26	2.03	1.57	1.73
2.15%	2.18	2.24	2.01	1.56	1.71
2.20%	2.17	2.23	2.00	1.55	1.70
2.25%	2.48	2.34	—	2.21	1.40

300	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	$—	$3.05	$2.54	$—	$—
1.05%	2.21	—	2.09	—	—
1.10%	—	2.99	—	—	—
1.15%	2.66	3.27	2.87	3.82	1.05
1.20%	2.17	2.55	2.05	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.16	3.21	2.04	3.76	1.05
1.30%	2.61	—	2.81	—	—
1.35%	2.59	2.87	2.79	—	—
1.40%	—	2.70	—	—	—
1.40%	—	2.46	—	—	—
1.40%	2.12	—	2.01	—	—
1.45%	2.56	2.43	2.76	—	—
1.50%	2.54	2.41	2.74	—	—
1.55%	2.52	—	2.72	—	—
1.60%	2.07	2.65	1.96	—	—
1.65%	2.49	2.35	2.68	—	—
1.70%	2.47	2.33	2.66	—	—
1.75%	2.45	—	2.65	—	—
1.80%	2.44	2.88	2.63	—	—
1.85%	2.42	—	2.61	—	—
1.90%	2.40	—	2.59	—	—
1.95%	2.39	—	2.58	—	—
2.00%	2.37	—	2.56	—	—
2.05%	2.36	—	2.54	—	—
2.10%	2.34	—	2.52	—	—
2.15%	2.32	—	2.51	—	—
2.20%	2.31	—	2.49	—	—
2.25%	—	—	2.30	—	—

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	$1.38	$0.60	$1.24	$1.39	$2.15
1.05%	1.17	0.50	1.44	1.39	1.63
1.10%	1.35	—	—	—	—
1.15%	1.16	0.49	1.42	1.39	1.62
1.20%	1.35	0.49	1.42	1.39	1.61
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	—	—	—	—
1.25%	1.34	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.49	1.41	1.39	1.60
1.30%	1.13	0.49	1.40	1.38	1.59
1.35%	1.31	0.48	1.39	1.38	1.58
1.40%	1.30	—	—	—	—
1.40%	1.29	—	—	—	—
1.40%	—	0.48	1.38	1.38	1.57
1.45%	1.28	0.48	1.38	1.38	1.56
1.50%	1.26	0.47	1.37	1.38	1.56
1.55%	1.09	0.47	1.36	1.38	1.55
1.60%	1.25	0.47	1.35	1.38	1.54
1.65%	1.23	0.47	1.34	1.38	1.53
1.70%	1.22	0.46	1.34	1.38	1.52
1.75%	1.07	0.46	1.33	1.37	1.52
1.80%	1.07	0.46	1.32	1.37	1.51
1.85%	1.04	0.46	1.31	1.37	1.50
1.90%	1.05	0.45	1.31	1.37	1.49
1.95%	1.04	0.45	1.30	1.37	1.48
2.00%	1.03	0.45	1.29	1.37	1.48
2.05%	1.03	0.45	1.28	1.37	1.47
2.10%	1.02	0.45	1.27	1.37	1.46
2.15%	1.01	0.44	1.27	1.36	1.45
2.20%	1.01	0.44	1.26	1.36	1.44
2.25%	0.98	0.54	1.12	1.36	1.94

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	301

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	$2.79	$—	$—	$—	$—
1.05%	2.44	2.11	2.81	—	2.18
1.10%	—	—	—	—	—
1.15%	2.88	2.76	3.09	—	2.35
1.20%	2.40	2.07	2.76	1.41	2.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.39	2.06	2.74	1.40	2.13
1.30%	2.82	2.71	3.03	—	2.30
1.35%	2.80	2.69	3.01	—	2.29
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.78	2.03	2.99	1.63	2.27
1.45%	2.76	2.65	2.97	1.35	2.26
1.50%	2.74	2.63	2.95	1.34	2.24
1.55%	2.72	2.62	2.93	—	2.23
1.60%	2.70	1.98	2.91	2.85	2.21
1.65%	2.69	2.58	2.89	1.30	2.20
1.70%	2.67	2.56	2.87	1.29	2.18
1.75%	2.65	2.55	2.85	—	2.17
1.80%	2.63	2.53	2.83	2.76	2.15
1.85%	2.61	2.51	2.81	—	2.14
1.90%	2.60	2.49	2.79	—	2.12
1.95%	2.58	2.48	2.77	—	2.11
2.00%	2.56	2.46	2.75	—	2.09
2.05%	2.54	2.44	2.73	—	2.08
2.10%	2.53	2.43	2.72	—	2.07
2.15%	2.51	2.41	2.70	—	2.05
2.20%	2.49	2.39	2.68	—	2.04
2.25%	2.52	—	—	—	—

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	$1.49	$1.21	$1.32	$—	$—
1.05%	1.12	1.04	1.31	—	—
1.10%	—	—	—	—	—
1.15%	1.11	1.48	1.29	2.21	—
1.20%	1.11	1.02	1.29	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.02	1.28	2.17	—
1.30%	1.09	1.45	1.27	—	—
1.35%	1.09	1.44	1.27	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.08	1.00	1.26	—	2.26
1.45%	1.08	1.42	1.25	—	—
1.50%	1.07	1.41	1.25	—	2.17
1.55%	1.07	1.40	1.24	—	—
1.60%	1.06	0.98	1.23	—	2.19
1.65%	1.05	1.38	1.23	—	—
1.70%	1.05	1.37	1.22	—	2.10
1.75%	1.04	1.36	1.21	—	—
1.80%	1.04	1.35	1.21	—	2.07
1.85%	1.03	1.34	1.20	—	—
1.90%	1.03	1.33	1.19	—	—
1.95%	1.02	1.32	1.19	—	—
2.00%	1.02	1.32	1.18	—	—
2.05%	1.01	1.31	1.17	—	—
2.10%	1.00	1.30	1.17	—	—
2.15%	1.00	1.29	1.16	—	—
2.20%	0.99	1.28	1.16	—	—
2.25%	1.35	1.10	1.19	—	—

302	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	$2.96	$3.30	$—	$—	$—
1.05%	—	2.12	—	—	—
1.10%	2.91	3.25	—	—	—
1.15%	—	2.88	—	2.16	—
1.20%	—	3.04	2.95	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.83	3.17	2.93	2.12	—
1.30%	—	3.76	—	—	—
1.35%	2.78	3.12	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	3.49	2.86	2.12	2.35
1.45%	—	2.94	2.83	—	—
1.50%	—	3.43	2.81	2.06	2.31
1.55%	—	3.62	—	—	—
1.60%	—	3.37	3.31	2.07	2.28
1.65%	—	3.57	2.74	—	—
1.70%	—	3.33	2.71	—	2.27
1.75%	—	2.82	—	—	—
1.80%	—	3.27	3.21	—	2.21
1.85%	—	3.46	—	—	—
1.90%	—	2.60	—	—	—
1.95%	—	2.58	—	—	—
2.00%	—	2.56	—	—	—
2.05%	—	2.54	—	—	—
2.10%	—	2.53	—	—	—
2.15%	—	2.51	—	—	—
2.20%	—	2.49	—	—	—
2.25%	—	2.20	—	—	—

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	$—	$2.62	$1.90	$—	$1.24
1.05%	—	2.38	—	—	1.46
1.10%	—	2.58	1.86	—	—
1.15%	2.01	2.65	—	—	1.49
1.20%	—	2.66	—	2.27	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.97	2.52	1.82	2.25	1.42
1.30%	—	3.44	—	—	1.46
1.35%	—	2.48	1.78	—	1.45
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	2.40	—	2.20	1.40
1.45%	—	2.57	—	2.18	1.43
1.50%	—	2.36	—	2.16	1.42
1.55%	—	3.31	—	—	1.41
1.60%	—	2.32	—	2.22	1.37
1.65%	—	3.26	—	2.11	1.39
1.70%	—	2.28	—	2.09	1.38
1.75%	—	2.46	—	—	1.37
1.80%	—	2.25	—	2.15	1.36
1.85%	—	3.17	—	—	1.35
1.90%	—	2.39	—	—	1.34
1.95%	—	2.38	—	—	1.33
2.00%	—	2.36	—	—	1.32
2.05%	—	2.34	—	—	1.32
2.10%	—	2.33	—	—	1.31
2.15%	—	2.31	—	—	1.30
2.20%	—	2.30	—	—	1.29
2.25%	—	—	—	—	1.12

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	303

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	$5.07	$4.08	$—	$2.07	$2.04
1.05%	—	2.16	—	1.33	1.06
1.10%	4.98	4.02	—	2.04	2.01
1.15%	6.69	3.40	—	1.88	1.65
1.20%	—	4.42	—	2.04	3.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6.57	4.38	—	2.00	3.02
1.30%	—	4.69	—	2.73	2.18
1.35%	4.77	3.87	—	1.96	1.93
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6.43	4.27	1.59	2.69	2.77
1.45%	—	4.23	—	1.97	2.58
1.50%	4.40	4.20	1.35	1.96	2.56
1.55%	—	4.52	—	2.63	2.10
1.60%	4.33	3.92	1.25	2.61	2.81
1.65%	—	4.10	—	2.59	2.49
1.70%	—	4.06	—	1.74	2.47
1.75%	—	3.38	—	1.89	1.55
1.80%	—	3.80	—	1.72	1.92
1.85%	—	4.31	—	2.52	1.96
1.90%	—	3.07	—	1.69	1.49
1.95%	—	3.05	—	1.68	—
2.00%	—	3.03	—	1.67	1.47
2.05%	—	3.00	—	1.66	1.46
2.10%	—	2.98	—	1.65	1.45
2.15%	—	2.96	—	1.64	1.44
2.20%	—	2.94	—	1.63	1.43
2.25%	—	2.13	—	1.44	—

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	$1.73	$2.72	$—	$3.23	$1.81
1.05%	1.77	1.65	2.17	—	2.00
1.10%	—	2.68	—	3.18	1.77
1.15%	2.08	2.81	2.59	5.14	2.37
1.20%	3.04	2.83	2.13	3.11	1.27
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.81	—	—	—
1.25%	—	2.76	—	—	—
1.25%	3.02	—	2.12	5.04	2.32
1.30%	2.03	2.62	2.54	4.07	3.30
1.35%	2.02	2.56	2.52	3.06	1.70
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.52	2.72	2.08	3.34	1.14
1.45%	2.49	2.57	2.48	2.99	1.22
1.50%	2.47	2.54	2.47	3.29	1.12
1.55%	1.97	2.52	2.45	3.92	3.18
1.60%	2.41	2.67	2.03	3.24	2.33
1.65%	2.41	2.48	2.42	2.90	1.09
1.70%	2.39	2.45	2.40	3.18	1.08
1.75%	1.91	2.08	2.38	2.96	2.30
1.80%	2.47	2.08	2.37	3.13	2.26
1.85%	1.89	2.41	2.35	3.75	3.04
1.90%	1.87	1.89	2.34	—	2.16
1.95%	1.86	1.87	2.32	—	2.15
2.00%	1.85	1.86	2.30	—	2.13
2.05%	1.84	1.85	2.29	—	2.12
2.10%	1.82	1.84	2.27	—	2.10
2.15%	1.81	1.82	2.26	—	2.09
2.20%	1.80	1.81	2.24	—	2.08
2.25%	1.56	—	—	—	—

304	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	$—	$2.33	$—	$2.78	$1.91
1.05%	—	1.99	—	1.91	—
1.10%	—	—	—	—	1.90
1.15%	—	2.81	—	1.89	1.90
1.20%	—	5.43	—	2.04	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	5.38	—	2.03	1.89
1.30%	—	2.75	—	1.86	—
1.35%	—	2.73	—	1.85	1.88
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.41	4.68	2.05	2.15	1.87
1.45%	—	5.19	—	1.95	1.87
1.50%	1.13	5.14	1.76	1.94	1.86
1.55%	—	2.66	—	1.81	—
1.60%	1.07	3.63	1.79	1.95	1.85
1.65%	—	5.01	—	1.89	1.85
1.70%	—	4.96	—	1.87	1.84
1.75%	—	2.59	—	1.77	—
1.80%	—	3.53	—	3.18	1.83
1.85%	—	2.55	—	1.75	—
1.90%	—	2.54	—	1.74	—
1.95%	—	2.52	—	1.74	—
2.00%	—	2.50	—	1.73	—
2.05%	—	2.48	—	1.72	—
2.10%	—	2.47	—	1.71	—
2.15%	—	2.45	—	1.70	—
2.20%	—	2.43	—	1.69	—
2.25%	—	2.11	—	2.51	—

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
1.00%	$1.89	$3.25	$1.93	$1.87	$2.23
1.05%	1.88	2.02	—	—	1.95
1.10%	1.88	3.20	1.91	1.85	—
1.15%	1.87	2.44	1.90	—	1.93
1.20%	1.87	2.67	1.88	1.83	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.86	3.12	1.87	1.82	1.91
1.30%	1.86	3.21	—	1.81	1.90
1.35%	1.85	3.08	1.85	1.80	1.89
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.85	3.05	2.46	1.79	1.88
1.45%	1.84	2.58	1.83	1.78	1.87
1.50%	1.83	3.01	1.82	1.77	1.86
1.55%	1.83	3.09	—	1.76	1.85
1.60%	1.82	2.96	1.80	1.75	1.84
1.65%	1.82	3.04	1.79	1.74	1.83
1.70%	1.81	2.92	1.78	1.73	1.82
1.75%	1.81	2.47	—	1.72	1.81
1.80%	1.80	2.87	1.76	1.71	1.80
1.85%	1.80	2.95	—	1.70	1.79
1.90%	1.79	2.21	—	—	1.78
1.95%	1.79	2.19	—	—	1.77
2.00%	1.78	2.18	—	—	1.76
2.05%	1.78	2.16	—	—	1.75
2.10%	1.77	2.15	—	—	1.74
2.15%	1.77	2.13	—	—	1.73
2.20%	1.76	2.12	—	—	1.72
2.25%	1.76	2.19	—	—	2.01

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	305

Subaccount	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	$3.22	$—	$1.61	$—	$—
1.05%	—	—	1.29	1.84	—
1.10%	3.17	—	—	—	—
1.15%	—	—	1.27	2.19	—
1.20%	2.78	—	1.26	1.81	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.10	—	1.26	1.80	—
1.30%	3.28	—	1.25	2.15	—
1.35%	3.05	—	1.24	2.13	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.03	2.54	1.24	1.77	1.68
1.45%	2.68	—	1.23	2.10	—
1.50%	2.98	—	1.22	2.09	1.67
1.55%	3.16	—	1.22	2.08	—
1.60%	2.94	—	1.21	1.73	1.66
1.65%	3.11	—	1.21	2.05	—
1.70%	2.87	—	1.20	2.03	—
1.75%	2.57	—	1.19	2.02	—
1.80%	2.82	—	1.19	2.01	—
1.85%	3.02	—	1.18	1.99	—
1.90%	—	—	1.17	1.98	—
1.95%	—	—	1.17	1.97	—
2.00%	—	—	1.16	1.95	—
2.05%	—	—	1.16	1.94	—
2.10%	—	—	1.15	1.93	—
2.15%	—	—	1.14	1.91	—
2.20%	—	—	1.14	1.90	—
2.25%	—	—	1.46	—	—

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
1.00%	$1.70	$1.76	$—	$—	$—
1.05%	1.69	1.45	—	—	—
1.10%	1.69	1.73	—	—	—
1.15%	1.68	1.69	—	1.75	—
1.20%	1.68	1.83	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	1.69	—	1.72	—
1.30%	1.67	2.28	—	—	—
1.35%	1.66	1.67	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.66	2.08	4.03	1.54	2.28
1.45%	1.65	1.77	—	—	—
1.50%	1.65	2.05	—	1.52	—
1.55%	1.64	2.20	—	—	—
1.60%	1.64	2.02	—	1.24	—
1.65%	1.63	2.17	—	—	—
1.70%	1.63	1.99	—	—	—
1.75%	1.62	1.70	—	—	—
1.80%	1.62	1.96	—	—	—
1.85%	1.62	2.10	—	—	—
1.90%	1.61	1.53	—	—	—
1.95%	1.61	1.52	—	—	—
2.00%	1.60	1.51	—	—	—
2.05%	1.60	1.50	—	—	—
2.10%	1.59	1.49	—	—	—
2.15%	1.59	1.48	—	—	—
2.20%	1.58	1.47	—	—	—
2.25%	1.58	—	—	—	—

306	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	$—	$—	$2.41	$—	$—
1.05%	—	—	1.96	—	—
1.10%	—	—	—	—	—
1.15%	1.44	—	1.47	—	—
1.20%	—	—	1.93	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.42	—	1.44	—	—
1.30%	—	—	1.91	—	—
1.35%	—	—	1.90	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.30	1.29	1.33	3.30	1.43
1.45%	—	—	1.88	—	—
1.50%	1.28	1.27	1.30	3.27	1.39
1.55%	—	—	1.86	—	—
1.60%	1.26	1.14	1.26	3.24	1.37
1.65%	—	—	1.84	—	—
1.70%	—	—	1.83	—	—
1.75%	—	—	1.82	—	—
1.80%	—	—	1.81	—	—
1.85%	—	—	1.80	—	—
1.90%	—	—	1.79	—	—
1.95%	—	—	1.78	—	—
2.00%	—	—	1.77	—	—
2.05%	—	—	1.76	—	—
2.10%	—	—	1.75	—	—
2.15%	—	—	1.74	—	—
2.20%	—	—	1.73	—	—
2.25%	—	—	2.17	—	—

Subaccount	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$—	$—	$—	$1.30
1.05%	—	—	—	—	1.30
1.10%	—	—	—	—	1.29
1.15%	—	—	2.23	2.04	1.29
1.20%	—	—	2.21	—	1.29
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.19	2.00	1.29
1.30%	—	—	—	—	1.29
1.35%	—	—	—	—	1.28
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.96	4.31	2.10	2.45	1.28
1.45%	—	—	2.08	—	1.28
1.50%	1.94	3.53	2.06	2.41	1.28
1.55%	—	—	—	—	1.28
1.60%	2.05	3.49	3.23	2.37	1.28
1.65%	—	—	2.01	—	1.27
1.70%	—	—	1.99	2.34	1.27
1.75%	—	—	—	—	1.27
1.80%	—	—	3.13	2.30	1.27
1.85%	—	—	—	—	1.27
1.90%	—	—	—	—	1.27
1.95%	—	—	—	—	1.26
2.00%	—	—	—	—	1.26
2.05%	—	—	—	—	1.26
2.10%	—	—	—	—	1.26
2.15%	—	—	—	—	1.26
2.20%	—	—	—	—	1.25
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	307

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	$—	$2.41	$—	$—	$2.40
1.05%	—	2.33	—	—	1.74
1.10%	—	2.37	—	—	2.36
1.15%	3.36	2.16	—	2.51	2.23
1.20%	—	2.73	—	—	2.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.30	2.12	—	2.46	2.19
1.30%	—	3.67	—	—	2.27
1.35%	—	2.26	—	—	2.26
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.30	2.60	2.21	—	2.03
1.45%	—	2.63	—	—	1.99
1.50%	2.18	2.56	1.80	—	2.00
1.55%	—	3.53	—	—	2.19
1.60%	1.98	2.52	1.86	—	1.97
1.65%	—	3.48	—	—	2.16
1.70%	—	2.48	—	—	1.93
1.75%	—	2.52	—	—	1.91
1.80%	—	2.44	—	—	1.87
1.85%	—	3.38	—	—	2.09
1.90%	—	2.52	—	—	1.78
1.95%	—	2.50	—	—	1.77
2.00%	—	2.48	—	—	1.75
2.05%	—	2.46	—	—	1.74
2.10%	—	2.45	—	—	1.73
2.15%	—	2.43	—	—	1.72
2.20%	—	2.41	—	—	1.71
2.25%	—	—	—	—	1.62

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	$—	$4.29	$1.77	$2.11	$3.94
1.05%	—	2.31	1.12	1.88	—
1.10%	—	4.22	—	—	3.88
1.15%	3.43	2.74	1.11	1.86	—
1.20%	2.63	3.87	1.10	1.85	3.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.37	2.70	1.10	1.84	3.79
1.30%	—	4.68	1.09	1.83	4.11
1.35%	—	4.06	1.09	1.82	3.73
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.46	3.93	1.08	1.81	3.70
1.45%	2.51	3.74	1.07	1.80	2.99
1.50%	2.27	3.86	1.07	1.79	3.65
1.55%	—	4.51	1.06	1.78	3.96
1.60%	2.60	3.72	1.06	1.77	3.59
1.65%	2.21	4.34	1.05	1.76	3.90
1.70%	2.19	3.74	1.05	1.75	3.54
1.75%	—	3.58	1.04	1.75	2.86
1.80%	4.49	3.60	1.04	1.74	3.48
1.85%	—	4.22	1.03	1.73	3.79
1.90%	—	3.13	1.02	1.72	—
1.95%	—	3.11	1.02	1.71	—
2.00%	—	3.09	1.01	1.70	—
2.05%	—	3.06	1.01	1.69	—
2.10%	—	3.04	1.00	1.68	—
2.15%	—	3.02	1.00	1.67	—
2.20%	—	3.00	0.99	1.66	—
2.25%	—	1.77	1.60	1.91	—

308	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	$—	$—	$2.20	$—	$3.10
1.05%	1.68	—	1.88	—	1.96
1.10%	—	—	2.17	—	3.05
1.15%	2.93	—	2.15	—	2.75
1.20%	1.65	—	2.22	—	3.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.64	—	2.12	—	3.01
1.30%	2.87	—	2.74	—	4.01
1.35%	2.85	—	2.09	—	2.94
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.62	2.92	2.56	3.91	2.94
1.45%	2.81	—	2.15	—	2.92
1.50%	2.79	—	2.52	—	2.89
1.55%	2.77	—	2.63	—	3.86
1.60%	1.58	—	2.47	—	3.42
1.65%	2.73	—	2.59	—	2.80
1.70%	2.72	—	2.43	—	2.80
1.75%	2.70	—	2.06	—	2.78
1.80%	2.68	—	2.39	—	3.31
1.85%	2.66	—	2.52	—	3.69
1.90%	2.64	—	1.94	—	2.48
1.95%	2.62	—	1.92	—	2.47
2.00%	2.61	—	1.91	—	2.45
2.05%	2.59	—	1.90	—	2.43
2.10%	2.57	—	1.88	—	2.42
2.15%	2.55	—	1.87	—	2.40
2.20%	2.54	—	1.86	—	2.38
2.25%	—	—	2.04	—	2.00

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	$—	$2.03	$—	$3.46	$1.42
1.05%	—	1.51	—	2.08	1.47
1.10%	—	1.99	—	3.40	—
1.15%	—	1.65	—	2.96	1.46
1.20%	—	1.96	—	3.05	1.45
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.94	—	3.32	1.44
1.30%	—	1.73	—	4.22	1.43
1.35%	—	1.92	—	3.27	1.43
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.21	1.90	2.13	3.90	1.42
1.45%	—	1.88	—	2.94	1.41
1.50%	—	1.87	—	3.84	1.40
1.55%	—	1.78	—	4.06	1.40
1.60%	—	1.74	—	3.78	1.39
1.65%	—	1.82	—	4.00	1.38
1.70%	—	1.81	—	3.73	1.38
1.75%	—	1.56	—	2.82	1.37
1.80%	—	1.68	—	3.67	1.36
1.85%	—	1.60	—	3.89	1.35
1.90%	—	1.49	—	2.68	1.35
1.95%	—	1.48	—	2.66	1.34
2.00%	—	1.47	—	2.64	1.33
2.05%	—	1.46	—	2.62	1.32
2.10%	—	1.45	—	2.60	1.32
2.15%	—	1.44	—	2.59	1.31
2.20%	—	1.43	—	2.57	1.30
2.25%	—	1.22	—	2.46	1.28

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	309

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	$—	$—	$—	$1.12	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	1.12	—
1.15%	—	—	—	1.12	—
1.20%	—	—	—	1.12	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.12	—
1.30%	—	—	—	1.12	—
1.35%	—	—	—	1.12	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.61	2.00	1.12	1.12	2.11
1.45%	—	—	—	1.12	—
1.50%	—	—	—	1.12	—
1.55%	—	—	—	1.12	—
1.60%	—	—	—	1.12	—
1.65%	—	—	—	1.12	—
1.70%	—	—	—	1.12	—
1.75%	—	—	—	1.12	—
1.80%	—	—	—	1.12	—
1.85%	—	—	—	1.12	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	$3.18	$—	$—	$—	$—
1.05%	2.35	—	—	—	—
1.10%	3.13	—	—	—	—
1.15%	2.65	—	—	—	—
1.20%	2.65	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.63	—	—	—	—
1.30%	3.17	—	—	—	—
1.35%	3.01	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.57	1.30	1.30	3.32	2.42
1.45%	2.55	—	—	—	—
1.50%	2.53	—	—	—	—
1.55%	3.06	—	—	—	—
1.60%	2.90	—	—	—	—
1.65%	2.47	—	—	—	—
1.70%	2.45	—	—	—	—
1.75%	2.69	—	—	—	—
1.80%	2.79	—	—	—	—
1.85%	2.92	—	—	—	—
1.90%	2.39	—	—	—	—
1.95%	2.38	—	—	—	—
2.00%	2.36	—	—	—	—
2.05%	2.34	—	—	—	—
2.10%	2.33	—	—	—	—
2.15%	2.31	—	—	—	—
2.20%	2.30	—	—	—	—
2.25%	—	—	—	—	—

310	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	$—	$1.83	$1.30	$—	$2.49
1.05%	—	1.21	—	—	—
1.10%	—	1.80	1.28	—	2.45
1.15%	2.03	1.65	—	—	—
1.20%	—	1.18	—	—	2.54
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.99	1.62	1.25	—	2.39
1.30%	—	2.33	—	—	3.03
1.35%	—	1.73	1.23	—	2.36
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.71	1.63	1.49	1.57	2.98
1.45%	—	1.02	—	—	2.45
1.50%	1.69	1.01	—	—	2.44
1.55%	—	2.25	—	—	2.91
1.60%	1.66	1.77	—	—	2.89
1.65%	—	0.99	—	—	2.87
1.70%	1.63	0.98	—	—	—
1.75%	—	1.78	—	—	2.35
1.80%	1.53	1.70	—	—	—
1.85%	—	2.15	—	—	2.79
1.90%	—	1.59	—	—	—
1.95%	—	1.58	—	—	—
2.00%	—	1.57	—	—	—
2.05%	—	1.56	—	—	—
2.10%	—	1.55	—	—	—
2.15%	—	1.54	—	—	—
2.20%	—	1.53	—	—	—
2.25%	—	—	—	—	—

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	$—	$—	$2.51	$—	$—
1.05%	1.73	—	2.50	—	—
1.10%	—	—	2.49	—	—
1.15%	2.40	—	2.48	—	—
1.20%	1.70	—	2.48	—	—
1.25%	—	—	2.47	—	—
1.25%	—	—	2.47	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.69	—	—	—	—
1.30%	2.35	—	2.46	—	—
1.35%	2.33	—	2.45	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.32	4.66	2.44	4.05	4.96
1.45%	2.30	—	2.43	—	—
1.50%	2.29	—	2.42	3.34	4.08
1.55%	2.27	—	2.41	—	—
1.60%	2.25	—	2.40	3.44	4.62
1.65%	2.24	—	2.40	—	—
1.70%	2.22	—	2.39	—	—
1.75%	2.21	—	2.38	—	—
1.80%	2.19	—	2.37	—	—
1.85%	2.18	—	2.36	—	—
1.90%	2.16	—	2.35	—	—
1.95%	2.15	—	2.34	—	—
2.00%	2.13	—	2.34	—	—
2.05%	2.12	—	2.33	—	—
2.10%	2.11	—	2.32	—	—
2.15%	2.09	—	2.31	—	—
2.20%	2.08	—	2.30	—	—
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	311

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	$2.98	$1.70	$1.26	$1.77	$—
1.05%	—	—	1.77	1.43	—
1.10%	2.93	1.67	—	—	—
1.15%	—	1.77	2.08	1.86	—
1.20%	—	1.98	1.74	1.40	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.63	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.74	—	—	—
1.25%	2.86	—	1.73	1.39	—
1.30%	—	2.45	2.04	1.82	—
1.35%	2.81	1.60	2.02	1.81	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.97	2.01	1.37	3.00
1.45%	—	1.91	2.00	1.78	—
1.50%	—	1.94	1.98	1.77	2.95
1.55%	—	2.36	1.97	1.76	—
1.60%	—	1.90	1.96	1.34	3.14
1.65%	—	2.33	1.94	1.73	—
1.70%	—	1.87	1.93	1.72	—
1.75%	—	1.83	1.92	1.71	—
1.80%	—	1.81	1.90	1.70	—
1.85%	—	2.26	1.89	1.69	—
1.90%	—	—	1.88	1.68	—
1.95%	—	—	1.86	1.67	—
2.00%	—	—	1.85	1.65	—
2.05%	—	—	1.84	1.64	—
2.10%	—	—	1.83	1.63	—
2.15%	—	—	1.81	1.62	—
2.20%	—	—	1.80	1.61	—
2.25%	—	—	1.14	1.60	—

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	$1.83	$1.84	$1.29	$1.29	$1.03
1.05%	1.83	1.83	1.28	1.28	—
1.10%	—	—	—	—	—
1.15%	1.81	1.82	1.27	1.27	—
1.20%	1.81	1.81	1.27	1.27	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.80	1.80	1.26	1.26	1.03
1.30%	1.79	1.79	1.26	1.26	—
1.35%	1.79	1.79	1.25	1.25	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.78	1.78	1.25	1.25	1.03
1.45%	1.77	1.77	1.24	1.24	1.03
1.50%	1.77	1.77	1.24	1.24	—
1.55%	1.76	1.76	1.23	1.23	1.03
1.60%	1.75	1.75	1.23	1.23	1.03
1.65%	1.75	1.75	1.22	1.22	1.03
1.70%	1.74	1.74	1.22	1.22	1.03
1.75%	1.73	1.73	1.21	1.21	1.03
1.80%	1.73	1.73	1.21	1.21	1.03
1.85%	1.72	1.72	1.21	1.20	1.03
1.90%	1.71	1.71	1.20	1.20	1.03
1.95%	1.71	1.71	1.20	1.20	1.03
2.00%	1.70	1.70	1.19	1.19	1.03
2.05%	1.69	1.69	1.19	1.19	1.03
2.10%	1.69	1.69	1.18	1.18	1.03
2.15%	1.68	1.68	1.18	1.18	1.03
2.20%	1.67	1.68	1.17	1.17	1.03
2.25%	1.67	1.67	1.17	1.17	1.03

312	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	$1.04	$1.10	$1.14	$1.22	$1.18
1.05%	—	1.10	1.14	1.22	1.18
1.10%	—	—	—	—	—
1.15%	—	1.10	1.14	1.21	1.18
1.20%	1.04	1.09	1.13	1.21	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.09	1.13	1.21	1.17
1.30%	—	1.09	1.13	1.20	1.17
1.35%	—	1.09	1.13	1.20	1.17
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.04	1.09	1.13	1.20	1.17
1.45%	1.04	1.08	1.12	1.20	1.16
1.50%	—	1.08	1.12	1.19	1.16
1.55%	1.04	1.08	1.12	1.19	1.16
1.60%	1.04	1.08	1.12	1.19	1.16
1.65%	1.04	1.07	1.11	1.19	1.15
1.70%	1.04	1.07	1.11	1.18	1.15
1.75%	1.04	1.07	1.11	1.18	1.15
1.80%	1.04	1.07	1.11	1.18	1.15
1.85%	1.04	1.07	1.10	1.18	1.14
1.90%	1.04	1.06	1.10	1.17	1.14
1.95%	1.04	1.06	1.10	1.17	1.14
2.00%	1.04	1.06	1.10	1.17	1.14
2.05%	1.04	1.06	1.10	1.17	1.13
2.10%	1.04	1.05	1.09	1.16	1.13
2.15%	1.04	1.05	1.09	1.16	1.13
2.20%	1.04	1.05	1.09	1.16	1.13
2.25%	1.04	1.05	1.09	1.16	1.12

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	$1.56	$1.56	$1.70	$1.70	$1.42
1.05%	1.56	1.56	1.69	1.69	1.41
1.10%	—	—	—	—	—
1.15%	1.54	1.55	1.68	1.68	1.40
1.20%	1.54	1.54	1.67	1.67	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.53	1.67	1.67	1.39
1.30%	1.53	1.53	1.66	1.66	1.38
1.35%	1.52	1.52	1.65	1.66	1.38
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.52	1.52	1.65	1.65	1.37
1.45%	1.51	1.51	1.64	1.64	1.37
1.50%	1.50	1.50	1.63	1.64	1.36
1.55%	1.50	1.50	1.63	1.63	1.36
1.60%	1.49	1.49	1.62	1.62	1.35
1.65%	1.49	1.49	1.62	1.62	1.35
1.70%	1.48	1.48	1.61	1.61	1.34
1.75%	1.47	1.48	1.60	1.61	1.34
1.80%	1.47	1.47	1.60	1.60	1.33
1.85%	1.46	1.46	1.59	1.59	1.32
1.90%	1.46	1.46	1.58	1.59	1.32
1.95%	1.45	1.45	1.58	1.58	1.32
2.00%	1.45	1.45	1.57	1.57	1.31
2.05%	1.44	1.44	1.57	1.57	1.31
2.10%	1.43	1.44	1.56	1.56	1.30
2.15%	1.43	1.43	1.55	1.56	1.29
2.20%	1.42	1.43	1.55	1.55	1.29
2.25%	1.42	1.42	1.54	1.54	1.28

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	313

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	$1.42	$2.87	$1.11	$1.21	$1.16
1.05%	1.41	1.89	—	—	—
1.10%	—	2.83	—	—	—
1.15%	1.40	2.54	—	—	—
1.20%	1.39	2.79	1.11	1.21	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	2.77	1.11	1.21	1.16
1.30%	1.38	3.59	—	—	—
1.35%	1.38	2.72	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.37	2.71	1.11	1.21	1.16
1.45%	1.37	2.69	1.11	1.21	1.16
1.50%	1.36	2.67	—	—	—
1.55%	1.36	3.46	1.11	1.20	1.16
1.60%	1.35	3.18	1.10	1.20	1.15
1.65%	1.35	2.60	1.10	1.20	1.15
1.70%	1.34	2.58	1.10	1.20	1.15
1.75%	1.34	2.52	1.10	1.20	1.15
1.80%	1.33	3.08	1.10	1.20	1.15
1.85%	1.33	3.30	1.10	1.20	1.15
1.90%	1.32	2.29	1.10	1.20	1.15
1.95%	1.32	2.28	1.10	1.20	1.15
2.00%	1.31	2.26	1.10	1.20	1.15
2.05%	1.31	2.25	1.10	1.20	1.15
2.10%	1.30	2.23	1.10	1.20	1.15
2.15%	1.30	2.22	1.10	1.20	1.15
2.20%	1.29	2.20	1.10	1.20	1.15
2.25%	1.29	2.02	1.10	1.19	1.15

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	$1.89	$2.69	$—	$2.10	$2.34
1.05%	1.84	2.18	2.00	—	1.64
1.10%	—	—	—	2.07	2.30
1.15%	3.26	2.93	2.28	—	1.85
1.20%	1.81	2.15	2.14	—	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.80	2.13	2.12	2.02	2.25
1.30%	3.20	2.87	2.23	—	2.50
1.35%	3.18	2.85	2.22	1.99	2.22
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3.50	3.79	2.05	—	2.20
1.45%	3.13	2.81	2.04	—	1.95
1.50%	2.27	3.71	2.02	—	2.17
1.55%	3.09	2.77	2.16	—	2.41
1.60%	1.69	2.82	2.64	—	2.13
1.65%	3.05	2.73	1.97	—	2.38
1.70%	3.03	2.72	1.95	—	2.10
1.75%	3.01	2.70	2.10	—	1.87
1.80%	2.99	2.68	2.57	—	2.07
1.85%	2.97	2.66	2.07	—	2.31
1.90%	2.95	2.64	2.06	—	1.67
1.95%	2.93	2.63	—	—	—
2.00%	2.91	2.61	2.03	—	1.65
2.05%	2.89	2.59	2.02	—	1.64
2.10%	2.87	2.57	2.00	—	1.63
2.15%	2.85	2.55	1.99	—	1.62
2.20%	2.83	2.54	1.98	—	1.61
2.25%	1.71	2.43	—	—	—

314	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	$2.35	$4.28	$2.19	$2.16	$2.38
1.05%	—	2.66	—	2.15	2.33
1.10%	2.31	4.21	2.18	2.14	2.37
1.15%	—	3.12	—	2.14	3.08
1.20%	—	3.18	—	2.13	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.25	4.12	2.16	2.12	1.15
1.30%	—	4.33	—	2.12	3.02
1.35%	2.21	4.05	2.14	2.11	3.00
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	4.02	—	2.10	1.12
1.45%	—	3.07	—	2.10	1.11
1.50%	—	3.96	—	2.09	1.10
1.55%	—	4.17	—	2.08	2.92
1.60%	—	3.90	—	2.08	4.56
1.65%	—	4.11	—	2.07	1.07
1.70%	—	3.84	—	2.06	1.06
1.75%	—	2.94	—	2.06	2.84
1.80%	—	3.78	—	2.05	4.43
1.85%	—	3.99	—	2.04	2.80
1.90%	—	2.82	—	2.04	2.78
1.95%	—	—	—	—	—
2.00%	—	2.78	—	2.02	2.74
2.05%	—	2.76	—	2.02	2.72
2.10%	—	2.74	—	2.01	2.71
2.15%	—	2.72	—	2.00	2.69
2.20%	—	2.70	—	2.00	2.67
2.25%	—	—	—	—	—

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	—	33,029	48,080	—	—
1.05%	—	—	16,922	—	46,943
1.10%	64,374	154,076	583,141	—	—
1.15%	—	—	1,887	—	644,497
1.20%	7,424	8,330	40,649	—	75,534
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,083	90,181	243,282	—	9,512
1.30%	2,116	27,096	58,377	—	555,357
1.35%	37,009	243,177	1,255,775	—	678,523
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	4,128	119,706	35,295	160,691	462,483
1.45%	16,709	28,909	39,250	—	325,447
1.50%	—	4,176	37,875	19,803	579,816
1.55%	37,798	76,055	76,058	—	202,075
1.60%	12,673	229,108	2,193	97,319	422,480
1.65%	—	14,639	77,790	—	414,635
1.70%	—	21,455	8,738	—	2,019,134
1.75%	—	—	17,037	—	700,589
1.80%	—	3,037	1,316	—	417,278
1.85%	—	—	7,952	—	147,339
1.90%	—	—	84,266	—	1,874,103
1.95%	—	—	—	—	629,980
2.00%	—	10,465	—	—	27,209
2.05%	—	—	919	—	198,961
2.10%	6,331	—	277	—	353,502
2.15%	—	—	—	—	293,440
2.20%	—	—	—	—	7,143
2.25%	—	—	—	—	—
Total	195,645	1,063,439	2,637,079	277,813	11,085,980

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	315

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	49,213	—	—	—	—
1.05%	—	—	—	—	—
1.10%	283,513	—	—	—	—
1.15%	—	—	1,055,348	—	—
1.20%	25,709	—	—	51,231	21,748
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	158,063	—	—	—	—
1.30%	14,505	—	886,682	—	—
1.35%	756,006	—	1,122,935	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	252,739	112,280	549,115	—	16,454
1.45%	2,361	—	474,788	—	—
1.50%	10,578	—	1,097,421	—	28,636
1.55%	37,188	—	399,273	—	—
1.60%	347,664	—	496,489	—	2,650
1.65%	—	—	505,592	—	—
1.70%	279	—	3,676,505	158	—
1.75%	—	—	1,179,840	—	—
1.80%	—	—	630,950	—	—
1.85%	—	—	303,334	—	—
1.90%	—	—	3,293,534	16,267	—
1.95%	—	—	1,011,779	—	—
2.00%	—	—	84,766	—	—
2.05%	—	—	379,959	—	—
2.10%	—	—	640,399	—	—
2.15%	—	—	654,835	—	13,640
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,937,818	112,280	18,443,544	67,656	83,128

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	—	—	—	—	—
1.05%	1,872	—	64	1,678	—
1.10%	—	—	—	—	—
1.15%	270,995	—	1,886	—	1,108
1.20%	83,635	—	—	22,598	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	22,866
1.30%	357,818	—	1,104	—	—
1.35%	319,999	—	1,580	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2	84,766	9,354	—	—
1.45%	240,013	—	19,872	12,151	—
1.50%	185,194	—	7,302	—	—
1.55%	71,808	—	—	—	—
1.60%	43,406	—	9,536	—	—
1.65%	193,296	—	—	13,641	—
1.70%	777,966	—	11,401	18,625	—
1.75%	412,337	—	—	2,373	—
1.80%	44,572	—	—	5,888	—
1.85%	35,560	—	—	—	—
1.90%	531,258	—	4,095	—	—
1.95%	481,694	—	15,023	—	—
2.00%	5,123	—	—	—	—
2.05%	13,371	—	—	—	—
2.10%	103,324	—	—	—	—
2.15%	190,294	—	—	—	—
2.20%	7,267	—	—	—	—
2.25%	—	—	—	—	—
Total	4,370,804	84,766	81,217	76,954	23,974

316	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	17,489	45,475	36,648	—	351,856
1.05%	—	—	34,411	14,324	95,394
1.10%	154,911	326,054	220,051	—	1,832,190
1.15%	26,170	290,664	549,867	151,566	650,957
1.20%	—	447,794	199,639	122,112	1,288,202
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	53,985	918,104	101,739	4,352	1,522,158
1.30%	—	457,718	374,285	192,278	902,127
1.35%	147,765	634,742	786,569	208,444	2,957,096
1.40%	—	—	82,989	—	—
1.40%	—	—	380,993	—	—
1.40%	435,724	812,471	—	128,645	3,009,280
1.45%	—	612,791	442,024	126,123	1,876,019
1.50%	9,790	998,663	467,765	180,774	2,374,502
1.55%	—	218,703	165,286	74,475	2,795,758
1.60%	436,252	509,390	406,005	129,613	1,736,869
1.65%	—	377,824	357,421	132,743	838,025
1.70%	8,684	1,336,334	1,837,653	667,028	4,473,198
1.75%	—	342,139	639,415	252,934	940,423
1.80%	—	160,066	240,150	134,937	900,878
1.85%	—	68,513	90,150	41,001	648,543
1.90%	—	914,070	1,832,662	575,000	3,755,970
1.95%	—	142,014	748,531	223,887	155,578
2.00%	—	14,950	22,177	10,930	101,954
2.05%	—	25,591	209,446	50,490	515,375
2.10%	—	136,876	363,709	110,442	637,189
2.15%	—	144,138	312,511	94,077	148,680
2.20%	—	—	9,735	2,940	12,044
2.25%	—	—	—	—	—
Total	1,290,770	9,935,084	10,911,831	3,629,115	34,520,265

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	—	—	12,797	134,223	—
1.05%	4,331	—	23,601	74,251	—
1.10%	—	—	—	633,005	—
1.15%	102,612	6,373	137,438	68,377	63,211
1.20%	81,803	—	36,129	338,781	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74,060	233,557	9,387	175,199	81,153
1.30%	48,087	—	84,386	220,105	—
1.35%	56,443	—	127,834	555,918	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	328,845	—	30,459	840,130	—
1.45%	91,283	—	167,888	531,792	—
1.50%	85,802	—	140,653	674,483	—
1.55%	17,954	—	58,640	227,569	—
1.60%	350,485	—	25,271	256,192	—
1.65%	72,517	—	112,635	419,905	—
1.70%	378,922	—	577,879	897,816	—
1.75%	187,538	—	405,829	243,366	—
1.80%	119,244	—	58,672	115,907	—
1.85%	30,609	—	35,158	79,436	—
1.90%	303,469	—	438,197	758,110	—
1.95%	129,426	—	261,562	182,910	—
2.00%	22,812	—	11,905	—	—
2.05%	52,211	—	21,917	44,760	—
2.10%	104,463	—	100,487	88,754	—
2.15%	96,061	—	172,957	126,305	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	2,738,977	239,930	3,051,681	7,687,294	144,364

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	317

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	229	146,961	494	—	—
1.05%	—	35,313	—	3,982	30,778
1.10%	18,273	616,853	12,833	—	—
1.15%	459	129,538	19,008	—	—
1.20%	4,369	139,426	14,962	1,306	7,787
1.25%	—	—	—	—	—
1.25%	—	37,222	—	—	—
1.25%	—	286,897	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1,324	184,434	11,136	—	—
1.35%	6,445	1,005,091	29,044	2,797	2,929
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	176,776	7,245	391,130	—	155,045
1.45%	—	315,191	4,114	28,163	—
1.50%	27,127	260,777	29,241	2,777	9,295
1.55%	5,602	199,043	11,308	—	2
1.60%	11,928	3,160	39,589	—	2,996
1.65%	—	43,949	3,205	—	—
1.70%	93,386	185,675	54,218	18,270	59
1.75%	20,897	103,512	10,680	19,492	—
1.80%	—	5,591	31,626	—	—
1.85%	856	88	5,600	—	4,152
1.90%	25,556	46,122	96,638	—	—
1.95%	—	—	—	—	—
2.00%	—	36,089	1,664	—	—
2.05%	6,536	—	3,339	—	—
2.10%	11,363	—	8,342	—	—
2.15%	1,465	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	412,591	3,788,177	778,171	76,787	213,043

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	—	—	—	—	—
1.05%	—	—	22,650	—	—
1.10%	—	8,436	—	—	—
1.15%	4,426	13,862	3,296	2,217	16,063
1.20%	—	32,754	35,825	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	63,593	4,648	2,618	188,587
1.30%	—	—	6,174	—	—
1.35%	1,082	78,355	8,909	—	—
1.40%	—	17,058	—	—	—
1.40%	—	25,578	—	—	—
1.40%	—	—	8,591	—	—
1.45%	—	27,628	42,572	—	—
1.50%	200	19,768	20,842	—	—
1.55%	5,873	—	20,135	—	—
1.60%	—	53,807	3,263	—	—
1.65%	—	466	23,573	—	—
1.70%	126	17,404	125,168	—	—
1.75%	—	—	28,689	—	—
1.80%	—	—	9,510	—	—
1.85%	—	—	397	—	—
1.90%	57,484	—	69,437	—	—
1.95%	—	—	22,911	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	17,161	—	—
2.15%	—	—	3,908	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	69,191	358,709	477,659	4,835	204,650

318	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	26,756	—	42,810	—	—
1.05%	18,132	1,685	44,569	107,169	31,258
1.10%	756,842	—	—	—	—
1.15%	63,446	—	10,249	8,648	7,371
1.20%	491,248	36,733	54,570	66,909	37,391
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	154,456	—	—	—	—
1.25%	198,190	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	28,117	10,622	8,811
1.30%	336,991	—	27,111	18,616	17,160
1.35%	799,194	—	69,244	26,251	21,024
1.40%	88,012	—	—	—	—
1.40%	388,349	—	—	—	—
1.40%	—	16,834	51,638	57,548	10,302
1.45%	206,083	16,713	128,945	188,437	145,621
1.50%	432,004	—	58,797	73,747	18,590
1.55%	139,822	—	28,866	14,892	8,036
1.60%	253,009	12,455	34,174	39,533	26,497
1.65%	445,132	14,540	166,343	45,683	42,494
1.70%	835,012	16,354	500,014	311,239	265,553
1.75%	385,440	2,068	125,766	83,870	74,148
1.80%	76,287	—	45,597	23,298	21,722
1.85%	156,508	—	30,200	21,538	711
1.90%	576,095	—	416,543	147,928	129,800
1.95%	126,785	—	98,306	39,080	32,179
2.00%	11,344	—	—	—	—
2.05%	106,888	—	27,577	—	—
2.10%	94,217	7,314	74,122	22,877	20,457
2.15%	50,958	—	56,709	17,188	13,944
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	7,217,200	124,696	2,120,267	1,325,073	933,069

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	—	—	—	—	—
1.05%	749	—	(136)	—	—
1.10%	—	—	—	—	—
1.15%	—	—	75,670	—	4,436
1.20%	1,199	—	49,810	43,838	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	82,579	—
1.30%	—	588	96,505	—	13,746
1.35%	—	—	81,931	—	14,459
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	46,995	25,528	—
1.45%	—	—	46,436	88,353	1,528
1.50%	—	20,997	73,434	10,090	—
1.55%	3,034	—	25,378	—	—
1.60%	—	—	53,760	—	2,876
1.65%	—	—	56,267	17,533	—
1.70%	—	5,435	229,316	34,529	—
1.75%	—	—	85,365	—	—
1.80%	—	—	50,265	—	—
1.85%	—	—	15,600	—	—
1.90%	11,232	—	218,276	—	4,649
1.95%	—	8,427	87,197	—	—
2.00%	—	—	1,778	—	—
2.05%	—	—	19,836	—	5,378
2.10%	—	—	38,372	—	—
2.15%	—	—	32,426	—	—
2.20%	—	—	1,149	—	—
2.25%	—	—	—	—	—
Total	16,214	35,447	1,385,630	302,450	47,072

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	319

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	—	—	16,039	—	—
1.05%	2,055	8,962	23,588	—	—
1.10%	—	—	—	—	—
1.15%	—	—	11,119	2,491	—
1.20%	5,958	71,890	29,218	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	7,182	91,859	—
1.30%	—	1,652	3,933	—	—
1.35%	—	—	22,004	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	28,783	—	26,595
1.45%	44,066	—	61,503	—	—
1.50%	—	8,898	25,987	—	9,370
1.55%	—	—	7,517	—	—
1.60%	44,453	—	48,286	—	—
1.65%	—	—	70,375	—	—
1.70%	3,237	4,015	196,572	—	8,201
1.75%	1,871	—	117,196	—	—
1.80%	—	6,179	91,719	—	—
1.85%	—	—	4,227	—	—
1.90%	3,810	—	115,267	—	—
1.95%	—	4,371	47,633	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	17,282	—	—
2.15%	—	—	33,419	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	105,450	105,967	978,849	94,350	44,166

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	19,836	152,009	—	—	—
1.05%	—	58,334	—	—	—
1.10%	317,779	1,021,525	—	—	—
1.15%	—	781,680	—	47,499	—
1.20%	—	514,771	71,352	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74,303	287,659	49,569	57,371	—
1.30%	—	866,145	—	—	—
1.35%	673,785	2,130,900	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	726,993	3,862	216,104	8,607
1.45%	—	705,133	62,069	—	—
1.50%	—	688,242	15,297	20,723	16,474
1.55%	—	405,316	—	—	—
1.60%	—	361,540	—	464,223	—
1.65%	—	795,132	—	—	—
1.70%	—	2,344,019	13,469	—	(3,351)
1.75%	—	854,954	—	—	—
1.80%	—	388,398	—	—	—
1.85%	—	200,512	—	—	—
1.90%	—	2,293,056	—	—	—
1.95%	—	806,783	—	—	—
2.00%	—	28,534	—	—	—
2.05%	—	245,975	—	—	—
2.10%	—	417,316	—	—	—
2.15%	—	392,957	—	—	—
2.20%	—	10,105	—	—	—
2.25%	—	—	—	—	—
Total	1,085,703	17,477,988	215,618	805,920	21,730

320	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	—	13,600	26,256	—	—
1.05%	—	—	—	—	30,197
1.10%	—	184,557	102,156	—	—
1.15%	24,800	—	—	—	541,522
1.20%	—	16,245	—	9,208	39,011
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,738	20,679	62,069	37,250	18,321
1.30%	—	48,596	—	—	298,028
1.35%	—	116,627	390,549	—	478,460
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	46,332	—	18,605	60,585
1.45%	—	79,314	—	37,542	491,647
1.50%	—	60,791	—	26,136	381,021
1.55%	—	35,659	—	—	147,233
1.60%	—	277	—	—	44,579
1.65%	—	4,818	—	18,427	374,493
1.70%	—	9,770	—	2,082	1,639,514
1.75%	—	2,479	—	—	945,741
1.80%	—	—	—	—	207,774
1.85%	—	—	—	—	91,138
1.90%	—	—	—	—	1,270,563
1.95%	—	—	—	—	1,027,012
2.00%	—	—	—	—	18,758
2.05%	—	—	—	—	78,636
2.10%	—	10,230	—	—	303,258
2.15%	—	—	—	—	677,370
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	27,538	649,974	581,030	149,250	9,164,861

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	5,324	75,861	—	7,172	23,325
1.05%	—	30,648	—	1,057	—
1.10%	273,379	604,985	—	31,217	67,799
1.15%	44,094	114,906	—	151,553	739
1.20%	—	276,505	—	41,361	46,159
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	168,220	334,903	—	6,313	248,129
1.30%	—	193,744	—	156,326	65,634
1.35%	474,097	569,895	—	209,483	31,337
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	188,073	178,392	37,645	127,598	79,453
1.45%	—	253,845	—	65,465	62,713
1.50%	13,113	221,570	9,165	177,697	45,748
1.55%	—	124,586	—	69,509	13,955
1.60%	266,305	77,563	146,323	143,380	98,522
1.65%	—	135,183	—	80,577	11,935
1.70%	—	387,022	—	447,708	51,958
1.75%	—	124,810	—	142,837	8,933
1.80%	—	37,283	—	198,445	5,555
1.85%	—	68,129	—	34,998	19,023
1.90%	—	452,950	—	566,571	27,778
1.95%	—	148,138	—	59,813	—
2.00%	—	13,291	—	9,189	7,953
2.05%	—	32,540	—	44,737	1,279
2.10%	—	55,834	—	98,468	2,546
2.15%	—	50,828	—	43,574	—
2.20%	—	2,184	—	—	—
2.25%	—	—	—	—	—
Total	1,432,605	4,565,595	193,133	2,915,048	920,473

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	321

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	12,317	223,811	—	39,687	24,114
1.05%	48,338	3,830	—	—	—
1.10%	—	1,423,131	—	252,757	579,494
1.15%	74,589	70,239	—	—	47,345
1.20%	180,441	491,715	23,007	63,899	255,100
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	173,870	—	—	—
1.25%	—	695,836	—	—	—
1.25%	219,968	—	—	160,284	686,986
1.30%	216,168	492,116	—	75,527	24,427
1.35%	32,310	2,241,253	—	235,588	847,443
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	194,722	949,813	—	50,995	186,034
1.45%	424,404	740,180	—	75,850	487,924
1.50%	450,290	776,047	8,498	83,865	229,216
1.55%	2,877	489,761	—	134,490	34,323
1.60%	60,465	465,271	—	1,961	17,210
1.65%	141,133	406,870	673	46,183	26,973
1.70%	316,527	377,907	24,311	27,512	55,786
1.75%	46,225	99,353	81,877	4,406	—
1.80%	36,311	34,285	—	—	7,374
1.85%	5,746	22,709	—	—	—
1.90%	366,249	146,193	74,346	—	13,314
1.95%	91,056	48,527	2,248	—	—
2.00%	2,932	—	—	—	—
2.05%	52,252	—	—	—	—
2.10%	116,376	85,849	3,360	—	—
2.15%	24,094	8,117	5,151	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	3,115,790	10,466,683	223,471	1,253,004	3,523,063

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	—	—	—	—	3,901
1.05%	—	29,883	—	3,811	—
1.10%	—	—	—	—	98,448
1.15%	—	257,294	—	—	29,679
1.20%	—	116,581	—	365,178	127,811
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	104,458	—	214,651	379,386
1.30%	—	305,264	—	—	—
1.35%	—	276,857	—	—	348,451
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6,816	189,221	33,726	116,632	318,242
1.45%	—	171,586	—	101,682	216,840
1.50%	—	196,550	—	37,215	107,802
1.55%	—	85,387	—	—	—
1.60%	53,588	104,981	38,011	109,737	220,858
1.65%	—	90,379	—	10,612	3,748
1.70%	—	534,734	—	112,476	46,180
1.75%	—	282,870	—	—	—
1.80%	—	120,052	—	—	—
1.85%	—	50,557	—	—	—
1.90%	—	811,164	—	—	—
1.95%	—	266,424	—	—	—
2.00%	—	10,997	—	—	—
2.05%	—	61,427	—	—	—
2.10%	—	130,283	—	—	—
2.15%	—	110,039	—	—	—
2.20%	—	3,305	—	—	—
2.25%	—	—	—	—	—
Total	60,404	4,310,293	71,737	1,071,994	1,901,346

322	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
1.00%	8,104	4,127	18,252	137	4,776
1.05%	1,771	13,075	—	—	1,566
1.10%	18,705	106,709	112,145	8,203	—
1.15%	—	1,027,523	51,299	—	—
1.20%	—	140,308	293,403	1,744	9,091
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,807	9,156	501,896	3,087	—
1.30%	6,784	759,625	—	2,376	—
1.35%	14,143	1,061,077	410,556	1,560	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	47,702	397,565	1,100,565	—	—
1.45%	11,200	567,012	398,090	—	—
1.50%	28,060	791,578	357,659	310,008	15,396
1.55%	4,420	279,124	—	—	—
1.60%	40,459	345,965	352,396	—	—
1.65%	46,535	493,787	40,364	1,967	41,340
1.70%	158,941	2,508,595	82,381	—	2,709
1.75%	—	920,905	—	—	23,565
1.80%	—	358,676	—	—	—
1.85%	13,478	151,325	—	—	—
1.90%	10,281	2,913,185	—	—	—
1.95%	—	1,017,933	—	—	—
2.00%	—	35,147	—	—	—
2.05%	882	250,342	—	—	—
2.10%	7,624	504,155	—	—	—
2.15%	—	460,691	—	—	—
2.20%	—	12,069	—	—	—
2.25%	—	—	—	—	—
Total	424,896	15,129,654	3,719,006	329,082	98,443

Subaccount	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	1,304	—	—	—	—
1.05%	—	—	28,433	—	—
1.10%	69,256	—	—	—	—
1.15%	—	—	6,926	33,848	—
1.20%	31,725	—	44,624	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	804	—	9,355	—	—
1.30%	4,841	—	12,734	63,961	—
1.35%	35,515	—	22,313	47,611	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	33,253	284,560	16,654	—	93,808
1.45%	31,345	—	87,806	28,334	—
1.50%	10,681	—	19,872	29,969	4,496
1.55%	27,069	—	17,981	13,697	—
1.60%	397	—	27,251	—	18,466
1.65%	6,291	—	31,402	33,779	—
1.70%	15,771	—	256,258	86,706	—
1.75%	884	—	59,496	62,823	—
1.80%	—	—	20,502	2,504	—
1.85%	8,004	—	10,517	4,069	—
1.90%	—	—	124,537	87,038	—
1.95%	—	—	25,317	27,851	—
2.00%	—	—	—	396	—
2.05%	—	—	—	1,608	—
2.10%	—	—	19,939	15,432	—
2.15%	—	—	18,000	20,646	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	277,140	284,560	859,917	560,272	116,770

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	323

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
1.00%	4,667	92,008	—	—	—
1.05%	—	—	—	—	—
1.10%	97,601	712,953	—	—	—
1.15%	—	135,788	—	17,484	—
1.20%	11,443	161,672	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,405	160,795	—	87,132	—
1.30%	20,588	289,113	—	—	—
1.35%	30,091	1,084,252	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	19,825	32,108	480,110	222,784	333,337
1.45%	46,830	304,597	—	—	—
1.50%	6,037	139,247	—	12,803	—
1.55%	17,345	152,619	—	—	—
1.60%	7,269	9,525	—	240,249	—
1.65%	29,961	168,531	—	—	—
1.70%	33,812	357,081	—	—	—
1.75%	11,057	233,143	—	—	—
1.80%	—	14,312	—	—	—
1.85%	—	21,923	—	—	—
1.90%	10,840	390,628	—	—	—
1.95%	—	132,673	—	—	—
2.00%	—	2,044	—	—	—
2.05%	—	7,752	—	—	—
2.10%	—	66,676	—	—	—
2.15%	—	98,755	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	353,771	4,768,195	480,110	580,452	333,337

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	—	—	—	—	—
1.05%	—	—	65,391	—	—
1.10%	—	—	—	—	—
1.15%	2,181	—	19,596	—	—
1.20%	—	—	34,032	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,095	—	93,325	—	—
1.30%	—	—	12,351	—	—
1.35%	—	—	15,661	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	45,517	145,926	226,520	58,539	23,305
1.45%	—	—	90,560	—	—
1.50%	13,201	33,786	139,224	55,539	—
1.55%	—	—	6,109	—	—
1.60%	62,796	821,146	314,322	4,048	18,239
1.65%	—	—	42,916	—	—
1.70%	—	—	190,230	—	—
1.75%	—	—	61,916	—	—
1.80%	—	—	15,741	—	—
1.85%	—	—	1,776	—	—
1.90%	—	—	96,847	—	—
1.95%	—	—	28,214	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	13,025	—	—
2.15%	—	—	46,342	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	148,790	1,000,858	1,514,098	118,126	41,544

324	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	—	—	—	—	9,964
1.05%	—	—	—	—	—
1.10%	—	—	—	—	360,710
1.15%	—	—	—	11,985	—
1.20%	—	—	117,939	—	47,173
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	93,949	175,104	116,656
1.30%	—	—	—	—	45,149
1.35%	—	—	—	—	534,179
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,535	33,448	57,494	33,688	64,030
1.45%	—	—	118,072	—	20,150
1.50%	—	6,436	256,626	—	2,406
1.55%	—	—	—	—	42,568
1.60%	68,461	48,457	—	9,465	—
1.65%	—	—	—	—	2,621
1.70%	—	—	71,568	—	21,358
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	70,996	88,341	715,648	230,242	1,266,964

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	—	10,148	—	—	166,141
1.05%	—	—	—	—	4,079
1.10%	—	200,295	—	—	1,329,653
1.15%	3,506	578	—	24,974	47,681
1.20%	—	35,836	—	—	245,381
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	93,130	—	2,109	421,940
1.30%	—	13,733	—	—	396,883
1.35%	—	228,592	—	—	2,484,913
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	87,079	6,846	162,369	—	290,419
1.45%	—	4,143	—	—	430,047
1.50%	8,524	23,177	111	—	238,610
1.55%	—	6,893	—	—	476,353
1.60%	127,094	—	478,454	—	43,886
1.65%	—	23,619	—	—	389,155
1.70%	—	72,076	—	—	381,912
1.75%	—	23,893	—	—	53,670
1.80%	—	—	—	—	4,815
1.85%	—	1,517	—	—	20,276
1.90%	—	—	—	—	70,446
1.95%	—	6,250	—	—	9,158
2.00%	—	—	—	—	8,786
2.05%	—	—	—	—	—
2.10%	—	—	—	—	13,997
2.15%	—	1,127	—	—	13,869
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	226,203	751,853	640,934	27,083	7,542,070

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	325

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	—	9,558	12,030	—	1,142
1.05%	—	5,900	4,764	5,612	—
1.10%	—	69,090	—	—	17,193
1.15%	13,096	2,880	1,672	—	—
1.20%	176,595	3,170	24,085	13,126	15,155
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	124,576	28,016	1,404	—	—
1.30%	—	27,417	5,174	—	13,402
1.35%	—	32,312	3,495	—	53,893
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	346,699	32,894	2,316	—	7,079
1.45%	210,388	21,124	19,409	—	6,887
1.50%	108,704	22,889	4,049	3,346	1,838
1.55%	—	10,996	2,124	—	2,041
1.60%	154,630	16,805	—	16,372	2,086
1.65%	32,702	5,219	26,729	—	2,045
1.70%	87,823	416	63,001	12,933	12,904
1.75%	—	14,803	13,498	32,706	—
1.80%	—	3,992	4,102	—	—
1.85%	—	10,599	—	—	—
1.90%	—	19,397	26,113	—	—
1.95%	—	—	95,442	10,316	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	8,716	—	—
2.15%	—	3,915	13,192	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	1,255,213	341,392	331,315	94,411	135,665

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	—	—	27,337	—	18,767
1.05%	41,969	—	6,370	—	15,714
1.10%	—	—	277,738	—	135,886
1.15%	14,698	—	331,231	—	4,521
1.20%	10,092	—	43,244	—	171,718
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	58,334	—	83,240
1.30%	9,749	—	347,757	—	37,422
1.35%	20,516	—	891,269	—	158,536
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	264,815	23,580	378	57,561
1.45%	5,088	—	276,597	—	84,314
1.50%	34,052	—	333,907	—	104,194
1.55%	12,260	—	175,172	—	19,588
1.60%	—	—	59,510	—	8,440
1.65%	3,414	—	171,723	—	22,683
1.70%	67,165	—	987,873	—	56,556
1.75%	27,052	—	415,897	—	12,577
1.80%	9,192	—	51,021	—	3,898
1.85%	8,292	—	45,633	—	76
1.90%	89,934	—	1,035,055	—	60,542
1.95%	36,268	—	427,095	—	—
2.00%	2,355	—	7,409	—	2,936
2.05%	2,523	—	56,781	—	18,439
2.10%	13,606	—	181,079	—	1,223
2.15%	25,544	—	222,793	—	—
2.20%	—	—	5,114	—	—
2.25%	—	—	—	—	—
Total	433,769	264,815	6,459,519	378	1,078,831

326	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	—	118,080	—	28,665	—
1.05%	—	43,332	—	2,785	36,438
1.10%	—	617,306	—	189,485	—
1.15%	—	566,865	—	15,620	5,539
1.20%	—	417,454	—	76,991	35,825
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	398,451	—	32,862	10,331
1.30%	—	679,225	—	70,208	8,734
1.35%	—	1,193,420	—	103,462	20,752
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	53,597	562,744	19,752	34,222	13,314
1.45%	—	614,418	—	153,364	51,277
1.50%	—	478,986	—	16,945	20,740
1.55%	—	528,985	—	33,334	6,163
1.60%	—	413,954	—	22,123	18,631
1.65%	—	625,015	—	15,551	79,176
1.70%	—	1,519,531	—	43,415	240,761
1.75%	—	1,047,187	—	2,540	78,317
1.80%	—	374,655	—	—	24,363
1.85%	—	143,760	—	5,526	8,080
1.90%	—	1,357,383	—	10,429	182,363
1.95%	—	688,819	—	—	56,553
2.00%	—	45,409	—	153	—
2.05%	—	185,725	—	—	—
2.10%	—	355,431	—	—	17,959
2.15%	—	431,461	—	4,457	33,923
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	53,597	13,407,596	19,752	862,137	949,239

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	—	—	—	40,171	—
1.05%	—	—	—	—	—
1.10%	—	—	—	594,174	—
1.15%	—	—	—	36,912	—
1.20%	—	—	—	81,713	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	171,946	—
1.30%	—	—	—	29,714	—
1.35%	—	—	—	455,588	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	261,849	147,073	2,070,601	717,366	194,981
1.45%	—	—	—	23,406	—
1.50%	—	—	—	23,631	—
1.55%	—	—	—	98,241	—
1.60%	—	—	—	—	—
1.65%	—	—	—	44,206	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	2,944	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	261,849	147,073	2,070,601	2,320,012	194,981

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	327

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	57,014	—	—	—	—
1.15%	—	—	—	—	—
1.20%	8,299	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,534	—	—	—	—
1.30%	15,527	—	—	—	—
1.35%	11,294	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	36,146	236,120	552,919	141,109	61,791
1.45%	44,192	—	—	—	—
1.50%	55,532	—	—	—	—
1.55%	11,549	—	—	—	—
1.60%	14,395	—	—	—	—
1.65%	8,052	—	—	—	—
1.70%	—	—	—	—	—
1.75%	4,362	—	—	—	—
1.80%	—	—	—	—	—
1.85%	13,173	—	—	—	—
1.90%	5,848	—	—	—	—
1.95%	—	—	—	—	—
2.00%	1,617	—	—	—	—
2.05%	1,264	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	349,798	236,120	552,919	141,109	61,791

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	—	47,853	—	—	2,055
1.05%	—	—	—	—	—
1.10%	—	276,685	29,583	—	6,097
1.15%	8,509	25,090	—	—	—
1.20%	—	628,390	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,400	717,380	33,199	—	—
1.30%	—	53,253	—	—	3,593
1.35%	—	291,322	164,927	—	8,012
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	281,553	33,549	—	2,027
1.45%	—	747,238	—	—	—
1.50%	12,965	183,383	—	—	5,361
1.55%	—	108,906	—	—	—
1.60%	—	13,657	—	—	—
1.65%	—	110,828	—	—	—
1.70%	254	211,838	—	—	—
1.75%	—	11,378	—	—	—
1.80%	—	—	—	—	—
1.85%	—	5,715	—	—	—
1.90%	—	7,500	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	2,289	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	23,128	3,724,258	261,258	—	27,145

328	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	—	—	10,451	—	—
1.05%	—	—	—	—	—
1.10%	—	—	91,295	—	—
1.15%	—	—	11,272	—	—
1.20%	45,336	—	167,885	—	—
1.25%	—	—	40,392	—	—
1.25%	—	—	257,412	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	13,544	—	—	—	—
1.35%	10,912	—	80,227	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	8,924	395,195	79,826	47,245	69,608
1.45%	2,166	—	254,155	—	—
1.50%	4,923	—	70,686	16,517	3,923
1.55%	1,816	—	—	—	—
1.60%	—	—	—	100,528	50,107
1.65%	13,748	—	22,283	—	—
1.70%	146,378	—	15,221	—	—
1.75%	5,577	—	—	—	—
1.80%	6,711	—	—	—	—
1.85%	1,986	—	1,852	—	—
1.90%	39,221	—	—	—	—
1.95%	9,205	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	310,447	395,195	1,102,957	164,290	123,638

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	—	30,051	16,621	—	—
1.05%	—	—	46,395	31,144	—
1.10%	17,892	605,600	—	—	—
1.15%	—	16,668	280,744	15,979	—
1.20%	—	118,591	156,172	59,629	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	80,041	—	—	—
1.25%	—	—	—	—	—
1.25%	—	81,607	—	—	—
1.25%	76,561	—	16,419	5,459	—
1.30%	—	95,481	235,021	180,298	—
1.35%	74,438	892,191	335,411	14,554	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	171,957	195,654	37,809	54,719
1.45%	—	198,188	224,177	47,817	—
1.50%	—	61,459	334,823	7,119	480
1.55%	—	69,989	115,140	2,657	—
1.60%	—	102,759	159,453	84,203	67,085
1.65%	—	68,108	257,802	21,987	—
1.70%	—	82,863	1,285,759	45,990	—
1.75%	—	18,974	406,057	44,835	—
1.80%	—	—	168,768	3,653	—
1.85%	—	20,300	80,990	—	—
1.90%	—	—	1,100,695	19,005	—
1.95%	—	—	310,448	36,983	—
2.00%	—	—	21,089	—	—
2.05%	—	—	118,385	—	—
2.10%	—	—	263,768	83,795	—
2.15%	—	—	185,010	7,947	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	168,891	2,714,827	6,314,801	750,863	122,284

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	329

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	7,097,797	8,907,992	1,773,357	2,387,692	—
1.05%	40,027	6,461,961	278,655	9,311,644	—
1.10%	—	—	—	—	—
1.15%	—	178,210	120,637	49,938	—
1.20%	3,062,584	9,269,575	3,454,004	6,850,890	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	493,536	2,308,326	33,285	2,609,958	—
1.30%	—	509,467	361,943	22,834	—
1.35%	—	1,397,526	120,267	2,380,223	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	2,917,698	456,400	1,644,528	—
1.45%	1,236,720	6,099,047	2,542,210	7,527,839	—
1.50%	175,776	1,255,410	427,144	1,317,772	—
1.55%	522,610	2,021,543	1,337,373	1,167,191	—
1.60%	158,112	1,102,509	481,005	1,331,832	—
1.65%	15,694	1,424,373	1,992,287	882,487	—
1.70%	1,377,180	11,357,719	1,931,487	13,445,833	—
1.75%	268,949	6,209,185	601,562	7,620,894	—
1.80%	270,299	561,978	424,478	593,431	—
1.85%	94,600	258,048	—	3,886,872	—
1.90%	196,948	7,174,838	224,231	4,256,264	—
1.95%	727,012	2,518,790	486,086	4,340,049	—
2.00%	184,819	15,390	271,674	114,735	—
2.05%	—	191,160	—	527,665	—
2.10%	—	1,516,109	—	2,132,056	—
2.15%	—	704,416	42,619	1,767,936	—
2.20%	—	213,772	—	—	—
2.25%	—	—	—	—	—
Total	15,922,663	74,575,042	17,360,704	76,170,563	—

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	—	1,153,045	1,928,877	17,095,883	13,537,097
1.05%	—	1,400,282	4,067,135	9,037,390	25,242,543
1.10%	—	—	—	—	—
1.15%	—	—	250,101	996,856	2,349,555
1.20%	—	663,619	5,073,592	15,863,335	23,700,754
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	312,861	1,967,468	5,103,497	10,452,715
1.30%	—	17,992	275,728	231,569	1,482,709
1.35%	—	380,808	1,703,151	2,106,827	7,512,683
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	991,245	2,964,865	5,577,767	10,315,393
1.45%	—	1,010,124	3,882,429	4,814,505	14,698,608
1.50%	—	346,506	895,422	830,428	6,545,734
1.55%	—	103,238	351,963	2,527,305	2,866,938
1.60%	—	490,337	1,154,843	1,375,508	1,548,408
1.65%	—	391,203	1,012,441	1,497,592	5,010,466
1.70%	—	2,631,630	10,321,923	20,930,147	54,060,307
1.75%	—	1,457,916	1,942,324	8,314,188	20,515,164
1.80%	—	—	624,468	888,650	496,539
1.85%	—	166,939	753,696	652,176	1,670,395
1.90%	—	1,571,187	5,914,860	11,840,911	34,128,518
1.95%	—	1,660,459	2,770,308	5,170,718	16,381,095
2.00%	—	40,655	—	—	218,514
2.05%	—	23,579	214,861	231,549	3,181,589
2.10%	—	330,525	1,058,718	1,026,281	5,264,680
2.15%	—	—	—	948,619	1,850,083
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	—	15,144,150	49,129,173	117,061,701	263,030,487

330	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	56,897,606	44,241,842	17,302,157	25,199,982	5,983,157
1.05%	5,894,030	88,035,781	208,221	19,314,808	1,038,514
1.10%	—	—	—	—	—
1.15%	31,623	1,044,202	125,304	339,349	—
1.20%	59,825,447	85,026,138	19,044,345	28,390,948	9,930,166
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,346,528	31,954,431	3,014,397	9,465,011	1,115,917
1.30%	321,648	1,472,297	172,836	630,450	111,681
1.35%	974,927	23,584,759	199,096	4,104,765	1,131,314
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,332,196	16,910,306	35,714	7,550,731	171,185
1.45%	28,267,709	59,143,083	9,425,877	16,853,535	3,300,812
1.50%	1,458,457	11,661,110	142,090	2,640,891	901,873
1.55%	10,767,293	14,415,797	4,582,258	3,145,248	1,462,002
1.60%	861,305	4,225,269	229,707	3,079,382	203,880
1.65%	3,421,349	11,629,184	327,495	5,403,822	719,143
1.70%	24,148,683	154,594,374	9,474,469	34,160,613	4,088,182
1.75%	3,989,572	65,681,640	1,090,126	20,682,390	919,400
1.80%	2,025,821	4,501,395	1,312,904	2,809,857	835,620
1.85%	198,755	4,238,739	283,378	1,280,164	—
1.90%	2,642,033	66,910,839	2,098,135	27,352,787	761,190
1.95%	3,530,770	40,600,271	2,161,328	11,116,057	605,209
2.00%	1,420,675	1,895,208	—	279,255	183,614
2.05%	281,004	4,844,653	—	1,171,623	—
2.10%	1,740,147	13,689,050	51,923	4,240,480	1,106,797
2.15%	1,677,108	7,989,213	521,425	1,754,278	68,728
2.20%	—	147,344	—	—	—
2.25%	—	—	—	—	—
Total	219,054,686	758,436,925	71,803,185	230,966,426	34,638,384

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	8,286,139	16,739	—	1,442,966	314,121
1.05%	11,245,038	—	—	—	—
1.10%	—	62,628	—	—	—
1.15%	—	303,263	—	—	—
1.20%	10,201,862	24,919	—	435,114	576,577
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,320,276	14,568	132,278	466,200	—
1.30%	232,453	268,081	—	—	—
1.35%	3,757,766	396,092	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2,455,711	240,137	—	—	—
1.45%	8,236,527	208,120	330,898	—	323,404
1.50%	3,802,180	292,601	—	—	—
1.55%	1,734,703	91,068	—	—	—
1.60%	1,923,045	198,972	—	—	—
1.65%	1,835,670	214,111	—	—	—
1.70%	18,538,594	1,006,461	—	—	—
1.75%	7,543,973	402,431	—	—	—
1.80%	676,830	194,499	—	—	—
1.85%	1,105,348	55,344	—	—	—
1.90%	9,412,067	999,656	—	—	—
1.95%	3,627,064	376,648	—	—	—
2.00%	315,206	13,484	—	—	—
2.05%	729,755	90,528	—	—	—
2.10%	3,098,600	191,210	—	—	—
2.15%	2,063,936	164,649	—	—	—
2.20%	60,972	4,972	—	—	—
2.25%	—	—	—	—	—
Total	104,203,715	5,831,181	463,176	2,344,280	1,214,102

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	331

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	—	—	—	3,588	47,479
1.05%	14,269	6,722	—	—	—
1.10%	—	—	—	20,901	270,664
1.15%	174,880	173,493	—	—	110,912
1.20%	52,996	51,239	409,312	—	163,554
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,185	1,053	540,861	20,902	153,820
1.30%	203,830	171,521	—	—	111,597
1.35%	187,825	182,807	—	38,582	374,308
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	47,874	132,848	341,684	—	95,226
1.45%	147,151	104,053	757,594	—	235,039
1.50%	190,062	115,414	816,523	—	179,865
1.55%	57,560	56,261	—	—	70,542
1.60%	158,628	436,393	44,623	—	18,771
1.65%	112,531	119,490	173,139	—	80,743
1.70%	502,393	568,366	165,125	—	367,106
1.75%	339,704	220,023	—	—	16,339
1.80%	30,357	125,240	—	—	6,295
1.85%	26,022	37,209	—	—	31,279
1.90%	361,663	488,125	—	—	479,769
1.95%	282,652	199,087	—	—	—
2.00%	3,530	7,466	—	—	—
2.05%	9,006	48,114	—	—	51,309
2.10%	65,117	96,511	3,026	—	62,129
2.15%	136,266	96,992	—	—	—
2.20%	3,395	2,471	—	—	—
2.25%	—	—	—	—	—
Total	3,109,896	3,440,898	3,251,887	83,973	2,926,746

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	9,412	154,286	5,201	143,507	22,340
1.05%	—	—	—	—	—
1.10%	83,725	238,593	25,185	473,154	106,616
1.15%	—	177,474	—	8,086	31,769
1.20%	—	499,401	—	229,269	448,849
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80,819	340,200	31,209	223,979	312,103
1.30%	—	146,288	—	112,641	52,507
1.35%	300,116	327,330	206,154	450,808	118,133
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	417,775	—	174,709	231,273
1.45%	—	887,566	—	176,946	584,644
1.50%	—	433,416	—	74,785	240,097
1.55%	—	145,311	—	136,399	45,393
1.60%	—	230,858	—	58,856	2,418
1.65%	—	146,998	—	97,982	134,492
1.70%	—	544,704	—	128,357	601,567
1.75%	—	73,126	—	19,162	5,237
1.80%	—	179,756	—	—	735
1.85%	—	56,915	—	3,705	13,318
1.90%	—	731,197	—	59,654	162,910
1.95%	—	—	—	—	—
2.00%	—	11,484	—	—	403
2.05%	—	124,360	—	3,057	11,438
2.10%	—	144,169	—	7,075	20,176
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	474,072	6,011,207	267,749	2,582,131	3,146,418

332	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Inter Bond, Cl B	AB VPS Intl Val, Cl B
1.00%	$113	$25,239	$114,123	$—	$86
1.05%	139	111	34,395	—	43,681
1.10%	110,226	115,639	1,359,643	—	—
1.15%	112	113	4,439	—	972,211
1.20%	12,597	14,790	103,668	—	69,070
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,966	65,919	552,452	—	8,630
1.30%	3,558	66,684	181,337	—	820,956
1.35%	61,942	174,698	2,802,470	—	996,294
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	6,874	132,942	101,309	285,740	674,109
1.45%	27,703	49,558	96,600	—	471,833
1.50%	99	2,739	107,028	32,098	833,967
1.55%	62,095	180,334	227,614	—	288,302
1.60%	20,739	158,615	6,107	167,885	599,457
1.65%	86	34,206	229,350	—	584,172
1.70%	113	47,193	23,946	—	2,826,479
1.75%	65	134	40,184	—	973,799
1.80%	118	6,578	3,520	—	620,806
1.85%	128	141	22,757	—	201,908
1.90%	128	125	179,011	—	2,552,670
1.95%	86	110	147	—	852,154
2.00%	127	14,554	155	—	36,529
2.05%	126	103	1,911	—	265,363
2.10%	9,911	103	573	—	468,544
2.15%	124	144	172	—	386,143
2.20%	124	101	152	—	9,346
2.25%	—	116	172	—	87
Total	$329,299	$1,090,989	$6,193,235	$485,723	$15,556,596

Subaccount	AB VPS Lg Cap Gro, Cl B	AC VP Inc & Gro, Cl I	AC VP Inflation Prot, Cl II	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II
1.00%	$78,021	$—	$—	$—	$200
1.05%	—	—	2,113	110	97
1.10%	441,743	—	—	—	—
1.15%	—	—	1,479,245	99	162
1.20%	74,225	—	2,264	72,701	47,421
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	239,801	—	2,649	107	106
1.30%	50,284	—	1,217,523	98	159
1.35%	1,127,148	—	1,531,570	98	98
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	451,326	308,582	743,812	104	35,117
1.45%	6,581	—	638,599	93	123
1.50%	15,363	—	1,466,271	97	60,467
1.55%	124,131	—	529,793	97	155
1.60%	535,800	—	654,562	102	5,535
1.65%	302	—	661,762	95	190
1.70%	816	—	4,780,290	426	245
1.75%	261	—	1,523,666	95	113
1.80%	242	—	809,260	92	150
1.85%	275	—	386,556	91	108
1.90%	—	—	4,166,642	29,964	180
1.95%	—	—	1,271,066	89	148
2.00%	—	—	105,803	89	148
2.05%	—	—	470,981	116	147
2.10%	—	—	788,434	88	127
2.15%	—	—	800,653	87	26,870
2.20%	—	—	2,054	87	145
2.25%	—	—	—	—	180
Total	$3,146,319	$308,582	$24,035,568	$105,025	$178,391

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	333

Subaccount	AC VP Ultra, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I	Col VP Asset Alloc, Cl 1
1.00%	$206	$—	$170	$213	$—
1.05%	4,461	—	128	3,860	—
1.10%	—	—	—	—	—
1.15%	678,671	—	4,449	168	2,931
1.20%	195,547	—	149	51,110	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	172	—	78	167	59,606
1.30%	877,617	—	2,552	166	—
1.35%	779,590	—	3,624	166	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	174	317,351	21,317	127	—
1.45%	577,395	—	44,994	26,756	—
1.50%	442,058	—	16,421	122	—
1.55%	170,083	—	136	162	—
1.60%	97,004	—	21,164	120	—
1.65%	451,782	—	105	29,404	—
1.70%	1,807,531	—	24,954	39,933	—
1.75%	951,524	—	154	5,060	—
1.80%	101,968	—	92	12,485	—
1.85%	80,942	—	169	159	—
1.90%	1,200,759	—	8,721	137	—
1.95%	1,081,315	—	31,773	155	—
2.00%	11,427	—	166	154	—
2.05%	29,597	—	166	153	—
2.10%	227,184	—	166	153	—
2.15%	415,967	—	103	108	—
2.20%	15,765	—	164	151	—
2.25%	185	—	153	192	—
Total	$10,198,924	$317,351	$182,068	$171,381	$62,537

Subaccount	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Govt Money Mkt, Cl 3
1.00%	$34,075	$95,436	$102,064	$127	$374,891
1.05%	—	9	59,378	24,635	93,675
1.10%	297,443	676,693	603,508	—	1,837,557
1.15%	52,719	699,240	1,545,276	574,053	690,645
1.20%	—	700,904	601,935	207,067	1,265,788
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	106,761	1,424,671	317,600	16,205	1,589,379
1.30%	—	1,079,262	1,325,783	583,715	868,043
1.35%	271,018	1,486,470	2,074,984	628,231	2,962,926
1.40%	—	—	223,444	—	—
1.40%	—	—	1,108,374	—	—
1.40%	1,618,916	2,807,844	—	384,692	3,600,759
1.45%	—	917,380	1,274,200	375,048	1,780,194
1.50%	16,754	1,482,029	1,336,636	533,685	2,325,368
1.55%	—	498,044	564,054	218,253	2,593,494
1.60%	768,917	760,464	1,133,958	377,610	1,669,367
1.65%	—	545,933	994,153	383,753	765,478
1.70%	16,751	1,906,867	5,066,844	1,916,117	3,987,257
1.75%	—	758,233	1,599,836	721,833	854,901
1.80%	124	455,148	598,602	382,297	793,492
1.85%	—	150,059	292,796	115,430	574,884
1.90%	—	1,985,297	4,090,112	1,607,559	3,366,376
1.95%	—	306,284	1,659,441	621,840	138,176
2.00%	—	32,016	48,827	30,131	90,119
2.05%	—	54,351	457,729	138,303	452,711
2.10%	—	289,403	789,846	300,493	555,856
2.15%	—	302,472	673,952	254,156	129,000
2.20%	—	180	20,837	7,888	10,372
2.25%	—	181	138	100	1,993
Total	$3,183,478	$19,414,870	$28,564,307	$10,403,221	$33,372,701

334	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1
1.00%	$131	$—	$21,196	$219,054	$—
1.05%	8,635	—	45,900	108,020	—
1.10%	—	—	—	1,017,691	—
1.15%	259,996	6,653	298,717	122,410	132,168
1.20%	198,996	—	69,067	505,928	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	183,966	242,359	17,844	307,253	168,464
1.30%	107,420	—	181,864	329,700	—
1.35%	125,050	—	273,643	859,511	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	773,204	—	56,895	1,901,257	—
1.45%	208,519	—	354,432	765,894	—
1.50%	192,277	—	295,034	1,116,320	—
1.55%	38,742	—	122,226	328,034	—
1.60%	781,103	—	46,094	417,334	—
1.65%	159,427	—	231,432	596,361	—
1.70%	826,197	—	1,179,516	1,282,997	—
1.75%	393,480	—	822,656	336,259	—
1.80%	272,044	—	118,166	158,873	—
1.85%	63,335	—	70,292	109,271	—
1.90%	623,781	—	870,366	1,019,021	—
1.95%	264,214	—	516,136	244,365	—
2.00%	46,272	—	23,322	100	—
2.05%	105,118	—	42,666	58,778	—
2.10%	209,057	—	194,204	116,165	—
2.15%	190,858	—	332,038	163,820	—
2.20%	81	—	84	80	—
2.25%	110	—	107	82	—
Total	$6,032,013	$249,012	$6,183,897	$12,084,578	$300,632

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3
1.00%	$573	$301,072	$1,451	$185	$116
1.05%	26	77,964	153	6,990	41,160
1.10%	44,833	1,240,439	37,090	—	—
1.15%	1,151	276,211	43,857	134	104
1.20%	11,362	377,117	35,300	2,385	10,232
1.25%	—	—	—	—	—
1.25%	—	74,701	—	—	—
1.25%	—	562,389	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26	—	50	134	92
1.30%	3,967	602,575	32,018	134	88
1.35%	15,195	1,936,789	80,687	4,879	5,601
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	186,680	23,334	1,081,444	133	333,882
1.45%	26	823,196	9,367	47,363	124
1.50%	28,247	676,200	79,590	4,769	17,385
1.55%	16,151	624,252	31,341	133	103
1.60%	12,751	9,841	106,071	133	3,764
1.65%	197	135,734	8,743	175	97
1.70%	217,069	443,180	142,985	29,955	193
1.75%	50,221	259,160	23,308	31,750	93
1.80%	193	13,162	82,170	23	95
1.85%	2,359	266	14,857	124	7,414
1.90%	57,760	107,101	201,081	23	95
1.95%	25	25	118	123	91
2.00%	187	82,686	3,424	122	92
2.05%	14,478	24	6,819	122	91
2.10%	24,996	226	16,919	49	91
2.15%	3,200	120	108	121	103
2.20%	114	119	107	120	89
2.25%	180	169	—	160	101
Total	$691,967	$8,648,052	$2,039,058	$130,239	$421,296

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	335

Subaccount	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1
1.00%	$—	$176	$139	$—	$—
1.05%	173	—	47,300	—	—
1.10%	—	25,201	—	—	—
1.15%	11,791	45,373	9,466	8,457	16,877
1.20%	171	83,376	73,524	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	170	204,385	9,485	9,857	197,214
1.30%	256	—	17,376	—	—
1.35%	2,807	224,565	24,898	—	—
1.40%	—	46,098	—	—	—
1.40%	—	62,808	—	—	—
1.40%	167	—	17,229	—	—
1.45%	25	67,256	117,443	—	—
1.50%	509	47,646	57,114	—	—
1.55%	14,804	—	54,769	—	—
1.60%	161	142,802	6,390	—	—
1.65%	133	1,097	63,144	—	—
1.70%	444	40,516	333,505	—	—
1.75%	25	—	75,793	—	—
1.80%	130	153	25,001	—	—
1.85%	127	—	1,039	—	—
1.90%	138,187	—	180,210	—	—
1.95%	105	—	58,956	—	—
2.00%	121	—	102	—	—
2.05%	25	—	141	—	—
2.10%	119	—	43,332	—	—
2.15%	117	—	9,793	—	—
2.20%	338	—	130	—	—
2.25%	—	—	128	—	—
Total	$170,905	$991,452	$1,226,407	$18,314	$214,091

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
1.00%	$37,005	$89	$52,872	$52	$54
1.05%	21,159	841	64,218	149,059	51,027
1.10%	1,021,659	—	—	—	—
1.15%	73,674	98	14,597	12,008	11,908
1.20%	662,214	18,011	77,280	92,825	60,152
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	205,383	—	—	—	—
1.25%	264,617	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	123	39,600	14,725	14,081
1.30%	381,433	115	38,051	25,782	27,278
1.35%	1,045,245	87	96,224	36,325	33,246
1.40%	114,242	—	—	—	—
1.40%	502,379	—	—	—	—
1.40%	—	8,079	71,635	79,564	16,204
1.45%	263,439	7,979	177,669	260,305	227,800
1.50%	545,324	80	80,418	101,786	28,908
1.55%	152,364	74	39,233	20,536	12,435
1.60%	317,493	5,846	46,322	54,473	40,794
1.65%	548,485	6,793	223,522	62,891	64,958
1.70%	1,019,548	7,622	668,005	428,102	404,603
1.75%	411,247	956	167,138	115,265	112,358
1.80%	81,400	113	86,715	31,991	32,836
1.85%	163,249	70	39,643	29,549	1,069
1.90%	603,297	74	543,679	202,624	193,466
1.95%	131,882	97	127,337	53,523	47,748
2.00%	11,710	69	103	51	24
2.05%	109,679	69	35,448	51	48
2.10%	96,129	3,256	94,692	31,252	29,928
2.15%	51,596	68	71,836	23,460	20,245
2.20%	80	68	82	51	23
2.25%	80	82	84	51	141
Total	$8,836,012	$60,759	$2,856,403	$1,826,301	$1,431,334

336	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey Sus US Eq, Init	Drey VIF Appr, Serv
1.00%	$209	$—	$—	$—	$—
1.05%	2,015	159	103	—	328
1.10%	—	—	—	—	—
1.15%	155	274	234,038	—	10,432
1.20%	2,883	91	137,371	61,887	322
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	183	155	199	115,482	320
1.30%	154	1,862	292,195	—	31,668
1.35%	154	111	246,506	—	33,084
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	154	152	140,286	41,612	229
1.45%	153	152	137,860	118,971	3,450
1.50%	152	55,320	216,462	13,504	284
1.55%	8,256	260	74,235	—	220
1.60%	46	148	156,246	207	6,361
1.65%	241	257	162,373	22,840	217
1.70%	23	13,935	657,601	44,584	261
1.75%	23	253	243,295	—	268
1.80%	137	252	142,103	200	84
1.85%	136	249	43,814	—	211
1.90%	29,169	248	609,159	—	9,849
1.95%	134	20,880	241,548	—	209
2.00%	132	244	4,893	—	207
2.05%	132	242	54,258	—	11,175
2.10%	145	241	104,199	—	204
2.15%	130	240	87,507	—	203
2.20%	129	238	3,077	—	201
2.25%	182	—	—	—	—
Total	$45,227	$95,963	$3,989,328	$419,287	$109,787

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
1.00%	$109	$89	$21,198	$—	$—
1.05%	2,308	9,332	30,831	—	—
1.10%	—	—	—	—	—
1.15%	85	147	14,384	5,515	—
1.20%	6,590	73,579	37,571	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	82	114	9,161	199,582	—
1.30%	82	2,530	5,012	—	—
1.35%	81	95	27,815	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	81	113	36,098	—	60,208
1.45%	47,435	87	76,736	—	—
1.50%	80	12,531	32,363	—	20,293
1.55%	80	138	9,278	—	—
1.60%	47,099	111	59,510	—	126
1.65%	126	89	86,264	—	—
1.70%	3,394	5,505	239,398	—	17,201
1.75%	1,948	82	142,075	—	—
1.80%	115	8,354	110,767	—	124
1.85%	122	132	5,060	—	—
1.90%	4,027	87	137,784	—	—
1.95%	121	5,788	56,541	—	—
2.00%	121	129	2,225	—	—
2.05%	120	76	2,178	—	—
2.10%	120	127	20,208	—	—
2.15%	96	83	38,882	—	—
2.20%	119	126	2,213	—	—
2.25%	98	80	2,375	—	—
Total	$114,639	$119,524	$1,205,927	$205,097	$97,952

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	337

Subaccount	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
1.00%	$58,730	$501,373	$—	$—	$—
1.05%	—	123,994	—	—	—
1.10%	924,410	3,318,021	—	—	—
1.15%	—	2,249,369	—	102,507	—
1.20%	—	1,566,947	210,796	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	210,492	912,723	145,214	121,572	—
1.30%	—	3,256,175	—	—	—
1.35%	1,875,953	6,674,701	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	2,534,647	11,035	457,418	20,211
1.45%	—	2,072,009	175,847	—	—
1.50%	—	2,362,865	42,988	42,625	38,125
1.55%	—	1,467,918	—	—	—
1.60%	—	1,218,112	136	961,443	138
1.65%	—	2,837,024	162	—	—
1.70%	—	7,804,586	36,525	—	83
1.75%	—	2,407,443	—	—	—
1.80%	—	1,268,900	133	—	134
1.85%	—	694,648	—	—	—
1.90%	—	5,954,858	—	—	—
1.95%	—	2,080,959	—	—	—
2.00%	—	73,047	—	—	—
2.05%	—	625,780	—	—	—
2.10%	—	1,054,759	—	—	—
2.15%	—	986,462	—	—	—
2.20%	—	25,192	—	—	—
2.25%	—	216	—	—	—
Total	$3,069,585	$54,072,728	$622,836	$1,685,565	$58,691

Subaccount	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
1.00%	$—	$35,525	$49,729	$—	$80
1.05%	—	333	—	—	43,977
1.10%	—	475,248	190,353	—	—
1.15%	49,771	270	—	—	805,677
1.20%	—	43,280	—	20,896	55,700
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,392	52,035	112,637	83,978	26,044
1.30%	—	166,928	—	—	434,727
1.35%	—	288,896	696,754	—	692,568
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	111,080	—	40,818	84,451
1.45%	—	203,956	—	81,746	701,662
1.50%	—	143,410	—	56,418	540,138
1.55%	—	118,094	—	—	206,969
1.60%	—	644	—	96	60,937
1.65%	—	15,719	—	38,797	520,199
1.70%	—	22,278	—	4,344	2,262,355
1.75%	—	6,111	—	—	1,296,135
1.80%	—	226	—	151	282,816
1.85%	—	335	—	—	123,242
1.90%	—	360	—	—	1,705,894
1.95%	—	307	—	—	1,369,873
2.00%	—	240	—	—	24,842
2.05%	—	355	—	—	103,391
2.10%	—	23,805	—	—	396,483
2.15%	—	364	—	—	879,028
2.20%	—	234	—	—	77
2.25%	—	—	—	—	84
Total	$55,163	$1,710,033	$1,049,473	$327,244	$12,617,349

338	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
1.00%	$26,971	$309,378	$—	$14,880	$47,645
1.05%	—	66,163	—	1,400	88
1.10%	1,362,096	2,431,883	—	63,727	136,326
1.15%	294,741	390,041	—	284,611	1,220
1.20%	—	1,220,799	—	84,413	140,769
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,104,681	1,466,712	—	12,600	749,660
1.30%	—	908,725	—	426,930	143,277
1.35%	2,260,816	2,202,907	—	411,612	60,570
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1,208,625	762,043	59,900	343,195	219,608
1.45%	—	1,074,903	—	129,027	162,083
1.50%	57,703	930,431	12,371	347,764	116,991
1.55%	—	562,817	—	182,825	29,348
1.60%	1,154,419	304,151	232,838	374,062	276,990
1.65%	—	553,539	—	208,756	29,771
1.70%	—	1,572,189	—	779,618	128,312
1.75%	—	422,311	—	269,727	13,843
1.80%	—	141,575	—	340,700	10,643
1.85%	—	293,608	—	88,058	37,269
1.90%	—	1,389,195	—	960,109	41,350
1.95%	—	451,154	—	100,618	—
2.00%	—	40,216	—	15,357	11,688
2.05%	—	97,781	—	74,249	1,868
2.10%	—	166,760	—	162,367	3,694
2.15%	—	150,693	—	71,339	100
2.20%	—	6,434	—	151	111
2.25%	—	262	—	105	—
Total	$7,470,052	$17,916,670	$305,109	$5,748,200	$2,363,224

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
1.00%	$21,300	$609,313	$—	$128,283	$43,533
1.05%	85,364	6,316	141	—	202
1.10%	—	3,807,536	—	803,794	1,028,244
1.15%	154,826	197,218	136	191	112,032
1.20%	549,230	1,392,482	49,021	198,721	324,327
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	488,272	—	—	—
1.25%	—	1,918,379	—	—	—
1.25%	703,220	—	136	808,332	1,596,410
1.30%	439,571	1,289,468	120	307,413	80,614
1.35%	65,245	5,752,801	140	720,352	1,439,234
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	490,032	2,580,492	179	170,368	211,329
1.45%	1,058,435	1,899,334	313	227,138	593,697
1.50%	1,113,079	1,973,978	20,962	275,680	255,601
1.55%	5,655	1,236,281	250	526,837	109,030
1.60%	145,868	1,243,369	205	6,343	40,133
1.65%	339,767	1,007,511	1,624	133,963	29,405
1.70%	755,444	927,721	58,407	87,612	60,033
1.75%	88,386	206,228	195,257	13,051	87
1.80%	89,589	71,296	242	108	16,661
1.85%	10,846	54,787	240	148	209
1.90%	686,154	275,763	173,704	—	28,789
1.95%	169,324	90,738	5,209	—	93
2.00%	5,420	139	235	—	164
2.05%	95,892	119	183	—	163
2.10%	212,139	157,518	7,638	—	337
2.15%	43,629	14,773	11,635	—	174
2.20%	92	173	229	—	159
2.25%	115	—	—	—	—
Total	$7,328,622	$27,202,005	$526,206	$4,408,334	$5,970,660

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	339

Subaccount	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
1.00%	$—	$114	$—	$206	$7,471
1.05%	—	59,503	—	7,280	—
1.10%	—	—	—	—	187,415
1.15%	—	722,944	—	140	56,337
1.20%	—	632,582	—	745,864	241,923
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	578,366	—	434,646	743,946
1.30%	—	840,358	—	138	—
1.35%	—	756,989	—	137	653,971
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	9,627	885,487	69,272	251,207	595,728
1.45%	—	890,471	—	198,702	404,665
1.50%	90	1,011,000	107	72,128	200,610
1.55%	—	227,188	—	134	—
1.60%	57,137	381,537	68,013	213,554	408,631
1.65%	—	452,621	—	19,994	6,917
1.70%	—	2,654,276	—	210,223	84,967
1.75%	—	732,263	—	115	—
1.80%	—	423,577	—	173	278
1.85%	—	128,878	—	129	—
1.90%	—	2,057,106	—	196	—
1.95%	—	671,146	—	128	—
2.00%	—	27,485	—	127	—
2.05%	—	152,704	—	127	—
2.10%	—	321,417	—	126	—
2.15%	—	269,701	—	394	—
2.20%	—	8,046	—	125	—
2.25%	—	154	—	185	—
Total	$66,854	$14,885,913	$137,392	$2,156,178	$3,592,859

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Hlth, Ser II
1.00%	$15,296	$13,395	$35,209	$256	$10,626
1.05%	3,334	26,375	—	—	3,196
1.10%	35,105	341,201	213,779	15,191	—
1.15%	303	2,510,645	97,231	—	144
1.20%	284	375,308	552,864	3,195	17,421
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,803	28,598	940,253	5,615	105
1.30%	12,589	2,434,826	—	4,299	141
1.35%	26,170	3,263,868	760,272	2,810	136
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	88,015	1,213,129	2,711,327	213	136
1.45%	20,606	1,463,735	728,381	206	114
1.50%	51,471	2,379,357	650,547	548,072	28,572
1.55%	8,090	862,100	—	193	138
1.60%	73,808	1,024,530	633,852	172	137
1.65%	84,651	1,502,170	72,190	3,418	75,512
1.70%	288,310	7,313,599	146,438	190	4,922
1.75%	305	2,278,687	—	179	42,580
1.80%	279	1,116,706	187	169	166
1.85%	24,243	447,136	—	168	126
1.90%	18,436	6,423,970	—	—	134
1.95%	272	2,229,572	—	—	131
2.00%	273	76,448	—	—	131
2.05%	1,568	540,843	—	—	130
2.10%	13,518	1,081,905	—	—	130
2.15%	269	981,853	—	—	142
2.20%	268	25,547	—	—	128
2.25%	267	161	—	—	146
Total	$778,533	$39,955,664	$7,542,530	$584,346	$185,244

340	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Gro & Inc, Ser II	Invesco VI Intl Gro, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser I
1.00%	$4,198	$—	$165	$—	$—
1.05%	—	—	36,539	140	—
1.10%	219,764	—	—	—	—
1.15%	—	—	8,790	74,189	—
1.20%	88,167	—	56,436	138	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,489	—	11,767	137	—
1.30%	15,865	—	15,923	137,267	—
1.35%	108,322	—	27,772	101,555	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	100,836	723,860	20,618	133	157,515
1.45%	84,102	—	108,265	59,666	—
1.50%	31,844	—	24,341	62,648	7,504
1.55%	85,480	—	21,905	28,415	—
1.60%	1,165	—	33,025	129	30,639
1.65%	19,572	—	37,758	69,159	—
1.70%	45,215	—	307,480	176,317	—
1.75%	2,271	—	70,955	126,905	—
1.80%	143	—	24,324	5,027	—
1.85%	24,173	—	12,396	8,106	—
1.90%	—	—	145,930	172,174	—
1.95%	—	—	29,560	54,704	—
2.00%	—	—	151	774	—
2.05%	—	—	180	3,116	—
2.10%	—	—	22,909	29,715	—
2.15%	—	—	20,572	39,474	—
2.20%	—	—	161	188	—
2.25%	—	—	177	—	—
Total	$833,606	$723,860	$1,038,099	$1,150,076	$195,658

Subaccount	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Henderson Bal, Inst	Janus Henderson Enterprise, Serv	Janus Henderson Gbl Res, Inst
1.00%	$7,912	$161,811	$—	$—	$—
1.05%	130	173	—	—	—
1.10%	164,456	1,236,289	—	—	—
1.15%	129	230,083	—	30,626	—
1.20%	19,182	296,348	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,707	272,111	—	150,044	—
1.30%	34,317	659,339	—	—	—
1.35%	49,908	1,807,690	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	32,857	66,691	1,936,721	343,990	760,073
1.45%	77,396	539,057	—	—	—
1.50%	9,940	285,504	—	19,424	—
1.55%	28,504	335,255	—	—	—
1.60%	11,911	19,193	—	299,250	—
1.65%	48,958	364,682	—	—	—
1.70%	55,094	708,944	—	—	—
1.75%	17,967	395,407	—	—	—
1.80%	89	27,974	—	—	—
1.85%	89	46,081	—	—	—
1.90%	17,464	597,261	—	—	—
1.95%	96	201,241	—	—	—
2.00%	122	3,083	—	—	—
2.05%	121	11,622	—	—	—
2.10%	121	99,190	—	—	—
2.15%	121	145,857	—	—	—
2.20%	121	139	—	—	—
2.25%	120	—	—	—	—
Total	$587,832	$8,511,025	$1,936,721	$843,334	$760,073

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	341

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	JPM Ins Trust U.S. Eq, Cl 1	Lazard Retire Intl Eq, Serv
1.00%	$—	$—	$203	$—	$—
1.05%	—	—	128,227	—	—
1.10%	—	—	—	—	—
1.15%	3,149	—	28,731	—	—
1.20%	—	—	65,572	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	35,636	—	134,411	—	—
1.30%	—	—	23,571	—	—
1.35%	—	—	29,708	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	59,287	188,561	300,126	193,178	33,402
1.45%	—	—	169,987	—	—
1.50%	16,913	42,980	180,943	181,700	89
1.55%	—	—	11,339	—	—
1.60%	79,045	935,752	397,160	13,133	25,011
1.65%	—	—	78,849	—	—
1.70%	—	—	347,665	—	—
1.75%	—	—	112,689	—	—
1.80%	—	—	28,436	—	—
1.85%	—	—	3,194	—	—
1.90%	—	—	173,259	—	—
1.95%	—	—	50,190	—	—
2.00%	—	—	205	—	—
2.05%	—	—	155	—	—
2.10%	—	—	22,764	—	—
2.15%	—	—	80,725	—	—
2.20%	—	—	218	—	—
2.25%	—	—	214	—	—
Total	$194,030	$1,167,293	$2,368,541	$388,011	$58,502

Subaccount	Lazard Retire U.S. Strategic, Serv	LVIP Baron Gro Opp, Serv Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$—	$—	$—	$12,927
1.05%	—	—	—	—	97
1.10%	—	—	—	—	466,699
1.15%	—	—	201	24,443	97
1.20%	—	—	260,130	—	60,868
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	205,896	350,993	150,315
1.30%	—	—	—	—	58,096
1.35%	—	—	—	—	686,416
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	4,966	143,974	120,748	82,388	82,164
1.45%	—	—	245,890	—	25,821
1.50%	89	22,749	529,415	242	3,080
1.55%	—	—	—	—	54,398
1.60%	140,659	169,232	161	22,437	96
1.65%	—	—	171	—	3,340
1.70%	—	—	142,510	130	27,182
1.75%	—	—	—	—	96
1.80%	—	—	156	151	96
1.85%	—	—	—	—	95
1.90%	—	—	—	—	95
1.95%	—	—	—	—	95
2.00%	—	—	—	—	95
2.05%	—	—	—	—	94
2.10%	—	—	—	—	94
2.15%	—	—	—	—	94
2.20%	—	—	—	—	94
2.25%	—	—	—	—	—
Total	$145,714	$335,955	$1,505,278	$480,784	$1,632,544

342	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	MFS New Dis, Init Cl	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl
1.00%	$—	$24,476	$—	$—	$399,195
1.05%	—	93	—	—	7,113
1.10%	—	473,941	—	—	3,140,703
1.15%	11,770	4,240	—	62,659	106,377
1.20%	—	97,714	—	—	506,385
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	121	197,540	—	5,195	925,511
1.30%	—	50,342	—	—	901,721
1.35%	—	517,481	—	—	5,631,299
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	287,185	17,830	359,329	—	589,080
1.45%	—	10,906	—	—	856,476
1.50%	18,591	59,382	1,958	—	476,304
1.55%	—	24,338	—	—	1,042,427
1.60%	251,030	125	889,173	—	86,248
1.65%	—	82,179	—	—	839,243
1.70%	—	178,954	—	—	738,689
1.75%	—	60,276	—	—	102,450
1.80%	—	161	—	—	9,008
1.85%	—	5,118	—	—	42,431
1.90%	—	176	—	—	125,310
1.95%	—	15,617	—	—	16,169
2.00%	—	127	—	—	15,417
2.05%	—	168	—	—	115
2.10%	—	125	—	—	24,230
2.15%	—	2,867	—	—	23,843
2.20%	—	124	—	—	129
2.25%	—	—	—	—	120
Total	$568,697	$1,824,300	$1,250,460	$67,854	$16,605,993

Subaccount	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	MS VIF US Real Est, Cl I
1.00%	$—	$40,948	$21,324	$156	$4,499
1.05%	—	13,614	5,343	10,555	—
1.10%	—	291,506	—	—	66,675
1.15%	44,915	16,776	1,855	135	—
1.20%	463,902	12,276	26,585	24,299	46,913
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	442,707	75,536	1,538	135	85
1.30%	—	128,398	5,652	134	55,069
1.35%	—	131,093	3,796	117	201,142
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1,200,364	129,126	2,504	133	26,253
1.45%	528,849	78,987	20,863	122	20,562
1.50%	246,738	88,422	4,327	5,999	6,704
1.55%	—	49,614	2,259	131	8,080
1.60%	401,268	62,431	89	29,038	7,492
1.65%	72,318	22,679	28,118	130	7,979
1.70%	192,301	1,556	65,922	22,696	45,693
1.75%	—	53,055	14,052	57,089	97
1.80%	209	14,371	4,247	110	164
1.85%	—	44,674	86	126	87
1.90%	—	60,662	26,685	152	—
1.95%	—	139	97,250	17,628	—
2.00%	—	236	86	125	—
2.05%	—	179	84	124	—
2.10%	—	227	8,752	83	—
2.15%	—	11,835	13,157	102	—
2.20%	—	230	91	121	—
2.25%	—	173	119	141	—
Total	$3,593,571	$1,328,743	$354,784	$169,581	$497,494

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	343

Subaccount	MS VIF US Real Est, Cl II	Oppen Cap Appr VA	Oppen Cap Appr VA, Serv	Oppen Global VA	Oppen Global VA, Serv
1.00%	$—	$—	$60,234	$—	$58,288
1.05%	70,701	—	11,976	—	30,798
1.10%	—	—	602,660	—	415,089
1.15%	43,026	—	710,771	—	12,445
1.20%	16,685	—	96,247	—	520,667
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	108	—	123,605	—	250,359
1.30%	27,927	—	954,014	—	150,038
1.35%	58,477	—	1,859,864	—	465,700
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	179	771,831	60,294	1,476	169,130
1.45%	14,294	—	593,868	—	245,996
1.50%	95,097	—	840,477	—	301,444
1.55%	34,011	—	461,538	—	75,666
1.60%	239	—	146,955	—	28,840
1.65%	9,333	—	444,902	—	63,614
1.70%	182,396	—	2,402,785	—	158,522
1.75%	72,937	—	855,698	—	34,903
1.80%	24,652	—	122,189	—	12,910
1.85%	22,060	—	114,879	—	281
1.90%	237,639	—	2,005,100	—	150,440
1.95%	95,182	—	821,669	—	206
2.00%	6,138	—	14,156	—	7,194
2.05%	6,530	—	107,693	—	44,882
2.10%	34,984	—	341,140	—	2,958
2.15%	65,302	—	417,183	—	244
2.20%	165	—	9,499	—	242
2.25%	—	—	299	—	243
Total	$1,118,062	$771,831	$14,179,695	$1,476	$3,201,099

Subaccount	Oppen Global Strategic Inc VA	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
1.00%	$—	$239,391	$—	$99,096	$81
1.05%	—	65,428	—	5,798	53,748
1.10%	—	1,230,861	—	644,881	—
1.15%	—	936,894	—	46,340	8,078
1.20%	—	816,964	—	234,517	51,936
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	805,157	—	109,330	14,904
1.30%	—	1,178,401	—	296,175	12,564
1.35%	—	2,288,312	—	338,654	29,623
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	118,254	1,067,405	41,982	133,576	18,892
1.45%	—	1,156,470	—	451,362	72,200
1.50%	—	894,469	—	65,045	29,114
1.55%	—	943,823	—	135,446	8,609
1.60%	—	719,168	—	83,704	25,892
1.65%	—	1,140,271	—	62,232	109,250
1.70%	—	2,749,817	—	161,595	331,073
1.75%	—	1,639,127	—	7,156	107,058
1.80%	—	631,602	—	30,989	33,086
1.85%	—	229,934	—	21,489	10,943
1.90%	—	2,024,528	—	27,901	245,522
1.95%	—	1,020,694	—	127	75,721
2.00%	—	66,849	—	540	77
2.05%	—	271,304	—	136	90
2.10%	—	516,073	—	135	23,661
2.15%	—	621,837	—	11,521	44,366
2.20%	—	80	—	132	81
2.25%	—	88	—	183	95
Total	$118,254	$23,254,947	$41,982	$2,968,060	$1,306,664

344	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB	Put VT Eq Inc, Cl IA	Put VT Eq Inc, Cl IB	Put VT Global Eq, Cl IA
1.00%	$—	$—	$—	$45,188	$—
1.05%	—	—	—	—	—
1.10%	—	—	—	667,965	—
1.15%	—	—	—	54,204	—
1.20%	—	—	—	91,804	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	193,117	—
1.30%	—	—	—	33,362	—
1.35%	—	—	—	511,362	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	687,638	293,453	2,330,992	804,930	411,374
1.45%	—	—	—	26,255	—
1.50%	—	—	—	26,499	—
1.55%	—	—	—	110,128	—
1.60%	—	—	—	111	—
1.65%	—	—	—	49,523	—
1.70%	—	—	—	111	—
1.75%	—	—	—	111	—
1.80%	—	—	—	111	—
1.85%	—	—	—	3,294	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—
Total	$687,638	$293,453	$2,330,992	$2,618,075	$411,374

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Gro Opp, Cl IA	Put VT Gro Opp, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
1.00%	$86	$—	$—	$—	$—
1.05%	178	—	—	—	—
1.10%	178,262	—	—	—	—
1.15%	133	—	—	—	—
1.20%	21,965	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	161,795	—	—	—	—
1.30%	49,221	—	—	—	—
1.35%	33,983	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	92,725	307,909	718,025	470,789	149,415
1.45%	112,312	—	—	—	—
1.50%	140,335	—	—	—	—
1.55%	35,284	—	—	—	—
1.60%	41,681	—	—	—	—
1.65%	19,860	—	—	—	—
1.70%	106	—	—	—	—
1.75%	11,754	—	—	—	—
1.80%	174	—	—	—	—
1.85%	38,476	—	—	—	—
1.90%	13,992	—	—	—	—
1.95%	119	—	—	—	—
2.00%	3,817	—	—	—	—
2.05%	2,965	—	—	—	—
2.10%	185	—	—	—	—
2.15%	114	—	—	—	—
2.20%	183	—	—	—	—
2.25%	—	—	—	—	—
Total	$959,705	$307,909	$718,025	$470,789	$149,415

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	345

Subaccount	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Gro, Cl IB	Put VT Intl Val, Cl IB	Put VT Research, Cl IB
1.00%	$—	$87,328	$112	$—	$5,121
1.05%	—	121	—	—	—
1.10%	—	497,428	37,902	—	14,939
1.15%	17,286	45,568	—	—	—
1.20%	—	743,052	—	—	149
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,796	1,159,933	41,424	—	134
1.30%	—	124,311	—	—	10,872
1.35%	—	503,545	202,352	—	18,888
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	110	459,200	49,932	212	6,044
1.45%	—	763,399	—	—	198
1.50%	21,870	185,947	—	—	13,066
1.55%	—	244,815	—	—	183
1.60%	114	24,229	—	—	142
1.65%	—	109,419	—	—	142
1.70%	522	206,988	—	—	—
1.75%	—	20,238	—	—	137
1.80%	91	99	—	—	—
1.85%	—	12,264	—	—	137
1.90%	—	11,925	—	—	—
1.95%	—	130	—	—	—
2.00%	—	130	—	—	—
2.05%	—	130	—	—	—
2.10%	—	116	—	—	—
2.15%	—	3,648	—	—	—
2.20%	—	128	—	—	—
2.25%	—	—	—	—	—
Total	$42,789	$5,204,091	$331,722	$212	$70,152

Subaccount	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl
1.00%	$—	$—	$26,249	$—	$—
1.05%	79	—	183	—	—
1.10%	—	—	227,611	—	—
1.15%	81	—	34,342	—	—
1.20%	76,945	—	415,560	—	—
1.25%	—	—	634,773	—	—
1.25%	—	—	99,618	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	154	—	—	—	—
1.30%	31,787	—	212	—	—
1.35%	25,454	—	196,426	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	20,670	1,841,271	194,734	191,332	345,036
1.45%	4,978	—	617,902	—	—
1.50%	11,253	—	171,155	55,286	15,994
1.55%	4,122	—	191	—	—
1.60%	94	—	209	346,032	231,294
1.65%	30,783	—	53,384	—	—
1.70%	325,323	—	36,332	—	—
1.75%	12,312	—	174	—	—
1.80%	14,721	—	173	—	—
1.85%	4,325	—	4,375	—	—
1.90%	84,886	—	182	—	—
1.95%	19,777	—	173	—	—
2.00%	126	—	170	—	—
2.05%	127	—	170	—	—
2.10%	181	—	169	—	—
2.15%	164	—	168	—	—
2.20%	252	—	167	—	—
2.25%	—	—	—	—	—
Total	$668,594	$1,841,271	$2,714,802	$592,650	$592,324

346	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave Val
1.00%	$103	$51,092	$20,928	$130	$—
1.05%	—	—	82,114	44,443	—
1.10%	52,451	1,012,385	—	—	—
1.15%	—	29,573	584,200	29,678	—
1.20%	—	234,456	271,627	83,534	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	130,294	—	—	—
1.25%	—	—	—	—	—
1.25%	—	141,936	—	—	—
1.25%	218,620	—	28,394	7,601	—
1.30%	—	233,965	479,130	328,096	—
1.35%	208,865	1,427,165	678,767	26,304	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	338,071	393,268	51,771	164,419
1.45%	—	378,068	447,533	85,292	—
1.50%	—	119,115	663,882	12,606	1,416
1.55%	—	165,031	226,598	4,670	—
1.60%	—	195,766	312,089	112,581	210,428
1.65%	—	158,391	500,636	38,116	—
1.70%	—	155,394	2,480,538	79,236	—
1.75%	—	34,675	778,056	76,744	—
1.80%	—	107	350,647	6,213	—
1.85%	—	45,814	153,096	127	—
1.90%	—	—	2,066,297	31,857	—
1.95%	—	—	578,723	61,565	—
2.00%	—	—	39,092	165	—
2.05%	—	—	217,761	126	—
2.10%	—	—	481,822	136,677	—
2.15%	—	—	335,626	12,882	—
2.20%	—	—	77	162	—
2.25%	—	—	84	117	—
Total	$480,039	$4,851,298	$12,170,985	$1,230,693	$376,263

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
1.00%	$13,023,164	$16,370,236	$2,283,228	$3,072,111	$21
1.05%	73,221	11,822,662	357,488	11,926,420	—
1.10%	—	—	—	—	—
1.15%	29	323,577	153,498	63,586	—
1.20%	5,531,526	16,766,523	4,377,439	8,675,536	21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	887,877	4,160,713	41,913	3,293,518	21
1.30%	48	914,495	455,258	28,688	—
1.35%	24	2,499,104	150,683	2,980,239	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	24	5,199,170	569,407	2,051,585	21
1.45%	2,190,955	10,820,077	3,159,632	9,348,975	21
1.50%	310,200	2,219,169	528,987	1,630,675	—
1.55%	919,229	3,561,200	1,650,635	1,439,286	20
1.60%	276,896	1,933,772	591,079	1,635,215	20
1.65%	27,381	2,489,091	2,439,366	1,079,411	20
1.70%	2,393,432	19,767,954	2,354,780	16,382,839	20
1.75%	465,681	10,766,247	730,930	9,251,053	20
1.80%	466,192	970,823	513,558	717,741	20
1.85%	162,541	444,150	21	4,681,012	21
1.90%	337,037	12,299,198	269,275	5,107,891	21
1.95%	1,239,995	4,302,244	581,725	5,190,743	21
2.00%	313,904	26,189	323,839	136,636	21
2.05%	23	323,885	21	625,765	21
2.10%	24	2,559,072	22	2,519,257	21
2.15%	23	1,184,490	50,275	2,081,245	21
2.20%	23	358,079	22	21	21
2.25%	23	23	22	21	21
Total	$28,619,472	$132,082,143	$21,583,103	$93,919,469	$414

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	347

Subaccount	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
1.00%	$21	$1,272,567	$2,206,952	$20,822,932	$16,040,943
1.05%	—	1,542,101	4,643,281	10,982,778	29,841,236
1.10%	—	—	—	—	—
1.15%	—	22	284,382	1,206,450	2,766,310
1.20%	21	726,320	5,756,499	19,158,324	27,845,742
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21	341,708	2,227,896	6,151,688	12,257,138
1.30%	—	19,606	311,570	278,532	1,734,946
1.35%	—	414,220	1,920,571	2,528,779	8,772,582
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	21	1,076,016	3,336,481	6,681,816	12,022,110
1.45%	21	1,094,095	4,359,262	5,754,154	17,090,108
1.50%	—	374,547	1,003,478	990,564	7,596,063
1.55%	20	111,383	393,617	3,008,876	3,320,581
1.60%	20	527,793	1,288,844	1,633,973	1,789,471
1.65%	21	420,250	1,127,567	1,775,308	5,778,330
1.70%	21	2,820,886	11,470,949	24,758,190	62,209,598
1.75%	21	1,559,689	2,154,203	9,814,575	23,560,098
1.80%	21	22	691,162	1,046,920	569,064
1.85%	21	177,814	832,439	766,708	1,910,431
1.90%	21	1,670,378	6,519,482	13,892,258	38,952,636
1.95%	21	1,761,861	3,047,231	6,054,371	18,660,787
2.00%	21	43,041	23	23	248,386
2.05%	21	24,913	235,361	269,977	3,608,885
2.10%	21	348,450	1,157,246	1,194,029	5,958,243
2.15%	21	22	21	1,101,425	2,089,780
2.20%	21	22	23	23	22
2.25%	21	22	23	23	22
Total	$418	$16,327,748	$54,968,563	$139,872,696	$304,623,512

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
1.00%	$88,906,956	$69,216,008	$29,392,394	$42,879,053	$8,468,542
1.05%	9,169,613	137,120,316	352,367	32,720,081	1,463,302
1.10%	—	—	—	—	—
1.15%	48,937	1,614,141	210,400	570,437	43
1.20%	92,010,795	130,920,093	31,844,038	47,548,398	13,833,150
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,726,751	49,031,498	5,022,504	15,795,974	1,548,617
1.30%	491,033	2,249,692	286,780	1,047,547	154,511
1.35%	1,482,495	35,902,242	329,145	6,796,435	1,558,078
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,533,609	25,652,733	58,715	12,457,782	234,608
1.45%	42,641,513	89,323,954	15,457,778	27,684,554	4,510,101
1.50%	2,192,111	17,549,461	232,125	4,322,750	1,227,873
1.55%	16,128,515	21,736,860	7,462,038	5,129,867	1,983,658
1.60%	1,284,726	6,308,830	372,566	5,000,840	275,576
1.65%	5,084,185	17,302,554	528,931	8,744,610	967,982
1.70%	35,771,221	229,120,197	15,243,705	55,050,299	5,479,976
1.75%	5,882,009	96,950,322	1,747,255	33,204,172	1,227,925
1.80%	2,975,900	6,621,207	2,096,879	4,495,111	1,111,569
1.85%	290,852	6,207,955	450,870	2,039,183	47
1.90%	3,850,800	97,641,269	3,324,558	43,413,712	1,004,933
1.95%	5,128,356	59,041,506	3,412,614	17,581,071	796,117
2.00%	2,054,411	2,744,092	46	439,715	240,576
2.05%	404,838	6,989,526	22	1,838,252	21
2.10%	2,497,020	19,666,812	81,003	6,625,911	1,438,789
2.15%	2,397,939	11,434,652	810,809	2,731,168	89,023
2.20%	23	210,092	22	23	47
2.25%	22	22	23	22	47
Total	$333,954,630	$1,140,556,034	$118,717,587	$378,116,967	$47,615,111

348	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
1.00%	$11,743,584	$48,035	$22	$1,748,710	$365,152
1.05%	15,865,418	46	—	—	—
1.10%	—	176,946	—	—	—
1.15%	21	770,305	—	—	—
1.20%	14,230,376	69,683	22	526,083	668,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,615,052	40,363	146,677	563,346	23
1.30%	322,052	961,274	—	—	—
1.35%	5,181,635	1,076,609	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	3,374,552	650,305	22	24	23
1.45%	11,268,428	559,476	366,061	24	373,990
1.50%	5,183,352	779,948	—	—	—
1.55%	2,356,295	314,789	22	24	23
1.60%	2,600,827	632,855	22	24	23
1.65%	2,474,044	557,643	22	24	23
1.70%	24,881,524	2,600,384	22	24	23
1.75%	10,087,151	1,012,393	22	24	23
1.80%	901,743	599,562	22	24	23
1.85%	1,466,302	182,656	22	24	23
1.90%	12,442,097	2,292,364	22	24	23
1.95%	4,777,867	858,023	22	24	23
2.00%	413,392	30,546	22	24	23
2.05%	953,266	203,208	22	24	23
2.10%	4,032,419	426,589	22	24	23
2.15%	2,676,477	364,905	22	24	23
2.20%	78,759	10,934	22	24	23
2.25%	21	145	22	24	23
Total	$141,926,654	$15,219,986	$513,134	$2,838,547	$1,408,228

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 1	WF VT Intl Eq, Cl 2
1.00%	$151	$204	$—	$7,514	$111,061
1.05%	26,274	14,711	151	—	119
1.10%	—	—	—	43,174	623,584
1.15%	571,159	507,893	116	—	205,776
1.20%	95,812	110,044	876,952	—	331,147
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,922	2,249	1,148,704	42,277	361,890
1.30%	652,274	492,046	113	—	279,450
1.35%	596,781	520,789	113	76,942	829,693
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	167,719	503,824	702,026	—	209,464
1.45%	461,381	292,530	1,542,585	—	459,440
1.50%	431,236	428,495	1,647,948	—	389,477
1.55%	177,903	155,742	111	—	170,375
1.60%	336,084	1,229,627	117,732	—	40,039
1.65%	343,051	326,626	340,244	—	191,815
1.70%	1,521,672	1,543,791	321,590	—	770,896
1.75%	1,022,157	593,661	109	—	30,603
1.80%	90,667	335,279	98	—	13,008
1.85%	77,142	98,973	89	—	72,125
1.90%	1,065,908	1,289,844	105	—	803,298
1.95%	827,478	522,435	—	—	—
2.00%	10,259	19,471	103	—	89
2.05%	26,032	124,496	102	—	84,137
2.10%	186,896	248,089	6,062	—	101,227
2.15%	388,081	247,711	101	—	82
2.20%	9,602	6,270	100	—	82
2.25%	192	259	—	—	—
Total	$9,089,833	$9,615,059	$6,705,254	$169,907	$6,078,877

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	349

Subaccount	WF VT Omega Gro, Cl 1	WF VT Omega Gro, Cl 2	WF VT Opp, Cl 1	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
1.00%	$22,116	$660,157	$11,395	$309,367	$53,244
1.05%	—	177	—	156	177
1.10%	193,316	1,005,327	54,828	1,013,816	252,232
1.15%	—	553,951	—	17,272	97,870
1.20%	—	1,588,853	—	488,073	518,929
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	181,705	1,400,641	67,295	475,308	357,668
1.30%	—	633,469	—	238,296	158,421
1.35%	663,138	1,327,365	441,616	950,611	354,045
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1,680,727	—	367,228	257,950
1.45%	—	2,724,682	—	370,780	645,772
1.50%	—	1,717,254	—	156,169	263,066
1.55%	—	606,283	—	284,001	132,392
1.60%	—	900,791	—	122,162	11,038
1.65%	—	604,583	—	202,734	143,470
1.70%	—	2,092,315	—	265,195	636,295
1.75%	—	215,237	—	39,393	14,867
1.80%	—	679,904	—	134	3,259
1.85%	—	227,154	—	7,569	37,280
1.90%	—	2,058,744	—	121,503	453,078
1.95%	—	—	—	—	—
2.00%	—	31,898	—	146	1,245
2.05%	—	343,110	—	6,166	31,145
2.10%	—	394,693	—	14,228	54,593
2.15%	—	138	—	145	138
2.20%	—	202	—	164	137
2.25%	—	—	—	—	—
Total	$1,060,275	$21,447,655	$575,134	$5,450,616	$4,478,311

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Wealth Strategy, Cl B
2017	196	$1.73	to	$1.55	$329	1.93%	1.00%	to	2.20%	14.47%	to	13.11%
2016	218	$1.51	to	$1.37	$323	1.75%	1.00%	to	2.20%	3.41%	to	2.18%
2015	279	$1.46	to	$1.34	$401	1.99%	1.00%	to	2.20%	0.28%	to	(0.91%)
2014	387	$1.46	to	$1.35	$556	2.41%	1.00%	to	2.20%	6.05%	to	4.78%
2013	430	$1.37	to	$1.29	$583	2.29%	1.00%	to	2.20%	15.12%	to	13.74%
AB VPS Global Thematic Gro, Cl B
2017	1,063	$0.76	to	$1.59	$1,091	0.28%	1.00%	to	2.25%	34.95%	to	33.27%
2016	1,362	$0.57	to	$1.19	$987	—	1.00%	to	2.25%	(1.86%)	to	(3.07%)
2015	1,526	$0.58	to	$1.23	$1,144	—	1.00%	to	2.25%	1.63%	to	0.36%
2014	1,920	$0.57	to	$1.23	$1,399	—	1.00%	to	2.25%	3.76%	to	2.47%
2013	2,314	$0.55	to	$1.20	$1,674	0.02%	1.00%	to	2.25%	21.70%	to	20.20%
AB VPS Gro & Inc, Cl B
2017	2,637	$2.37	to	$2.34	$6,193	1.24%	1.00%	to	2.25%	17.42%	to	15.96%
2016	3,172	$2.02	to	$2.02	$6,367	0.81%	1.00%	to	2.25%	9.97%	to	8.60%
2015	3,652	$1.84	to	$1.86	$6,680	1.15%	1.00%	to	2.25%	0.42%	to	(0.83%)
2014	4,355	$1.83	to	$1.88	$7,986	1.12%	1.00%	to	2.25%	8.20%	to	6.86%
2013	5,167	$1.69	to	$1.76	$8,833	1.15%	1.00%	to	2.25%	33.25%	to	31.60%

350	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Inter Bond, Cl B
2017	278	$1.78	to	$1.72	$486	3.68%	1.40%	to	1.60%	1.84%	to	1.64%
2016	519	$1.75	to	$1.70	$898	3.29%	1.40%	to	1.60%	2.91%	to	2.70%
2015	401	$1.70	to	$1.65	$662	3.18%	1.40%	to	1.60%	(1.57%)	to	(1.77%)
2014	501	$1.72	to	$1.68	$839	3.35%	1.40%	to	1.60%	4.74%	to	4.53%
2013	670	$1.65	to	$1.61	$1,075	3.39%	1.40%	to	1.60%	(3.69%)	to	(3.89%)
AB VPS Intl Val, Cl B
2017	11,086	$1.31	to	$1.18	$15,557	1.82%	1.00%	to	2.25%	23.85%	to	22.31%
2016	14,221	$1.05	to	$0.96	$16,208	1.06%	1.00%	to	2.25%	(1.79%)	to	(3.00%)
2015	16,084	$1.07	to	$0.99	$18,776	2.01%	1.00%	to	2.25%	1.38%	to	0.13%
2014	21,752	$1.06	to	$0.99	$25,191	3.10%	1.00%	to	2.25%	(7.40%)	to	(8.53%)
2013	28,469	$1.14	to	$1.09	$35,788	5.54%	1.00%	to	2.25%	21.51%	to	20.00%
AB VPS Lg Cap Gro, Cl B
2017	1,938	$1.59	to	$3.19	$3,146	—	1.00%	to	1.85%	30.37%	to	29.27%
2016	2,353	$1.22	to	$2.47	$2,900	—	1.00%	to	1.85%	1.34%	to	0.48%
2015	2,587	$1.20	to	$2.46	$3,236	—	1.00%	to	1.85%	9.75%	to	8.82%
2014	3,015	$1.09	to	$2.26	$3,473	—	1.00%	to	1.85%	12.71%	to	11.75%
2013	4,038	$0.97	to	$2.02	$4,116	—	1.00%	to	1.85%	35.64%	to	34.49%
AC VP Inc & Gro, Cl I
2017	112	$2.75	to	$2.75	$309	2.36%	1.40%	to	1.40%	18.82%	to	18.82%
2016	126	$2.31	to	$2.31	$291	2.37%	1.40%	to	1.40%	11.91%	to	11.91%
2015	167	$2.07	to	$2.07	$346	2.10%	1.40%	to	1.40%	(6.93%)	to	(6.93%)
2014	177	$2.22	to	$2.22	$392	1.98%	1.40%	to	1.40%	10.94%	to	10.94%
2013	218	$2.00	to	$2.00	$436	2.17%	1.40%	to	1.40%	33.93%	to	33.93%
AC VP Inflation Prot, Cl II
2017	18,444	$1.36	to	$1.21	$24,036	2.59%	1.05%	to	2.20%	2.59%	to	1.42%
2016	19,892	$1.32	to	$1.20	$25,418	1.84%	1.05%	to	2.20%	3.30%	to	2.12%
2015	23,920	$1.28	to	$1.17	$29,793	2.06%	1.05%	to	2.20%	(3.49%)	to	(4.59%)
2014	30,501	$1.33	to	$1.23	$39,591	1.25%	1.05%	to	2.20%	2.22%	to	1.05%
2013	41,802	$1.30	to	$1.22	$53,443	1.64%	1.05%	to	2.20%	(9.44%)	to	(10.47%)
AC VP Intl, Cl II
2017	68	$1.44	to	$1.77	$105	0.73%	1.05%	to	2.20%	29.57%	to	28.10%
2016	69	$1.11	to	$1.38	$83	1.06%	1.05%	to	2.20%	(6.54%)	to	(7.61%)
2015	112	$1.19	to	$1.49	$144	0.22%	1.05%	to	2.20%	(0.54%)	to	(1.68%)
2014	112	$1.20	to	$1.52	$145	1.93%	1.05%	to	2.20%	(6.64%)	to	(7.70%)
2013	30	$1.28	to	$1.65	$53	0.27%	1.05%	to	2.20%	20.98%	to	19.59%
AC VP Mid Cap Val, Cl II
2017	83	$2.70	to	$2.44	$178	1.30%	1.00%	to	2.25%	10.36%	to	9.00%
2016	175	$2.45	to	$2.24	$336	1.60%	1.00%	to	2.25%	21.50%	to	20.00%
2015	102	$2.02	to	$1.87	$163	1.51%	1.00%	to	2.25%	(2.56%)	to	(3.77%)
2014	91	$2.07	to	$1.94	$151	1.02%	1.00%	to	2.25%	15.08%	to	13.65%
2013	65	$1.80	to	$1.71	$95	0.95%	1.00%	to	2.25%	28.62%	to	27.02%
AC VP Ultra, Cl II
2017	4,371	$2.79	to	$2.52	$10,199	0.25%	1.00%	to	2.25%	30.70%	to	29.08%
2016	5,777	$2.13	to	$1.95	$10,372	0.20%	1.00%	to	2.25%	3.32%	to	2.04%
2015	6,948	$2.06	to	$1.91	$12,147	0.32%	1.00%	to	2.25%	5.00%	to	3.69%
2014	10,331	$1.97	to	$1.84	$17,292	0.25%	1.00%	to	2.25%	8.74%	to	7.38%
2013	15,413	$1.81	to	$1.72	$23,883	0.43%	1.00%	to	2.25%	35.55%	to	33.87%
AC VP Val, Cl I
2017	85	$3.75	to	$3.75	$317	1.64%	1.40%	to	1.40%	7.24%	to	7.24%
2016	104	$3.49	to	$3.49	$365	1.73%	1.40%	to	1.40%	18.81%	to	18.81%
2015	156	$2.94	to	$2.94	$459	2.12%	1.40%	to	1.40%	(5.22%)	to	(5.22%)
2014	169	$3.10	to	$3.10	$524	1.52%	1.40%	to	1.40%	11.51%	to	11.51%
2013	193	$2.78	to	$2.78	$538	1.64%	1.40%	to	1.40%	29.90%	to	29.90%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	351

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl II
2017	81	$2.31	to	$2.09	$182	1.46%	1.00%	to	2.25%	7.50%	to	6.17%
2016	106	$2.15	to	$1.97	$219	1.59%	1.00%	to	2.25%	19.08%	to	17.62%
2015	133	$1.81	to	$1.67	$231	1.88%	1.00%	to	2.25%	(4.98%)	to	(6.16%)
2014	239	$1.90	to	$1.78	$443	1.41%	1.00%	to	2.25%	11.78%	to	10.38%
2013	287	$1.70	to	$1.62	$483	1.46%	1.00%	to	2.25%	30.16%	to	28.57%
CB Var Sm Cap Gro, Cl I
2017	77	$2.89	to	$2.61	$171	—	1.00%	to	2.25%	23.03%	to	21.51%
2016	86	$2.35	to	$2.15	$156	—	1.00%	to	2.25%	4.75%	to	3.46%
2015	106	$2.24	to	$2.08	$182	—	1.00%	to	2.25%	(5.33%)	to	(6.50%)
2014	153	$2.37	to	$2.22	$277	—	1.00%	to	2.25%	3.04%	to	1.77%
2013	158	$2.30	to	$2.18	$280	0.03%	1.00%	to	2.25%	45.60%	to	43.78%
Col VP Asset Alloc, Cl 1
2017	24	$2.64	to	$2.61	$63	1.67%	1.15%	to	1.25%	14.30%	to	14.19%
2016	25	$2.31	to	$2.28	$57	2.41%	1.15%	to	1.25%	4.16%	to	4.05%
2015	31	$2.22	to	$2.19	$69	2.08%	1.15%	to	1.25%	(0.09%)	to	(0.19%)
2014	32	$2.22	to	$2.20	$71	2.47%	1.15%	to	1.25%	8.78%	to	8.68%
2013	34	$2.04	to	$2.02	$68	2.30%	1.15%	to	1.25%	16.81%	to	16.71%
Col VP Bal, Cl 3
2017	1,291	$1.95	to	$1.88	$3,183	—	1.00%	to	1.80%	13.38%	to	12.48%
2016	1,356	$1.72	to	$1.67	$2,944	—	1.00%	to	1.80%	5.36%	to	4.52%
2015	1,446	$1.63	to	$1.60	$3,024	—	1.00%	to	1.80%	0.70%	to	(0.10%)
2014	1,629	$1.62	to	$1.60	$3,338	—	1.00%	to	1.80%	9.04%	to	8.17%
2013	1,846	$1.49	to	$1.48	$3,492	—	1.00%	to	1.80%	20.25%	to	19.29%
Col VP Disciplined Core, Cl 3
2017	9,935	$2.10	to	$2.50	$19,415	—	1.00%	to	2.25%	22.99%	to	21.46%
2016	12,753	$1.71	to	$2.06	$20,180	—	1.00%	to	2.25%	6.87%	to	5.54%
2015	15,044	$1.60	to	$1.95	$22,455	—	1.00%	to	2.25%	(0.24%)	to	(1.49%)
2014	19,422	$1.60	to	$1.98	$29,186	—	1.00%	to	2.25%	14.08%	to	12.66%
2013	28,124	$1.40	to	$1.75	$37,435	—	1.00%	to	2.25%	32.33%	to	30.67%
Col VP Divd Opp, Cl 3
2017	10,912	$2.79	to	$1.91	$28,564	—	1.00%	to	2.25%	13.15%	to	11.75%
2016	12,846	$2.46	to	$1.71	$29,868	—	1.00%	to	2.25%	12.39%	to	11.00%
2015	16,219	$2.19	to	$1.54	$33,708	—	1.00%	to	2.25%	(3.73%)	to	(4.94%)
2014	21,170	$2.28	to	$1.62	$45,781	—	1.00%	to	2.25%	8.82%	to	7.46%
2013	30,495	$2.09	to	$1.51	$61,221	—	1.00%	to	2.25%	25.46%	to	23.90%
Col VP Emer Mkts, Cl 3
2017	3,629	$1.48	to	$1.34	$10,403	0.10%	1.00%	to	2.25%	45.60%	to	43.80%
2016	5,098	$1.02	to	$0.93	$10,130	0.11%	1.00%	to	2.25%	3.93%	to	2.64%
2015	6,275	$0.98	to	$0.91	$12,055	0.12%	1.00%	to	2.25%	(9.90%)	to	(11.04%)
2014	7,610	$1.09	to	$1.02	$16,347	0.23%	1.00%	to	2.25%	(3.24%)	to	(4.46%)
2013	10,135	$1.12	to	$1.07	$22,674	0.58%	1.00%	to	2.25%	(2.77%)	to	(3.99%)
Col VP Govt Money Mkt, Cl 3
2017	34,520	$1.07	to	$0.84	$33,373	0.29%	1.00%	to	2.25%	(0.70%)	to	(1.93%)
2016	38,161	$1.07	to	$0.85	$37,444	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.20%)
2015	17,014	$1.08	to	$0.87	$17,124	0.01%	1.00%	to	2.25%	(0.97%)	to	(2.24%)
2014	20,297	$1.09	to	$0.89	$20,755	0.01%	1.00%	to	2.25%	(0.99%)	to	(2.24%)
2013	25,348	$1.11	to	$0.91	$26,218	0.01%	1.00%	to	2.25%	(0.98%)	to	(2.24%)
Col VP Hi Yield Bond, Cl 3
2017	2,739	$1.70	to	$1.54	$6,032	5.30%	1.00%	to	2.25%	5.36%	to	4.05%
2016	3,260	$1.62	to	$1.48	$6,859	5.87%	1.00%	to	2.25%	10.62%	to	9.25%
2015	4,175	$1.46	to	$1.35	$7,994	5.87%	1.00%	to	2.25%	(2.11%)	to	(3.35%)
2014	5,572	$1.49	to	$1.40	$10,955	5.81%	1.00%	to	2.25%	2.60%	to	1.31%
2013	8,331	$1.46	to	$1.38	$16,123	5.92%	1.00%	to	2.25%	5.02%	to	3.71%

352	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 1
2017	240	$1.04	to	$1.04	$249	6.30%	1.15%	to	1.25%	5.34%		to	5.24%
2016	253	$0.99	to	$0.98	$250	10.99%	1.15%	to	1.25%	9.67%		to	9.56%
2015	269	$0.90	to	$0.90	$242	9.09%	1.15%	to	1.25%	(2.13%)		to	(2.22%)
2014	307	$0.92	to	$0.92	$283	—	1.15%	to	1.25%	2.82%		to	2.73%
2013	306	$0.90	to	$0.89	$275	8.92%	1.15%	to	1.25%	0.68	%(5)	to	0.62	%(5)
Col VP Inc Opp, Cl 3
2017	3,052	$1.66	to	$1.50	$6,184	6.01%	1.00%	to	2.25%	5.33%		to	4.03%
2016	3,570	$1.57	to	$1.44	$6,912	14.01%	1.00%	to	2.25%	9.77%		to	8.41%
2015	1,290	$1.43	to	$1.33	$2,274	9.13%	1.00%	to	2.25%	(2.00%)		to	(3.23%)
2014	1,773	$1.46	to	$1.37	$3,211	—	1.00%	to	2.25%	2.75%		to	1.46%
2013	2,495	$1.42	to	$1.35	$4,421	12.94%	1.00%	to	2.25%	3.99%		to	2.68%
Col VP Inter Bond, Cl 3
2017	7,687	$1.63	to	$1.14	$12,085	2.67%	1.00%	to	2.25%	2.70%		to	1.44%
2016	8,926	$1.59	to	$1.13	$13,697	1.64%	1.00%	to	2.25%	3.51%		to	2.23%
2015	10,587	$1.54	to	$1.10	$15,703	1.35%	1.00%	to	2.25%	(0.82%)		to	(2.07%)
2014	13,847	$1.55	to	$1.13	$20,571	2.61%	1.00%	to	2.25%	4.28%		to	2.97%
2013	17,358	$1.49	to	$1.09	$24,802	4.39%	1.00%	to	2.25%	(3.35%)		to	(4.58%)
Col VP Lg Cap Gro, Cl 1
2017	144	$2.09	to	$2.08	$301	—	1.15%	to	1.25%	26.67%		to	26.55%
2016	189	$1.65	to	$1.64	$311	—	1.15%	to	1.25%	0.09%		to	(0.01%)
2015	201	$1.65	to	$1.64	$331	—	1.15%	to	1.25%	7.87%		to	7.77%
2014	225	$1.53	to	$1.52	$343	—	1.15%	to	1.25%	12.86%		to	12.76%
2013	240	$1.35	to	$1.35	$325	—	1.15%	to	1.25%	28.94%		to	28.83%
Col VP Lg Cap Gro, Cl 3
2017	413	$2.49	to	$2.48	$692	—	1.00%	to	2.25%	26.68%		to	25.11%
2016	678	$1.97	to	$1.98	$883	—	1.00%	to	2.25%	0.17%		to	(1.07%)
2015	724	$1.96	to	$2.01	$935	—	1.00%	to	2.25%	7.92%		to	6.57%
2014	856	$1.82	to	$1.88	$1,074	—	1.00%	to	2.25%	12.91%		to	11.50%
2013	1,084	$1.61	to	$1.69	$1,264	—	1.00%	to	2.25%	28.98%		to	27.36%
Col VP Lg Cap Index, Cl 3
2017	3,788	$2.05	to	$2.34	$8,648	—	1.00%	to	2.25%	20.08%		to	18.60%
2016	4,311	$1.71	to	$1.97	$8,055	—	1.00%	to	2.25%	10.40%		to	9.04%
2015	5,153	$1.55	to	$1.81	$8,960	—	1.00%	to	2.25%	(0.14%)		to	(1.39%)
2014	6,039	$1.55	to	$1.83	$10,534	—	1.00%	to	2.25%	12.09%		to	10.69%
2013	6,881	$1.38	to	$1.66	$10,837	—	1.00%	to	2.25%	30.45%		to	28.81%
Col VP Mid Cap Gro, Cl 3
2017	778	$2.94	to	$2.00	$2,039	—	1.00%	to	2.20%	21.57%		to	20.13%
2016	968	$2.41	to	$1.67	$2,094	—	1.00%	to	2.20%	1.15%		to	(0.05%)
2015	1,106	$2.39	to	$1.67	$2,381	—	1.00%	to	2.20%	4.45%		to	3.20%
2014	1,357	$2.29	to	$1.62	$2,789	—	1.00%	to	2.20%	6.22%		to	4.95%
2013	1,789	$2.15	to	$1.54	$3,451	—	1.00%	to	2.20%	29.73%		to	28.18%
Col VP Mid Cap Val, Cl 3
2017	77	$2.45	to	$2.21	$130	—	1.00%	to	2.25%	12.26%		to	10.87%
2016	81	$2.18	to	$1.99	$123	—	1.00%	to	2.25%	12.87%		to	11.48%
2015	152	$1.93	to	$1.79	$202	—	1.00%	to	2.25%	(5.90%)		to	(7.08%)
2014	940	$2.05	to	$1.93	$1,313	—	1.00%	to	2.25%	11.06%		to	9.67%
2013	1,072	$1.85	to	$1.76	$1,359	—	1.00%	to	2.25%	36.38%		to	34.67%
Col VP Overseas Core, Cl 3
2017	213	$1.55	to	$1.40	$421	1.96%	1.00%	to	2.25%	26.11%		to	24.54%
2016	253	$1.23	to	$1.13	$404	1.58%	1.00%	to	2.25%	(7.03%)		to	(8.19%)
2015	246	$1.32	to	$1.23	$449	0.92%	1.00%	to	2.25%	3.99%		to	2.69%
2014	263	$1.27	to	$1.19	$464	1.75%	1.00%	to	2.25%	(9.46%)		to	(10.59%)
2013	301	$1.41	to	$1.34	$588	1.67%	1.00%	to	2.25%	20.95%		to	19.45%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	353

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2017	69	$2.21	to	$2.31	$171	—	1.05%	to	2.20%	19.55%		to	18.18%
2016	61	$1.85	to	$1.95	$128	—	1.05%	to	2.20%	18.56%		to	17.21%
2015	74	$1.56	to	$1.67	$131	—	1.05%	to	2.20%	(6.02%)		to	(7.09%)
2014	87	$1.66	to	$1.79	$164	—	1.05%	to	2.20%	10.21%		to	8.96%
2013	87	$1.50	to	$1.65	$152	—	1.05%	to	2.20%	36.35%		to	34.80%
Col VP Select Sm Cap Val, Cl 3
2017	359	$3.05	to	$2.88	$991	—	1.00%	to	1.80%	11.08%		to	10.20%
2016	441	$2.74	to	$2.62	$1,100	—	1.00%	to	1.80%	12.71%		to	11.81%
2015	442	$2.43	to	$2.34	$980	—	1.00%	to	1.80%	(4.19%)		to	(4.95%)
2014	526	$2.54	to	$2.46	$1,203	—	1.00%	to	1.80%	4.93%		to	4.09%
2013	620	$2.42	to	$2.37	$1,354	—	1.00%	to	1.80%	46.92%		to	45.75%
Col VP Sm Cap Val, Cl 2
2017	478	$2.54	to	$2.30	$1,226	0.32%	1.00%	to	2.25%	12.85%		to	11.46%
2016	630	$2.25	to	$2.06	$1,447	0.38%	1.00%	to	2.25%	31.43%		to	29.80%
2015	942	$1.71	to	$1.59	$1,629	0.55%	1.00%	to	2.25%	(7.25%)		to	(8.41%)
2014	1,326	$1.85	to	$1.73	$2,489	0.45%	1.00%	to	2.25%	2.03%		to	0.75%
2013	1,975	$1.81	to	$1.72	$3,638	0.97%	1.00%	to	2.25%	32.71%		to	31.06%
Col VP Sm Co Gro, Cl 1
2017	5	$3.82	to	$3.76	$18	—	1.15%	to	1.25%	27.77%		to	27.65%
2016	25	$2.99	to	$2.95	$74	—	1.15%	to	1.25%	11.46%		to	11.35%
2015	26	$2.68	to	$2.65	$70	—	1.15%	to	1.25%	2.63%		to	2.54%
2014	31	$2.61	to	$2.58	$79	—	1.15%	to	1.25%	(5.73%)		to	(5.82%)
2013	32	$2.77	to	$2.74	$88	0.11%	1.15%	to	1.25%	38.86%		to	38.73%
Col VP US Govt Mtge, Cl 1
2017	205	$1.05	to	$1.05	$214	2.95%	1.15%	to	1.25%	2.16%		to	2.06%
2016	276	$1.03	to	$1.03	$283	2.92%	1.15%	to	1.25%	1.54%		to	1.44%
2015	381	$1.02	to	$1.01	$386	2.91%	1.15%	to	1.25%	0.17%		to	0.08%
2014	410	$1.01	to	$1.01	$414	1.91%	1.15%	to	1.25%	4.70%		to	4.61%
2013	423	$0.97	to	$0.97	$409	0.76%	1.15%	to	1.25%	(2.96%)		to	(3.05%)
Col VP US Govt Mtge, Cl 3
2017	7,217	$1.38	to	$0.98	$8,836	2.80%	1.00%	to	2.25%	2.20%		to	0.92%
2016	8,549	$1.35	to	$0.97	$10,296	2.77%	1.00%	to	2.25%	1.57%		to	0.32%
2015	9,475	$1.33	to	$0.96	$11,258	2.83%	1.00%	to	2.25%	0.22%		to	(1.05%)
2014	11,960	$1.33	to	$0.97	$14,173	1.76%	1.00%	to	2.25%	4.73%		to	3.43%
2013	14,754	$1.27	to	$0.94	$16,750	0.62%	1.00%	to	2.25%	(2.92%)		to	(4.14%)
CS Commodity Return
2017	125	$0.60	to	$0.54	$61	8.77%	1.00%	to	2.25%	0.52%		to	(0.73%)
2016	156	$0.60	to	$0.55	$75	—	1.00%	to	2.25%	10.91%		to	9.54%
2015	142	$0.54	to	$0.50	$62	—	1.00%	to	2.25%	(25.84%)		to	(26.77%)
2014	520	$0.73	to	$0.68	$300	—	1.00%	to	2.25%	(17.84%)		to	(18.86%)
2013	654	$0.88	to	$0.84	$463	—	1.00%	to	2.25%	(11.16%)		to	(12.27%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	2,120	$1.24	to	$1.12	$2,856	2.27%	1.00%	to	2.25%	1.53%		to	0.25%
2016	2,464	$1.22	to	$1.11	$3,290	—	1.00%	to	2.25%	7.43%		to	6.10%
2015	3,168	$1.13	to	$1.05	$3,967	37.64%	1.00%	to	2.25%	(2.47%)		to	(3.69%)
2014	4,474	$1.16	to	$1.09	$5,773	—	1.00%	to	2.25%	7.52%		to	6.17%
2013	6,379	$1.08	to	$1.03	$7,702	—	1.00%	to	2.25%	(6.42%)		to	(7.59%)
CTIVP Loomis Sayles Gro, Cl 1
2017	1,325	$1.39	to	$1.36	$1,826	—	1.00%	to	2.25%	31.71%		to	30.08%
2016	1,860	$1.06	to	$1.05	$1,957	—	1.00%	to	2.25%	4.83	%(8)	to	3.95	%(8)
CTIVP MFS Blend Res Core Eq, Cl 3
2017	933	$2.15	to	$1.94	$1,431	—	1.00%	to	2.25%	19.08%		to	17.60%
2016	1,251	$1.80	to	$1.65	$1,621	—	1.00%	to	2.25%	8.60%		to	7.26%
2015	1,722	$1.66	to	$1.54	$2,069	—	1.00%	to	2.25%	(0.54%)		to	(1.78%)
2014	2,450	$1.67	to	$1.56	$2,972	—	1.00%	to	2.25%	10.65%		to	9.26%
2013	3,747	$1.51	to	$1.43	$4,136	—	1.00%	to	2.25%	27.13%		to	25.54%

354	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Vty Sycamore Estb Val, Cl 3
2017	16	$2.79	to	$2.52	$45	—	1.00%	to	2.25%	14.58%	to	13.16%
2016	26	$2.44	to	$2.23	$62	—	1.00%	to	2.25%	19.44%	to	17.96%
2015	29	$2.04	to	$1.89	$59	—	1.00%	to	2.25%	(0.83%)	to	(2.07%)
2014	19	$2.06	to	$1.93	$41	—	1.00%	to	2.25%	10.92%	to	9.53%
2013	16	$1.86	to	$1.76	$30	—	1.00%	to	2.25%	34.52%	to	32.84%
Drey IP MidCap Stock, Serv
2017	35	$2.11	to	$2.39	$96	1.00%	1.05%	to	2.20%	13.84%	to	12.54%
2016	47	$1.85	to	$2.13	$111	1.04%	1.05%	to	2.20%	14.00%	to	12.70%
2015	100	$1.63	to	$1.89	$184	0.44%	1.05%	to	2.20%	(3.53%)	to	(4.64%)
2014	101	$1.69	to	$1.98	$193	0.91%	1.05%	to	2.20%	10.59%	to	9.33%
2013	49	$1.52	to	$1.81	$98	1.16%	1.05%	to	2.20%	33.29%	to	31.77%
Drey IP Tech Gro, Serv
2017	1,386	$2.81	to	$2.68	$3,989	—	1.05%	to	2.20%	40.88%	to	39.27%
2016	1,956	$1.99	to	$1.92	$4,017	—	1.05%	to	2.20%	3.29%	to	2.12%
2015	2,349	$1.93	to	$1.88	$4,700	—	1.05%	to	2.20%	4.81%	to	3.61%
2014	3,408	$1.84	to	$1.82	$6,539	—	1.05%	to	2.20%	5.47%	to	4.26%
2013	4,994	$1.75	to	$1.74	$9,146	—	1.05%	to	2.20%	31.11%	to	29.61%
Drey Sus US Eq, Init
2017	302	$1.41	to	$2.76	$419	1.15%	1.20%	to	1.80%	13.96%	to	13.28%
2016	314	$1.24	to	$2.44	$383	1.33%	1.20%	to	1.80%	9.06%	to	8.41%
2015	409	$1.14	to	$2.25	$463	1.06%	1.20%	to	1.80%	(4.35%)	to	(4.92%)
2014	476	$1.19	to	$2.37	$561	1.08%	1.20%	to	1.80%	12.10%	to	11.43%
2013	593	$1.06	to	$2.12	$630	1.35%	1.20%	to	1.80%	32.74%	to	31.95%
Drey VIF Appr, Serv
2017	47	$2.18	to	$2.04	$110	1.09%	1.05%	to	2.20%	25.69%	to	24.25%
2016	66	$1.73	to	$1.64	$120	1.39%	1.05%	to	2.20%	6.51%	to	5.29%
2015	98	$1.63	to	$1.56	$168	1.39%	1.05%	to	2.20%	(3.73%)	to	(4.83%)
2014	182	$1.69	to	$1.64	$319	1.57%	1.05%	to	2.20%	6.70%	to	5.49%
2013	254	$1.58	to	$1.55	$417	1.64%	1.05%	to	2.20%	19.57%	to	18.19%
Drey VIF Intl Eq, Serv
2017	105	$1.49	to	$1.35	$115	0.76%	1.00%	to	2.25%	25.75%	to	24.19%
2016	117	$1.19	to	$1.08	$101	0.63%	1.00%	to	2.25%	(6.76%)	to	(7.92%)
2015	181	$1.27	to	$1.18	$165	2.78%	1.00%	to	2.25%	0.16%	to	(1.08%)
2014	169	$1.27	to	$1.19	$156	2.02%	1.00%	to	2.25%	(3.86%)	to	(5.06%)
2013	174	$1.32	to	$1.25	$168	2.79%	1.00%	to	2.25%	16.27%	to	14.82%
Drey VIF Intl Val, Serv
2017	106	$1.21	to	$1.10	$120	1.37%	1.00%	to	2.25%	26.88%	to	25.29%
2016	111	$0.96	to	$0.87	$100	1.11%	1.00%	to	2.25%	(2.56%)	to	(3.76%)
2015	44	$0.98	to	$0.91	$49	2.08%	1.00%	to	2.25%	(3.94%)	to	(5.15%)
2014	61	$1.02	to	$0.96	$71	1.34%	1.00%	to	2.25%	(10.47%)	to	(11.59%)
2013	64	$1.14	to	$1.08	$84	2.35%	1.00%	to	2.25%	21.47%	to	19.96%
EV VT Floating-Rate Inc, Init Cl
2017	979	$1.32	to	$1.19	$1,206	3.26%	1.00%	to	2.25%	2.39%	to	1.12%
2016	1,305	$1.29	to	$1.18	$1,576	3.50%	1.00%	to	2.25%	7.86%	to	6.53%
2015	1,594	$1.20	to	$1.11	$1,799	3.34%	1.00%	to	2.25%	(1.98%)	to	(3.19%)
2014	2,436	$1.22	to	$1.14	$2,810	3.14%	1.00%	to	2.25%	(0.43%)	to	(1.66%)
2013	3,255	$1.23	to	$1.16	$3,788	3.50%	1.00%	to	2.25%	2.82%	to	1.54%
Fid VIP Bal, Serv Cl
2017	94	$2.21	to	$2.17	$205	1.39%	1.15%	to	1.25%	14.92%	to	14.81%
2016	123	$1.93	to	$1.89	$233	1.28%	1.15%	to	1.25%	5.94%	to	5.83%
2015	125	$1.82	to	$1.79	$223	1.42%	1.15%	to	1.25%	(0.64%)	to	(0.74%)
2014	140	$1.83	to	$1.80	$252	1.27%	1.15%	to	1.25%	8.83%	to	8.72%
2013	157	$1.68	to	$1.66	$259	1.44%	1.15%	to	1.25%	18.13%	to	18.02%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	355

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Bal, Serv Cl 2
2017	44	$2.26	to	$2.07	$98	1.30%	1.40%	to	1.80%	14.51%	to	14.05%
2016	45	$1.98	to	$1.81	$86	1.18%	1.40%	to	1.80%	5.50%	to	5.08%
2015	46	$1.87	to	$1.72	$84	1.33%	1.40%	to	1.80%	(1.03%)	to	(1.43%)
2014	46	$1.89	to	$1.75	$85	1.34%	1.40%	to	1.80%	8.49%	to	8.06%
2013	45	$1.75	to	$1.62	$76	1.36%	1.40%	to	1.80%	17.62%	to	17.16%
Fid VIP Contrafund, Serv Cl
2017	1,086	$2.96	to	$2.78	$3,070	0.89%	1.00%	to	1.35%	20.55%	to	20.14%
2016	1,243	$2.46	to	$2.32	$2,927	0.71%	1.00%	to	1.35%	6.84%	to	6.47%
2015	1,422	$2.30	to	$2.18	$3,144	0.88%	1.00%	to	1.35%	(0.44%)	to	(0.79%)
2014	1,717	$2.31	to	$2.19	$3,824	0.84%	1.00%	to	1.35%	10.70%	to	10.32%
2013	2,048	$2.09	to	$1.99	$4,132	0.93%	1.00%	to	1.35%	29.84%	to	29.39%
Fid VIP Contrafund, Serv Cl 2
2017	17,478	$3.30	to	$2.20	$54,073	0.75%	1.00%	to	2.25%	20.38%	to	18.89%
2016	21,192	$2.74	to	$1.85	$54,674	0.59%	1.00%	to	2.25%	6.66%	to	5.34%
2015	25,227	$2.57	to	$1.76	$61,258	0.72%	1.00%	to	2.25%	(0.58%)	to	(1.82%)
2014	33,394	$2.58	to	$1.79	$81,472	0.64%	1.00%	to	2.25%	10.54%	to	9.17%
2013	47,320	$2.34	to	$1.64	$104,867	0.75%	1.00%	to	2.25%	29.65%	to	28.04%
Fid VIP Dyn Appr, Serv Cl 2
2017	216	$2.95	to	$3.21	$623	0.65%	1.20%	to	1.80%	22.03%	to	21.30%
2016	271	$2.42	to	$2.65	$643	0.73%	1.20%	to	1.80%	1.44%	to	0.84%
2015	210	$2.39	to	$2.62	$488	0.59%	1.20%	to	1.80%	(0.18%)	to	(0.79%)
2014	227	$2.39	to	$2.65	$531	0.21%	1.20%	to	1.80%	9.34%	to	8.68%
2013	274	$2.19	to	$2.43	$586	0.13%	1.20%	to	1.80%	36.60%	to	35.81%
Fid VIP Gro & Inc, Serv Cl
2017	806	$2.16	to	$2.07	$1,686	1.24%	1.15%	to	1.60%	15.44%	to	14.92%
2016	793	$1.87	to	$1.80	$1,439	1.66%	1.15%	to	1.60%	14.62%	to	14.11%
2015	842	$1.63	to	$1.58	$1,337	1.80%	1.15%	to	1.60%	(3.47%)	to	(3.90%)
2014	1,070	$1.69	to	$1.64	$1,768	1.53%	1.15%	to	1.60%	9.12%	to	8.63%
2013	1,364	$1.55	to	$1.51	$2,073	1.58%	1.15%	to	1.60%	31.93%	to	31.34%
Fid VIP Gro & Inc, Serv Cl 2
2017	22	$2.35	to	$2.21	$59	1.01%	1.40%	to	1.80%	15.00%	to	14.54%
2016	37	$2.04	to	$1.93	$75	1.62%	1.40%	to	1.80%	14.20%	to	13.74%
2015	37	$1.79	to	$1.69	$66	1.91%	1.40%	to	1.80%	(3.89%)	to	(4.28%)
2014	37	$1.86	to	$1.77	$69	1.58%	1.40%	to	1.80%	8.70%	to	8.26%
2013	38	$1.71	to	$1.64	$64	1.70%	1.40%	to	1.80%	31.40%	to	30.88%
Fid VIP Gro, Serv Cl
2017	28	$2.01	to	$1.97	$55	0.12%	1.15%	to	1.25%	33.46%	to	33.33%
2016	27	$1.50	to	$1.48	$41	—	1.15%	to	1.25%	(0.43%)	to	(0.53%)
2015	64	$1.51	to	$1.49	$96	0.16%	1.15%	to	1.25%	5.83%	to	5.72%
2014	69	$1.43	to	$1.41	$98	0.05%	1.15%	to	1.25%	9.92%	to	9.81%
2013	129	$1.30	to	$1.28	$167	0.19%	1.15%	to	1.25%	34.65%	to	34.51%
Fid VIP Gro, Serv Cl 2
2017	650	$2.62	to	$2.30	$1,710	0.08%	1.00%	to	2.20%	33.48%	to	31.89%
2016	741	$1.96	to	$1.74	$1,454	—	1.00%	to	2.20%	(0.45%)	to	(1.63%)
2015	826	$1.97	to	$1.77	$1,632	0.03%	1.00%	to	2.20%	5.84%	to	4.58%
2014	944	$1.86	to	$1.69	$1,761	—	1.00%	to	2.20%	9.91%	to	8.60%
2013	1,416	$1.69	to	$1.56	$2,402	0.04%	1.00%	to	2.20%	34.65%	to	33.04%
Fid VIP Hi Inc, Serv Cl
2017	581	$1.90	to	$1.78	$1,049	5.17%	1.00%	to	1.35%	6.01%	to	5.64%
2016	673	$1.79	to	$1.69	$1,150	5.31%	1.00%	to	1.35%	13.24%	to	12.84%
2015	709	$1.58	to	$1.50	$1,073	6.14%	1.00%	to	1.35%	(4.71%)	to	(5.05%)
2014	791	$1.66	to	$1.58	$1,261	5.61%	1.00%	to	1.35%	0.07%	to	(0.28%)
2013	881	$1.66	to	$1.58	$1,409	5.54%	1.00%	to	1.35%	4.82%	to	4.45%

356	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Hi Inc, Serv Cl 2
2017	149	$2.27	to	$2.15	$327	5.25%	1.20%	to	1.80%	5.64%	to	5.01%
2016	156	$2.15	to	$2.05	$324	5.16%	1.20%	to	1.80%	12.81%	to	12.14%
2015	177	$1.90	to	$1.83	$327	6.28%	1.20%	to	1.80%	(5.01%)	to	(5.58%)
2014	194	$2.00	to	$1.94	$377	5.02%	1.20%	to	1.80%	(0.30%)	to	(0.89%)
2013	261	$2.01	to	$1.96	$511	4.79%	1.20%	to	1.80%	4.44%	to	3.82%
Fid VIP Invest Gr, Serv Cl 2
2017	9,165	$1.24	to	$1.12	$12,617	2.18%	1.00%	to	2.25%	2.97%	to	1.67%
2016	10,253	$1.21	to	$1.11	$13,800	2.10%	1.00%	to	2.25%	3.45%	to	2.16%
2015	12,486	$1.17	to	$1.08	$16,382	2.09%	1.00%	to	2.25%	(1.83%)	to	(3.04%)
2014	17,219	$1.19	to	$1.12	$23,165	1.66%	1.00%	to	2.25%	4.58%	to	3.28%
2013	24,362	$1.14	to	$1.08	$31,579	2.06%	1.00%	to	2.25%	(3.04%)	to	(4.25%)
Fid VIP Mid Cap, Serv Cl
2017	1,433	$5.07	to	$4.33	$7,470	0.63%	1.00%	to	1.60%	19.51%	to	18.79%
2016	1,570	$4.24	to	$3.65	$6,810	0.41%	1.00%	to	1.60%	11.00%	to	10.34%
2015	1,781	$3.82	to	$3.31	$7,011	0.38%	1.00%	to	1.60%	(2.48%)	to	(3.06%)
2014	1,979	$3.92	to	$3.41	$8,019	0.15%	1.00%	to	1.60%	5.14%	to	4.51%
2013	2,309	$3.73	to	$3.26	$8,863	0.38%	1.00%	to	1.60%	34.71%	to	33.90%
Fid VIP Mid Cap, Serv Cl 2
2017	4,566	$4.08	to	$2.13	$17,917	0.49%	1.00%	to	2.25%	19.34%	to	17.86%
2016	5,240	$3.42	to	$1.81	$17,254	0.30%	1.00%	to	2.25%	10.81%	to	9.44%
2015	6,193	$3.09	to	$1.65	$18,434	0.23%	1.00%	to	2.25%	(2.61%)	to	(3.82%)
2014	7,891	$3.17	to	$1.72	$24,048	0.02%	1.00%	to	2.25%	4.98%	to	3.68%
2013	10,416	$3.02	to	$1.66	$30,315	0.25%	1.00%	to	2.25%	34.52%	to	32.85%
Fid VIP Overseas, Serv Cl
2017	193	$1.59	to	$1.25	$305	1.22%	1.40%	to	1.60%	28.30%	to	28.04%
2016	233	$1.24	to	$0.97	$278	1.38%	1.40%	to	1.60%	(6.44%)	to	(6.62%)
2015	259	$1.33	to	$1.04	$327	1.22%	1.40%	to	1.60%	2.05%	to	1.85%
2014	329	$1.30	to	$1.02	$394	1.15%	1.40%	to	1.60%	(9.44%)	to	(9.62%)
2013	393	$1.43	to	$1.13	$523	1.12%	1.40%	to	1.60%	28.57%	to	28.31%
Fid VIP Overseas, Serv Cl 2
2017	2,915	$2.07	to	$1.44	$5,748	1.10%	1.00%	to	2.25%	28.70%	to	27.10%
2016	3,739	$1.61	to	$1.14	$5,771	1.21%	1.00%	to	2.25%	(6.21%)	to	(7.37%)
2015	4,129	$1.72	to	$1.23	$6,835	1.00%	1.00%	to	2.25%	2.27%	to	0.99%
2014	5,667	$1.68	to	$1.21	$9,172	0.97%	1.00%	to	2.25%	(9.21%)	to	(10.34%)
2013	7,651	$1.85	to	$1.35	$13,745	0.97%	1.00%	to	2.25%	28.87%	to	27.27%
Frank Global Real Est, Cl 2
2017	920	$2.04	to	$1.43	$2,363	3.10%	1.00%	to	2.20%	9.38%	to	8.08%
2016	1,004	$1.87	to	$1.32	$2,349	1.20%	1.00%	to	2.20%	(0.46%)	to	(1.64%)
2015	1,149	$1.88	to	$1.35	$2,682	3.17%	1.00%	to	2.20%	(0.43%)	to	(1.61%)
2014	1,326	$1.89	to	$1.37	$3,096	0.45%	1.00%	to	2.20%	13.87%	to	12.50%
2013	1,582	$1.66	to	$1.22	$3,239	4.47%	1.00%	to	2.20%	1.30%	to	0.09%
Frank Inc, Cl 2
2017	3,116	$1.73	to	$1.56	$7,329	4.15%	1.00%	to	2.25%	8.59%	to	7.23%
2016	3,493	$1.59	to	$1.46	$7,610	4.96%	1.00%	to	2.25%	12.89%	to	11.50%
2015	4,733	$1.41	to	$1.31	$9,076	4.60%	1.00%	to	2.25%	(7.98%)	to	(9.12%)
2014	6,251	$1.53	to	$1.44	$13,125	4.97%	1.00%	to	2.25%	3.58%	to	2.29%
2013	7,710	$1.48	to	$1.41	$15,706	6.42%	1.00%	to	2.25%	12.81%	to	11.41%
Frank Mutual Shares, Cl 2
2017	10,467	$2.72	to	$1.81	$27,202	2.20%	1.00%	to	2.20%	7.27%	to	6.00%
2016	12,234	$2.54	to	$1.71	$29,772	2.01%	1.00%	to	2.20%	14.91%	to	13.54%
2015	13,766	$2.21	to	$1.50	$29,266	3.01%	1.00%	to	2.20%	(5.88%)	to	(7.00%)
2014	16,266	$2.35	to	$1.62	$36,913	1.97%	1.00%	to	2.20%	6.06%	to	4.79%
2013	19,887	$2.21	to	$1.54	$42,767	2.06%	1.00%	to	2.20%	26.99%	to	25.47%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	357

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Rising Divd, Cl 2
2017	223	$2.17	to	$2.24	$526	1.50%	1.05%	to	2.20%	19.30%	to	17.94%
2016	242	$1.82	to	$1.90	$484	1.42%	1.05%	to	2.20%	14.83%	to	13.52%
2015	269	$1.58	to	$1.68	$476	1.47%	1.05%	to	2.20%	(4.65%)	to	(5.74%)
2014	288	$1.66	to	$1.78	$536	1.41%	1.05%	to	2.20%	7.59%	to	6.36%
2013	365	$1.54	to	$1.67	$634	1.38%	1.05%	to	2.20%	28.34%	to	26.87%
Frank Sm Cap Val, Cl 2
2017	1,253	$3.23	to	$3.75	$4,408	0.51%	1.00%	to	1.85%	9.55%	to	8.63%
2016	1,332	$2.95	to	$3.45	$4,270	0.83%	1.00%	to	1.85%	28.90%	to	27.80%
2015	1,451	$2.29	to	$2.70	$3,633	0.63%	1.00%	to	1.85%	(8.31%)	to	(9.08%)
2014	1,621	$2.49	to	$2.97	$4,407	0.63%	1.00%	to	1.85%	(0.43%)	to	(1.27%)
2013	1,988	$2.51	to	$3.01	$5,391	1.29%	1.00%	to	1.85%	34.88%	to	33.73%
Frank Sm Mid Cap Gro, Cl 2
2017	3,523	$1.81	to	$2.08	$5,971	—	1.00%	to	2.20%	20.20%	to	18.76%
2016	3,940	$1.50	to	$1.75	$5,527	—	1.00%	to	2.20%	3.14%	to	1.91%
2015	4,475	$1.46	to	$1.71	$6,061	—	1.00%	to	2.20%	(3.63%)	to	(4.77%)
2014	5,329	$1.51	to	$1.80	$7,412	—	1.00%	to	2.20%	6.40%	to	5.14%
2013	6,424	$1.42	to	$1.71	$8,390	—	1.00%	to	2.20%	36.78%	to	35.15%
GS VIT Intl Eq Insights, Inst
2017	60	$1.41	to	$1.07	$67	1.89%	1.40%	to	1.60%	24.85%	to	24.60%
2016	65	$1.13	to	$0.86	$58	2.13%	1.40%	to	1.60%	(4.08%)	to	(4.27%)
2015	66	$1.18	to	$0.89	$61	1.42%	1.40%	to	1.60%	(0.35%)	to	(0.55%)
2014	83	$1.18	to	$0.90	$77	3.40%	1.40%	to	1.60%	(8.83%)	to	(9.01%)
2013	94	$1.30	to	$0.99	$96	1.69%	1.40%	to	1.60%	22.48%	to	22.23%
GS VIT Mid Cap Val, Inst
2017	4,310	$2.33	to	$2.11	$14,886	0.72%	1.00%	to	2.25%	9.97%	to	8.60%
2016	4,941	$2.12	to	$1.94	$15,576	1.28%	1.00%	to	2.25%	12.40%	to	11.01%
2015	6,125	$1.89	to	$1.75	$17,152	0.37%	1.00%	to	2.25%	(9.99%)	to	(11.12%)
2014	7,836	$2.10	to	$1.97	$24,160	0.88%	1.00%	to	2.25%	12.44%	to	11.05%
2013	11,401	$1.86	to	$1.77	$31,098	0.76%	1.00%	to	2.25%	31.57%	to	29.93%
GS VIT Strategic Gro, Inst
2017	72	$2.05	to	$1.79	$137	0.43%	1.40%	to	1.60%	28.85%	to	28.59%
2016	97	$1.59	to	$1.39	$142	0.55%	1.40%	to	1.60%	0.57%	to	0.37%
2015	149	$1.58	to	$1.39	$216	0.35%	1.40%	to	1.60%	2.09%	to	1.89%
2014	155	$1.55	to	$1.36	$220	0.38%	1.40%	to	1.60%	12.06%	to	11.84%
2013	160	$1.38	to	$1.22	$203	0.31%	1.40%	to	1.60%	30.58%	to	30.32%
GS VIT U.S. Eq Insights, Inst
2017	1,072	$2.78	to	$2.51	$2,156	1.31%	1.00%	to	2.25%	22.83%	to	21.31%
2016	1,653	$2.26	to	$2.07	$2,680	1.35%	1.00%	to	2.25%	9.63%	to	8.28%
2015	1,601	$2.06	to	$1.91	$2,375	1.34%	1.00%	to	2.25%	(1.01%)	to	(2.24%)
2014	1,744	$2.08	to	$1.95	$2,624	1.37%	1.00%	to	2.25%	15.21%	to	13.77%
2013	2,004	$1.81	to	$1.72	$2,621	1.09%	1.00%	to	2.25%	36.16%	to	34.46%
Invesco VI Am Fran, Ser I
2017	1,901	$1.91	to	$1.83	$3,593	0.08%	1.00%	to	1.80%	26.08%	to	25.08%
2016	2,188	$1.52	to	$1.46	$3,287	—	1.00%	to	1.80%	1.25%	to	0.45%
2015	2,500	$1.50	to	$1.46	$3,722	—	1.00%	to	1.80%	3.96%	to	3.13%
2014	2,812	$1.44	to	$1.41	$4,043	0.04%	1.00%	to	1.80%	7.36%	to	6.51%
2013	3,320	$1.34	to	$1.33	$4,433	0.44%	1.00%	to	1.80%	38.74%	to	37.64%
Invesco VI Am Fran, Ser II
2017	425	$1.89	to	$1.76	$779	—	1.00%	to	2.25%	25.77%	to	24.21%
2016	457	$1.50	to	$1.42	$669	—	1.00%	to	2.25%	1.01%	to	(0.25%)
2015	528	$1.49	to	$1.42	$771	—	1.00%	to	2.25%	3.71%	to	2.42%
2014	663	$1.43	to	$1.39	$936	—	1.00%	to	2.25%	7.09%	to	5.76%
2013	828	$1.34	to	$1.31	$1,097	0.24%	1.00%	to	2.25%	38.40%	to	36.69%

358	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2017	15,130	$3.25	to	$2.19	$39,956	1.93%	1.00%	to	2.25%	16.41%	to	14.98%
2016	18,518	$2.79	to	$1.91	$42,223	1.28%	1.00%	to	2.25%	15.83%	to	14.40%
2015	23,485	$2.41	to	$1.67	$46,533	1.58%	1.00%	to	2.25%	(7.13%)	to	(8.28%)
2014	30,410	$2.59	to	$1.82	$64,779	1.01%	1.00%	to	2.25%	8.02%	to	6.67%
2013	44,210	$2.40	to	$1.70	$87,712	1.34%	1.00%	to	2.25%	34.30%	to	32.63%
Invesco VI Core Eq, Ser I
2017	3,719	$1.93	to	$1.76	$7,543	1.03%	1.00%	to	1.80%	12.05%	to	11.16%
2016	4,264	$1.72	to	$1.58	$7,732	0.74%	1.00%	to	1.80%	9.17%	to	8.30%
2015	4,979	$1.58	to	$1.46	$8,321	1.11%	1.00%	to	1.80%	(6.71%)	to	(7.45%)
2014	5,592	$1.69	to	$1.58	$10,050	0.84%	1.00%	to	1.80%	7.07%	to	6.22%
2013	6,430	$1.58	to	$1.48	$10,817	1.34%	1.00%	to	1.80%	27.96%	to	26.94%
Invesco VI Core Eq, Ser II
2017	329	$1.87	to	$1.70	$584	0.79%	1.00%	to	1.85%	11.76%	to	10.81%
2016	366	$1.68	to	$1.53	$584	0.51%	1.00%	to	1.85%	8.93%	to	8.00%
2015	395	$1.54	to	$1.42	$582	0.92%	1.00%	to	1.85%	(6.94%)	to	(7.73%)
2014	403	$1.65	to	$1.54	$641	0.70%	1.00%	to	1.85%	6.77%	to	5.87%
2013	380	$1.55	to	$1.45	$569	1.81%	1.00%	to	1.85%	27.65%	to	26.58%
Invesco VI Hlth, Ser II
2017	98	$2.23	to	$2.01	$185	0.09%	1.00%	to	2.25%	14.41%	to	12.99%
2016	119	$1.94	to	$1.78	$197	—	1.00%	to	2.25%	(12.56%)	to	(13.64%)
2015	220	$2.22	to	$2.06	$411	—	1.00%	to	2.25%	1.86%	to	0.60%
2014	461	$2.18	to	$2.05	$851	—	1.00%	to	2.25%	18.19%	to	16.71%
2013	424	$1.85	to	$1.76	$665	0.68%	1.00%	to	2.25%	38.77%	to	37.04%
Invesco VI Gro & Inc, Ser II
2017	277	$3.22	to	$3.02	$834	1.12%	1.00%	to	1.85%	12.90%	to	11.95%
2016	382	$2.85	to	$2.70	$1,034	0.90%	1.00%	to	1.85%	18.24%	to	17.25%
2015	433	$2.41	to	$2.30	$991	2.46%	1.00%	to	1.85%	(4.28%)	to	(5.09%)
2014	542	$2.52	to	$2.42	$1,293	1.42%	1.00%	to	1.85%	8.87%	to	7.95%
2013	673	$2.31	to	$2.25	$1,476	1.25%	1.00%	to	1.85%	32.44%	to	31.32%
Invesco VI Intl Gro, Ser I
2017	285	$2.54	to	$2.54	$724	1.44%	1.40%	to	1.40%	21.30%	to	21.30%
2016	335	$2.10	to	$2.10	$703	1.37%	1.40%	to	1.40%	(1.83%)	to	(1.83%)
2015	387	$2.14	to	$2.14	$826	1.47%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2014	428	$2.22	to	$2.22	$949	1.58%	1.40%	to	1.40%	(1.06%)	to	(1.06%)
2013	459	$2.24	to	$2.24	$1,030	1.18%	1.40%	to	1.40%	17.36%	to	17.36%
Invesco VI Intl Gro, Ser II
2017	860	$1.61	to	$1.46	$1,038	1.20%	1.00%	to	2.25%	21.51%	to	20.00%
2016	1,174	$1.33	to	$1.21	$1,173	1.09%	1.00%	to	2.25%	(1.68%)	to	(2.90%)
2015	1,522	$1.35	to	$1.25	$1,560	1.20%	1.00%	to	2.25%	(3.59%)	to	(4.78%)
2014	2,060	$1.40	to	$1.31	$2,197	1.25%	1.00%	to	2.25%	(0.91%)	to	(2.14%)
2013	2,876	$1.41	to	$1.34	$3,117	0.99%	1.00%	to	2.25%	17.54%	to	16.07%
Invesco VI Mid Cap Core Eq, Ser II
2017	560	$1.84	to	$1.90	$1,150	0.31%	1.05%	to	2.20%	13.47%	to	12.17%
2016	673	$1.62	to	$1.69	$1,223	—	1.05%	to	2.20%	11.98%	to	10.71%
2015	831	$1.45	to	$1.53	$1,356	0.10%	1.05%	to	2.20%	(5.28%)	to	(6.36%)
2014	1,116	$1.53	to	$1.63	$1,928	—	1.05%	to	2.20%	3.08%	to	1.90%
2013	1,629	$1.48	to	$1.60	$2,741	0.49%	1.05%	to	2.20%	27.12%	to	25.67%
Invesco VI Mid Cap Gro, Ser I
2017	117	$1.68	to	$1.66	$196	—	1.40%	to	1.60%	20.80%	to	20.55%
2016	134	$1.39	to	$1.38	$186	—	1.40%	to	1.60%	(0.64%)	to	(0.84%)
2015	148	$1.40	to	$1.39	$206	—	1.40%	to	1.60%	(0.20%)	to	(0.40%)
2014	195	$1.40	to	$1.39	$272	—	1.40%	to	1.60%	6.54%	to	6.32%
2013	243	$1.32	to	$1.31	$320	0.32%	1.40%	to	1.60%	35.11%	to	34.84%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	359

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser II
2017	354	$1.70	to	$1.58	$588	—	1.00%	to	2.25%	20.93%	to	19.43%
2016	327	$1.40	to	$1.32	$451	—	1.00%	to	2.25%	(0.42%)	to	(1.65%)
2015	374	$1.41	to	$1.34	$520	—	1.00%	to	2.25%	0.04%	to	(1.21%)
2014	596	$1.41	to	$1.36	$831	—	1.00%	to	2.25%	6.62%	to	5.30%
2013	617	$1.32	to	$1.29	$811	0.20%	1.00%	to	2.25%	35.25%	to	33.56%
Invesco VI Val Opp, Ser II
2017	4,768	$1.76	to	$1.47	$8,511	0.02%	1.00%	to	2.20%	16.07%	to	14.69%
2016	5,629	$1.52	to	$1.28	$8,700	0.08%	1.00%	to	2.20%	16.75%	to	15.36%
2015	6,657	$1.30	to	$1.11	$8,848	2.16%	1.00%	to	2.20%	(11.54%)	to	(12.60%)
2014	8,370	$1.47	to	$1.27	$12,613	1.10%	1.00%	to	2.20%	5.33%	to	4.07%
2013	11,549	$1.39	to	$1.22	$16,493	1.16%	1.00%	to	2.20%	31.95%	to	30.38%
Janus Henderson Bal, Inst
2017	480	$4.03	to	$4.03	$1,937	1.59%	1.40%	to	1.40%	16.79%	to	16.79%
2016	541	$3.45	to	$3.45	$1,868	2.21%	1.40%	to	1.40%	3.15%	to	3.15%
2015	614	$3.35	to	$3.35	$2,056	1.58%	1.40%	to	1.40%	(0.78%)	to	(0.78%)
2014	673	$3.38	to	$3.38	$2,272	1.72%	1.40%	to	1.40%	7.00%	to	7.00%
2013	782	$3.15	to	$3.15	$2,465	7.15%	1.40%	to	1.40%	18.49%	to	18.49%
Janus Henderson Enterprise, Serv
2017	580	$1.75	to	$1.24	$843	0.14%	1.15%	to	1.60%	25.64%	to	25.08%
2016	664	$1.39	to	$0.99	$766	0.02%	1.15%	to	1.60%	10.83%	to	10.33%
2015	680	$1.26	to	$0.90	$708	0.53%	1.15%	to	1.60%	2.58%	to	2.12%
2014	721	$1.23	to	$0.88	$728	0.03%	1.15%	to	1.60%	10.96%	to	10.46%
2013	918	$1.11	to	$0.80	$832	0.37%	1.15%	to	1.60%	30.53%	to	29.94%
Janus Henderson Gbl Res, Inst
2017	333	$2.28	to	$2.28	$760	0.80%	1.40%	to	1.40%	25.27%	to	25.27%
2016	375	$1.82	to	$1.82	$683	1.09%	1.40%	to	1.40%	0.65%	to	0.65%
2015	434	$1.81	to	$1.81	$785	0.65%	1.40%	to	1.40%	(3.65%)	to	(3.65%)
2014	463	$1.88	to	$1.88	$870	1.08%	1.40%	to	1.40%	5.95%	to	5.95%
2013	502	$1.77	to	$1.77	$890	1.22%	1.40%	to	1.40%	26.64%	to	26.64%
Janus Henderson Global Tech, Serv
2017	149	$1.44	to	$1.26	$194	—	1.15%	to	1.60%	43.26%	to	42.62%
2016	144	$1.01	to	$0.88	$132	0.09%	1.15%	to	1.60%	12.55%	to	12.05%
2015	150	$0.90	to	$0.79	$123	—	1.15%	to	1.60%	3.45%	to	2.99%
2014	166	$0.87	to	$0.76	$132	—	1.15%	to	1.60%	8.10%	to	7.61%
2013	206	$0.80	to	$0.71	$151	—	1.15%	to	1.60%	33.84%	to	33.24%
Janus Henderson Overseas, Serv
2017	1,001	$1.29	to	$1.14	$1,167	1.60%	1.40%	to	1.60%	28.99%	to	28.73%
2016	1,045	$1.00	to	$0.89	$947	4.71%	1.40%	to	1.60%	(8.00%)	to	(8.19%)
2015	1,068	$1.09	to	$0.96	$1,054	0.51%	1.40%	to	1.60%	(10.07%)	to	(10.25%)
2014	1,187	$1.21	to	$1.07	$1,304	2.92%	1.40%	to	1.60%	(13.32%)	to	(13.50%)
2013	1,376	$1.40	to	$1.24	$1,750	3.05%	1.40%	to	1.60%	12.69%	to	12.47%
Janus Henderson Res, Serv
2017	1,514	$2.41	to	$2.17	$2,369	0.24%	1.00%	to	2.25%	26.29%	to	24.72%
2016	1,928	$1.90	to	$1.74	$2,446	0.37%	1.00%	to	2.25%	(0.72%)	to	(1.95%)
2015	2,299	$1.92	to	$1.78	$2,990	0.44%	1.00%	to	2.25%	4.03%	to	2.73%
2014	3,163	$1.84	to	$1.73	$4,032	0.22%	1.00%	to	2.25%	11.61%	to	10.22%
2013	4,621	$1.65	to	$1.57	$5,368	0.64%	1.00%	to	2.25%	28.70%	to	27.10%
JPM Ins Trust U.S. Eq, Cl 1
2017	118	$3.30	to	$3.24	$388	0.88%	1.40%	to	1.60%	20.64%	to	20.39%
2016	128	$2.74	to	$2.69	$349	1.09%	1.40%	to	1.60%	9.40%	to	9.18%
2015	161	$2.50	to	$2.47	$399	1.15%	1.40%	to	1.60%	(0.54%)	to	(0.74%)
2014	179	$2.51	to	$2.49	$448	0.94%	1.40%	to	1.60%	12.32%	to	12.09%
2013	240	$2.24	to	$2.22	$535	1.30%	1.40%	to	1.60%	34.32%	to	34.05%

360	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Retire Intl Eq, Serv
2017	42	$1.43	to	$1.37	$59	2.55%	1.40%	to	1.60%	20.64%		to	20.40%
2016	45	$1.19	to	$1.14	$52	1.07%	1.40%	to	1.60%	(5.61%)		to	(5.80%)
2015	76	$1.26	to	$1.21	$93	1.49%	1.40%	to	1.60%	0.33%		to	0.13%
2014	86	$1.25	to	$1.21	$106	1.51%	1.40%	to	1.60%	(5.54%)		to	(5.73%)
2013	93	$1.33	to	$1.28	$121	1.26%	1.40%	to	1.60%	19.08%		to	18.85%
Lazard Retire U.S. Strategic, Serv
2017	71	$1.96	to	$2.05	$146	1.63%	1.40%	to	1.60%	16.47%		to	16.23%
2016	72	$1.68	to	$1.77	$127	0.11%	1.40%	to	1.60%	7.91%		to	7.69%
2015	86	$1.56	to	$1.64	$140	0.42%	1.40%	to	1.60%	(6.76%)		to	(6.94%)
2014	93	$1.67	to	$1.76	$163	0.64%	1.40%	to	1.60%	13.12%		to	12.89%
2013	109	$1.48	to	$1.56	$169	0.91%	1.40%	to	1.60%	26.29%		to	26.03%
LVIP Baron Gro Opp, Serv Cl
2017	88	$4.31	to	$3.49	$336	—	1.40%	to	1.60%	25.47%		to	25.22%
2016	102	$3.43	to	$2.79	$308	0.32%	1.40%	to	1.60%	4.11%		to	3.90%
2015	244	$3.30	to	$2.68	$759	7.88%	1.40%	to	1.60%	(6.09%)		to	(6.28%)
2014	263	$3.51	to	$2.86	$869	0.18%	1.40%	to	1.60%	3.40%		to	3.19%
2013	319	$3.39	to	$2.78	$999	0.42%	1.40%	to	1.60%	38.12%		to	37.84%
MFS Inv Trust, Init Cl
2017	716	$2.23	to	$3.13	$1,505	0.71%	1.15%	to	1.80%	21.94%		to	21.15%
2016	820	$1.83	to	$2.59	$1,418	0.85%	1.15%	to	1.80%	7.35%		to	6.66%
2015	852	$1.70	to	$2.43	$1,375	0.89%	1.15%	to	1.80%	(0.93%)		to	(1.57%)
2014	1,015	$1.72	to	$2.46	$1,661	0.95%	1.15%	to	1.80%	9.73%		to	9.02%
2013	1,212	$1.57	to	$2.26	$1,811	1.07%	1.15%	to	1.80%	30.55%		to	29.69%
MFS Inv Trust, Serv Cl
2017	230	$2.04	to	$2.30	$481	0.56%	1.15%	to	1.80%	21.62%		to	20.84%
2016	234	$1.68	to	$1.90	$404	0.57%	1.15%	to	1.80%	7.08%		to	6.39%
2015	323	$1.57	to	$1.79	$541	0.68%	1.15%	to	1.80%	(1.19%)		to	(1.82%)
2014	357	$1.58	to	$1.82	$602	0.77%	1.15%	to	1.80%	9.44%		to	8.73%
2013	378	$1.45	to	$1.67	$584	0.95%	1.15%	to	1.80%	30.23%		to	29.38%
MFS Mass Inv Gro Stock, Serv Cl
2017	1,267	$1.30	to	$1.25	$1,633	0.42%	1.00%	to	2.20%	26.83%		to	25.31%
2016	1,437	$1.02	to	$1.00	$1,464	0.38%	1.00%	to	2.20%	4.79%		to	3.55%
2015	1,640	$0.98	to	$0.97	$1,599	0.60%	1.00%	to	2.20%	(2.38	%)(7)	to	(3.28	%)(7)
MFS New Dis, Init Cl
2017	226	$3.36	to	$1.98	$569	—	1.15%	to	1.60%	25.21%		to	24.65%
2016	259	$2.68	to	$1.58	$517	—	1.15%	to	1.60%	7.81%		to	7.33%
2015	418	$2.49	to	$1.48	$856	—	1.15%	to	1.60%	(3.01%)		to	(3.44%)
2014	487	$2.56	to	$1.53	$1,013	—	1.15%	to	1.60%	(8.32%)		to	(8.73%)
2013	558	$2.80	to	$1.68	$1,260	—	1.15%	to	1.60%	39.90%		to	39.28%
MFS New Dis, Serv Cl
2017	752	$2.41	to	$2.41	$1,824	—	1.00%	to	2.20%	25.08%		to	23.59%
2016	853	$1.93	to	$1.95	$1,651	—	1.00%	to	2.20%	7.72%		to	6.44%
2015	928	$1.79	to	$1.84	$1,670	—	1.00%	to	2.20%	(3.12%)		to	(4.27%)
2014	1,079	$1.85	to	$1.92	$2,024	—	1.00%	to	2.20%	(8.41%)		to	(9.51%)
2013	1,220	$2.01	to	$2.12	$2,512	—	1.00%	to	2.20%	39.81%		to	38.15%
MFS Research, Init Cl
2017	641	$2.21	to	$1.86	$1,250	1.37%	1.40%	to	1.60%	21.66%		to	21.42%
2016	671	$1.82	to	$1.53	$1,076	0.78%	1.40%	to	1.60%	7.23%		to	7.01%
2015	728	$1.70	to	$1.43	$1,098	0.73%	1.40%	to	1.60%	(0.60%)		to	(0.80%)
2014	792	$1.71	to	$1.44	$1,201	0.79%	1.40%	to	1.60%	8.67%		to	8.45%
2013	1,043	$1.57	to	$1.33	$1,444	0.32%	1.40%	to	1.60%	30.45%		to	30.19%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	361

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Total Return, Init Cl
2017	27	$2.51	to	$2.46	$68	2.40%	1.15%	to	1.25%	11.02%	to	10.91%
2016	41	$2.26	to	$2.22	$91	2.91%	1.15%	to	1.25%	7.85%	to	7.74%
2015	42	$2.10	to	$2.06	$87	2.42%	1.15%	to	1.25%	(1.51%)	to	(1.61%)
2014	81	$2.13	to	$2.10	$170	1.88%	1.15%	to	1.25%	7.26%	to	7.15%
2013	84	$1.98	to	$1.96	$165	1.76%	1.15%	to	1.25%	17.69%	to	17.57%
MFS Total Return, Serv Cl
2017	7,542	$2.40	to	$1.62	$16,606	2.11%	1.00%	to	2.25%	10.91%	to	9.54%
2016	8,727	$2.17	to	$1.48	$17,426	2.67%	1.00%	to	2.25%	7.74%	to	6.40%
2015	9,953	$2.01	to	$1.39	$18,481	2.32%	1.00%	to	2.25%	(1.57%)	to	(2.78%)
2014	11,494	$2.04	to	$1.43	$21,781	1.68%	1.00%	to	2.25%	7.16%	to	5.82%
2013	13,807	$1.91	to	$1.35	$24,545	1.62%	1.00%	to	2.25%	17.56%	to	16.09%
MFS Utilities, Init Cl
2017	1,255	$3.43	to	$4.49	$3,594	4.18%	1.15%	to	1.80%	13.52%	to	12.79%
2016	1,504	$3.02	to	$3.98	$3,775	3.86%	1.15%	to	1.80%	10.20%	to	9.49%
2015	1,809	$2.74	to	$3.63	$4,109	4.07%	1.15%	to	1.80%	(15.50%)	to	(16.05%)
2014	2,149	$3.24	to	$4.33	$5,774	2.09%	1.15%	to	1.80%	11.44%	to	10.72%
2013	2,451	$2.91	to	$3.91	$5,919	2.32%	1.15%	to	1.80%	19.14%	to	18.37%
MFS Utilities, Serv Cl
2017	341	$4.29	to	$1.77	$1,329	4.11%	1.00%	to	2.25%	13.36%	to	11.95%
2016	389	$3.78	to	$1.58	$1,329	3.70%	1.00%	to	2.25%	10.13%	to	8.77%
2015	543	$3.43	to	$1.45	$1,639	3.78%	1.00%	to	2.25%	(15.61%)	to	(16.66%)
2014	697	$4.07	to	$1.74	$2,447	1.86%	1.00%	to	2.25%	11.35%	to	9.97%
2013	888	$3.65	to	$1.58	$2,815	2.09%	1.00%	to	2.25%	19.02%	to	17.54%
MS VIF Global Real Est, Cl II
2017	331	$1.77	to	$1.60	$355	2.40%	1.00%	to	2.25%	8.62%	to	7.27%
2016	398	$1.63	to	$1.49	$394	1.36%	1.00%	to	2.25%	2.10%	to	0.84%
2015	368	$1.60	to	$1.48	$363	2.08%	1.00%	to	2.25%	(2.40%)	to	(3.61%)
2014	626	$1.63	to	$1.53	$629	0.73%	1.00%	to	2.25%	12.72%	to	11.32%
2013	822	$1.45	to	$1.38	$736	3.48%	1.00%	to	2.25%	1.61%	to	0.35%
MS VIF Mid Cap Gro, Cl II
2017	94	$2.11	to	$1.91	$170	—	1.00%	to	2.25%	37.22%	to	35.52%
2016	65	$1.54	to	$1.41	$86	—	1.00%	to	2.25%	(9.74%)	to	(10.86%)
2015	110	$1.71	to	$1.58	$162	—	1.00%	to	2.25%	(6.93%)	to	(8.08%)
2014	181	$1.83	to	$1.72	$285	—	1.00%	to	2.25%	0.82%	to	(0.42%)
2013	239	$1.82	to	$1.73	$373	0.20%	1.00%	to	2.25%	36.12%	to	34.43%
MS VIF US Real Est, Cl I
2017	136	$3.94	to	$3.79	$497	1.51%	1.00%	to	1.85%	2.09%	to	1.22%
2016	143	$3.86	to	$3.74	$517	1.33%	1.00%	to	1.85%	5.75%	to	4.86%
2015	175	$3.65	to	$3.57	$600	1.41%	1.00%	to	1.85%	1.15%	to	0.30%
2014	234	$3.61	to	$3.56	$776	1.40%	1.00%	to	1.85%	28.43%	to	27.35%
2013	326	$2.81	to	$2.79	$841	1.10%	1.00%	to	1.85%	1.04%	to	0.18%
MS VIF US Real Est, Cl II
2017	434	$1.68	to	$2.54	$1,118	1.27%	1.05%	to	2.20%	1.80%	to	0.64%
2016	486	$1.65	to	$2.52	$1,243	1.08%	1.05%	to	2.20%	5.44%	to	4.23%
2015	563	$1.57	to	$2.42	$1,381	1.17%	1.05%	to	2.20%	0.86%	to	(0.29%)
2014	718	$1.55	to	$2.43	$1,771	1.22%	1.05%	to	2.20%	28.08%	to	26.62%
2013	1,172	$1.21	to	$1.92	$2,221	0.82%	1.05%	to	2.20%	0.69%	to	(0.46%)
Oppen Cap Appr VA
2017	265	$2.92	to	$2.92	$772	0.23%	1.40%	to	1.40%	25.08%	to	25.08%
2016	297	$2.33	to	$2.33	$692	0.42%	1.40%	to	1.40%	(3.56%)	to	(3.56%)
2015	366	$2.42	to	$2.42	$886	0.09%	1.40%	to	1.40%	2.10%	to	2.10%
2014	386	$2.37	to	$2.37	$914	0.45%	1.40%	to	1.40%	13.81%	to	13.81%
2013	433	$2.08	to	$2.08	$900	0.97%	1.40%	to	1.40%	27.94%	to	27.94%

362	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Cap Appr VA, Serv
2017	6,460	$2.20	to	$2.04	$14,180	0.01%	1.00%	to	2.25%	25.25%	to	23.70%
2016	8,051	$1.76	to	$1.65	$14,189	0.12%	1.00%	to	2.25%	(3.40%)	to	(4.60%)
2015	9,118	$1.82	to	$1.72	$16,717	—	1.00%	to	2.25%	2.24%	to	0.97%
2014	12,492	$1.78	to	$1.71	$22,387	0.19%	1.00%	to	2.25%	13.98%	to	12.56%
2013	18,294	$1.56	to	$1.52	$28,882	0.74%	1.00%	to	2.25%	28.14%	to	26.55%
Oppen Global VA
2017	0	$3.91	to	$3.91	$1	0.93%	1.40%	to	1.40%	34.77%	to	34.77%
2016	0	$2.90	to	$2.90	$1	0.16%	1.40%	to	1.40%	(1.31%)	to	(1.31%)
2015	13	$2.94	to	$2.94	$40	1.30%	1.40%	to	1.40%	2.50%	to	2.50%
2014	13	$2.87	to	$2.87	$39	1.10%	1.40%	to	1.40%	0.87%	to	0.87%
2013	14	$2.84	to	$2.84	$38	1.37%	1.40%	to	1.40%	25.54%	to	25.54%
Oppen Global VA, Serv
2017	1,079	$3.10	to	$2.00	$3,201	0.75%	1.00%	to	2.25%	34.97%	to	33.29%
2016	1,247	$2.30	to	$1.50	$2,756	0.76%	1.00%	to	2.25%	(1.15%)	to	(2.38%)
2015	1,476	$2.32	to	$1.53	$3,326	1.07%	1.00%	to	2.25%	2.64%	to	1.36%
2014	1,926	$2.27	to	$1.51	$4,237	0.88%	1.00%	to	2.25%	1.04%	to	(0.21%)
2013	2,590	$2.24	to	$1.52	$5,634	1.17%	1.00%	to	2.25%	25.73%	to	24.16%
Oppen Global Strategic Inc VA
2017	54	$2.21	to	$2.21	$118	2.29%	1.40%	to	1.40%	4.80%	to	4.80%
2016	57	$2.11	to	$2.11	$120	4.97%	1.40%	to	1.40%	5.06%	to	5.06%
2015	68	$2.00	to	$2.00	$137	5.90%	1.40%	to	1.40%	(3.62%)	to	(3.62%)
2014	77	$2.08	to	$2.08	$159	4.22%	1.40%	to	1.40%	1.41%	to	1.41%
2013	91	$2.05	to	$2.05	$186	4.98%	1.40%	to	1.40%	(1.52%)	to	(1.52%)
Oppen Global Strategic Inc VA, Srv
2017	13,408	$2.03	to	$1.22	$23,255	1.98%	1.00%	to	2.25%	4.99%	to	3.68%
2016	14,945	$1.93	to	$1.18	$24,816	4.63%	1.00%	to	2.25%	5.21%	to	3.92%
2015	17,888	$1.83	to	$1.14	$28,291	5.51%	1.00%	to	2.25%	(3.46%)	to	(4.66%)
2014	23,277	$1.90	to	$1.19	$38,111	3.90%	1.00%	to	2.25%	1.48%	to	0.21%
2013	31,395	$1.87	to	$1.19	$50,810	4.62%	1.00%	to	2.25%	(1.36%)	to	(2.58%)
Oppen Main St VA
2017	20	$2.13	to	$2.13	$42	1.25%	1.40%	to	1.40%	15.29%	to	15.29%
2016	20	$1.84	to	$1.84	$37	1.08%	1.40%	to	1.40%	10.07%	to	10.07%
2015	24	$1.68	to	$1.68	$40	0.92%	1.40%	to	1.40%	1.89%	to	1.89%
2014	24	$1.64	to	$1.64	$40	0.72%	1.40%	to	1.40%	9.16%	to	9.16%
2013	58	$1.51	to	$1.51	$87	1.09%	1.40%	to	1.40%	29.94%	to	29.94%
Oppen Main St Sm Cap VA, Serv
2017	862	$3.46	to	$2.46	$2,968	0.64%	1.00%	to	2.25%	12.78%	to	11.39%
2016	948	$3.07	to	$2.21	$2,934	0.25%	1.00%	to	2.25%	16.50%	to	15.06%
2015	1,139	$2.63	to	$1.92	$2,988	0.65%	1.00%	to	2.25%	(7.03%)	to	(8.18%)
2014	1,379	$2.83	to	$2.09	$3,890	0.66%	1.00%	to	2.25%	10.54%	to	9.17%
2013	1,771	$2.56	to	$1.92	$4,533	0.68%	1.00%	to	2.25%	39.22%	to	37.50%
PIMCO VIT All Asset, Advisor Cl
2017	949	$1.42	to	$1.28	$1,307	4.27%	1.00%	to	2.25%	12.26%	to	10.86%
2016	1,261	$1.26	to	$1.16	$1,557	2.36%	1.00%	to	2.25%	11.79%	to	10.40%
2015	1,747	$1.13	to	$1.05	$1,945	2.98%	1.00%	to	2.25%	(10.09%)	to	(11.20%)
2014	2,351	$1.26	to	$1.18	$2,927	4.78%	1.00%	to	2.25%	(0.52%)	to	(1.77%)
2013	3,231	$1.26	to	$1.20	$4,074	4.28%	1.00%	to	2.25%	(0.89%)	to	(2.13%)
Put VT Div Inc, Cl IA
2017	262	$2.61	to	$2.61	$688	5.95%	1.40%	to	1.40%	5.94%	to	5.94%
2016	287	$2.46	to	$2.46	$709	7.99%	1.40%	to	1.40%	4.13%	to	4.13%
2015	351	$2.36	to	$2.36	$832	9.94%	1.40%	to	1.40%	(3.67%)	to	(3.67%)
2014	400	$2.45	to	$2.45	$985	8.31%	1.40%	to	1.40%	(0.72%)	to	(0.72%)
2013	437	$2.47	to	$2.47	$1,085	3.46%	1.40%	to	1.40%	6.58%	to	6.58%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	363

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Div Inc, Cl IB
2017	147	$2.00	to	$2.00	$293	5.74%	1.40%	to	1.40%	5.64%		to	5.64%
2016	169	$1.89	to	$1.89	$320	8.25%	1.40%	to	1.40%	3.96%		to	3.96%
2015	220	$1.82	to	$1.82	$400	9.45%	1.40%	to	1.40%	(3.70%)		to	(3.70%)
2014	248	$1.89	to	$1.89	$467	8.18%	1.40%	to	1.40%	(1.05%)		to	(1.05%)
2013	291	$1.91	to	$1.91	$554	3.19%	1.40%	to	1.40%	6.32%		to	6.32%
Put VT Eq Inc, Cl IA
2017	2,071	$1.12	to	$1.12	$2,331	—	1.40%	to	1.40%	12.41	%(11)	to	12.41	%(11)
Put VT Eq Inc, Cl IB
2017	2,320	$1.12	to	$1.12	$2,618	—	1.00%	to	1.85%	12.49	%(11)	to	11.89	%(11)
Put VT Global Eq, Cl IA
2017	195	$2.11	to	$2.11	$411	1.57%	1.40%	to	1.40%	26.92%		to	26.92%
2016	203	$1.66	to	$1.66	$337	1.39%	1.40%	to	1.40%	(0.04%)		to	(0.04%)
2015	228	$1.66	to	$1.66	$378	1.23%	1.40%	to	1.40%	(2.86%)		to	(2.86%)
2014	232	$1.71	to	$1.71	$397	0.66%	1.40%	to	1.40%	0.35%		to	0.35%
2013	275	$1.71	to	$1.71	$470	1.72%	1.40%	to	1.40%	30.44%		to	30.44%
Put VT Global Hlth Care, Cl IB
2017	350	$3.18	to	$2.30	$960	0.55%	1.00%	to	2.20%	14.16%		to	12.80%
2016	388	$2.78	to	$2.04	$934	—	1.00%	to	2.20%	(12.23%)		to	(13.28%)
2015	446	$3.17	to	$2.35	$1,227	7.83%	1.00%	to	2.20%	6.71%		to	5.44%
2014	453	$2.97	to	$2.23	$1,183	9.90%	1.00%	to	2.20%	26.37%		to	24.87%
2013	562	$2.35	to	$1.78	$1,164	1.14%	1.00%	to	2.20%	40.26%		to	38.59%
Put VT Gro Opp, Cl IA
2017	236	$1.30	to	$1.30	$308	0.14%	1.40%	to	1.40%	29.48%		to	29.48%
2016	256	$1.01	to	$1.01	$257	—	1.40%	to	1.40%	0.55	%(10)	to	0.55	%(10)
Put VT Gro Opp, Cl IB
2017	553	$1.30	to	$1.30	$718	0.11%	1.40%	to	1.40%	29.09%		to	29.09%
2016	632	$1.01	to	$1.01	$636	—	1.40%	to	1.40%	0.57	%(10)	to	0.57	%(10)
Put VT Hi Yield, Cl IA
2017	141	$3.32	to	$3.32	$471	6.09%	1.40%	to	1.40%	5.74%		to	5.74%
2016	154	$3.14	to	$3.14	$485	6.53%	1.40%	to	1.40%	14.06%		to	14.06%
2015	164	$2.75	to	$2.75	$453	7.27%	1.40%	to	1.40%	(6.46%)		to	(6.46%)
2014	180	$2.94	to	$2.94	$533	6.33%	1.40%	to	1.40%	0.50%		to	0.50%
2013	189	$2.92	to	$2.92	$558	7.03%	1.40%	to	1.40%	6.60%		to	6.60%
Put VT Hi Yield, Cl IB
2017	62	$2.42	to	$2.42	$149	6.02%	1.40%	to	1.40%	5.50%		to	5.50%
2016	71	$2.29	to	$2.29	$164	7.15%	1.40%	to	1.40%	13.95%		to	13.95%
2015	97	$2.01	to	$2.01	$196	6.99%	1.40%	to	1.40%	(6.67%)		to	(6.67%)
2014	113	$2.16	to	$2.16	$244	6.10%	1.40%	to	1.40%	0.15%		to	0.15%
2013	125	$2.15	to	$2.15	$270	6.92%	1.40%	to	1.40%	6.36%		to	6.36%
Put VT Inc, Cl IB
2017	23	$2.03	to	$1.53	$43	4.34%	1.15%	to	1.80%	4.39%		to	3.71%
2016	27	$1.95	to	$1.48	$47	5.25%	1.15%	to	1.80%	0.84%		to	0.18%
2015	39	$1.93	to	$1.48	$69	4.58%	1.15%	to	1.80%	(2.59%)		to	(3.21%)
2014	47	$1.98	to	$1.53	$85	5.82%	1.15%	to	1.80%	5.23%		to	4.56%
2013	40	$1.88	to	$1.46	$68	3.89%	1.15%	to	1.80%	0.71%		to	0.05%
Put VT Intl Eq, Cl IB
2017	3,724	$1.83	to	$1.53	$5,204	2.24%	1.00%	to	2.20%	25.33%		to	23.84%
2016	4,215	$1.46	to	$1.23	$4,661	3.57%	1.00%	to	2.20%	(3.42%)		to	(4.57%)
2015	4,964	$1.51	to	$1.29	$5,711	1.18%	1.00%	to	2.20%	(0.86%)		to	(2.04%)
2014	5,570	$1.52	to	$1.32	$6,474	0.97%	1.00%	to	2.20%	(7.70%)		to	(8.80%)
2013	6,637	$1.65	to	$1.45	$8,307	1.51%	1.00%	to	2.20%	26.80%		to	25.28%

364	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Intl Gro, Cl IB
2017	261	$1.30	to	$1.49	$332	1.05%	1.00%	to	1.40%	33.71%	to	33.17%
2016	319	$0.98	to	$1.12	$303	0.98%	1.00%	to	1.40%	(7.64%)	to	(8.01%)
2015	355	$1.06	to	$1.22	$366	—	1.00%	to	1.40%	0.11%	to	(0.29%)
2014	369	$1.05	to	$1.22	$383	0.06%	1.00%	to	1.40%	(7.08%)	to	(7.45%)
2013	394	$1.14	to	$1.32	$441	1.05%	1.00%	to	1.40%	21.15%	to	20.67%
Put VT Intl Val, Cl IB
2017	—	$1.57	to	$1.57	$0	1.46%	1.40%	to	1.40%	22.97%	to	22.97%
2016	—	$1.28	to	$1.28	$0	2.38%	1.40%	to	1.40%	(0.30%)	to	(0.30%)
2015	—	$1.28	to	$1.28	$0	1.30%	1.40%	to	1.40%	(3.36%)	to	(3.36%)
2014	—	$1.33	to	$1.33	$0	1.32%	1.40%	to	1.40%	(10.75%)	to	(10.75%)
2013	—	$1.49	to	$1.49	$0	2.52%	1.40%	to	1.40%	20.51%	to	20.51%
Put VT Research, Cl IB
2017	27	$2.49	to	$2.79	$70	0.58%	1.00%	to	1.85%	22.12%	to	21.09%
2016	46	$2.04	to	$2.30	$95	1.50%	1.00%	to	1.85%	8.99%	to	8.07%
2015	58	$1.87	to	$2.13	$111	1.29%	1.00%	to	1.85%	(2.53%)	to	(3.35%)
2014	62	$1.92	to	$2.20	$121	0.78%	1.00%	to	1.85%	13.72%	to	12.75%
2013	71	$1.69	to	$1.95	$121	1.32%	1.00%	to	1.85%	32.04%	to	30.92%
Put VT Sm Cap Val, Cl IB
2017	310	$1.73	to	$2.08	$669	0.69%	1.05%	to	2.20%	6.75%	to	5.53%
2016	322	$1.62	to	$1.97	$654	1.22%	1.05%	to	2.20%	26.16%	to	24.74%
2015	351	$1.29	to	$1.58	$571	12.27%	1.05%	to	2.20%	(5.24%)	to	(6.32%)
2014	415	$1.36	to	$1.68	$719	24.04%	1.05%	to	2.20%	2.35%	to	1.18%
2013	443	$1.32	to	$1.66	$755	0.92%	1.05%	to	2.20%	38.15%	to	36.57%
Put VT Sus Leaders, Cl IA
2017	395	$4.66	to	$4.66	$1,841	0.85%	1.40%	to	1.40%	27.76%	to	27.76%
2016	467	$3.65	to	$3.65	$1,703	1.07%	1.40%	to	1.40%	6.56%	to	6.56%
2015	596	$3.42	to	$3.42	$2,038	1.91%	1.40%	to	1.40%	(1.46%)	to	(1.46%)
2014	639	$3.47	to	$3.47	$2,218	0.52%	1.40%	to	1.40%	12.22%	to	12.22%
2013	691	$3.09	to	$3.09	$2,140	0.73%	1.40%	to	1.40%	34.84%	to	34.84%
Put VT Sus Leaders, Cl IB
2017	1,103	$2.51	to	$2.30	$2,715	0.60%	1.00%	to	2.20%	27.94%	to	26.42%
2016	1,597	$1.96	to	$1.82	$3,068	0.71%	1.00%	to	2.20%	6.72%	to	5.45%
2015	1,824	$1.84	to	$1.73	$3,294	1.70%	1.00%	to	2.20%	(1.28%)	to	(2.46%)
2014	2,037	$1.86	to	$1.77	$3,741	0.31%	1.00%	to	2.20%	12.36%	to	11.02%
2013	2,334	$1.66	to	$1.59	$3,827	0.53%	1.00%	to	2.20%	35.08%	to	33.47%
Royce Micro-Cap, Invest Cl
2017	164	$4.05	to	$3.44	$593	0.59%	1.40%	to	1.60%	3.73%	to	3.52%
2016	216	$3.90	to	$3.33	$744	0.72%	1.40%	to	1.60%	18.05%	to	17.82%
2015	227	$3.30	to	$2.82	$667	—	1.40%	to	1.60%	(13.67%)	to	(13.85%)
2014	362	$3.83	to	$3.28	$1,223	—	1.40%	to	1.60%	(4.92%)	to	(5.11%)
2013	421	$4.03	to	$3.45	$1,504	0.52%	1.40%	to	1.60%	19.30%	to	19.07%
Royce Sm-Cap, Invest Cl
2017	124	$4.96	to	$4.62	$592	0.93%	1.40%	to	1.60%	3.92%	to	3.71%
2016	142	$4.77	to	$4.45	$654	1.82%	1.40%	to	1.60%	19.28%	to	19.04%
2015	154	$4.00	to	$3.74	$590	0.69%	1.40%	to	1.60%	(13.03%)	to	(13.20%)
2014	178	$4.60	to	$4.31	$785	0.12%	1.40%	to	1.60%	1.80%	to	1.60%
2013	230	$4.51	to	$4.24	$992	0.98%	1.40%	to	1.60%	32.88%	to	32.62%
Temp Dev Mkts, Cl 2
2017	169	$2.98	to	$2.81	$480	0.88%	1.00%	to	1.35%	39.02%	to	38.53%
2016	130	$2.14	to	$2.03	$266	0.85%	1.00%	to	1.35%	16.27%	to	15.87%
2015	157	$1.84	to	$1.75	$278	2.09%	1.00%	to	1.35%	(20.40%)	to	(20.68%)
2014	179	$2.32	to	$2.20	$400	1.43%	1.00%	to	1.35%	(9.31%)	to	(9.62%)
2013	162	$2.55	to	$2.44	$401	1.89%	1.00%	to	1.35%	(1.90%)	to	(2.25%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	365

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Temp Foreign, Cl 2
2017	2,715	$1.70	to	$2.26	$4,851	2.62%	1.00%	to	1.85%	15.54%		to	14.56%
2016	3,193	$1.47	to	$1.97	$4,949	1.97%	1.00%	to	1.85%	6.11%		to	5.22%
2015	3,666	$1.39	to	$1.87	$5,439	3.20%	1.00%	to	1.85%	(7.42%)		to	(8.21%)
2014	4,130	$1.50	to	$2.04	$6,628	1.87%	1.00%	to	1.85%	(12.02%)		to	(12.76%)
2013	4,988	$1.70	to	$2.34	$9,141	2.40%	1.00%	to	1.85%	21.75%		to	20.72%
Temp Global Bond, Cl 2
2017	6,315	$1.26	to	$1.14	$12,171	—	1.00%	to	2.25%	0.91%		to	(0.34%)
2016	7,095	$1.25	to	$1.14	$13,635	—	1.00%	to	2.25%	1.92%		to	0.66%
2015	8,407	$1.22	to	$1.13	$15,960	7.90%	1.00%	to	2.25%	(5.26%)		to	(6.44%)
2014	10,698	$1.29	to	$1.21	$21,579	5.16%	1.00%	to	2.25%	0.82%		to	(0.44%)
2013	14,446	$1.28	to	$1.22	$29,110	4.69%	1.00%	to	2.25%	0.62%		to	(0.64%)
Temp Gro, Cl 2
2017	751	$1.77	to	$1.60	$1,231	1.64%	1.00%	to	2.25%	17.32%		to	15.87%
2016	873	$1.51	to	$1.38	$1,231	2.10%	1.00%	to	2.25%	8.53%		to	7.18%
2015	1,034	$1.39	to	$1.29	$1,349	2.63%	1.00%	to	2.25%	(7.42%)		to	(8.57%)
2014	1,277	$1.50	to	$1.41	$1,829	1.34%	1.00%	to	2.25%	(3.78%)		to	(4.98%)
2013	1,913	$1.56	to	$1.48	$2,795	2.80%	1.00%	to	2.25%	29.52%		to	27.91%
Third Ave Val
2017	122	$3.00	to	$3.14	$376	0.86%	1.40%	to	1.60%	12.02%		to	11.79%
2016	163	$2.68	to	$2.81	$450	0.83%	1.40%	to	1.60%	10.67%		to	10.45%
2015	191	$2.42	to	$2.54	$476	3.35%	1.40%	to	1.60%	(10.16%)		to	(10.34%)
2014	220	$2.70	to	$2.84	$612	2.89%	1.40%	to	1.60%	2.93%		to	2.72%
2013	266	$2.62	to	$2.76	$720	3.23%	1.40%	to	1.60%	17.32%		to	17.08%
VP Aggr, Cl 2
2017	15,923	$1.83	to	$1.67	$28,619	—	1.00%	to	2.25%	17.73%		to	16.27%
2016	19,059	$1.56	to	$1.43	$29,166	—	1.00%	to	2.25%	4.87%		to	3.57%
2015	20,742	$1.49	to	$1.38	$30,391	—	1.00%	to	2.25%	(1.74%)		to	(2.97%)
2014	23,106	$1.51	to	$1.43	$34,469	—	1.00%	to	2.25%	4.48%		to	3.17%
2013	27,910	$1.45	to	$1.38	$39,962	—	1.00%	to	2.25%	19.54%		to	18.05%
VP Aggr, Cl 4
2017	74,575	$1.84	to	$1.67	$132,082	—	1.00%	to	2.25%	17.70%		to	16.24%
2016	95,826	$1.56	to	$1.44	$144,718	—	1.00%	to	2.25%	4.92%		to	3.62%
2015	123,107	$1.49	to	$1.39	$177,909	—	1.00%	to	2.25%	(1.74%)		to	(2.97%)
2014	156,420	$1.51	to	$1.43	$231,103	—	1.00%	to	2.25%	4.48%		to	3.17%
2013	212,267	$1.45	to	$1.38	$301,955	—	1.00%	to	2.25%	19.51%		to	18.02%
VP Conserv, Cl 2
2017	17,361	$1.29	to	$1.17	$21,583	—	1.00%	to	2.25%	6.36%		to	5.03%
2016	23,290	$1.21	to	$1.11	$27,343	—	1.00%	to	2.25%	2.42%		to	1.15%
2015	25,370	$1.18	to	$1.10	$29,188	—	1.00%	to	2.25%	(1.15%)		to	(2.39%)
2014	29,902	$1.20	to	$1.13	$34,918	—	1.00%	to	2.25%	3.21%		to	1.92%
2013	36,897	$1.16	to	$1.11	$41,931	—	1.00%	to	2.25%	2.16%		to	0.88%
VP Conserv, Cl 4
2017	76,171	$1.29	to	$1.17	$93,919	—	1.00%	to	2.25%	6.28%		to	4.96%
2016	99,469	$1.21	to	$1.11	$116,007	—	1.00%	to	2.25%	2.42%		to	1.15%
2015	117,154	$1.18	to	$1.10	$134,095	—	1.00%	to	2.25%	(1.15%)		to	(2.39%)
2014	143,408	$1.20	to	$1.13	$167,075	—	1.00%	to	2.25%	3.30%		to	2.00%
2013	199,660	$1.16	to	$1.10	$226,353	—	1.00%	to	2.25%	2.07%		to	0.79%
VP Man Risk, Cl 2
2017	—	$1.03	to	$1.03	$0	—	1.00%	to	2.25%	3.40	%(12)	to	3.04	%(12)
VP Man Risk US, Cl 2
2017	—	$1.04	to	$1.04	$0	—	1.00%	to	2.25%	4.20	%(12)	to	3.84	%(12)

366	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv, Cl 2
2017	15,144	$1.10	to	$1.05	$16,328	—	1.00%	to	2.25%	6.82%		to	5.49%
2016	19,112	$1.03	to	$0.99	$19,402	—	1.00%	to	2.25%	2.04%		to	0.78%
2015	15,461	$1.01	to	$0.99	$15,476	—	1.00%	to	2.25%	(2.11%)		to	(3.34%)
2014	12,249	$1.03	to	$1.02	$12,594	—	1.00%	to	2.25%	3.41%		to	2.11%
2013	2,309	$1.00	to	$1.00	$2,309	—	1.00%	to	2.25%	(0.12	%)(6)	to	(0.27	%)(6)
VP Man Vol Conserv Gro, Cl 2
2017	49,129	$1.14	to	$1.09	$54,969	—	1.00%	to	2.25%	10.09%		to	8.72%
2016	58,078	$1.04	to	$1.00	$59,346	—	1.00%	to	2.25%	2.15%		to	0.88%
2015	60,165	$1.02	to	$0.99	$60,498	—	1.00%	to	2.25%	(2.80%)		to	(4.02%)
2014	51,991	$1.05	to	$1.03	$54,090	—	1.00%	to	2.25%	3.66%		to	2.36%
2013	11,473	$1.01	to	$1.01	$11,580	—	1.00%	to	2.25%	0.56	%(6)	to	0.41	%(6)
VP Man Vol Gro, Cl 2
2017	117,062	$1.22	to	$1.16	$139,873	—	1.00%	to	2.25%	16.32%		to	14.87%
2016	126,834	$1.05	to	$1.01	$130,861	—	1.00%	to	2.25%	2.35%		to	1.08%
2015	140,714	$1.02	to	$1.00	$142,521	—	1.00%	to	2.25%	(4.30%)		to	(5.49%)
2014	129,274	$1.07	to	$1.05	$137,465	—	1.00%	to	2.25%	3.90%		to	2.60%
2013	29,375	$1.03	to	$1.03	$30,205	—	1.00%	to	2.25%	1.90	%(6)	to	1.75	%(6)
VP Man Vol Mod Gro, Cl 2
2017	263,030	$1.18	to	$1.12	$304,624	—	1.00%	to	2.25%	13.21%		to	11.81%
2016	293,690	$1.05	to	$1.01	$301,993	—	1.00%	to	2.25%	2.39%		to	1.13%
2015	311,013	$1.02	to	$0.99	$314,123	—	1.00%	to	2.25%	(3.48%)		to	(4.69%)
2014	284,926	$1.06	to	$1.04	$299,904	—	1.00%	to	2.25%	3.82%		to	2.52%
2013	56,410	$1.02	to	$1.02	$57,508	—	1.00%	to	2.25%	1.35	%(6)	to	1.20	%(6)
VP Mod, Cl 2
2017	219,055	$1.56	to	$1.42	$333,955	—	1.00%	to	2.25%	12.10%		to	10.71%
2016	245,979	$1.39	to	$1.28	$335,429	—	1.00%	to	2.25%	3.60%		to	2.32%
2015	265,193	$1.35	to	$1.25	$349,849	—	1.00%	to	2.25%	(1.54%)		to	(2.78%)
2014	284,792	$1.37	to	$1.29	$382,676	—	1.00%	to	2.25%	4.02%		to	2.72%
2013	300,516	$1.31	to	$1.25	$389,392	—	1.00%	to	2.25%	10.26%		to	8.87%
VP Mod, Cl 4
2017	758,437	$1.56	to	$1.42	$1,140,556	—	1.00%	to	2.25%	12.08%		to	10.69%
2016	886,454	$1.40	to	$1.28	$1,195,458	—	1.00%	to	2.25%	3.59%		to	2.31%
2015	1,033,383	$1.35	to	$1.25	$1,352,078	—	1.00%	to	2.25%	(1.54%)		to	(2.77%)
2014	1,244,482	$1.37	to	$1.29	$1,661,867	—	1.00%	to	2.25%	4.02%		to	2.71%
2013	1,608,834	$1.32	to	$1.26	$2,075,788	—	1.00%	to	2.25%	10.33%		to	8.95%
VP Mod Aggr, Cl 2
2017	71,803	$1.70	to	$1.54	$118,718	—	1.00%	to	2.25%	15.00%		to	13.57%
2016	91,774	$1.48	to	$1.36	$132,401	—	1.00%	to	2.25%	4.23%		to	2.94%
2015	111,965	$1.42	to	$1.32	$155,402	—	1.00%	to	2.25%	(1.71%)		to	(2.94%)
2014	130,891	$1.44	to	$1.36	$185,446	—	1.00%	to	2.25%	4.11%		to	2.81%
2013	157,488	$1.39	to	$1.32	$215,148	—	1.00%	to	2.25%	14.93%		to	13.49%
VP Mod Aggr, Cl 4
2017	230,966	$1.70	to	$1.54	$378,117	—	1.00%	to	2.25%	15.04%		to	13.61%
2016	301,745	$1.48	to	$1.36	$431,224	—	1.00%	to	2.25%	4.22%		to	2.93%
2015	379,469	$1.42	to	$1.32	$522,907	—	1.00%	to	2.25%	(1.78%)		to	(3.00%)
2014	494,449	$1.44	to	$1.36	$697,285	—	1.00%	to	2.25%	4.17%		to	2.87%
2013	689,540	$1.39	to	$1.32	$938,373	—	1.00%	to	2.25%	14.90%		to	13.46%
VP Mod Conserv, Cl 2
2017	34,638	$1.42	to	$1.28	$47,615	—	1.00%	to	2.25%	8.92%		to	7.57%
2016	40,144	$1.30	to	$1.19	$50,875	—	1.00%	to	2.25%	2.94%		to	1.67%
2015	45,020	$1.26	to	$1.17	$55,588	—	1.00%	to	2.25%	(1.21%)		to	(2.45%)
2014	55,991	$1.28	to	$1.20	$70,239	—	1.00%	to	2.25%	3.74%		to	2.44%
2013	65,995	$1.23	to	$1.18	$80,112	—	1.00%	to	2.25%	6.07%		to	4.74%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	367

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 4
2017	104,204	$1.42	to	$1.29	$141,927	—	1.00%	to	2.25%	8.82%		to	7.47%
2016	125,410	$1.30	to	$1.20	$157,745	—	1.00%	to	2.25%	3.01%		to	1.73%
2015	151,602	$1.26	to	$1.18	$186,073	—	1.00%	to	2.25%	(1.28%)		to	(2.52%)
2014	191,983	$1.28	to	$1.21	$239,942	—	1.00%	to	2.25%	3.73%		to	2.43%
2013	260,816	$1.23	to	$1.18	$315,881	—	1.00%	to	2.25%	6.05%		to	4.72%
VP Ptnrs Sm Cap Val, Cl 3
2017	5,831	$2.87	to	$2.02	$15,220	—	1.00%	to	2.25%	5.96%		to	4.65%
2016	6,792	$2.71	to	$1.93	$16,815	—	1.00%	to	2.25%	24.29%		to	22.76%
2015	8,904	$2.18	to	$1.57	$17,817	—	1.00%	to	2.25%	(10.25%)		to	(11.38%)
2014	11,587	$2.43	to	$1.77	$25,845	—	1.00%	to	2.25%	1.05%		to	(0.21%)
2013	15,742	$2.40	to	$1.78	$34,943	—	1.00%	to	2.25%	33.47%		to	31.80%
VP US Flex Conserv Gro, Cl 2
2017	463	$1.11	to	$1.10	$513	—	1.00%	to	2.25%	10.61%		to	9.24%
2016	—	$1.01	to	$1.00	$0	—	1.00%	to	2.25%	0.78	%(9)	to	0.62	%(9)
VP US Flex Gro, Cl 2
2017	2,344	$1.21	to	$1.19	$2,839	—	1.00%	to	2.25%	17.28%		to	15.83%
2016	1,470	$1.03	to	$1.03	$1,518	—	1.00%	to	2.25%	2.14	%(9)	to	1.98	%(9)
VP US Flex Mod Gro, Cl 2
2017	1,214	$1.16	to	$1.15	$1,408	—	1.00%	to	2.25%	14.04%		to	12.62%
2016	564	$1.02	to	$1.02	$575	—	1.00%	to	2.25%	1.46	%(9)	to	1.31	%(9)
Wanger Intl
2017	3,110	$1.89	to	$1.71	$9,090	1.17%	1.00%	to	2.25%	31.60%		to	29.96%
2016	3,968	$1.43	to	$1.31	$8,887	1.12%	1.00%	to	2.25%	(2.39%)		to	(3.59%)
2015	4,762	$1.47	to	$1.36	$10,974	1.37%	1.00%	to	2.25%	(0.89%)		to	(2.14%)
2014	6,409	$1.48	to	$1.39	$15,001	1.38%	1.00%	to	2.25%	(5.35%)		to	(6.54%)
2013	8,417	$1.57	to	$1.49	$20,925	2.56%	1.00%	to	2.25%	21.16%		to	19.64%
Wanger USA
2017	3,441	$2.69	to	$2.43	$9,615	—	1.00%	to	2.25%	18.40%		to	16.93%
2016	4,332	$2.27	to	$2.08	$10,275	—	1.00%	to	2.25%	12.57%		to	11.17%
2015	5,233	$2.02	to	$1.87	$11,105	—	1.00%	to	2.25%	(1.59%)		to	(2.83%)
2014	7,213	$2.05	to	$1.93	$15,610	0.00%	1.00%	to	2.25%	3.75%		to	2.45%
2013	10,089	$1.98	to	$1.88	$21,182	0.14%	1.00%	to	2.25%	32.43%		to	30.77%
WF VT Index Asset Alloc, Cl 2
2017	3,252	$2.00	to	$1.98	$6,705	0.74%	1.05%	to	2.20%	11.08%		to	9.81%
2016	3,661	$1.80	to	$1.80	$6,820	0.90%	1.05%	to	2.20%	6.55%		to	5.33%
2015	3,857	$1.69	to	$1.71	$6,776	1.03%	1.05%	to	2.20%	0.19%		to	(0.95%)
2014	4,354	$1.69	to	$1.72	$7,657	1.52%	1.05%	to	2.20%	16.82%		to	15.49%
2013	5,056	$1.44	to	$1.49	$7,651	1.62%	1.05%	to	2.20%	18.39%		to	17.04%
WF VT Intl Eq, Cl 1
2017	84	$2.10	to	$1.99	$170	3.06%	1.00%	to	1.35%	23.62%		to	23.19%
2016	101	$1.69	to	$1.62	$165	3.16%	1.00%	to	1.35%	2.23%		to	1.87%
2015	121	$1.66	to	$1.59	$194	4.20%	1.00%	to	1.35%	1.28%		to	0.92%
2014	159	$1.64	to	$1.57	$254	2.95%	1.00%	to	1.35%	(6.24%)		to	(6.57%)
2013	210	$1.75	to	$1.69	$358	2.43%	1.00%	to	1.35%	18.75%		to	18.33%
WF VT Intl Eq, Cl 2
2017	2,927	$2.34	to	$1.61	$6,079	2.78%	1.00%	to	2.20%	23.11%		to	21.64%
2016	3,614	$1.90	to	$1.32	$6,103	2.82%	1.00%	to	2.20%	2.27%		to	1.04%
2015	4,173	$1.86	to	$1.31	$6,948	3.84%	1.00%	to	2.20%	0.79%		to	(0.41%)
2014	5,202	$1.84	to	$1.31	$8,617	2.68%	1.00%	to	2.20%	(6.30%)		to	(7.41%)
2013	6,360	$1.97	to	$1.42	$11,283	2.13%	1.00%	to	2.20%	18.33%		to	16.92%

368	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Omega Gro, Cl 1
2017	474	$2.35	to	$2.21	$1,060	0.23%	1.00%	to	1.35%	33.61%	to	33.15%
2016	583	$1.76	to	$1.66	$978	—	1.00%	to	1.35%	(0.23%)	to	(0.58%)
2015	586	$1.76	to	$1.67	$987	—	1.00%	to	1.35%	0.61%	to	0.26%
2014	600	$1.75	to	$1.66	$1,008	—	1.00%	to	1.35%	3.05%	to	2.69%
2013	756	$1.70	to	$1.62	$1,240	0.40%	1.00%	to	1.35%	38.82%	to	38.34%
WF VT Omega Gro, Cl 2
2017	6,011	$4.28	to	$2.70	$21,448	0.01%	1.00%	to	2.20%	33.26%	to	31.68%
2016	7,457	$3.21	to	$2.05	$20,064	—	1.00%	to	2.20%	(0.48%)	to	(1.66%)
2015	8,660	$3.23	to	$2.09	$23,572	—	1.00%	to	2.20%	0.34%	to	(0.86%)
2014	10,763	$3.22	to	$2.11	$29,285	—	1.00%	to	2.20%	2.83%	to	1.61%
2013	14,049	$3.13	to	$2.07	$37,483	0.14%	1.00%	to	2.20%	38.49%	to	36.84%
WF VT Opp, Cl 1
2017	268	$2.19	to	$2.14	$575	0.92%	1.00%	to	1.35%	19.53%	to	19.11%
2016	289	$1.83	to	$1.80	$520	2.28%	1.00%	to	1.35%	11.40%	to	11.01%
2015	288	$1.65	to	$1.62	$467	0.40%	1.00%	to	1.35%	(3.81%)	to	(4.15%)
2014	332	$1.71	to	$1.69	$562	0.30%	1.00%	to	1.35%	9.60%	to	9.22%
2013	375	$1.56	to	$1.55	$581	0.43%	1.00%	to	1.35%	29.69%	to	29.24%
WF VT Opp, Cl 2
2017	2,582	$2.16	to	$2.00	$5,451	0.67%	1.00%	to	2.20%	19.24%	to	17.82%
2016	3,382	$1.81	to	$1.70	$6,003	2.02%	1.00%	to	2.20%	11.12%	to	9.80%
2015	4,087	$1.63	to	$1.54	$6,556	0.13%	1.00%	to	2.20%	(4.05%)	to	(5.19%)
2014	4,971	$1.70	to	$1.63	$8,335	0.06%	1.00%	to	2.20%	9.33%	to	8.02%
2013	5,924	$1.55	to	$1.51	$9,118	0.20%	1.00%	to	2.20%	29.38%	to	27.84%
WF VT Sm Cap Gro, Cl 2
2017	3,146	$2.38	to	$2.67	$4,478	—	1.00%	to	2.20%	24.61%	to	23.12%
2016	3,807	$1.91	to	$2.17	$4,413	—	1.00%	to	2.20%	6.68%	to	5.41%
2015	4,452	$1.79	to	$2.06	$4,918	—	1.00%	to	2.20%	(3.85%)	to	(5.00%)
2014	5,418	$1.86	to	$2.16	$6,311	—	1.00%	to	2.20%	(2.85%)	to	(4.02%)
2013	6,220	$1.92	to	$2.25	$7,637	—	1.00%	to	2.20%	48.74%	to	46.97%

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 26, 2013.
(6)	New subaccount operations commenced on Nov. 18, 2013.
(7)	New subaccount operations commenced on March 27, 2015.
(8)	New subaccount operations commenced on April 29, 2016.
(9)	New subaccount operations commenced on Nov. 14, 2016.
(10)	New subaccount operations commenced on Nov. 18, 2016.
(11)	New subaccount operations commenced on May 12, 2017.
(12)	New subaccount operations commenced on Sept. 18, 2017.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	369

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterHouseCoopers LLP

Minneapolis, Minnesota

February 22, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2017, $20,764; 2016, $21,464)	$22,155	$22,682
Common stocks, at fair value (cost: 2017, $1; 2016, $4)	—	10
Mortgage loans, at amortized cost (less allowance for loan losses: 2017, $16; 2016, $19)	2,619	2,874
Policy loans	845	830
Other investments	900	998
Total investments	26,519	27,394
Cash and cash equivalents	1,062	323
Reinsurance recoverables	2,876	2,623
Other receivables	207	262
Accrued investment income	219	237
Deferred acquisition costs	2,639	2,611
Other assets	4,358	4,305
Separate account assets	82,560	76,298
Total assets	$120,440	$114,053

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,178	$29,514
Short-term borrowings	200	200
Other liabilities	4,674	4,253
Separate account liabilities	82,560	76,298
Total liabilities	116,612	110,265
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	903	862
Accumulated other comprehensive income, net of tax	456	457
Total shareholder’s equity	3,828	3,788
Total liabilities and shareholder’s equity	$120,440	$114,053

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$410	$417	$406
Net investment income	1,011	1,128	1,218
Policy and contract charges	1,927	1,984	1,880
Other revenues	416	406	422
Net realized investment gains (losses)	40	26	4
Total revenues	3,804	3,961	3,930

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,239	1,611	1,213
Interest credited to fixed accounts	656	623	668
Amortization of deferred acquisition costs	207	334	273
Other insurance and operating expenses	701	683	736
Total benefits and expenses	2,803	3,251	2,890
Pretax income (loss)	1,001	710	1,040
Income tax provision (benefit)	260	24	145
Net income	$741	$686	$895

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(8)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	1
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(7)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2017	2016	2015

Net income	$741	$686	$895
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(3)	58	(338)
Net unrealized gains (losses) on derivatives	3	4	4
Other	(1)	—	—
Total other comprehensive income (loss), net of tax	(1)	62	(334)
Total comprehensive income	$740	$748	$561
See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$3	$2,464	$1,081	$729	$4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive income (loss), net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)
Balances at December 31, 2017	$3	$2,466	$903	$456	$3,828

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$741	$686	$895
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	48	40	18
Deferred income tax (benefit) expense	101	5	(91)
Contractholder and policyholder charges, non-cash	(359)	(348)	(334)
Loss from equity method investments	108	53	18
Net realized investment (gains) losses	(40)	(30)	(13)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	4	9
Changes in operating assets and liabilities:
Deferred acquisition costs	(35)	55	(2)
Policyholder account balances, future policy benefits and claims, net	(121)	338	703
Derivatives, net of collateral	504	93	69
Reinsurance recoverables	(266)	(212)	(132)
Other receivables	42	(12)	(9)
Accrued investment income	18	7	11
Other, net	(33)	188	408
Net cash provided by (used in) operating activities	708	867	1,550

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	234	297	158
Maturities, sinking fund payments and calls	2,491	2,318	2,589
Purchases	(2,034)	(3,174)	(2,279)
Proceeds from sales, maturities and repayments of mortgage loans	690	783	618
Funding of mortgage loans	(439)	(433)	(523)
Proceeds from sales and collections of other investments	156	156	115
Purchase of other investments	(201)	(164)	(158)
Purchase of land, buildings, equipment and software	(9)	(9)	(11)
Change in policy loans, net	(15)	(7)	(18)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	(4)	83	4
Net cash provided by (used in) investing activities	869	(150)	495

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,059	2,086	2,061
Net transfers from (to) separate accounts	(157)	127	(171)
Surrenders and other benefits	(1,893)	(1,932)	(2,714)
Change in short-term borrowings, net	—	(1)	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	20	22	6
Payments on line of credit with Ameriprise Financial, Inc.	(20)	(22)	(6)
Cash received for purchased options with deferred premiums	116	276	16
Cash paid for purchased options with deferred premiums	(263)	(320)	(373)
Cash dividends to Ameriprise Financial, Inc.	(700)	(1,000)	(800)
Net cash provided by (used in) financing activities	(838)	(764)	(1,982)
Net increase (decrease) in cash and cash equivalents	739	(47)	63
Cash and cash equivalents at beginning of period	323	370	307
Cash and cash equivalents at end of period	$1,062	$323	$370

Supplemental Disclosures:
Income taxes paid (received), net	$250	$(120)	$(57)
Interest paid on borrowings	2	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	9	108	45

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its

RiverSource Life Insurance Company

amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses and, as of December 31, 2016, residential mortgage loans.

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

As of December 31, 2017 and 2016, land, buildings, equipment and software were $142 million and $148 million, respectively, net of accumulated depreciation of $159 million and $144 million, respectively. Depreciation and amortization expense for the years ended December 31, 2017, 2016 and 2015 was $15 million, $14 million and $15 million, respectively.

RiverSource Life Insurance Company

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Company

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Company

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 19 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL

RiverSource Life Insurance Company

insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.   RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its consolidated financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the

RiverSource Life Insurance Company

credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the consolidated financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $408 million and $482 million as of December 31, 2017 and 2016, respectively. The Company had a $97 million and $135 million liability recorded as of December 31, 2017 and 2016, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as

RiverSource Life Insurance Company

Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

Description of Securities (in millions)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agency obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of 1.6 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $711 million and $428 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 84% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $906 million and $944 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,259	$6,303	28%	$5,671	$5,728	25%
AA	1,090	1,285	6	1,013	1,177	5
A	3,443	3,902	18	3,767	4,167	19
BBB	8,796	9,465	43	9,584	10,190	45
Below investment grade	1,176	1,200	5	1,429	1,420	6
Total fixed maturities	$20,764	$22,155	100%	$21,464	$22,682	100%

As of December 31, 2017 and 2016, approximately 35% and 40%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$21	$33	$33
Reductions for securities sold during the period (realized)	(21)	(12)	—
Ending balance	$—	$21	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Gross realized investment gains	$48	$29	$30
Gross realized investment losses	(4)	(12)	(17)
Other-than-temporary impairments	—	—	(7)
Total	$44	$17	$6

Other-than-temporary impairments for the year ended December 31, 2015 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,288	$1,305
Due after one year through five years	5,481	5,685
Due after five years through 10 years	3,039	3,154
Due after 10 years	3,723	4,703
	13,531	14,847
Residential mortgage backed securities	2,979	3,011
Commercial mortgage backed securities	3,554	3,569
Asset backed securities	700	728
Common stocks	1	—
Total	$20,765	$22,155

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$947	$997	$1,034
Mortgage loans	137	149	177
Other investments	(48)	8	33
	1,036	1,154	1,244
Less: investment expenses	25	26	26
Total	$1,011	$1,128	$1,218

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$44	$17	$6
Mortgage loans	(4)	10	—
Other investments	—	(1)	(2)
Total	$40	$26	$4

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$25	$25	$28
Charge-offs	(3)	(3)	(4)
Provisions	—	3	1
Ending balance	$22	$25	$25

Individually evaluated for impairment	$—	$2	$4
Collectively evaluated for impairment	22	23	21

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2017	2016
Individually evaluated for impairment	$17	$10
Collectively evaluated for impairment	3,015	3,275
Total	$3,032	$3,285

As of December 31, 2017 and 2016, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $17 million and $5 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company purchased $156 million, $73 million and $106 million, respectively, and sold $259 million, $250 million and $15 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans. The loans sold during 2015 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $5 million and $2 million as of December 31, 2017 and 2016, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2017 and 2016. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
South Atlantic	$735	$753	28%	29%
Pacific	771	722	29	28
Mountain	242	234	9	9
West North Central	223	212	8	8
East North Central	209	195	8	8
Middle Atlantic	179	191	7	7
West South Central	125	122	5	5
New England	67	84	3	3
East South Central	84	80	3	3

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Retail	$893	$916	34%	35%
Office	470	473	18	18
Apartments	536	483	20	19
Industrial	451	430	17	17
Mixed use	38	42	1	2
Hotel	39	41	2	1
Other	208	208	8	8

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

Residential Mortgage Loans

The recorded investment in residential mortgage loans as of December 31, 2017 and 2016 was nil and $300 million, respectively. During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

As of December 31, 2016, approximately 2% of residential mortgage loans had FICO scores below 640. As of December 31, 2016, none of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans was in California which represented 52% of the portfolio as of December 31, 2016. Colorado and Washington represented 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represented more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2017 and 2016 was $397 million and $392 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2017 and 2016 were $5 million and $1 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2017 and 2016. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2017, 2016 and 2015. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in the write-off of DAC, which was included in the impact of unlocking. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in millions)	2017	2016		2015
Balance at January 1	$2,611	$2,693		$2,581
Capitalization of acquisition costs	242	279	(1)	275
Amortization, excluding the impact of valuation assumptions review	(219)	(253)		(267)
Amortization, impact of valuation assumptions review	12	(81	)(2)	(6)
Impact of change in net unrealized securities (gains) losses	(7)	(27)		110
Balance at December 31	$2,639	$2,611		$2,693

RiverSource Life Insurance Company

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2017	2016	2015
Balance at January 1	$301	$334	$361
Capitalization of sales inducement costs	4	5	4
Amortization, excluding the impact of valuation assumptions review	(37)	(42)	(52)
Amortization, impact of valuation assumptions review	(1)	4	1
Impact of change in net unrealized securities (gains) losses	6	—	20
Balance at December 31	$273	$301	$334

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $195.9 billion and $196.5 billion, respectively, of which $142.4 billion as of both December 31, 2017 and 2016 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Direct premiums	$637	$642	$629
Reinsurance ceded	(227)	(225)	(223)
Net premiums	$410	$417	$406

Policy and contract charges are presented on the Consolidated Statements of Income net of $114 million, $110 million and $107 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $298 million, $318 million and $287 million for the years ended December 31, 2017, 2016 and 2015, respectively.

RiverSource Life Insurance Company

Reinsurance recoverables include approximately $2.3 billion and $2.0 billion related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively. Policyholder account balances, future policy benefits and claims include $509 million and $529 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2017		2016
Policyholder account balances
Fixed annuities(1)	$9,934		$10,588
Variable annuity fixed sub-accounts	5,166		5,211
VUL/UL insurance	3,047		3,007
IUL insurance	1,384		1,054
Other life insurance	720		758
Total policyholder account balances	20,251		20,618
Future policy benefits
Variable annuity GMWB	463		1,017
Variable annuity GMAB	(80	)(2)	(24	)(2)
Other annuity liabilities	78		66
Fixed annuity life contingent liabilities	1,484		1,497
Life and DI insurance	1,221		1,204
LTC insurance	4,896		4,352
VUL/UL and other life insurance additional liabilities	688		588
Total future policy benefits	8,750		8,700
Policy claims and other policyholders’ funds	177		196
Total policyholder account balances, future policy benefits and claims	$29,178		$29,514

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.09%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIA in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

In November 2017, the Company began offering a fixed index annuity product which is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

RiverSource Life Insurance Company

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 6% to 6.4% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2017	2016
Variable annuity	$75,174	$69,606
VUL insurance	7,352	6,659
Other insurance	34	33
Total	$82,560	$76,298

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$61,418	$59,461	$9	66	$56,143	$54,145	$208		65
Five/six-year reset	8,870	6,149	12	66	8,878	6,170	22		66
One-year ratchet	6,548	6,187	11	69	6,426	6,050	110		68
Five-year ratchet	1,563	1,506	1	65	1,542	1,483	7		64
Other	1,099	1,075	50	72	965	942	86		71
Total — GMDB	$79,498	$74,378	$83	66	$73,954	$68,790	$433		65
GGU death benefit	$1,118	$1,067	$133	70	$1,047	$996	$108		68
GMIB	$233	$216	$7	69	$245	$227	$13		68
GMWB:
GMWB	$2,508	$2,500	$1	71	$2,650	$2,642	$2		70
GMWB for life	44,375	44,259	129	67	39,436	39,282	289	(2)	66
Total — GMWB	$46,883	$46,759	$130	67	$42,086	$41,924	$291		66
GMAB	$3,086	$3,083	$—	59	$3,484	$3,476	$21		59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,460	65	$6,376	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB &GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$9	$7	$693	$(41)	$263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	$17	$6	$463	$(80)	$489

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2017	2016
Mutual funds:
Equity	$46,038	$40,622
Bond	23,529	23,142
Other	5,109	5,326
Total mutual funds	$74,676	$69,090

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2017 and 2016, the Company has pledged $43 million and $33 million, respectively, of agency residential mortgage backed securities and $8 million and $19 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month and less than three months as of December 31, 2017 and 2016, respectively. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2017 and 2016 was 1.4% and 0.9%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $750 million and $771 million as of December 31, 2017 and 2016, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months as of both December 31, 2017 and 2016. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2017 and 2016 was 1.5% and 0.8%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at net asset value (“NAV”)				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(3)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

RiverSource Life Insurance Company

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agency obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	43	1,487	—	1,530
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Total other assets	43	3,303	—	3,346
Separate account assets at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(5)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,987	—	1,989
Foreign exchange derivative contracts	2	45	—	47
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(498) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(2)	(977	)(3)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(2)	$(946	)(3)	$(859)

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(3)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(3)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(2)	(511	)(3)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(2)	$(448	)(3)	$(435)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income (loss)	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total (gains) losses included in:
Net income	27	(2)	105	(3)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2015	$27	(2)	$127	(3)	$154

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(71) million, $98 million and $74 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

RiverSource Life Insurance Company

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

RiverSource Life Insurance Company

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). During the year ended December 31, 2017, the Company recognized $64 million of impairments on its investment in affordable housing partnerships primarily due to the enactment of the Tax Act. The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $166 million as of December 31, 2017 and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)
	December 31, 2016
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities at NAV	341				341	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to the valuation of commercial mortgage loans, these measurements are classified as Level 3.

The fair value of residential mortgage loans as of December 31, 2016 is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions. Given the significant unobservable inputs to the valuation of residential mortgage loans as of December 31, 2016, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Company

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $322 million, $313 million and $311 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $167 million, $158 million and $162 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $42 million, $40 million and $41 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $390 million, $400 million and $437 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Cash dividends paid to Ameriprise Financial	$700	$1,000	$800
Cash dividends received from RiverSource Life of NY	50	50	25
Cash dividend received from RTA	20	15	—
Cash dividend received from RiverSource REO 1, LLC (1)	—	31	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

RiverSource Life Insurance Company

On February 20, 2018, the Company’s board of directors declared a cash dividend of $200 million to Ameriprise Financial, payable on or before March 22, 2018, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $105 million and $168 million as of December 31, 2017 and 2016, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2018, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. There was no immediate impact to statutory surplus at the effective date for the permitted statutory accounting practice. As of December 31, 2017, application of this permitted practice resulted in a decrease to RiverSource Life Insurance Company’s statutory surplus of approximately $3 million.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(306) million and $275 million as of December 31, 2017 and 2016, respectively.

In addition, dividends whose fair market value, together with that of other dividends made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $2.4 billion and $3.0 billion as of December 31, 2017 and 2016, respectively.

Statutory net gain from operations and net income (loss) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Statutory net gain from operations	$958	$834	$1,033
Statutory net income (loss)	222	322	633

Government debt securities of $4 million as of both December 31, 2017 and 2016 were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

RiverSource Life Insurance Company

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$64,790	$1,081	$415	$71,019	$1,735	$965
Equity contracts	56,649	2,367	2,671	60,419	1,530	1,989
Credit contracts	715	—	2	1,039	1	—
Foreign exchange contracts	3,996	35	23	4,494	80	47
Other contracts	450	—	—	240	—	—
Total non-designated hedges	126,600	3,483	3,111	137,211	3,346	3,001
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(49)	N/A	—	614
IUL	N/A	—	601	N/A	—	464
Indexed annuities	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	557	N/A	—	1,083
Total derivatives	$126,600	$3,483	$3,668	$137,211	$3,346	$4,084

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of $89 million and $235 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $89 million and $118 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had sold, pledged, or rehypothecated nil and $19 million, respectively, of these securities. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$232
Equity contracts	(10)	(308)
Credit contracts	—	(1)
Foreign exchange contracts	—	13
Other contracts	—	(1)
GMWB and GMAB embedded derivatives	—	(372)
IUL embedded derivatives	(8)	—
Indexed annuity embedded derivatives	1	—
Total gain (loss)	$(17)	$(437)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2017:

(in millions)	Premiums Payable	Premiums Receivable
2018	$213	$129
2019	276	170
2020	198	98
2021	168	107
2022	231	147
2023-2026	472	59
Total	$1,558	$710

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2017, the Company held no derivatives that were designated as cash flow hedges. As of December 31, 2017, the Company expects to reclassify $2 million of deferred losses on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2017 and 2016, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2017, 2016 and 2015, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is one year and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $299 million and $206 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $296 million and $198 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $3 million and $8 million, respectively.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$210	$(61)	$149
Reclassification of net securities (gains) losses included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized securities gains (losses)	(14)	11	(3)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	5	(2)	3
Net unrealized derivatives gains (losses)	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$350	$(124)	$226
Reclassification of net securities (gains) losses included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains (losses)	91	(33)	58
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

	Years Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities (gains) losses included in net income(2)	(6)	2	(4)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities gains (losses)	(523)	185	(338)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$(517)	$183	$(334)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Other	Total
Balance, January 1, 2015	$741	$(12)	$—	$729
OCI before reclassifications	(334)	—	—	(334)
Amounts reclassified from AOCI	(4)	4	—	—
Total OCI	(338)	4	—	(334)
Balance, December 31, 2015	403 (1)	(8)	—	395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	$458 (1)	$(1)	$(1)	$456

(1)

Includes nil, nil and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2017, 2016 and 2015, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Current income tax
Federal	$158	$18	$234
State	1	1	2
Total current income tax	159	19	236
Deferred income tax
Federal	103	6	(91)
State	(2)	(1)	—
Total deferred income tax	101	5	(91)
Total income tax provision	$260	$24	$145

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes an expense of $140 million due to the enactment of the Tax Act. The $140 million expense includes a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Impact of Tax Act	14.0	—	—
Dividend received deduction	(12.9)	(17.1)	(14.0)
Low income housing tax credits	(7.4)	(9.4)	(6.1)
Foreign tax credit, net of addback	(2.7)	(3.8)	—
Taxes applicable to prior years	—	(2.0)	—
Other, net	—	0.7	(0.9)
Income tax provision	26.0%	3.4%	14.0%

RiverSource Life Insurance Company

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing tax credits.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $140 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s expense related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $136 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$599	$1,144
Investment related	251	236
Other	29	13
Gross deferred income tax assets	879	1,393
Less: valuation allowance	11	8
Total deferred income tax assets	868	1,385
Deferred income tax liabilities
Deferred acquisition costs	431	695
Net unrealized gains on Available-for-Sale securities	150	251
Deferred sales inducement costs	62	113
Depreciation	13	23
Other	1	—
Gross deferred income tax liabilities	657	1,082
Net deferred income tax assets	$211	$303

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2018. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2017	2016	2015
Balance at January 1	$59	$95	$160
Additions based on tax positions related to the current year	5	6	11
Additions for tax positions of prior years	—	31	29
Reductions for tax positions of prior years	(50)	(68)	(105)
Settlements	—	(5)	—
Balance at December 31	$14	$59	$95

If recognized, approximately $5 million, $6 million and $9 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $9 million to $10 million in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $1 million, a net decrease of $39 million, and a net increase of $1 million in interest and penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $1 million and $2 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2017, the Company received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 through 2015. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2017	2016
Commercial mortgage loans	$31	$68
Residential mortgage loans	—	185
Affordable housing and other real estate partnerships	123	177
Total funding commitments	$154	$430

The decrease in residential mortgage loan funding commitments as of December 31, 2017 compared to the prior year is primarily due to the sale of loans. See Note 6 for additional information.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2017 and 2016, the estimated liability was $14 million and $16 million, respectively, and the related premium tax asset was $12 million and $14 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6318 CD (4/18)

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Annuity Account including:

Report of Independent Registered Public Accounting Firm dated April 20, 2018

Statements of Assets and Liabilities for the year ended Dec. 31, 2017

Statements of Operations for the year ended Dec. 31, 2017

Statements of Changes in Net Assets for the two years ended Dec. 31, 2017 and 2016

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 22, 2018

Consolidated Balance Sheets as of Dec. 31, 2017 and 2016

Consolidated Statements of Income for the years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2017, 2016 and 2015

Notes to Consolidated Financial Statements

(b)	Exhibits:

1.1	Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2’s Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registation Statement No. 333-74865, filed on or about April 28, 2000, is incorporated by reference.

1.10	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant’s Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22to Registrant’s Post-Effective Amendment No.12 to Registration Statement No. 333-139760 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No.333-139760, filed on or about April 22, 2011, is incorporated herein by reference.

2.	Not applicable.

3.1	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2	Not applicable.

4.1	Form of Deferred Annuity Contract (form 43431) filed electronically as Exhibit 4.1 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2	Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit 4.2 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3	Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit 4.3 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4	Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5	Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6	Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7	Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8	Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9	Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10	Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11	Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12	Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13	Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14	Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15	Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16	Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17	Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18	Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19	Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20	Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21	Form of Annuity Endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22	Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23	Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24	Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25	Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26	Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27	Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28	Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29	Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30	Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31	Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32	Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33	Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34	Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35	Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36	Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37	Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38	Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39	Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40	Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41	Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42	Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43	Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44	Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45	Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as Exhibit 4.45 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46	Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47	Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48	Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49	Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50	Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51	Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52	Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit 4.52 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57	Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.58	Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No.7 under Registration Statement No.333- 139760 on or about Nov.25, 2009 is incorporated herein by reference.

4.59	Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.60	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.61	Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62	Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.63	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.64	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.65	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.66	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.67	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.68	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.69	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2	Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3	Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4	Form of Application (form 272878) filed as Exhibit 5.4 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5	Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6	Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7	Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8	Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9	Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13	Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15

Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life

Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1	Consent of Independent Registered Public Accounting Firms for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.2	Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement dated Jan. 31, 2018 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 14 to Registration Statement No.333-186218, is incorporated herein by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James A. Brefeld, Jr.		Senior Vice President and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Jeninne C. McGee		Director

David K. Stewart		Senior Vice President and Controller

Mark Gorham		Director and Vice President – Insurance Product Development

Lynn Abbott		Vice President – National Sales Manager and Fund Management

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited[1]	India
Ameriprise International Holdings GmbH	Switzerland
Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl—(see separate org chart for subsidiaries of this entity)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.[2]	MN
Ameriprise Advisory Management, LLC	DE
Ameriprise Financial Services, Inc.[2]	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Investment Professionals, Inc.[2]	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.[2]	DE
Seligman Partners, LLC	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.[3]	TX
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX

LPL 1111 Broadway, L.P.[4]	TX
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.[2]	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC	DE

[1]	This entity has two shareholders: Ameriprise Financial, Inc. (19%) and Ameriprise India Private Limited (81%).
[2]	Registered Broker-Dealer.
[3]	This entity has two shareholders: Lionstone Partners, LLC (99%) and Cash Flow Asset Management GP, LLC (1%).
[4]	This entity has two shareholders: Lionstone Partners, LLC (99.9%) and LPL 1111 Broadway GP, LLC (0.1%).

Item 27. Number of Contract owners

As of March 31, 2018 there were 12,979 nonqualified and 20,673 qualified contract owners.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. (a) Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James A. Brefeld, Jr.	Senior Vice President and Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jeffrey J. Scherman	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$399,726,740	None	None	None

Item 30. Location of Accounts and Records

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55402

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2018.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Registrant)

By RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2018.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ James A. Brefeld Jr.*	Senior Vice President and Treasurer
James A. Brefeld Jr.

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ Colin J. Lundgren*	Director
Colin J. Lundgren

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

/s/ David K. Stewart*	Senior Vice President and Controller
David K. Stewart

*	Signed pursuant to Power of Attorney dated Jan. 31, 2018 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 14 to Registration Statement No. 333-186218, by:

/s/ Nicole D. Wood
Nicole D. Wood

Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO.22 TO REGISTRATION STATEMENT

No. 333-139760

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

RiverSource(R) Signature Select Variable Annuity

RiverSource(R) Signature Variable Annuity

Part B.

Combined Statement of Additional Information and Financial Statements for:

RiverSource Variable Annuity Account

Part C.

Other Information.

The signatures.

Exhibits.

EXHIBIT INDEX

9.	Opinion of Counsel and Consent

10.1	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.